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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-5669
                                  ----------------------------------------------

                                Fifth Third Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        3435 Stelzer Road, Columbus, OH        43219
--------------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: July 31
                         -------

Date of reporting period: January 31, 2005
                          ----------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).


LOGO: FIFTH THIRD FUNDS

MONEY MARKET MUTUAL FUNDS
SEMI-ANNUAL REPORT TO SHAREHOLDERS

----------------
January 31, 2005

                      NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.



This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending April 30 (available beginning June 29, 2005) and October 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:
o ARE NOT FDIC INSURED
o HAVE NO BANK GUARANTEE
o MAY LOSE VALUE

TABLE OF CONTENTS

Economic Outlook
Commentary Section ..........   1

Manager Commentary ..........   3

Schedules of Portfolio
  Investments ...............   5

Notes to Schedules of
  Portfolio Investments .....  20

Statements of Assets
  and Liabilities ...........  22

Statements of Operations ....  24

Statements of Changes
  in Net Assets .............  26

Notes to Financial
  Statements ................  30

Financial Highlights ........  34

Supplemental Information ....  40


OUR MESSAGE TO YOU
--------------------------------------------------------------------------------

[Fifth Third Logo]

Stock investors were rewarded in the second half of 2004 for their patience during the first half of 2004. For the six-month period ended January 31, 2005, positive returns for the major stock averages included:

Bar chart:
MARKET INDICES FOR THE SIX MONTH
PERIOD ENDED JANUARY 31, 2005

12.24% gain for the S&P 400 Index of mid cap stocks

13.88% gain for the Russell 2000(R) Index of small cap stocks

16.68% gain for the MSCI EAFE Index of international stocks


Such strong returns were driven by a confluence of several events, including:

     1.   The results and finality of the November elections
     2.   Above average economic growth
     3.   Continued strength in corporate profits
     4.   Low bond yields
     5.   A subdued inflationary environment

Additionally, notice the continuation of the patterns where small cap stocks outperformed large cap stocks and international stocks outperformed domestic equities. These trends have persisted for several years and represent a reward for well-diversified investors.

On the domestic front, an environment of above average economic growth combined with below average bond yield is historically one where small cap stocks thrive. For international investors, the mixture of a declining U.S. dollar (which was down about 7% on a trade-weighted basis for the six months ended January 31,
2005) and strong overseas economic growth led by China, India, Eastern Europe and parts of South America, continued to attract investor focus.

We expect that investors will continue to be attracted to international opportunities as long as demand from China and India for commodities and other infrastructure items remains strong and the governments of those two heavily populated countries allow their middle classes to develop in a free market economy.

The rising price of commodities and lower bond yields brought together an unusual circumstance where the outperforming stock sectors over the past six months were the utilities, energy, consumer discretionary and materials groups. This resulted in value stocks outperforming growth stocks by nearly 6% from August 1, 2004 to January 31, 2005. This situtation provided a challenge to our growth stock team, while offering opportunity for our value stock team.

Perhaps the biggest surprise over the past six months was the positive performance of the bond market. Most market observers, including ourselves, were of the opinion that bond yields would rise during the second half of 2004 and that bond prices, in turn, would fall. However, the yield on the 10-year Treasury bond, which stood at 4.47% on July 31, 2004, fell to 4.13% by January 31, 2005, and prices rose accordingly. This was great for borrowers, but extended the challenges facing income-focused investors.

The Federal Reserve Board (the "Fed") remained active during the second half of 2004, pushing its benchmark Fed Funds Rate from 1.25% to 2.25%. This was primarily in response to continued strength in the U.S. economy and the resulting concerns of increasing inflation that such growth tends to generate-although consumers have yet to see any alarming impact from the 2004 expansion. The result was low single-digit total returns for bond investors over the six-month period ending January 31, 2005.

As we move further into 2005, we believe that the financial markets are likely to remain focused on the Fed, economic and corporate profit growth, the value of the dollar, inflation and the price of oil. One chief concern is that the Fed will keep raising rates despite some expectations of slowing growth in economic activity and corporate profits, while the dollar and oil prices will remain inflationary wild cards.

While we agree that the pace of corporate profit growth will inevitably slow from the torrid rates realized over the past few years, in which increases of more than 20% were common, we are optimistic that the pace will remain above the long-term average growth rate of 7%. This should provide upside potential for stocks, though perhaps at a more subdued level than 2004.

We continue to be concerned about the low level of bond yields, and the effects such circumstances could have for total return bond investors. The Fed is likely to stay active for at least the first half of 2005, which could continue to drive up yields on shorter-term issues. Further, we anticipate that economic growth will linger near the long-term average of 3.5%, which would keep pressure on the prices of longer-term bonds. In this environment, our bond fund managers remain cautious.

All in all, we are fairly optimistic for the economy and the stock market. However, we are aware of the threats to both from higher oil prices. We believe that this continues to be an environment where investors should be patient and well-diversified.

Thank you for your continued confidence in the Fifth Third Funds.


/s/ Keith Wirtz
Keith Wirtz, CFA
Chief Investment Chief


/s/ John Augustine
John Augustine, CFA
Investment Strategist

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MONEY MARKET FUNDS

For the six-month period ended January 31, 2005, yields across the Fifth Third Money Market Funds increased gradually on an absolute basis. The rise reflected the Funds' ability to consistently reinvest in higher yielding issues against the backdrop of increases in the Federal Funds target rate by the Federal Open Market Committee ("FOMC") of the Federal Reserve. Within the period, the FOMC boosted its short-term rate by 25 basis points (0.25%) at four consecutive meetings between August 2004 and January 2005, hiking the yield from 1.25% to 2.25% in the process.

The Fifth Third Prime Money Market Fund and the Fifth Third Institutional Money Market Funds maintained a conservative orientation with continued emphasis on high quality securities. The strategy continued to provide added comfort to the principal preservation objective.

Relative to respective peer groups, the taxable Money Market Funds generally maintained a neutral duration position, which allowed for a more effective response to the FOMC's rate-increase campaign.

In establishing the somewhat defensive position, the taxable Money Market Funds utilized more traditional money market securities such as U.S. Treasury bills, U.S. government agency discount notes and commercial paper as cash equivalents. The Funds also selectively sought floating and fixed rate issues, aiming to capture incremental yield relative to the implied rate indicated by Federal Funds futures contracts. This strategy was based on the belief that the FOMC would remain "measured" in adjusting the Federal Funds target rate upward and that the increases would continue into 2005. The strategy proved effective as the floating rate securities provided additional yield while the cash equivalent position allowed the Funds to readily cope with volatile cash flows during an uncertain period.

Municipal money markets experienced high volatility during the period, extending a trend that emerged during the first part of 2004. As the FOMC followed its deliberate path, economic data reflected a mixed picture of the state of the economy. Concurrently, tax-exempt money market funds experienced periods of high inflows and outflows, which subsequently inflicted significant yield swings in the critical variable rate demand note market.

A limited supply of Michigan issues curtailed efforts to maintain a longer duration in the Michigan Municipal Money Market Fund, although it managed to remain in line or slightly longer than its peer group. Amid struggles with layoffs and other problems in the automotive and furniture industries, the state's variable rate demand note market started to pick up by the period's end.

Within this environment, the Municipal Money Market Fund maintained a longer duration than its peer group, which provided modestly better returns. Weekly and daily floater issues backed by financial institutions and corporations furnished additional yield, as did smaller issues, which typically carry higher rates due to lower market demand.

MATURITY COMPOSITION as of January 31, 2005
WEIGHTED AVERAGE MATURITY+
--------------------------------------------------------------------------------

                                        DAYS                   DAYS
                                    AS OF 7/31/04         AS OF 1/31/05
Fifth Third Prime
Money Market Fund                       43                      37

Fifth Third Institutional
Money Market Fund                       47                      37

Fifth Third Institutional
Government Money Market Fund            44                      34

Fifth Third Government
Money Market Fund                       45                      37

Fifth Third U. S. Treasury
Money Market Fund                       37                      21

Fifth Third Michigan Municipal
Money Market Fund                       36                      34

Fifth Third Municipal
Money Market Fund                       29                      42

+Portfolio composition is subject to change.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

AN INVESTMENT IN ANY OF THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

The Fifth Third Michigan Municipal Money Market Fund's income may be subject to certain state and local taxes and, depending on one's tax status, the federal alternative minimum tax. Single state funds may be subject to additional risk, since issuers they invest in are more likely to be subject to the same political and/or economic risks.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MONEY MARKET MATURITY SCHEDULES
--------------------------------------------------------------------------------
as a percentage of value of investments+

                                                         Institutional                                   Michigan
                          Prime          Institutional   Government      Government      U.S. Treasury   Municipal       Municipal
     as of                Money          Money           Money           Money           Money           Money           Money
January 31, 2005          Market Fund    Market Fund     Market Fund     Market Fund     Market Fund     Market Fund     Market Fund
Less than 8 Days          55.0%          55.3%           39.9%           31.0%           75.3%           75.1%           80.7%
------------------------------------------------------------------------------------------------------------------------------------
8 to 14 Days               1.9%           1.1%            5.1%             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
15 to 30 Days             20.7%          17.0%           22.1%           35.3%            2.6%            4.1%            1.4%
------------------------------------------------------------------------------------------------------------------------------------
31 to 180 Days            17.4%          21.6%           29.4%           30.6%           20.6%           14.8%            6.6%
------------------------------------------------------------------------------------------------------------------------------------
181 to 365 Days            4.6%           4.5%            3.5%            3.1%            1.5%            6.0%           11.3%
------------------------------------------------------------------------------------------------------------------------------------
366 to 397 Days            0.4%           0.5%             --              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------

+Portfolio composition is subject to change.

                                                                 PRIME MONEY MARKET FUND
                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                                            JANUARY 31, 2005 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (1.7%)
Canadian Imperial Bank Yankee CD,
   2.52%, 5/31/05 *                                         $ 10,000       $       9,999
Discover Bank, 2.55%, 11/3/05                                 15,000              15,000
                                                                           -------------

TOTAL CERTIFICATES OF DEPOSIT                                                     24,999
                                                                           -------------

COMMERCIAL PAPER (10.2%)
Abby National Treasury Service, 2.44%,
   2/22/05 **                                                 10,000               9,986
Barclays Capital, 2.32%, 2/10/05 **                            7,500               7,496
Citigroup, Inc., 2.45%, 2/15/05 **                            15,000              14,986
Depfa Bank PLC, 2.63%, 4/19/05 **                             15,000              14,916
General Electric Capital Corp., 2.60%,
   4/18/05 **                                                 10,000               9,946
General Electric Capital Corp., 2.68%,
   4/28/05 **                                                 10,000               9,936
Goldman Sachs Group, Inc., 2.44%,
   2/18/05 **                                                 15,000              14,982
Nestle Capital Corp., 1.73%, 2/22/05 **                       10,000               9,990
Northern Trust Corp., 2.42%, 2/23/05 **                       15,000              14,978
State Street, 2.46%, 2/24/05 **                               15,000              14,976
Toyota Motor Corp., 2.27%, 2/16/05 **                         15,000              14,986
Toyota Motor Corp., 2.36%, 3/7/05 **                          10,000               9,978
                                                                           -------------
TOTAL COMMERCIAL PAPER                                                           147,156
                                                                           -------------

CORPORATE BONDS (33.4%)
Abbey National Treasury Service,
   2.30%, 5/26/05 *                                           10,000               9,999
American Express Credit Corp.,
   4.25%, 2/7/05                                               5,000               5,002
American Express Credit Corp.,
   2.43%, 8/9/05 *                                            15,000              15,003
American Express Credit Corp.,
   2.52%, 10/14/05 *                                           7,500               7,503
American Express Credit Corp.,
   6.88%, 11/1/05                                              5,000               5,150
Amoco Canada, 6.75%, 2/15/05                                   6,000               6,012
Associates Corp., N.A., 6.00%, 7/15/05                        10,585              10,761
Bank of America Corp.,
   7.88%, 5/16/05                                             10,270              10,449
Bank One Corp., 6.50%, 2/1/06                                  5,000               5,160
Bear Stearns & Co., Inc.,
   7.63%, 2/1/05                                               9,487               9,487
Bear Stearns & Co., Inc.,
   2.89%, 3/18/05 *                                            5,460               5,463
Bear Stearns & Co., Inc.,
   2.72%, 4/29/05 *                                           10,450              10,454
Bear Stearns & Co., Inc.,
   2.58%, 12/22/05 *                                          10,000              10,007
Bear Stearns & Co., Inc.,
   2.35%, 2/3/06 *                                            20,000              20,001
BP Capital PLC, 4.00%, 4/29/05                                10,000              10,032

                                    Continued

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
CORPORATE BONDS, CONTINUED
Citigroup Global Markets,
   2.76%, 7/25/05 *                                         $  5,000       $       5,001
Citigroup, Inc., 2.28%, 2/7/05 *                              15,000              15,000
Coca-Cola Co., 4.00%, 6/1/05                                  10,582              10,633
Credit Suisse First Boston,
   2.51%, 2/8/05 *                                            20,000              20,001
Credit Suisse First Boston,
   2.28%, 8/10/05 *                                           20,000              20,005
Deutshe Bank, 2.36%, 2/18/05 *                                16,350              16,351
First Union Corp., 7.55%, 8/18/05                             10,000              10,262
General Electric Capital Corp.,
   2.38%, 2/3/06 *                                            10,000              10,025
General Electric Capital Franchise
   Financial, 7.88%, 11/30/05                                  7,500               7,807
Goldman Sachs Group, Inc.,
   7.63%, 8/17/05                                             17,775              18,265
International Lease Finance Corp.,
   5.95%, 6/6/05                                               5,000               5,064
Lehman Brothers Holdings,
   3.05%, 9/28/05 *                                           21,780              21,856
Mellon Funding Corp.,
   7.50%, 6/15/05                                              8,000               8,149
Merrill Lynch & Co., 4.54%, 3/8/05                             4,650               4,660
Merrill Lynch & Co., 2.58%, 2/10/06 *                         15,000              15,000
Morgan Stanley Dean Witter,
   7.75%, 6/15/05                                             18,200              18,558
Morgan Stanley Dean Witter,
   2.39%, 2/3/06 *                                            15,000              15,000
National City Bank, 2.41%, 6/10/05 *                          15,000              15,002
Societe Generale, 2.38%, 6/14/05 *                            10,000               9,999
Societe Generale, 2.35%, 8/10/05 *                            18,000              17,997
SunTrust Bank, 2.56%, 10/3/05 *                               15,000              15,004
Wal-Mart Stores, Inc., 2.30%, 2/22/05 *                        7,000               7,000
Wells Fargo Co., 7.65%, 3/15/05                                2,100               2,115
Wells Fargo Co., 6.50%, 6/1/05                                 5,000               5,068
Wells Fargo Co., 2.45%, 7/15/05 * (c)                         25,000              24,999
Wells Fargo Co., 7.25%, 8/24/05                                9,500               9,756
Westdeutsche Landesbank,
   2.33%, 3/4/05 *                                            15,000              15,000
                                                                           -------------
TOTAL CORPORATE BONDS                                                            484,060
                                                                           -------------

DEMAND NOTES(C) (22.3%)
American Healthcare Funding, 2.47%,
   5/1/27, (LOC: LaSalle Bank) *                               5,355               5,355
Atlas Industries, Inc., 2.51%, 6/1/10,
   (LOC: National City Bank) *                                 5,120               5,120
Beavercreek Enterprises, 2.51%, 3/2/20,
   (LOC: National City Bank) *                                 4,345               4,345
Buckeye Corrugated, Inc., 2.56%,
   10/1/17, (LOC: Key Bank) *                                  6,495               6,495
Capital One Funding Corp., 2.42%,
   10/1/14, (LOC: Bank One) *                                  2,876               2,876

                                    Continued

                                        5


PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
DEMAND NOTES, CONTINUED
Capital One Funding Corp., 2.42%,
   7/2/18, (LOC: Bank One) *                                $    914       $         914
Capital One Funding Corp., 2.42%,
   10/1/21, (LOC: Bank One) *                                  1,300               1,300
Capital One Funding Corp., 2.42%,
   1/4/27, (LOC: Bank One) *                                   8,191               8,191
Central Michigan Inns, 2.60%, 4/1/30,
   (LOC: Michigan National Bank) *                             2,080               2,080
Cornerstone Funding Corp., 2.57%,
   12/1/11, (LOC: SunTrust) *                                  8,495               8,495
Cornerstone Funding Corp., 2.57%,
   9/1/25, (LOC: SunTrust) *                                   5,750               5,750
Germain Properties, 2.40%, 3/1/31,
   (LOC: Bank One) *                                          45,470              45,470
GTB Properties LLC, 2.75%, 7/1/23,
   (LOC: National Australia Bank) *                            4,665               4,665
Hannahville Indian Community, 2.47%,
   6/1/13, (LOC: National City Bank) *                         3,805               3,805
Harry W. Albright, Jr., 2.65%, 5/1/21,
   (LOC: National Australia Bank) *                            5,725               5,725
Heart Center Medical Group, 2.51%,
   10/1/30, (LOC: National City Bank) *                       10,810              10,810
HWP Co., Ltd. Project, 2.51%,
   12/3/18, (LOC: National City Bank) *                        4,650               4,650
Idaho Associates LLC, 2.42%, 4/1/27,
   (LOC: ABN AMRO) *                                           5,950               5,950
Iowa 80 Group Inc., 2.55%, 6/1/16,
   (LOC: Wells Fargo) *                                        4,600               4,600
Jackson 2000, 2.56%, 6/1/49,
   (LOC: KeyBank) *                                            9,375               9,375
Jefferson Land Development, 2.56%,
   10/1/16, (LOC: National City Bank) *                        1,060               1,060
Kahala Senior Living Community,
   2.55%, 11/15/33, (LOC: LaSalle Bank) *                     30,000              30,000
Landmark Medical LLC, 2.47%, 1/1/21,
   (LOC: Bank One) *                                           8,580               8,580
Lexington Financial Services, 2.63%,
   2/1/26, (LOC: LaSalle Bank) *                               9,100               9,100
Mount Carmel East Professional, 2.51%,
   1/1/14, (LOC: National City) *                              1,820               1,820
Mr. K Enterprises, 2.75%, 9/1/16,
   (LOC: National Australia Bank) *                            6,525               6,525
New Belgium Brewery Co., 2.62%,
   7/1/15, (LOC: KeyBank) *                                    4,010               4,010
Northside Christian Church, 2.47%,
   4/1/30, (LOC: Bank One) *                                   7,030               7,030
Park State Properties LLC, 2.45%,
   11/1/34, (LOC: US Bank) *                                   5,500               5,500
PCI Paper Conversions, Inc., 2.56%,
   4/1/10, (LOC: KeyBank) *                                    2,480               2,480
Pittsburgh Technical Institute, 2.51%,
   10/1/15, (LOC: National City Bank) *                       11,230              11,230


                                    Continued

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------

DEMAND NOTES, CONTINUED
PRD Finance LLC, 2.47%, 4/1/27,
   (LOC: National City Bank) *                              $  8,020       $       8,020
Precision Tool and Die, 2.51%, 3/1/10,
   (LOC: National City Bank) *                                 3,983               3,983
Revenue Bond CTF Series Trust
   Castlegate 3, 2.97%, 6/1/17,
   (LOC: AIG) *                                                1,270               1,270
Royal Town Center LLC Project,
   2.56%, 10/1/47, (LOC: Comerica Bank) *                      5,095               5,095
Saint Andrew United, 2.55%, 7/1/29,
   (LOC: Wachovia Bank) *                                     15,335              15,335
SDB Private Residence, 2.52%, 3/1/28,
   (LOC: US Bank) *                                           15,485              15,485
Second & Main, Ltd., 2.51%, 8/1/11,
   (LOC: National City) *                                      4,950               4,950
Secor Realty, Inc., 2.51%, 4/1/20,
   (LOC: National City Bank) *                                 9,445               9,445
SGS Tool Co., 2.51%, 12/1/12,
   (LOC: Bank One) *                                           6,475               6,475
Sharonville Realty Enterprises, 2.47%,
   4/1/20, (LOC: Bank One) *                                   9,140               9,140
Southeastern College, 2.50%, 1/2/30,
   (LOC: Regions Financial Corp.) *                            6,900               6,900
Zeigler Realty LLC, 2.65%, 9/1/26,
   (LOC: National City Bank) *                                 2,490               2,490
                                                                           -------------
TOTAL DEMAND NOTES                                                               321,894
                                                                           -------------

MUNICIPAL BONDS (18.6%)
ALASKA (0.3%)
Four Dam Pool Electric Revenue,
   2.47%, 7/1/26 *                                             3,770               3,770
                                                                           -------------

ARIZONA (0.8%)
Tempe Industrial Development
   Authority Revenue, 2.52%, 7/1/34 * (c)                     12,075              12,075
                                                                           -------------

CALIFORNIA (5.4%)
Riverside County, 2.38%, 11/1/20 *                             7,200               7,200
Sacramento County, 2.37%, 7/1/20 *                            17,490              17,490
Sacramento County, 2.37%, 7/1/22 *                            32,430              32,430
San Jose Redevelopment Agency
   Revenue, Merged Area, Series G,
   2.52%, 8/1/29 *                                            19,000              19,000
                                                                           -------------
                                                                                  76,120
                                                                           -------------

COLORADO (0.1%)
Pueblo Housing Authority Purchasing
   Revenue, 2.62%, 12/1/18 *                                   1,900               1,900
                                                                           -------------

                                    Continued

                                        6


                                                                 PRIME MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                            JANUARY 31, 2005 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------

MUNICIPAL BONDS, CONTINUED
GEORGIA (1.6%)
Athens Clarke County Government
   Development Authority Revenue,
   University of Georgia Athletic
   Department, 2.53%, 7/1/21 *                              $  3,735       $       3,735
Brooks County Development Authority,
   Industrial Development Revenue,
   Langboard Inc. Project, 2.56%,
   4/1/18 * (c)                                                8,800               8,800
Columbus Development Authority,
   Industrial Revenue, Litho-Krome
   Project, 2.59%, 8/1/22 * (c)                               10,125              10,125
                                                                           -------------
                                                                                  22,660
                                                                           -------------
ILLINOIS (0.9%)
Chicago, Series B, 2.58%, 1/1/19 * (c)                        13,630              13,630
                                                                           -------------

INDIANA (0.5%)
Ball State University, 2.52%, 9/1/31 * (c)                     7,000               7,000
                                                                           -------------

IOWA (0.5%)
Dallas County Industrial Development
   Revenue, Sioux City Brick & Tile,
   2.47%, 9/1/21 * (c)                                         6,980               6,980
                                                                           -------------

KANSAS (0.5%)
Park City Industrial Revenue, Hayes
   Co., Inc., 2.52%, 9/15/16 *                                 7,100               7,100
                                                                           -------------

KENTUCKY (0.6%)
Webster County Industrial Revenue,
   Green River Project, 2.55%, 11/1/24 *                       8,000               8,000
                                                                           -------------

MICHIGAN (1.7%)
Commerce Charter Township,
   Downtown Development,
   2.60%, 10/1/34 *                                           20,000              20,000
Hospital Association Financial Corp.,
   2.66%, 11/1/30 * (c)                                        4,455               4,455
                                                                           -------------
                                                                                  24,455
                                                                           -------------

MINNESOTA (0.8%)
Minneapolis Taxable Pension,
   2.47%, 12/1/13 *                                           11,635              11,635
                                                                           -------------

MISSISSIPPI (0.2%)
Business Finance Corp., Industrial
   Development Revenue, Koch Freezers
   LLC, 2.47%, 3/1/17 *                                        3,100               3,100
                                                                           -------------

NEW YORK (0.5%)
Housing Development Corp., Multi
   Family Rental Housing Revenue,
   2.40%, 6/1/33 *                                             7,800               7,800
                                                                           -------------

                                    Continued

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
NORTH CAROLINA (1.6%)
Capital Facilities Financial Agency
   Revenue, Wolfpack Powers,
   2.52%, 9/1/18 *                                          $  5,500       $       5,500
Roman Catholic Diocese, Series A,
   2.61%, 6/1/18 * (c)                                        18,255              18,255
                                                                           -------------
                                                                                  23,755
                                                                           -------------
NORTH DAKOTA (0.5%)
Ward County Health Care Facilities
   Revenue, 2.52%, 7/1/31 * (c)                                7,400               7,400
                                                                           -------------

OHIO (0.3%)
Cleveland-Cuyahoga County, Port
   Authority Revenue, CBT Project,
   2.56%,  6/1/31 * (c)                                        4,500               4,500
                                                                           -------------

PENNSYLVANIA (0.2%)
Allegheny County, Industrial
   Development Authority Revenue,
   2.51%, 5/1/15 *                                             2,700               2,700
                                                                           -------------

TENNESSEE (0.6%)
Jackson Energy Authority, 2.52%,
   10/1/25 * (c)                                               8,450               8,450
                                                                           -------------

UTAH (0.1%)
Housing Corp., Multi Family Revenue,
   2.85%, 1/1/22 *                                             2,061               2,061
                                                                           -------------

VIRGINIA (0.4%)
Norfolk Redevelopment and Housing
   Authority Revenue, 2.52%, 8/1/13 * (c)                      5,785               5,785
                                                                           -------------

WASHINGTON (0.5%)
Housing Finance Community,
   Multifamily Revenue, Monticello Park
   Project, 2.44%, 8/1/26 * (c)                                4,000               4,000
State Housing Finance Community,
   Multi Family Revenue, Eaglepointe
   Apartments-B, 2.91%, 7/1/28 *                               1,610               1,610
State Housing Finance Community,
   Multi Family Revenue,Winterhill
   Apartments- B, 2.91%, 7/1/28 *                              2,175               2,175
                                                                           -------------
                                                                                   7,785
                                                                           -------------

TOTAL MUNICIPAL BONDS                                                            268,661
                                                                           -------------

                                    Continued

                                        7


PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                           SHARES OR
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (2.1%)
FANNIE MAE (1.4%)
1.75%, 5/23/05                                              $ 10,000       $       9,986
1.85%, 6/3/05                                                 10,000              10,000
                                                                           -------------
                                                                                  19,986
                                                                           -------------

FEDERAL HOME LOAN BANK (0.7%)
1.51%, 2/2/05                                                 10,000              10,000
                                                                           -------------

TOTAL U.S. GOVERNMENT AGENCIES                                                    29,986
                                                                           -------------

REPURCHASE AGREEMENTS (11.6%)
State Street, 2.43%, 2/1/05
   (Proceeds at maturity, $11,877,
   Collateralized by a U.S. Government
   Agency security)                                           11,876              11,876
UBS Investment Bank, 2.50%, 2/1/05
   (Proceeds at maturity, $155,011,
   Collateralized by various U.S.
   Government Agency securities)                             155,000             155,000
                                                                           -------------
TOTAL REPURCHASE AGREEMENTS                                                      166,876
                                                                           -------------

MONEY MARKETS (0.6%)
AIM Funds Liquid Assets Portfolio -
   Institutional Class                                     5,276,911               5,277
Goldman Sachs Financial Square Prime
   Obligations Fund                                        2,843,123               2,843
                                                                           -------------

TOTAL MONEY MARKETS                                                                8,120
                                                                           -------------

TOTAL INVESTMENTS (COST
   $1,451,752)(A) - 100.5%                                                     1,451,752

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (0.5)%                                                               (7,325)
                                                                           -------------

NET ASSETS - 100.0%                                                        $   1,444,427
                                                                           =============

 See notes to schedule of portfolio investments and notes to financial statements.

                                                         INSTITUTIONAL MONEY MARKET FUND
                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                                            JANUARY 31, 2005 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (1.8%)
Canadian Imperial Bank Yankee CD,
   2.52%, 5/31/05 *                                         $  5,000       $       5,000
Discover Bank, 2.10%, 3/15/05                                 14,800              14,792
                                                                           -------------

TOTAL CERTIFICATES OF DEPOSIT                                                     19,792
                                                                           -------------

COMMERCIAL PAPER (20.3%)
AIG Funding, Inc., 2.31%, 2/7/05 **                           15,000              14,994
Barclays Capital, 2.29%, 2/3/05 **                            15,000              14,998
Barclays Capital, 2.32%, 2/10/05 **                            7,500               7,496
BNP Paribas, 2.44%, 3/23/05 **                                10,000               9,966
Depfa Bank PLC, 2.63%, 4/19/05 **                              5,000               4,972
Deutsche Bank, 2.53%, 2/1/05 **                               40,000              40,001
General Electric Capital Corp.,
   2.36%, 3/2/05 **                                           10,000               9,981
General Electric Capital Corp.,
   2.53%, 4/6/05 **                                           10,000               9,955
General Electric Capital Corp.,
   2.68%, 4/28/05 **                                           5,000               4,968
Goldman Sachs Group, Inc.,
   2.52%, 2/17/05 **                                          15,000              14,983
Michigan State Taxable,
   2.59%, 10/19/05                                             2,000               2,000
Purdue University, 2.35%, 2/3/05                              13,250              13,250
Rabobank Capital Funding Trust,
   2.45%, 3/31/05 **                                          10,000               9,961
Societe Generale, 2.40%, 3/9/05 **                            15,000              14,964
Toyota Motor Corp., 2.27%, 2/16/05 **                         10,000               9,991
Toyota Motor Corp., 2.36%, 3/7/05 **                          15,000              14,966
University of Texas, 2.28%, 2/3/05                             8,633               8,633
Wells Fargo & Co., 2.27%, 2/1/05 **                           15,000              15,000
                                                                           -------------
TOTAL COMMERCIAL PAPER                                                           221,079
                                                                           -------------

CORPORATE BONDS (36.4%)
Abbey National Treasury Service,
   2.30%, 5/26/05 *                                           15,000              14,999
American Express Credit Corp.,
   4.25%, 2/7/05                                              10,000              10,004
American Express Credit Corp.,
   2.43%, 8/9/05 *                                            10,000              10,002
American General Corp.,
   7.75%, 4/1/05                                               1,790               1,808
Amoco Canada, 6.75%, 2/15/05                                  12,650              12,672
Atlantic Richfield, 10.88%, 7/15/05                            5,850               6,062
Bank of America Corp., 7.88%, 5/16/05                          5,967               6,069
Bank One Corp., 7.63%, 8/1/05                                  9,910              10,165
Bank One Corp., 6.50%, 2/1/06                                  5,000               5,160
Barclays Bank, 2.36%, 3/14/05 *                               25,000              24,999
Bear Stearns & Co., Inc.,
   7.63%, 2/1/05                                              17,534              17,534
Bear Stearns & Co., Inc.,
   2.58%, 12/22/05 *                                           5,000               5,004

                                    Continued

                                        8


                                                         INSTITUTIONAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                            JANUARY 31, 2005 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
CORPORATE BONDS, CONTINUED
Bear Stearns & Co., Inc.,
   2.35%, 2/3/06 *                                          $ 15,000       $      15,000
BP Capital PLC, 4.00%, 4/29/05                                10,000              10,032
BP Capital PLC, 4.63%, 5/27/05                                 1,000               1,008
Citigroup, Inc., 2.28%, 2/7/05 *                              14,000              14,000
Citigroup, Inc., 4.13%, 6/30/05                                5,000               5,029
Citigroup, Inc., 6.75%, 12/1/05                                8,500               8,765
Coca-Cola Co., 4.00%, 6/1/05                                   8,000               8,032
Credit Suisse First Boston,
   2.51%, 2/8/05 *                                             5,000               5,000
Credit Suisse First Boston,
   2.20%, 5/4/05 *                                            15,000              15,001
Credit Suisse First Boston,
   2.28%, 8/10/05 *                                           13,200              13,204
Deutshe Bank, 2.36%, 2/18/05 *                                 6,125               6,125
First Union Corp., 7.70%, 2/15/05                             10,735              10,759
First Union Corp., 7.55%, 8/18/05                             14,700              15,091
General Electric Capital Corp.,
   7.25%, 2/1/05                                               6,000               6,000
General Electric Capital Corp.,
   2.38%, 2/3/06 *                                            10,000              10,025
General Electric Capital Franchise
   Financial, 7.88%, 11/30/05                                  2,750               2,863
Goldman Sachs Group, Inc.,
   7.63%, 8/17/05                                             10,133              10,404
Household Finance Corp.,
   2.36%, 7/5/05 *                                            15,000              15,000
International Lease Finance Corp.,
   5.12%, 6/1/05                                               2,700               2,722
International Lease Finance Corp.,
   5.95%, 6/6/05                                               5,150               5,212
Mellon Funding Corp., 7.50%, 6/15/05                           3,875               3,949
Merrill Lynch & Co., 2.32%, 2/23/05 *                          6,300               6,300
Merrill Lynch & Co., 4.54%, 3/8/05                             7,750               7,771
Merrill Lynch & Co., 6.00%, 7/15/05                            4,110               4,176
Morgan Stanley Dean Witter,
   7.75%, 6/15/05                                             13,400              13,659
Societe Generale, 2.38%, 6/14/05 *                            15,000              14,998
Societe Generale, 2.35%, 8/10/05 *                             3,000               2,999
US Bank NA, 2.44%, 12/5/05 *                                   3,300               3,301
Wells Fargo Co., 2.57%, 3/24/05 *                             15,000              15,002
Wells Fargo Co., 2.45%, 7/15/05 *                             10,000              10,000
Westdeutsche Landesbank,
   2.33%, 3/4/05 *                                            10,000              10,000
                                                                           -------------
TOTAL CORPORATE BONDS                                                            395,905
                                                                           -------------

DEMAND NOTES(C) (6.0%)
Capital One Funding, 2.42%, 8/2/21,
   (LOC: Bank One) *                                           4,717               4,717
Capital One Funding, 2.42%, 4/1/26,
   (LOC: Bank One) *                                          11,571              11,571

                                   Continued

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
DEMAND NOTES, CONTINUED
Cornerstone Funding Corp., 2.57%,
   11/15/06, (LOC: SunTrust) *                              $  4,585       $       4,585
Cornerstone Funding Corp., 2.57%,
   1/1/34, (LOC: SunTrust) *                                   4,215               4,215
Flatrock River Lodge LP, 2.66%,
   7/1/16, (LOC: FHLB) *                                       1,520               1,520
Gulf Gate Apartments, 2.52%, 9/1/28,
   (LOC: Wells Fargo) *                                        2,000               2,000
Kahala Senior Living Community,
   2.55%, 11/15/33, (LOC: LaSalle Bank) *                     10,750              10,750
Lodge of the Wabash, 2.66%, 7/1/16,
   (LOC: FHLB) *                                               1,730               1,730
Metaltec Steel Abrasive, 2.63%,
   11/1/34, (LOC: Comerica Bank) *                             4,760               4,760
Northport Baptist Church, 2.60%,
   9/1/24, (LOC: Regions Financial Corp.) *                    3,100               3,100
Park State Properties LLC, 2.45%,
   11/1/34, (LOC: US Bank) *                                   5,500               5,500
Praise Tabernacle Outreach, 2.62%,
   6/1/24, (LOC: Commerica Bank) *                             3,950               3,950
Vancouver Clinic Building, 2.52%,
   2/1/24, (LOC: US Bank) *                                    4,800               4,800
White River Lodge LP, 2.66%, 7/1/16,
   (LOC: FHLB) *                                               1,625               1,625
                                                                           -------------
TOTAL DEMAND NOTES                                                                64,823
                                                                           -------------
MUNICIPAL BONDS (24.5%)
ARIZONA (0.3%)
Tucson Airport Authority, Inc.,
   2.52%, 12/1/18 *(c)                                         3,635               3,635
                                                                           -------------

ARKANSAS (1.6%)
Northwest Regional Airport Authority,
   Airport Revenue, Series A,
   2.55%, 2/1/21 *                                            15,725              15,725
Northwest Regional Airport Authority,
   Airport Revenue, Series B,
   2.55%, 2/1/08 *                                             1,950               1,950
                                                                           -------------
                                                                                  17,675
                                                                           -------------
CALIFORNIA (4.2%)
Kern Water Authority Revenue,
   Series B, 2.52%, 7/1/28 *(c)                                4,900               4,900
Sacramento County, 2.37%, 7/1/20 *(c)                          7,220               7,220
Sacramento County, 2.37%, 7/1/22 *(c)                          5,000               5,000
Sacramento County Housing Authority,
   Multifamily Revenue, Natomas Park
   Apartments, Series B, 2.45%, 7/15/35 *(c)                   2,250               2,250
Saint Michael's Episcopal Day School,
   2.57%, 7/1/28 *(c)                                          2,740               2,740

                                    Continued

                                        9


INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
CALIFORNIA, CONTINUED
San Jose Financing Authority Lease
   Revenue, Hayes Mansion, Phase B,
   2.37%, 7/1/24 *(c)                                       $  8,000   $           8,000
Statewide Community Development
   Authority, Multifamily Revenue,
   Dublin, 2.47%, 12/15/37 *(c)                                5,010               5,010
Statewide Community Development
   Authority, Multifamily Revenue, Fairway
   Properties, 2.47%, 12/15/37 *(c)                            5,550               5,550
Statewide Community Development
   Authority, Multifamily Revenue, Palms
   Apartments, 2.43%, 5/15/35 *(c)                             3,145               3,145
Statewide Community Development
   Authority, Multifamily Revenue,
   Series X-T, 2.45%, 10/15/32 *(c)                            1,600               1,600
                                                                           -------------
                                                                                  45,415
                                                                           -------------
COLORADO (0.1%)
Denver City & County Airport Revenue,
   Series D, 2.47%, 11/15/05 *(c)                              1,600               1,600
                                                                           -------------

FLORIDA (0.1%)
Lee County Industrial Development
   Authority Revenue, Suncoast Aluminum,
   Series B, 2.52%, 10/1/22 *(c)                                 955                 955
                                                                           -------------

GEORGIA (1.7%)
Albany Dougherty, Payroll Development
   Authority, 2.60%, 7/1/24 *(c)                               5,035               5,035
Athens-Clarke County Industrial
   Development Authority Revenue,
   Leucadia Inc., Project, 2.52%, 7/1/07 *(c)                  3,550               3,550
Atlanta Urban Residential Finance
   Authority, 2.62%, 1/1/23 *(c)                                 700                 700
Augusta Housing Authority Multifamily
   Revenue, 2.66%, 5/15/33 *(c)                                  500                 500
Municipal Gas Authority Revenue,
   2.59%, 2/1/15 *(c)                                          8,380               8,380
                                                                           -------------
                                                                                  18,165
                                                                           -------------
ILLINOIS (1.5%)
Evanston, Maple Street Parking Facility,
   2.50%, 12/1/21 *(c)                                         2,000               2,000
Financial Authority Revenue, Fairview
   Obligation, Series D, 2.55%, 8/15/34 *                      1,180               1,180
Financial Authority Revenue, Fariview
   Obligation, Series C, 2.55%, 8/15/34 *                     12,595              12,595
                                                                           -------------
                                                                                  15,775
                                                                           -------------

INDIANA (2.8%)
Health Facilities Financing Authority
   Revenue, 2.42%, 4/1/24 *(c)                                 5,500               5,500

                                    Continued

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
INDIANA, CONTINUED
Health Facilities Financing Authority,
   Hospital Revenue, Community
   Foundation of Northwest Indiana,
   Series B, 2.55%, 8/1/25 *(c)                             $ 24,375   $          24,375
Indianapolis Economic Development
   Multifamily Housing Revenue, Series B,
   2.65%, 11/1/36 *(c)                                           991                 991
                                                                           -------------
                                                                                  30,866
                                                                           -------------

IOWA (0.5%)
Finance Authority Retirement Community
   Revenue, 2.55%, 12/1/20 *(c)                                5,315               5,315
                                                                           -------------

KENTUCKY (1.2%)
Bardstown Industrial Revenue,
   2.60%, 6/1/24 *(c)                                          7,950               7,950
Boone County Industrial Revenue,,
   2.62%, 6/1/23 *(c)                                          5,550               5,550
                                                                           -------------
                                                                                  13,500
                                                                           -------------
MICHIGAN (3.4%)
Canton Charter Township, General
   Obligation, 2.65%, 3/1/11 *                                 1,500               1,500
Commerce Charter Township Downtown
   Development, 2.63%, 10/1/18 *(c)                           13,000              13,000
Commerce Charter Township, Downtown
   Development, 2.55%, 10/1/34 *                              15,000              15,000
Grand Traverse Band Economic
   Development Corp, 2.52%, 9/1/18 *(c)                        7,600               7,600
Strategic Fund, Limited Obligation
   Revenue, Carpenter Enterprises, 2.42%,
   10/1/05 *(c)                                                  300                 300
                                                                           -------------
                                                                                  37,400
                                                                           -------------
MINNESOTA (0.5%)
Plymouth Revenue, Carlson Center
   Project, 2.52%, 4/1/12 *(c)                                 1,400               1,400
St. Paul Port Authority District,
   2.62%, 3/1/22 *(c)                                          3,655               3,655
                                                                           -------------
                                                                                   5,055
                                                                           -------------
NEBRASKA (1.1%)
Omaha Special Obligation, Riverfront
   Redevelopment, 2.65%, 2/1/26 *                             11,765              11,765
                                                                           -------------

NEW MEXICO (0.3%)
Albuquerque Industrial Revenue,
   KTECH Corp. Project, 2.52%,
   11/1/22 *(c)                                                1,900               1,900
Chaves County Revenue, 2.52%, 8/1/09 *                         1,500               1,500
                                                                           -------------
                                                                                   3,400
                                                                           -------------
NEW YORK (0.5%)
Housing Finance Agency, Service
   Contract Revenue, Series F,
   2.40%, 9/15/07 *(c)                                         5,500               5,500
                                                                           -------------


                                    Continued

                                       10

                                                         INSTITUTIONAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                            JANUARY 31, 2005 (UNAUDITED)
                                                   (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
NORTH CAROLINA (1.6%)
Natural Gas, Series A, 2.00%, 3/1/05 (c)                    $  7,200       $       7,204
Roman Catholic Diocese, Series A,
   2.61%, 6/1/18 *(c)                                          9,760               9,760
                                                                           -------------
                                                                                  16,964
                                                                           -------------

OHIO (0.9%)
Cuyahoga County Ohio Health Care
   Revenue, 2.61%, 5/15/12 *                                   4,295               4,295
Richland County, Healthcare Facilities
   Revenue, Wesleyan, Series B,
   2.33%, 11/1/27 *                                            5,000               5,000
                                                                           -------------
                                                                                   9,295
                                                                           -------------

PENNSYLVANIA (0.2%)
Berks County Industrial Development
   Authority Revenue, 2.67%, 7/1/16 *(c)                       1,700               1,700
                                                                           -------------

SOUTH CAROLINA (0.3%)
Facilities Authority, 2.52%, 6/1/10 *                          3,760               3,760
                                                                           -------------

TEXAS (0.3%)
Alamo Heights Higher Education
   Facilities Corp., 2.66%, 4/1/07 *(c)                        2,375               2,375
Houston Health Facilities Development
   Corp., 2.68%, 2/15/34 *(c)                                  1,310               1,310
                                                                           -------------
                                                                                   3,685
                                                                           -------------

UTAH (1.0%)
Telecommunication Infrastucture
   Agency, 2.52%, 7/15/26 *(c)                                 7,000               7,000
Tooele City Industrial Development
   Revenue, Series A, 2.52%, 10/1/22 *(c)                      3,500               3,500
                                                                           -------------
                                                                                  10,500
                                                                           -------------

WASHINGTON (0.4%)
Housing Finance Community
   Multifamily Housing Revenue, Everett,
   Series B, 2.44%, 1/15/38 *(c)                               2,000               2,000
Housing Finance Community
   Multifamily Revenue, Granite Falls,
   Series B, 2.45%, 10/1/27 *(c)                               1,260               1,260
Housing Finance Community
   Multifamily Revenue, Summer Ridge,
   Series B, 2.62%, 12/1/29 *(c)                                 860                 860
                                                                           -------------
                                                                                   4,120
                                                                           -------------

TOTAL MUNICIPAL BONDS                                                            266,045
                                                                           -------------

                                    Continued

                                                           SHARES OR
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (0.6%)
FEDERAL HOME LOAN BANK (0.6%)
1.51%, 2/2/05                                                 $6,000       $       6,000
                                                                           -------------

TOTAL U.S. GOVERNMENT AGENCIES                                                     6,000
                                                                           -------------

REPURCHASE AGREEMENTS (10.4%)
State Street, 2.43%, 2/1/05
   (Proceeds at maturity, $8,622,
   Collateralized by a U.S.
   Government Agency security)                                 8,621               8,621
UBS Investment Bank, 2.50%, 2/1/05
   (Proceeds at maturity, $105,007,
   Collateralized by various U.S.
   Government Agency securities)                              105,000            105,000
                                                                           -------------

TOTAL REPURCHASE AGREEMENTS                                                      113,621
                                                                           -------------

MONEY MARKETS (0.6%)
AIM Funds Liquid Assets Portfolio -
   Institutional Class                                     5,341,524               5,342
Goldman Sachs Financial Square Prime
   Obligations Fund                                        1,555,418               1,555
                                                                           -------------

TOTAL MONEY MARKETS                                                                6,897
                                                                           -------------

TOTAL INVESTMENTS (COST
   $1,094,162)(A) - 100.6%                                                     1,094,162

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%                                    (6,341)
                                                                           -------------

NET ASSETS - 100.0%                                                        $   1,087,821
                                                                           =============

                 See notes to schedule of portfolio investments
                       and notes to financial statements.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (76.1%)
FANNIE MAE (26.5%)
1.15%, 2/4/05 **                                            $  5,000       $       5,000
2.42%, 2/7/05 **                                              15,000              14,994
2.26%, 2/9/05 **                                               8,100               8,096
7.13%, 2/15/05                                                 5,000               5,009
2.42%, 2/18/05 *                                              14,510              14,510
2.30%, 2/23/05 **                                             15,000              14,979
1.40%, 2/25/05                                                 2,500               2,499
2.39%, 3/4/05 **                                              15,000              14,970
7.65%, 3/10/05                                                 1,400               1,408
3.88%, 3/15/05                                                11,536              11,556
1.40%, 3/29/05                                                 4,500               4,495
2.56%, 4/6/05 **                                               5,000               4,978
2.44%, 4/20/05 **                                              6,000               5,969
1.85%, 6/3/05                                                  5,000               5,000
5.75%, 6/15/05                                                 2,222               2,247
2.52%, 10/7/05 *                                              15,000              15,010
2.33%, 12/9/05 *                                              14,750              14,742
                                                                           -------------
                                                                                 145,462
                                                                           -------------

FEDERAL FARM CREDIT BANK (5.5%)
2.25%, 2/3/05 *                                               15,000              14,999
1.23%, 3/22/05                                                 3,000               2,997
4.38%, 4/15/05                                                 2,240               2,250
2.25%, 7/22/05 *                                              10,000               9,999
                                                                           -------------
                                                                                  30,245
                                                                           -------------

FEDERAL HOME LOAN BANK (23.8%)
1.51%, 2/2/05                                                  3,000               3,000
4.38%, 2/15/05                                                15,000              15,011
1.40%, 2/25/05                                                15,000              14,991
2.41%, 3/2/05 **                                               3,500               3,493
1.35%, 3/22/05                                                 6,000               5,995
1.40%, 3/29/05                                                 6,380               6,373
2.48%, 3/30/05 *                                              15,000              14,999
1.30%, 4/13/05                                                10,000               9,984
4.63%, 4/15/05                                                 5,000               5,021
1.50%, 5/4/05                                                  4,000               3,994
2.45%, 7/26/05 *                                               8,000               7,999
1.75%, 8/15/05                                                 4,725               4,700
3.25%, 8/15/05                                                 6,440               6,469
2.20%, 8/18/05                                                 3,500               3,498
2.38%, 9/16/05 *                                              25,000              24,993
                                                                           -------------
                                                                                 130,520
                                                                           -------------

                                    Continued

                                                           SHARES OR
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC (20.3%)
2.24%, 2/1/05 **                                            $ 10,000       $      10,000
1.89%, 2/8/05 **                                              15,000              14,994
3.88%, 2/15/05                                                12,810              12,820
2.06%, 3/2/05 **                                              10,000               9,983
2.40%, 3/15/05 **                                             10,000               9,972
2.10%, 4/12/05 **                                             10,000               9,960
2.57%, 4/19/05 **                                             10,000               9,945
2.17%, 11/7/05 *                                              14,390              14,391
2.13%, 11/15/05                                                  575                 571
2.05%, 11/28/05                                                4,000               3,974
2.48%, 1/15/42 **                                             14,883              14,883
                                                                           -------------
                                                                                 111,493
                                                                           -------------

TOTAL U.S. GOVERNMENT AGENCIES                                                   417,720
                                                                           -------------

REPURCHASE AGREEMENTS (23.4%)
State Street, 2.43%, 2/1/05
   (Proceeds at maturity, $13,760,
   Collateralized by a U.S. Government
   Agency security)                                           13,759              13,759
UBS Investment Bank, 2.50%, 2/1/05
   (Proceeds at maturity, $115,008,
   Collateralized by various U.S.
   Government Agency securities)                             115,000             115,000
                                                                           -------------

TOTAL REPURCHASE AGREEMENTS                                                      128,759
                                                                           -------------

MONEY MARKETS (0.4%)

AIM Treasury Money Market Fund                             1,995,934               1,996
                                                                           -------------

TOTAL MONEY MARKETS                                                                1,996
                                                                           -------------

TOTAL INVESTMENTS
   (COST $548,475)(a) - 99.9%                                                    548,475

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                         801
                                                                           -------------

NET ASSETS - 100.0%                                                        $     549,276
                                                                           =============

                 See notes to schedule of portfolio investments
                       and notes to financial statements.

                                                            GOVERNMENT MONEY MARKET FUND
                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                                            JANUARY 31, 2005 (UNAUDITED)
                                                   (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (95.9%)
FEDERAL FARM CREDIT BANK (23.9%)
3.88%, 2/1/05                                               $  5,000   $           5,000
2.25%, 2/3/05 *                                               10,000              10,000
2.43%, 3/24/05 *                                               3,450               3,450
1.75%, 4/8/05                                                  1,000                 998
2.58%, 4/19/05 *                                               5,000               5,000
2.25%, 7/22/05 *                                              10,000               9,999
2.27%, 8/10/05 *                                              10,000              10,000
2.46%, 9/1/05 *                                               16,000              16,008
2.40%, 10/20/05 *                                             11,500              11,497
                                                                           -------------
                                                                                  71,952
                                                                           -------------

FEDERAL HOME LOAN BANK (71.3%)
1.51%, 2/2/05                                                  3,000               3,000
2.22%, 2/2/05 **                                               7,000               7,000
2.23%, 2/4/05 **                                              15,000              14,998
2.28%, 2/7/05 **                                               5,246               5,244
1.88%, 2/15/05                                                 2,910               2,911
4.00%, 2/15/05                                                 3,200               3,203
7.13%, 2/15/05                                                 2,040               2,044
2.31%, 2/16/05 **                                             10,000               9,990
2.28%, 2/18/05 **                                             11,305              11,293
2.39%, 2/23/05 **                                             10,000               9,985
1.40%, 2/25/05                                                15,000              14,991
2.32%, 3/2/05 **                                              10,000               9,981
2.33%, 3/4/05 **                                               8,600               8,582
2.51%, 3/16/05 **                                             12,250              12,213
2.46%, 3/18/05 **                                             10,000               9,969
2.45%, 3/21/05 *                                               2,000               2,000
1.38%, 3/28/05                                                 2,000               1,998
2.48%, 3/30/05 *                                              10,000              10,000
2.48%, 4/6/05 **                                              12,500              12,445
1.26%, 4/8/05                                                  2,300               2,295
2.51%, 4/8/05 **                                               5,000               4,977
1.63%, 4/15/05                                                 1,665               1,664
2.13%, 4/15/05 **                                              2,357               2,347
4.63%, 4/15/05                                                 9,445               9,488
2.59%, 4/22/05 **                                              4,200               4,176
2.45%, 4/25/05 *                                               5,000               5,000
4.00%, 4/25/05                                                 2,000               2,007
1.63%, 5/10/05                                                 2,000               1,995
6.96%, 6/15/05                                                 2,500               2,539
1.46%, 7/19/05                                                 1,000                 994
1.45%, 7/22/05                                                 1,500               1,494
1.75%, 8/15/05                                                 4,440               4,414
2.25%, 8/30/05                                                 3,850               3,846
2.38%, 9/16/05 *                                              15,000              14,997
6.50%, 11/15/05                                                1,000               1,027
                                                                           -------------
                                                                                 215,107
                                                                           -------------

TENNESSEE VALLEY AUTHORITY (0.7%)
6.38%, 6/15/05                                                 2,000               2,029
                                                                           -------------

TOTAL U.S. GOVERNMENT AGENCIES                                                   289,088
                                                                           -------------

                                    Continued

                                                              SHARES               VALUE
----------------------------------------------------------------------------------------

MONEY MARKETS (4.0%)
Goldman Sachs Financial Square
   Federal Fund                                           10,949,852       $      10,950
STIT Government Tax Advantage Fund                         1,017,822               1,018
                                                                           -------------

TOTAL MONEY MARKETS                                                               11,968
                                                                           -------------

TOTAL INVESTMENTS
   (COST $301,056)(a) - 99.9%                                                    301,056

OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.1%                                                                369
                                                                           -------------

NET ASSETS - 100.0%                                                        $     301,425
                                                                           =============


                 See notes to schedule of portfolio investments
                       and notes to financial statements.

U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                           SHARES OR
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------

TREASURY NOTES (8.2%)
7.50%, 2/15/05                                              $ 35,000       $      35,081
1.63%, 3/31/05                                                35,000              35,024
6.75%, 5/15/05                                                20,000              20,268
5.75%, 11/15/05                                               20,000              20,466
                                                                           -------------
TOTAL TREASURY NOTES                                                             110,839
                                                                           -------------

TREASURY BILLS (16.5%)
2.19%, 3/3/05                                                 40,000              39,936
1.94%, 3/10/05                                                15,000              14,970
1.94%, 3/17/05                                                25,000              24,941
2.22%, 4/14/05                                                30,000              29,873
2.39%, 4/28/05                                                40,000              39,778
2.41%, 5/5/05                                                 40,000              39,754
2.62%, 6/23/05                                                35,000              34,650
                                                                           -------------
TOTAL TREASURY BILLS                                                             223,902
                                                                           -------------

REPURCHASE AGREEMENTS (74.5%)(b)
ABN AMRO, 2.45%, 2/1/05                                      210,000             210,000
Barclays Capital, 2.45%, 2/1/05                              210,000             210,000
Credit Suisse First Boston,
   2.43%, 2/1/05                                              50,000              50,000
Deutsche Bank, 2.45%, 2/1/05                                 225,000             225,000
Nesbitt Burns, 2.42%, 2/1/05                                  50,000              50,000
Societe Generale, 2.42%, 2/1/05                               50,000              50,000
State Street, 2.36%, 2/1/05                                   15,780              15,780
UBS Investment Bank, 2.45%, 2/1/05                           200,000             200,000
                                                                           -------------
TOTAL REPURCHASE AGREEMENTS                                                    1,010,780
                                                                           -------------

MONEY MARKETS (0.8%)
AIM Treasury Money Market Fund                            10,365,127              10,365
                                                                           -------------

TOTAL MONEY MARKETS                                                               10,365
                                                                           -------------

TOTAL INVESTMENTS
   (COST $1,355,886)(a) - 100.0%                                               1,355,886

LIABILITIES IN EXCESS OF OTHER
   ASSETS - 0.0%                                                                   (378)
                                                                           -------------

NET ASSETS - 100.0%                                                        $   1,355,508
                                                                           =============

            See notes to schedule of portfolio investments and notes
                            to financial statements.


                                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                                            JANUARY 31, 2005 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.3%)
MICHIGAN (6.3%)
Building Authority, 1.95%, 4/27/05                          $ 10,000       $      10,000
Modal, Series 2002 A, GO,
   2.00%, 10/4/05                                              2,000               2,000
                                                                           -------------
                                                                                  12,000
                                                                           -------------

TOTAL COMMERCIAL PAPER                                                            12,000
                                                                           -------------

MUNICIPAL BONDS (93.3%)
MICHIGAN (90.8%)
Bay City, Series B, GO, 2.50%, 10/1/05                           330                 332
Deckerville Community School District,
   GO, 2.00%, 5/1/05                                             305                 306
Delhi Township, GO, 2.00%, 5/1/05                                320                 321
Detroit Economic Development Corp.,
   GO, 1.85%, 5/1/09 *                                         3,330               3,330
Detroit Waterfront Reclamation,
   Series C, 2.00%, 5/1/09 *                                   7,405               7,405
Detroit, Series A, GO, 6.70%, 4/1/10,
   (Prerefunded 4/1/05 @ 101)                                  1,000               1,019
Farmington Hills Economic
   Development Corp., Marketing
   Displays, (AMT), 1.85%, 9/1/08 *                              655                 655
Genesee County Economic Development
   Corp., Rawcar Group, (AMT),
   1.97%, 5/1/20 *                                             2,365               2,365
Grand Rapids Water Supply, 1.82%, 1/1/20 *                     6,305               6,305
Grand Valley State University Revenue,
   Series B, 1.85%, 6/1/27 *                                   4,920               4,920
Holly Area School District, GO, 5.63%,
   5/1/25, (Prerefunded 5/1/05 @ 101)                            130                 137
Holly Area School District,
   Refunded-1999, GO, 5.38%, 5/1/12,
   (Prerefunded 5/1/05 @ 101)                                    820                 836
Hospital Finance Authority Revenue
   Balmoral, Inc., 1.75%, 9/1/16 *                               555                 555
Hospital Financial Authority Revenue,
   Crittenton Hospital, Series A,
   1.92%, 3/1/14 *                                             1,300               1,300
Hospital Financial Authority Revenue,
   Crittenton Hospital, Series A,
   1.92%, 3/1/30 *                                               400                 400
Housing Development Authority, Hunt
   Club Apartments, 1.89%, 7/15/35 *                             500                 500
Housing Development Authority, Ltd.,
   1.89%, 1/1/29 *                                             3,900               3,900
Housing Development Authority, Rental
    Housing Revenue, Series B,
   1.90%, 10/1/05                                              1,065               1,065
Housing Development Authority, Rental
    Housing Revenue, Series B,
   1.82%, 4/1/19 *                                             3,010               3,010

                                    Continued

                                       14

                                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                            JANUARY 31, 2005 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Housing Development Authority,
   Series A, 1.90%, 9/1/35 *                                $  3,000   $           3,000
Huron Valley School District, GO,
   5.63%, 5/1/05                                                 200                 202
Jackson County Hospital Financial
   Authority, Hospital Revenue,
   W.A. Foote Memorial Hospital-B,
   1.86%, 6/1/26 *                                             2,450               2,450
Jackson Public Schools, 2.50%, 5/1/05                            200                 200
Job Development, East Lansing,
   1.85%, 12/1/14 *                                              300                 300
Kalamazoo, 2.00%, 4/1/05                                         235                 235
Kalamazoo Hospital Finance Authority,
   Refunding & Improvement, Bronson
   Methodist Hospital, 5.25%, 5/15/05                          1,000               1,010
Kalamazoo, GO, 3.00%, 4/1/05                                     395                 396
Leelanau County Economic
   Development Corp., American
   Community Mutual Insurance Co.,
   1.65%, 6/15/06 *                                              660                 660
Mancelona Area Water, Sewer Authority,
    Water Supply Systems Revenue,
   1.92%, 4/1/21 *                                               735                 735
Marquette County Economic
   Development Corp., Pioneer Labs, Inc.,
   Series A, (AMT), 2.10%, 6/1/12 *                              900                 900
Municipal Building Authority Revenue,
   Series B-1, 3.00%, 8/19/05                                  1,000               1,008
Novi, GO, 4.90%, 10/1/05                                         250                 255
Oakland County Economic Development
   Corp., Limited Obligation Revenue,
   Moody Family, Ltd., (AMT),
   2.00%, 9/1/12 *                                             2,035               2,035
Oakland County Economic Development
   Corp., North America, (AMT),
   2.00%, 7/1/18 *                                             1,900               1,900
Riverview Community School District,
   GO, 2.00%, 5/1/05                                             860                 861
Southfield Public Schools, School
   Building & Site, Series B, GO,
   2.00%, 5/1/05                                                 995                 997
St. Clair Shores Economic Development
   Corp., Borman's, Inc., (AMT),
   2.40%, 10/15/06 *                                             350                 350
State Building Authority Revenue,
   Facilities Program, Series I,
   5.00%, 10/15/05                                             1,000               1,023
State Comprehensive Transportation
   Revenue Bonds, Series A,
   5.00%, 5/15/05                                                225                 227


                                    Continued

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
State Hospital Financial Authority
   Revenue, Holland Community Hospital,
   Series B, 1.87%, 1/1/34 *                                $  1,400   $           1,400
State, Series A, GO, 3.50%, 9/30/05                            4,000               4,038
Sterling Heights Economic Development
    Corp., Sterling Shopping Center,
   1.87%,  12/1/10 *                                             670                 670
Strategic Fund, Automatic Spring,
   (AMT), 2.10%, 9/1/10 *                                      1,300               1,300
Strategic Fund, Banks Hardwoods, Inc.,
   (AMT), 1.99%, 7/1/12 *                                        882                 882
Strategic Fund, Biewer of Lansing,
   (AMT), 1.99%, 5/1/19 *                                      1,265               1,265
Strategic Fund, Brazing Concepts Co.,
   (AMT), 2.00%, 9/1/18 *                                      1,900               1,900
Strategic Fund, Donnelly Corp.,
   Series A, (AMT), 1.95%, 3/1/10 *                            2,500               2,500
Strategic Fund, Donnelly Corp.,
   Series B, (AMT), 1.65%, 4/1/08 *                            2,500               2,500
Strategic Fund, E & L Meat Co.,
   (AMT), 1.98%, 3/1/29 *                                      2,175               2,175
Strategic Fund, Emerson Schools,
   1.92%, 7/1/24 *                                             2,645               2,645
Strategic Fund, Environmental Powder
   Co., (AMT), 2.00%, 7/1/22 *                                   345                 345
Strategic Fund, Fitz-Land LLC, (AMT),
   1.97%, 8/1/25 *                                             2,535               2,535
Strategic Fund, Fleet Engineers Project,
   (AMT), 2.00%, 9/1/09 *                                        600                 600
Strategic Fund, Forest City
   Technologies, (AMT), 1.97%, 9/1/15 *                        1,900               1,900
Strategic Fund, Frederick Wolfgang,
   (AMT), 2.00%, 9/1/26 *                                        820                 820
Strategic Fund, Glastender, Inc., (AMT),
   2.00%, 9/1/08 *                                               600                 600
Strategic Fund, HP Pelzer, Inc., (AMT),
   2.00%, 3/1/11 *                                               800                 800
Strategic Fund, Jedco, Inc., (AMT),
   2.00%, 11/1/15 *                                            2,320               2,320
Strategic Fund, John Dekker & Sons,
   (AMT), 2.00%, 1/1/18 *                                        390                 390
Strategic Fund, Joy Properties LLC,
   2.00%, 5/1/17 *                                               300                 300
Strategic Fund, Kaspari Investments
   LLC, (AMT), 2.00%, 6/1/09 *                                   100                 100
Strategic Fund, Kazoo, Inc., (AMT),
   1.65%, 3/15/07 *                                              260                 260
Strategic Fund, Kundinger, (AMT),
   2.00%, 2/1/29 *                                             1,235               1,235

                                    Continued

                                       15

                                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                            JANUARY 31, 2005 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Kurdziel Iron, (AMT),
   2.07%, 5/1/10 *                                          $    900       $         900
Strategic Fund, Limited Obligation
   Revenue, All American Property LLC,
   (AMT), 2.00%, 12/1/18 *                                       800                 800
Strategic Fund, Limited Obligation
   Revenue, American Litho Project,
   (AMT), 2.09%, 2/1/31 *                                      3,200               3,200
Strategic Fund, Limited Obligation
   Revenue, Besser International Sales Co.
   Project, (AMT), 2.00%, 9/1/11 *                               400                 400
Strategic Fund, Limited Obligation
   Revenue, BK Real Estate Project,
   (AMT), 2.00%, 12/1/23 *                                     1,990               1,990
Strategic Fund, Limited Obligation
   Revenue, Bowers Manufacturing Co.
   (AMT), 2.00%, 9/1/10 *                                        200                 200
Strategic Fund, Limited Obligation
   Revenue, Cayman Chemical Company
   Project, (AMT), 1.97%, 6/1/28 *                             1,000               1,000
Strategic Fund, Limited Obligation
   Revenue, Creative Foam Corp. (AMT),
   2.00%, 11/1/11 *                                            1,000               1,000
Strategic Fund, Limited Obligation
   Revenue, Delta Containers, Inc. (AMT),
   2.00%, 3/1/11 *                                             2,400               2,400
Strategic Fund, Limited Obligation
   Revenue, Detroit Symphony Project,
   Series B, 1.90%, 6/1/31 *                                     700                 700
Strategic Fund, Limited Obligation
   Revenue, Harbor Industries, Inc.
   Project, (AMT), 2.10%, 4/1/25 *                               300                 300
Strategic Fund, Limited Obligation
   Revenue, Henry Ford Museum Village
   Project, 1.90%, 12/1/33 *                                     100                 100
Strategic Fund, Limited Obligation
   Revenue, Holland Home Obligation
   Group, 1.88%, 11/1/35 *                                     1,000               1,000
Strategic Fund, Limited Obligation
   Revenue, Jet Enterprises, (AMT),
   1.99%, 3/1/11 *                                               800                 800
Strategic Fund, Limited Obligation
   Revenue, Landscape Forms, Inc.
   Project, (AMT), 2.00%, 5/1/14 *                               200                 200
Strategic Fund, Limited Obligation
   Revenue, Lansing Saint Vincent Home
   Project, 1.85%, 8/1/28 *                                    1,200               1,200
Strategic Fund, Limited Obligation
   Revenue, Metal Technologies Project,
   (AMT), 1.97%, 7/1/19 *                                      2,200               2,200


                                    Continued

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Limited Obligation
   Revenue, Midwest Kellering Co.
   Project, (AMT), 2.00%, 6/1/19 *                          $  1,900       $       1,900
Strategic Fund, Limited Obligation
   Revenue, Motor City Mold, Inc.
   Project, (AMT), 1.97%, 3/1/21 *                             1,550               1,550
Strategic Fund, Limited Obligation
   Revenue, Oak Industrial Drive Project,
   (AMT), 2.00%, 11/1/33 *                                     1,000               1,000
Strategic Fund, Limited Obligation
   Revenue, Plascore Inc. Project, (AMT),
   2.00%, 7/1/16 *                                               150                 150
Strategic Fund, Limited Obligation
   Revenue, Production Engineering
   Project, (AMT), 1.98%, 6/1/13 *                             1,800               1,800
Strategic Fund, Limited Obligation
   Revenue, R. L. Adams Plastics, Inc.,
   (AMT), 2.00%, 5/1/23 *                                      2,215               2,215
Strategic Fund, Limited Obligation
   Revenue, RA Rink, LLC Project, (AMT),
    2.00%, 11/1/17 *                                           1,140               1,140
Strategic Fund, Limited Obligation
   Revenue, River City Plastics, Inc.,
   (AMT), 2.00%, 3/1/21 *                                      2,210               2,210
Strategic Fund, Limited Obligation
   Revenue, RL Enterprises LLC (AMT),
   2.00%, 12/1/09 *                                              500                 500
Strategic Fund, Limited Obligation
   Revenue, S.K.Y. Sakaiya Corp. Project,
   (AMT), 1.99%, 5/1/10 *                                        900                 900
Strategic Fund, Limited Obligation
   Revenue, Whitehall Industries, Inc.,
   (AMT), 2.00%, 11/1/20 *                                       300                 300
Strategic Fund, MacArthur, (AMT),
   2.00%, 6/1/15 *                                             2,200               2,200
Strategic Fund, Maco Steel, Inc.,
   (AMT), 2.00%, 3/1/24 *                                      1,765               1,765
Strategic Fund, Merrill Group, (AMT),
   2.02%, 10/1/22 *                                            1,140               1,140
Strategic Fund, Middleville Tool & Die
   Project, (AMT), 2.00%, 9/1/13 *                             2,500               2,500
Strategic Fund, Patten Monument,
   (AMT), 2.00%, 11/1/26 *                                       780                 780
Strategic Fund, Phipps Emmett
   Association, (AMT), 2.10%, 12/1/23 *                        2,000               2,000
Strategic Fund, Proto-Techniques,
   (AMT), 2.00%, 12/1/26 *                                     2,535               2,535
Strategic Fund, Protomark Corp.
   Project, (AMT), 2.00%, 8/1/17 *                               400                 400

                                    Continued

                                       16

MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, SFI Acquisition, Inc.,
   (AMT), 2.00%, 2/1/28 *                                   $  1,080   $           1,080
Strategic Fund, Solid Waste Disposal,
   Grayling Generating, (AMT),
   1.87%, 1/1/14 *                                             3,100               3,100
Strategic Fund, Stegner East Investments
   LLC Project, (AMT), 2.00%, 6/1/29 *                         3,135               3,135
Strategic Fund, Sunrise Windows, Ltd.,
   (AMT), 1.99%, 5/1/13 *                                      1,060               1,060
Strategic Fund, Thompson Family
   Holdings, (AMT), 2.07%, 7/1/28 *                              955                 955
Strategic Fund, Trenton Forging Co.,
   (AMT), 1.98%, 6/1/20 *                                      1,335               1,335
Strategic Fund, Trio Tool Co., (AMT),
   2.00%, 7/1/24 *                                             1,325               1,325
Strategic Fund, Ultra Tech Printing Co.,
   (AMT), 2.00%, 8/1/23 *                                      1,190               1,190
Strategic Fund, Waltec American
   Forging, (AMT), 2.00%, 10/1/09 *                            1,700               1,700
Strategic Fund, Warren Screw Products,
   Inc., (AMT), 2.00%, 9/1/16 *                                  500                 500
Strategic Fund, Waterland, (AMT),
   2.30%, 6/1/25 *                                             1,000               1,000
Strategic Fund, Wayne Disposal,
   (AMT), 1.92%, 3/1/05 *                                      2,490               2,490
Strategic Fund, Wright K Technology,
   Inc., (AMT), 2.07%, 5/1/17 *                                  645                 645
Strategic Fund, YMCA Detroit Project,
   1.94%, 5/1/31 *                                             1,000               1,000
Strategic Fund, YMCA Metropolitan
   Detroit Project, 1.85%, 11/1/33 *                             200                 200
Traverse City Area Public Schools,
   7.25%, 5/1/05                                                 950                 964
Tri County Area School District,
   2.00%, 5/1/05                                                 610                 610
Underground Storage Tank Financial
   Assurance Authority, Series I,
   6.00%, 5/1/05                                               4,000               4,045
University of Michigan Hospital
   Revenue, Series A, 1.90%, 12/1/19 *                         1,435               1,435
University of Michigan, Series A-2,
   1.90%, 12/1/24 *                                            1,500               1,500
Vicksburg Community Schools,
   2.00%, 5/1/05                                                 250                 250
Warren Economic Development Corp.,
   Limited Obligation, CMX Corp.,
   (AMT),  1.65%, 3/15/07 *                                      750                 750
Washtenaw County, Lyndon & Sylvan
   Township Sewer Disposal,
   2.50%, 5/1/05                                                 325                 326

                                    Continued

                                                           SHARES OR
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Wayne Charter County, Airport
   Revenue, Detroit Metropolitan,
   Series D, 5.25%, 12/1/05                                 $  1,035       $       1,059
Willow Run Community Schools,
   4.75%, 5/1/05                                                 500                 504
Zeeland Hospital Finance Authority
   Revenue, 1.90%, 9/1/31 *                                    3,000               3,000
                                                                           -------------
                                                                                 171,418
                                                                           -------------
PUERTO RICO (2.5%)
Industrial Medical & Environmental
   Pollution Control, Facilities Financing
   Authority, Abbott Laboratories,
   1.30%, 3/1/23 *                                             4,695               4,695
                                                                           -------------

TOTAL MUNICIPAL BONDS                                                            176,113
                                                                           -------------

MONEY MARKETS (0.3%)
AIM Tax Free Money Market Fund                                 6,627                   7
Dreyfus Tax Exempt Money
   Market Fund                                                94,159                  94
Goldman Sachs Financial Tax Free
   Money Market Fund                                         530,440                 530
Merrill Lynch Institutional Tax Exempt
   Fund                                                        2,667                   3
                                                                           -------------
TOTAL MONEY MARKETS                                                                  634
                                                                           -------------

TOTAL INVESTMENTS
   (COST $188,747)(a) - 99.9%                                                    188,747

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                         263
                                                                           -------------

NET ASSETS - 100.0%                                                        $     189,010
                                                                           =============

                 See notes to schedule of portfolio investments
                       and notes to financial statements.

                                       17

MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (5.1%)
ARIZONA (2.6%)
Mesa, 1.89%, 4/5/05                                           $4,970       $       4,970
                                                                           -------------

MICHIGAN (2.5%)
Building Authority, 1.95%, 4/27/05                             5,000               5,000
                                                                           -------------

TOTAL COMMERCIAL PAPER                                                             9,970
                                                                           -------------
MUNICIPAL BONDS (94.5%)
ARIZONA (0.5%)
Pima County, GO, 4.00%, 7/1/05                                 1,000               1,008
                                                                           -------------

COLORADO (8.5%)
Arapahoe County Water and Wastewater
   Authority Revenue, Series A,
   1.87%, 12/1/33 *                                            1,500               1,500
Aurora Centretech, Metropolitan District,
   Series A, 2.30%, 12/1/28 *                                  1,000               1,000
Castlewood Ranch Metropolitan District,
   2.30%, 12/1/34 *                                            1,500               1,500
Colorado Springs, Pikes Peak YMCA,
   1.85%, 11/1/22 *                                              800                 800
Colorado Springs, Revenue, National
   Strength and Condition, 1.95%, 11/1/22 *                      665                 665
Commerce City, 2.30%, 12/1/31 *                                2,290               2,290
Dove Valley Metropolitan District,
   Arapahoe County, 1.95%, 5/1/20 *                            2,790               2,790
Durango, Revenue, Health and Human
   Services, 1.95%, 12/15/14 *                                   725                 725
Educational and Cultural Facility
   Authority Revenue, Community
   Wireless Park City, 1.88%, 12/1/23 *                          765                 765
Grand Junction Revenue, 2.00%, 3/1/05                            500                 500
Holland Creek, 1.85%, 6/1/41 *                                   740                 740
Pinery West Metropolitan District
   No. 2, 1.95%, 11/1/32 *                                     3,200               3,200
                                                                           -------------
                                                                                  16,475
                                                                           -------------

FLORIDA (0.9%)
Alachua County Health Facilities
   Authority, Health Facilities Revenue,
   Shands Teaching Hospital, Series A,
   1.91%, 12/1/12 *                                            1,800               1,800
                                                                           -------------

GEORGIA (1.6%)
Dekalb County, Development Authority
   Revenue, Oglethorpe University,
   1.85%, 10/1/29 *                                            1,000               1,000
Fulton County, Development Authority
   Revenue, Holy Innocents Episcopal,
   1.85%, 8/1/24 *                                             2,100               2,100
                                                                           -------------
                                                                                   3,100
                                                                           -------------

                                    Continued
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
LLINOIS (18.2%)
Development Finance Authority,
   1.87%, 4/1/32 *                                          $  2,000   $           2,000
Development Finance Authority
   Revenue, McCormick Theological,
   Series B, 1.87%, 6/1/35 *                                   2,000               2,000
Development Finance Authority
   Revenue, St. Anne Place Project,
   1.98%, 6/1/22 *                                             3,170               3,170
Development Finance Authority, WTVP
   Channel 47, Series A, Lake County
   Family YMCA, 1.90%, 9/1/22 *                                3,650               3,650
Educational Facilities Authority, Field
   Museum of Natural History,
   1.85%, 11/1/25 *                                            4,900               4,900
Galesburg, Knox College, 1.85%, 7/1/24 *                       2,400               2,400
Health Facilities Authority, 1.85%, 1/1/16 *                   3,000               3,000
Hopedale, Industrial Development,
   Hopedale Medical Foundation,
   1.88%, 5/1/09 *                                               940                 940
Lake County, Warren Township High
   School District No. 121, 3.00%, 3/1/05                        105                 105
Lake Villa, Allendale Association,
   1.92%, 10/1/26 *                                            4,835               4,835
Macon County, Millikin University,
   1.89%, 10/1/31 *                                            1,300               1,300
Peoria, Peoria Academy, 1.95%, 9/1/26 *                        4,400               4,400
Springfield Community Improvement,
   1.87%, 12/1/25 *                                            1,000               1,000
Winnebago County Health Care Facility
   Revenue, Crusader Clinic, 1.88%, 1/1/17 *                   1,270               1,270
                                                                           -------------
                                                                                  34,970
                                                                           -------------
INDIANA (8.3%)
Crawfordsville, Economic Development,
   Autumn Woods Apartments, Series A,
   1.88%, 1/1/30 *                                             3,381               3,381
Dekko Foundation Educational Facilities
   Revenue, Series I, 2.05%, 4/1/21 *                            650                 650
Development Financial Authority,
   Mental Health, 1.95%, 12/1/22 *                             3,600               3,600
Development Financial Authority,
   Regional Council of Carpenters,
   1.97%, 9/1/31 *                                             1,420               1,420
Greenfield, Economic Development,
   2.13%, 9/1/05 *                                               140                 140
Healthcare Facilities Revenue, Southern,
   Indiana Rehabilitation Hospital,
   1.95%, 4/1/20 *                                             1,750               1,750
Indianapolis, State Development Finance
    Authority, Lutheran Educational
   Facilities Project, 1.95%, 10/1/17 *                        2,555               2,555

                                    Continued

                                       18


                                                             MUNICIPAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                            JANUARY 31, 2005 (UNAUDITED)
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
INDIANA, CONTINUED
Saint Joseph County, Economic
   Development Revenue, 1.95%, 6/1/22 *                       $2,600       $      2,600
                                                                           -------------
                                                                                  16,096
                                                                           -------------

IOWA (0.9%)
Financial Authority, Diocese of Sioux
   City, 1.85%, 3/1/19 *                                       1,740               1,740
                                                                           -------------

LOUISIANA (0.5%)
Local Government Environmental
   Facilities, Community Development
   Revenue, Northwestern State
   University Student Housing,
   1.92%, 8/1/34 *                                             1,000               1,000
                                                                           -------------

MARYLAND (0.9%)
Baltimore County Economic
   Development Revenue, Garrison
   Forest School Project, 1.91%, 6/1/26 *                      1,800               1,800
                                                                           -------------

MICHIGAN (14.5%)
Hospital Finance Authority, St. John
   Hospital & Medical Center,
   5.00%, 5/15/05                                              1,000               1,010
Hospital Financial Authority Revenue,
   Crittenton Hospital, Series A,
   1.92%, 3/1/14 *                                             2,200               2,200
Hospital Financial Authority Revenue,
   Crittenton Hospital, Series A,
   1.92%, 3/1/30 *                                             2,100               2,100
Jackson County Economic Development
   Corp., Limited Obligation Revenue,
   Vista Grande Villa, Series A,
   1.89%, 11/1/31 *                                            2,640               2,640
Mancelona Area Water, Sewer Authority,
   Water Supply Systems Revenue,
   1.92%, 4/1/21 *                                               300                 300
Marquette City Hospital Finance,
   Marquette General Hospital Group,
   1.85%, 7/1/09 *                                             3,000               3,000
Southfield Economic Development,
   Lawrence Technical University Project,
   1.85%, 10/1/31 *                                            3,000               3,000
Strategic Fund, Limited Obligation
   Revenue, Detroit Symphony Project,
   Series B, 1.90%, 6/1/31 *                                   1,300               1,300
Strategic Fund, Limited Obligation
   Revenue, Lansing Saint Vincent Home
   Project, 1.85%, 8/1/28 *                                    5,445               5,445
Strategic Fund, Lions Bear Lake Camp
   Project, 1.97%, 8/1/32 *                                    1,110               1,110
Strategic Fund, YMCA Metropolitan
   Detroit Project, 1.85%, 11/1/33 *                             200                 200

                                    Continued

                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
University of Michigan, Medical Service
   Plan, Series A-1, 1.90%, 12/1/21 *                       $  3,830   $           3,830
University of Michigan, Series A-2,
   1.90%, 12/1/24 *                                            2,000               2,000
                                                                           -------------
                                                                                  28,135
                                                                           -------------

MINNESOTA (3.8%)
Lauderdale, Children's Home Society,
   2.00%, 12/1/30 *                                            1,105               1,105
Minneapolis, Minnehaha Academy
   Project, 2.00%, 5/1/26 *                                    3,600               3,600
Roseville Health Care Facilities
   Revenue, Presbyterian Homes Project,
   1.95%, 10/1/29 *                                            2,730               2,730
                                                                           -------------
                                                                                   7,435
                                                                           -------------

MISSOURI (3.4%)
State Health & Educational Facilities
   Authority, Drury University,
   1.95%, 8/15/28 *                                            1,775               1,775
State Health & Educational Facilities
   Authority, Missouri Valley College,
   1.95%, 10/1/31 *                                            1,700               1,700
State Public Utilities Revenue,
   2.75%, 10/1/05                                              3,000               3,019
                                                                           -------------
                                                                                   6,494
                                                                           -------------

NORTH CAROLINA (0.5%)
Lee County Industrial Facilities &
   Pollution Control Funding Authority
   Revenue, Trion, Inc. Project,
   1.96%, 11/1/11 *                                            1,000               1,000
                                                                           -------------

OHIO (9.5%)
Butler County, Bond Anticipation
   Notes, Series A, GO, 2.00%, 3/11/05                           500                 500
Butler County, Healthcare Facilities,
   1.85%, 5/1/27 *                                             1,000               1,000
Columbiana County, Revenue, East
   Liverpool, 1.92%, 10/1/23 *                                 4,500               4,500
Coshocton County, Hospital Revenue,
   1.95%, 3/1/14 *                                               210                 210
Higher Education, Capital Facilities
   Revenue, Series II-A, 5.25%, 12/1/05                        2,000               2,051
Independence, Economic Development
   Revenue, 1.92%, 12/1/16 *                                   2,130               2,130
Montgomery County, Economic
   Development, Benjamin & Marian Arts
   Center, Series A, 1.92%, 4/1/11 *                           2,000               2,000
Montgomery County, Economic
   Development, The Dayton Art Institute,
   1.90%, 5/1/26 *                                             1,400               1,400
Montgomery County, Health Care
   Facilities, Community Blood Center,
   1.95%, 12/1/20 *                                            1,685               1,685


                                   Continued

                                       19

MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
State Higher Education Facilities Revenue,
   Ashland University Project,
   1.89%, 9/1/24 *                                          $  2,000       $       2,000
Summit County, Industrial Development
   Revenue, SSP Fittings Corporate
   Project,  1.95%, 9/1/11 *                                   1,020               1,020
                                                                           -------------
                                                                                  18,496
                                                                           -------------

PENNSYLVANIA (12.5%)
Allegheny County, Industrial
   Development Authority Revenue, Sacred
   Heart High School, 1.92%, 6/1/22 *                          1,200               1,200
Allegheny County, Industrial Development
   Authority Revenue, Sewickley Academy,
   Series A, 1.92%, 11/1/22 *                                  1,100               1,100
Allentown Commercial & Industrial
   Development, Diocese of Allentown,
   1.86%, 12/1/29 *                                            6,550               6,550
Chester County, Industrial Development
   Authority Revenue, Archdiocese of
   Philadelphia, 1.86%, 7/1/31 *                               3,670               3,670
Higher Educational Facilities Authority
   Revenue, Association of Independent
   Colleges, Series F1, 1.84%, 5/1/20 *                        1,700               1,700
North Wales Water Authority,
   2.75%, 10/1/05                                              2,000               2,013
Philadelphia Authority for Industrial
   Development Revenues, Newcourtland
   Elderly Services Project, 1.86%, 3/1/27 *                   7,925               7,925
                                                                           -------------
                                                                                  24,158
                                                                           -------------

SOUTH CAROLINA (0.1%)
York County School District #4, Fort
   Mill, Series B, 3.00%, 3/1/05                                 230                 230
                                                                           -------------

TENNESSEE (0.9%)
Clarksville, Public Building Authority
   Revenue, Pooled Funding, Municipal
   Bond Fund, 1.92%, 1/1/33 *                                    700                 700
Clarksville, Public Building Authority
   Revenue, Pooled Funding, Municipal
   Bond Fund, 1.92%, 7/1/34 *                                  1,000               1,000
                                                                           -------------
                                                                                   1,700
                                                                           -------------

TEXAS (2.9%)
Corpus Christi, 4.00%, 3/1/05                                  1,200               1,203
Corsicana Independent School District,
   2.00%, 2/15/05                                                280                 280
Harlingen, GO, 4.65%, 2/15/05                                    150                 150
State Tax & Revenue, 3.00%, 8/31/05                            4,000               4,032
                                                                           -------------
                                                                                   5,665
                                                                           -------------

UTAH (1.4%)
Salt Lake County Training Facilities
   Revenue, Community Foundation
   Disabled Project, 1.95%, 8/1/30 *                           1,540               1,540

                                    Continued

                                                           SHARES OR
                                                           PRINCIPAL
                                                              AMOUNT               VALUE
----------------------------------------------------------------------------------------

MUNICIPAL BONDS, CONTINUED
UTAH, CONTINUED
Weber County Industrial Revenue,
   Enable Industries, Inc., 1.95%, 12/1/15 *                  $1,095       $       1,095
                                                                           -------------
                                                                                   2,635
                                                                           -------------

WASHINGTON (4.5%)
Bremerton Revenue, 1.90%, 12/1/28 *                            3,100               3,100
Health Care Facilities Authority Revenue,
   Inland Northwest Blood,
   1.90%, 8/1/26 *                                             4,140               4,140
Richland Gold Enterprises Revenue,
   1.85%, 12/1/21 *                                            1,400               1,400
                                                                           -------------
                                                                                   8,640
                                                                           -------------

WISCONSIN (0.2%)
State Transportation Revenue, Series A,
   4.50%, 7/1/05                                                 200                 202
Wilmot Union High School District,
   Series B, 2.00%, 3/1/05                                       225                 225
                                                                           -------------
                                                                                     427
                                                                           -------------

TOTAL MUNICIPAL BONDS                                                            183,004
                                                                           -------------

MONEY MARKETS (0.3%)
AIM Tax Free Money Market Fund                                19,414                  19
Dreyfus Tax Exempt Money Market Fund                         252,745                 253
Goldman Sachs Financial Tax Free
   Money Market Fund                                         274,594                 275
                                                                           -------------

TOTAL MONEY MARKETS                                                                  547
                                                                           -------------

TOTAL INVESTMENTS (COST $193,521)(a) - 99.9%                                     193,521

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                         212
                                                                           -------------

NET ASSETS - 100.0%                                                        $     193,733
                                                                           =============

NOTES TO SCHEDULES OF
PORTFOLIO INVESTMENTS
* Variable rate security. Rate presented represents the rate in effect at January 31, 2005. Maturity date reflects the actual maturity date.
**   Effective yield at purchase.
a)   Also represents cost for federal income tax purposes.
b) Proceeds at maturity range from $15,781 to $225,015. Collateralized by various U.S. Treasury securities.
c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

The following abbreviations are used in these Schedules of Portfolio
Investments:
AMT - Alternative Minimum Tax Paper
GO - General Obligation
LOC - Letter of Credit
LLC - Limited Liability Company

                 See notes to schedule of portfolio investments
                       and notes to financial statements.

                      This page intentionally left blank.

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
                                             Prime      Institutional     Institutional
                                         Money Market    Money Market    Government Money
Assets:                                      Fund            Fund           Market Fund
                                         ------------   -------------    ----------------
Investments, at amortized cost            $1,284,876      $  980,541         $419,716
Repurchase agreements, at cost               166,876         113,621          128,759
                                          ----------      ----------         --------
    Total Investments, at value            1,451,752       1,094,162          548,475
Cash                                              --              --^               1
Interest receivable                            5,419           5,766            1,871
Receivable from Advisor and affiliates             5              10                9
Prepaid expenses and other assets                 75              40               34
                                          ----------      ----------         --------
    Total Assets                           1,457,251       1,099,978          550,390
                                          ----------      ----------         --------
Liabilities:
Payable to Custodian                              11              --               --
Distributions payable                          2,116           1,992              952
Payable for investments purchased             10,025          10,025               --
Accrued expenses and other payables:
    Payable to Advisor and affiliates            515             116               63
    Distribution and administrative
      services fees                               89              11               59
    Other                                         68              13               40
                                          ----------      ----------         --------
    Total Liabilities                         12,824          12,157            1,114
                                          ----------      ----------         --------
Net Assets:
Paid-in Capital                           $1,444,352      $1,087,793       $  549,268
Accumulated net investment income                 75              28                8
Accumulated net realized loss
      from investment transactions                --              --               --
                                          ----------      ----------         --------
    Net Assets                            $1,444,427      $1,087,821         $549,276
                                          ==========      ==========         ========
Net Assets:
    Institutional Shares                  $1,037,877      $1,024,172         $183,725
    Class A Shares                           403,151              NA               NA
    Class B Shares                             1,442              NA               NA
    Class C Shares                             1,889              NA               NA
    Advisor Shares                                68              NA               NA
    Select Shares                                 NA          13,146            3,358
    Preferred Shares                              NA          33,141          237,317
    Trust Shares                                  NA          17,362          124,876
                                          ----------      ----------         --------
    Total                                 $1,444,427      $1,087,821         $549,276
                                          ==========      ==========         ========

Shares of Beneficial Interest Outstanding
 (Unlimited number of shares
 authorized, no par value):
    Institutional Shares                   1,037,864       1,024,145          183,722
    Class A Shares                           403,131              NA               NA
    Class B Shares                             1,441              NA               NA
    Class C Shares                             1,889              NA               NA
    Advisor Shares                                68              NA               NA
    Select Shares                                 NA          13,146            3,358
    Preferred Shares                              NA          33,140          237,315
    Trust Shares                                  NA          17,362          124,875
                                          ----------      ----------         --------
    Total                                  1,444,393       1,087,793          549,270
                                          ==========      ==========         ========

Net Asset Value
Offering and redemption price per share--
 Institutional Shares, Class A Shares,
 Class B Shares, Class C Shares,
 Advisor Shares, Select Shares,
 Preferred Shares and Trust Shares (a)    $     1.00      $     1.00         $   1.00
                                          ==========      ==========         ========
                                                               FIFTH THIRD FUNDS
                                            STATEMENTS OF ASSETS AND LIABILITIES
                                                    JANUARY 31, 2005 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)

                                          Government     U.S. Treasury     Michigan Municipal      Municipal
                                         Money Market    Money Market        Money Market         Money Market
Assets:                                      Fund             Fund              Fund                 Fund
                                         ------------    --------------    -----------------      ------------
Investments, at amortized cost             $301,056         $  345,106          $188,747            $193,521
Repurchase agreements, at cost                   --          1,010,780                --                  --
                                           --------         ----------          --------            --------
    Total Investments, at value             301,056          1,355,886           188,747             193,521
Cash                                             --^                --^               --                  --
Interest receivable                             892              2,033               558                 468
Receivable from Advisor and affiliates           --                  9                 2                   4
Prepaid expenses and other assets                28                 70                 8                  24
                                           --------         ----------           --------           --------
    Total Assets                            301,976          1,357,998            189,315            194,017
                                           --------         ----------           --------           --------
Liabilities:
Payable to Custodian                             --                 --                 --                 --
Distributions payable                           406              2,106                221                221
Payable for investments purchased                --                 --                 --                 --
Accrued expenses and other payables:
    Payable to Advisor and affiliates           106                139                 72                 45
    Distribution and administrative
      services fees                              19                139                 --^                 5
    Other                                        20                106                 12                 13
                                           --------         ----------           --------           --------
    Total Liabilities                           551              2,490                305                284
                                           --------         ----------           --------           --------
Net Assets:
Paid-in Capital                            $301,415         $1,355,662           $189,006           $193,736
Accumulated net investment income                16                 --                  4                  2
Accumulated net realized loss
      from investment transactions               (6)              (154)                --                 (5)
                                           --------         ----------           --------           --------
    Net Assets                             $301,425         $1,355,508           $189,010           $193,733
                                           ========         ==========           ========           ========
Net Assets:
    Institutional Shares                   $190,950         $  335,090           $188,941           $165,607
    Class A Shares                          110,475                 NA                 69             25,154
    Class B Shares                               NA                 NA                 NA                 NA
    Class C Shares                               NA                 NA                 NA                 NA
    Advisor Shares                               NA                 NA                 NA                 NA
    Select Shares                                NA             64,448                 NA                 38
    Preferred Shares                             NA            825,360                 NA                 35
    Trust Shares                                 NA            130,610                 NA              2,899
                                           --------         ----------           --------           --------
    Total                                  $301,425         $1,355,508           $189,010           $193,733
                                           ========         ==========           ========           ========

Shares of Beneficial Interest Outstanding
 (Unlimited number of shares
 authorized, no par value):
    Institutional Shares                    191,001            335,025            188,886            165,603
    Class A Shares                          110,533                 NA                 69             25,166
    Class B Shares                               NA                 NA                 NA                 NA
    Class C Shares                               NA                 NA                 NA                 NA
    Advisor Shares                               NA                 NA                 NA                 NA
    Select Shares                                NA             64,447                 NA                 38
    Preferred Shares                             NA            825,341                 NA                 35
    Trust Shares                                 NA            130,607                 NA              2,899
                                           --------         ----------           --------           --------
    Total                                   301,534          1,355,420            188,955            193,741
                                           ========         ==========           ========           ========

Net Asset Value

Offering and redemption price per share--
 Institutional Shares, Class A Shares,
 Class B Shares, Class C Shares,
 Advisor Shares, Select Shares,
 Preferred Shares and Trust Shares (a)     $   1.00         $     1.00           $   1.00           $   1.00
                                           ========         ==========           ========           ========

--------------
(a) Redemption price per share for Class B Shares and Class C Shares varies by length of time shares are held.
^    Amount is less than five hundred dollars.

                       See notes to financial statements

                                  22-23 spread

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                     Prime       Institutional       Institutional
                                                 Money Market     Money Market     Government Money
                                                     Fund             Fund            Market Fund
                                                 --------------  --------------    ----------------
Investment Income:
Interest income                                      $14,555         $10,611            $5,722
Dividend income                                          194             174                52
                                                     -------         -------            ------
    Total Investment Income                           14,749          10,785             5,774
                                                     -------         -------            ------
Expenses:
Investment advisory fees                               3,060           2,257             1,242
Administrative fees                                    1,328             976               537
Distribution services fees--Class A Shares               495              NA                NA
Distribution services fees--Class B Shares                 8              NA                NA
Distribution services fees--Class C Shares                 8              NA                NA
Distribution services fees--Advisor Shares                --^             NA                NA
Administrative services fees--Class C Shares               3              NA                NA
Administrative services fees--Select Shares               NA               6                 3
Administrative services fees--Preferred Shares            NA              33               209
Administrative services fees--Trust Shares                NA              25               134
Accounting fees                                          143             112                77
Transfer and dividend disbursing agent fees              180             129                77
Custody fees                                              33              22                19
Trustees' fees and expenses                               17              10                 6
Other expenses                                           179             101                76
                                                     -------         -------            ------
    Total expenses                                     5,454           3,671             2,380
                                                     -------         -------            ------
    Less: Waiver and/or reimbursement from Advisor
              and/or affiliates                         (804)         (2,382)           (1,360)
          Transfer and dividend disbursing agent
              fees waived                                 (4)             (3)               (3)
          Distribution services--Class A Shares,
            Class B Shares, Class C Shares
            and Advisor Shares waived                     (2)             --                --
                                                     -------         -------            ------
    Net Expenses                                       4,644           1,286             1,017
                                                     -------         -------            ------
    Net Investment Income                             10,105           9,499             4,757
                                                     -------         -------            ------
Net realized gains on investment transactions             --              --                --
                                                     -------         -------            ------
Change in net assets resulting from operations       $10,105          $9,499            $4,757
                                                     =======         =======            ======
                                                               FIFTH THIRD FUNDS
                                                        STATEMENTS OF OPERATIONS
                           FOR THE SIX MONTHS ENDED JANUARY 31, 2005 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)

                                                        Government      U.S. Treasury     Michigan Municipal        Municipal
                                                       Money Market      Money Market        Money Market          Money Market
                                                           Fund              Fund                Fund                  Fund
                                                       ------------     -------------     ------------------       ------------
Investment Income:
Interest income                                            $2,624          $13,679              $1,582                 $1,425
Dividend income                                                91               86                  39                     26
                                                           ------          -------              ------                 ------
    Total Investment Income                                 2,715           13,765               1,621                  1,451
                                                           ------          -------              ------                 ------
Expenses:
Investment advisory fees                                      594            3,182                 398                    464
Administrative fees                                           257            1,376                 172                    166
Distribution services fees--Class A Shares                    137               NA                  --^                    32
Distribution services fees--Class B Shares                     NA               NA                  NA                     NA
Distribution services fees--Class C Shares                     NA               NA                  NA                     NA
Distribution services fees--Advisor Shares                     NA               NA                  NA                     NA
Administrative services fees--Class C Shares                   NA               NA                  NA                     NA
Administrative services fees--Select Shares                    NA               34                  NA                     --^
Administrative services fees--Preferred Shares                 NA              723                  NA                     --^
Administrative services fees--Trust Shares                     NA              184                  NA                      2
Accounting fees                                                37              138                  28                     44
Transfer and dividend disbursing agent fees                    41              182                  26                     35
Custody fees                                                   14               54                  10                     13
Trustees' fees and expenses                                     4               17                   2                      2
Other expenses                                                 40              197                  25                     26
                                                           ------          -------              ------                 ------
    Total expenses                                          1,124            6,087                 661                    784
                                                           ------          -------              ------                 ------
    Less: Waiver and/or reimbursement from Advisor
              and/or affiliates                              (134)          (3,417)               (123)                  (397)
          Transfer and dividend disbursing agent
              fees waived                                      (1)              (3)                 --^                    (1)
          Distribution services--Class A Shares,
            Class B Shares, Class C Shares
            and Advisor Shares waived                         (27)              --                  --^                    --
                                                           ------          -------              ------                 ------
    Net Expenses                                              962            2,667                 538                    386
                                                           ------          -------              ------                 ------
    Net Investment Income                                   1,753           11,098               1,083                  1,065
                                                           ------          -------              ------                 ------
Net realized gains on investment transactions                  --                4                  --                     --
                                                           ------          -------              ------                 ------
Change in net assets resulting from operations             $1,753          $11,102              $1,083                 $1,065
                                                           ======          =======              ======                 ======

^    Amount is less than five hundred dollars.

                       See notes to financial statements


                                  24-25 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
                                                                  Prime                      Institutional
                                                               Money Market                   Money Market
                                                                   Fund                           Fund
                                                        --------------------------    ---------------------------
                                                        Six Months       Year         Six Months         Year
                                                          ended          ended           ended           ended
                                                        January 31,     July 31,      January 31,      July 31,
                                                          2005 (a)        2004          2005 (a)        2004 (b)
                                                        -----------    -----------    -----------     -----------
Change in Net Assets:
Operations:
        Net investment income                           $    10,105    $    10,139    $     9,499     $     8,935
        Net realized gains on investment transactions          --               30           --                14
                                                        -----------    -----------    -----------     -----------
Change in net assets resulting from operations               10,105         10,169          9,499           8,949
                                                        -----------    -----------    -----------     -----------
Distributions to shareholders:
        Institutional Shares                                 (7,827)        (8,538)        (8,882)         (8,709)
        Class A Shares                                       (2,278)        (1,594)            NA              NA
        Class B Shares                                           (4)            (4)            NA              NA
        Class C Shares                                           (6)            (3)            NA              NA
        Advisor Shares                                           --^            --^            NA              NA
        Select Shares                                            NA             NA           (126)            (60)
        Preferred Shares                                         NA             NA           (348)            (97)
        Trust Shares                                             NA             NA           (144)            (69)
                                                        -----------    -----------    -----------     -----------
        Change in net assets from
shareholder distributions                                   (10,115)       (10,139)        (9,500)         (8,935)
                                                        -----------    -----------    -----------     -----------
        Change in net assets from
fund share transactions                                     (12,139)      (548,372)       (19,850)        341,635
                                                        -----------    -----------    -----------     -----------
        Change in net assets                                (12,149)      (548,342)       (19,851)        341,649
Net Assets:
Beginning of period                                       1,456,576      2,004,918      1,107,672         766,023
                                                        -----------    -----------    -----------     -----------
End of period                                           $ 1,444,427    $ 1,456,576    $ 1,087,821     $ 1,107,672
                                                        ===========    ===========    ===========     ===========
Accumulated Net Investment Income/(Loss)                $        75    $        85    $        28     $        29
                                                        ===========    ===========    ===========     ===========
                                                              Institutional Government            Government
                                                                   Money Market                  Money Market
                                                                        Fund                         Fund
                                                             --------------------------    -----------------------
                                                              Six Months       Year         Six Months    Year
                                                                ended          ended          ended       ended
                                                             January 31,     July 31,      January 31,   July 31,
                                                               2005 (a)        2004 (b)      2005 (a)     2004
                                                             -----------    -----------    ----------   ----------
Change in Net Assets:
Operations:
        Net investment income                                $     4,757    $     4,419    $    1,753   $    1,524
        Net realized gains on investment transactions               --                1            --           89
                                                             -----------    -----------    ----------   ----------
Change in net assets resulting from operations                     4,757          4,420         1,753        1,613
                                                             -----------    -----------    ----------   ----------
Distributions to shareholders:
        Institutional Shares                                      (1,884)        (2,186)       (1,164)      (1,109)
        Class A Shares                                                NA             NA          (573)        (370)
        Class B Shares                                                NA             NA            NA           NA
        Class C Shares                                                NA             NA            NA           NA
        Advisor Shares                                                NA             NA            NA           NA
        Select Shares                                                (49)           (40)           NA           NA
        Preferred Shares                                          (2,052)        (1,740)           NA           NA
        Trust Shares                                                (771)          (453)           NA           NA
                                                             -----------    -----------    ----------   ----------
        Change in net assets from
shareholder distributions                                         (4,756)        (4,419)       (1,737)      (1,479)
                                                             -----------    -----------    ----------   ----------
        Change in net assets from
fund share transactions                                          (26,422)       (41,303)       17,391     (168,613)
                                                             -----------    -----------    ----------   ----------
        Change in net assets                                     (26,421)       (41,302)       17,407     (168,479)
Net Assets:
Beginning of period                                              575,697        616,999       284,018      452,497
                                                             -----------    -----------    ----------   ----------
End of period                                                $   549,276    $   575,697    $  301,425   $  284,018
                                                             ===========    ===========    ==========   ==========
Accumulated Net Investment Income/(Loss)                     $         8    $         7    $       16   $       --
                                                             ===========    ===========    ==========   ==========
                                                 U.S. Treasury           Michigan Municipal                Municipal
                                                  Money Market               Money Market                 Money Market
                                                     Fund                         Fund                        Fund
                                           --------------------------    ----------------------    --------------------------
                                           Six Months        Year        Six Months      Year       Six Months        Year
                                              ended          ended         ended         ended         ended         ended
                                           January 31,     July 31,      January 31,   July 31,     January 31,     July 31,
                                             2005 (a)       2004 (b)      2005 (a)       2004        2005 (a)       2004 (b)
                                           -----------    -----------    ---------   ----------    -----------    -----------
Change in Net Assets:
Operations:
        Net investment income              $    11,098    $    12,149    $   1,083   $    1,271    $     1,065    $     1,382
        Net realized gains on
          investment transactions                    4             27           --           --             --             12
                                           -----------    -----------    ---------   ----------    -----------    -----------
Change in net assets resulting
    from operations                             11,102         12,176        1,083        1,271          1,065          1,394
                                           -----------    -----------    ---------   ----------    -----------    -----------
Distributions to shareholders:
        Institutional Shares                    (3,009)        (5,196)      (1,069)      (1,271)          (934)        (1,226)
        Class A Shares                              NA             NA           --^          --^          (117)          (142)
        Class B Shares                              NA             NA           NA           NA              NA             NA
        Class C Shares                              NA             NA           NA           NA              NA             NA
        Advisor Shares                              NA             NA           NA           NA              NA             NA
        Select Shares                             (621)          (476)          NA           NA             (3)            (5)
        Preferred Shares                        (6,524)        (5,778)          NA           NA             (2)            (1)
        Trust Shares                              (944)          (699)          NA           NA             (7)           (10)
                                           -----------    -----------    ---------   ----------    -----------    -----------
        Change in net assets from
shareholder distributions                      (11,098)       (12,149)      (1,069)      (1,271)        (1,063)        (1,384)
                                           -----------    -----------    ---------   ----------    -----------    -----------
        Change in net assets from
fund share transactions                       (405,289)       115,861       (8,247)     (50,581)        38,095        (96,892)
                                           -----------    -----------    ---------   ----------    -----------    -----------
        Change in net assets                  (405,285)       115,888       (8,233)     (50,581)        38,097        (96,882)
Net Assets:
Beginning of period                          1,760,793      1,644,905      197,243      247,824        155,636        252,518
                                           -----------    -----------    ---------   ----------    -----------    -----------
End of period                              $ 1,355,508    $ 1,760,793    $ 189,010   $  197,243    $   193,733    $   155,636
                                           ===========    ===========    =========   ==========    ===========    ===========
Accumulated Net Investment Income/(Loss)   $        --    $        --    $       4   $      (10)   $         2    $        --
                                           ===========    ===========    =========   ==========    ===========    ===========

---------------
(a)  Unaudited.
(b) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select Shares, Preferred Shares and Trust Shares.
^    Amount is less than five hundred dollars.


                       See notes to financial statements

                                  26-27 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED-- FUND SHARE TRANSACTIONS
(AMOUNTS IN THOUSANDS)
                                                      Prime                  Institutional           Institutional Government
                                                Money Market Fund             Money Market                  Money Market
                                                       Fund                        Fund                         Fund
                                             ------------------------    ------------------------     ----------------------
                                             Six Months       Year       Six Months      Year         Six Months     Year
                                               ended         ended         ended         ended           ended      ended
                                             January 31,     July 31,    January 31,    July 31,      January 31,   July 31,
                                              2005 (a)        2004         2005 (a)     2004 (b)        2005 (a)    2004 (b)
                                             ----------    ----------    ----------    ----------      --------   ----------
Share Transactions:*
Institutional Shares
        Shares issued                         1,463,162     2,769,748     2,188,237     3,760,386       927,905    1,244,240
        Dividends reinvested                        715           786         3,778         3,555           256          378
        Shares redeemed                      (1,490,615)   (3,271,523)   (2,217,450)   (3,480,370)     (968,287)  (1,637,764)
                                             ----------    ----------    ----------    ----------      --------   ----------
        Total Institutional Shares              (26,738)     (500,989)      (25,435)      283,571       (40,126)    (393,146)
                                             ----------    ----------    ----------    ----------      --------   ----------

Class A Shares
        Shares issued                           169,663       304,072            NA            NA            NA           NA
        Dividends reinvested                      1,939         1,542            NA            NA            NA           NA
        Shares redeemed                        (155,872)     (354,892)           NA            NA            NA           NA
                                             ----------    ----------    ----------    ----------      --------   ----------
        Total Class A Shares                     15,730       (49,278)           NA            NA            NA           NA
                                             ----------    ----------    ----------    ----------      --------   ----------

Class B Shares
        Shares issued                               389         1,096            NA            NA            NA           NA
        Dividends reinvested                          3             4            NA            NA            NA           NA
        Shares redeemed                            (602)       (1,875)           NA            NA            NA           NA
                                             ----------    ----------    ----------    ----------      --------   ----------
        Total Class B Shares                       (210)         (775)           NA            NA            NA           NA
                                             ----------    ----------    ----------    ----------      --------   ----------

Class C Shares
        Shares issued                                56         5,367            NA            NA            NA           NA
        Dividends reinvested                          5             2            NA            NA            NA           NA
        Shares redeemed                          (1,015)      (2,680)            NA            NA            NA           NA
                                             ----------    ----------    ----------    ----------      --------   ----------
        Total Class C Shares                       (954)        2,689            NA            NA            NA           NA
                                             ----------    ----------    ----------    ----------      --------   ----------

Advisor Shares
        Shares issued                                55            62            NA            NA            NA           NA
        Dividends reinvested                          --^          --^           NA            NA            NA           NA
        Shares redeemed                             (23)          (88)           NA            NA            NA           NA
                                             ----------    ----------    ----------    ----------      --------   ----------
        Total Advisor Shares                         32           (26)           NA            NA            NA           NA
                                             ----------    ----------    ----------    ----------      --------   ----------

Select Shares
        Shares issued                                NA            NA        36,049        46,190        62,964       68,664
        Dividends reinvested                         NA            NA            80            41             9           --^
        Shares redeemed                              NA            NA       (36,250)      (32,964)      (64,817)     (63,462)
                                             ----------    ----------    ----------    ----------      --------   ----------
        Total Select Shares                          NA            NA          (121)       13,267        (1,844)       5,202
                                             ----------    ----------    ----------    ----------      --------   ----------

Preferred Shares
        Shares issued                                NA            NA       166,861       109,370       512,628    1,186,580
        Dividends reinvested                         NA            NA           225            66           701          590
        Shares redeemed                              NA            NA      (161,152)      (82,230)     (552,386)    (910,798)
                                             ----------    ----------    ----------    ----------      --------   ----------
        Total Preferred Shares                       NA            NA         5,934        27,206       (39,057)      276,372
                                             ----------    ----------    ----------    ----------      --------   ----------

Trust Shares
        Shares issued                                NA            NA        63,475        90,278       203,484      861,501
        Dividends reinvested                         NA            NA           129            54           127           32
        Shares redeemed                              NA            NA       (63,833)      (72,741)     (149,005)    (791,264)
                                             ----------    ----------    ----------    ----------      --------   ----------
        Total Trust Shares                           NA            NA          (229)       17,591        54,606       70,269
                                             ----------    ----------    ----------    ----------      --------   ----------
                                     Government            U.S. Treasury            Michigan Municipal             Municipal
                                    Money Market            Money Market                Money Market             Money Market
                                        Fund                     Fund                       Fund                      Fund
                                ---------------------   -----------------------   -----------------------   -----------------------
                                Six Months     Year     Six Months      Year      Six Months      Year      Six Months       Year
                                  ended        ended      ended        ended        ended        ended         ended         ended
                                January 31,   July 31,  January 31,    July 31,   January 31,   July 31,    January 31,    July 31,
                                 2005 (a)      2004      2005 (a)      2004 (b)    2005 (a)       2004        2005 (a)     2004 (b)
                                ----------   --------   ----------   ----------   ----------   ----------   -----------    --------
Share Transactions:*
Institutional Shares
        Shares issued              213,252    380,768      678,119    1,990,678      207,230      413,265      247,481      422,435
        Dividends reinvested             8         32          144          342          376          509           50           92
        Shares redeemed           (196,186)  (482,127)    (742,368)  (3,236,738)    (215,904)    (464,354)    (218,225)    (485,670)
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------
        Total Institutional
           Shares                   17,074   (101,327)     (64,105)  (1,245,718)      (8,298)     (50,580)      29,306      (63,143)
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------

Class A Shares
        Shares issued               51,111    164,601           NA           NA           54          209       69,992      120,106
        Dividends reinvested           430        332           NA           NA           --^          --          100          141
        Shares redeemed            (51,225)  (232,219)          NA           NA           (3)        (210)     (62,531)    (155,739)
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------
        Total Class A Shares           316    (67,286)          NA           NA           51           (1)       7,561      (35,492)
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------

Class B Shares
        Shares issued                   NA         NA           NA           NA           NA           NA           NA           NA
        Dividends reinvested            NA         NA           NA           NA           NA           NA           NA           NA
        Shares redeemed                 NA         NA           NA           NA           NA           NA           NA           NA
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------
        Total Class B Shares            NA         NA           NA           NA           NA           NA           NA           NA
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------

Class C Shares
        Shares issued                   NA         NA           NA           NA           NA           NA           NA           NA
        Dividends reinvested            NA         NA           NA           NA           NA           NA           NA           NA
        Shares redeemed                 NA         NA           NA           NA           NA           NA           NA           NA
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------
        Total Class C Shares            NA         NA           NA           NA           NA           NA           NA           NA
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------

Advisor Shares
        Shares issued                   NA         NA           NA           NA           NA           NA           NA           NA
        Dividends reinvested            NA         NA           NA           NA           NA           NA           NA           NA
        Shares redeemed                 NA         NA           NA           NA           NA           NA           NA           NA
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------
        Total Advisor Shares            NA         NA           NA           NA           NA           NA           NA           NA
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------

Select Shares
        Shares issued                   NA         NA      355,832      566,393           NA           NA          690       15,021
        Dividends reinvested            NA         NA           --^          --^          NA           NA            3            1
        Shares redeemed                 NA         NA     (384,616)    (473,162)          NA           NA       (1,518)     (14,159)
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------
        Total Select Shares             NA         NA      (28,784)      93,231           NA           NA         (825)         863
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------

Preferred Shares
        Shares issued                   NA         NA    1,144,346    3,405,308           NA           NA            5          637
        Dividends reinvested            NA         NA          983          632           NA           NA            2           --^
        Shares redeemed                 NA         NA   (1,422,936)  (2,302,992)          NA           NA         (609)          --^
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------
        Total Preferred Shares          NA         NA     (277,607)   1,102,948           NA           NA         (602)         637
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------

Trust Shares
        Shares issued                   NA         NA      293,077    1,327,544           NA           NA        4,921       17,815
        Dividends reinvested            NA         NA           14            2           NA           NA            4           --^
        Shares redeemed                 NA         NA     (327,883)  (1,162,147)          NA           NA       (2,270)     (17,571)
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------
        Total Trust Shares              NA         NA      (34,792)     165,399           NA           NA        2,655          244
                                ----------   --------   ----------   ----------   ----------   ----------     --------     --------

--------------
(a)  Unaudited.
(b) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select Shares, Preferred Shares and Trust Shares.
*    Share transactions are at a par value of $1.00 per share.
^    Amount is less than five hundred shares.

                                  28-29 spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. At January 31, 2005, the Trust consisted of thirty-five separate investment portfolios.

The accompanying financial statements and notes relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

PORTFOLIO NAME
Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund ("Institutional
   Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U. S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal Money
   Market Fund")
Fifth Third Ohio Tax Exempt Money Market Fund ("Ohio Tax Exempt Money
   Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")

The Government Money Market Fund and the Michigan Municipal Money Market Fund offer two classes of shares: Institutional Shares and Class A Shares. The Institutional Money Market Fund, the Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund offer four classes of shares:
Institutional Shares, Select Shares, Preferred Shares and Trust Shares. The Prime Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. The Municipal Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Select Shares, Preferred Shares and Trust Shares. Shares of the Ohio Tax Exempt Money Market Fund are currently not offered. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C Shares, Select Shares, Preferred Shares and Trust Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATIONS--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.


SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, amortization or accretion of the premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis, except that each class separately bears expenses related specifically to that class, such as distribution fees.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.40% for the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Money Market Fund and 0.50% for the Municipal Money Market Fund.

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third"), an affiliate of the Advisor, serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the average daily net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, 0.17% of the average daily net assets of the Trust between $2 billion and $15 billion, and 0.15% of more than $15 billion of the average daily net assets of the Trust. In addition, there shall be an annual fee of $10,000 per class in excess of four classes per Fund. Effective with the start of fiscal year 2003, any Fund that commences operations shall be subject to an annual minimum fee of $20,000. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of the Trust subject to certain minimums and reimbursement of out-of-pocket expenses. In addition, BISYS provides an employee to serve as Chief Compliance Officer for the Funds including providing certain related services, for which it receives an additional fee.

The Advisor and Administrator have entered into an expense limitation agreement with the Trust. Under the terms of this agreement, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Advisor and Administrator. If the operating expenses are less than the expense limit for the Fund, the Advisor and Administrator shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense

FIFTH THIRD FUNDS NOTES TO FINANCIAL
STATEMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


limit for the Fund. Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the Fund to exceed the expense limit. For the period from November 29, 2004 through January 31, 2005, the expense limits and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):

                                                                  MICHIGAN
                                                                  MUNICIPAL
                                                   PRIME MONEY  MONEY MARKET
                                                   MARKET FUND     FUND
                                                   -----------  ------------
Institutional Shares                                   0.54%       0.54%
Class A Shares                                         0.79%       0.79%
Class B Shares                                         1.54%          NA
Class C Shares                                         1.54%          NA
Advisor Shares                                         1.04%          NA

Amount subject to recoupment
   expiring on November 28, 2005.                       $250         $41

For the period from October 20, 2003 through January 31, 2005, the expense limits currently in place and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):

                                                    INSTITUTIONAL
                                     INSTITUTIONAL   GOVERNMENT     U.S. TREASURY     MUNICIPAL
                                     MONEY MARKET   MONEY MARKET     MONEY MARKET    MONEY MARKET
                                         FUND            FUND             FUND           FUND
                                     -----------   --------------   ------------     ------------
Institutional Shares                    0.21%            0.21%          0.21%           0.38%
Class A Shares                             NA               NA             NA           0.63%
Select Shares                           0.29%            0.29%          0.29%           0.46%
Preferred Shares                        0.36%            0.36%          0.36%           0.53%
Trust Shares                            0.46%            0.46%          0.46%           0.63%

Amount subject to recoupment
   expiring on November 30, 2005.      $5,211           $3,064         $8,621            $990

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution services fees up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor.

ADMINISTRATIVE SERVICES FEE--The Trust has approved an Administrative Services Agreement with Fifth Third Funds Distributor, Inc. with respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares. Under the Agreement, the Funds may make payments to the distributor and other financial institutions, which may include affiliates of the advisor, of up to 0.25% of the average daily net assets for Class C Shares, up to 0.08% of the average daily net assets for Select Shares, up to 0.15% of the average daily net assets for Preferred Shares and up to 0.25% of the average daily net assets for Trust Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


TRANSFER AND DIVIDEND DISBURSING AGENT--Fifth Third served as transfer and dividend disbursing agent for the period prior to October 1, 2004. Transfer Agent fees for the period from August 1, 2004 through October 31, 2004 were computed at 0.0225% of the average daily net assets of each Funds' shares. In addition, there was an annual fee of $7,500 per additional class of shares per Fund. Effective October 1, 2004, BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a wholly owned subsidiary of The BISYS Group, Inc., began serving as transfer and dividend disbursing agent. Pursuant to a separate agreement, BISYS Ohio retained the Advisor to perform certain services for the Trust and each investment portfolio of the Trust, for which the Advisor will receive a fee from BISYS Ohio computed as a percentage of the average daily net assets of each Fund. Effective November 1, 2004, transfer agent fees are computed at 0.0195% of the average daily net assets of each Funds' shares up to $700 million, 0.017% of the average daily net assets of each Funds' shares between $700 million and $1 billion, 0.0155% of the average daily assets of each Fund's shares between $1 billion and $2 billion and 0.013% of more than $2 billion of the average net assets of the Prime Money Market Fund, Government Money Market Fund, Michigan Municipal Money Market Fund and the Municipal Money Market Fund. For the Institutional Money Market Fund, Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund, transfer agent fees are computed at 0.0185% of the average daily net assets of each Funds' shares up to $700 million, 0.017% of the average daily net assets of each Funds' shares between $700 million and $1 billion, 0.0155% of the average daily net assets of each Funds' shares between $1 billion and $2 billion and 0.0125% of more than $2 billion of the average daily net assets of each Funds' shares. In addition, there is an annual fee of $3,000 per additional class of shares per Fund.

ACCOUNTING AND CUSTODY FEES--Fifth Third maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. Accounting fees are computed at 0.02% of the average daily net assets of each Funds' shares up to $500 million, 0.015% of the average daily net assets of each Funds' shares between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Funds' shares. The minimum annual fee per Fund shall be $30,000. In addition, there shall be an annual fee of $10,000 per additional class of shares per Fund. Custody fees are computed at 0.01% of the average daily net assets of each Funds' shares up to $25 million, 0.0075% of the average daily net assets of each Funds' shares between $25 million and $100 million, 0.005% of the average daily net assets of each Funds' shares between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Funds' shares plus transaction charges. Pursuant to a separate agreement with Fifth Third, BISYS Ohio performs sub-accounting services on behalf of the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of each Fund plus annual fees for additional classes of shares per Fund and reimbursement of out-of-pocket fees and other miscellaneous expenses.

Certain officers of the Trust are affiliated with the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(4) LINE OF CREDIT

The Trust participates in a credit agreement with Citibank N.A. Under the terms of the agreement, the Trust may borrow up to $75 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank N.A. receives an annual facility fee of 0.09% on the aggregate principal amount committed under the agreement for providing the Line of Credit. Each Fund pays a pro-rata portion of this facility fee, plus any interest on amounts borrowed. For the period ended January 31, 2005, there were no borrowings against the line of credit.

(5) CONCENTRATION OF CREDIT RISK

The Michigan Municipal Money Market Fund invests a substantial portion of its assets in debt obligations issued by the State of Michigan, and their political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            NET REALIZED
                                                 NET ASSET                 AND UNREALIZED        LESS
                                                   VALUE,         NET          GAINS/       DISTRIBUTIONS
                                                 BEGINNING    INVESTMENT   (LOSSES) FROM          TO
                                                 OF PERIOD      INCOME      INVESTMENTS     SHAREHOLDERS
=========================================================================================================
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                 $1.00         0.05            --             (0.05)
Year ended 7/31/01                                 $1.00         0.05            --             (0.05)
Year ended 7/31/02                                 $1.00         0.02            --             (0.02)
Year ended 7/31/03                                 $1.00         0.01            --^            (0.01)
Year ended 7/31/04                                 $1.00         0.01            --^            (0.01)
Six months ended 1/31/05+                          $1.00         0.01            --             (0.01)
=========================================================================================================
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/00                                 $1.00         0.05            --             (0.05)
Year ended 7/31/01                                 $1.00         0.05            --             (0.05)
Year ended 7/31/02                                 $1.00         0.02            --             (0.02)
Year ended 7/31/03                                 $1.00         0.01            --^            (0.01)
Year ended 7/31/04                                 $1.00           --^           --^               --^
Six months ended 1/31/05+                          $1.00         0.01            --             (0.01)
=========================================================================================================
PRIME MONEY MARKET FUND CLASS B SHARES
10/11/00(b) to 7/31/01                             $1.00         0.03            --             (0.03)
Year ended 7/31/02                                 $1.00         0.01            --             (0.01)
Year ended 7/31/03                                 $1.00           --^           --^               --^
Year ended 7/31/04                                 $1.00           --^           --^               --^
Six months ended 1/31/05+                          $1.00           --^           --                --^
=========================================================================================================
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(b) to 7/31/02                               $1.00           --^           --                --^
Year ended 7/31/03                                 $1.00           --^           --^               --^
Year ended 7/31/04                                 $1.00           --^           --^               --^
Six months ended 1/31/05+                          $1.00           --^           --                --^
=========================================================================================================
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(b) to 7/31/02                             $1.00         0.01            --             (0.01)
Year ended 7/31/03                                 $1.00         0.01            --^            (0.01)
Year ended 7/31/04                                 $1.00           --^           --^               --^
Six months ended 1/31/05+                          $1.00           --^           --                --^
=========================================================================================================
INSTITUTIONAL MONEY MARKET
FUND INSTITUTIONAL SHARES
4/11/00(b) to 12/31/00                             $1.00         0.05            --             (0.05)
1/1/01 to 7/31/01(c)                               $1.00         0.03            --             (0.03)
Year ended 7/31/02                                 $1.00         0.02            --             (0.02)
Year ended 7/31/03                                 $1.00         0.01            --^            (0.01)
Year ended 7/31/04                                 $1.00         0.01            --^            (0.01)
Six months ended 1/31/05+                          $1.00         0.01            --             (0.01)
=========================================================================================================
INSTITUTIONAL MONEY MARKET
FUND SELECT SHARES
10/20/03(b) to 7/31/04                             $1.00         0.01            --^            (0.01)
Six months ended 1/31/05+                          $1.00         0.01            --             (0.01)
=========================================================================================================
INSTITUTIONAL MONEY MARKET
FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                             $1.00         0.01            --^            (0.01)
Six months ended 1/31/05+                          $1.00         0.01            --             (0.01)
=========================================================================================================
INSTITUTIONAL MONEY MARKET
FUND TRUST SHARES
10/20/03(b) to 7/31/04                             $1.00         0.01            --^            (0.01)
Six months ended 1/31/05+                          $1.00         0.01            --             (0.01)
=========================================================================================================
                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                           RATIOS/SUPPLEMENTAL DATA
                                                                            -------------------------------------------------------
                                                                                            RATIOS OF      RATIOS OF     RATIOS OF
                                                                               NET         EXPENSES          NET         EXPENSES
                                                      NET ASSET               ASSETS,          TO         INVESTMENT         TO
                                                        VALUE,                END OF         AVERAGE        INCOME        AVERAGE
                                                        END OF     TOTAL      PERIOD           NET        TO AVERAGE        NET
                                                       PERIOD     RETURN     (000 'S)        ASSETS       NET ASSETS     ASSETS (a)
===================================================================================================================================
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                     $1.00       5.53%    $   508,414       0.52%         5.44%           0.62%
Year ended 7/31/01                                     $1.00       5.41%    $   802,176       0.53%         5.11%           0.63%
Year ended 7/31/02                                     $1.00       2.02%    $ 1,732,204       0.55%         1.86%           0.65%
Year ended 7/31/03                                     $1.00       1.02%    $ 1,565,589       0.54%         1.02%           0.65%
Year ended 7/31/04                                     $1.00       0.65%    $ 1,064,622       0.54%         0.64%           0.66%
Six months ended 1/31/05+                              $1.00       0.70%*   $ 1,037,877       0.54%**       1.38%**         0.65%**
===================================================================================================================================
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/00                                     $1.00       5.27%    $   215,082       0.77%         5.29%           0.87%
Year ended 7/31/01                                     $1.00       5.14%    $   356,091       0.78%         4.86%           0.88%
Year ended 7/31/02                                     $1.00       1.77%    $   447,556       0.80%         1.71%           0.89%
Year ended 7/31/03                                     $1.00       0.76%    $   436,687       0.79%         0.77%           0.90%
Year ended 7/31/04                                     $1.00       0.40%    $   387,424       0.79%         0.40%           0.91%
Six months ended 1/31/05+                              $1.00       0.58%*   $   403,151       0.79%**       1.15%**         0.90%**
===================================================================================================================================
PRIME MONEY MARKET FUND CLASS B SHARES
10/11/00(b) to 7/31/01                                 $1.00       3.10%*   $    1,021        1.53%**       3.63%**         1.63%**
Year ended 7/31/02                                     $1.00       1.00%    $    1,893        1.55%         0.91%           1.64%
Year ended 7/31/03                                     $1.00       0.32%    $    2,426        1.22%         0.33%           1.65%
Year ended 7/31/04                                     $1.00       0.24%    $    1,651        0.95%         0.23%           1.66%
Six months ended 1/31/05+                              $1.00       0.25%*   $    1,442        1.43%**       0.50%**         1.65%**
===================================================================================================================================
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(b) to 7/31/02                                   $1.00       0.19%*   $       60        1.54%**       0.48%**         1.71%**
Year ended 7/31/03                                     $1.00       0.32%    $      154        1.14%         0.32%           1.65%
Year ended 7/31/04                                     $1.00       0.23%    $    2,843        0.98%         0.25%           1.66%
Six months ended 1/31/05+                              $1.00       0.25%*   $    1,889        1.41%**       0.48%**         1.65%**
===================================================================================================================================
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(b) to 7/31/02                                 $1.00       1.02%*   $        2        0.89%**       1.23%**         0.96%**
Year ended 7/31/03                                     $1.00       0.53%    $       62        1.02%         0.46%           1.15%
Year ended 7/31/04                                     $1.00       0.24%    $       36        0.96%         0.26%           1.16%
Six months ended 1/31/05+                              $1.00       0.45%*   $       68        1.04%**       0.97%**         1.14%**
===================================================================================================================================
INSTITUTIONAL MONEY MARKET
FUND INSTITUTIONAL SHARES
4/11/00(b) to 12/31/00                                 $1.00       4.71%*   $   47,944        0.22%**       6.39%**         0.74%**
1/1/01 to 7/31/01(c)                                   $1.00       2.84%*   $   71,778        0.22%**       4.78%**         0.68%**
Year ended 7/31/02                                     $1.00       2.31%    $  189,530        0.22%         2.11%           0.65%
Year ended 7/31/03                                     $1.00       1.35%    $  766,023        0.22%         1.24%           0.65%
Year ended 7/31/04                                     $1.00       0.98%    $1,049,608        0.22%         0.98%           0.65%
Six months ended 1/31/05+                              $1.00       0.86%*   $1,024,172        0.22%**       1.69%**         0.64%**
===================================================================================================================================
INSTITUTIONAL MONEY MARKET
FUND SELECT SHARES
10/20/03(b) to 7/31/04                                 $1.00       0.70%*   $   13,267        0.30%**       0.92%**         0.73%**
Six months ended 1/31/05+                              $1.00       0.82%*   $   13,146        0.30%**       1.64%**         0.72%**
===================================================================================================================================
INSTITUTIONAL MONEY MARKET
FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                 $1.00       0.65%*   $   27,206        0.37%**       0.85%**         0.80%**
Six months ended 1/31/05+                              $1.00       0.78%*   $   33,141        0.37%**       1.60%**         0.79%**
===================================================================================================================================
INSTITUTIONAL MONEY MARKET
FUND TRUST SHARES
10/20/03(b) to 7/31/04                                 $1.00       0.57%*   $   17,591        0.47%**       0.75%**         0.90%**
Six months ended 1/31/05+                              $1.00       0.73%*   $   17,362        0.47%**       1.44%**         0.89%**
===================================================================================================================================

                       See notes to financial highlights

                                  34-35 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                            NET REALIZED
                                                 NET ASSET                 AND UNREALIZED        LESS
                                                   VALUE,         NET          GAINS/       DISTRIBUTIONS
                                                 BEGINNING    INVESTMENT   (LOSSES) FROM          TO
                                                 OF PERIOD      INCOME      INVESTMENTS     SHAREHOLDERS
=========================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                $1.00         0.05           --              (0.05)
Year ended 12/31/00                                $1.00         0.06           --              (0.06)
1/1/01 to 7/31/01(c)                               $1.00         0.03           --              (0.03)
Year ended 7/31/02                                 $1.00         0.02           --              (0.02)
Year ended 7/31/03                                 $1.00         0.01           --^             (0.01)
Year ended 7/31/04                                 $1.00         0.01           --^             (0.01)
Six months ended 1/31/05+                          $1.00         0.01           --              (0.01)
=========================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET
FUND SELECT SHARES
10/20/03(b) to 7/31/04                             $1.00         0.01           --^             (0.01)
Six months ended 1/31/05+                          $1.00         0.01           --              (0.01)
=========================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET
FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                             $1.00         0.01           --^             (0.01)
Six months ended 1/31/05+                          $1.00         0.01           --              (0.01)
=========================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET
FUND TRUST SHARES
10/20/03(b) to 7/31/04                             $1.00         0.01           --^             (0.01)
Six months ended 1/31/05+                          $1.00         0.01           --              (0.01)
=========================================================================================================
GOVERNMENT MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00                                 $1.00         0.05           --              (0.05)
Year ended 7/31/01                                 $1.00         0.05           --              (0.05)
Year ended 7/31/02                                 $1.00         0.02           --              (0.02)
Year ended 7/31/03                                 $1.00         0.01           --^             (0.01)
Year ended 7/31/04                                 $1.00           --^          --^                --^
Six months ended 1/31/05+                          $1.00         0.01           --              (0.01)
=========================================================================================================
GOVERNMENT MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/00                                 $1.00         0.05           --              (0.05)
Year ended 7/31/01                                 $1.00         0.05           --              (0.05)
Year ended 7/31/02                                 $1.00         0.02           --              (0.02)
Year ended 7/31/03                                 $1.00         0.01           --^             (0.01)
Year ended 7/31/04                                 $1.00           --^          --^                --^
Six months ended 1/31/05+                          $1.00         0.01           --              (0.01)
=========================================================================================================
U.S. TREASURY MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00                                 $1.00         0.06           --              (0.06)
Year ended 7/31/01                                 $1.00         0.05           --              (0.05)
Year ended 7/31/02                                 $1.00         0.02           --              (0.02)
Year ended 7/31/03                                 $1.00         0.01           --^             (0.01)
Year ended 7/31/04                                 $1.00         0.01           --^             (0.01)
Six months ended 1/31/05+                          $1.00         0.01           --              (0.01)
=========================================================================================================
U.S. TREASURY MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                             $1.00         0.01           --^             (0.01)
Six months ended 1/31/05+                          $1.00         0.01           --              (0.01)
=========================================================================================================
U.S. TREASURY MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                             $1.00         0.01           --^             (0.01)
Six months ended 1/31/05+                          $1.00         0.01           --              (0.01)
=========================================================================================================
U.S. TREASURY MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                             $1.00           --^          --^                --^
Six months ended 1/31/05+                          $1.00         0.01           --              (0.01)
=========================================================================================================
                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                           RATIOS/SUPPLEMENTAL DATA
                                                                            -------------------------------------------------------
                                                                                            RATIOS OF      RATIOS OF     RATIOS OF
                                                                               NET         EXPENSES          NET         EXPENSES
                                                      NET ASSET               ASSETS,          TO         INVESTMENT         TO
                                                        VALUE,                END OF         AVERAGE        INCOME        AVERAGE
                                                        END OF     TOTAL      PERIOD           NET        TO AVERAGE        NET
                                                       PERIOD     RETURN     (000 'S)        ASSETS       NET ASSETS     ASSETS (a)
===================================================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                    $1.00       4.81%    $   215,401       0.37%         4.73%           0.65%
Year ended 12/31/00                                    $1.00       6.03%    $   309,711       0.39%         5.92%           0.63%
1/1/01 to 7/31/01(c)                                   $1.00       2.71%*   $   410,278       0.40%**       4.56%**         0.63%**
Year ended 7/31/02                                     $1.00       2.05%    $   425,092       0.41%         2.03%           0.64%
Year ended 7/31/03                                     $1.00       1.07%    $   616,999       0.40%         1.04%           0.65%
Year ended 7/31/04                                     $1.00       0.86%    $   223,852       0.31%         0.79%           0.66%
Six months ended 1/31/05+                              $1.00       0.83%*   $   183,725       0.22%**       1.65%**         0.65%**
===================================================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET
FUND SELECT SHARES
10/20/03(b) to 7/31/04                                 $1.00       0.65%*   $     5,202       0.30%**       0.82%**         0.75%**
Six months ended 1/31/05+                              $1.00       0.79%*   $     3,358       0.30%**       1.46%**         0.74%**
===================================================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET
FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                 $1.00       0.59%*   $   276,373       0.37%**       0.75%**         0.82%**
Six months ended 1/31/05+                              $1.00       0.75%*   $   237,317       0.37%**       1.48%**         0.81%**
===================================================================================================================================
INSTITUTIONAL GOVERNMENT MONEY MARKET
FUND TRUST SHARES
10/20/03(b) to 7/31/04                                 $1.00       0.51%*   $    70,270       0.47%**       0.66%**         0.92%**
Six months ended 1/31/05+                              $1.00       0.70%*   $   124,876       0.47%**       1.44%**         0.90%**
===================================================================================================================================
GOVERNMENT MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00                                     $1.00       5.31%    $   211,790       0.57%         5.17%           0.64%
Year ended 7/31/01                                     $1.00       5.23%    $   238,816       0.55%         5.12%           0.60%
Year ended 7/31/02                                     $1.00       1.79%    $   279,059       0.65%         1.75%           0.69%
Year ended 7/31/03                                     $1.00       0.92%    $   275,107       0.61%         0.84%           0.66%
Year ended 7/31/04                                     $1.00       0.47%    $   173,865       0.62%         0.47%           0.67%
Six months ended 1/31/05+                              $1.00       0.63%*   $   190,950       0.57%**       1.25%**         0.66%**
===================================================================================================================================
GOVERNMENT MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/00                                     $1.00       5.10%    $   264,393       0.77%         4.93%           0.89%
Year ended 7/31/01                                     $1.00       5.02%    $   248,064       0.75%         4.92%           0.85%
Year ended 7/31/02                                     $1.00       1.58%    $   270,062       0.85%         1.57%           0.94%
Year ended 7/31/03                                     $1.00       0.71%    $   177,390       0.81%         0.66%           0.91%
Year ended 7/31/04                                     $1.00       0.27%    $   110,153       0.82%         0.27%           0.92%
Six months ended 1/31/05+                              $1.00       0.53%*   $   110,475       0.77%**       1.05%**         0.91%**
===================================================================================================================================
U.S. TREASURY MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00                                     $1.00       5.40%    $   871,657       0.38%         5.26%           0.62%
Year ended 7/31/01                                     $1.00       5.30%    $ 1,058,407       0.39%         5.08%           0.64%
Year ended 7/31/02                                     $1.00       1.92%    $ 1,143,352       0.41%         1.88%           0.64%
Year ended 7/31/03                                     $1.00       1.02%    $ 1,644,905       0.40%         0.98%           0.65%
Year ended 7/31/04                                     $1.00       0.80%    $   399,195       0.30%         0.74%           0.65%
Six months ended 1/31/05+                              $1.00       0.78%*   $   335,090       0.22%**       1.53%**         0.65%**
===================================================================================================================================
U.S. TREASURY MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                 $1.00       0.59%*   $    93,233       0.30%**       0.76%**         0.73%**
Six months ended 1/31/05+                              $1.00       0.73%*   $    64,448       0.30%**       1.44%**         0.72%**
===================================================================================================================================
U.S. TREASURY MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                 $1.00       0.54%*   $ 1,102,963       0.37%**       0.69%**         0.80%**
Six months ended 1/31/05+                              $1.00       0.70%*   $   825,360       0.37%**       1.35%**         0.80%**
===================================================================================================================================
U.S. TREASURY MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                 $1.00       0.46%*   $   165,402       0.47%**       0.58%**         0.90%**
Six months ended 1/31/05+                              $1.00       0.65%*   $   130,610       0.47%**       1.28%**         0.90%**
===================================================================================================================================

                       See notes to financial highlights

                                  36-37 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            NET REALIZED
                                                 NET ASSET                 AND UNREALIZED        LESS
                                                   VALUE,         NET          GAINS/       DISTRIBUTIONS
                                                 BEGINNING    INVESTMENT   (LOSSES) FROM          TO
                                                 OF PERIOD      INCOME      INVESTMENTS     SHAREHOLDERS
=========================================================================================================
MICHIGAN MUNICIPAL MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                $1.00         0.03           --             (0.03)
Year ended 12/31/00                                $1.00         0.04           --             (0.04)
1/1/01 to 7/31/01(c)                               $1.00         0.02           --             (0.02)
Year ended 7/31/02                                 $1.00         0.01           --             (0.01)
Year ended 7/31/03                                 $1.00         0.01           --             (0.01)
Year ended 7/31/04                                 $1.00         0.01           --             (0.01)
Six months ended 1/31/05+                          $1.00         0.01           --             (0.01)
=========================================================================================================
MICHIGAN MUNICIPAL MONEY MARKET
FUND CLASS A SHARES
Year ended 12/31/99                                $1.00         0.03           --             (0.03)
Year ended 12/31/00                                $1.00         0.04           --             (0.04)
1/1/01 to 7/31/01(c)                               $1.00         0.02           --             (0.02)
Year ended 7/31/02                                 $1.00         0.01           --             (0.01)
Year ended 7/31/03                                 $1.00         0.01           --             (0.01)
Year ended 7/31/04                                 $1.00           --^          --                --^
Six months ended 1/31/05+                          $1.00           --^          --                --^
=========================================================================================================
MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00                                 $1.00         0.04           --             (0.04)
Year ended 7/31/01                                 $1.00         0.03           --             (0.03)
Year ended 7/31/02                                 $1.00         0.01           --             (0.01)
Year ended 7/31/03                                 $1.00         0.01           --^            (0.01)
Year ended 7/31/04                                 $1.00         0.01           --^            (0.01)
Six months ended 1/31/05+                          $1.00         0.01           --             (0.01)
=========================================================================================================
MUNICIPAL MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/00                                 $1.00         0.03           --             (0.03)
Year ended 7/31/01                                 $1.00         0.03           --             (0.03)
Year ended 7/31/02                                 $1.00         0.01           --             (0.01)
Year ended 7/31/03                                 $1.00         0.01           --^            (0.01)
Year ended 7/31/04                                 $1.00           --^          --^               --^
Six months ended 1/31/05+                          $1.00           --^          --                --^
=========================================================================================================
MUNICIPAL MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                             $1.00           --^          --^               --^
Six months ended 1/31/05+                          $1.00         0.01           --             (0.01)
=========================================================================================================
MUNICIPAL MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                             $1.00           --^          --^               --^
Six months ended 1/31/05+                          $1.00         0.01           --             (0.01)
=========================================================================================================
MUNICIPAL MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                             $1.00          --^           --^               --^
Six months ended 1/31/05+                          $1.00          --^           --                --^
=========================================================================================================

                                                              FIFTH THIRD FUNDS
                                                           FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                           RATIOS/SUPPLEMENTAL DATA
                                                                            -------------------------------------------------------
                                                                                            RATIOS OF      RATIOS OF     RATIOS OF
                                                                               NET         EXPENSES          NET         EXPENSES
                                                      NET ASSET               ASSETS,          TO         INVESTMENT         TO
                                                        VALUE,                END OF         AVERAGE        INCOME        AVERAGE
                                                        END OF     TOTAL      PERIOD           NET        TO AVERAGE        NET
                                                       PERIOD     RETURN     (000 'S)        ASSETS       NET ASSETS     ASSETS (a)
===================================================================================================================================
MICHIGAN MUNICIPAL MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                    $1.00       2.86%    $   292,619       0.53%         2.82%           0.63%
Year ended 12/31/00                                    $1.00       3.73%    $   295,219       0.53%         3.67%           0.62%
1/1/01 to 7/31/01(c)                                   $1.00       1.71%*   $   317,543       0.54%**       2.93%**         0.63%**
Year ended 7/31/02                                     $1.00       1.41%    $   292,618       0.54%         1.41%           0.65%
Year ended 7/31/03                                     $1.00       0.88%    $   247,805       0.54%         0.88%           0.67%
Year ended 7/31/04                                     $1.00       0.59%    $   197,225       0.54%         0.59%           0.67%
Six months ended 1/31/05+                              $1.00       0.54%*   $   188,941       0.54%**       1.09%**         0.66%**
===================================================================================================================================
MICHIGAN MUNICIPAL MONEY MARKET
FUND CLASS A SHARES
Year ended 12/31/99                                    $1.00       2.86%    $       658       0.53%         2.82%           0.63%
Year ended 12/31/00                                    $1.00       3.70%    $       160       0.54%         3.44%           0.63%
1/1/01 to 7/31/01(c)                                   $1.00       1.57%*   $       215       0.79%**       2.67%**         0.88%**
Year ended 7/31/02                                     $1.00       1.25%    $       177       0.70%         1.26%           0.91%
Year ended 7/31/03                                     $1.00       0.78%    $        19       0.64%         0.90%           0.92%
Year ended 7/31/04                                     $1.00       0.49%    $        18       0.64%         0.48%           0.91%
Six months ended 1/31/05+                              $1.00       0.47%*   $        69       0.68%**       1.04%**         0.91%**
===================================================================================================================================
MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00                                     $1.00       3.46%    $   100,995       0.31%         3.51%           0.83%
Year ended 7/31/01                                     $1.00       3.44%    $   190,268       0.29%         3.33%           0.74%
Year ended 7/31/02                                     $1.00       1.45%    $   249,280       0.34%         1.43%           0.77%
Year ended 7/31/03                                     $1.00       0.91%    $   199,439       0.42%         0.92%           0.78%
Year ended 7/31/04                                     $1.00       0.68%    $   136,302       0.38%         0.67%           0.80%
Six months ended 1/31/05+                              $1.00       0.59%*   $   165,607       0.38%**       1.18%**         0.81%**
===================================================================================================================================
MUNICIPAL MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/00                                     $1.00       3.40%    $    29,693       0.38%         3.33%           1.08%
Year ended 7/31/01                                     $1.00       3.37%    $    40,981       0.36%         3.26%           0.99%
Year ended 7/31/02                                     $1.00       1.38%    $    42,004       0.41%         1.35%           1.02%
Year ended 7/31/03                                     $1.00       0.80%    $    53,079       0.52%         0.80%           1.03%
Year ended 7/31/04                                     $1.00       0.43%    $    17,590       0.63%         0.42%           1.05%
Six months ended 1/31/05+                              $1.00       0.47%*   $    25,154       0.63%**       0.95%**         1.06%**
===================================================================================================================================
MUNICIPAL MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                 $1.00       0.47%*   $       863       0.46%**       0.62%**         0.91%**
Six months ended 1/31/05+                              $1.00       0.55%*   $        38       0.46%**       0.90%**         0.90%**
===================================================================================================================================
MUNICIPAL MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                 $1.00       0.42%*   $       637       0.53%**       0.55%**         0.98%**
Six months ended 1/31/05+                              $1.00       0.52%*   $        35       0.53%**       0.89%**         0.97%**
===================================================================================================================================
MUNICIPAL MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                 $1.00       0.34%*   $       244       0.63%**       0.44%**         1.06%**
Six months ended 1/31/05+                              $1.00       0.47%*   $     2,899       0.63%**       1.10%**         1.04%**
===================================================================================================================================

NOTES TO FINANCIAL HIGHLIGHTS

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b)  Reflects date of commencement of operations.
(c)  The Fund changed its fiscal year end to July 31 from December 31.
+    Unaudited.
^    Amount is less than $0.005.
*    Not annualized.
**   Annualized.


                       See notes to financial statements

                                  38-39 spread

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED):
--------------------------------------------------------------------------------

                                EXPENSE EXAMPLES

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 through January 31, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                              EXPENSE        EXPENSE
                                                                  BEGINNING    ENDING          PAID              RATIO
                                                                  ACCOUNT     ACCOUNT         DURING             DURING
                                                                   VALUE       VALUE           ERIOD*            PERIOD
                                                                   8/1/04     1/31/05    8/1/04 - 1/31/05   8/1/04 - 1/31/05
                                                                -----------  ---------   ----------------   ----------------
Prime Money Market Fund                Institutional Shares     $ 1,000.00   $1,007.00         $2.73              0.54%
                                       Class A Shares             1,000.00    1,005.80          3.99              0.79%
                                       Class B Shares             1,000.00    1,002.50          7.22              1.43%
                                       Class C Shares             1,000.00    1,002.50          7.12              1.41%
                                       Advisor Shares             1,000.00    1,004.50          5.25              1.04%

Institutional Money Market Fund        Institutional Shares       1,000.00    1,008.60          1.11              0.22%
                                       Select Shares              1,000.00    1,008.20          1.52              0.30%
                                       Preferred Shares           1,000.00    1,007.80          1.87              0.37%
                                       Trust Shares               1,000.00    1,007.30          2.38              0.47%

Institutional Government
Money Market Fund                      Institutional Shares       1,000.00    1,008.30          1.11              0.22%
                                       Select Shares              1,000.00    1,007.90          1.52              0.30%
                                       Preferred Shares           1,000.00    1,007.50          1.87              0.37%
                                       Trust Shares               1,000.00    1,007.00          2.38              0.47%

Government Money Market Fund           Institutional Shares       1,000.00    1,006.30          2.88              0.57%
                                       Class A Shares             1,000.00    1,005.30          3.89              0.77%

U.S. Treasury Money Market Fund        Institutional Shares       1,000.00    1,007.80          1.11              0.22%
                                       Select Shares              1,000.00    1,007.30          1.52              0.30%
                                       Preferred Shares           1,000.00    1,007.00          1.87              0.37%
                                       Trust Shares               1,000.00    1,006.50          2.38              0.47%

Michigan Municipal Money Market Fund   Institutional Shares       1,000.00    1,005.40          2.73              0.54%
                                       Class A Shares             1,000.00    1,004.70          3.44              0.68%

Municipal Money Market Fund            Institutional Shares       1,000.00    1,005.90          1.92              0.38%
                                       Class A Shares             1,000.00    1,004.70          3.18              0.63%
                                       Select Shares              1,000.00    1,005.50          2.33              0.46%
                                       Preferred Shares           1,000.00    1,005.20          2.68              0.53%
                                       Trust Shares               1,000.00    1,004.70          3.18              0.63%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               FIFTH THIRD FUNDS
                                SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may however use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                             EXPENSE            EXPENSE
                                                                 BEGINNING     ENDING          PAID              RATIO
                                                                  ACCOUNT      ACCOUNT        DURING             DURING
                                                                   VALUE       VALUE          PERIOD*            PERIOD
                                                                   8/1/04     1/31/05    8/1/04 - 1/31/05   8/1/04 - 1/31/05
                                                                -----------  ---------   ----------------   ----------------
Prime Money Market Fund                Institutional Shares     $ 1,000.00   $1,022.48         $2.75              0.54%
                                       Class A Shares             1,000.00    1,021.22          4.02              0.79%
                                       Class B Shares             1,000.00    1,018.00          7.27              1.43%
                                       Class C Shares             1,000.00    1,018.10          7.17              1.41%
                                       Advisor Shares             1,000.00    1,019.96          5.30              1.04%

Institutional Money Market Fund        Institutional Shares       1,000.00    1,024.10          1.12              0.22%
                                       Select Shares              1,000.00    1,023.69          1.53              0.30%
                                       Preferred Shares           1,000.00    1,023.34          1.89              0.37%
                                       Trust Shares               1,000.00    1,022.84          2.40              0.47%

Institutional Government
Money Market Fund                      Institutional Shares       1,000.00    1,024.10          1.12              0.22%
                                       Select Shares              1,000.00    1,023.69          1.53              0.30%
                                       Preferred Shares           1,000.00    1,023.34          1.89              0.37%
                                       Trust Shares               1,000.00    1,022.84          2.40              0.47%

Government Money Market Fund           Institutional Shares       1,000.00    1,022.33          2.91              0.57%
                                       Class A Shares             1,000.00    1,021.32          3.92              0.77%

U.S. Treasury Money Market Fund        Institutional Shares       1,000.00    1,024.10          1.12              0.22%
                                       Select Shares              1,000.00    1,023.69          1.53              0.30%
                                       Preferred Shares           1,000.00    1,023.34          1.89              0.37%
                                       Trust Shares               1,000.00    1,022.84          2.40              0.47%

Michigan Municipal Money Market Fund   Institutional Shares       1,000.00    1,022.48          2.75              0.54%
                                       Class A Shares             1,000.00    1,021.78          3.47              0.68%

Municipal Money Market Fund            Institutional Shares       1,000.00    1,023.29          1.94              0.38%
                                       Class A Shares             1,000.00    1,022.03          3.21              0.63%
                                       Select Shares              1,000.00    1,022.89          2.35              0.46%
                                       Preferred Shares           1,000.00    1,022.53          2.70              0.53%
                                       Trust Shares               1,000.00    1,022.03          3.21              0.63%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

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

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

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

ADDRESSES
--------------------------------------------------------------------------------------------------
Fifth Third Funds                                Fifth Third Funds
Money Market Mutual Funds                        3435 Stelzer Road
                                                 Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------

Investment Advisor                               Fifth Third Asset Management, Inc.
                                                 38 Fountain Square Plaza
                                                 Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------

Distributor                                      Fifth Third Funds Distributor, Inc.
                                                 3435 Stelzer Road
                                                 Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------

Administrator, Accountant and Custodian          Fifth Third Bank
                                                 38 Fountain Square Plaza
                                                 Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------

Sub-Administrator                                BISYS Fund Services Limited Partnership
                                                 3435 Stelzer Road
                                                 Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent           BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                             3435 Stelzer Road
                                                 Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------

Registered Independent Accountants               PricewaterhouseCoopers LLP
                                                 100 East Broad Street
                                                 Suite 2100
                                                 Columbus, Ohio 43215
--------------------------------------------------------------------------------------------------

                             Logo: Fifth Third Funds



3/05

                                                                      SAR-MMF-05

          [LOGO]  FIFTH THIRD FUNDS

                  STOCK AND BOND MUTUAL FUNDS
                  SEMI-ANNUAL REPORT TO SHAREHOLDERS

                  ----------------
                  JANUARY 31, 2005

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, pleasecall the Trust toll free at 1-800-282-5706.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending April 30 (available beginning June 29, 2005) and October 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Fifth Third Asset Management, Inc. serves as Investment Advisor to the Funds and receives a fee for their services.The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:

o  ARE NOT FDIC INSURED

o  HAVE NO BANK GUARANTEE

o  MAY LOSE VALUE

                                                              OUR MESSAGE TO YOU
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Economic Outlook and Commentary Section ...................................    1
Management Discussion of Fund Performance
Small Cap Growth Fund .....................................................    3
Mid Cap Growth Fund .......................................................    4
Quality Growth Fund .......................................................    5
Large Cap Core Fund .......................................................    6
Equity Index Fund .........................................................    7
Balanced Fund .............................................................    8
Micro Cap Value Fund ......................................................    9
Small Cap Value Fund ......................................................   10
Multi Cap Value Fund ......................................................   11
Disciplined Large Cap Value Fund ..........................................   12
Fifth Third LifeModel Aggressive Fund SM ..................................   13
Fifth Third LifeModel Moderately
Aggressive Fund SM ........................................................   14
Fifth Third LifeModel Moderate Fund SM ....................................   15
Fifth Third LifeModel Moderately
Conservative Fund SM ......................................................   16
Fifth Third LifeModel Conservative Fund SM ................................   17
Strategic Income Fund .....................................................   18
Select Stock Fund .........................................................   19
Technology Fund ...........................................................   20
International Equity Fund .................................................   21
Bond Fund .................................................................   22
Intermediate Bond Fund ....................................................   23
Short Term Bond Fund ......................................................   24
US Government Bond Fund ...................................................   25
Municipal Bond Fund .......................................................   26
Intermediate Municipal Bond Fund ..........................................   27
Ohio Municipal Bond Fund ..................................................   28
Michigan Municipal Bond Fund ..............................................   29

Schedules of Portfolio Investments ........................................   33

Notes to Schedules of Portfolio Investments ...............................   85

Statements of Assets and Liabilities ......................................   92

Statements of Operations ..................................................   97

Statements of Changes in Net Assets .......................................  102

Notes to Financial Statements .............................................  120

Financial Highlights ......................................................  130

Notes to Financial Highlights .............................................  158

Supplemental Information ..................................................  159


[LOGO] Stock investors were rewarded in the second half of 2004 for their patience during the first half of 2004. For the six-month period ended January 31, 2005, positive returns for the major stock averages included:

MARKET INDICES FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2005

                                  [BAR GRAPH]

gain for the S&P 400 Index of mid cap stocks              12.24%
gain for the Russell 2000(R) Index of small cap stocks    13.88%
gain for the MSCI EAFE Index of international stocks      16.68%

Such strong returns were driven by a confluence of several events, including:

1.    The results and finality of the November elections

2.    Above average economic growth

3.    Continued strength in corporate profits

4.    Low bond yields

5.    A subdued inflationary environment

Additionally, notice the continuation of the patterns where small cap stocks outperformed large cap stocks and international stocks outperformed domestic equities. These trends have persisted for several years and represent a reward for well-diversified investors.

On the domestic front, an environment of above average economic growth combined with below average bond yield is historically one where small cap stocks thrive. For international investors, the mixture of a declining U.S. dollar (which was down about 7% on a trade-weighted basis for the six months ended January 31,
2005) and strong overseas economic growth led by China, India, Eastern Europe and parts of South America, continued to attract investor focus.

We expect that investors will continue to be attracted to international opportunities as long as demand from China and India for commodities and other infrastructure items remains strong and the governments of those two heavily populated countries allow their middle classes to develop in a free market economy.

The rising price of commodities and lower bond yields brought together an unusual circumstance where the outperforming stock sectors over the past six months were the utilities, energy, consumer discretionary and materials groups. This resulted in value stocks outperforming growth stocks by nearly 6% from August 1, 2004 to January 31,2005. This situation provided a challenge to our growth stock team, while offering opportunity for our value stock team.

Perhaps the biggest surprise over the past six months was the positive performance of the bond market. Most market observers, including ourselves, were of the opinion that bond yields would rise during the second half of 2004 and that bond prices, in turn, would fall. However, the yield on the 10-year Treasury bond, which stood at 4.47% on July 31, 2004, fell to 4.13% by January 3 1, 2005, and prices rose accordingly. This was great for borrowers, but extended the challenges facing income-focused investors.

The Federal Reserve Board (the "Fed") remained active during the second half of 2004, pushing its benchmark Fed Funds Rate from 1.25% to 2.25%.This was primarily in response to continued strength in the U.S. economy and the resulting concerns of increasing inflation that such growth tends to generate-although consumers have yet to see any alarming impact from the 2004 expansion. The result was low single-digit total returns for bond investors over the six-month period ending January 31,2005.

As we move further into 2005, we believe that the financial markets are likely to remain focused on the Fed, economic and corporate profit growth, the value of the dollar, inflation and the price of oil. One chief concern is that the Fed will keep raising rates despite some expectations of slowing growth in economic activity and corporate profits, while the dollar and oil prices will remain inflationary wild cards.

While we agree that the pace of corporate profit growth will inevitably slow from the torrid rates realized over the past few years, in which increases of more than 20% were common, we are optimistic that the pace will remain above the long-term average growth rate of 7%. This should provide upside potential for stocks, though perhaps at a more subdued level than 2004.

We continue to be concerned about the low level of bond yields, and the effects such circumstances could have for total return bond investors. The Fed is likely to stay active for at least the first half of 2005, which could continue to drive up yields on shorter-term issues. Further, we anticipate that economic growth will linger near the long-term average of 3.5%, which would keep pressure on the prices of longer-term bonds. In this environment, our bond fund managers remain cautious.

All in all, we are fairly optimistic for the economy and the stock market. However, we are aware of the threats to both from higher oil prices. We believe that this continues to be an environment where investors should be patient and well-diversified.

Thank you for your continued confidence in the Fifth Third Funds.

/s/ E.K. WIRTZ
-----------------------------
    KEITH WIRTZ, CFA
    Chief Investment Officer


/s/ JOHN AUGUSTINE
-----------------------------
    JOHN AUGUSTINE, CFA
    Chief Investment Strategist

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SMALL CAP GROWTH FUND

For the six-month period ended January 31, 2005, the Fifth Third Small Cap Growth Fund (Institutional Shares) returned 11.19%, trailing its benchmark, the Russell 2000(R) Growth Index, which advanced 13.48%.

After a quiet start, small cap stocks modestly gained traction before surging through the final months of the period as oil prices fell from a historic peak and the U.S. Presidential election passed without incident. Small cap equities generally outperformed large cap equities due to increased exposure to easing commodity costs and the resulting impact on earnings outlooks.

The Fund's underperformance hinged primarily on an overweight position, relative to the benchmark, in the information technology (IT) sector and a lighter-than-the-benchmark stake in the healthcare group. Specifically within IT, semiconductor and semiconductor equipment names struggled. Despite good fundamentals, end-market weaknesses prompted some to exit chip-related names, which pulled down stock prices. +

As for healthcare, our biotechnology weighting lagged the benchmark's, which diminished returns from the otherwise solid sector.+

Making positive contributions were the Fund's collection of industrial names, mostly manufacturing companies that benefited directly from lower material and energy prices, and a wide range of consumer discretionary holdings. From niche retailers to specialized housing developers, companies that rely on upbeat consumer sentiment were pleasantly surprised as the economy steadily improved, long-term interest rates remained flat and holiday sales proved stronger than originally anticipated. +

By the period's close, small cap stocks had outperformed large cap stocks for five straight years, prompting many market observers to renew an annual prediction of the demise of small cap stocks. However, while it's true the day may arrive when large cap stocks will once again lead the market, we believe any current statements are premature as we are still finding good stocks with healthy earnings profiles.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                         6 MONTH++++  1 YEAR     5 YEAR    10 YEAR
                         -----------  ------     ------    -------
Institutional              11.19%     -1.92%      1.32%      8.95%
------------------------------------------------------------------
Class A*                    5.46%     -7.04%      0.03%      8.12%
------------------------------------------------------------------
Class B**                   6.00%     -6.95%     -0.01%      7.86%
------------------------------------------------------------------
Class C**                   9.73%     -2.86%      0.31%      7.87%
------------------------------------------------------------------
Advisor                    10.89%     -2.42%      0.80%      8.40%
------------------------------------------------------------------
Russell 2000(R)
Growth Index 1             13.48%      3.71%     -4.28%      6.84%
------------------------------------------------------------------
Lipper Small-Cap Growth
Funds Average 1            12.58%      2.40%     -1.98%      9.68%
------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER, 29,2001, THE QUOTED PERFORMANCE OF THE SMALL CAP GROWTH FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT SMALL COMPANY GROWTH FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29,2001, THE QUOTED PERFORMANCE FOR CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT SMALL COMPANY GROWTH INVESTMENT SHARES, WITH AN INCEPTION DATE OF DECEMBER 4, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE. THE INCEPTION DATE FOR CLASS B, CLASS C AND ADVISOR SHARES IS OCTOBER 29,2001.THE QUOTED PERFORMANCE OF CLASS B, CLASS C AND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Trimble Navigation Ltd........................       1.47%
Engineered Support Systems, Inc...............       1.44%
Children's Place Retail Stores, Inc...........       1.38%
Parametric Technology Corp....................       1.33%
Jarden Corp...................................       1.25%
WCI Communities, Inc..........................       1.20%
CKE Restaurants, Inc..........................       1.19%
Steel Dynamics, Inc...........................       1.17%
F5 Networks, Inc..............................       1.15%
Urban Outfitters, Inc.........................       1.15%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MID CAP GROWTH FUND

For the six-month period ended January 31, 2005, the Fifth Third Mid Cap Growth Fund (Institutional Shares) gained 11.11%, under per-forming its benchmark, the Russell MidCap(R) Growth Index, which advanced 13.61%.

Mirroring the equity market's volatility, mid cap stocks bounced from a mid-August trough to late December peak before settling somewhat in January. Much of the rally occurred following Election Day as uncertainties regarding the vote were resolved. Market leaders following the President's re-election included defense- and healthcare-related names, which many anticipated would have fared poorly under a new administration.

Lower quality, higher risk stocks also outperformed in the year-end push, a development that hampered the Fund's performance due to our emphasis on better quality names. Elsewhere, holdings in the semiconductor group, burdened with uninspiring outlooks, pulled down our stake in the information technology sector. By the period's end, we had trimmed our exposure to semiconductor-related names while padding the Fund's stake in communications equipment manufacturers. +

The Fund's smaller-than-the-benchmark weighting in pure manufacturing interests diminished returns from the industrials sector as such companies benefited from sturdy economic growth rates at home and abroad. Recognizing that growth potential remains, we shifted our emphasis from the services group to classic industrial interests by the period's end. +

Merger and acquisition activity in the wireless telecommunications community boosted performance as consolidation efforts directly affected some of our holdings. The Fund's overweight position in the energy group added to returns as our decision to invest in service companies, which reported increased demand for drilling amid higher prices for oil, proved smart. +

Without exposure to the troubled large cap pharmaceutical group, the Fund's healthcare sector stake contributed positively, too. Smaller drug makers and health maintenance organization operators finished 2005 on a strong note as the election outcome reduced the likelihood of any broad healthcare reforms featuring a large single payer of benefits. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

MID CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE MID-SIZE COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE THAN LARGER COMPANIES. HISTORICALLY, MID-SIZE COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                    6 MONTH++++     1 YEAR     5 YEAR   10 YEAR
                    -----------   --------    -------  --------
Institutional          11.11%       3.82%      2.08%      9.06%
---------------------------------------------------------------
Class A*                5.38%      -1.67%      0.74%      8.29%
---------------------------------------------------------------
Class B**               5.50%      -2.22%      0.68%      7.90%
---------------------------------------------------------------
Class C**               9.47%       2.73%      1.02%      8.06%
---------------------------------------------------------------
Advisor                10.75%       3.24%      1.55%      8.59%
---------------------------------------------------------------
Russell
MidCap(R)
Growth Index 1         13.61%       8.80%     -3.88%     10.80%
---------------------------------------------------------------
Lipper Mid-Cap
Growth Funds
Average 1              12.65%       6.66%     -3.93%      9.60%
---------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE MID CAP GROWTH FUND ARE AUGUST 11, 1998, OCTOBER 11,2000, APRIL 24, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

D. R. Horton, Inc............................. 1.95%
Caremark Rx, Inc.............................. 1.94%
Fisher Scientific International, Inc.......... 1.82%
Chico's FAS, Inc.............................. 1.80%
Nextel Partners Inc.,......................... 1.66%
Covance, Inc.................................. 1.66%
T. Rowe Price Group, Inc...................... 1.65%
Fidelity National Financial, Inc.............. 1.64%
Polo Ralph Lauren............................. 1.62%
Cephalon, Inc................................. 1.59%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

QUALITY GROWTH FUND

For the six-month period ended January 31, 2005, the Fifth Third Quality Growth Fund (Institutional Shares) gained 3.29%, under-performing its benchmark, the Russell 1000(R) Growth Index, which gained 6.01%.

Investors increasingly gravitated toward a sense of stability during the period, preferring stocks with solid footing for near-term growth. While many of the Fund's holdings met such criteria, select segments lagged.

One such area appeared in the information technology (IT) sector, where the Fund was overweight, relative to the benchmark. This overweight within the IT sector contributed to the Fund's under-performance. Although many IT companies reported good earnings progress, especially within the semiconductor group, concerns about the sustainability of the growth rates in the face of increasing inventory levels at key customers loomed large. +

Uneven equity markets and low trading levels sparked similar worries about securities processors, which contributed to an underperformance by the Fund's financial services holdings. Despite the weakness, we opted to boost the Fund's exposure to the industry, building up stakes in institutions that could benefit from initial public offerings and mergers and acquisitions activities that both blossomed in the latter part of the period. +

We adopted a similarly selective approach to investing in the healthcare arena, where our underweight stake added to performance during the period. We continued to completely avoid the large pharmaceutical companies, which are mired in competitive and legal battles, but emphasized positions in managed care system operators, which have increased premiums faster than costs have risen, as well as promising biotechnology and medical device firms. +

The Fund's exposure to high-end retailers, which enjoyed a solid holiday season and lifted the consumer discretionary sector, was scaled back once valuations fully reflected future growth potential. Some of the proceeds were directed into the industrials sector, where healthier economies worldwide supported expectations for good growth prospects and where we also sensed a market shift toward an emphasis on capital expenditures.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                     6 MONTH++++     1 YEAR     5 YEAR   10 YEAR
                     -----------   --------    -------  --------
Institutional            3.29%      -7.42%     -6.16%      9.07%
----------------------------------------------------------------
Class A*                -2.05%     -12.30%     -7.36%      8.34%
----------------------------------------------------------------
Class B**               -2.28%     -12.94%     -7.44%      7.94%
----------------------------------------------------------------
Class C**                1.71%      -8.32%     -7.07%      8.17%
----------------------------------------------------------------
Advisor                  3.01%      -7.83%     -6.62%      8.63%
----------------------------------------------------------------
Russell
1000(R) Growth
Index 1                  6.01%       0.70%     -9.04%      8.99%
-----------------------------------------------------------------
S&P 500(R) Index 1       8.15%       6.22%     -1.77%     11.51%
-----------------------------------------------------------------
Lipper Large-Cap
Core Funds
Average 1                7.27%       3.71%     -3.03%      9.48%
-----------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE QUALITY GROWTH FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 25, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

Home Depot, Inc...............................       3.74%
Texas Instruments, Inc........................       3.35%
Goldman Sachs Group, Inc......................       3.34%
EMC Corp......................................       3.12%
Microsoft Corp................................       2.97%
International Game Technology.................       2.94%
Manpower, Inc.................................       2.88%
Teva Pharmaceutical Industries Ltd.,..........       2.61%
Broadcom Corp.,   ............................       2.57%
Northern Trust Corp...........................       2.54%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

LARGE CAP CORE FUND

For the six-month period ended January 31, 2005, the Fifth Third Large Cap Core Fund (Institutional Shares) gained 8.91%, outperforming its benchmarks, the S&P 500(R) Index and the Russell 1000(R) Index, which advanced 8.15% and 8.92%, respectively.

The Fund has been constructed around an investment strategy that relies on quantitative analysis, or a series of financial calculations. Focused on factors such as a company's valuation, earnings quality, profitability and use of capital, in addition to a mathematical assessment of the market's sentiment regarding a stock, our process highlights stocks that have a higher expected risk-adjusted return than the benchmark. In turn, we populate the Fund with the names that we believe feature the best prospects for positive returns while attempting to minimizing risk relative to the benchmark.

Following our quantitative process, the Fund's bias during the period tended toward low price-to-earnings2 (P/E) ratios, high price momentum, smaller-sized capitalizations and low price volatility. As the benchmark's leaders generally featured lower P/E ratios, modest growth rates and mid-sized capitalizations, our strategy and process paid off. +

At the period's close, the Fund held about 100 stocks. We intend to gradually increase the number of holdings to hopefully improve the risk-return profile of the Fund. Sector weightings stayed relatively true to the benchmark, as our risk-adjusted approach tends to dismiss sector preferences. +

From a sector standpoint, utilities toting low valuations and offering generous dividend yields paced the market. Energy stocks also performed well amid higher oil and natural gas prices and sustained global demand while the consumer discretionary group continued to profit from relatively low interest rates and a healthy economy.

The main laggard was the healthcare sector, where large drug makers struggling with high-profile safety issues and expanding competitive issues offset solid gains posted by health insurers. Other weak performers included the telecommunications group, which offered little to inspire investors, and the information technology sector, which sagged in anticipation of a sluggish 2005.

2 A VALUATION RATIO OF A COMPANY'S CURRENT SHARE PRICE TO ITS PER-SHARE
  EARNINGS (P/E). A HIGH P/E MEANS HIGH PROJECTED EARNINGS IN THE FUTURE.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                     6 MONTH++++    1 YEAR     5 YEAR   10 YEAR
                     -----------   --------    -------  --------
Institutional            8.91%       6.75%     -3.14%     9.06%
----------------------------------------------------------------
Class A*                 3.25%       1.18%     -4.37%     8.24%
----------------------------------------------------------------
Class B**                3.31%       0.73%     -4.46%     7.96%
----------------------------------------------------------------
Class C**                7.38%       5.71%     -4.11%     7.97%
----------------------------------------------------------------
Russell 1000(R)
Index 1                  8.92%       6.57%     -1.43%    11.59%
----------------------------------------------------------------
S&P 500(R) Index 1       8.15%       6.22%     -1.77%    11.51%
----------------------------------------------------------------
Lipper Large-Cap
Core Funds Average 1     7.27%       3.71%     -3.03%     9.48%
----------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29,2001, THE QUOTED PERFORMANCE OF THE LARGE CAP CORE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT GROWTH AND INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29,2001, THE QUOTED PERFORMANCE FOR THE CLASS A SHARES REFLECTS PERFORMANCE OF THE KENT GROWTH AND INCOME FUND INVESTMENT SHARES, WITH AN INCEPTION DATE OF DECEMBER 1, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE. THE INCEPTION DATE OF CLASS B AND CLASS C SHARES IS OCTOBER 29,2001.THE QUOTED PERFORMANCE OF CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Exxon Mobil Corp..............................       3.16%
Microsoft Corp................................       2.77%
Johnson & Johnson.............................       2.06%
Bank of America Corp..........................       2.00%
Pfizer, Inc...................................       1.91%
American International Group, Inc.............       1.90%
IBM Corp......................................       1.73%
Intel Corp....................................       1.61%
J.P. Morgan Chase & Co........................       1.56%
General Electric Corp.........................       1.51%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

EQUITY INDEX FUND

For the six-month period ended January 31,2005, the Fifth Third Equity Index Fund (Institutional Shares) returned 8.09%, compared to its benchmark, the S&P 500(R) Index, which advanced 8.15%.

As the Fund seeks to duplicate the returns of the S&P 500(R) Index, slight underperformance is expected, duE primarily to Fund management fees. During the period, we were able to make up some of the difference by modestly capitalizing on market inefficiencies that arose in connection with the Index's 10 membership changes.

Generally speaking, stocks with lower price-to-earnings 2 (P/E) ratios outperformed those with higher P/E ratios during the period, reflecting a preference for lower-valued companies. Other broad characteristics included stronger returns from stocks with lower price-to-book2 ratios, more modest earnings growth rates and capitalizations in the middle 60% of the Index. More speculative names especially suffered during the final month of the period after participating in the Index's strong run during the fourth quarter of 2004.

From a sector standpoint, utilities were the best performing group as investors were attracted to the low valuations and higher dividend yields in this long out-of-favor area. As oil prices spiked to all-time levels and global demand for oil and natural gas remained high, the energy sector generated the next best return, followed by the consumer discretionary group, which benefited from a sturdy U.S. economy and historically low interest rates.

Although every sector closed out the period with a gain, the healthcare group experienced the smallest gain. Buffeted by drug safety warnings, uninspiring new product pipelines and expanding generic challenges, large pharmaceutical stocks weighed heavily on the sector, outweighing the perceived positives from the Republican domination in Washington, DC. Telecommunications companies contending with weakening fundamentals added meager gains, as did the information technology sector, which generally posted brighter results but faded amid dimmer forecasts.

2 A valuation ratio of a company's current share price to its per-share earnings
  (P/E). A high P/E means high projected earnings in the future. The ratio of price-to-book (P/B) value gives an investor an idea about the relationship between the stock's price and the company's underlying value. Other things being equal, people who invest for value prefer companies with a low ratio of P/B value.

INVESTMENT RISK CONSIDERATIONS

THE FUND INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN COMMON STOCK OF COMPANIES THAT MAKE UP THE S&P 500(R) INDEX. THE ADVISOR ATTEMPTS TO TRACK THE PERFORMANCE OF THE S&P 500(R) INDEX TO ACHIEVE A CORRELATION OF 0.95 BETWEEN THE PERFORMANCE OF THE FUND AND THAT OF THE S&P 500(R) INDEX WITHOUT TAKING INTO ACCOUNT THE FUND'S EXPENSES.

IT IS IMPORTANT TO REMEMBER THAT THERE ARE RISKS ASSOCIATED WITH INDEX INVESTING, INCLUDING THE POTENTIAL RISK OF MARKET DECLINE, AS WELL AS THE RISKS ASSOCIATED WITH INVESTING IN SPECIFIC COMPANIES.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                     6 MONTH++++   1 YEAR     5 YEAR    10 YEAR
                     -----------   --------    -------  --------
Institutional            8.09%       6.04%     -2.07%     11.03%
----------------------------------------------------------------
Class A*                 2.54%       0.46%     -3.32%     10.17%
----------------------------------------------------------------
Class B**                2.49%      -0.08%     -3.44%      9.94%
----------------------------------------------------------------
Class C**                6.48%       4.95%     -3.05%      9.94%
----------------------------------------------------------------
Advisor                  7.81%       5.49%     -2.54%     10.51%
----------------------------------------------------------------
Select                   8.05%       5.96%     -2.15%     10.96%
----------------------------------------------------------------
Preferred                7.93%       5.81%     -2.23%     10.89%
----------------------------------------------------------------
Trust                    7.90%       5.72%     -2.32%     10.78%
----------------------------------------------------------------
S&P 500(R) Index 1       8.15%       6.22%     -1.77%     11.51%
----------------------------------------------------------------
Lipper S&P 500(R)
Index Objective
Funds Average 1          7.83%       5.59%     -2.32%    11.03%
-----------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29,2001, THE QUOTED PERFORMANCE OF THE EQUITY INDEX FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INDEX EQUITY FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INDEX EQUITY FUND INVESTMENT SHARES, WITH AN INCEPTION DATE OF NOVEMBER 25, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE. THE INCEPTION DATE FOR THE CLASS B, CLASS C AND ADVISOR SHARES IS OCTOBER 29,2001. PRIOR TO SUCH DATE, QUOTED PERFORMANCE OF CLASS B, CLASS C AND ADVISOR SHARES REFLECTS PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. THE INCEPTION DATE FOR THE SELECT, PREFERRED AND TRUST SHARES IS OCTOBER 20, 2003. PRIOR TO SUCH DATE, QUOTED PERFORMANCE OF THE SELECT, PREFERRED AND TRUST SHARES REFLECTS PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR SELECT, PREFERRED AND TRUST SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

General Electric Corp.........................       2.92%
Exxon Mobil Corp..............................       2.55%
Microsoft Corp................................       2.19%
Citigroup, Inc................................       1.95%
Wal-Mart Stores, Inc..........................       1.70%
Johnson & Johnson.............................       1.47%
Bank of America Corp..........................       1.43%
Pfizer, Inc...................................       1.39%
American International Group, Inc.............       1.32%
IBM Corp......................................       1.19%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

BALANCED FUND

For the six-month period ended January 31, 2005, the Fifth Third Balanced Fund (Institutional Shares) gained 6.39%, underperforming the S&P 500(R) Index return of 8.15% and outperforming the Lehman Brothers Aggregate BonD Index return of 3.81%.

Actively seeking sustainability in revenues and earnings, equity investors increasingly turned toward high quality, less cyclical stocks during the period. The more stable enterprises also generally offered more exposure to the global economy, where select markets outperformed the United States

Having anticipated such a shift in investor sentiment, we were pleased to see the market move toward our philosophy, although the transition proved challenging at times.

Negatively affecting performance was our stake in the financial sector, which was underweight, relative to the benchmark. More specifically, the Fund's regional bank stocks struggled amid concerns over rising interest rates. Elsewhere, the Fund's healthcare position sagged in response to significant sell offs in the pharmaceutical industry following a series of drug safety warnings, although gains in the medical device space helped offset some of the setback. +

Positive contributions came from the energy sector, as a resurgence among oilfield service providers and drillers made up for a modest cooling of oil prices, and from the industrials group, which benefited from economic growth overseas and lifted the Fund's significantly overweight position in the process. +

Within the fixed income portion of the Fund, a bias for higher quality bonds hampered returns as low quality credits rallied. The underperformance was offset, however, by the Fund's barbell structure. With the Federal Reserve in the midst of a tightening cycle, the combination of an underweight position in medium-term bonds and overweight positions in shorter and longer maturity issues proved beneficial. +

In addition, better-yielding high quality asset-backed securities tied to home equity loans and commercial mortgage backed securities issued by office space developers padded returns. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                     6 MONTH++++   1 YEAR     5 YEAR    10 YEAR
                     -----------   --------    -------  --------
Institutional            6.39%       4.20%     -0.26%      8.47%
----------------------------------------------------------------
Class A*                 0.87%      -1.29%     -1.55%      7.73%
----------------------------------------------------------------
Class B**                0.78%      -1.87%     -1.63%      7.34%
----------------------------------------------------------------
Class C**                4.79%       3.12%     -1.22%      7.53%
----------------------------------------------------------------
Advisor                  6.01%       3.63%     -0.85%      7.85%
----------------------------------------------------------------
S&P 500(R) Index 1       8.15%       6.22%     -1.77%     11.51%
----------------------------------------------------------------
Lehman Brothers
Aggregate Bond
Index 1                  3.81%       4.16%      7.92%      7.58%
----------------------------------------------------------------
Lipper Balanced
Target Maturity
Funds Average 1          2.70%       0.56%      3.70%      8.36%
----------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES ARE AUGUST 11,1998, OCTOBER 11,2000, APRIL 25, 1996 AND OCTOBER 29,2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

General Electric Corp.........................       3.51%
FNMA, 5.50%,6/1/33 TBA........................       3.28%
Microsoft Corp................................       2.68%
IBM Corp......................................       2.68%
Wells Fargo & Co..............................       2.68%
Bank of America Corp..........................       2.48%
United Technologies Corp......................       2.40%
McDonald's Corp...............................       2.25%
Abbott Laboratories...........................       2.16%
Johnson & Johnson.............................       2.11%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MICRO CAP VALUE FUND

For the six-month period ended January 31, 2005, the Fifth Third Micro Cap Value Fund (Institutional Shares) returned 12.82%, trailing its benchmark, the Russell 2000(R)Value Index, which gained 14.24%.

Historically, strong performance in the small cap arena has been paced by the market's smallest names. As that trend failed to materialize during the period, the tightly defined Fund lagged its broader benchmark. A combination of factors likely contributed to the development, including increased risk aversion among investors, a natural letdown after an extended period of out performance by micro caps and a shift in the individual-institutional trading mix as many institutions are prohibited from owning micro caps.

The oil-driven rise in energy stocks also weighed on the Fund's returns, relative to its benchmark. Aside from a few oil services companies, which did well, the energy sector has few micro cap stocks, making it difficult for the Fund to participate in energy sector rallies. +

One corner of the economy that enjoyed a resurgence was the trucking industry, where demand exceeded capacity, which led to better utilization of trucks and higher rates. Having invested in select names when the stocks appeared undervalued, we profited from the rally sparked by improving fundamentals. In addition, the gains validated our efforts to keep an eye out for areas generally immune to foreign competition. +

Several buyouts aided the Fund's returns as a wide-ranging merger and acquisition trend gained traction. With blockbuster deals creating an atmosphere of heightened activity, larger companies toting healthy balance sheets continued to seek out companies capable of providing a quick earnings boost. Burdened with the significant costs of complying with the Sarbanes-Oxley Act, many micro cap companies became potential candidates.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

MICRO CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE MICRO-CAP COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, MICRO-CAP STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                   INCEPTION                                      SINCE
                     DATE     6 MONTH++++    1 Year    5 YEAR   INCEPTION
                  -----------  -------      -------   -------   ---------
Institutional        2/1/98     12.82%       13.70%    19.53%      16.67%
-------------------------------------------------------------------------
Class A*             2/1/98      7.15%        7.76%    18.12%      15.69%
-------------------------------------------------------------------------
Class B**            2/1/98      7.68%        8.36%    18.44%      15.79%
-------------------------------------------------------------------------
Class C**            2/1/98     11.68%       13.36%    18.82%      16.08%
-------------------------------------------------------------------------
Advisor              2/1/98     12.72%       13.39%    19.11%      16.28%
-------------------------------------------------------------------------
Russell
2000(R) Value
Index 1                         14.24%       13.59%    16.93%      10.39%
-------------------------------------------------------------------------
Lipper Small-Cap
Value Funds
Average 1                       13.32%       14.07%    16.49%       9.84%
-------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO AUGUST 13,2001, THE QUOTED PERFORMANCE OF THE MICRO CAP VALUE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS AGGRESSIVE VALUE FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF FEBRUARY 1, 1998. THE INCEPTION DATE FOR CLASS A, CLASS B AND CLASS C SHARES IS AUGUST 13,2001. PRIOR TO SUCH DATE, THE QUOTED PERFORMANCE FOR CLASS A, CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS A, CLASS B AND CLASS C SHARES. FOR THE PERIOD PRIOR TO AUGUST 13,2001, THE QUOTED PERFORMANCE OF THE MICRO CAP VALUE FUND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS AGGRESSIVE VALUE FUND INVESTOR SHARES WITH AN INCEPTION DATE OF FEBRUARY 1, 1998. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Symmetricom, Inc..............................       2.52%
Material Sciences Corp........................       2.28%
Hologic, Inc..................................       2.00%
Comstock Resources, Inc.......................       1.87%
Stepan Co.....................................       1.72%
Bassett Furniture Industries, Inc.............       1.71%
Blair Corp....................................       1.70%
Dril-Quip, Inc................................       1.66%
Michael Baker Corp............................       1.53%
BKF Capital Group.............................       1.51%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SMALL CAP VALUE FUND

For the six-month period ended January 31, 2005, the Fifth Third Small Cap Value Fund (Institutional Shares) gained 8.26%, underperforming its benchmark, the Russell 2000(R) Value Index, which advanced 14.24%.

The malaise the equity market experienced during the first half of 2004 continued into the second half as concerns about rising interest rates and oil prices weighed on the major indices until mid-August. Fueled by steady corporate earnings growth and moderating long-term interest rates, a rally subsequently advanced prices higher through late December. Following the four-month push, many companies booked profits during January.

Underweight positions, relative to the benchmark, and stock selection in four sectors: materials, consumer discretionary, consumer staples, and healthcare, diminished returns for the Fund during the period. Although the Fund was underweight in the financial services group, a significant stake in the insurance industry experienced a large drop when the New York Attorney General announced an investigation into industry practices.+

Contributing to the Fund's gains were holdings in the energy sector, where an overweight position has been maintained for the long term. Having invested in a mix of oil and natural gas producers and oil service firms, we continue to believe that meaningful exposure to this area may prove beneficial to investors.+

Stocks in the industrial, information technology, telecommunications services and utility sectors also enhanced returns. In particular, positions within the telecommunications and utility groups significantly surpassed the relative performance of the benchmark.+

At the period's close, the Fund held overweight stakes in the consumer staples, energy, healthcare, materials and telecommunications sectors and underweight positions in the financial and industrial sectors. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                   INCEPTION                             SINCE
                     DATE      6 MONTH++++   1 Year    INCEPTION
                  -----------  -------      -------   ------------
Institutional         4/1/03     8.26%        7.35%     25.61%
------------------------------------------------------------------
Class A*              4/1/03     2.68%        1.66%     21.79%
------------------------------------------------------------------
Class B**             4/1/03     2.73%        1.40%     22.57%
------------------------------------------------------------------
Class C**             4/1/03     6.71%        6.31%     24.30%
------------------------------------------------------------------
Advisor               4/1/03     8.00%        6.82%     24.99%
------------------------------------------------------------------
Russell
2000(R) Value Index 1           14.24%       13.59%     38.13%
------------------------------------------------------------------
Lipper Small-Cap
Core Funds Average 1            13.54%       10.74%     34.83%
------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
+     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Tidewater, Inc................................       3.86%
Allegheny Energy, Inc.........................       3.10%
Polyone Corp..................................       2.91%
Humana, Inc...................................       2.86%
Accredo Health, Inc...........................       2.82%
Endurance Specialty Holdings, Ltd.............       2.63%
Headwaters, Inc...............................       2.59%
Performance Food Group Co.....................       2.43%
Service Corp. International   ................       2.30%
Hilb, Rogal & Hamilton Co.....................       2.23%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MULTI CAP VALUE FUND

For the six-month period ended January 31, 2005, the Fifth Third Multi Cap Value Fund (Institutional Shares) advanced 12.28%, outperforming its benchmarks, the Russell 3000(R) Value Index and the Russell MidCap(R) Index, which returned 1 1.88%. and 15.88%, respectively.

During the period, the Fund's allocation tipped toward the larger end of the capitalization spectrum-stocks carrying market caps of more than $5 billion. In a market where undervalued stocks of any size proved scarce, the deeper pool of large cap stocks yielded more candidates to meet our disciplined investment criteria. +

Broadly speaking, market sentiment started to sour on value stocks, due in part to the style's lengthy out performance and resulting expansion of valuations beyond historically attractive levels. In turn, growth names started to gain favor, although investors refrained from a wholesale shift into pure momentum plays, choosing instead a path of gradually shifting preferences.

An underlying theme that generated solid returns was our focus on companies that contend with minimal overseas competition. As foreign economies, especially within Asia, enjoyed robust growth and the value of the U.S. dollar slipped, select large cap names within the hotel, leisure and restaurant industries experienced strong growth.

Large pharmaceutical stocks weighed on performance as drug safety and generic competition concerns undercut growth prospects. Although most of our holdings were purchased following significant falls, subsequent dips on further bad news reminded us that difficulties remain. +

To mitigate the Fund's risk profile, we continued to maintain a well-diversified collection of stocks. One area we shied from, however, was the financial services sector, where valuations appeared rich and prospects seemed uncertain, given the Federal Reserve's commitment to further interest rate increases.+

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

SMALL- AND MID-CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE THAN LARGER COMPANIES. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                      6 MONTH++++  1 YEAR     5 YEAR    10 YEAR
                      -----------  ------     -------   --------
Institutional            12.28%     8.27%      12.55%     12.62%
----------------------------------------------------------------
Class A*                  6.52%     2.60%      11.05%     11.86%
----------------------------------------------------------------
Class B**                 6.71%     2.17%      11.42%     12.17%
----------------------------------------------------------------
Class C**                10.67%     7.18%      11.66%     12.16%
----------------------------------------------------------------
Advisor                  11.94%     7.69%      12.02%     12.34%
----------------------------------------------------------------
Russell 3000(R)Value
Index 1                  11.88%    12.53%       6.37%     13.31%
----------------------------------------------------------------
Russell MidCap(R)Value
Index 1                  15.88%    17.72%      14.35%     15.13%
----------------------------------------------------------------
Lipper Multi-Cap
Value Funds Average 1    10.35%     9.88%       6.09%     11.53%
----------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO AUGUST 13,2001, THE QUOTED PERFORMANCE OF THE MULTI CAP VALUE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF APRIL 1, 1999. PRIOR TO APRIL 1, 1999, THE QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INVESTOR SHARES WITH AN INCEPTION DATE OF SEPTEMBER 30, 1989.THE INCEPTION DATE FOR THE CLASS A, CLASS B AND CLASS C SHARES IS AUGUST 13, 2001. PRIOR TO SUCH DATE, THE QUOTED PERFORMANCE FOR CLASS A SHARES REFLECTS PERFORMANCE OF THE ADVISOR SHARES AND IS ADJUSTED FOR MAXIMUM SALES CHARGES. THE QUOTED PERFORMANCE OF CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE MULTI CAP VALUE FUND ADVISOR SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. PRIOR TO AUGUST 13,2001, THE QUOTED PERFORMANCE OF THE MULTI CAP VALUE FUND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INVESTOR SHARES WITH AN INCEPTION DATE OF SEPTEMBER 30, 1989. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Transocean, Inc...............................       2.00%
Borg Warner, Inc..............................       1.47%
Humana, Inc...................................       1.44%
CIGNA Corp....................................       1.37%
ConocoPhillips................................       1.27%
Honeywell International, Inc..................       1.23%
Schlumberger Ltd..............................       1.09%
SUPERVALU, Inc................................       1.08%
ConAgra, Inc..................................       1.08%
Marathon Oil Corp.............................       1.06%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

DISCIPLINED LARGE CAP VALUE FUND

For the six-month period ended January 31, 2005, the Fifth Third Disciplined Large Cap Value Fund (Institutional Shares) advanced 7.60%, underperforming its benchmark, the Russell 1000(R)Value Index, which returned 11.67%.

For most of 2004, the major stock indexes generated lackluster returns amid domestic and global uncertainty. But once the U.S. Presidential election was decided-and without terrorist attacks -the markets rallied broadly, reinforced by the belief that the federal government would remain investor friendly. A renewed attraction to smaller, riskier stocks generally detracted from large cap value equities, although positive earnings revisions lifted some of the Fund's holdings.

Weighing on overall performance was an overweight position, relative to the benchmark, in the healthcare sector. More specifically, the Fund's investment in large cap pharmaceuticals, which were pressured by drug safety warnings and concerns over generic competition, struggled to overcome negative sentiment. +

An underweight stake in the utilities group, which paced the benchmark behind the out performance of a handful of more speculative companies, also hurt the Fund's relative performance. Strong returns from tobacco companies similarly undermined our commitment to higher quality names. +

Conversely, the Fund's overweight stake in the energy sector proved advantageous as uneasiness over supply lines-especially from the Middle East-combined with sustained elevated demand to keep crude oil prices high.
Larger-than-the-benchmark positions in the materials and consumer staples groups helped returns as well. +

An underweight position in the telecommunications sector also contributed positively on a relative basis as increased competition, looming capital expenditures and cost pressures caused telecommunications shares to weaken. +

As the potential of moderating economic growth and slowing earnings growth hangs over the market, as well as historically high oil prices and climbing short-term interest rates, our focus remains on higher quality, lower risk stocks possessing a higher likelihood of greater earnings stability and positive earnings revisions.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                      6 MONTH++++   1 YEAR     5 YEAR    10 YEAR
                      -----------  ------     ------    --------
Institutional           7.60%       9.51%      6.18%      11.56%
----------------------------------------------------------------
Class A*                2.05%       3.82%      4.81%      10.79%
----------------------------------------------------------------
Class B**               2.04%       3.44%      5.03%      10.52%
----------------------------------------------------------------
Class C**               6.09%       8.52%      5.13%      10.55%
----------------------------------------------------------------
Russell
1000(R) Value Index 1  11.67%      12.45%      5.59%      13.28%
----------------------------------------------------------------
Lipper Equity
Income Funds Average 1  9.59%       9.39%      4.48%      10.52%
----------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE QUOTED PERFORMANCE OF THE DISCIPLINED LARGE CAP VALUE FUND INCLUDES PERFORMANCE OF CERTAIN COLLECTIVELY MANAGED ACCOUNTS ADVISED BY FIFTH THIRD BANK, PRIOR TO THE DISCIPLINED LARGE CAP VALUE FUND'S COMMENCEMENT OF OPERATIONS ON JANUARY 2 7, 1997, AS ADJUSTED TO REFLECT THE EXPENSES ASSOCIATED WITH THE FUND (WITHOUT WAIVERS OR REIMBURSEMENTS).THESE COLLECTIVELY MANAGED ACCOUNTS WERE NOT REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION AND, THEREFORE, WERE NOT SUBJECT TO THE INVESTMENT RESTRICTIONS IMPOSED BY LAW ON REGISTERED MUTUAL FUNDS. IF SUCH ACCOUNTS HAD BEEN REGISTERED, THE PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED. THE PERFORMANCE SHOWN REFLECTS THE DEDUCTION OF FEES FOR VALUE-ADDED SERVICES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE PERFORMANCE ALSO REFLECTS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL-GAINS DISTRIBUTIONS. THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B AND CLASS C SHARES OF THE DISCIPLINED LARGE CAP VALUE FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000 AND JANUARY 27, 1997, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS PERFORMANCE OF CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES OF CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

General Dynamics Corp.........................       3.21%
CVS Corp......................................       2.95%
Honeywell International, Inc..................       2.93%
J.R Morgan Chase & Co.........................       2.85%
Dow Chemical Co...............................       2.81%
Royal Dutch Petroleum Co......................       2.74%
MetLife, Inc..................................       2.72%
ConocoPhillips................................       2.65%
Merrill Lynch & Co., Inc......................       2.61%
Gannett, Inc..................................       2.55%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM

For the six-month period ended January 31, 2005, the Fifth Third LifeModel Aggressive Growth FundSM (Institutional Shares) returned 7.91%, while its benchmarks, the Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index advanced 9.67% and 2.49%, respectively.

The period featured a strong run for stocks that began after the November elections as investors cheered the finality of the outcome and had to worry about one less item on their list of uncertainties. Other catalysts included strength in corporate profit levels, continued low bond yields and above average economic growth.

Against this backdrop, we maintained a bias toward equities, which contributed to the Fund's gains. +

We also maintained an equal stance between growth and value stock styles, a position that detracted from returns as value stocks, boosted by a greater exposure to the robust energy sector, outperformed growth stocks by nearly 6%. +

By the period's close, however, the margin of difference between the two styles had started to shrink. In turn, we started shifting our emphasis toward growth stocks, where we believe the potential for future returns is higher, even if there's a slowdown in economic activity and bond yields modestly increase. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                    INCEPTION                              SINCE
                      DATE      6 MONTH++++   1 YEAR     INCEPTION
                    ---------   --------      ------     ---------
Institutional          8/1/02      7.91%       3.40%       13.97%
-------------------------------------------------------------------
Class A*               8/1/02      2.38%      -2.05%       11.33%
-------------------------------------------------------------------
Class B**              8/1/02      2.43%      -2.57%       11.80%
-------------------------------------------------------------------
Class C**              8/1/02      6.41%       2.34%       12.82%
-------------------------------------------------------------------
Wilshire 5000
Index 1                            9.67%       7.24%       14.67%
-------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Bond Index 1                       2.49%       2.57%        5.06%
-------------------------------------------------------------------
Blended Index 1                    8.95%       6.80%       13.79%
-------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                  [BAR GRAPH]

Fifth Third Disciplined Large Cap Value Fund   25.10%

      Fifth Third Institutional Money Market    3.09%

          Fifth Third Intermediate Bond Fund    2.92%

            Fifth Third International Equity    8.89%

             Fifth Third Mid Cap Growth Fund   10.90%

            Fifth Third Multi Cap Value Fund   10.93%

             Fifth Third Quality Growth Fund   24.55%

           Fifth Third Small Cap Growth Fund    6.77%

            Fifth Third Small Cap Value Fund    6.85%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM

For the six-month period ended January 31, 2005, the Fifth Third LifeModel Moderately Aggressive Fund SM (Institutional Shares) returned 6.75%, while its primary benchmarks, the Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index advanced 9.67% and 2.49%, respectively.

The period featured a strong run for stocks that began after the November elections as investors cheered the finality of the outcome and had to worry about one less item on their list of uncertainties. Other catalysts included strength in corporate profit levels, continued low bond yields and above average economic growth.

Against this backdrop, we maintained a bias toward equities, which contributed to the Fund's gains. +

We also maintained an equal stance between growth and value stock styles, a position that detracted from returns as value stocks, boosted by a greater exposure to the robust energy sector, outperformed growth stocks by nearly 6%. +

By the period's close, however, the margin of difference between the two styles had started to shrink. In turn, we started shifting our emphasis toward growth stocks, where we believe the potential for future returns is higher, even if there's a slowdown in economic activity and bond yields modestly increase. In the bond portfolio, we maintained a defensive posture by tilting toward shorter-term bonds. This is a stance that we have had for some time, as we remain concerned that longer-term bond yields are still too low, given above average economic growth and an active Federal Reserve. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                    INCEPTION                              SINCE
                      DATE      6 MONTH++++   1 YEAR    INCEPTION
                    ---------   --------      ------     ---------
Institutional        8/1/02       6.75%       3.13%         13.68%
------------------------------------------------------------------
Class A*             8/1/02       1.20%      -2.30%         11.08%
------------------------------------------------------------------
Class B**            8/1/02       1.19%      -2.88%         11.56%
------------------------------------------------------------------
Class C**            8/1/02       5.19%       2.14%         12.57%
------------------------------------------------------------------
Wilshire 5000
Index 1                           9.67%       7.24%         14.67%
------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Bond Index 1                      2.49%       2.57%          5.06%
------------------------------------------------------------------
Blended Index 1                   7.52%       5.91%         11.97%
------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                       Fifth Third Bond Fund    2.98%

Fifth Third Disciplined Large Cap Value Fund   20.35%

 Fifth Third Institutional Money Market Fund    2.42%

          Fifth Third Intermediate Bond Fund    8.90%

            Fifth Third International Equity    6.96%

             Fifth Third Mid Cap Growth Fund    8.82%

            Fifth Third Multi Cap Value Fund    8.84%

             Fifth Third Quality Growth Fund   20.01%

            Fifth Third Short Term Bond Fund   10.87%

           Fifth Third Small Cap Growth Fund    4.90%

            Fifth Third Small Cap Value Fund    4.95%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL MODERATE FUND SM

For the six-month period ended January 31, 2005, the Fifth Third LifeModel Moderate FundSM (Institutional Shares) returned 5.37%, while its primary benchmarks, the Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index advanced 9.67% and 2.49%, respectively.

The period featured a strong run for stocks that began after the November elections as investors cheered the finality of the outcome and had to worry about one less item on their list of uncertainties Other catalysts included strength in corporate profit levels, continued low bond yields and above average economic growth. While equity investors enjoyed returns in the high single-digit to low double-digit range (depending on the index), bond investors generally booked gains in the low single-digits.

During this period, we maintained a bias toward stocks, a position that contributed positively to performance. Detracting from the gain, however, was an equal weighting between growth and value stocks as value outperformed growth by nearly 6%, due in part to the strong rise in the price of oil. +

In the bond portion of the portfolio, we maintained a defensive posture by tilting toward shorter-term bonds. This is a stance that we have had for some time, as we remain concerned that longer-term bond yields are still too low, given above average economic growth and an active Federal Reserve. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                    INCEPTION                              SINCE
                      DATE      6 MONTH++++   1 YEAR     INCEPTION
                    ---------   -------       ------     ---------
Institutional        8/1/02      5.37%         3.05%       10.00%
-------------------------------------------------------------------
Class A*             8/1/02     -0.10%        -2.44%        7.47%
-------------------------------------------------------------------
Class B**            8/1/02     -0.20%        -3.01%        7.85%
-------------------------------------------------------------------
Class C**            8/1/02      3.78%         1.97%        8.92%
-------------------------------------------------------------------
Wilshire 5000
Index 1                          9.67%         7.24%       14.67%
-------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Bond Index 1                     2.49%         2.57%        5.06%
-------------------------------------------------------------------
Blended Index 1                  6.08%         4.98%       10.08%
-------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                       Fifth Third Bond Fund    6.04%

Fifth Third Disciplined Large Cap Value Fund   14.96%

 Fifth Third Institutional Money Market Fund    1.70%

          Fifth Third Intermediate Bond Fund   15.98%

            Fifth Third International Equity    4.94%

             Fifth Third Mid Cap Growth Fund    6.95%

            Fifth Third Multi Cap Value Fund    7.01%

             Fifth Third Quality Growth Fund   14.52%

            Fifth Third Short Term Bond Fund   19.95%

           Fifth Third Small Cap Growth Fund    3.96%

            Fifth Third Small Cap Value Fund    3.99%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM

For the six-month period ended January 31, 2005, the Fifth Third LifeModel Moderately Conservative Fund SM (Institutional Shares) returned 4.79%, while its benchmarks, the Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index advanced 9.67% and 2.49%, respectively.

The period featured a strong run for stocks that began after the November elections as investors cheered the finality of the outcome and had to worry about one less item on their list of uncertainties. Other catalysts included strength in corporate profit levels, continued low bond yields and above average economic growth. While equity investors enjoyed returns in the high single-digit to low double-digit range (depending on the index), bond investors generally booked gains in the low single-digits.

Against this backdrop, we stayed toward the upper end of the 30-50% range allowable for stocks in the Fund, a position that contributed positively to performance. Detracting from the gain, however, was an equal weighting between growth and value stocks as value outperformed growth by nearly 6%, due in part to a significant rise in the price of oil. +

In the bond portion of the portfolio, we maintained a defensive posture by tilting toward shorter-term bonds. This is a stance that we have had for some time, as we remain concerned that longer-term bond yields are still too low, given above average economic growth and an active Federal Reserve. Offering a similar perspective was Federal Reserve Chairman Alan Greenspan, whose Congressional testimony near the end of the period reinforced our decision to keep the bond portion of the Fund conservatively positioned. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                  INCEPTION                              SINCE
                    DATE     6 MONTH++++   1 YEAR     INCEPTION
                  ---------  ---------     ------     ---------
Institutional       8/1/02     4.79%        2.61%       8.06%
-----------------------------------------------------------------
Class A*            8/1/02    -0.62%       -2.83%       5.56%
-----------------------------------------------------------------
Class B**           8/1/02    -0.80%       -3.44%       5.88%
-----------------------------------------------------------------
Class C**           8/1/02     3.28%        1.54%       6.98%
-----------------------------------------------------------------
Wilshire 5000
Index 1                        9.67%        7.24%      14.67%
-----------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Bond Index 1                   2.49%        2.57%       5.06%
-----------------------------------------------------------------
Blended Index 1                5.36%        4.51%        9.11%
-----------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                       Fifth Third Bond Fund    7.62%

Fifth Third Disciplined Large Cap Value Fund   11.87%

 Fifth Third Institutional Money Market Fund    2.49%

          Fifth Third Intermediate Bond Fund   20.71%

            Fifth Third International Equity    5.01%

             Fifth Third Mid Cap Growth Fund    6.04%

            Fifth Third Multi Cap Value Fund    6.05%

             Fifth Third Quality Growth Fund   11.62%

            Fifth Third Short Term Bond Fund   22.66%

           Fifth Third Small Cap Growth Fund    2.95%

            Fifth Third Small Cap Value Fund    2.98%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM

For the six-month period ended January 31, 2005, the Fifth Third LifeModel Conservative Fund SM (Institutional Shares) returned 3.53%, while its benchmarks, the Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index advanced 9.67% and 2.49%, respectively.

The period featured a strong run for stocks that began after the November elections as investors cheered the finality of the outcome and had to worry about one less item on their list of uncertainties. Other catalysts included strength in corporate profit levels, continued low bond yields and above average economic growth. While equity investors enjoyed returns in the high single-digit to low double-digit range (depending on the index), bond investors generally booked gains in the low single-digits.

Against this backdrop, we stayed toward the upper end of the 10-30% range allowable for stocks in the Fund, a position that contributed positively to performance. Detracting from the gain, however, was an equal weighting between growth and value stocks as value outperformed growth by nearly 6%, due in part to a significant rise in the price of oil. +

In the bond portion of the portfolio, we maintained a bias away from longer-term bonds. This is a stance that we have had for some time, as we remain concerned that yields on such securities are still too low, given above average economic growth and an active Federal Reserve. Offering a similar perspective was Federal Reserve Chairman Alan Greenspan, whose Congressional testimony near the end of the period reinforced our decision to limit our exposure to the longer end of the bond market. +

INEVSTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                  INCEPTION                            SINCE
                    DATE     6 MONTH++++   1 YEAR    INCEPTION
                  ---------  ---------    ------     ---------
Institutional       8/1/02     3.53%       2.12%        6.63%
-----------------------------------------------------------------
Class A*            8/1/02    -1.76%      -3.16%        4.17%
-----------------------------------------------------------------
Class B**           8/1/02    -1.98%      -3.88%        4.46%
-----------------------------------------------------------------
Class C**           8/1/02     2.01%       1.05%        5.58%
-----------------------------------------------------------------
Wilshire 5000 Index 1          9.67%       7.24%       14.67%
-----------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit Bond
Index 1                        2.49%       2.57%        5.06%
-----------------------------------------------------------------
Blended Index 1                3.92%       3.55%        7.11%
-----------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                       Fifth Third Bond Fund   11.04%

Fifth Third Disciplined Large Cap Value Fund    7.03%

 Fifth Third Institutional Money Market Fund    0.16%

          Fifth Third Intermediate Bond Fund   28.79%

            Fifth Third International Equity    2.00%

             Fifth Third Mid Cap Growth Fund    2.54%

            Fifth Third Multi Cap Value Fund    2.53%

             Fifth Third Quality Growth Fund    7.08%

            Fifth Third Short Term Bond Fund   32.75%

           Fifth Third Small Cap Growth Fund    3.03%

            Fifth Third Small Cap Value Fund    3.05%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

STRATEGIC INCOME FUND

For the six-month period ended January 31, 2005, the Fifth Third Strategic Income Fund (Institutional Shares) advanced 5.69%, outpacing its benchmark, the Lehman Brothers Intermediate Credit Bond Index, which returned 3.41%.

As we strive to provide investors with an optimal and stable stream of income while attempting to mitigate the effect of interest rate movements, the Fund holds a wide assortment of yield-producing assets. During this six-month period, many of our positions enjoyed solid returns due to the surprising activity in the U.S.Treasury market, where the yield on short-term bonds climbed but long-term rates stagnated. As many had anticipated rates all along the spectrum would advance, the actual flattening of the yield curve instigated a scramble for higher-yielding investments elsewhere.

Beneficiaries included preferred stocks and real estate investment trusts (REITs).The strong returns from preferred stocks, which trade like common stocks but traditionally offer generous dividends in exchange for limited price appreciation, were enhanced by tight supplies, which forced investors to bid up prices of existing issues.

REITs enjoyed a stellar year, buoyed by increased investor awareness. Offering diversification across a number of properties and healthy dividends, REITs emerged as a popular option to capitalize on the robust real estate market.

Adding to gains was an assortment of common stocks with increasing dividend payouts, as well as a collection of corporate bond holdings that enjoyed significant price appreciation in the wake of the lackluster performance by U.S.Treasury issues +.

In order to lessen the impact from a possible move higher in U.S. interest rates, we scaled back exposure to REITs and preferred stock. We directed some of the proceeds into mortgage-backed securities tied to adjustable-rate mortgages, floating rate bonds and intermediate maturity corporate bonds. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME securities. The net asset VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                    6 MONTH++++  1 YEAR     5 YEAR     10 YEAR
                    ---------   --------    ------     --------
Institutional          5.69%     4.99%      10.17%       8.48%
---------------------------------------------------------------
Class A*               0.25%    -0.43%       8.58%       7.70%
---------------------------------------------------------------
Class B**              0.18%    -0.91%       8.83%       7.70%
---------------------------------------------------------------
Class C**              4.12%     3.97%       9.02%       7.65%
---------------------------------------------------------------
Advisor                5.44%     4.56%       9.65%       8.23%
---------------------------------------------------------------
Lehman Brothers
Intermediate
Credit Bond Index 1    3.41%     3.55%       8.20%       7.74%
---------------------------------------------------------------
Lipper Flexible
Income Funds Average 1 2.56%     0.91%       4.07%       3.81%
---------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 22,2001, the QUOTED PERFORMANCE FOR THE FIFTH THIRD STRATEGIC INCOME FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/ MAXUS INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF SEPTEMBER 1, 1998. PRIOR TO SEPTEMBER 1, 1998 THE QUOTED PERFORMANCE REFLECTS THE PERFORMANCE FOR THE FIFTH THIRD/MAXUS INCOME FUND INVESTOR SHARES. CLASS A, CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON APRIL 1, 2004,APRIL 1,2004 AND OCTOBER 29,2001, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS A, CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATES REPRESENT THE PERFORMANCE FOR ADVISOR SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR THE RESPECTIVE SHARE CLASS. PRIOR TO OCTOBER 22, 2001, the QUOTED PERFORMANCE FOR ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS INCOME FUND INVESTOR SHARES WITH AN INCEPTION DATE OF MARCH 10, 1985. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                 Corporate Bonds Equivalents   44.20%

                             Corporate Bonds   23.31%

               Real Estate Investment Trusts    8.52%

                        Investment Companies    8.22%

                               Common Stocks    5.68%

                            Preferred Stocks    3.35%

                    U.S. Government Agencies    2.38%

                       Repurchase Agreements    1.97%

                         U.S. Treasury Notes    1.19%

                               Foreign Bonds    1.18%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SELECT STOCK FUND

For the six-month period ended January 31, 2005, the Fifth Third Select Stock Fund (Institutional Shares) gained 5.60%, trailing its benchmarks, the Russell 1000(R) Index and the Russell 1000 Growth Index, which advanced 8.92% and 6.01%, respectively.

Holding only between 20-30 stocks, the Fund's performance will be much more susceptible to market swings of individual companies. Regardless of the resulting ups and downs, we maintain an emphasis on strong enterprises with sturdy fundamentals and a high likelihood of significant growth over the long term. +

Keeping a longer perspective sometimes means enduring rough patches for individual stocks. For example, plastic and metal component and fastener manufacturer Illinois Tool Works, which had been a strong performer, struggled in the wake of market concerns over the potential impact of higher interest rates on two of its end markets: construction and autos. +

Elsewhere, inventory issues at leading customers weighed on analog circuit maker Maxim Integrated Products and communications gear developer Cisco Systems. As both companies possess diversified portfolios of products serving a broad range of industries, we'll keep watching to see how sales trends evolve. +

Broader themes also manifested themselves in positive ways. For example, as the federal government increased its defense spending and urged further investment in homeland security measures, L-3 Communications Holdings surged. Responsible for the electronic brains behind complex systems in fighter jets, airport screening technology and radar systems, L-3 has certainly been in the right place at the right time. +

Additionally, international economic strength rooted in China's robust growth rate fueled rising prices for raw materials such as copper, which propelled Phelps Dodge, the world's second largest producer of the metal. Domestically, a resurgent merger and acquisition market buoyed a rise in investment banker Goldman Sachs Group and the convergence of favorable product cycles in several areas of consumer electronics bolstered specialty retailer Best Buy. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BECAUSE THE FUND MAY INVEST IN A SINGLE INDUSTRY, ITS SHARES DO NOT REPRESENT A COMPLETE INVESTMENT PROGRAM. AS A NON-DIVERSIFIED FUND, THE VALUE OF THE SHARES MAY FLUCTUATE MORE THAN SHARES INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF 31, 2005
--------------------------------------------------------------------------------

                    6 MONTH++++    1 YEAR    5 YEAR     10 YEAR
                    ---------     --------   -------    --------
Institutional          5.60%       -3.63%    -10.86%       5.82%
----------------------------------------------------------------
Class A*               0.15%       -8.70%    -11.99%       5.11%
----------------------------------------------------------------
Class B**              0.02%       -9.38%    -11.93%       4.83%
----------------------------------------------------------------
Class C**              4.05%       -4.59%    -11.74%       4.83%
----------------------------------------------------------------
Russell 1000(R)
Index1                 8.92%        6.57%     -1.43%      11.59%
----------------------------------------------------------------
Russell                6.01%        0.70%     -9.04%       8.99%
1000(R) Growth
Index1
----------------------------------------------------------------
Lipper Large-Cap
Core Funds Average 1   7.27%        3.71%     -3.03      9.48%
----------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO MARCH 6, 1998 THE QUOTED PERFORMANCE OF THE SELECT STOCK FUND REFLECTS THE PERFORMANCE OF THE CLASS A SHARES OF THE PINNACLE FUND. THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B AND CLASS C SHARES OF THE FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000 AND MARCH 9, 1998, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

EMC Corp......................................       7.00%
Manpower, Inc.................................       6.12%
Best Buy Co., Inc.............................       6.09%
Goldman Sachs Group, Inc......................       5.43%
L-3 Communications Holdings, Inc..............       5.39%
Teva Pharmaceutical Industries................       5.06%
Varian Medical Systems, Inc...................       4.75%
Nordstrom, Inc................................       4.55%
AK Steel Holding Corp.........................       4.11%
J.R Morgan Chase & Co.........................       3.99%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

TECHNOLOGY FUND

For the six-month period ended January 31,2005, the Fifth Third Technology Fund (Institutional Shares) advanced 8.75%, lagging its benchmark, the Merrill Lynch 100 Technology Index, which returned 10.46%.

A number of cross-currents buffeted investors during the period, including continued instability in Iraq, higher energy prices, uncertainties surrounding the U.S. elections and the Federal Reserve's rate-hike campaign. On the corporate front, a buildup of inventories prompted questions about the health of the U.S. economy.

Information technology (IT) companies generally posted better than expected results during the period and enjoyed improving fundamentals. The sector's stocks largely suffered, however, as the various unknowns at the macro level prompted most companies to adopt neutral stances with regard to future growth prospects.

One area that struggled with such conditions was semiconductors, where the Fund's overweight stake, relative to the benchmark, hurt performance. Solid earnings failed to register with investors who focused on muted guidance and the group's inventory challenges. Also hampering performance was our underweight position in the technology services industry, which rallied amid views that its consulting and outsourced data processing outfits are essentially defensive in nature. +

Companies touting bold growth rates and high price-to-earnings ratios2 tended to attract the market's affections during the period, yet the slightest sign of weakness quickly sparked sell offs. Maintaining an emphasis on long-term prospects and measured valuations, we avoided stocks carrying high multiples and unsustainable growth rates. +

Contributing positively was a greater-than-the-benchmark collection of storage companies. Fundamental demand for increased storage capacity is seemingly constant and accounted for the lion's share of corporate IT budgets as a result.

We also benefited from an underweight stake in the electronic manufacturing services (EMS) group. Outsourcers to the computer and electronics industries, many EMS companies were negatively affected by excess capacity, lack of pricing power and the broad inventory buildup trend. +

2 A VALUATION RATIO OF A COMPANY'S CURRENT SHARE PRICE TO ITS PER-SHARE EARNINGS
  (P/E). A HIGH P/E MEANS HIGH PROJECTED EARNINGS IN THE FUTURE.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND'S VALUE AND ITS RETURNS MAY BE CONSIDERABLY MORE VOLATILE AND POSE GREATER RISKS DUE TO THE NATURE OF THE TECHNOLOGY SECTOR (SHORT PRODUCT CYCLES, PRICE COMPETITION, OBSOLESCENCE OF EXISTING TECHNOLOGY) THAN THE VALUES AND RETURNS OF OTHER MUTUAL FUNDS INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES. THE FUND COULD FLUCTUATE IN PRICE MORE THAN MOST FUNDS, DUE TO THE VOLATILE NATURE OF THE TECHNOLOGY SECTOR.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF 31, 2005
--------------------------------------------------------------------------------

                  INCEPTION                            SINCE
                    DATE     6 MONTH++++  1 YEAR     INCEPTION
                  ---------  ---------    ------     ---------
Institutional       6/5/00      8.75%     -22.75%      -15.19%
--------------------------------------------------------------
Class A*            6/5/00      3.06%     -26.81%      -16.33%
--------------------------------------------------------------
Class B**           6/5/00      3.11%     -27.30%      -16.35%
--------------------------------------------------------------
Class C**           6/5/00      7.00%     -23.54%      -16.05%
--------------------------------------------------------------
Advisor             6/5/00      8.29%     -23.19%      -15.63%
--------------------------------------------------------------
Merrill Lynch
100 Technology
Index 1                        10.46%      -6.45%      -16.11%
--------------------------------------------------------------
Lipper Science and
Technology Funds
Average 1                       8.71%      -7.60%      -19.73%
--------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATE FOR THE INSTITUTIONAL, CLASS A AND CLASS C SHARES OF THE TECHNOLOGY FUND IS JUNE 5, 2000.THE INCEPTION DATE FOR CLASS B AND ADVISOR SHARES IS OCTOBER 11, 2000 AND OCTOBER 29, 2001, RESPECTIVELY. THE QUOTED PERFORMANCE PRIOR TO THE INCEPTION OF CLASS B AND ADVISOR SHARES IS BASED ON THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Monster Worldwide, Inc........................       3.28%
Broadcom Corp.................................       2.57%
EMC Corp......................................       2.43%
Avaya, Inc....................................       2.42%
Mercury Interactive Corp......................       2.38%
Juniper Networks, Inc.........................       2.33%
Jabil Circuit, Inc............................       2.28%
Agilent Technologies, Inc.....................       2.24%
Texas Instruments, Inc........................       2.15%
Network Appliance, Inc........................       2.15%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERNATINAL EQUITY FUND

For the six-month period ended January 31, 2005, the Fifth Third International Equity Fund (Institutional Shares) advanced 14.71%, lagging its benchmark, the MSCI EAFE(R) Index, which gained 16.77%.

Equities posted strong returns worldwide during the period, contributing to double-digit gains in nearly every country's leading market index. Against this backdrop, the Fund was fully invested and tilted towards Asia and sectors with cyclical characteristics. We continue to believe that global economic growth is still supportive of equities, although it moderated somewhat during the period, and we are not overly concerned about the prospect of rising inflation. We view the main risk to the markets as the potential for a slowdown in growth.

Detractors from performance included an overweight position, relative to the benchmark, in Japan, where questions about the economic outlook weighed, and below-benchmark allocations in Australia and the United Kingdom, which both posted solid gains. Stakes in emerging markets generated positive returns, as did overweight positions in Austrian and Hong Kong stocks, which generally outperformed. Less-than-the-benchmark exposure to Switzerland, which lagged, also boosted relative performance. +

From a sector perspective, the Fund's slight underweight position in financial service stocks and modest overweight in information technology proved a drag on performance. Conversely, we benefited from underweight positions in two struggling groups-health care and consumer staples. +

Remaining constructive on the outlook for the global economy and equity markets, we do not yet see a reason why this mid-cycle economic pause should deteriorate into a recession. Although purchasing manager orders-one of the timeliest indicators available-have turned down around the globe, they remain at relatively high levels. In turn, equity valuations continue to look reasonable, in our opinion, especially considering that interest rates remain low, inflation levels are subdued and 2005 earnings growth estimates look attainable-particularly in the critical Asian economies.

INVESTMENT RISK CONSIDERATION
--------------------------------------------------------------------------------

AN INVESTMENT IN THIS FUND ENTAILS THE SPECIAL RISKS OF INTERNATIONAL INVESTING, INCLUDING CURRENCY EXCHANGE FLUCTUATION, GOVERNMENT REGULATIONS, AND THE POTENTIAL FOR POLITICAL AND ECONOMIC INSTABILITY. THE FUND'S SHARE PRICE IS EXPECTED TO BE MORE VOLATILE THAN THAT OF A U.S.-ONLY FUND.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                          6 MONTH++++ 1 YEAR   5 YEAR   10 YEAR
                           -------    ------   ------   -------
Institutional               14.71%    12.89%   -0.26%     6.50%
---------------------------------------------------------------
Class A*                     8.91%     6.95%   -1.42%     5.84%
---------------------------------------------------------------
Class B**                    9.13%     6.71%   -1.44%     5.49%
---------------------------------------------------------------
Class C**                   13.13%    11.77%   -1.23%     5.59%
---------------------------------------------------------------
Advisor                     14.38%    12.33%   -0.68%     6.11%
---------------------------------------------------------------
MSCI EAFE(R) Index 1        16.77%    16.83%    0.13%     5.10%
---------------------------------------------------------------
Lipper International
Large-Cap Core Funds
Average 1                   14.87%    11.55%   -3.07%     4.79%
---------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

CLASS A SHARES WERE INITIALLY OFFERED ON AUGUST 18, 1994. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 11, 2000 AND APRIL 25, 1996, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON OCTOBER 9, 1998.THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON NOVEMBER 10,2003. THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR THE PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 5.00%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31,2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

HSBC Holdings Plc.............................        2.11%
BP Plc........................................        2.10%
Vodafone Group Plc............................        1.67%
Telephonic SA.................................        1.54%
Toyota Motor Corp.............................        1.46%
Royal Dutch Petroleum Co......................        1.41%
Total SA......................................        1.30%
GlaxoSmithKline Plc...........................        1.10%
Nestle SA.....................................        1.07%
Novartis AG...................................        0.88%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

BOND FUND

For the six-month period ended January 31,2005, the Fifth Third Bond Fund (Institutional Shares) returned 3.69%, slightly underperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which advanced 3.81%.

Riskier bonds, especially corporate issues, were back in vogue during the period as the market accepted lower credit profiles in return for extra yield. As we remain committed to investing in higher quality issues, the Fund was underweight, relative to the benchmark, in the lower quality arena and performance lagged as a result.

Better quality corporate bonds rallied, too, but valuation concerns kept us from building on the Fund's underweight stake, which hampered returns. At the period's close, we were further unsettled by a growing willingness among management teams to embrace mergers, acquisitions and sizeable stock buyback programs in an effort to appease stockholders, as bondholders rarely benefit from such tactics.

The Fund's overweight position in asset-backed securities supplied a clear lift. Consisting primarily of bonds tied to home-equity loans, we enjoyed strong yields while adding quality. Commercial mortgage backed securities shared an attractive risk-reward profile and the Fund's larger-than-the-benchmark collection helped pad returns. As fiscal discipline has kept speculative building to a minimum and debt servicing a priority among office space developers, related bonds have proven increasingly stable and performed accordingly. +

To counteract the flattening of the yield curve, where short-term rates climbed and long-term rates remained essentially flat, we maintained a barbell strategy. Consisting of heavier weightings at the short and long ends of the maturity spectrum-and a lighter stake among intermediate issues-the strategy allowed us to continually roll proceeds from maturing bonds at the front end of the yield curve into new issues offering better yields. +

The barbell strategy also facilitated a shorter duration than the benchmark-a tactic that lessened the impact of rising rates and proved effective as the Federal Reserve hiked its short-term interest rate four times between August 1,2004 and January 3 1,2005. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                 INCEPTION                               SINCE
                    DATE   6 MONTH++++ 1 YEAR 5 YEAR   INCEPTION
                    ----    -------    -----  ------   ---------
Institutional     3/20/95    3.69%     3.59%   7.23%      6.73%
----------------------------------------------------------------
Class A*          3/22/95   -1.46%    -1.69%   5.95%      5.94%
----------------------------------------------------------------
Class B**         3/20/95   -1.93%    -2.55%   5.82%      5.66%
----------------------------------------------------------------
Class C**         3/20/95    2.07%     2.45%   6.13%      5.66%
----------------------------------------------------------------
Advisor           3/20/95    3.34%     2.98%   6.69%      6.20%
----------------------------------------------------------------
Lehman Brothers
Aggregate Bond
Index 1                      3.81%     4.16%   7.92%      7.34%
----------------------------------------------------------------
Lipper Corporate
Debt Funds A
Rated Average 1              3.88%     3.80%   7.17%      6.80%
----------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29,2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MARCH 20, 1995. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FIGURES FOR THE FIFTH THIRD BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INCOME FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MARCH 22, 1 995, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29,2001.THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 4.75%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND HOLDINGS AS OF JANUARY 31,2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+

                             Corporate Bonds   50.02%

                     U.S.Government Agencies   39.07%

                           Commercial Paper     4.98%

Short-Term Securities Held as Collateral for
                          Securities Lending    2.32%

                  U.S. Treasury Obligations     1.80%

                              Money Markets     1.15%

                            Municipal Bonds     0.66%


+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE BOND FUND

For the six-month period ended January 31,2005, the Fifth Third Intermediate Bond Fund (Institutional Shares) returned 2.41%, narrowly trailing its benchmark, the Lehman Brothers Intermediate Government/Credit Index, which gained 2.49%.

The dominant development during the period was the flattening of the yield curve. While yields on 2-year U.S.Treasury securities increased 62 basis points (0.62%), rates on 10-year U.S.Treasury securities fell 32 basis points (0.32%).The 94-point (0.94%) shift reflected the sentiment that the economy was growing at a healthy clip, which prompted the Federal Reserve to keep raising its short-term rates, but inflationary pressures remained benign, which convinced bond investors to continue buying longer dated securities.

Anticipating the flattening, we had positioned the Fund with a barbell approach, featuring larger stakes in 2- to 4-year and 10-year bonds and less exposure to 5- and 7-year debentures, which traditionally fare poorly during such periods. Although it took some time, the strategy was finally validated during the final half of the period when most of the flattening occurred. +

While gauging the broader trends, we bolstered the Fund's yield through commercial mortgage backed securities (CMBS) and structured bonds tied to large residential mortgages known as whole loans.+ Used to finance commercial real estate projects such as offices, warehouses, hotels and storage facilities, CMBS offered a better relative value compared to bonds of lesser quality. Whole loans are extended to homebuyers who must take out a mortgage larger than the limits for backing from federal agencies such as Fannie Mae and Freddie Mac-a common occurrence in select U.S. metropolitan markets. The absence of agency support provides for a higher yield than agency backed mortgages, but the securities we purchased, consisting of a bundle of loans, were still rated AAA. +

On the downside, automotive bonds underperformed amid weak industry fundamentals. Also hindering returns was the Fund's modest exposure to foreign issues, which generally produced solid returns. +

INVESTMENT RISK CONSIDERATION
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                        6 MONTH++++   1 YEAR   5 YEAR  10 YEAR
                        -------       -----    ------  -------
Institutional              2.41%      1.99%     6.46%    6.26%
--------------------------------------------------------------
Class A*                  -1.21%     -1.74%     5.44%    5.61%
--------------------------------------------------------------
Class B**                 -2.73%     -3.17%     5.20%    5.24%
--------------------------------------------------------------
Class C**                  0.89%      0.99%     5.37%    5.17%
--------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Index 1                    2.49%      2.57%     7.33%    7.00%
--------------------------------------------------------------
Lipper Intermediate
Investment Grade Debt
Funds Average 1            3.52%      3.57%     7.04%    6.76%
--------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29,2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29,2001, THE PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF NOVEMBER 25, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 3.50%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND  HOLDINGS AS OF JANUARY 31,2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                             Corporate Bonds   52.89%

                    U.S. Government Agencies   21.71%

    Short-Term Securities Held as Collateral
                      for Securities Lending   20.39%

                   U.S. Treasury Obligations    4.26%

                               Foreign Bonds    0.57%

                               Money Markets    0.18%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SHORT TERM BOND FUND

For the six-month period ended January 31,2005, the Fifth Third Short Term Bond Fund (Institutional Shares) returned 0.62%, underperforming its benchmark, the Merrill Lynch 1-3 Year Government/Corporate Bond Index, which advanced 0.76%.

While not always entirely tied to the actions of the Federal Reserve ("the Fed"), the short term bond market's moves are highly correlated to the Fed's moves. Consequently, as the Fed spent the period pushing its key lending rates higher, yields rose on short term bonds.

Following the adage "don't fight the Fed," we employed a number of strategies to offset the impact of rising rates while looking for ways to increase the Fund's yield.

To soften the fallout from climbing rates, we maintained a shorter-than-the-benchmark duration, which represents the average maturity date of the Fund's holdings. At the same time, we added issues with 5-year maturities to reduce the Fund's exposure to the poorly performing 2- to 3-year group. +

To pad the Fund's yield, we bought bonds tied to structured loans such as hybrid adjustable rate mortgages, asset-backed securities from an assortment of industries and commercial mortgage backed securities. Constructed in such a way that required additional analysis, most of these issues offered a modest premium as a result. +

One tactic we avoided was investing in high yield bonds, as we maintained our high quality emphasis. The maneuver modestly diminished returns as investors lacking such a discipline bid up the riskier issues. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                        6 MONTH++++  1 YEAR    5 YEAR   10 YEAR
                        -------       -----    ------   -------
Institutional             0.62%       0.52%     4.72%     5.17%
---------------------------------------------------------------
Class A*                 -3.07%      -3.20%     3.81%     4.64%
---------------------------------------------------------------
Class C**                -0.88%      -0.44%     3.67%     4.13%
---------------------------------------------------------------
Merrill Lynch 1-3
Year
Government/Corporate
Bond Index 1              0.76%       0.93%     5.32%     5.81%
---------------------------------------------------------------
Lipper Short
Investment Grade Debt
Funds Average 1           0.94%       1.05%     4.56%     5.25%
---------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29,2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD SHORT TERM BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT SHORT TERM BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29,2001, THE PERFORMANCE FOR THE FIFTH THIRD SHORT TERM BOND FUND CLASSA SHARES REFLECTS THE PERFORMANCE OF THE KENT SHORT TERM BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF DECEMBER 4, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS C SHARES WERE INITIALLY OFFERED ON AUGUST 1,2003.THE PERFORMANCE FIGURES FOR CLASS C SHARES FOR THE PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 3.50%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND  HOLDINGS AS OF JANUARY 31,2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                             Corporate Bonds   38.43%

Short-Term Securities Held as Collateral for
                          Securities Lending   26.72%

                    U.S. Government Agencies   23.80%

                   U.S. Treasury Obligations    8.88%

                               Money Markets    1.56%

                               Foreign Bonds    0.44%

                             Municipal Bonds    0.17%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U.S. GOVERNMENT BOND FUND

For the six-month period ended January 31,2005, the Fifth Third U.S. Government Bond Fund (Institutional Shares) gained 1.84%, narrowly lagging its benchmark, the Lehman Brothers Intermediate Government Bond Index, which returned 1.88%.

Bond performance varied greatly during the period. At the short end of the yield curve, rates steadily climbed as the Federal Reserve followed through on its pledge to raise its key rates due to the overall health of the U.S. economy. At the other end of the yield curve, long-term rates barely budged, due in large part to a massive infusion of foreign investment in U.S. government debt. The disconnect caused a flattening of the yield curve-the degree of which caught many market observers by surprise.

Given the minimal movement in the longer dated segment of the market, mortgage-related debentures offered steady returns. The Fund especially benefited from differently structured mortgage-backed securities, which compensate for added complexity with slightly better yields, yet retain high quality ratings. +

The Fund also received a lift from Fannie Mae subordinated debt, which rallied after the government-backed mortgage agency resolved accounting issues that had lingered for a year. While the debt is rated below the organization's senior debt, which translated into higher yields, we had reasoned that there was a minimal likelihood that the agency would declare bankruptcy, and we subsequently enjoyed a price up tick when the controversy was settled. +

Elsewhere, Ginnie Mae project loan bonds aided performance. Resembling commercial mortgage backed securities in that the issues offer relatively high yields but low risks, these bonds backed development projects by the government.+

Offsetting gains was a modestly short duration position, relative to the benchmark. The lack of movement in yields on longer-dated bonds undermined this strategy, which best counters rising rates all along the yield curve.+

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

U.S. GOVERNMENT GUARANTEES APPLY ONLY TO THE UNDERLYING SECURITIES OF THE FUND'S PORTFOLIO AND NOT THE FUNDS SHARES.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                            6 MONTH++++  1 YEAR   5 YEAR  10 YEAR
                            -------       -----   ------  -------
Institutional                 1.84%       1.73%    5.96%    5.77%
-----------------------------------------------------------------
Class A*                     -3.16%      -3.34%    4.72%    5.10%
-----------------------------------------------------------------
Class C**                     0.35%       0.74%    4.96%    4.81%
-----------------------------------------------------------------
Lehman Brothers
Intermediate Government
Bond Index 1                  1.88%       1.91%    6.67%    6.59%
-----------------------------------------------------------------
Lipper Short-Intermediate
U.S. Government Bond Funds
Average 1                     1.49%       1.30%    5.52%    5.67%
-----------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON AUGUST 11,1998.THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. CLASS C SHARES WERE INITIALLY OFFERED ON APRIL 24, 1996.THE PERFORMANCE FIGURES FOR CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 4.75%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

FUND  HOLDINGS AS OF JANUARY 31,2005
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                 Freddie Mac   35.16%

                                  Fannie Mae   20.83%

                   U.S. Treasury Obligations   16.54%

                      Federal Home Loan Bank   12.15%

    Government National Mortgage Association    9.12%

                               Money Markets    3.10%

                  Tennessee Valley Authority    1.63%

                    Federal Farm Credit Bank    1.47%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MUNICIPAL BOND FUND

For the six-month period ended January 31,2005, the Fifth Third Municipal Bond Fund (Institutional Shares) gained 3.75%, trailing its benchmark, the Lehman Brothers Municipal Bond Index, which returned 4.80%.

Following the lead of U.S.Treasuries, the municipal bond yield curve flattened during the period with rates on short-term issues rising and yields on long-term bonds falling. The development reflected the general sentiment that the economy was reasonably healthy and there was little reason to fear a large jump in the inflation rate down the road.

Specifically within the municipal bond market, the supply of new issues in 2004 finished a little higher than expected, but the excess volume was easily absorbed. Enhancing demand was the consistent presence of hedge funds and other investors from outside the market's traditional group of participants.

Against this backdrop, the Fund's underperformance stemmed primarily from our strategy of maintaining a short duration, relative to the benchmark. The defensive tactic, which smoothes the impact of rising rates, left the Fund under-exposed to longer-term bonds, which enjoyed healthy gains. Our orientation toward the higher end of the quality spectrum also weighed as lower quality bonds, especially within the hospital sector, extended a year-long rally.

Select pre-refunded bonds contributed positively to the Fund's performance. As the issuers of the generally high quality securities announced debt refinancing plans, our holdings experienced an up tick in prices. +

Looking ahead, we're encouraged by the recent implementation of new reporting requirements within the municipal bond market. Trade data is now updated every 15 minutes, a significant change from the once-daily schedule formerly in place. While adding transparency to the market, we believe the increased information may help us make more effective buying and selling decisions.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                 INCEPTION                                   SINCE
                    DATE    6 MONTH #   1 YEAR    5 YEAR  INCEPTION
                    ----    -------      -----    ------  ---------
Institutional     3/20/95     3.75%      3.18%     6.97%      5.81%
-------------------------------------------------------------------
Class A*          3/31/95    -1.22%     -1.95%     5.69%      5.03%
-------------------------------------------------------------------
Class B**         3/20/95    -1.66%     -2.61%     5.56%      4.74%
-------------------------------------------------------------------
Class C**         3/20/95     2.25%      2.15%     5.91%      4.75%
-------------------------------------------------------------------
Advisor           3/20/95     3.51%      2.58%     6.46%      5.29%
-------------------------------------------------------------------
Lehman Brothers
Municipal Bond
Index 1                       4.80%      4.86%     7.50%      6.54%
-------------------------------------------------------------------
Lipper General
Municipal Debt Funds
Average 1                     4.33%      4.06%     6.62%      5.53%
-------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES. FOR THE PERIOD PRIOR TO OCTOBER 29,2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT TAX-FREE INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MARCH 20, 1995. PRIOR TO OCTOBER 29,2001, THE PERFORMANCE FOR THE FIFTH THIRD MUNICIPAL BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT TAX-FREE INCOME FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MARCH 31, 1995, AND IS ADJUSTED TO REFLECT APPLICABLE SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29,2001.THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 4.75%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASEREFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

BOND QUALITY RATINGS AS OF JANUARY 31,2005

as represented by standerd and poor's rating agency
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                         AAA   68.84%

                                         AA+   16.45%

                                          AA    4.58%

                                         AA-    3.80%

                                          A+    2.61%

                                           A    0.91%

                                          A-    1.94%

                                         BBB    0.43%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE MUNICIPAL BOND FUND

For the six-month period ended January 31,2005, the Fifth Third Intermediate Municipal Bond Fund (Institutional Shares) returned 2.47%, underperforming the Lehman Brothers Quality Intermediate Municipal Bond Index and the Lehman Brothers Five-Year General Obligation Index, which advanced 3.14% and 2.73%, respectively. The Fund outperformed the Lehman Brothers Three-Year General Obligation Index, which gained 1.28%.

The Fund lagged primarily due to its short duration. A strategy designed to buffer market moves during a period of rising rates, it proved somewhat ineffective when rates on long-term bonds failed to increase along with those on short-term issues. The net effect, defined as a flattening of the yield curve, reflected the market's belief that the U.S. economy is on solid footing and that inflationary pressures remain tepid. +

Given the Federal Reserve's stated intentions to keep bumping up short-term interest rates, we maintained the defensive short-duration profile at the period's close. +

To compensate for the tactical maneuvers, we looked for areas where we could boost yield without straying far from our high quality philosophy. By combing through out-of-favor corners of the market and investing in issues such as put bonds, which provide the bondholder with the right to redeem notes prior to the maturity date, we discovered an assortment of better yielding securities yet kept the quality rating of the bulk of the Fund's holdings at an AA level or better. +

Generally speaking, our quality discipline weighed on performance during the period as more speculative issues rallied.

Looking ahead, we're encouraged by the recent implementation of new reporting requirements within the municipal bond market. Trade data is now updated every 15 minutes, a significant change from the once-daily schedule formerly in place. While adding transparency to the market, we believe the increased information will help us make more effective buying and selling decisions.

2 THE FUND HAS CHANGED ITS STANDARDIZED BENCHMARK FROM THE LEHMAN BROTHERS
  THREE-AND FIVE-YEAR GENERAL OBLIGATIONS INDEX TO THE LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL BOND INDEX TO PROVIDE A MORE APPROPRIATE MARKET COMPARISON FOR THE FUND'S PERFORMANCE.

INVESTMENT RISK CONSIDERATION
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                           6 MONTH++++   1YEAR   5 YEAR   10 YEAR
                           --------      -----   ------   -------
Institutional                2.47%       1.90%    5.53%     5.25%
-----------------------------------------------------------------
Class A*                    -1.33%      -1.91%    4.51%     4.61%
-----------------------------------------------------------------
Class B**                   -2.64%      -3.31%    4.28%     4.25%
-----------------------------------------------------------------
Class C**                    0.94%       0.96%    4.48%     4.19%
-----------------------------------------------------------------
Lehman Brothers
Three-Year General
Obligations Index 1,2        1.28%       1.43%    4.53%     4.70%
-----------------------------------------------------------------
Lehman Brothers
Five-Year General
Obligations Index 1,2        2.73%       2.45%    5.78%     5.52%
-----------------------------------------------------------------
Lehman Brothers Quality
Intermediate Municipal
Bond Index 1                 3.14%       2.92%    6.07%     5.77%
-----------------------------------------------------------------
Lipper Intermediate
Municipal Debt Funds
Average 1                    2.99%       2.67%    5.95%     5.51%
-----------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29,2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE TAX-FREE FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF DECEMBER 16, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FIGURES FOR THE FIFTH THIRD INTERMEDIATE BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE TAX-FREE FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF DECEMBER 18, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR THE KENT INTERMEDIATE TAX-FREE FUND INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 3.50%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

BOND QUALITY RATINGS AS OF JANUARY 31,2005

AS REPRESENTED BY STANDERD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                         AAA   69.57%

                                         AA+    8.58%

                                          AA    8.08%

                                         AA-    4.00%

                                          A+    1.30%

                                           A    0.81%

                                          A-    5.00%

                                        BBB+    1.64%

                                         BBB    1.40%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

OHIO MUNICIPAL BOND FUND

For the six-month period ended January 31,2005, the Fifth Third Ohio Municipal Bond Fund (Institutional Shares) returned 2.37%, compared to its benchmarks, the Lehman Brothers Municipal Bond Index, which advanced 4.80%, and the Lehman Brothers Quality Intermediate Municipal Bond Index, which gained 3.14%.

The bulk of the Fund's underperformance may be traced to its slightly shorter duration, relative to its benchmarks. Implemented to counteract rising interest rates, the strategy faltered somewhat as yields on intermediate bonds-those maturing in 5-10 years-remained essentially unchanged during the period. Helping keep yields in check were continued gains in productivity and sustained high foreign demand for U.S. government bonds, which offset classic rate stimulants such as rising short-term interest rates, spiking oil prices and a resurgence of inflation. +

As a duration strategy is designed to neutralize the impact of a broader movement in rates, we sought out higher yielding issues to boost returns. This prompted a slight shift in the Fund's quality orientation as bonds rated A and BBB offered higher yields for a modest increase in risk. By the period's end, however, the Fund's average quality remained within the AA range.

The Fund's yield also benefited from stakes in structured debt such as private university put bonds, which provide the bondholder with the right to redeem notes prior to the maturation date. Similarly, more prevalent sinking fund bonds, which allow the issuer to redeem notes prior to the maturation date, supplied additional yield.

In general, bond rating changes were minimal across Ohio during the period, as the state's economy performed on par with rest of the nation. At the same time, issuance remained comparable with recent years, which translated into a steady supply of new bonds. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON YOUR TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                            6 MONTH++++   1YEAR   5 YEAR  10 YEAR
                           --------       -----   ------  -------
Institutional                 2.37%       1.84%    5.58%    5.12%
-----------------------------------------------------------------
Class A*                     -2.62%      -3.23%    4.31%    4.45%
-----------------------------------------------------------------
Class B**                    -3.18%      -4.10%    3.91%    4.03%
-----------------------------------------------------------------
Class C**                     0.86%       0.83%    4.57%    4.19%
-----------------------------------------------------------------
Lehman Brothers               4.80%       4.86%    7.50%    6.86%
Municipal Bond Index1
-----------------------------------------------------------------
Lehman Brothers Quality
Intermediate Municipal
Bond Index 1                  3.14%       2.92%    6.07%    5.77%
-----------------------------------------------------------------
Lipper Ohio Intermediate
Municipal Debt Funds
Average 1                     2.24%       1.65%    5.28%    4.94%
-----------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON AUGUST 11,1998. THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. THE CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 11, 2000 AND APRIL 24, 1996, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 4.75%.
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

BOND QUALITY RATINGS AS OF JANUARY 31,2005

AS REPRESENTED BY STANDERD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                         AAA   50.20%

                                         AA+    2.16%

                                          AA   29.99%

                                         AA-    0.84%

                                           A    5.73%

                                          A-    4.98%

                                        BBB+    4.06%

                                         BBB    2.02%

                                   Not Rated    0.02%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MICHIGAN MUNICIPAL BOND FUND

For the six-month period ended January 31,2005, the Fifth Third Michigan Municipal Bond Fund (Institutional Shares) appreciated 1.27%, outperforming the Lehman Brothers 1-5 Year Municipal Bond Index and the underperforming the Lehman Brothers Three-Year General Obligations Index, which returned 0.13% and 1.28%, respectively.

Michigan's economy continued to struggle during the period, burdened by the automobile industry's woes. Unemployment levels remained relatively high statewide and municipalities strained to balance school budgets and sustain services with reduced revenues. Meanwhile, the state's credit was downgraded one step.

Such developments aren't unusual in a state long accustomed to seeing its fortunes rise and fall with the automakers. State lawmakers, however, worked to avoid falling into historical patterns by capping expenses and seeking alternative sources of revenue. The fiscal discipline was welcomed as it should better position the state for a recovery once the clouds finally lift.

Against this backdrop, lower quality bonds paced the market, which undermined our emphasis on high quality issues. At the same time, demand for new issues surged and investors, nervous over the stock market outlook and concerned about rising interest rates, drove up prices, which in turn, shrunk yields. After assessing market conditions, we started to look into modestly lower quality issues, which compensate for the higher risk with better yields.

Our short duration strategy took longer than expected to boost returns as yields on short- and intermediate-term municipal bonds lagged those on U.S.Treasuries, which steadily climbed. The short duration approach, which mitigates the effect of rising rates, started to pay off in the closing weeks of the period as rates crept higher.

Positive contributors included some non-essential purpose bonds such as those tied to airports. Additionally, bonds which pay interest subject to the federal alternative minimum tax boosted the Fund's yield-a reflection of smaller market demand for the high quality issues. +

2 THE FUND HAS CHANGED ITS STANDARDIZED BENCHMARK FROM THE LEHMAN BROTHERS
  THREE-YEAR GENERAL OBLIGATIONS INDEX TO THE LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX TO PROVIDE A MORE APPROPRIATE MARKET COMPARISON FOR THE FUND'S PERFORMANCE.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON YOUR TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------

                                    6 MONTH++++   1YEAR   5 YEAR   10 YEAR
                                    -------       -----   ------   -------
Institutional                         1.27%       0.86%    4.28%     4.26%
--------------------------------------------------------------------------
Class A*                             -3.63%      -4.10%    3.13%     3.60%
--------------------------------------------------------------------------
Class B**                            -4.22%      -5.03%    2.88%     3.22%
--------------------------------------------------------------------------
Class C**                            -0.24%      -0.07%    3.24%     3.22%
--------------------------------------------------------------------------
Lehman Brothers
Three-Year General
Obligation Index 1,2                  1.28%       1.43%    4.53%     4.70%
--------------------------------------------------------------------------
Lehman Brothers 1-5
Year Municipal Bond
Index 1                               0.13%       0.40%    4.78%     4.90%
--------------------------------------------------------------------------
Lipper Other States
Short-Intermediate Municipal Debt
Fund Average 1                        2.34%       1.82%    4.81%     4.52%
--------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29,2001, THE QUOTED PERFORMANCE FOR THE MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MAY 3, 1993. PRIOR TO OCTOBER 29,2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT MICHIGAN MUNICIPAL BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MAY 11, 1993, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/ OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++++  Not Annualized.
*     Reflects the maximum sales charge of 4.75%
**    Reflects the maximum applicable contingent deferred sales charge.
1     PLEASE REFER TO THE GLOSSARY OF TERMS FOR ADDITIONAL INFORMATION.

BOND QUALITY RATINGS AS OF JANUARY 31,2005

AS REPRESENTED BY STANDERD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                         AAA   65.01%

                                         AA+    8.66%

                                          AA   13.98%

                                         AA-    0.55%

                                          A+   16.02%

                                           A    1.27%

                                          A-    2.17%

                                        BBB+    1.41%

                                         BBB    1.04%

+PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

GLOSSARY OF TERMS

LEHMAN BROTHERS AGGREGATE BOND INDEX is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX is generally representative of short term municipal bonds with a maturity between one and six years.

LEHMAN BROTHERS FIVE-YEAR GENERAL OBLIGATION INDEX is generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.

LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX is comprised of publicly issued, fixed rate, non-convertible investment grade dollar-denominated, SEC-registered corporate debt. Included are debts issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX is comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity often years are included.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S.Treasury.The debt issues all maintain maturities within a range of one to ten years.

LEHMAN BROTHERS MUNICIPAL BOND INDEX is a broad market performance benchmark for the tax-exempt bond market. The bonds included in this index must have a minimum credit rating of at least Baa.They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the Alternative Minimum tax.

LEHMAN BROTHERS THREE-YEAR GENERAL OBLIGATION INDEX is a price-weighted average based on the price-only performance of 30 blue chip stocks (the average is computed by adding the prices of the 30 stocks and dividing by a denominator, which has been adjusted over the years for stocks splits, stock dividends and substitutions of stocks).

LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL BOND INDEX is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

LIPPER BALANCED FUNDS AVERAGE consists of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

LIPPER CORPORATE DEBT FUNDS A RATED AVERAGE consists of funds that invests at least 65% of their assets in corporate debt issues rated 'A' or better or government issues.

LIPPER EQUITY INCOME FUNDS AVERAGE consists of funds that seeks relatively high current income and growth of income through investing 60% or more of their portfolio in equities.

LIPPER FLEXIBLE INCOME FUNDS AVERAGE consists of funds that allocates their investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return.

LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE consists of funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE consists of funds that invests at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE consists of funds that invests in municipal debt issues with dollar-weighted average maturities of five- to ten-years.

LIPPER INTERNATIONAL FUNDS AVERAGE consists of funds that invest their assets in securities with primary trading markets outside of the United States.

GLOSSARY OF TERMS

LIPPER LARGE-CAP CORE FUNDS AVERAGE consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

LIPPER MID-CAP GROWTH FUNDS AVERAGE consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

LIPPER MULTI-CAP VALUE FUNDS AVERAGE consists of funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Multi-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U S diversified multi-cap funds universe average.

LIPPER OHIO INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE consists of funds that invests at least 65% of their assets in municipal debt issues that are exempt from taxation in Ohio, with dollar-weighted average maturities of five to ten years.

LIPPER OTHER STATES SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

LIPPER S&P 500(R) INDEX FUNDS AVERAGE consists of funds that are passively managed, limited-expense (management fee no higher than 0.50%) fund designed to replicate the performance of the Standard & Poor's 500(R) Index on a reinvested basis.

LIPPER SCIENCE AND TECHNOLOGY FUNDS AVERAGE consists of funds that invests at least 65% of their equity portfolio in science and technology stocks.

LIPPER SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years.

LIPPER SHORT INTERMEDIATE U.S. GOVERNMENT BOND FUNDS AVERAGE consists of funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities, with dollar-weighted average maturities of one to five years.

LIPPER SMALL-CAP CORE FUNDS AVERAGE consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small Cap 600 Index.

LIPPER SMALL-CAP VALUE FUNDS AVERAGE consists of funds that by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of S&P Super Composite 1500 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P Small Cap 600 Index.

GLOSSARY OF TERMS

MERRILL LYNCH 100 TECHNOLOGY INDEX is a equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and American Depositary Receipts.

MERRILL LYNCH 1-3 YEAR GOVERNMENT CORPORATE BOND INDEX tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST
(EAFE)(R) INDEX is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

RUSSELL 1000(R) INDEX measures the performance of 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of 1,000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 VALUE INDEX measures the performance of 1,000 securities found in the Russell universe with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields and lower forecasted growth values.

RUSSELL 2000(R) GROWTH INDEX is comprised of the securities in the Russell 2000(R) Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.

RUSSELL 2000(R)VALUE INDEX is comprised of the securities in the Russell 2000(R) Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios.

RUSSELL 3000(R)VALUE INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the invest able U.S. equity market.

RUSSELL MIDCAP(R) GROWTH INDEX measures the performance of those securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

STANDARD & POOR'S 500(R) INDEX is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

WILSHIRE 5000 INDEX measures the performance of all U.S.-headquartered equity securities with readily available price data.

The above indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Average and the Fund's performance reflect the deduction of fees for these value-added services.

Investors cannot invest directly in an index, although they can invest in its underlying securities or funds.

THE FIFTH THIRD LIFEMODEL BLENDED INDICES are hypothetical unmanaged indices comprised of a percentage of the Wilshire Index and Lehman Brothers Intermediate Government/Credit Bond Index. The Blended Index was created by Fifth Third Asset Management, Inc. The Fund will not necessarily maintain a similar weighting at all times but will invest within a range of stock, bond, and money market funds as described in the prospectus. Below is a table which indicates the percentage breakdown for each Fund.


                                                                                 LEHMAN BROTHERS
                                                                                 INTERMEDIATE
                                                                               GOVERNMENT/CREDIT
                                                      WILSHIRE 5000 INDEX          BOND INDEX
Fifth Third LifeModel Aggressive Fund                         90%                     10%
Fifth Third LifeModel Moderately Aggressive Fund              70%                     30%
Fifth Third LifeModel Moderate Fund                           50%                     50%
Fifth Third LifeModel Moderately Conservative Fund            40%                     60%
Fifth Third LifeModel Conservative Fund                       20%                     80%


                                                           SMALL CAP GROWTH FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS (96.2%)

Acuity Brands, Inc.                                   40,000     $      1,099
Affiliated Managers Group, Inc. * (g)                 37,450            2,375
Akamai Technologies, Inc. * (g)                      125,000            1,638
Altiris, Inc. *                                       58,478            1,901
American Medical Systems
    Holdings, Inc. * (g)                              50,000            1,963
ANSYS, Inc. *                                         20,000              646
aQuantive, Inc. * (g)                                100,000              927
Ariad Pharmaceuticals, Inc. *                        140,000            1,051
Array BioPharma, Inc. *                              100,000              888
ArthroCare Corp. * (g)                                50,000            1,488
Ask Jeeves, Inc. * (g)                                30,278              859
Avid Technology, Inc. *                               27,417            1,729
Avocent Corp. *                                       40,000            1,460
Axcelis Technologies, Inc. *                         120,000              896
BankUnited Finanical Corp. *                          35,000            1,021
Belden CDT,  Inc. (g)                                120,000            2,437
Benchmark Electronics, Inc. *                         81,158            2,595
Bone Care International, Inc. *                       45,000            1,274
Carpenter Technology Corp.                            35,000            2,144
Carrier Access Corp. *                               105,000              775
Centene Corp. *                                       84,600            2,838
Central Garden & Pet Co. *                            74,000            3,033
Ceradyne, Inc. * (g)                                  83,925            2,831
Children's Place Retail Stores, Inc. *               106,545            4,042
CKE Restaurants, Inc. * (g)                          240,000            3,480
Cognex Corp.                                          45,000            1,175
Coherent, Inc. *                                      56,750            1,703
Commercial Capital Bancorp., Inc.                    100,000            1,989
Commscope, Inc. * (g)                                 70,000            1,052
Comstock Resources, Inc. *                           108,917            2,555
Core Laboratories N.V. *                              85,000            1,835
Denbury Resources, Inc. *                             70,000            2,044
Direct General Corp.                                  51,700              970
Ditech Communications Corp. *                         40,000              532
East-West Bancorp., Inc.                              67,734            2,637
ElkCorp                                               40,000            1,619
Embarcadero Technologies, Inc. *                     206,083            1,616
Engineered Support Systems, Inc.                      72,450            4,203
Epicor Software Corp. *                              221,000            2,980
EPIX Medical, Inc. *                                  84,095              812
F5 Networks, Inc. *                                   70,000            3,356
First American Financial Corp.                        24,321              899
First Bancorp./Puerto Rico                            30,000            1,623
First Cash Financial Services, Inc. *                112,500            2,916
FLIR Systems, Inc. * (g)                              32,300            1,969
FormFactor, Inc. *                                    50,000            1,139
Forward Air Corp. *                                   50,000            2,131
FSI International, Inc. *                            105,000              450
GEN-Probe, Inc. * (g)                                 32,300            1,577
General Cable Corp. *                                240,000            2,897
Given Imaging, Ltd. * (g)                             60,000            2,002
Global Payments, Inc. (g)                             31,123            1,783
Grey Wolf, Inc. * (g)                                400,000            2,120
Harmonic, Inc. *                                     236,872            2,699
Headwaters, Inc. * (g)                                60,000            1,908
HealthExtras, Inc. *                                  75,000            1,157
Hibbet Sporting Goods, Inc. *                         48,625            1,255

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

Hutchinson Technology, Inc. * (g)                     20,000     $        706
Hydril *                                              20,000            1,000
Hyperion Solutions Corp. *                            30,000            1,441
I-Flow Corp. *                                        75,000            1,317
IDX Systems Corp. *                                   28,000              869
Immucor, Inc. *                                       60,000            1,836
Infospace, Inc. *                                     25,000            1,180
J.B. Hunt Transport Services, Inc.                    56,750            2,504
Jacuzzi Brands, Inc. *                               300,000            3,030
JAMDAT Mobile, Inc. *                                 33,043              725
Jarden Corp. *  (g)                                   79,017            3,634
Jefferies Group, Inc.                                 44,878            1,750
Joy Global, Inc.                                      99,300            2,773
Labor Ready, Inc. * (g)                              208,244            3,299
MGI Pharma, Inc. * (g)                                64,822            1,471
Microsemi Corp. *                                    114,000            1,759
Navigant Consulting, Inc. * (g)                       96,578            2,311
NCI Building Systems, Inc. *                          30,000            1,139
NitroMed, Inc. * (g)                                  55,000            1,411
NMS Communications Corp. *                           235,000            1,481
OMI Corp.                                            140,000            2,450
Openwave Systems, Inc. *                              70,000              953
Oshkosh Truck Corp.                                   34,772            2,552
Overseas Shipholding Group, Inc.                      25,000            1,395
Pacific Sunwear of California, Inc. * (g)             60,000            1,469
Parametric Technology Corp. * (g)                    680,000            3,875
Pharmion Corp. *                                      36,000            1,305
Plantronics, Inc.                                     28,583            1,064
PLX Technology, Inc. *                               231,900            2,134
Progress Software Corp. *                             78,533            1,692
Psychiatric Solutions, Inc. *                         50,000            1,770
Quiksilver, Inc. * (g)                               105,000            3,136
RAE Systems, Inc. * (g)                              100,000              678
Range Resources Corp.                                 45,000              999
RC2 Corp. *                                          104,028            3,012
Regis Corp.                                           54,139            2,160
Respironics, Inc. *                                   31,123            1,802
Rigel Pharmaceuticals, Inc. *                         75,000            1,439
Salesforce.com, Inc. *                                40,000              548
Salix Pharmaceuticals, Ltd. *                         93,591            1,409
Sapient Corp. * (g)                                  240,050            1,892
Scientific Games Corp. *                              44,000            1,132
SCS Transportation, Inc. *                           104,028            2,436
Semtech Corp. * (g)                                   71,061            1,306
Serologicals Corp. *                                  70,850            1,675
SI International, Inc. *                              65,000            1,664
Skyworks Solutions, Inc. *                           100,000              759
Sonus Networks, Inc. *                               150,000              920
Stage Stores, Inc. *                                  40,000            1,581
Steel Dynamics, Inc.                                  90,000            3,402
Stein Mart, Inc. *                                   100,000            1,973
Sterling Financial Corp. *                            40,000            1,500
Superior Energy Services, Inc. *                     162,000            2,579
Sybron Dental Specialties, Inc. *                     30,000            1,133
Technical Olympic USA, Inc. (g)                       45,000            1,223
Tekelec *                                            121,900            2,225
Telik, Inc. *                                         89,761            1,708
Texas Industries, Inc.                                20,000            1,271

                                   CONTINUED

SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

Trimble Navigation Ltd. * (g)                        120,975     $      4,301
Tsakos Energy Navigation Ltd.                         80,000            2,875
UbiquiTel, Inc. *                                    120,000              839
United Surgical Partners
    International, Inc. * (g)                         44,950            1,771
Urban Outfitters, Inc. *                              79,588            3,348
Varian Semiconductor Equipment
    Associates, Inc. *                                46,061            1,579
VCA Antech, Inc. *                                   133,778            2,481
Ventana Medical Systems, Inc. *                       20,000            1,346
Ventiv Health, Inc. *                                 80,000            1,871
WCI Communities, Inc. *                              110,000            3,504
Western Digital Corp. *                               80,000              862
Wind River Systems, Inc. *                            50,000              628
Wintrust Financial Corp.                              33,417            1,854
Zenith National Insurance Corp.                       20,000              945
                                                                 ------------

TOTAL COMMON STOCKS                                                   235,054
                                                                 ------------

TREASURY BILLS (0.6%)
2.15%, 3/24/05 ** (a)                           $      1,500            1,495
                                                                 ------------

TOTAL TREASURY BILLS                                                    1,495
                                                                 ------------

REPURCHASE AGREEMENTS (3.2%)

UBS Investment Bank, 2.45%, 2/1/05
    (Proceeds at maturity, $7,920,
    Collateralized by various U.S. Treasury
    securities)                                        7,919            7,919
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                             7,919
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (19.4%)

Pool of various securities for
    Fifth Third Funds                                 47,408           47,408
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
     COLLATERAL FOR SECURITIES LENDING                                 47,408
                                                                 ------------

TOTAL INVESTMENTS (COST $241,188) + - 119.4%                          291,876

LIABILITIES IN EXCESS OF OTHER ASSETS - (19.4)%                       (47,431)
                                                                 ------------

NET ASSETS - 100.0%                                              $    244,445
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                             MID CAP GROWTH FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS (96.6%)

A.G. Edwards, Inc. (g)                                85,300     $      3,639
Advance Auto Parts, Inc. *                           168,000            7,241
Alberto-Culver Co., Class B (g)                      112,000            6,076
American Capital Strategies Ltd. (g)                 160,035            5,441
Andrew Corp. * (g)                                   366,696            4,789
Apache Corp.                                         117,300            6,384
Avaya, Inc. *                                        341,400            4,899
Avocent Corp. *                                      201,400            7,353
Beckman Coulter, Inc.                                100,000            6,700
Biomet, Inc.                                         140,000            5,947
Burlington Resources, Inc.                           141,400            6,181
CACI International, Inc., Class A *                  102,700            5,356
Caremark Rx, Inc. *                                  245,350            9,593
Cephalon, Inc. * (g)                                 160,000            7,872
Charles River Laboratories
    International, Inc. * (g)                        138,668            6,570
Chico's FAS, Inc. * (g)                              169,400            8,924
Cintas Corp.                                         106,700            4,641
CNET Networks, Inc. * (g)                            506,720            5,574
Cognizant Technology Solutions
    Corp., Class A * (g)                             149,400            5,662
Corporate Executive Board Co.                        109,300            6,984
Covance, Inc. *                                      193,400            8,220
Cytyc Corp. *                                        298,700            7,483
D. R. Horton, Inc.                                   242,700            9,654
Dollar Tree Stores, Inc. *                           190,700            5,193
Education Management Corp. *                         160,000            5,110
Engineered Support Systems, Inc.                      93,300            5,412
Fastenal Co. (g)                                      86,700            5,213
Fidelity National Financial, Inc.                    185,400            8,124
Fiserv, Inc. *                                       198,700            7,600
Fisher Scientific International, Inc. * (g)          142,700            9,011
GameStop Corp., Class A * (g)                        193,400            3,692
Gentex Corp.                                         140,000            4,736
Gilead Sciences, Inc. *                              194,700            6,445
GlobalSantaFe Corp.                                  146,700            5,187
Hughes Supply, Inc.                                  248,000            7,535
International Rectifier Corp. * (g)                  170,700            6,682
ITT Industries, Inc.                                  72,000            6,141
Jabil Circuit, Inc. *                                314,700            7,417
Joy Global, Inc.                                     217,400            6,072
Laureate Education, Inc. *                           169,400            7,515
Lennar Corp., Class A (g)                            112,000            6,325
Manpower, Inc.                                        88,000            4,281
Michael's Stores, Inc. (g)                           229,400            7,054
National-Oilwell, Inc. * (g)                         158,700            5,853
Network Appliance, Inc. *                            129,100            4,111
Nextel Partners Inc., Class A * (g)                  413,400            8,223
North Fork Bancorp.                                  188,000            5,396
Plantronics, Inc.                                    146,700            5,459
Polo Ralph Lauren                                    205,400            8,000
Radio One, Inc., Class D * (g)                       305,400            4,795
Scientific-Atlanta, Inc. (g)                         165,400            5,013
Skyworks Solutions, Inc. *                           741,700            5,630
Stericycle, Inc. *                                    85,300            4,387
T. Rowe Price Group, Inc.                            136,000            8,139

                                   CONTINUED

MID CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

Tempur-Pedic International, Inc. *                   312,000     $      6,674
The Cheesecake Factory, Inc. * (g)                   148,050            4,792
The Valspar Corp. (g)                                 93,300            4,572
Thermo Electron Corp. *                              208,000            6,228
Varian Inc. *                                        132,000            5,271
Varian Medical Systems, Inc. *                       181,400            6,844
VeriSign, Inc. * (g)                                 186,700            4,824
WESCO International, Inc. *                          198,700            6,714
Williams-Sonoma, Inc. *                              166,700            5,768
XTO Energy, Inc.                                     165,370            5,938
Zebra Technologies Corp., Class A *                   69,875            3,559
                                                                 ------------

TOTAL COMMON STOCKS                                                   402,118
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (22.2%)

Pool of various securities for
    Fifth Third Funds                           $     92,474           92,474
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  92,474
                                                                 ------------

TOTAL INVESTMENTS (COST $408,852) + - 118.8%                          494,592

LIABILITIES IN EXCESS OF OTHER ASSETS - (18.8)%                       (78,251)

NET ASSETS - 100.0%                                              $    416,341
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                             QUALITY GROWTH FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS (99.9%)

3M Co.                                               252,000     $     21,259
Accenture Ltd., Class A *                            777,000           20,241
Agilent Technologies, Inc. *                       1,127,000           24,918
Amgen, Inc. *                                        249,000           15,498
Avaya, Inc. * (g)                                    994,000           14,264
Bank of New York Co., Inc.                           325,000            9,656
Best Buy Co., Inc.                                   464,000           24,959
Broadcom Corp., Class A * (g)                        836,000           26,610
Caremark Rx, Inc. *                                  240,000            9,384
Cintas Corp. (g)                                     590,000           25,665
Comverse Technology, Inc. * (g)                      443,000            9,901
Eaton Corp.                                          142,000            9,655
EMC Corp. *                                        2,468,000           32,331
Emerson Electric Corp.                               244,000           16,407
Exxon Mobil Corp.                                    204,000           10,526
Flextronics International Ltd. * (g)                 486,000            6,877
General Electric Corp.                               709,000           25,616
Genzyme Corp. *                                      342,000           19,908
Gilead Sciences, Inc. * (g)                          780,000           25,818
Goldman Sachs Group, Inc.                            321,000           34,620
Harley-Davidson, Inc.                                225,000           13,525
Henry Schein, Inc. *                                 293,000           19,941
Home Depot, Inc.                                     940,000           38,784
IBM Corp.                                            196,000           18,310
Illinois Tool Works, Inc.                            132,000           11,481
International Game Technology                        974,000           30,486
Jabil Circuit, Inc. *                                385,000            9,074
Juniper Networks, Inc. * (g)                         526,000           13,218
L-3 Communications Holdings, Inc. (g)                273,000           19,495
Lehman Brothers Holdings, Inc.                       180,000           16,414
Lowe's Cos., Inc. (g)                                173,000            9,859
Manpower, Inc.                                       614,000           29,871
Marriott International, Inc.                         158,000            9,982
Maxim Integrated Products, Inc. (g)                  518,000           20,207
Mellon Financial Corp.                               752,000           22,071
Microsoft Corp.                                    1,172,000           30,800
Motorola, Inc. (g)                                 1,445,000           22,745
Network Appliance, Inc. *                            305,000            9,711
Nordstrom, Inc.                                      471,000           22,726
Northern Trust Corp. (g)                             603,000           26,315
Rockwell Automation, Inc.                            139,000            7,874
Schlumberger Ltd. (g)                                145,000            9,866
Sysco Corp.                                          420,000           14,687
Teva Pharmaceutical Industries Ltd., ADR             941,000           27,035
Texas Instruments, Inc.                            1,497,000           34,745
United Technologies Corp.                            123,000           12,384
Varian Medical Systems, Inc. * (g)                   526,000           19,846
Wal-Mart Stores, Inc.                                338,000           17,711
WellPoint, Inc. *                                    127,000           15,431
Xilinx, Inc. (g)                                     603,000           17,602
Zimmer Holdings, Inc. *                              123,000            9,699
                                                                 ------------

TOTAL COMMON STOCKS                                                   966,008
                                                                 ------------

                                   CONTINUED

QUALITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

REPURCHASE AGREEMENTS (0.1%)

UBS Investment Bank, 2.45%, 2/1/05
    (Proceeds at maturity, $1,093,
    Collateralized by a U.S. Treasury
    security)                                   $      1,093     $      1,093
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                             1,093
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (7.2%)

Pool of various securities for
    Fifth Third Funds                                 69,123           69,123
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  69,123
                                                                 ------------

TOTAL INVESTMENTS (COST $918,859) + - 107.2%                        1,036,224

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.2)%                        (69,867)
                                                                 ------------

NET ASSETS - 100.0%                                              $    966,357
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

                                                             LARGE CAP CORE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS (94.9%)

ACE Ltd. (g)                                          23,243     $      1,009
Adolph Coors Co. (g)                                   8,250              615
Allstate Corp.                                        19,212              969
Altria Group, Inc.                                     9,026              576
American International Group, Inc.                    32,077            2,125
Applied Materials, Inc. * (g)                         41,050              653
Archer-Daniels-Midland Co. (g)                        44,538            1,078
Autoliv, Inc.                                          5,966              281
Automatic Data Processing, Inc.                       22,405              974
Ball Corp.                                            22,593              965
Bank of America Corp.                                 48,212            2,236
Bausch & Lomb, Inc. (g)                               15,415            1,124
Becton, Dickinson & Co.                               17,494              991
BellSouth Corp.                                       22,800              598
Black & Decker Corp.                                   3,150              260
BMC Software, Inc. *                                  53,422              899
Boeing Co. (g)                                        19,193              971
Cardinal Health, Inc.                                 10,300              580
ChevronTexaco Corp.                                   30,087            1,637
CIGNA Corp. (g)                                       12,181              978
Cisco Systems, Inc. *                                 29,088              525
Citigroup, Inc.                                       34,157            1,675
Coca-Cola Co.                                         10,621              441
Computer Sciences Corp. *                             17,627              908
ConocoPhillips                                        12,931            1,200
Constellation Energy Group, Inc.                      22,733            1,137
Deere & Co.                                           13,355              927
Dell, Inc. *                                          14,688              613
Doral Financial Corp. (g)                              5,246              227
Eaton Corp.                                           13,732              934
Emerson Electric Corp.                                11,650              783
Exxon Mobil Corp.                                     68,427            3,530
Federated Department Stores, Inc.                     15,500              880
FedEx Corp.                                            3,194              306
First Energy Corp.                                    25,149            1,000
Ford Motor Co.                                        67,872              894
Gap, Inc. (g)                                          2,812               62
General Dynamics Corp.                                 3,000              310
General Electric Corp.                                46,551            1,681
Gillette Co.                                          21,600            1,095
Harris Corp.                                           5,146              333
Home Depot, Inc.                                      14,114              582
IBM Corp.                                             20,663            1,931
IMS Health, Inc.                                      20,271              474
Ingersoll-Rand Co., Class A                            5,333              397
Intel Corp.                                           80,021            1,797
International Flavors &
    Fragrances, Inc.                                   5,800              245
J.C. Penney Co., Inc.                                 24,001            1,025
J.P. Morgan Chase & Co.                               46,613            1,740
Jefferson-Pilot Corp.                                 19,123              954
Johnson & Johnson                                     35,565            2,301
Kellogg Co.                                           22,249              993
Kimberly-Clark Corp.                                  15,099              989
Lincoln National Corp.                                21,286              982
Masco Corp.                                           27,201            1,001

                                   CONTINUED

                                                             LARGE CAP CORE FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

MBNA Corp.                                            35,248     $        937
McDonald's Corp.                                      30,993            1,004
McGraw-Hill Cos., Inc.                                10,855              982
Medco Health Solutions, Inc. *                        23,886            1,017
Merck & Co., Inc.                                     25,634              719
Mercury General Corp.                                  4,146              236
MetLife, Inc.                                         24,528              975
Microsoft Corp. (a)                                  117,927            3,099
Motorola, Inc.                                        57,770              909
National City Corp.                                   26,462              941
NCR Corp. *                                           28,706              981
Nordstrom, Inc.                                       21,263            1,027
Occidental Petroleum Corp.                            17,026              994
PepsiCo, Inc.                                         26,269            1,411
Pfizer, Inc.                                          88,315            2,134
Phelps Dodge Corp.                                     3,856              371
Pitney Bowes, Inc.                                    18,850              843
PPG Industries, Inc.                                  14,578            1,002
Procter & Gamble Co.                                  14,646              780
Progressive Corp.                                     11,700              979
Prudential Financial, Inc.                            18,079              975
Reynolds American, Inc. (g)                            9,681              779
Rohm & Haas Co.                                       10,800              478
SBC Communications, Inc.                              25,368              603
Schlumberger Ltd.                                     14,579              992
Sempra Energy                                         27,089            1,008
Tektronix, Inc.                                       18,997              547
Tellabs, Inc. * (g)                                   74,000              527
Texas Instruments, Inc.                               34,828              808
The Dun & Bradstreet Corp *                            5,331              310
Time Warner, Inc. *                                   71,047            1,279
Tyco International Ltd. (g)                           34,474            1,246
Tyson Foods, Inc., Class A                            14,581              250
United Parcel Service, Inc.                            4,941              369
United Technologies Corp.                             10,287            1,036
UnitedHealth Group, Inc.                              12,529            1,114
Verizon Communications, Inc.                          39,000            1,388
Vulcan Materials Co.                                   1,713               97
Wachovia Corp.                                        25,502            1,399
Wal-Mart Stores, Inc. (a)                             18,624              976
WellPoint, Inc. *                                      8,640            1,050
Wells Fargo & Co.                                     24,461            1,499
Wendy's International, Inc.                           11,450              449
Weyerhaeuser Co.                                      14,782              922
Xerox Corp. * (g)                                     58,415              928
YUM! Brands, Inc.                                     20,956              971
                                                                 ------------

TOTAL COMMON STOCKS                                                    97,732
                                                                 ------------

                                   CONTINUED

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

REPURCHASE AGREEMENTS (5.0%)

UBS Investment Bank, 2.45%, 2/1/05
    (Proceeds at maturity, $5,154,
    Collateralized by various U.S. Treasury
    securities)                                 $      5,154     $      5,154
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                             5,154
                                                                 ------------

MONEY MARKETS (0.0%)

Dreyfus Cash Management Money
    Market Fund                                            1               --#
                                                                 ------------

TOTAL MONEY MARKETS                                                        --#
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (8.6%)

Pool of various securities for
    Fifth Third Funds                           $      8,804            8,804
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                   8,804
                                                                 ------------

TOTAL INVESTMENTS (COST $95,705) + - 108.5%                           111,690

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.5)%                         (8,774)
                                                                 ------------

NET ASSETS - 100.0%                                              $    102,916
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS (98.9%)

3M Co.                                                32,721     $      2,760
Abbott Laboratories                                   65,345            2,942
ACE Ltd. (g)                                          11,987              520
ADC Telecommunications, Inc. *                        33,866               87
Adobe Systems, Inc. (g)                               10,121              576
Adolph Coors Co. (g)                                   1,591              119
Advanced Micro Devices, Inc. * (g)                    16,310              258
AES Corp. *                                           27,114              381
Aetna, Inc. (g)                                        6,222              791
Affiliated Computer Services, Inc.,
    Class A * (g)                                      5,404              293
AFLAC, Inc.                                           21,391              845
Agilent Technologies, Inc. *                          20,501              454
Air Products and Chemicals, Inc.                       9,598              565
Alberto-Culver Co., Class B                            3,870              210
Albertson's, Inc.                                     15,529              355
Alcoa, Inc.                                           36,704            1,084
Allegheny Energy, Inc. * (g)                           5,881              114
Allegheny Technologies, Inc.                           4,042               97
Allergan, Inc.                                         5,560              422
Allied Waste Industries, Inc. * (g)                   13,150              109
Allstate Corp.                                        28,755            1,450
Alltel Corp.                                          12,555              691
Altera Corp. * (g)                                    15,697              301
Altria Group, Inc. (g)                                86,165            5,501
AMBAC Financial Group, Inc.                            4,576              352
Amerada Hess Corp. (g)                                 3,850              334
Ameren Corp. (g)                                       8,190              410
American Electric Power Co.                           16,695              588
American Express Co.                                  52,763            2,815
American International Group, Inc.                   109,539            7,262
American Power Conversion Corp.                        7,324              156
American Standard Companies, Inc. *                    9,035              362
AmerisourceBergen Corp. (g)                            4,375              255
Amgen, Inc. *                                         53,409            3,324
AmSouth Bancorp. (g)                                  14,930              372
Anadarko Petroleum Corp.                              10,561              699
Analog Devices, Inc.                                  15,971              573
Andrew Corp. *                                         6,724               88
Anheuser-Busch Co., Inc. (g)                          33,233            1,634
Aon Corp. (g)                                         13,340              303
Apache Corp.                                          13,761              749
Apartment Investment &
    Management Co. (g)                                 3,967              142
Apollo Group, Inc., Class A * (g)                      7,801              610
Apple Computer, Inc. *                                16,917            1,301
Applied Biosystems Group                               8,536              171
Applied Materials, Inc. * (g)                         71,659            1,139
Applied Micro Circuits Corp. *                        13,711               45
Archer-Daniels-Midland Co. (g)                        27,477              665
Ashland, Inc.                                          3,001              184
AT&T Corp. (g)                                        33,564              644
Autodesk, Inc. (g)                                     9,582              281
Automatic Data Processing, Inc.                       24,647            1,072
AutoNation, Inc. *                                    11,276              215
AutoZone, Inc. * (g)                                   3,243              289
Avaya, Inc. *                                         19,215              276
Avery Dennison Corp.                                   4,669              281

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

Avon Products, Inc. (g)                               19,953     $        842
Baker Hughes, Inc.                                    14,089              610
Ball Corp.                                             4,745              203
Bank of America Corp.                                169,922            7,878
Bank of New York Co., Inc.                            32,832              975
Bausch & Lomb, Inc. (g)                                2,224              162
Baxter International, Inc.                            25,940              876
BB&T Corp. (g)                                        23,388              923
Bear, Stearns & Co., Inc.                              4,350              440
Becton, Dickinson & Co.                               10,572              599
Bed Bath & Beyond, Inc. *                             12,689              511
BellSouth Corp.                                       77,237            2,027
Bemis Co.                                              4,483              130
Best Buy Co., Inc.                                    13,716              738
Big Lots, Inc. *                                       4,792               54
Biogen Idec, Inc. * (g)                               13,924              905
Biomet, Inc.                                          10,720              455
BJ Services Co. (g)                                    6,826              328
Black & Decker Corp.                                   3,357              276
BMC Software, Inc. *                                   9,373              158
Boeing Co. (g)                                        35,413            1,792
Boston Scientific Corp. *                             35,530            1,175
Bristol-Myers Squibb Co. (g)                          82,065            1,924
Broadcom Corp., Class A *                             13,596              433
Brown-Forman Corp.                                     5,123              247
Brunswick Corp.                                        4,039              186
Burlington Northern Santa Fe Corp.                    15,706              757
Burlington Resources, Inc.                            16,127              705
C.R. Bard, Inc.                                        4,427              300
Calpine Corp. * (g)                                   22,849               76
Campbell Soup Co.                                     17,325              508
Capital One Financial Corp. (g)                       10,191              798
Cardinal Health, Inc.                                 18,162            1,023
Caremark Rx, Inc. *                                   19,049              745
Carnival Corp. (g)                                    26,707            1,539
Caterpillar, Inc. (g)                                 14,211            1,266
Cendant Corp.                                         44,548            1,049
Centerpoint Energy, Inc. (g)                          13,132              148
Centex Corp. (g)                                       5,217              320
CenturyTel, Inc.                                       5,655              184
Charles Schwab Corp.                                  55,734              626
ChevronTexaco Corp.                                   89,040            4,845
Chiron Corp. *                                         7,932              261
Chubb Corp.                                            8,057              600
Ciena Corp. *                                         23,740               61
CIGNA Corp. (g)                                        5,510              442
Cincinnati Financial Corp.                             7,113              314
Cinergy Corp.                                          7,615              307
Cintas Corp. (g)                                       7,234              315
Circuit City Stores, Inc.                              8,321              119
Cisco Systems, Inc. * (g)                            276,965            4,995
CIT Group, Inc.                                        8,902              359
Citigroup, Inc.                                      218,519           10,719
Citizens Communications Co. (g)                       13,898              187
Citrix System, Inc. *                                  7,068              152
Clear Channel Communications, Inc.                    24,089              781
Clorox Co.                                             6,401              380
CMS Energy Corp. * (g)                                 8,138               86

                                   CONTINUED

                                                               EQUITY INDEX FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

Coach, Inc. *                                          7,945     $        446
Coca-Cola Co.                                        101,757            4,221
Coca-Cola Enterprises, Inc.                           19,797              435
Colgate-Palmolive Co.                                 22,406            1,177
Comcast Corp., Class A * (g)                          93,247            3,002
Comerica, Inc.                                         7,236              419
Compass Bancshares, Inc.                               5,104              239
Computer Associates International, Inc. (g)           24,704              672
Computer Sciences Corp. *                              7,968              411
Compuware Corp. *                                     16,147              111
Comverse Technology, Inc. *                            8,269              185
ConAgra, Inc.                                         21,449              633
ConocoPhillips                                        29,049            2,695
Consolidated Edison, Inc. (g)                         10,182              447
Constellation Energy Group, Inc.                       7,404              370
Convergys Corp. *                                      5,973               85
Cooper Industries Ltd.                                 3,613              251
Cooper Tire & Rubber Co.                               3,108               67
Corning, Inc. * (g)                                   58,830              644
Costco Wholesale Corp.                                19,460              920
Countrywide Credit Industries, Inc.                   24,462              905
CSX Corp.                                              9,074              363
Cummins Engine, Inc.                                   1,853              144
CVS Corp.                                             16,857              781
Dana Corp.                                             6,356              101
Danaher Corp. (g)                                     13,011              714
Darden Restaurants, Inc.                               6,597              195
Deere & Co.                                           10,473              727
Dell, Inc. *                                         104,456            4,361
Delphi Automotive Systems Corp. (g)                   23,689              180
Delta Air Lines, Inc. * (g)                            5,190               28
Devon Energy Corp.                                    20,407              830
Dillards Department Stores, Inc.                       3,469               91
Dollar General Corp. (g)                              13,877              280
Dominion Resources, Inc.                              13,923              966
Dover Corp.                                            8,598              329
Dow Chemical Co.                                      39,631            1,970
Dow Jones & Co.                                        3,487              133
DTE Energy Co.                                         7,326              321
Duke Energy Corp. (g)                                 40,494            1,084
Dynegy, Inc. *                                        15,719               70
E*TRADE Financial Corp. *                             15,714              216
E. I. du Pont de Nemours & Co.                        41,603            1,978
Eastman Chemical Co.                                   3,270              177
Eastman Kodak Co. (g)                                 12,100              400
Eaton Corp.                                            6,397              435
eBay, Inc. *                                          27,884            2,273
Ecolab, Inc.                                          10,873              366
Edison International, Inc. (g)                        13,744              446
El Paso Energy Corp. (g)                              27,099              295
Electronic Arts, Inc. *                               12,815              825
Electronic Data Systems Corp. (g)                     21,633              463
Eli Lilly & Co.                                       47,698            2,587
EMC Corp. *                                           99,814            1,308
Emerson Electric Corp.                                17,730            1,192
Engelhard Corp.                                        5,190              156
Entergy Corp.                                          9,211              640
EOG Resources, Inc.                                    4,947              367

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

Equifax, Inc.                                          5,718     $        162
Equity Office Properties Trust                        17,029              477
Exelon Corp. (g)                                      27,840            1,231
Express Scripts, Inc. *                                3,277              243
Exxon Mobil Corp.                                    271,277           13,999
Family Dollar Stores, Inc.                             7,054              236
Fannie Mae                                            40,828            2,637
Federated Department Stores, Inc.                      7,165              407
Federated Investors, Inc.                              4,591              135
FedEx Corp.                                           12,674            1,212
Fifth Third Bancorp. (b)                              23,551            1,094
First Data Corp.                                      34,885            1,421
First Energy Corp.                                    13,910              553
First Horizon National Corp.                           5,215              222
Fiserv, Inc. *                                         8,248              315
Fisher Scientific International, Inc. *                4,851              306
Fluor Corp. (g)                                        3,477              186
Ford Motor Co.                                        77,206            1,017
Forest Laboratories, Inc. *                           15,627              649
Fortune Brands, Inc.                                   6,073              510
FPL Group, Inc. (g)                                    7,812              599
Franklin Resources, Inc.                              10,526              714
Freddie Mac                                           28,975            1,892
Freeport-McMoRan Copper & Gold,
    Inc., Class B (g)                                  7,479              275
Freescale Semiconductor, Inc. *                       15,567              272
Gannett, Inc.                                         10,686              855
Gap, Inc. (g)                                         36,988              814
Gateway, Inc. *                                       15,774               75
General Dynamics Corp.                                 8,434              871
General Electric Corp. (a)                           444,625           16,065
General Mills, Inc.                                   15,306              811
General Motors Corp. (g)                              23,838              877
Genuine Parts Co.                                      7,398              313
Genzyme Corp. *                                        9,623              560
Georgia Pacific Corp.                                 10,847              348
Gilead Sciences, Inc. *                               18,172              601
Gillette Co.                                          41,685            2,114
Golden West Financial Corp. (g)                       12,884              833
Goldman Sachs Group, Inc.                             20,275            2,187
Goodrich Corp.                                         5,019              172
Goodyear Tire & Rubber Co. * (g)                       7,325              113
Great Lakes Chemical Corp.                             2,207               58
Guidant Corp.                                         13,385              970
H & R Block, Inc. (g)                                  6,960              336
H.J. Heinz Co.                                        14,751              558
Halliburton Co. (g)                                   21,084              867
Harley-Davidson, Inc.                                 12,450              748
Harrah's Entertainment, Inc. (g)                       4,723              299
Hartford Financial Services Group, Inc. (g)           12,370              832
Hasbro, Inc.                                           7,463              146
HCA, Inc.                                             17,725              789
Health Management Associates, Inc.,
    Class A                                           10,201              225
Hercules, Inc. * (g)                                   4,861               71
Hershey Foods Corp.                                   10,388              608
Hewlett-Packard Co. (g)                              127,400            2,496
Hilton Hotels Corp.                                   16,229              361

                                   CONTINUED

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

Home Depot, Inc.                                      92,065     $      3,798
Honeywell International, Inc.                         36,271            1,305
Hospira, Inc. *                                        6,593              190
Humana, Inc. *                                         6,736              231
Huntington Bancshares                                  9,675              222
IBM Corp.                                             69,985            6,537
Illinois Tool Works, Inc.                             12,476            1,085
IMS Health, Inc.                                       9,879              231
Ingersoll-Rand Co., Class A                            7,025              523
Intel Corp.                                          266,130            5,976
International Flavors & Fragrances, Inc.               3,977              168
International Game Technology                         14,544              455
International Paper Co.                               20,515              802
Interpublic Group Cos., Inc. * (g)                    17,793              232
Intuit, Inc. *                                         8,087              315
ITT Industries, Inc.                                   3,897              332
J.C. Penney Co., Inc.                                 12,167              520
J.P. Morgan Chase & Co. (g)                          149,646            5,586
Jabil Circuit, Inc. *                                  8,424              199
Janus Capital Group, Inc.                              9,956              148
JDS Uniphase Corp. * (g)                              60,565              130
Jefferson-Pilot Corp.                                  5,754              287
Johnson & Johnson                                    124,736            8,071
Johnson Controls, Inc.                                 8,030              475
Jones Apparel Group, Inc.                              5,277              177
KB Home                                                1,955              212
Kellogg Co.                                           17,435              778
Kerr-McGee Corp.                                       6,377              394
KeyCorp                                               17,162              574
KeySpan Corp.                                          6,749              266
Kimberly-Clark Corp.                                  20,442            1,339
Kinder Morgan, Inc.                                    5,212              391
King Pharmaceuticals, Inc. *                          10,258              108
KLA-Tencor Corp. * (g)                                 8,291              383
Knight-Ridder, Inc.                                    3,251              212
Kohl's Corp. *                                        14,421              678
Kroger Co. *                                          31,191              533
L-3 Communications Holdings, Inc.                      4,859              347
Laboratory Corp. of America Holdings *                 5,894              282
Leggett & Platt, Inc.                                  8,076              230
Lehman Brothers Holdings, Inc.                        11,449            1,044
Lexmark International, Inc. *                          5,464              455
Limited Brands, Inc.                                  17,042              404
Lincoln National Corp.                                 7,431              343
Linear Technology Corp.                               12,977              490
Liz Claiborne, Inc.                                    4,506              189
Lockheed Martin Corp.                                 18,365            1,062
Loews Corp.                                            7,829              532
Louisiana-Pacific Corp.                                4,675              120
Lowe's Cos., Inc.                                     32,482            1,851
LSI Logic Corp. *                                     15,914               97
Lucent Technologies, Inc. * (g)                      188,198              614
M&T Bank Corp. (g)                                     4,940              506
Manor Care, Inc.                                       3,675              127
Marathon Oil Corp.                                    14,600              565
Marriott International, Inc. (g)                       9,281              586
Marsh & McLennan Cos.,Inc. (g)                        21,977              714
Marshall & Ilsley Corp.                                9,405              403

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

Masco Corp. (g)                                       18,929     $        697
Mattel, Inc.                                          17,482              340
Maxim Integrated Products, Inc.                       13,705              535
May Department Stores Co.                             12,317              418
Maytag Corp. (g)                                       3,415               54
MBIA, Inc.                                             5,683              340
MBNA Corp.                                            53,903            1,433
McCormick & Co.                                        5,753              214
McDonald's Corp.                                      53,013            1,717
McGraw-Hill Cos., Inc.                                 8,013              725
McKesson, Inc.                                        12,397              428
MeadWestvaco Corp.                                     8,505              246
Medco Health Solutions, Inc. *                        11,490              489
MedImmune, Inc. *                                     10,507              249
Medtronic, Inc. (g)                                   51,021            2,678
Mellon Financial Corp.                                17,906              526
Merck & Co., Inc.                                     92,864            2,605
Mercury Interactive Corp. *                            3,570              156
Meredith Corp.                                         2,119              102
Merrill Lynch & Co., Inc.                             39,210            2,355
MetLife, Inc.                                         31,064            1,235
MGIC Investment Corp.                                  4,156              266
Micron Technology, Inc. * (g)                         25,823              269
Microsoft Corp.                                      457,287           12,019
Millipore Corp. *                                      2,055               89
Molex, Inc.                                            8,013              230
Monsanto Co.                                          11,273              610
Monster Worldwide, Inc. *                              4,979              156
Moody's Corp.                                          6,242              523
Morgan Stanley                                        46,341            2,593
Motorola, Inc.                                       102,346            1,611
Mylan Laboratories, Inc. (g)                          11,233              187
Nabors Industries Ltd. *                               6,289              317
National City Corp.                                   28,587            1,016
National Semiconductor Corp.                          15,125              256
Navistar International Corp. * (g)                     2,988              116
NCR Corp. *                                            7,956              272
Network Appliance, Inc. *                             15,097              481
New York Times Co. (g)                                 6,179              240
Newell Rubbermaid, Inc. (g)                           11,626              250
Newmont Mining Corp. (g)                              18,705              778
News Corp., Class A  (g)                             109,822            1,867
Nextel Communications, Inc., Class A *                46,976            1,348
NICOR, Inc.                                            1,836               68
Nike, Inc., Class B (g)                               11,111              963
NiSource, Inc.                                        11,120              255
Noble Corp. *                                          5,640              301
Nordstrom, Inc.                                        5,904              285
Norfolk Southern Corp.                                16,611              580
North Fork Bancorp.                                   19,751              567
Northern Trust Corp.                                   9,285              405
Northrop Grumman Corp.                                15,536              806
Novell, Inc. *                                        16,633               96
Novellus Systems, Inc. *                               5,965              156
Nucor Corp. (g)                                        6,694              376
NVIDIA Corp. * (g)                                     6,910              158
Occidental Petroleum Corp.                            16,521              964
Office Depot, Inc. *                                  13,174              228

                                   CONTINUED

                                                               EQUITY INDEX FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

Officemax, Inc. (g)                                    3,689     $        109
Omnicom Group, Inc.                                    7,902              671
Oracle Corp. *                                       215,792            2,971
PACCAR, Inc.                                           7,324              518
Pactiv Corp. *                                         6,262              139
Pall Corp.                                             5,343              144
Parametric Technology Corp. * (g)                     10,962               62
Parker Hannifin Corp.                                  5,045              329
Paychex, Inc.                                         15,962              487
People's Energy Corp.                                  1,616               69
Pepsi Bottling Group, Inc.                            10,738              294
PepsiCo, Inc.                                         70,840            3,804
PerkinElmer, Inc.                                      5,359              123
Pfizer, Inc.                                         316,720            7,652
PG&E Corp. * (g)                                      16,904              592
Phelps Dodge Corp. (g)                                 3,969              382
Pinnacle West Capital Corp.                            3,897              163
Pitney Bowes, Inc.                                     9,741              436
Plum Creek Timber Co., Inc.                            7,745              277
PMC-Sierra, Inc. *                                     7,625               78
PNC Financial Services Group                          11,913              642
Power-One, Inc. *                                      3,508               26
PPG Industries, Inc.                                   7,250              499
PPL Corp.                                              7,967              430
Praxair, Inc.                                         13,716              592
Principal Financial Group                             12,639              513
Procter & Gamble Co.                                 106,596            5,675
Progress Energy, Inc.                                 10,411              461
Progressive Corp.                                      8,442              706
Providian Financial Corp. *                           12,200              203
Prudential Financial, Inc.                            21,452            1,156
Public Service Enterprise Group, Inc. (g)             10,004              528
Pulte Homes, Inc.                                      5,358              354
QLogic Corp. *                                         3,871              148
QUALCOMM, Inc.                                        69,213            2,577
Quest Diagnostics, Inc.                                4,300              410
Qwest Communications International, Inc. *            76,706              322
R.R. Donnelley & Sons Co.                              9,220              308
RadioShack Corp.                                       6,749              224
Raytheon Co.                                          19,035              712
Reebok International Ltd.                              2,504              112
Regions Financial Corp.                               19,490              624
Reynolds American, Inc. (g)                            6,247              502
Robert Half International, Inc. (g)                    7,285              221
Rockwell Automation, Inc.                              7,786              441
Rockwell Collins, Inc.                                 7,476              321
Rohm & Haas Co. (g)                                    9,478              419
Rowan Cos., Inc. *                                     4,412              124
Ryder Systems, Inc. (g)                                2,723              124
Sabre Group Holdings Corp., Class A                    5,742              121
SAFECO Corp.                                           5,305              246
Safeway, Inc. *                                       18,869              356
Sanmina-SCI Corp. *                                   21,722              134
Sara Lee Corp.                                        32,498              763
SBC Communications, Inc.                             139,801            3,322
Schering-Plough Corp.                                 62,127            1,153
Schlumberger Ltd.                                     24,911            1,695
Scientific-Atlanta, Inc.                               6,410              194

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

Sealed Air Corp. *                                     3,511     $        180
Sears Roebuck & Co.                                    8,498              427
Sempra Energy                                          9,777              364
Sherwin-Williams Co.                                   6,000              259
Siebel Systems, Inc. *                                21,369              186
Sigma-Aldrich Corp. (g)                                2,880              181
SLM Corp.                                             17,952              901
Snap-On, Inc.                                          2,387               79
Solectron Corp. * (g)                                 40,459              201
Southern Co. (g)                                      31,120            1,051
Southwest Airlines Co.                                33,385              483
Sovereign Bancorp, Inc.                               14,499              330
Sprint Corp. (g)                                      62,253            1,483
St. Jude Medical, Inc. *                              14,939              587
St. Paul Cos.                                         28,215            1,059
Stanley Works                                          3,417              163
Staples, Inc.                                         21,003              688
Starbucks Corp. *                                     16,773              906
Starwood Hotels & Resorts Worldwide, Inc.              8,786              509
State Street Corp.                                    13,705              614
Stryker Corp.                                         16,931              832
Sun Microsystems, Inc. *                             140,377              612
SunGard Data Systems, Inc. *                          12,180              328
Sunoco, Inc. (g)                                       3,180              278
SunTrust Banks, Inc.                                  15,572            1,121
SUPERVALU, Inc. (g)                                    5,747              182
Symantec Corp. *                                      26,596              621
Symbol Technologies, Inc.                             10,163              186
Synovus Financial Corp.                               13,033              354
Sysco Corp.                                           26,983              943
T. Rowe Price Group, Inc.                              5,378              322
Target Corp.                                          37,651            1,912
Teco Energy, Inc. (g)                                  8,249              132
Tektronix, Inc.                                        3,935              113
Tellabs, Inc. * (g)                                   19,493              139
Temple-Inland, Inc. (g)                                2,384              152
Tenet Healthcare Corp. * (g)                          19,664              195
Teradyne, Inc. *                                       8,140              114
Texas Instruments, Inc.                               72,055            1,673
Textron, Inc.                                          5,851              421
The Walt Disney Co.                                   85,814            2,457
Thermo Electron Corp. *                                6,903              207
Tiffany & Co.                                          6,173              194
Time Warner, Inc. * (g)                              192,904            3,472
TJX Companies, Inc.                                   19,675              493
Torchmark Corp. (g)                                    4,620              252
Toys 'R' Us, Inc. *                                    8,951              192
Transocean, Inc. * (g)                                13,553              596
Tribune Co.                                           13,433              537
TXU Corp. (g)                                         10,013              693
Tyco International Ltd. (g)                           84,750            3,063
U.S. Bancorp. (g)                                     78,494            2,359
U.S.T., Inc.                                           6,973              353
Union Pacific Corp.                                   10,939              652
Unisys Corp. *                                        14,229              112
United Parcel Service, Inc.                           47,121            3,519
United States Steel Corp. (g)                          4,787              248
United Technologies Corp.                             21,349            2,149

                                   CONTINUED

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

UnitedHealth Group, Inc.                              27,506     $      2,445
Univision Communications, Inc. * (g)                  13,622              372
Unocal Corp.                                          11,180              532
UNUMProvident Corp.                                   12,456              214
V.F. Corp.                                             4,655              247
Valero Energy                                         10,790              561
VERITAS Software Corp. *                              17,432              448
Verizon Communications, Inc.                         116,202            4,136
Viacom, Inc.                                          71,656            2,676
Visteon Corp.                                          5,137               38
Vulcan Materials Co.                                   4,291              242
W.W. Grainger, Inc.                                    3,854              236
Wachovia Corp.                                        67,280            3,690
Wal-Mart Stores, Inc. (g)                            178,240            9,339
Walgreen Co. (g)                                      42,621            1,816
Washington Mutual, Inc.                               36,802            1,484
Waste Management, Inc.                                23,705              688
Waters Corp. *                                         4,972              244
Watson Pharmaceuticals, Inc. *                         4,559              136
WellPoint, Inc. *                                     12,313            1,496
Wells Fargo & Co.                                     71,223            4,366
Wendy's International, Inc.                            4,752              186
Weyerhaeuser Co.                                      10,102              630
Whirlpool Corp.                                        2,774              189
Williams Cos., Inc. (g)                               23,460              394
Wm. Wrigley Jr. Co.                                    9,481              667
Worthington Industries, Inc.                              29                1
Wyeth                                                 56,267            2,230
Xcel Energy, Inc. (g)                                 16,872              307
Xerox Corp. * (g)                                     40,104              637
Xilinx, Inc. (g)                                      14,653              428
XL Capital Ltd., Class A                               5,838              437
XTO Energy, Inc.                                      10,500              377
Yahoo, Inc. * (g)                                     58,032            2,043
YUM! Brands, Inc.                                     12,263              568
Zimmer Holdings, Inc. *                               10,339              815
Zions Bancorp.                                         3,783              257
                                                                 ------------

TOTAL COMMON STOCKS                                                   461,321
                                                                 ------------

                                   CONTINUED

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

REAL ESTATE INVESTMENT TRUSTS (0.3%)

Archstone-Smith Trust                                  8,066     $        277
Equity Residential Properties Trust                   11,860              374
ProLogis                                               7,680              293
Simon Property Group, Inc.                             9,326              553
                                                                 ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS                                     1,497
                                                                 ------------

REPURCHASE AGREEMENTS (0.7%)

UBS Investment Bank, 2.45%, 2/1/05
    (Proceeds at maturity, $3,119,
    Collateralized by various U.S. Treasury
    securities)                                 $      3,119            3,119
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                             3,119
                                                                 ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (18.0%)

Pool of various securities for
    Fifth Third Funds                                 83,790           83,790
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  83,790
                                                                 ------------

TOTAL INVESTMENTS (COST $331,880) + - 117.9%                          549,727

LIABILITIES IN EXCESS OF OTHER ASSETS - (17.9)%                       (83,473)
                                                                 ------------

NET ASSETS - 100.0%                                              $    466,254
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

                                                                   BALANCED FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

COMMERCIAL PAPER (0.5%)
Nestle Capital Corp., 2.28%, 2/10/05 ** (f)     $        770     $        770
                                                                 ------------

TOTAL COMMERCIAL PAPER                                                    770
                                                                 ------------

COMMON STOCKS (63.7%)

Abbott Laboratories                                   89,517            4,030
Air Products and Chemicals, Inc.                      38,878            2,290
Allstate Corp.                                        47,472            2,394
Alltel Corp.                                          30,000            1,651
Bank of America Corp.                                 99,583            4,618
Check Point Software Technologies Ltd. *             109,912            2,669
Citigroup, Inc.                                       34,981            1,716
Diebold, Inc.                                         38,586            2,077
Emerson Electric Corp.                                30,425            2,046
Exxon Mobil Corp.                                     73,070            3,770
FedEx Corp. (g)                                       21,511            2,058
FPL Group, Inc. (g)                                    9,693              743
General Electric Corp.                               180,998            6,540
Guidant Corp.                                         41,033            2,974
Honeywell International, Inc.                        106,872            3,845
IBM Corp.                                             53,487            4,997
Johnson & Johnson                                     60,840            3,937
McDonald's Corp.                                     129,802            4,204
Medco Health Solutions, Inc. *                        63,548            2,705
Microsoft Corp.                                      190,393            5,004
Noble Corp. *                                         23,673            1,263
Omnicom Group, Inc.                                   44,362            3,766
PepsiCo, Inc.                                         47,281            2,539
Praxair, Inc.                                         51,025            2,202
Procter & Gamble Co.                                  31,831            1,694
Prudential Financial, Inc.                            19,532            1,053
Schlumberger Ltd. (g)                                 31,300            2,130
Sherwin-Williams Co.                                  49,794            2,151
Synovus Financial Corp.                               99,310            2,694
Target Corp.                                          33,310            1,691
United Technologies Corp.                             44,547            4,485
Verizon Communications, Inc.                          43,695            1,555
Viacom, Inc., Class A (g)                             48,253            1,816
Wal-Mart Stores, Inc.                                 38,119            1,997
Walgreen Co. (g)                                      76,404            3,256
Weatherford International Ltd. * (g)                  31,898            1,731
Wells Fargo & Co.                                     81,450            4,993
                                                                 ------------

TOTAL COMMON STOCKS                                                   105,284
                                                                 ------------

CORPORATE BONDS (25.8%)

AIG Sunamerica Global Finance, 6.90%,
    3/15/32 (g)                                 $        675              816
Alliant Master Trust, Series 2000-1A,
    Class A, 2.89%, 6/20/06  (d)(e)                    2,000            2,000
AOL Time Warner, Inc., 7.70%,
    5/1/32                                               125              156
Bear Stearns Adjustable Rate Mortgage
    Trust, Series 2004-10, Class 12A3,
    4.74%, 1/25/35 (d)                                   980              985

                                   CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

CORPORATE BONDS, CONTINUED

Bear Stearns Asset Backed Securities,
    Inc., Series 2004-HE3, Class 1A1, 2.70%,
    5/25/31 (d)                                 $      1,547     $      1,547
Bear Stearns Commercial Mortgage
    Securities, Inc., Series 2000-WF2, Class
    A1, 7.11%, 10/15/32                                  635              677
Bear Stearns Commercial Mortgage
    Securities, Inc., Series 2004-T14, Class
    A4, 5.20%, 1/12/41 (d)                               700              728
Chase Manhattan Auto Owner Trust,
    1.52%, 5/15/07                                       907              900
Chase Mortgage Finance Corp., 5.00%,
    11/25/33                                           2,819            2,801
Citigroup, Inc., 6.50%, 2/7/06                           500              516
Cox Communications, Inc., 5.50%,
    10/1/15                                              175              175
Credit Suisse First Boston Mortgage
    Securities Corp., Series 1997-C2, Class
    A2, 6.52%, 1/17/35                                   156              160
DaimlerChrysler, 8.50%, 1/18/31                          140              179
Devon Energy Corp., 7.95%, 4/15/32                       200              262
Equity One ABS, Inc., Series 2004-1,
    Class AF4, 4.14%, 4/25/34 (d)                      1,000              999
First Franklin Mortgage Loan, 2.47%,
    7/25/33 (d)                                          432              431
Ford Motor Co., 7.45%, 7/16/31 (g)                       115              115
France Telecom, 9.25%, 3/1/31                            200              277
Gazprom International, 7.20%, 2/1/20 (e)                 110              117
General Electric Capital Corp., 6.75%,
    3/15/32                                              175              210
General Motors, 8.38%, 7/15/33                            50               50
General Motors Acceptance Corp.,
    6.88%, 9/15/11                                       145              146
General Motors Acceptance Corp.,
    Mortgage Corp. Loan Trust, 2.36%,
    12/25/20                                           2,247            2,245
General Motors Acceptance Corp.,
    Mortgage Corp. Loan Trust, 4.34%,
    11/1/34                                              385              385
General Motors Acceptance Corp.,
    Mortgage Corp. Loan Trust, 2.72%,
    2/25/35 (d)                                        1,000            1,002
Green Tree Financial Corp., 7.60%,
    6/15/25                                              270              290
Green Tree Financial Corp., Series
    1998-6, Class A, 6.27%, 6/1/30                       291              297
Greenwich Capital Commercial Funding
    Corp., Series 2002-C1, Class A4, 4.95%,
    1/11/35                                            3,000            3,086
Greenwich Capital Commercial Funding
    Corp., Series 2004-GG1, Class A5,
    4.88%, 6/10/36                                       700              719
GS Mortgage Securities Corp. II, Series
    2004-C1, Class A1, 3.66%, 10/10/28                   695              685
GS Mortgage Securities Corp. II, Series
    2004-GG2, Class A3, 4.60%, 8/10/38                 1,000            1,018

                                   CONTINUED

BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

CORPORATE BONDS, CONTINUED

IBM Corp., 4.75%, 11/29/12                      $        160     $        164
JP Morgan Mortgage Trust, Series
    2005-A1, Class 2A1, 4.88%, 2/25/35                   510              512
Kinder Morgan Energy Partners, 5.00%,
    12/15/13                                             250              251
Lehman Brothers TRAINS, 7.76%,
    11/15/31 (d)(e)                                    1,995            2,513
Morgan Stanley Capital I, 5.11%,
    6/15/40                                              800              825
Morgan Stanley Capital I, Series
    2004-IQ7, Class A2, 5.02%, 6/15/38                   700              724
Morgan Stanley Dean Witter Capital I,
    4.74%, 11/13/36                                      700              710
Morgan Stanley Mortgage Loan Trust,
    5.00%, 8/25/19                                     1,115            1,128
Motorola, Inc., 6.50%, 11/15/28                          205              224
Navistar Financial Corp. Owner Trust,
    1.73%, 2/15/07                                     2,283            2,267
Navistar Financial Corp. Owner Trust,
    2.68%, 4/15/08 (d)                                 2,000            2,004
Pemex Master Trust, 6.13%, 8/15/08                       175              184
Public Services Co. of Colorado, 7.88%,
    10/1/12                                              210              255
Residential Accredit Loans, Inc., 2.80%,
    3/25/34  (d)                                       1,464            1,462
Residential Asset Securities Corp.,
    2.77%, 3/25/34 (d)                                 1,000            1,000
Trans-Canada Pipeline, 5.60%,
    3/31/34                                              195              200
Truck Retail Installment Paper Corp.,
    2.82%, 5/15/13  (d)(e)                             2,000            2,001
UBS Preferred Funding Trust I, 8.62%,
    10/1/49 (d)                                          250              299
United Mexican States, 4.63%,
    10/8/08                                              580              586
Valero Energy Corp., 7.50%, 4/15/32                      200              248
Verizon Florida, Inc., 6.13%, 1/15/13                    250              267
Washington Mutual, Series 2004-AR3,
    Class A-2, 4.24%, 6/25/34                            490              486
YUM! Brands Inc., 7.70%, 7/1/12                          250              297
                                                                 ------------

TOTAL CORPORATE BONDS                                                  42,581
                                                                 ------------

U.S. GOVERNMENT AGENCIES (15.5%)

FANNIE MAE (10.6%)
6.50%, 6/1/16                                          1,514            1,600
5.50%, 1/1/18                                            359              371
4.50%, 5/1/18 TBA                                      2,750            2,747
5.50%, 11/1/18                                           671              693
4.00%, 2/25/21                                         2,000            2,008
7.50%, 6/1/27                                             56               60
7.50%, 12/1/27                                            26               28
7.50%, 12/1/27                                           301              323
7.00%, 9/1/31                                            303              321
7.00%, 6/1/32                                             35               37
5.00%, 6/1/33 TBA                                      2,000            1,996

                                   CONTINUED

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

U.S. GOVERNMENT AGENCIES, CONTINUED

FANNIE MAE, CONTINUED
5.50%, 6/1/33 TBA                               $      6,000     $      6,112
6.00%, 2/1/34                                            553              571
6.00%, 2/1/34                                            554              572
7.00%, 9/1/34                                             92               97
                                                                 ------------
                                                                       17,536
                                                                 ------------
FREDDIE MAC (3.4%)
4.50%, 1/15/13                                            60               61
4.50%, 8/15/16                                         1,585            1,596
7.50%, 7/1/27                                             15               16
7.50%, 8/1/27                                             61               65
7.50%, 11/1/27                                            54               58
7.50%, 12/1/27                                            94              101
6.50%, 5/1/31                                            308              323
6.50%, 11/1/31                                           891              934
7.00%, 1/1/32                                             13               13
6.25%, 7/15/32 (g)                                       800              952
7.00%, 8/1/32                                             57               60
4.50%, 6/1/34                                            198              193
4.50%, 9/1/34                                            229              223
6.00%, 10/1/34                                           953              985
                                                                 ------------
                                                                        5,580
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION (1.5%)
4.50%, 11/16/29                                          465              463
6.50%, 8/15/31                                           453              477
6.50%, 4/15/32                                           250              263
7.00%, 7/20/32                                           187              198
5.50%, 10/1/33 TBA                                     1,000            1,027
                                                                 ------------
                                                                        2,428
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES                                         25,544
                                                                 ------------

U.S. TREASURY OBLIGATIONS (0.3%)
U.S. TREASURY BONDS (0.3%)
5.45%, 5/15/17 **                                        750              431
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                           431
                                                                 ------------

MONEY MARKETS (0.2%)
Dreyfus Cash Management Money
    Market Fund                                        1,331                1
Federated Prime Value Obligations
    Money Market Fund                                362,233              362
                                                                 ------------
TOTAL MONEY MARKETS                                                       363
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (7.0%)

Pool of various securities for
    Fifth Third Funds                           $     11,543           11,543
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  11,543
                                                                 ------------

TOTAL INVESTMENTS (COST $170,258) + - 113.0%                          186,516

LIABILITIES IN EXCESS OF OTHER ASSET - (13.0)%                        (21,499)
                                                                 ------------

NET ASSETS - 100.0%                                              $    165,017
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

                                                            MICRO CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES           VALUE
                                                ------------     ------------

COMMON STOCKS (95.7%)

A. M. Castle & Co. *                                  90,000     $      1,213
A. T. Cross Co., Class A *                           160,000              834
Accelrys, Inc. *                                     180,000            1,021
ActivCard S.A. *                                     250,000            2,000
Agilysys, Inc.                                       100,000            1,686
Ameron International Corp.                            60,000            2,171
Analysts International Corp. *                       250,000              918
Anaren, Inc. *                                        80,000              958
Angelica Corp.                                        80,000            2,292
APAC Customer Services, Inc. *                       525,000              809
Apogee Enterprises, Inc.                             225,000            3,008
Associated Estates Realty Corp.                      110,000            1,074
At Road, Inc. *                                      175,000            1,022
Ault, Inc. * (k)                                     323,000              875
Aviall, Inc. *                                        40,746            1,174
Bassett Furniture Industries, Inc.                   227,000            4,278
BEI Technologies, Inc.                                75,000            2,114
Benihana, Inc., Class A *                            140,000            2,023
BKF Capital Group                                    100,000            3,778
Blair Corp.                                          110,000            4,248
Bombay Co., Inc. *                                   300,000            1,764
Boykin Lodging Co. *                                 160,000            1,467
Brush Wellman, Inc. *                                215,000            3,709
BUCA, Inc. *                                         230,014            1,582
CalAmp Corp. *                                       150,000            1,207
Calgon Carbon Corp.                                  220,000            2,024
Capstone Turbine Corp. *                             129,157              223
Carrington Laboratories, Inc. *                      130,220              788
Celadon Group, Inc. *                                105,000            2,500
Century Business Services, Inc. *                    381,183            1,662
Cepheid, Inc. *                                      100,000            1,025
Chronimed, Inc. *                                    238,144            1,646
Cobra Electronics Corp. *                            315,154            2,323
Compudyne Corp. *                                    135,000              945
Comstock Resources, Inc. *                           200,000            4,692
Concord Camera Corp. *                               280,379              552
Covenant Transport, Inc., Class A *                  135,000            2,801
Crawford & Co., Class A                               12,200               86
Crawford & Co., Class B                              147,800            1,068
Cutter & Buck, Inc.                                  150,801            2,202
Deb Shops, Inc.                                      100,000            2,740
DHB Industries, Inc. *                               125,000            1,899
Digimarc Corp. *                                     100,000              879
Dril-Quip, Inc. *                                    145,000            4,168
Electro Rent Corp. *                                 110,000            1,538
Emerson Radio Corp. *                                425,000            1,615
Enesco Group, Inc. *                                 250,000            1,870
ESS Technology, Inc. *                               175,000            1,059
Flow International Corp. *                           125,000              374
Frozen Food Express Industries, Inc. *               225,000            2,873
GSI Lumonics, Inc. *                                 150,000            1,454
Haggar Corp.                                         115,000            2,529
Hardinge, Inc.                                        50,000              688
Harken Energy Corp. *                                240,000              115
Hartmarx Corp. *                                     400,000            3,419
Heidrick & Struggles International, Inc. *           100,000            3,305
Hologic, Inc. *                                      140,000            4,997
ICO, Inc. *                                          175,000              551

                                    CONTINUED

                                                   SHARES           VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

InFocus Corp. *                                      250,000     $      1,838
Input/Output, Inc. *                                 285,000            1,796
Iomega Corp. *                                        31,000              162
Ionics, Inc. *                                        20,000              877
Jameson Inns, Inc. *                                 145,700              262
K2, Inc. *                                            99,480            1,399
Kaneb Services LLC                                         1                0
KVH Industries, Inc. *                                90,000              911
Lazare Kaplan International, Inc. *                  210,600            2,304
LESCO, Inc. *                                        200,000            2,716
Lightbridge, Inc. *                                  110,000              656
Lydall, Inc. *                                       125,000            1,319
MAIR Holdings, Inc. *                                154,685            1,422
Material Sciences Corp. *                            375,000            5,704
Maxwell Technologies, Inc. *                         180,000            1,827
MDI, Inc. *                                          294,800              192
Meade Instruments Corp. *                            400,000            1,316
Meadowbrook Insurance Group *                        140,000              752
MEDTOX Scientific, Inc. *                            110,000              902
MGP Ingredients, Inc.                                 80,000              608
MHI Hospitality Corp. *                               90,000              873
Michael Baker Corp. *                                197,423            3,842
Mobile Mini, Inc. *                                  100,000            3,421
Monterey Pasta Co. *                                 425,000            1,526
Movado Group, Inc.                                    80,000            1,458
Nanometrics, Inc. *                                  170,000            2,157
National Dentex Corp. *                               97,500            1,969
Northwest Pipe Co. *                                  50,000            1,137
Olympic Steel, Inc. *                                 85,514            2,010
On Assignment, Inc. *                                325,000            1,788
Oregon Steel Mills, Inc. *                           130,245            3,112
Orthologic Corp. *                                   114,400              681
OSI Systems, Inc. *                                  150,000            2,451
Osteotech, Inc. *                                    350,000            1,428
Overland Storage, Inc. *                              65,000              957
PAM Transportation Services, Inc. *                   50,000              910
PAREXEL International Corp. *                         20,000              474
Pemstar, Inc. *                                      501,885              783
Perceptron, Inc. *                                    80,213              549
Pharmacopeia, Inc. *                                  90,000              486
Planar Systems, Inc. *                               110,000              998
Plato Learning, Inc. *                               250,000            1,828
Poore Brothers, Inc. *                                40,000              135
Powell Industries, Inc. *                            140,000            2,549
Quaker Fabric Corp.                                  135,000              653
R.G. Barry Corp. *                                   235,000              834
Register.com, Inc. *                                  57,219              352
Rewards Network, Inc. *                              125,000              613
Rockford Corp. *                                     325,100              777
Rocky Shoes & Boots, Inc. *                          100,000            2,890
RTI International Metals, Inc. *                     150,000            3,660
Safeguard Scientifics, Inc. *                        525,000              903
Saucony, Inc., Class A                                47,300            1,311
Sea Containers, Ltd.                                 180,000            3,084
SeeBeyond Technology Corp. *                          50,000              173
Skechers U.S.A., Inc. *                              200,000            2,929
Smith & Wollensky Restaurant
    Group, Inc. *                                    100,000              492

                                   CONTINUED

MICRO CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

SonicWALL, Inc. *                                    500,000     $      3,230
Southcoast Financial Corp. *                          33,000              825
Standard Register Co.                                100,000            1,249
Stein Mart, Inc. *                                   150,000            2,960
Steinway Musical Instruments, Inc. *                 115,000            3,236
Stepan Co.                                           185,000            4,300
Stewart & Stevenson Services, Inc.                    90,000            1,839
Strategic Distribution, Inc. *                       139,100            1,947
Stride Rite Corp.                                     31,500              386
Superior Uniform Group, Inc.                          60,000              882
Sykes Enterprises, Inc. *                            115,000              823
Symmetricom, Inc. *                                  649,694            6,321
Systemax, Inc. *                                      60,000              407
Terra Nitrogen Company, L.P.                          40,000              856
Texas Pacific Land Trust                               4,500              560
Theragenics Corp. *                                  350,000            1,396
Top Tankers, Inc.                                    150,000            2,534
Transport Corp. of America, Inc. *                   140,000            1,313
Tweeter Home Entertainment Group, Inc. *             140,000              893
U. S. Concrete, Inc. *                                70,000              557
Universal Electronics, Inc. *                        135,000            2,290
Veritas DGC, Inc. *                                  100,000            2,499
Vesta Insurance Group, Inc.                          200,000              686
Vignette Corp. *                                     425,000              557
White Electronic Designs Corp. *                     100,000              500
Willbros Group, Inc. *                               125,000            2,680
Wolverine Tube, Inc. *                               100,000            1,171
Zomax, Inc. *                                        390,300            1,698
                                                                 ------------

TOTAL COMMON STOCKS                                                   239,586
                                                                 ------------
INVESTMENT COMPANIES (1.5%)

Brantley Capital Corp.                                60,000              693
Equus II, Inc.                                       139,801            1,076
Malaysia Fund, Inc.                                   20,000              125
MVC Capital                                           40,000              372
Royce Micro-Cap Trust                                101,163            1,442
                                                                 ------------

TOTAL INVESTMENT COMPANIES                                              3,708
                                                                 ------------
REPURCHASE AGREEMENTS (2.8%)

UBS Investment Bank, 2.45%, 2/1/05
    (Proceeds at maturity, $7,091,
    Collateralized by various U.S.
    Treasury securities)                        $      7,091            7,091
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                             7,091
                                                                 ------------

TOTAL INVESTMENTS (COST $168,916) + - 100.0%                          250,385

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                               96
                                                                 ------------

NET ASSETS - 100.0%                                              $    250,481
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

                                                            SMALL CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS (88.4%)

Accredo Health, Inc. *                               136,100     $      4,053
Agilysys, Inc.                                        25,000              422
Agrium, Inc.                                         168,000            2,712
Allegheny Energy, Inc. *                             230,600            4,460
American Italian Pasta Co.                            98,300            2,664
Anixter International, Inc.                           67,400            2,253
Ann Taylor Stores Corp. *                            105,200            2,261
Bema Gold Corp. *                                    630,000            1,783
Big Lots, Inc. *                                     200,000            2,252
Cal Dive International, Inc. *                        30,000            1,311
Cambior, Inc. *                                      279,100              709
Coeur d'Alene Mines Corp. *                          200,000              706
Community Health System, Inc. *                       35,000            1,014
Conventry Health Care, Inc. *                         39,402            2,242
Corinthian Colleges, Inc. *                          125,000            2,404
Credence Systems Corp. *                             213,000            1,704
Dot Hill Systems Corp. *                             110,000              693
Eldorado Gold Corp. *                                246,700              666
Endurance Specialty Holdings, Ltd.                   110,000            3,783
Energy Partners, Ltd. *                               90,000            1,976
Goody's Family Clothing, Inc.                        246,900            2,299
Headwaters, Inc. *                                   116,900            3,717
Hilb, Rogal & Hamilton Co.                            90,200            3,208
Horace Mann Educators Corp.                           56,000            1,032
Humana, Inc. *                                       120,000            4,112
Input/Output, Inc. *                                  60,000              378
Jack in the Box, Inc. *                               25,000              865
Key Energy Services, Inc. *                          148,200            1,839
Lubrizol Corp.                                        65,000            2,342
Magnum Hunter Resources, Inc. *                      180,000            2,683
Methode Electronics, Inc.                            235,000            2,945
Odyssey Healthcare, Inc. *                           172,100            2,002
ONEOK, Inc.                                          106,300            2,944
Payless ShoeSource, Inc. *                           268,000            3,164
PepsiAmericas, Inc.                                  118,200            2,512
Performance Food Group Co. *                         128,300            3,491
Perry Ellis International, Inc. *                     84,400            1,781
Photronics, Inc. *                                   170,000            2,550
Piper Jaffray Cos., Inc. *                            61,500            2,434
Platinum Underwriters Holdings, Ltd.                  49,700            1,468
Polyone Corp. *                                      484,000            4,186
PT Indosat TBK ADR                                    70,000            2,181
Scottish Re Group, Ltd.                              128,100            2,955
Service Corp. International *                        480,000            3,312
Standard Register Co.                                224,000            2,798
Steiner Leisure, Ltd. *                               52,100            1,616
Steris Corp. *                                       121,600            2,884
The Steak n Shake Co. *                              121,000            2,385
Tidewater, Inc.                                      143,000            5,543
Tommy Hilfiger Corp. *                               240,000            2,357
Vectren Corp.                                        100,200            2,767
Veritas DGC, Inc. *                                  111,000            2,774
Vignette Corp. *                                   1,200,000            1,572
Visteon Corp.                                        170,000            1,261
Wheaton River Minerals, Ltd. *                       506,000            1,639
                                                                 ------------

TOTAL COMMON STOCKS                                                   128,064
                                                                 ------------

                                   CONTINUED

SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                                ------------     ------------

INVESTMENT COMPANIES (3.7%)

iShares Russell 2000 Value                            28,700     $      5,322
                                                                 ------------

TOTAL INVESTMENT COMPANIES                                              5,322
                                                                 ------------

REPURCHASE AGREEMENTS (7.2%)

UBS Investment Bank, 2.45%, 2/1/05
    (Proceeds at maturity, $10,385,
    Collateralized by various U.S.
    Treasury securities)                        $     10,384           10,384
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                            10,384
                                                                 ------------

TOTAL INVESTMENTS (COST $132,410) + - 99.3%                           143,770

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                            1,024
                                                                 ------------

NET ASSETS - 100.0%                                              $    144,794
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

                                                            MULTI CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS (89.3%)

3Com Corp. *                                         315,000     $      1,156
Alltel Corp.                                          40,000            2,202
American Electric Power Co. (g)                       50,000            1,763
American Express Co.                                  50,000            2,668
American International Group, Inc.                    60,000            3,977
American Power Conversion Corp.                       70,000            1,489
Ameritrade Holding Corp. *                           125,000            1,616
Anadarko Petroleum Corp.                              50,000            3,311
Andrew Corp. * (g)                                   165,000            2,155
Apache Corp.                                          69,300            3,771
Applera Corp.- Celera Genomics Group *               225,000            2,986
Applied Materials, Inc. * (g)                        250,000            3,975
Archer-Daniels-Midland Co.                           115,000            2,783
AT&T Corp. (g)                                        50,000              960
Becton, Dickinson & Co.                               50,000            2,832
Berkshire Hathaway, Inc. *                             1,000            2,994
Big Lots, Inc. *                                     165,000            1,858
BMC Software, Inc. *                                  60,000            1,010
Bob Evans Farms, Inc.                                110,000            2,680
Borg Warner, Inc.                                    120,000            6,443
Bristol-Myers Squibb Co.                             150,000            3,515
Cadbury Schweppes PLC ADR                             60,000            2,178
Charles Schwab Corp.                                 250,000            2,810
ChevronTexaco Corp.                                   60,000            3,264
CIGNA Corp.                                           75,000            6,019
Cincinnati Financial Corp.                            21,000              927
Coherent, Inc. *                                     100,000            3,000
Comverse Technology, Inc. * (g)                      125,000            2,793
ConAgra, Inc.                                        160,000            4,720
ConocoPhillips                                        60,000            5,567
CSX Corp. (g)                                         50,000            1,999
CVS Corp.                                             30,000            1,391
Diebold, Inc.                                         75,000            4,038
Dominion Resources, Inc.                              15,000            1,041
Duke Energy Corp. (g)                                110,000            2,947
E*TRADE Financial Corp. *                            200,000            2,750
E. I. du Pont de Nemours & Co.                        25,000            1,189
EMC Corp. *                                          165,000            2,162
Florida East Coast Industries, Inc.                  100,000            4,306
Foot Locker, Inc.                                     80,000            2,154
Freescale Semiconductor, Inc. *                       24,843              434
Furniture Brands International, Inc.                 135,000            3,200
Gannett, Inc.                                         20,000            1,601
General Dynamics Corp.                                40,000            4,130
General Electric Corp.                               120,000            4,336
Global Industries, Ltd. *                            150,000            1,211
Goodyear Tire & Rubber Co. * (g)                     162,400            2,507
Harris Corp.                                          65,000            4,209
Hewlett-Packard Co.                                  160,000            3,134
Hillenbrand Industries, Inc.                          50,000            2,717
Home Depot, Inc.                                     100,000            4,125
Honda Motor Co., Ltd.                                 75,000            1,969
Honeywell International, Inc.                        150,000            5,396
Horace Mann Educators Corp.                          220,000            4,052
Humana, Inc. *                                       185,000            6,339
IBM Corp.                                             35,000            3,270

                                   CONTINUED

MULTI CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

Industrias Bachoco, S.A. ADR                         115,000     $      1,496
Intel Corp.                                          150,000            3,368
International Paper Co.                              100,000            3,915
Interpublic Group Cos., Inc. * (g)                   200,000            2,610
Ionics, Inc. * (g)                                   100,000            4,386
J.C. Penney Co., Inc.                                 50,000            2,136
J.P. Morgan Chase & Co.                              100,000            3,733
JAKKS Pacific, Inc. * (g)                            110,000            2,400
JDS Uniphase Corp. * (g)                             225,000              482
Jefferson-Pilot Corp. (g)                             70,000            3,493
Kerr-McGee Corp. (g)                                  60,000            3,705
KeyCorp                                              100,000            3,342
Kimberly-Clark Corp.                                  50,000            3,276
King Pharmaceuticals, Inc. *                          50,000              526
Kraft Foods, Inc. (g)                                100,000            3,398
Liberty Media Corp., Class A *                       365,000            3,811
Lubrizol Corp.                                        85,000            3,063
Lucent Technologies, Inc. * (g)                      550,000            1,793
Marathon Oil Corp.                                   120,000            4,648
Masco Corp.                                           85,000            3,128
May Department Stores Co.                            110,000            3,729
McDonald's Corp.                                     120,000            3,886
McKesson, Inc.                                        25,000              862
Merck & Co., Inc.                                    110,000            3,086
Merrill Lynch & Co., Inc.                             15,000              901
Methode Electronics, Inc.                            129,400            1,621
Millennium Pharmaceuticals, Inc. *                   220,000            2,026
Motorola, Inc.                                       225,000            3,541
Mylan Laboratories, Inc. (g)                          50,000              832
Natuzzi S.p.A. ADR                                   125,000            1,309
Neenah Paper, Inc. * (g)                               1,515               48
Neiman Marcus Group, Inc.                             11,200              699
Neiman Marcus Group, Inc., Class A                    48,000            3,211
Newell Rubbermaid, Inc. (g)                           30,000              646
Novell, Inc. *                                       275,000            1,587
OmniVision Technologies, Inc. * (g)                   75,000            1,217
Orthodontic Centers of America, Inc. * (g)           225,000            1,247
Pall Corp.                                           160,000            4,309
Payless ShoeSource, Inc. * (g)                       225,000            2,657
Pepco Holdings, Inc. (g)                             150,000            3,277
Pfizer, Inc.                                         110,000            2,658
Pier 1 Imports, Inc. (g)                              60,000            1,063
Plum Creek Timber Co., Inc.                           50,000            1,786
Royal Dutch Petroleum Co.                             60,000            3,508
Safeway, Inc. *                                      140,000            2,639
Saks, Inc.                                            90,000            1,281
Schering-Plough Corp.                                185,000            3,433
Schlumberger Ltd.                                     70,000            4,762
Scientific-Atlanta, Inc. (g)                          45,000            1,364
Snap-On, Inc.                                         30,000              993
Standard Register Co.                                200,000            2,498
Stanley Works                                         75,000            3,567
Stewart & Stevenson Services, Inc.                   175,000            3,577
Sun Microsystems, Inc. *                             300,000            1,308
SUPERVALU, Inc.                                      150,000            4,741
Tecumseh Products Co., Class A                       100,000            4,063
The Walt Disney Co.                                  135,000            3,864

                                   CONTINUED

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

COMMON STOCKS, CONTINUED

Thomas & Betts Corp. *                                70,000     $      2,045
Transocean, Inc. * (g)                               200,000            8,799
Trizec Properties, Inc. (g)                          125,000            2,214
U.S. Bancorp. (g)                                     80,000            2,404
Union Pacific Corp.                                   60,000            3,576
Verizon Communications, Inc.                          35,000            1,246
Vishay Intertechnology, Inc. *                        75,000              980
Whirlpool Corp. (g)                                   55,000            3,754
Winn-Dixie Stores, Inc. (g)                          150,000              542
Wyeth                                                 40,000            1,585
                                                                 ------------

TOTAL COMMON STOCKS                                                   337,679
                                                                 ------------

CORPORATE BOND EQUIVALENTS (c) (0.0%)

Glenborough Realty, $1.94, Series A                    7,138              182
                                                                 ------------

TOTAL CORPORATE BOND EQUIVALENTS                                          182
                                                                 ------------

INVESTMENT COMPANIES (1.6%)

iShares Russell 1000 Value Index (g)                  50,000            3,261
iShares Russell 3000 Value Index                      10,000              847
John Hancock Bank & Thrift
    Opportunity Fund                                 200,000            2,040
                                                                 ------------

TOTAL INVESTMENT COMPANIES                                              6,148
                                                                 ------------

REPURCHASE AGREEMENTS (9.5%)

UBS Investment Bank, 2.45%, 2/1/05
    (Proceeds at maturity, $35,793,
    Collateralized by various U.S.
    Treasury securities)                        $     35,791           35,791
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                            35,791
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (15.6%)

Pool of various securities for
    Fifth Third Funds                                 58,971           58,971
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING                                             58,971
                                                                 ------------

TOTAL INVESTMENTS (COST $344,292) + - 116.0%                          438,771

LIABILITIES IN EXCESS OF OTHER ASSETS - (16.0)%                       (60,613)
                                                                 ------------

NET ASSETS - 100.0%                                              $    378,158
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

                                                DISCIPLINED LARGE CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES           VALUE
                                                ------------     ------------

COMMON STOCKS (95.3%)

Abbott Laboratories                                  175,296     $      7,892
Alltel Corp. (g)                                     228,742           12,590
American Electric Power Co. (g)                      383,299           13,512
American International Group, Inc.                   210,000           13,921
Anadarko Petroleum Corp.                             102,620            6,794
Bank of America Corp.                                327,432           15,183
Bristol-Myers Squibb Co. (g)                         372,112            8,723
Cadbury Schweppes PLC ADR                            413,550           15,012
Caterpillar, Inc.                                    168,742           15,035
ChevronTexaco Corp.                                  280,866           15,279
CIT Group, Inc.                                      321,299           12,971
ConAgra, Inc.                                        366,857           10,822
ConocoPhillips                                       205,055           19,027
CVS Corp.                                            457,543           21,207
Diebold, Inc. (g)                                    162,000            8,722
Dow Chemical Co.                                     406,044           20,180
FPL Group, Inc. (g)                                  172,681           13,234
Gannett, Inc.                                        229,055           18,334
General Dynamics Corp.                               223,617           23,089
General Electric Corp.                               369,000           13,332
Genuine Parts Co.                                    250,991           10,624
Hartford Financial Services Group, Inc. (g)          268,927           18,096
Hewlett-Packard Co.                                  453,792            8,890
Honda Motor Co., Ltd.                                486,538           12,772
Honeywell International, Inc.                        585,852           21,079
IBM Corp.                                            105,871            9,890
Intel Corp. (g)                                      209,796            4,710
International Paper Co. (g)                          357,525           13,997
J.P. Morgan Chase & Co.                              548,105           20,460
KeyCorp                                              548,418           18,328
Lubrizol Corp.                                       166,000            5,981
Marathon Oil Corp.                                   353,921           13,707
Masco Corp. (g)                                      226,550            8,337
May Department Stores Co.                            193,552            6,561
McDonald's Corp.                                     197,488            6,397
Merck & Co., Inc.                                    233,244            6,542
Merrill Lynch & Co., Inc.                            312,239           18,756
MetLife, Inc.                                        492,000           19,557
NiSource, Inc.                                       305,424            6,994
Parker Hannifin Corp.                                233,175           15,194
Royal Dutch Petroleum Co.                            337,427           19,730
RPM International, Inc.                              138,544            2,443
Safeway, Inc. * (g)                                  355,000            6,692
Sherwin-Williams Co.                                 248,434           10,732
SunGard Data Systems, Inc. *                         277,000            7,449
SunTrust Banks, Inc.                                 231,241           16,654
United Technologies Corp.                             80,000            8,054
Valero Energy                                         81,000            4,214
Verizon Communications, Inc.                         402,672           14,331
Weyerhaeuser Co. (g)                                 190,493           11,887
                                                                 ------------

TOTAL COMMON STOCKS                                                   633,917
                                                                 ------------

                                   CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

REPURCHASE AGREEMENTS (5.0%)

UBS Investment Bank, 2.45%, 2/1/05
    (Proceeds at maturity, $33,177,
    Collateralized by a U.S. Treasury
    security)                                   $     33,175     $     33,175
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                            33,175
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (7.8%)

Pool of various securities for
    Fifth Third Funds                                 51,676           51,676
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  51,676
                                                                 ------------

TOTAL INVESTMENTS (COST $592,145) + - 108.1%                          718,768

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%                        (54,078)
                                                                 ------------

NET ASSETS - 100.0%                                              $    664,690
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

LIFEMODEL AGGRESSIVE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                ------------     ------------

INVESTMENTS IN AFFILIATES (h) (100.1%)

Fifth Third Disciplined Large Cap
    Value Fund                                     2,155,772     $     30,332
Fifth Third Institutional Money
    Market Fund                                    3,730,045            3,730
Fifth Third Intermediate Bond Fund                   354,062            3,526
Fifth Third International Equity Fund              1,024,394           10,746
Fifth Third Mid Cap Growth Fund *                    915,118           13,178
Fifth Third Multi Cap Value Fund                     551,999           13,209
Fifth Third Quality Growth Fund *                  1,966,126           29,669
Fifth Third Small Cap Growth Fund *                  570,758            8,185
Fifth Third Small Cap Value Fund *                   414,309            8,282
                                                                 ------------

TOTAL INVESTMENTS IN AFFILIATES                                       120,857
                                                                 ------------

TOTAL INVESTMENTS (COST $105,702) + - 100.1%                          120,857

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                            (65)
                                                                 ------------

NET ASSETS - 100.0%                                              $    120,792
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                         LIFEMODEL MODERATELY AGGRESSIVE FUND SM
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                ------------     ------------

INVESTMENTS IN AFFILIATES (h) (100.0%)

Fifth Third Bond Fund                                789,235     $      8,042
Fifth Third Disciplined Large Cap
    Value Fund                                     3,903,986           54,928
Fifth Third Institutional Money
    Market Fund                                    6,538,204            6,538
Fifth Third Intermediate Bond Fund                 2,410,445           24,008
Fifth Third International Equity Fund              1,790,251           18,780
Fifth Third Mid Cap Growth Fund *                  1,653,887           23,816
Fifth Third Multi Cap Value Fund                     996,678           23,851
Fifth Third Quality Growth Fund *                  3,580,395           54,028
Fifth Third Short Term Bond Fund                   3,095,102           29,342
Fifth Third Small Cap Growth Fund *                  921,521           13,215
Fifth Third Small Cap Value Fund *                   668,099           13,355
                                                                 ------------

TOTAL INVESTMENTS IN AFFILIATES                                       269,903
                                                                 ------------

TOTAL INVESTMENTS (COST $243,173) + - 100.0%                          269,903

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                              (71)
                                                                 ------------

NET ASSETS - 100.0%                                              $    269,832
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

LIFEMODEL MODERATE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                ------------     ------------

INVESTMENTS IN AFFILIATES (h) (99.9%)

Fifth Third Bond Fund                              2,941,111     $     29,970
Fifth Third Disciplined Large Cap
    Value Fund                                     5,280,798           74,301
Fifth Third Institutional Money
    Market Fund                                    8,435,841            8,436
Fifth Third Intermediate Bond Fund                 7,966,964           79,351
Fifth Third International Equity Fund              2,339,912           24,546
Fifth Third Mid Cap Growth Fund *                  2,396,558           34,510
Fifth Third Multi Cap Value Fund                   1,454,456           34,805
Fifth Third Quality Growth Fund *                  4,779,481           72,122
Fifth Third Short Term Bond Fund                  10,449,848           99,065
Fifth Third Small Cap Growth Fund *                1,373,028           19,689
Fifth Third Small Cap Value Fund *                   990,834           19,807
                                                                 ------------

TOTAL INVESTMENTS IN AFFILIATES                                       496,602
                                                                 ------------

TOTAL INVESTMENTS (COST $476,987) + - 99.9%                           496,602

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                              271
                                                                 ------------

NET ASSETS - 100.0%                                              $    496,873
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

                                       LIFEMODEL MODERATELY CONSERVATIVE FUND SM
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                ------------     ------------

INVESTMENTS IN AFFILIATES (h) (100.0%)

Fifth Third Bond Fund                                810,418     $      8,258
Fifth Third Disciplined Large Cap
    Value Fund                                       914,149           12,862
Fifth Third Institutional Money
    Market Fund                                    2,694,533            2,695
Fifth Third Intermediate Bond Fund                 2,252,858           22,438
Fifth Third International Equity Fund                518,000            5,434
Fifth Third Mid Cap Growth Fund *                    454,264            6,541
Fifth Third Multi Cap Value Fund                     274,007            6,557
Fifth Third Quality Growth Fund *                    834,149           12,587
Fifth Third Short Term Bond Fund                   2,590,666           24,559
Fifth Third Small Cap Growth Fund *                  222,630            3,193
Fifth Third Small Cap Value Fund *                   161,612            3,231
                                                                 ------------

TOTAL INVESTMENTS IN AFFILIATES                                       108,355
                                                                 ------------

TOTAL INVESTMENTS (COST $100,500) + - 100.0%                          108,355

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                               38
                                                                 ------------

NET ASSETS - 100.0%                                              $    108,393
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

LIFEMODEL CONSERVATIVE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                ------------     ------------

INVESTMENTS IN AFFILIATES (h) (100.1%)

Fifth Third Bond Fund                                651,222     $      6,636
Fifth Third Disciplined Large Cap
    Value Fund                                       300,523            4,228
Fifth Third Institutional Money
    Market Fund                                       95,570               96
Fifth Third Intermediate Bond Fund                 1,737,947           17,310
Fifth Third International Equity Fund                114,789            1,204
Fifth Third Mid Cap Growth Fund *                    106,038            1,527
Fifth Third Multi Cap Value Fund                      63,554            1,521
Fifth Third Quality Growth Fund *                    282,016            4,256
Fifth Third Short Term Bond Fund                   2,077,939           19,699
Fifth Third Small Cap Growth Fund *                  127,071            1,822
Fifth Third Small Cap Value Fund *                    91,663            1,832
                                                                 ------------

TOTAL INVESTMENTS IN AFFILIATES                                        60,131
                                                                 ------------

TOTAL INVESTMENTS (COST $58,581) + - 100.1%                            60,131

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                            (37)
                                                                 ------------

NET ASSETS - 100.0%                                              $     60,094
                                                                 ============


                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

                                                           STRATEGIC INCOME FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

COMMON STOCKS (5.7%)

Abbott Laboratories                                   30,775     $      1,386
American Capital Strategies Ltd.                      30,800            1,047
Bank of America Corp.                                 19,900              923
Citigroup, Inc.                                       16,925              830
First Horizon National Corp.                          15,600              664
FPL Group, Inc.                                        6,825              523
General Electric Corp.                                10,735              388
North Fork Bancorp.                                   10,500              301
Procter & Gamble Co.                                  11,030              587
Sara Lee Corp.                                        20,700              486
Southern Co.                                          14,900              503
Sysco Corp.                                           19,025              665
Verizon Communications, Inc.                           6,950              247
Wachovia Corp.                                         9,475              520
Wells Fargo & Co.                                     15,945              978
                                                                 ------------

TOTAL COMMON STOCKS                                                    10,048
                                                                 ------------

CORPORATE BONDS (23.5%)

Amvescap PLC, 5.38%, 2/27/13                    $        500              508
Bankers Trust  New York, 7.25%,
    10/15/11                                           1,000            1,146
Bear, Stearns Co., Inc., 4.65%, 7/2/18                 1,000              949
Bear, Stearns Co., Inc., Series
    2003-AC7, Class A2, 5.25%, 1/25/34                 1,273            1,283
Citibank Credit Card Issuance Trust,
    3.10%, 3/10/10                                       500              490
Comcast Cable, 7.13%, 6/15/13                            500              578
Core Invest Grade Trust, 4.73%,
    11/30/07                                             500              509
Countrywide Home Loans, 4.59%,
    10/25/33                                           1,678            1,651
Countrywide Home Loans, 5.13%,
    4/20/35 (d)                                          884              888
Cullen/Frost Cap Trust I, 3.34%, 3/1/34 (d)            1,000            1,031
CVS Corp., 7.77%, 1/10/12 (e)                            888              997
Deutsche Mortgage Securities, Inc.,
Series 2004-2, Class A3, 3.78%,
    1/25/34                                            1,000              994
Developers Diversified Realty, 3.88%,
    1/30/09                                            1,000              982
Emigrant Cap Trust I, 4.43%, 12/10/33 (d)(e)           1,000              992
First Tennessee Cap II, 6.30%,
    4/15/34                                            1,500            1,537
Ford Motor Credit Co., 7.00%,
    10/1/13                                            1,500            1,580
General Motors Acceptance Corp.,
    6.88%, 9/15/11                                       500              502
Goldman Sachs Group, Inc., 4.75%,
    7/15/13                                            1,000              997
Goldman Sachs Group, Inc., 5.25%,
    10/15/13                                           1,000            1,030
HBOS PLC, 5.38%, 11/1/13 (d)(e)                        2,000            2,073
Hutchison Whampoa International, Ltd.,
    6.50%, 2/13/13 (e)                                 1,000            1,087
HVB Funding Trust I, 8.74%, 6/30/31 (e)                1,000            1,302

                                   CONTINUED

                                                           STRATEGIC INCOME FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                                ------------     ------------

CORPORATE BONDS, CONTINUED

International Lease Finance Corp.,
    4.38%, 11/1/09                              $      1,000     $      1,000
Kraft Foods, Inc., 6.25%, 6/1/12                       1,500            1,650
Lehman Brothers TRAINS, 6.50%,
    8/15/08 (d)(e)                                       492              514
Marsh & McLennan Cos., Inc., 5.88%,
    8/1/33                                               500              473
Merrill Lynch Mortgage Investors, Inc.,
    Series 2003-A1, Class 2A, 4.53%,
    12/25/32                                             343              347
Motorola, Inc., 6.50%, 11/15/28                          500              546
Pacific Gas & Electric, 4.20%, 3/1/11                  1,000              988
Public Service Oklahoma, 4.85%,
    9/15/10                                              500              510
Radian Group, Inc., 5.63%, 2/15/13                       500              521
RBS Cap Trust B, 6.80%, 3/31/08                          500              522
SLM Corp., 4.12%, 4/1/09 (d)                           1,000              988
SLM Corp., 4.47%, 2/1/10 (d)                           1,000              992
SLM Corp., 5.39%, 11/21/13 (d)                         1,000            1,017
Sprint Capital Corp, 8.38%, 3/15/12                    1,500            1,817
TCI Communications, Inc., 7.88%,
    8/1/13                                             1,100            1,326
Union Planters Corp., 4.38%, 12/1/10                     500              501
Washington Mutual Bank, 4.82%,
    10/25/32                                             164              164
Washington Mutual Bank, Series
    2003-AR10, Class A4, 4.08%, 10/25/33               1,500            1,484
Wells Fargo Mortgage Backed Securities
    Trust, 5.00%, 11/25/34                             1,000              955
Weyerhaeuser Co., 7.38%, 3/15/32                       1,500            1,832
                                                                 ------------

TOTAL CORPORATE BONDS                                                  41,253
                                                                 ------------

FOREIGN BONDS (1.2%)

Korea Development Bank, 3.88%,
    3/2/09                                             1,000              984
Russian Federation, 8.25%, 3/31/10 (e)                 1,000            1,100
                                                                 ------------

TOTAL FOREIGN BONDS                                                     2,084
                                                                 ------------

CORPORATE BOND EQUIVALENTS (c) (44.7%)

AAG Holding Co., Inc., $1.17                          20,000              508
Abbey National PLC, Series B $1.84                    24,900              678
Abbey National PLC, Series C $1.84                    70,600            1,938
ABN AMRO Cap Fund Trust V,
    $1.48                                             60,000            1,483
AMBAC Financial Group, Inc., $1.49                    54,100            1,367
AMBAC Financial Group, Inc., $1.75                    62,895            1,660
BAC Capital Trust I, $1.75                            64,500            1,698
BAC Capital Trust VI, $1.75                           48,600            1,304
Bank One Capital V, $2.00                             76,300            1,988
BBC Capital Trust II, $2.13                           31,000              830
Bear Stearns Capital Trust III, $1.95                 58,900            1,551
Citigoup Capital VII, $1.78                          124,925            3,308
Cleveland Electric Financial Trust I,
    $2.25                                             10,000              271
ConAgra Capital, $1.25                                54,900            1,371

                                    CONTINUED

                                                  SHARES            VALUE
                                                ------------     ------------

CORPORATE BOND EQUIVALENTS (c), CONTINUED

Consolidated Edison, $1.81                            50,700     $      1,367
Corp-Backed Trust Certs (CBTCS), $1.53                60,000            1,515
Corp-Backed Trust Certs (CBTCS), $1.56                33,500              857
Corp-Backed Trust Certs (CBTCS), $1.80                15,800              408
Corp-Backed Trust Certs (CBTCS), $1.97                 2,200               58
Corp-Backed Trust Certs (CBTCS), $2.06                 7,800              205
Corp-Backed Trust Certs (CBTCS), $2.20                 1,800               47
Corts Countrywide Capital II, $2.00                   10,000              267
Corts Trust For Disney, $1.72                         40,000            1,074
Corts Trust II Safeco Capital I, $2.18                10,000              263
Corts-First Union Capital II, $1.88                   17,700              458
Corts-Sherwin Williams, $1.81                         57,600            1,492
Corts-TR Verizon Global, $3.13                        54,500            1,466
Developers Diversified Realty, $2.15                  48,300            1,301
Dominion CNG Capital Trust I, $1.95                   39,800            1,052
Duke Realty Corp. $1.67                               30,000              752
Duke Realty Corp., $2.11                              40,800            1,072
Duquesne Light Co., $1.68                             24,000              634
Energy East Capital, $2.06                             5,000              132
Entergy Arkansas, Inc., $1.50                         80,600            2,053
Entergy Mississippi, Inc., $1.50                      39,000            1,009
Equity Residential Properties, $2.28,
    Series B                                          19,900              518
Federal Realty Investment Trust, $2.13                43,300            1,159
Financial Security Assurance Holdings,
    $1.56                                             90,750            2,335
Fleet Capital Trust VI, $2.20                         46,000            1,185
Fleet Capital Trust VII, $1.80                        29,200              771
Ford Capital Trust Series II, $3.25                   10,000              500
General Electric Capital Corp., $1.53                 19,000              499
General Electric Capital Corp., $1.66                 59,000            1,581
Glenborough Realty, $1.94, Series A                   20,661              526
Harris Preferred Capital, Series A, $1.84             31,800              813
Household Capital Trust V, $2.50                      17,000              439
HRPT Properties Trust, $2.47                          26,100              692
HRPT Properties Trust, Series B, $2.19                22,900              623
HSBC Finance Corp. $1.72                              32,800              875
Huntington Preferred Cap, Inc., $1.97                 15,507              442
ING Group NV, $1.80                                   41,200            1,118
Kimco Reality Preferred, $1.66                        39,994            1,035
Laclede Capital Trust I, $1.93                        10,000              276
Maytag Corp., $1.97                                   19,200              494
MBNA Corp., $1.88                                     28,400              740
MBNA Corp., $2.03                                     37,800            1,013
Merrill Lynch Preferred Capital, $0.99                20,000              514
ML Capital Trust III, $1.75                           49,800            1,344
Morgan Stanley Capital II, $1.81                      81,525            2,138
National Rural Utility CFC, $1.91                     10,000              265
Nordstrom (CBTCS), $1.91                              10,000              265
Preferred Plus Trust NAI-1, $2.01                      4,400              117
PS Business Parks, Inc., $2.38                        10,000              268
Public Credit & Repack Securities, $1.78              15,600              406
Public Storage, Inc., Series A, $2.45                 15,000              434
Public Storage, Inc., Series S, $1.97                 10,000              266
Puget Sound Energy Capital Trust, $2.10               13,700              364
Regions Financial Trust I, $2.00                      66,500            1,741
Rouchester Gas & Electric, $1.66                      42,800            1,137

                                   CONTINUED

STRATEGIC INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

CORPORATE BOND EQUIVALENTS (c), CONTINUED

Saturns JPM, $1.78                                    12,000     $        314
Saturns, Series S, $1.81                              10,000              257
Sears Roebuck & Co. Acceptance, $1.75                 41,600            1,085
Sempra Energy Capital Trust I, $2.23                  29,900              755
Southern Co. Capital Trust VI, $1.78                  39,600            1,063
Stilwell Financial, $1.97                             36,800              968
Suntrust Capital V, $1.76                             46,600            1,232
Torchmark Capital Trust I, $1.94                      58,819            1,575
USB Capital V, $1.81                                  14,100              375
Virginia Power Capital Trust, 1.84                    26,800              719
Wachovia Funding, $1.81, Series A                     79,000            2,248
Wells Fargo Capital Trust V, $1.75                    18,600              501
Wells Fargo Capital Trust VI, $1.74                   74,550            1,980
Wells Fargo Capital Trust VII, $1.46                  33,500              840
                                                                 ------------

TOTAL CORPORATE BOND EQUIVALENTS                                       78,242
                                                                 ------------

PREFERRED STOCKS(c) (3.4%)

Fannie Mae, $1.77                                      8,800              350
Fannie Mae, $2.91                                      8,500              425
Freddie Mac, $2.50                                    20,000              890
Freddie Mac, $2.55                                    10,000              454
Freddie Mac, $2.85                                    25,500            1,281
Lehman Brothers, $1.92                                50,000            1,275
Source Capital, $2.40                                 35,600            1,246
                                                                 ------------

TOTAL PREFERRED STOCKS                                                  5,921
                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS (i) (8.6%)

AMB Property Corp.                                    10,950              408
Developers Diversified Realty, Corp.                  17,000              676
Duke-Weeks Realty Corp.                               25,100              781
Equity Residential Properties Trust                   25,650              809
Health Care Property Investors, Inc.                  38,550            1,001
Kimco Realty Corp.                                    37,700            1,997
Mills Corp.                                           16,700              934
ProLogis                                              23,100              881
Simon Property Group, Inc.                            35,604            2,111
Thornburg Mortgage, Inc.                              47,300            1,317
Vornado Realty Trust                                  30,800            2,129
Weingarten Realty Investors                           57,175            2,044
                                                                 ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS                                    15,088
                                                                 ------------

U.S. TREASURY NOTES (1.2%)

7.00%, 7/15/06                                  $      2,000            2,109
                                                                 ------------

TOTAL U.S. TREASURY NOTES                                               2,109
                                                                 ------------

                                   CONTINUED

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                                ------------     ------------

U.S. GOVERNMENT AGENCIES (2.4%)

FANNIE MAE  (1.1%)
5.13%, 1/2/14                                   $      1,000     $      1,030
4.28%, 7/1/18                                            966              967
                                                                 ------------
                                                                        1,997
                                                                 ------------

GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION (1.3%)

5.49%, 8/16/27                                         1,150            1,214
4.89%, 7/16/34                                         1,000            1,007
                                                                 ------------
                                                                        2,221
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                                          4,218
                                                                 ------------

INVESTMENT COMPANIES (8.3%)

1838 Bond Debenture Trading                          127,000            2,446
American Income Fund, Inc.                           135,400            1,152
Blackrock Income Trust                               108,600              812
Blackrock North American
    Government Income                                225,000            2,503
Eaton Vance Tax-Advantaged Dividend
    Income Fund                                       23,600              504
ING Prime Rate Trust                                 160,400            1,232
MFS Government Markets Income Trust                  217,400            1,463
MFS Intermediate Income Trust                         49,000              323
Pioneer Interest Shares                               90,700            1,063
Templeton Global Income Fund, Inc.                    61,374              587
Van Kampen Bond Fund                                  64,800            1,157
Van Kampen Senior Income Trust                       152,000            1,306
                                                                 ------------

TOTAL INVESTMENT COMPANIES                                             14,548
                                                                 ------------

REPURCHASE AGREEMENTS (2.0%)

UBS Investment Bank, 2.45%, 2/1/05
    (Proceeds at maturity, $3,490,
    Collateralized by various U.S. Treasury
    securities)                                 $      3,490            3,490
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                             3,490
                                                                 ------------

TOTAL INVESTMENTS (COST $169,064) + - 101.0%                          177,001

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%                         (1,715)
                                                                 ------------

NET ASSETS - 100.0%                                              $    175,286
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

SELECT STOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                                ------------     ------------
COMMON STOCKS (97.9%)

Agilent Technologies, Inc. *                          26,000     $        575
AK Steel Holding Corp. * (g)                          45,000              653
Analog Devices, Inc.                                  10,000              359
Avaya, Inc. *                                         30,000              431
Best Buy Co., Inc.                                    18,000              968
Broadcom Corp., Class A *                             18,000              572
Cintas Corp.                                          10,000              435
Cisco Systems, Inc. *                                 30,000              541
EMC Corp. *                                           85,000            1,114
Goldman Sachs Group, Inc.                              8,000              862
Henry Schein, Inc. *                                   5,000              340
Illinois Tool Works, Inc.                              6,000              522
International Game Technology                         20,000              626
J.P. Morgan Chase & Co.                               17,000              635
L-3 Communications Holdings, Inc.                     12,000              857
Lehman Brothers Holdings, Inc.                         4,000              365
Manpower, Inc.                                        20,000              973
Maxim Integrated Products, Inc.                        9,000              351
Nordstrom, Inc.                                       15,000              724
Phelps Dodge Corp.                                     6,000              578
Rockwell Automation, Inc.                             10,000              567
Teva Pharmaceutical Industries Ltd., ADR              28,000              804
Texas Instruments, Inc.                               21,000              487
Varian Medical Systems, Inc. *                        20,000              755
Xilinx, Inc.                                           5,000              146
                                                                 ------------

TOTAL COMMON STOCKS                                                    15,240
                                                                 ------------

REPURCHASE AGREEMENTS (2.0%)

UBS Investment Bank, 2.45%, 2/1/05
    (Proceeds at maturity, $316,
    Collateralized by a U.S. Treasury
    security)                                   $        316              316
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                               316
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (2.2%)

Pool of various securities for
    Fifth Third Funds                                    346              346
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                     346
                                                                 ------------

TOTAL INVESTMENTS (COST $14,479) + - 102.1%                            15,902

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%                           (331)
                                                                 ------------

NET ASSETS - 100.0%                                              $     15,571
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

                                                                 TECHNOLOGY FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS (99.4%)

Affymetrix, Inc. * (g)                                30,000     $      1,235
Agilent Technologies, Inc. *                          60,000            1,327
Alamosa Holdings, Inc. * (g)                          50,000              640
Altera Corp. * (g)                                    30,000              576
Apple Computer, Inc. *                                14,250            1,096
ARM Holdings PLC ADR                                 200,000            1,102
AudioCodes Ltd. * (g)                                 60,000              916
Autodesk, Inc.                                        35,000            1,028
Avaya, Inc. *                                        100,000            1,435
Avid Technology, Inc. *                               15,000              946
Avocent Corp. *                                       20,000              730
BEA Systems, Inc. *                                   87,500              746
Broadcom Corp., Class A *                             48,000            1,528
Celgene Corp. *                                       30,000              820
CheckFree Corp. * (g)                                 32,500            1,268
Comverse Technology, Inc. * (g)                       55,000            1,229
Convergys Corp. *                                     57,500              822
EMC Corp. *                                          110,000            1,441
Equinix, Inc. *                                       20,000              839
Genzyme Corp. *                                       15,000              873
Internet Security Systems, Inc. *                     45,000            1,006
Invitrogen Corp *                                     15,250            1,048
Jabil Circuit, Inc. *                                 57,500            1,355
Juniper Networks, Inc. * (g)                          55,000            1,382
Lam Research Corp. * (g)                              46,000            1,231
Maxim Integrated Products, Inc.                       23,750              926
Mercury Interactive Corp. * (g)                       32,250            1,411
Microsemi Corp. *                                     45,000              694
Millicom International Cellular S.A. * (g)            37,500              802
Monster Worldwide, Inc. * (g)                         62,250            1,948
Motorola, Inc.                                        65,000            1,023
Network Appliance, Inc. *                             40,000            1,274
NMS Communications Corp. *                            75,000              473
NVIDIA Corp. *                                        42,500              974
Openwave Systems, Inc. * (g)                          50,000              681
PLX Technology, Inc. *                                60,000              552
RealNetworks, Inc. *                                 105,000              637
Sabre Group Holdings Corp., Class A                   55,000            1,161
SafeNet, Inc. *                                       15,000              509
Salesforce.com, Inc. *                                70,000              959
Sapient Corp. *                                      117,060              922
Seagate Technology                                    60,000            1,015
Semtech Corp. * (g)                                    3,000               55
SERENA Software, Inc. *                               13,500              290
Synopsys, Inc. *                                      44,250              752
Texas Instruments, Inc.                               55,000            1,277
Tibco Software, Inc. * (g)                           115,000            1,264
VeriSign, Inc. *                                       5,000              129
Western Digital Corp. *                               62,500              673
Xilinx, Inc.                                          20,000              584
                                                                 ------------

TOTAL COMMON STOCKS                                                    47,604
                                                                 ------------

                                   CONTINUED

TECHNOLOGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

REPURCHASE AGREEMENTS (1.1%)

UBS Investment Bank, 2.45%, 2/1/05
    (Proceeds at maturity, $548,
    Collateralized by a U.S. Treasury
    security)                                   $        548     $        548
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                               548
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (23.4%)

Pool of various securities for
    Fifth Third Funds                                 11,189           11,189
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  11,189
                                                                 ------------

TOTAL INVESTMENTS (COST $58,351) + - 123.9%                            59,341

LIABILITIES IN EXCESS OF OTHER ASSETS - (23.9)%                       (11,434)
                                                                 ------------

NET ASSETS - 100.0%                                              $     47,907
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

                                                       INTERNATIONAL EQUITY FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                ------------     ------------

COMMON STOCKS (0.1%)

UNITED STATES (0.1%)
Synthes, Inc. *                                        2,120     $        243
                                                                 ------------

TOTAL COMMON STOCKS                                                       243
                                                                 ------------

FOREIGN STOCKS (91.0%)

AUSTRALIA (2.7%)
Amcor, Ltd.                                           40,053              220
AMP, Ltd.                                             30,798              182
Ansell, Ltd.                                             903                6
Australia & New Zealand Banking
    Group, Ltd.                                       13,652              218
Australian Gas & Light Co.                             4,391               47
BHP Steel, Ltd.                                       33,413              240
BHP, Ltd.                                            171,508            2,163
Boral, Ltd.                                           26,760              149
Brambles Industries, Ltd. (g)                         25,015              142
Centro Properties Group                                7,225               30
CFS Gandel Retail Trust                               16,044               20
Coca-Cola Amatil, Ltd.                                18,206              111
Coles Myer, Ltd.                                      10,143               73
Commonwealth Bank of Australia                        28,589              743
CSL, Ltd.                                              3,077               74
CSR, Ltd.                                             41,804               81
Foster's Group, Ltd.                                  45,043              182
General Property Trust                                18,694               56
Insurance Australia Group                             42,701              215
Investa Property Group                                12,111               20
James Hardie Industries NV                            20,929              112
John Fairfax Holdings, Ltd.                            9,472               32
Leighton Holdings, Ltd.                                2,372               22
Lend Lease Corp., Ltd.                                 3,916               41
Macquarie Bank, Ltd.                                   5,278              200
Macquarie Infrastructure Group                        66,938              198
Mayne Nickless, Ltd.                                   8,502               30
Mirvac Group                                           7,782               28
National Australia Bank, Ltd.                         37,214              855
Newcrest Mining, Ltd.                                 14,989              198
Onesteel, Ltd.                                        25,317               54
Orica, Ltd.                                           12,322              183
Origin Energy, Ltd.                                    2,961               16
Paperlinx, Ltd.                                       20,353               72
Patrick Corp., Ltd.                                   10,538               51
QBE Insurance Group, Ltd.                             15,880              188
Rinker Group, Ltd.                                    43,117              374
Rio Tinto, Ltd. (g)                                   14,207              472
Santos, Ltd.                                           5,901               42
Sonic Healthcare, Ltd.                                 1,295               11
Southcorp Holdings, Ltd. *                             6,725               23
Stockland Trust Group                                 13,213               60
Suncorp Metway, Ltd.                                   5,206               75
TABCORP Holdings, Ltd.                                10,214              140
Telstra Corp., Ltd.                                   50,555              193
Transurban Group                                       5,359               34
Westfarmers, Ltd.                                      8,613              262
Westfield Group                                       19,881              262
Westpac                                               20,907              311

                                   CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES           VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

AUSTRALIA, CONTINUED
WMC Resources, Ltd.                                   52,804     $        292
WMC, Ltd.                                             52,903              250
Woodside Petroleum, Ltd.                              12,056              193
Woolworths, Ltd.                                      26,428              299
                                                                 ------------
                                                                       10,545
                                                                 ------------
AUSTRIA (0.9%)
Bank Austria Creditanstalt                             4,208              365
Boehler-Uddeholm AG                                      170               22
EFG Eurobank Ergasias                                  6,029              194
Erste Bank Der Oesterreichischen
Sparkassen AG                                         13,922              687
Flughafen Wein AG                                      1,211               87
Immofinanz Immobilien Anlagen *                       27,200              252
Mayr-Melnhof Karton AG                                   500               82
Oesterreichische Elektrizitaetswirtschafts AG            672              146
OMV AG                                                 1,593              496
RHI AG *                                               1,954               58
Telekom Austria AG                                    31,750              596
VA Technologie AG *                                    1,298              109
Voest-Alpine Stahl AG                                    569               43
Wienerberger Baust                                     7,140              329
                                                                 ------------
                                                                        3,466
                                                                 ------------
BELGIUM (1.0%)
Agfa Gevaert NV                                        8,768              298
Bekaert NV                                               325               26
Belgacom SA *                                          2,171               90
Delhaize Group                                         2,071              152
Dexia (g)                                             34,518              771
Fortis                                                49,236            1,328
Groupe Bruxelles Lambert SA                            2,154              179
Interbrew                                              5,054              187
KBC Bancassurance Holding SA                           4,820              372
Solvay SA                                              2,454              263
UCB SA                                                 2,939              144
Umicore                                                   90                8
                                                                 ------------
                                                                        3,818
                                                                 ------------
BERMUDA (0.1%)
Cheung Kong Infrastructure Holdings, Ltd.             15,000               45
Esprit Holdings, Ltd.                                 22,500              130
Johnson Electric Holdings, Ltd.                       38,000               36
Li & Fung, Ltd.                                       44,000               72
SCMP Group, Ltd.                                      10,000                5
Shagri-La Asia, Ltd.                                  27,021               37
Yue Yuen Industrial Holdings, Ltd.                    13,000               34
                                                                 ------------
                                                                          359
                                                                 ------------
BRAZIL (0.5%)
Aracruz Celulose SA, B Shares                         25,000               88
Banco Itau Holding Financeira SA                       2,385              356
Centrais Eletricas Brasileiras SA, B Shares        6,652,000               84
Companhia Brasileira de Distribuicao
    Grupo Pao de Acucar ADR                              800               18
Companhia Siderurgica Nacional SA                      6,000              120
Companhia Vale do Rio Doce, A Shares                  32,000              809
Souza Cruz SA                                          5,000               59
Tele Norte Leste Participacoes SA                     15,202              220

                                   CONTINUED

                                                   SHARES           VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

BRAZIL, CONTINUED
Unibanco - Uniao de Bancos Brasileiros
    SA GDR                                             4,400     $        135
Usinas Siderurgicas de Minas Gerais SA,
    A Shares                                           6,000              123
                                                                 ------------
                                                                        2,012
                                                                 ------------
CHINA (0.7%)
Aluminum Corp of China, Ltd.                         262,000              144
Beijing Capital International Airport
    Co., Ltd.                                        108,000               46
BYD Co., Ltd., H Shares                               12,000               37
China Life Insurance Co., Ltd., H Shares *           593,000              395
China Oilfield Services, Ltd., H Shares              122,000               41
China Petroleum & Chemical Corp.                   1,336,000              531
China Shipping Container Lines Co., Ltd. *           170,000               68
China Shipping Development Co., Ltd.                 104,000               88
China Telecom Corp., Ltd.                          1,106,000              411
Jiangsu Expressway Co., Ltd.                          98,000               44
Jiangxi Copper Co., Ltd.                              92,000               49
Maanshan Iron & Steel Co., Ltd., H Shares            138,000               50
PICC Property & Casualty Co., Ltd.,
    H Shares *                                       276,000               91
Ping An Insurance Co., Ltd. *                        209,000              347
Shandong International Power
    Development Co., Ltd.                            114,000               34
Sinopec Zhenhai Refining & Chemical
    Co., Ltd., H Shares                               58,000               59
Sinotrans, Ltd.                                      142,000               46
Weiqiao Textile Co., Ltd., H Shares                   27,500               42
Yanzhou Coal Mining Co., Ltd.                         98,000              139
Zhejiang Expressway Co., Ltd.                        114,000               81
                                                                 ------------
                                                                        2,743
                                                                 ------------
DENMARK (0.4%)
A P Moller - Maersk AS                                    10               82
Danisco AS                                               900               53
Danske Bank                                           21,687              632
GN Store Nord AS                                      12,700              137
ISS AS                                                 1,100               63
Novo Nordisk AS                                        8,580              457
Novozymes AS                                           1,350               65
TDC AS                                                 3,200              133
Vestas Wind Systems AS *                               3,850               46
William Demant Holdings AS *                           1,000               49
                                                                 ------------
                                                                        1,717
                                                                 ------------
FINLAND (1.0%)
Fortum Oyj                                             7,649              137
Kesko Oyj, B Shares                                    3,423               88
Kone Corp.                                             1,760              137
Metso Oyj, B Shares                                    7,335              111
Nokia Oyj                                            141,869            2,171
Outokumpo Oyj                                          7,841              139
Sampo Insurance Co.                                    6,221               82
Stora Enso Oyj                                        24,992              359
TietoEnator Oyj                                        4,643              136
UPM-Kym'mene Oyj                                      22,623              478
Uponor Oyj                                             1,070               20
Wartsila Corp. Oyj, B Shares                           2,779               63
                                                                 ------------
                                                                        3,921
                                                                 ------------

                                   CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

FRANCE (7.9%)
Accor SA                                              12,660     $        553
Alcatel *                                             37,634              540
Alstom *                                              10,748               10
Arcelor                                               10,610              235
Atos Origin SA *                                         797               51
AXA SA (g)                                            58,945            1,430
Banque Nationale de Paris                             40,366            2,911
BIC                                                    1,284               70
Bouygues                                              17,248              675
Business Objects SA *                                  2,186               54
Cap Gemini *                                           4,197              136
Carrefour SA                                          24,592            1,267
Casino Guichard-Perrachon                              2,229              182
CNP Assurances                                         1,512              108
Compagnie de Saint Gobain                             16,524            1,020
Compagnie Generale des Etablissements
    Michelin                                           3,376              218
Credit Agricole SA                                    16,947              504
Dassault Systems SA                                    2,015               94
Essilor International                                  2,206              157
Euronext NV                                            2,344               75
European Aeronautic Defence and Space Co.              7,235              221
France Telecom SA (g)                                 53,371            1,673
Groupe Danone                                         10,026              934
Imerys SA                                              1,680              140
L'Air Liquide SA                                       5,353              920
L'Oreal SA                                             8,732              653
Lafarge SA                                             8,085              833
Lagardere Group SCA                                    8,650              652
LVMH  Moet-Hennessy Louis Vuitton                      9,036              627
Peugeot SA                                             5,320              331
Pinault Printemps                                      2,337              246
Publicis Groupe                                        4,696              148
Renault SA                                             5,600              457
Sagem SA                                               3,209               65
Sanofi-Synthelabo                                     30,578            2,280
Schneider Electric SA                                  7,753              592
Societe Generale-A                                    15,875            1,580
Societe Television Francaise 1                         4,417              144
Sodexho SA                                             3,426              102
STMicroelectronics NV                                  9,734              162
Suez SA (g)                                           20,544              552
Technip-Coflexip SA                                      360               60
Thales SA                                              2,428              111
Thomson                                               12,428              315
Total SA                                              24,406            5,231
Veolia Environnement                                   7,851              280
Vinci                                                  3,209              460
Vivendi Universal * (g)                               35,839            1,133
Zodiac SA                                              1,686               76
                                                                 ------------
                                                                       31,268
                                                                 ------------
GERMANY (5.7%)
Adidas-Salomon AG                                      2,432              363
Allianz AG                                             8,902            1,058
Altana AG                                              2,375              139
BASF AG                                               20,333            1,388

                                   CONTINUED

                                                  SHARES            VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

GERMANY, CONTINUED
Bayer AG                                              25,063     $        799
Bayerische Hypo- und Vereinsbank AG *                 15,845              347
Beiersdorf AG                                          2,501              284
Commerzbank AG *                                      21,217              451
Continental AG                                         3,078              213
DaimlerChrysler AG                                    24,878            1,131
Deutsche Bank AG                                      25,078            2,127
Deutsche Boerse AG                                     6,255              388
Deutsche Lufthansa AG *                                7,771              108
Deutsche Post AG                                      17,941              415
Deutsche Telekom AG *                                113,378            2,450
Douglas Holdings AG                                    1,137               40
Epcos AG *                                             1,756               22
Fresenius Medical Care AG (g)                          3,066              248
Gehe AG                                                3,035              234
Heidelberger Zement AG                                 1,243               83
Henkel KGaA                                            2,849              255
Hypo Real Estate Holding AG *                          6,864              271
Infineon Technologies AG *                            10,539               98
Karstadt AG                                              766                7
Lanxess *                                              2,506               48
Linde AG                                               4,510              286
MAN AG                                                 4,408              182
Merck KGAA                                             1,859              123
Metro AG                                               5,322              278
Muenchener Rueckver AG                                 1,769              202
Porsche AG                                               287              187
ProSiebenSat. 1 Media AG                               2,443               45
Puma AG Rudolf Dassler Sport                             380               93
RWE AG                                                14,431              833
SAP AG                                                 6,866            1,063
Schering AG                                            5,552              375
Siemens AG                                            32,346            2,571
Thyssen Krupp AG                                       6,806              145
TUI AG                                                 3,560               83
VEBA AG                                               32,012            2,867
Volkswagen AG                                          6,994              336
                                                                 ------------
                                                                       22,636
                                                                 ------------
GREAT BRITAIN (20.5%)
Aegis Group PLC                                       48,216               95
AMEC PLC                                              10,049               59
ARM Holdings PLC                                      35,206               65
AstraZeneca PLC                                       56,372            2,111
Astro All Asia Networks PLC *                         73,100              106
Aviva PLC                                             87,133            1,041
BAE Systems PLC                                      129,356              598
Balfour Beatty                                        12,655               78
Barclays PLC                                         294,324            3,223
Barratt Developments PLC                              10,231              117
BG Group PLC                                         144,563              984
BHP Billiton PLC                                     103,623            1,281
BOC Group PLC                                         18,308              338
Boots Group PLC                                       25,903              325
BP Amoco PLC                                         857,726            8,443
BPB PLC                                                9,762               95
Brambles Industries PLC                               50,170              259
British Airways PLC *                                 22,005              110

                                   CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  SHARES            VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

GREAT BRITAIN, CONTINUED
British American Tobacco PLC                          71,919     $      1,245
British Sky Broadcasting Group PLC                    61,371              653
BT Group PLC                                         447,957            1,753
Bunzl PLC                                             31,911              266
Cable & Wireless PLC                                  64,875              150
Cadbury Schweppes PLC                                 84,656              758
Capita Group PLC                                      46,724              315
Carnival PLC                                           5,681              340
Centrica PLC                                         136,147              598
Cobham PLC                                             3,532               89
Compass Group PLC                                     74,183              336
Daily Mail & General Trust                            14,031              188
Davis Service Group                                   14,163              115
De La Rue PLC                                         13,711               97
Diageo PLC                                           162,550            2,213
Dixons Group PLC                                      79,270              236
Electrocomponents PLC                                 17,490               99
EMAP PLC                                              11,913              191
EMI Group PLC                                         35,202              175
Enterprise Inns PLC                                   11,763              165
Exel PLC                                               7,121              107
FKI PLC                                               16,026               38
Friends Provident PLC                                 65,779              198
George Wimpey PLC                                     11,487               91
GKN PLC                                               16,595               76
Glaxosmithkline PLC                                  199,056            4,402
Great Universal Stores PLC                            41,111              746
Group 4 Securicor PLC *                               80,167              202
Hanson PLC                                            21,056              196
Hays PLC                                             120,541              282
HBOS PLC                                             133,964            2,134
Hilton Group PLC                                      53,588              298
HSBC Holdings PLC                                    512,387            8,472
IMI PLC                                               15,569              119
Imperial Chemical Industries PLC                      52,419              233
Imperial Tobacco Group PLC                            20,883              547
InterContinental Hotels Group PLC                     23,055              290
International Power PLC *                             35,340              112
Invensys PLC *                                       178,148               65
ITV PLC                                              187,565              412
J Sainsbury PLC                                       46,000              245
Johnson Matthey PLC                                    9,928              187
Kelda Group PLC                                       11,438              130
Kesa Electricals PLC                                  22,201              133
Kidde PLC                                             29,649               92
Kingfisher PLC                                       103,013              591
Legal & General Group PLC                            213,942              463
Lloyds TSB Group PLC                                 217,081            2,027
Logica PLC                                            29,333               97
Marks & Spencer PLC                                   91,778              623
Misys PLC                                             22,506               91
Mitchells & Butlers PLC                               24,946              153
National Grid Transco PLC                            136,941            1,330
Next PLC                                              11,971              354
Novar PLC                                             11,168               40
Pearson PLC                                           36,760              426

                                   CONTINUED

                                                   SHARES           VALUE
                                                ------------     ------------
FOREIGN STOCKS, CONTINUED

GREAT BRITAIN, CONTINUED
Peninsular & Oriental Steam Navigation
    Co. PLC                                           15,725     $         91
Persimmon PLC                                          2,731               37
Pilkington PLC                                        53,999              121
Prudential Corp. PLC                                  58,015              502
Rank Group PLC                                        21,903              110
Reckitt Benckiser PLC                                 23,998              712
Reed International PLC                                57,408              521
Rentokil Initial PLC                                 125,448              359
Reuters Holding PLC                                   68,277              512
Rexam PLC                                             20,632              177
Rio Tinto PLC                                         44,707            1,388
RMC Group PLC                                          5,539               88
Rolls-Royce Group PLC                                 97,340              478
Royal & Sun Alliance Insurance Group PLC              86,290              139
Royal Bank of Scotland Group PLC                      82,618            2,738
Sage Group PLC                                        51,920              193
Scot Power PLC                                        55,549              441
Scottish & Southern Energy PLC                        26,153              438
Serco Group PLC                                       31,435              147
Severn Trent PLC                                      12,577              218
Shell Transportation & Trading Co. PLC               377,794            3,295
Signet Group PLC                                      83,042              173
Smith & Nephew PLC                                    11,861              116
Smiths Industries PLC                                 22,399              355
SSL International PLC                                    403                3
Tate & Lyle PLC                                       29,332              243
Taylor Woodrow PLC                                    15,253               82
Tesco PLC                                            261,126            1,515
Tompkins PLC                                          28,072              143
Unilever PLC                                         147,897            1,403
United Business Media PLC                             15,316              156
United Utilities PLC                                  18,523              223
United Utilities PLC, A Shares                        12,447              107
Vodaphone Airtouch PLC                             2,600,334            6,705
Whitbread PLC                                         12,590              209
William Hill PLC                                      18,698              204
Wolseley PLC                                          29,048              600
WPP Group PLC                                         57,154              621
Yell Group PLC                                        20,256              174
                                                                 ------------
                                                                       81,049
                                                                 ------------
GREECE (0.2%)
Alpha Bank A.E.                                        8,400              283
National Bank of Greece SA                            12,654              426
Titan Cement Co.                                         800               26
                                                                 ------------
                                                                          735
                                                                 ------------
HONG KONG (1.1%)
Angang New Steel Co., Ltd., H Shares                  70,000               38
ASM Pacific Technology, Ltd.                           1,500                6
Bank of East Asia, Ltd.                               37,757              113
Beijing Datang Power Generation                      114,000               81
BOC Hong Kong Holdings, Ltd.                          69,000              127
Cathay Pacific Airways, Ltd.                          26,000               47
Cheung Kong Infrastructure Holdings, Ltd.             39,000              357
China Southern Airlines *                             94,000               34
CLP Holdings, Ltd.                                    45,680              259
Hang Lung Properties, Ltd.                            32,000               48

                                   CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

HONG KONG, CONTINUED
Hang Seng Bank, Ltd.                                  18,400     $        249
Henderson Land Development, Ltd.                      18,000               85
Hong Kong & China Gas Co., Ltd.                      100,348              208
Hong Kong Electric Holdings, Ltd.                     36,000              161
Hong Kong Exchanges & Clearing, Ltd.                  27,000               67
Hopewell Holdings, Ltd.                                8,000               20
Huaneng Power International                          244,000              170
Hutchison Whampoa, Ltd.                               57,000              520
Hysan Development Co., Ltd.                            7,206               14
MTR Corp.                                             36,801               58
New World Development Co., Ltd.                       35,296               34
PCCW, Ltd.                                            81,047               46
Petrochina                                         1,400,000              777
Sino Land Company, Ltd.                               25,443               23
Sinopec Shanghai Petrochem                           186,000               68
Sun Hung Kai Properties, Ltd.                         35,136              325
Swire Pacific, Ltd.                                   24,500              192
Techtronic Industries Co., Ltd.                       25,000               56
Television Broadcasts, Ltd.                            5,000               24
Wharf Holdings, Ltd.                                  32,600              105
                                                                 ------------
                                                                        4,312
                                                                 ------------
INDIA (0.0%)
Larsen & Toubro, Ltd. GDR                                  1               --#
                                                                 ------------
INDONESIA  (0.0%)
PT Mulia Industrindo Tbk *                            19,000                1
                                                                 ------------
IRELAND (0.6%)
Allied Irish Banks PLC                                 41602              827
Bank of Ireland                                       47,320              752
CRH PLC                                               15,106              400
DCC PLC                                                1,498               34
Elan Corp. PLC *                                      13,100              341
Grafton Group PLC *                                    1,311               16
Independent News & Media PLC                           7,163               21
Irish Life & Permanent PLC                             1,760               32
Kerry Group PLC                                        2,168               51
                                                                 ------------
                                                                        2,474
                                                                 ------------
ITALY (2.3%)
Alleanza Assicurazioni SpA                             6,729               91
Assicurazioni Generali                                11,415              378
Autogrill SpA *                                        1,564               25
Banca Fideuram SpA                                     2,974               16
Banca Monte dei Paschi di Seina SpA                   10,883               35
Banca Nazionale del Lavoro SpA *  (g)                 19,082               51
Banca Popolare di Milano                               2,038               18
Banche Popolari Unite Scrl                             1,567               32
Banco Popolare di Verona e Novara Scrl                10,993              211
Benetton Group SpA                                     1,984               26
Capitalia SpA                                          7,884               36
Credito Italiano                                     132,735              730
Enel SpA                                              20,686              194
ENI SpA                                               98,142            2,383
Fiat SpA *                                             1,635               14
Finmeccanica SpA                                     145,282              136
IntesaBci SpA                                        107,795              500
Intesabci SpA-RNC                                     10,733               44
Italcementi SpA                                        1,423               24

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

ITALY, CONTINUED
Luxottica Group SpA                                    1,227     $         27
Mediaset SpA                                          17,204              240
Mediobanca SpA                                         4,659               79
Mediolanum SpA                                         2,235               17
Pirelli SpA                                           65,537               93
RAS SpA                                                4,134               93
San Paolo IMI SpA                                     30,093              419
Seat Pagine Gialle SpA                                90,364               39
Snam Rete Gas SpA                                      2,807               17
Telecom Italia Mobile SpA (g)                        155,271            1,080
Telecom Italia SpA                                   364,710            1,444
Telecom Italia SpA, RNC                              225,449              722
Tiscali SpA * (g)                                      4,956               17
                                                                 ------------
                                                                        9,231
                                                                 ------------
JAPAN (25.5%)
Acom Co., Ltd.                                         4,520              318
Advantest                                              4,000              334
AEON Co., Ltd.                                        30,300              509
AEON Credit Service Co., Ltd.                          1,400               98
Aiful Corp.                                            2,650              301
Ajinomoto Co., Inc.                                   32,400              392
Alps Electric Co., Ltd.                                9,000              123
Amada Co., Ltd.                                       12,000               71
Asahi Breweries, Ltd.                                 23,600              294
Asahi Glass Co., Ltd.                                 58,800              620
Asahi Kasei Corp.                                     78,000              385
Asatsu, Ltd.                                             800               23
Bank of Yokohama, Ltd.                                69,000              435
Benesse Corp.                                          2,100               75
Bridgestone Corp.                                     46,000              903
Canon, Inc.                                           43,900            2,286
Casio Computer Co., Ltd.                              17,100              239
Central Japan Railway Co.(g)                              72              583
Chiba Bank, Ltd.                                      41,000              271
Chubu Electric Power Co., Inc.                        31,700              749
Chugai Pharmaceutical Co., Ltd.                       11,304              178
Citizen Watch Co., Ltd.                               15,300              139
Credit Saison Co., Ltd.                                8,600              292
CSK Corp.                                              4,700              214
Dai Nippon Printing Co., Ltd.                         26,600              419
Daicel Chemical Industries, Ltd.                       4,000               21
Daiichi Pharmaceutical Co., Ltd.                      13,000              300
Daikin Kogyo Corp.                                     6,700              180
Dainippon Ink & Chemicals, Inc.                       39,000               98
Daito Trust Construction Co., Ltd.                     4,900              226
Daiwa Bank Holdings, Inc. Npv *                      258,000              525
Daiwa House Co., Ltd.                                 27,600              319
Daiwa Securities Group, Ltd.                         172,000            1,165
Denki Kagaku Kogyo Kabushiki Kaisha, Ltd.             10,000               34
Denso Corp.                                           35,750              928
Dentsu, Inc.                                              24               61
Dowa Mining Co., Ltd.                                 32,000              220
East Japan Railway Co.                                   240            1,295
Ebara Corp.                                           19,800               92
Eisai Co., Ltd.                                       13,202              428
FamilyMart Co., Ltd.                                   2,300               74
Fanuc Co., Ltd.                                        9,200              621
Fast Retailing Co., Ltd.                               3,800              259

                                   CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

JAPAN, CONTINUED
Fuji Photo Film Co., Ltd.                             25,000     $        897
Fuji Television Network                                   52              114
Fujikura                                               8,000               36
Fujisawa Pharmaceutical Co.                            9,200              237
Fujitsu, Ltd. (g)                                     95,000              552
Furukawa Electric Co., Ltd. *                         30,800              165
Hankyu Department Stores, Inc.                         2,000               15
Hirose Electric Co., Ltd.                              1,700              180
Hitachi Chemical Co., Ltd.                             1,000               17
Hitachi, Ltd.                                        171,000            1,135
Hokkaido Electric Power Co., Inc.                      8,600              170
Hokuhoku Financial Group, Inc.                        55,000              149
Honda Motor Co., Ltd.                                 53,751            2,815
Hoya Corp.                                             5,500              566
Isetan Co., Ltd.                                      13,100              155
Ishihara Sangyo Kaisha, Ltd.                           4,000                9
Ishikawajima-Harima Heavy Industries
    Co., Ltd. *                                       35,000               51
Ito Yokado Co., Ltd.                                  17,300              693
Itochu Corp.                                          72,000              340
Itochu Techno-Science Corp.                            2,200               86
Japan Airlines System Corp. *                         39,000              116
Japan Real Estate Investment Corp.                        17              144
Japan Synthetic Rubber                                 9,100              193
Japan Tobacco, Inc.                                       33              350
JFE Holdings, Inc.                                    30,000              829
JGC Corp.                                              6,000               57
Joyo Bank, Ltd.                                       39,000              204
Kajima Corp.                                          51,400              227
Kaneka Corp.                                          18,000              200
Kansai Electric Power Co., Inc.                       36,700              712
Kao Corp.                                             33,000              767
Kawasaki Heavy Industries, Ltd.                       29,000               48
Kawasaki Kisen Kaisha, Ltd.                            2,000               14
Keihin Electric Express Railway Co., Ltd.             10,000               63
Keio Electric Railway Co., Ltd.                        6,000               36
Keyence Corp.                                          1,700              390
Kikkoman Corp.                                         4,000               40
Kinki Nippon Railway Co., Ltd.                        89,230              294
Kirin Brewery Co., Ltd.                               47,400              479
Kobe Steel, Ltd.                                     151,000              240
Kokuyo Co., Ltd.                                       1,900               24
Komatsu, Ltd.                                         57,400              426
Komori Corp.                                           2,000               31
Konami Co., Ltd.                                       5,700              127
Konica Corp.                                          23,500              295
Kubota Corp.                                          86,000              460
Kuraray Co., Ltd.                                     23,000              212
Kurita Water Industries, Ltd.                          1,900               29
Kyocera Corp.                                          8,600              619
Kyowa Hakko Kogyo Co., Ltd.                               23               --#
Kyushu Electric Power Co., Inc.                       20,400              404
Lawson, Inc.                                           2,400               93
Mabuchi Motor Co., Ltd.                                1,600              109
Marubeni Corp.                                        54,800              160
Marui Co., Ltd.                                       28,100              375
Matsushita Electric Industrial Co., Ltd.             109,000            1,617
Matsushita Electric Works                              5,000               45

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

JAPAN, CONTINUED
Meiji Seika Co., Ltd.                                  4,000     $         19
Meitec Corp.                                             900               33
Millea Holdings, Inc.                                     95            1,311
Minebea Co., Ltd.                                     15,000               65
Mitsubishi Chemical Corp.                            108,000              343
Mitsubishi Corp.                                      65,300              766
Mitsubishi Electric Corp.                            101,800              501
Mitsubishi Estate Co., Ltd.                           96,000            1,213
Mitsubishi Gas Chemical Co., Inc.                      4,000               19
Mitsubishi Heavy Industries, Ltd.                    175,000              475
Mitsubishi Logistics Corp.                             2,000               21
Mitsubishi Materials Corp.                           107,000              244
Mitsubishi Rayon Co., Ltd.                            30,000              104
Mitsubishi Tokyo Financial Group, Inc.                   248            2,337
Mitsui & Co., Ltd.                                    66,800              619
Mitsui Chemicals, Inc.                                20,000              116
Mitsui Fudosan Co., Ltd.  (g)                         70,400              875
Mitsui Mining & Smelting Co., Ltd.                    64,000              301
Mitsui O.S.K. Lines, Ltd.                              7,000               44
Mitsui Sumitomo Insurance Co.                        127,230            1,116
Mitsui Trust Holding, Inc.                            39,513              418
Mitsukoshi, Ltd.  (g)                                 37,000              189
Mizuho Financial Group, Inc.                             440            2,119
Murata Manufacturing Co., Ltd.                        12,300              642
NEC Corp.                                             86,200              494
NEC Electronics Corp.                                  2,000              101
Net One Systems Co., Ltd.                                 34              134
New Oji Paper Co.                                     58,400              329
NGK Insulators, Ltd.                                  15,600              158
NGK Spark Plug Co., Ltd.                              12,000              121
Nidec Corp.                                            2,400              269
Nikko Cordial Corp,                                   63,000              297
Nikon Corp.  (g)                                      16,000              210
Nintendo Co., Ltd.                                     6,000              680
Nippon Building Fund, Inc.                                17              143
Nippon Express Co., Ltd.                              44,600              218
Nippon Meat Packers, Inc.                             11,600              157
Nippon Mining Holdings, Inc.                          12,000               61
Nippon Oil Co., Ltd.                                  83,600              573
Nippon Sheet Glass Co., Ltd.                          17,000               73
Nippon Steel Corp.                                   388,800              945
Nippon Telegraph and Telephone Corp.                     365            1,539
Nippon Unipac Holding                                     50              216
Nippon Yusen Kabushiki Kaisha                         72,000              399
Nissan Chemical Industries, Ltd.                       6,000               50
Nissan Motors Co., Ltd.                              146,000            1,543
Nisshin Flour Milling Co., Ltd.                        4,000               45
Nisshin Steel Co., Ltd.                                5,000               12
Nisshinbo Industries, Inc.                             2,000               16
Nissin Food Products Co., Ltd.                         3,800              101
Nitto Denko Corp.                                      8,900              473
Nomura Research Institute, Ltd.                        1,400              138
Nomura Securities Co., Ltd.                          109,000            1,431
NSK, Ltd.                                             34,000              176
NTN Corp.                                             23,000              130
NTT Data Corp.                                            85              293
NTT DoCoMo, Inc.                                         568              987
Obayashi Corp.                                        40,000              256

                                   CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

JAPAN, CONTINUED
OBIC Co., Inc.                                           500     $        102
Oki Electric Industry Co., Ltd. *                     31,000              137
Olympus Optical Co., Ltd.                              7,000              146
Omron Corp.                                           12,100              292
Onward Kashiyama Co., Ltd.                             4,000               62
Oracle Corp. Japan (g)                                 2,200              110
Oriental Land Co., Ltd.                                2,500              171
Orix Corp.                                             5,000              660
Osaka Gas Co., Ltd.                                  103,200              312
Pioneer Electronic Corp.                               8,701              161
Promise Co., Ltd.                                      5,500              387
Ricoh Co., Ltd.                                       35,000              618
Rohm Co., Ltd.                                         5,600              510
Sampo Japan Insurance, Inc.                           41,000              402
Sanden Corp.                                           1,000                6
Sankyo Co., Ltd.                                      19,404              432
Sanyo Electric Co., Ltd.                              86,000              277
Secom Co., Ltd.                                        9,100              362
Seiko Epson Corp.                                      4,700              195
Sekisui Chemical Co., Ltd.                            12,000               94
Sekisui House, Ltd.                                   34,600              401
Seven-Eleven Japan Co., Ltd.                          20,200              612
Sharp Corp.                                           44,200              677
Shimachu Co., Ltd.                                     1,900               46
Shimamura Co., Ltd.                                    2,000              144
Shimano, Inc.                                          4,600              127
Shimizu Construction                                  36,600              182
Shin-Etsu Chemical Co.                                18,648              738
Shinsei Bank, Ltd.                                    31,000              188
Shionogi & Co., Ltd.                                  17,000              214
Shisiedo Co., Ltd.                                    21,800              303
Shizuoka Bank, Ltd.                                   33,000              334
Showa Denko KK                                        38,000               91
Showa Shell Sekiyu KK                                  7,000               64
Skylark Co., Ltd.                                      5,700               97
SMC Corp.                                              3,800              444
Softbank Corp.                                        13,600              643
Sony Corp.                                            40,698            1,508
Stanley Electric Co., Ltd.                             5,700               87
Sumitomo Bakelite Co.                                  4,000               25
Sumitomo Chemical Co., Ltd.                           72,600              375
Sumitomo Corp.                                        43,200              370
Sumitomo Electric Industries                          28,400              310
Sumitomo Heavy Industries, Ltd. *                      8,000               36
Sumitomo Metal Industry, Ltd.                        229,000              345
Sumitomo Metal Mining Co., Ltd.                       60,600              416
Sumitomo Mitsui Financial Group, Inc. (g)                359            2,514
Sumitomo Osaka Cement Co., Ltd.                        7,000               17
Sumitomo Realty & Development Co., Ltd.               34,000              475
Sumitomo Trust & Banking                              60,000              407
Taiheiyo Cement Corp.                                  8,000               21
Taisei Construction                                   32,000              125
Taisho Pharmaceutical Co.                              2,913               61
Taiyo Yuden Co., Ltd.                                  4,000               42
Taka Shi Maya Co., Ltd.                               21,000              201
Takara Shuzo Co., Ltd.                                 4,000               34
Takeda Chemical Industries, Ltd.                      45,500            2,159
Takefuji Corp.                                         4,000              280

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

JAPAN, CONTINUED
Takuma Co., Ltd.                                       3,000     $         24
TDK Corp.                                              6,500              452
Teijin, Ltd.                                          50,400              209
Teikoku Oil Co., Ltd.                                  4,000               25
Terumo Corp.                                          10,700              309
The 77 Bank, Ltd.                                     19,000              138
The Bank of Fukuoka, Ltd.                             31,000              198
The Daimaru, Inc.                                     19,000              166
THK Co., Ltd.                                            600               12
TIS, Inc.                                              2,551              113
Tobu Railway Co., Ltd.                                29,600              117
Toda Corp.                                             6,000               31
Toho Co.                                               1,600               26
Tohoku Electric Power Co., Ltd.                       21,700              386
Tokyo Broadcasting System, Inc.                        4,600               77
Tokyo Electric Power Co., Inc.                        58,500            1,394
Tokyo Electronics, Ltd.                                9,700              565
Tokyo Gas Co., Ltd. (g)                              128,600              531
Tokyu Corp.                                           48,400              267
Tonengeneral Sekiyu K.K.                               5,000               46
Toppan Printing Co., Ltd.                             27,600              296
Toray Co.                                             78,100              364
Toshiba Corp.                                        153,000              619
Tosoh Corp.                                           30,000              138
Tostem Corp.                                           9,600              175
Toto, Ltd.                                            23,600              214
Toyo Seikan Kaisha, Ltd.                               8,000              154
Toyobo Co., Ltd.                                       2,000                5
Toyoda Gosei Co., Ltd.                                   500               10
Toyota Automatic Loom Works                            2,900               70
Toyota Motor Corp.                                   150,800            5,863
Trend Micro, Inc.                                      6,200              278
UJF Holdings, Inc.                                       234            1,398
Uni-Charm Corp.                                        1,600               72
Uniden Corp.                                           3,000               58
UNY Co., Ltd.                                          5,000               59
USS Co., Ltd.                                          3,780              313
Wacoal Corp.                                           2,000               22
West Japan Railway Co.                                    17               67
World Co., Ltd.                                          850               31
Yahoo Japan Corp. *                                       95              481
Yakult Honsha Co., Ltd.                                4,000               72
Yamada Denki Co., Ltd.                                 7,400              311
Yamaha Corp.                                           4,300               66
Yamaha Motor Co., Ltd.                                 1,000               16
Yamanouchi Pharmaceutical Co., Ltd.                   16,301              593
Yamato Transport Co., Ltd.                            17,000              254
Yamazaki Baking Co., Ltd.                              3,000               29
Yokogawa Electric Corp.                               11,400              151
                                                                 ------------
                                                                      100,380
                                                                 ------------

MALAYSIA (0.7%)
AMMB Holdings Berhad                                  98,300               85
Berjaya Sports Toto Berhad                            51,800               55
Commerce Asset-Holdings Berhad                        93,800              118
Gamuda Berhad                                         29,700               43
Genting Berhad                                        25,000              132
Hong Leong Bank Berhad                                50,600               73
IOI Corp. Berhad                                      50,000              122

                                   CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

MALAYSIA, CONTINUED
Kuala Lumpur Kepong Berhad                            26,800               48
Magnum Corp. Berhad                                   44,000               27
Mal Rothmans Pall Mall                                11,100              139
Malakoff Berhad                                       42,000               83
Malayan Banking Berhad                               119,000              384
Malaysian International Shipping Corp.
    Berhad                                            37,700              153
Maxis Communications Berhad                           50,000              125
Nestle Berhad                                          8,000               50
O.Y.L. Industries Berhad                               5,400               51
Petronas Gas Berhad                                   10,000               19
PLUS Expressways Berhad                              114,400               83
Proton Holdings Berhad                                18,000               40
Public Bank Berhad                                    70,000              148
Resorts World Berhad                                  33,700               90
RHB Capital Berhad                                    93,000               60
Sime Darby Berhad                                     96,800              163
SP Setia Berhad                                       53,200               62
Tanjong PLC                                           17,900               69
Telekom Malaysia Berhad                               59,000              171
Tenaga Nasional Berhad                                61,500              173
YTL Corporation Berhad                                58,000               85
                                                                 ------------
                                                                        2,851
                                                                 ------------
NETHERLANDS (4.4%)
ABN AMRO Holding NV                                   79,277            2,144
Aegon NV                                              57,287              776
Akzo NV                                               11,287              471
ASML Holding NV *                                     20,930              342
DSM NV                                                 2,500              155
Elsevier NV                                           27,950              377
Hagemeyer NV *                                         2,132                5
Heineken NV                                            9,583              328
ING Groep NV                                          80,828            2,325
Koninklijke KNP NV                                    81,289              780
Oce NV                                                 3,666               56
Philips Electronics NV                                59,147            1,546
Royal Dutch Petroleum (g)                            97,265            5,644
TNT Post Groep NV                                     14,302              392
Unilever NV                                           23,524            1,532
Vedior NV                                              4,797               85
VNU NV                                                11,300              330
Wolters Kluwer NV CVA                                 13,628              246
                                                                 ------------
                                                                       17,534
                                                                 ------------
NEW ZEALAND (0.0%)
Auckland International Airport, Ltd.                   1,787               10
Carter Holt Harvey, Ltd.                               5,862                9
Contact Energy, Ltd.                                   2,639               12
Fisher & Paykel Appliances Holdings, Ltd.              1,810                5
Fisher & Paykel Industries, Ltd.                       2,095                5
Fletcher Building, Ltd.                                2,432               11
Sky City Entertainment Group, Ltd.                     2,451                9
Telecom Corp. of New Zealand, Ltd.                    12,253               54
The Warehouse Group, Ltd.                              1,226                3
                                                                 ------------
                                                                          118
                                                                 ------------

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

NORWAY (0.3%)
DnB Holding  ASA                                      13,396     $        123
Norsk Hydro ASA                                        6,142              468
Norske Skogindustrier AG                               4,400               86
Orkla SA                                               8,000              261
Schibsted ASA                                          1,250               34
Statoil ASA                                           11,500              174
Storebrand ASA                                         1,300               11
Tandberg ASA                                             800                9
Telenor ASA                                           12,900              119
Tomra Systems ASA                                      2,135               11
Yara International ASA *                               6,142               72
                                                                 ------------
                                                                        1,368
                                                                 ------------
PORTUGAL (0.2%)
Banco Commercial                                      88,339              243
BPI-SGPS SA                                            2,389               10
Brisa Auto-Estradas                                    6,482               61
Electricidade de Portugal SA                          36,526              108
Portugal Telecom SA                                   34,562              427
PT Multimedia-Servicos de Telecomunicacoes
    e Multimedia, SGPS, SA                               687               18
Sonae, SGPS SA                                        25,407               39
                                                                 ------------
                                                                          906
                                                                 ------------
RUSSIA (0.4%)
Lukoil ADR                                             5,900              734
MMC Norilsk Nickel                                     3,700              213
Oao Gazprom ADR (g)                                    3,598              123
RAO Unified Energy Systems                             4,100              119
Rostelecom ADR (g)                                     6,600               71
Surgutneftegaz ADR (g)                                 4,600              174
Tatneft ADR (g)                                        3,300              105
                                                                 ------------
                                                                        1,539
                                                                 ------------
SINGAPORE (1.5%)
Ascendas Real Estate Investment Trust                 59,000               71
Capitaland, Ltd. (g)                                  96,000              134
CapitaMall Trust                                      53,300               65
Chartered Semiconductor
    Manufacturing, Ltd. * (g)                        105,000               65
City Developments, Ltd.                               56,370              236
ComfortDelGro Corp., Ltd.                            168,333              154
Creative Technology, Ltd.                              5,355               73
DBS Group Holdings, Ltd.                              94,945              917
Fraser & Neave, Ltd.                                  14,000              143
Keppel Corp., Ltd.                                    49,000              275
Neptune Orient Lines, Ltd.                            92,000              191
Oversea-Chinese Banking Corp., Ltd.                   82,745              692
Overseas Union Enterprises                             3,735               18
Sembcorp Industries, Ltd.                             82,303               93
Singapore Airlines, Ltd. (g)                          47,000              336
Singapore Exchange, Ltd.                             100,911              116
Singapore Post, Ltd.                                 157,000               86
Singapore Press Holdings, Ltd.                       140,743              383
Singapore Technology Engineering, Ltd.               120,760              177
Singapore Telecommunications, Ltd.                   458,503              714
United Overseas Bank, Ltd.                           102,720              872
United Overseas Land, Ltd.                            41,704               55
Venture Manufacturing, Ltd.                           20,445              196
                                                                 ------------
                                                                        6,062
                                                                 ------------

                                   CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

SPAIN (4.5%)
Abertis Infraestructuras                               8,466              192
Acerinox, SA                                           4,074               62
Actividades de Construccion y Servicios, SA           17,568              440
Altadis SA                                            16,916              738
Amadeus Global Travel Distribution SA                 15,263              144
Antena 3 Television SA *                                 818               63
Banco Bilbao Vizcaya-Argentari                       123,356            2,075
Banco Popular Espanol SA                               6,918              459
Banco Santander Central Hispano SA (g)               172,706            2,050
Endesa SA                                             55,709            1,268
Gas Natural SDG SA                                    32,444              937
General De Aguas De Barcelona SA                       3,730               79
Grupo Ferrovial SA                                     3,589              215
Iberdrola SA                                          54,070            1,338
Indra Sistemas SA                                      3,081               53
Industria de Diseno Textil SA                          6,289              178
Repsol SA                                             45,367            1,158
Telefonica SA                                        339,812            6,179
Union Electric Penosa SA                               3,967              107
Vallehermoso SA                                        4,713               75
                                                                 ------------
                                                                       17,810
                                                                 ------------
SWEDEN (2.2%)
Alfa Laval AB                                            700               11
Assa Abloy AB, Series B                               14,650              232
Atlas Copco AB, Series A                               3,764              175
Atlas Copco AB, Series B                               1,000               43
Billerud                                               3,250               52
Electrolux AB, Series B                               19,700              420
Eniro AB                                               7,200               72
Ericsson LM, Series B *                              440,737            1,293
Gambro AB, Series A                                      900               13
Getinge AB, B Shares                                   6,200               81
Hennes & Mauritz AB, Series B                         18,450              608
Holmen AB                                              2,900               97
Modern Times Group MTG AB *                            2,150               57
Nordic Baltic                                        124,322            1,151
Sandvik AB                                             9,188              375
Securitas AB, Series B                                24,100              381
Shanska AB, Series B                                  36,117              418
Skandia Forsakrings AB                                16,831               87
Skandiaviska Enskil                                   21,620              385
SKF AB, Series B                                       5,750              264
Svenska Cellulosa AB, Series B                        10,000              383
Svenska Handelsbanken, Series A                       34,902              826
Svenskt Stal AB, Series A                              1,300               31
Swedish Match AB                                      18,900              227
Tele2 AB                                               3,475              119
Telia                                                 98,526              558
Volvo AB, Series A                                     3,233              126
Volvo AB, Series B                                     8,310              337
WM-Data AB                                             7,800               17
                                                                 ------------
                                                                        8,839
                                                                 ------------
SWITZERLAND (4.7%)
Abb, Ltd. *                                           22,145              122
Adecco SA, Registered                                  3,071              159
Ciba Specialty Chemicals AG                            1,390              100
Clariant AG                                            2,976               49
Compagnie Finaciere Richemont AG                      25,245              790

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------

FOREIGN STOCKS, CONTINUED

SWITZERLAND, CONTINUED
Credit Suisse Group                                   29,039     $      1,169
Geberit AG                                                69               51
Givaudan                                                 207              131
Holcim                                                 3,178              198
Logitech International SA *                            1,090               67
Lonza Group AG                                         1,056               65
Nestle (g)                                            16,296            4,277
Nobel Biocare Holding AG                               1,000              175
Novartis AG, Registered                               73,928            3,544
Roche Holdings AG, Genusscheine                       21,742            2,315
Schindler Holding AG                                     137               50
Serono SA (g)                                            343              212
Societe Generale de Surveillance
    Holdings SA                                          192              136
Straumann AG                                             450               95
Sulzer AG, Registered                                     63               25
Swiss Reinsurance                                      2,727              186
Swisscom AG                                              567              214
Syngenta                                               5,320              572
The Swatch Group AG                                      653               18
The Swatch Group AG, Series B                            626               87
UBS AG                                                41,010            3,326
Zurich Financial Services                              1,884              313
                                                                 ------------
                                                                       18,446
                                                                 ------------
THAILAND (1.0%)
Advanced Info Service Public Co., Ltd.               174,300              479
Bangkok Bank Public Co., Ltd.                         68,900              191
Bangkok Bank Public Co., Ltd.,
    Foreign Registered Shares                        132,600              399
BEC World Public Co., Ltd.                           175,200               77
Charoen Pokphand Foods Public Co., Ltd.              436,829               42
Delta Electronics Public Co., Ltd.                    62,000               31
Electricity Generating PLC                            33,548               72
Hana Microelectronics Public Co., Ltd.                37,410               20
Kasikornbank Public Co., Ltd., Foreign
    Registered Shares *                              277,357              417
Land and Houses Public Co., Ltd.                     341,554               88
Land and Houses Public Co., Ltd.,
Foreign Registered Shares                            255,315               71
National Finance Public Co., Ltd.                    125,300               47
PTT Exploration & Production Co., Ltd.                20,158              151
PTT Public Co., Ltd.                                 145,300              694
Sahaviriya Steel Industries PLC                      826,000               63
Shin Corp. Public Co., Ltd.                          225,900              255
Siam Cement Public Co., Ltd.                          33,277              219
Siam Cement Public Co., Ltd., Foreign
    Registered Shares                                 60,100              418
Siam City Cement Public Co., Ltd.,
    Foreign Registered Shares                         19,600              132
Siam Commercial Bank Public Co.,
    Ltd., Foreign Registered Shares                   98,300              129
TISCO Finance Public Co., Ltd.,
    Foreign Registered Shares                         75,200     $         54
                                                                 ------------
                                                                        4,049
                                                                 ------------

TOTAL FOREIGN STOCKS                                                  360,189
                                                                 ------------

                                   CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

PREFERRED STOCKS (0.8%)

BRAZIL (0.7%)
Banco Bradesco SA                                     12,000              298
Brasil Telecom Participacoes SA                   13,208,000               85
Caemi Mineracao e Metalurgica SA *                    93,000               86
Companhia de Bebidas das Americas                    967,000              248
Companhia Energetica de Minas Gerais               5,531,000              122
Companhia Siderurgica de Tubarao                     808,000               44
Embratel Participacoes SA *                       11,807,000               19
Empresa Brasileira de Aeronautica SA                  19,000              151
Gerdau SA                                              8,000              136
Klabin SA                                             34,000               64
Petroleo Brasileiro SA                                31,000            1,108
Sadia SA                                              27,000               52
Tele Centro Oeste Celular
    Participacoes SA                              13,534,566               45
Telesp Celular Participacoes SA *                 23,754,000               59
Votorantim Celulose e Papel SA *                       4,605               67
                                                                 ------------
                                                                        2,584
                                                                 ------------
GERMANY (0.0%)
Volkswagen AG                                          1,041               37
                                                                 ------------
RUSSIA (0.1%)
Surgutneftegaz ADR                                     6,500              372
                                                                 ------------
THAILAND (0.0%)
Siam Commercial Bank Public Co., Ltd.                 46,641               60
                                                                 ------------

TOTAL PREFERRED STOCKS                                                  3,053
                                                                 ------------

INVESTMENT COMPANIES (3.7%)

UNITED STATES (3.7%)
Excelsior Pacific Asia Fund                               33               --#
Franklin Mutual European Fund                         72,960            1,413
Invesco Gold and Precision Metals Fund                    59               --#
iShares MSCI Emerging Markets Index Fund (g)           5,300            1,064
iShares MSCI Germany Index Fund (g)                  132,400            2,350
iShares MSCI Hong Kong Index Fund (g)                398,500            4,592
iShares MSCI Switzerland Index Fund (g)               20,800              344
Matthews China Fund                                   55,918              769
Matthews Pacific Tiger Fund                           80,040            1,249
Oakmark International Fund                            30,250              630
Oakmark International Small Cap Fund                  54,067            1,102
Scudder Latin America Fund                            14,934              466
T. Rowe Price Japan Fund *                            15,453              129
Vanguard International Growth Fund                    14,470              265
Vanguard International Value Fund                      9,181              278
                                                                 ------------

TOTAL INVESTMENT COMPANIES                                             14,651
                                                                 ------------

SHORT TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (5.9%)

Pool of various securities for
    Fifth Third Funds                           $     23,315           23,315
                                                                 ------------

TOTAL SHORT TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                  23,315
                                                                 ------------

TOTAL INVESTMENTS (COST $387,106) + - 101.5%                          401,451(j)

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%                         (6,011)
                                                                 ------------

NET ASSETS - 100.0%                                              $    395,440
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

                                                                       BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

COMMERCIAL PAPER (6.3%)

Goldman Sachs Group, Inc., 2.42%,
    2/15/05 ** (f)                              $      8,170     $      8,162
Nestle Capital Corp., 2.28%, 2/10/05 ** (f)            8,850            8,843
                                                                 ------------
TOTAL COMMERCIAL PAPER                                                 17,005
                                                                 ------------
CORPORATE BONDS (63.2%)

AIG Sunamerica Global Finance, 6.90%,
    3/15/32 (g)                                          955            1,154
Alliant Master Trust, Series 2000-1A,
Class A, 2.89%, 6/20/06 (d) (e)                        4,000            4,001
AOL Time Warner, Inc., 7.70%, 5/1/32                     480              598
Bank of Montreal-Chicago, 7.80%, 4/1/07                2,750            2,969
Bear Stearns Adjustable Rate Mortgage
    Trust, Series 2004-10, Class 12A3,
    4.74%, 1/25/35 (d)                                 2,100            2,112
Bear Stearns Asset Backed Securities,
    Inc., Series 2004-HE3, Class 1A1, 2.70%,
    5/25/31 (d)                                        2,644            2,644
Bear Stearns Commercial Mortgage
    Securities, Inc., Series 2000-WF2, Class
    A1, 7.11%, 10/15/32                                2,599            2,771
Bear Stearns Commercial Mortgage
    Securities, Inc., Series 2004-T14, Class
    A4, 5.20%, 1/12/41                                 2,000            2,079
Chase Funding Loan Acquisition Trust,
    Series 2004-OPT1, Class M1, 2.99%,
    6/25/34 (d)                                        3,660            3,681
Citigroup, Inc., 6.50%, 2/7/06                           175              180
Comcast Cable, 7.13%, 6/15/13                          1,750            2,024
Countrywide Asset-Backed Certificates,
    Series 2002-BC1, Class M1, 3.37%,
    4/25/32 (d)                                        2,800            2,808
Cox Communications, Inc., 5.50%, 10/1/15                 800              803
Credit Suisse First Boston Mortgage
    Securities Corp., Series 1997-C2, Class
    A2, 6.52%, 1/17/35                                   447              458
DaimlerChrysler, 8.50%, 1/18/31                        1,035            1,326
Devon Energy Corp., 7.95%, 4/15/32                       700              919
Equity One ABS, Inc., Series 2004-1,
    Class AF4, 4.15%, 4/25/34  (d)                     4,000            3,996
First Franklin Mortgage Loan, 2.47%,
    7/25/33 (d)                                        1,729            1,726
Firstenergy Corp., 6.45%, 11/15/11                     1,070            1,161
Fleet/Norstar Group, 8.63%, 1/15/07                    2,000            2,186
Ford Motor Co., 7.45%, 7/16/31 (g)                       720              718
France Telecom, 9.50%, 3/1/31                            650              904
Gazprom International, 7.20%, 2/1/20 (e)               1,000            1,059
General Electric Capital Corp., 6.75%,
    3/15/32                                            1,055            1,265
General Motors Acceptance Corp.,
    6.13%, 9/15/06                                     3,000            3,050
General Motors Acceptance Corp.,
    6.88%, 9/15/11                                       170              171
General Motors Acceptance Corp.,
    Mortgage Corp. Loan Trust, 2.76%,
    12/25/20 (d)                                       4,494            4,490

                                   CONTINUED

BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

CORPORATE BONDS, CONTINUED

General Motors Acceptance Corp.,
    Mortgage Corp. Loan Trust, 4.34%,
    11/1/34 (d)                                 $      1,750     $      1,749
General Motors Acceptance Corp.,
    Mortgage Corp. Loan Trust, 2.72%,
    2/25/35 (d)                                        8,000            8,014
Greenwich Capital Commercial Funding
    Corp., Series 2002-C1, Class A4, 4.95%,
    1/11/35                                            4,000            4,114
Greenwich Capital Commercial Funding
    Corp., Series 2004-GG1, Class A5,
    4.88%, 6/10/36                                     2,000            2,055
GS Mortgage Securities Corp. II, Series
    2004-C1, Class A1, 3.66%, 10/10/28                 5,160            5,091
GS Mortgage Securities Corp. II, Series
    2004-GG2, Class A3, 4.60%, 8/10/38                 4,900            4,987
Harley-Davidson Motorcycle Trust,
    Series 2004-2, Class B, 2.96%, 2/15/12               391              388
Household Finance Corp., 6.50%, 11/15/08                 170              184
JP Morgan Chase Commercial
    Mortgage, 5.26%, 7/12/37                             865              903
JP Morgan Chase Commercial Mortgage
    Securities, Series 200-CIBC, Class A2,
    6.00%, 3/15/33                                     2,044            2,119
JP Morgan Mortgage Trust, Series
    2004-A5, Class 4A2, 4.85%, 12/25/34                4,552            4,549
JP Morgan Mortgage Trust, Series
    2005-A1, Class 2A1, 4.88%, 1/25/35                 1,360            1,366
Kinder Morgan Energy Partners, 5.00%,
    12/15/13                                           1,010            1,015
Lehman Brothers Holdings, 8.25%, 6/15/07                 170              187
Midland Bank PLC, 7.63%, 6/15/06                       2,000            2,120
Morgan Stanley Capital I, 5.11%, 6/15/40               3,200            3,301
Morgan Stanley Capital I, Series
    2004-IQ7, Class A2, 5.02%, 6/15/38                 3,300            3,411
Morgan Stanley Dean Witter Capital I,
    4.74%, 11/13/36                                    5,200            5,274
Morgan Stanley Mortgage Loan Trust,
    5.00%, 8/25/19                                     3,160            3,195
Motorola, Inc., 6.50%, 11/15/28                          805              878
National City Bank, 7.25%, 7/15/10                     3,000            3,439
National Rural Utilities, 7.25%, 3/1/12                  125              145
Navistar Financial Corp. Owner Trust,
    1.73%, 2/15/07                                       388              385
Navistar Financial Corp. Owner Trust,
    2.55%, 4/15/08 (d)                                 8,200            8,217
Navistar Financial Corp. Owner Trust,
    Series 2004-A, Class B, 2.46%, 3/15/11             1,864            1,824
NCNB Corp., 10.20%, 7/15/15                            5,000            6,869
Norfolk Southern, 9.00%, 3/1/21                          130              179
Oncor Electric Delivery, 7.00%, 5/1/32                   480              571
Pemex Master Trust, 6.13%, 8/15/08                       825              867
Republic New York Corp., 7.00%, 3/22/11                2,000            2,245
Residential Accredit Loans, Inc., 2.80%,
    3/25/34 (d)                                        3,661            3,655
Residential Asset Securities Corp.,
    2.77%, 3/25/34 (d)                                 2,000            2,000

                                   CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

CORPORATE BONDS, CONTINUED

Science Applications International Co.,
    5.50%, 7/1/33                               $      2,105     $      2,090
SLM Corp., 5.00%, 4/15/15                                175              176
Swiss Bank Corp. - New York, 7.38%,
    7/15/15                                            2,000            2,410
Thornburg Mortgage Securities Trust,
    Series 2004-2, Class A3, 2.70%, 6/25/44 (d)        5,200            5,201
Trans-Canada Pipeline, 5.60%, 3/31/34                    750              770
Travelers Property Casualty Corp.,
    7.75%, 4/15/26                                        85              104
Truck Retail Installment Paper Corp.,
    2.82%, 5/15/13  (d)                                6,950            6,955
UBS Preferred Funding Trust I, 8.62%,
    10/29/49 (d)                                         925            1,105
United Mexican States, 4.63%, 10/8/08                  2,460            2,485
US Bank NA, 6.30%, 2/4/14                                345              385
Valero Energy Corp., 7.50%, 4/15/32                      750              931
Verizon Florida, Inc., 6.13%, 1/15/13                  1,975            2,105
Washington Mutual, Series 2003-AR9,
    Class 1A6, 4.10%, 9/25/33                          5,862            5,834
Washington Mutual, Series 2004-AR3,
    Class A-2, 4.24%, 6/25/34                          2,167            2,150
YUM! Brands Inc., 7.70%, 7/1/12                        1,250            1,484
                                                                 ------------

TOTAL CORPORATE BONDS                                                 170,734
                                                                 ------------

MUNICIPAL BONDS (0.8%)

CALIFORNIA (0.8%)
San Bernardino County, Financing
    Authority Pension Obligation Revenue,
    6.99%, 8/1/10                                      2,000            2,260
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                   2,260
                                                                 ------------

U.S. GOVERNMENT AGENCIES (49.3%)

FANNIE MAE (31.6%)
6.05%, 12/1/08                                         2,904            3,074
4.25%, 10/25/16                                        3,643            3,642
6.00%, 2/1/17                                            141              148
6.00%, 5/1/17                                            328              343
6.00%, 6/1/17                                            187              196
6.00%, 6/1/17                                            291              305
6.50%, 6/1/17                                            410              434
6.50%, 8/1/17                                            345              364
5.50%, 12/1/17                                         2,037            2,104
5.50%, 1/1/18                                             20               20
5.50%, 1/1/18                                          1,036            1,069
5.50%, 1/1/18                                            171              177
5.50%, 2/1/18                                             14               14
5.50%, 2/1/18                                             86               89
4.50%, 5/1/18 TBA                                     13,550           13,538
6.00%, 5/1/18                                          1,849            1,936
5.00%, 7/1/18 TBA                                      5,200            5,286
4.00%, 12/25/20                                        5,000            5,022
4.00%, 2/25/21                                         5,339            5,360
7.50%, 6/1/28                                            381              409
6.50%, 8/1/28                                            218              229

                                   CONTINUED

                                                                       BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

U.S. GOVERNMENT AGENCIES, CONTINUED

FANNIE MAE, CONTINUED
6.50%, 6/1/29                                   $        250     $        262
6.50%, 4/1/32                                            435              456
6.50%, 6/1/32                                          1,557            1,630
7.00%, 6/1/32                                            631              671
6.50%, 7/1/32                                            722              756
6.50%, 7/1/32                                            919              962
7.50%, 12/1/32                                           370              396
6.00%, 1/1/33 TBA                                      3,000            3,093
6.00%, 1/1/33                                            693              716
6.50%, 3/1/33                                            423              442
5.00%, 5/1/33 TBA                                     19,000           18,966
5.50%, 5/1/33 TBA                                      9,500            9,680
6.00%, 2/1/34                                            935              966
6.00%, 2/1/34                                            937              968
7.00%, 9/1/34                                          1,647            1,743
                                                                 ------------
                                                                       85,466
                                                                 ------------
FEDERAL HOME LOAN BANK (1.7%)
4.06%, 8/25/09                                         4,624            4,604
                                                                 ------------

FREDDIE MAC (14.7%)
4.50%, 8/15/16                                         3,000            3,020
5.50%, 1/1/18                                             77               79
6.50%, 1/1/29                                          2,659            2,790
6.75%, 3/15/31                                         1,300            1,636
7.00%, 1/1/32                                            240              256
6.50%, 7/1/32                                            525              551
6.25%, 7/15/32 (g)                                     3,500            4,167
7.00%, 8/1/32                                          1,001            1,059
6.50%, 9/1/32                                            216              226
6.50%, 1/20/33                                         1,643            1,726
5.50%, 2/1/33 TBA                                     13,900           14,175
6.00%, 9/1/33                                          1,009            1,042
4.50%, 6/1/34                                          1,050            1,025
4.50%, 9/1/34                                          1,218            1,189
6.00%, 10/1/34                                         6,670            6,892
                                                                 ------------
                                                                       39,833
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION (1.3%)
6.50%, 3/15/28                                           315              332
6.50%, 9/15/28                                           333              351
6.50%, 10/15/28                                          396              418
4.50%, 11/16/29                                        2,387            2,375
                                                                 ------------
                                                                        3,476
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                                        133,379
                                                                 ------------

U.S. TREASURY OBLIGATIONS (2.3%)

U.S. TREASURY BONDS (1.4%)
5.45%, 5/15/17 **                                      5,800            3,333
6.13%, 8/15/29                                            85              103
5.38%, 2/15/31(g)                                        220              246
                                                                 ------------
                                                                        3,682
                                                                 ------------

                                   CONTINUED

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

U.S. TREASURY OBLIGATIONS, CONTINUED

U.S. TREASURY NOTES (0.9%)
6.75%, 5/15/05 (g)                                     1,925     $      1,947
5.00%, 2/15/11                                           490              521
                                                                 ------------
                                                                        2,468
                                                                 ------------

TOTAL U.S. TREASURY OBLIGATIONS                                         6,150
                                                                 ------------

MONEY MARKETS (1.5%)

Dreyfus Cash Management Money
    Market Fund                                          101               --#
Federated Prime Value Obligations
    Money Market Fund                              3,931,457            3,931
                                                                 ------------

TOTAL MONEY MARKETS                                                     3,931
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (2.9%)

Pool of various securities for
    Fifth Third Funds                           $      7,914            7,914
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                   7,914
                                                                 ------------

TOTAL INVESTMENTS (COST $335,104) + - 126.3%                          341,373

LIABILITIES IN EXCESS OF OTHER ASSETS - (26.3)%                       (71,067)
                                                                 ------------

NET ASSETS - 100.0%                                              $    270,306
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

CORPORATE BONDS (66.3%)

ABN AMRO Bank NV, 7.13%, 6/18/07                $      7,300     $      7,842
Anthem, Inc., 3.50%, 9/1/07                            2,375            2,355
AT & T Broadband Corp., 8.38%, 3/15/13                 1,750            2,162
Bank of Montreal-Chicago, 7.80%, 4/1/07                6,000            6,478
BB&T Corp., 7.25%, 6/15/07                             6,000            6,457
Bear Stearns Co., Inc., 5.70%, 1/15/07                 3,000            3,113
Bear Stearns Commercial Mortgage
    Securities, Inc., Series 2000-WF2, Class
    A1, 7.11%, 10/15/32                                2,215            2,362
Bear Stearns Commercial Mortgage
    Securities, Inc., Series 2004-T14, Class
    A3, 4.80%, 1/12/41                                 2,000            2,041
Bond Securitization Asset-Backed
    Certificate, Series 2003-1, Class A1,
    2.93%, 10/25/34  (d)                                 197              197
Chase Funding Mortgage Loan
    Asset-Backed, Series 2004-2, Class 1A3,
    4.21%, 9/25/26                                     5,070            5,075
Chase Mortgage Finance Corp., Series
    2004-S1, Class A7, 4.50%, 2/25/19                  7,036            6,981
Chevron Phillips Chemical Co., 5.38%,
    6/15/07                                            6,015            6,204
CIT Group, Inc., 5.13%, 9/30/14                        2,000            2,025
    Citicorp Mortgage Securities, Inc., Series
    2003-5, Class 2A2, 5.00%, 4/25/18                  2,527            2,559
Citigroup, Inc., 5.00%, 3/6/07                         3,500            3,595
Citigroup, Inc., 5.00%, 9/15/14                        8,624            8,756
Commerce Group, Inc., 5.95%, 12/9/13                   1,000            1,033
Commercial Mortgage Pass-Through
Certificate, Series 2004-LB3AC, Class B,
    5.28%, 7/10/37                                     2,500            2,617
Commercial Mortgage Pass-Through
    Certificate, Series 2004-LB4A, Class A5,
    4.84%, 10/15/37 (d)                                3,700            3,733
Commercial Mortgage Acceptance
    Corp., Series 1998-C2, Class D, 6.72%,
    9/15/30                                            5,550            6,044
Conoco Funding Co., 6.35%, 10/15/11                    3,000            3,352
Countrywide Home Loan, 2.89%, 6/2/06 (d)               5,000            5,023
Countrywide Home Loan, 4.00%, 3/22/11                  2,325            2,254
Cox Communications, Inc., 7.75%, 11/1/10               1,550            1,773
Credit Suisse First Boston Mortgage
    Securities Corp., Series 1997-C2, Class
    A2, 6.52%, 1/17/35                                   397              406
Credit Suisse First Boston Mortgage
    Securities Corp., Series 2004-C5, Class
    A3, 4.50%, 11/15/37                                2,425            2,431
Credit-Based Asset Servicing and
    Securitization, Series 2005-CB1, Class
    AF3, 5.02%, 12/25/35                               2,670            2,670
DaimlerChrysler, 3.35%, 9/26/05 (d)                    5,000            5,020
Deutsche Mortgage Securities, Inc.,
    Series 2004-2, Class A3, 3.78%, 1/25/34            1,500            1,491
Devon Financing Corp., 6.88%, 9/30/11                  1,500            1,697
Dial Corp., 7.00%, 8/15/06                             1,000            1,054
Duke Capital LLC, 4.37%, 3/1/09 (g)                    2,000            2,006
Duke Energy Corp., 6.25%, 1/15/12                      2,000            2,192
Duke Realty Corp., 2.78%, 12/22/06 (d)                 1,905            1,904

                                   CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

CORPORATE BONDS, CONTINUED

Fedex Corp., 7.25%, 2/15/11                     $      2,000     $      2,279
First Franklin Mortgage Loan, 2.47%,
    7/25/33 (d)                                        2,161            2,158
First Horizon ABS Trust, Series
    2004-HE4, Class A2, 4.07%, 7/25/19                 3,825            3,787
First Horizon Mortgage Pass-Through
    Trust, Series 2004-FL1, Class 2A1,
    3.07%, 2/25/35 (d)                                 2,383            2,378
Fleet Financial Group, 7.38%, 12/1/09 (g)              5,000            5,684
Ford Motor Credit Co., 2.90%, 4/28/05 (d)              5,000            4,992
Ford Motor Credit Co., 7.00%, 10/1/13 (g)              2,770            2,919
Fund American Cos., Inc., 5.88%, 5/15/13               1,000            1,024
Gazprom International, 7.20%, 2/1/20 (e)               2,000            2,120
General Electric Capital Corp., 5.88%,
    2/15/12 (g)                                        6,000            6,488
General Electric Capital Corp., 4.75%,
    9/15/14                                            3,000            3,016
General Motors Acceptance Corp.,
    3.19%, 5/18/06 (d)(g)                              5,000            4,982
General Motors Acceptance Corp.,
    6.75%, 12/1/14                                     1,000              980
General Motors Nova Financial, 6.85%,
    10/15/08                                           4,100            4,173
Goldman Sachs Group, Inc., 5.00%, 10/1/14              3,350            3,373
Green Tree Financial Corp., Series
    1998-6, Class A, 6.27%, 6/1/30                     1,253            1,280
GTE California, Inc., 6.70%, 9/1/09                    3,000            3,258
Harborview Mortgage Loan Trust, Series
    2004-5, Class 2A6, 4.07%, 6/19/34                  3,980            3,917
Harley-Davidson Motorcycle Trust,
    Series 2004-2, Class A2, 3.56%, 2/15/12            2,400            2,393
Heller Financial, 6.85%, 5/15/31                       5,000            5,462
Hertz Corp., 4.70%, 10/2/06                            3,140            3,151
HSBC Bank USA, 4.63%, 4/1/14 (g)                       2,000            1,976
HSBC Finance Corp., 6.38%, 10/15/11                    2,000            2,206
Hyundai Auto Receivables Trust,
    3.02%, 10/15/10                                    2,000            1,972
Hyundai Auto Receivables Trust, Series
    2004-A, Class A4, 3.54%, 8/15/11                   3,000            2,971
Indiana Michigan Power, 5.05%, 11/15/14                2,035            2,055
Indymac Home Equity Loan, Series
    2002-B, Class B1, 4.52%, 10/25/33                  1,395            1,422
International Lease Finance Corp.,
    3.13%, 5/3/07                                      3,700            3,645
International Paper Co., 5.50%, 1/15/14 (g)            1,500            1,571
JP Morgan Chase & Co., 5.13%, 9/15/14 (g)              2,000            2,037
JP Morgan Chase Commercial
    Mortgage, 5.26%, 7/12/37                           5,000            5,221
JP Morgan Chase Commercial Mortgage
    Securities Corp., Series 2003-LN1, Class
    A2, 4.92%, 10/15/37                                9,500            9,723
JP Morgan Chase Commercial Mortgage
    Securities Corp., Series 2004-LN2, Class
    A2, 5.12%, 7/15/41                                 2,500            2,579
JP Morgan Chase Commercial
    Mortgage, Series 2001-CIB3, Class A1,
    4.47%, 11/15/35                                    2,161            2,177


                                   CONTINUED

                                                          INTERMEDIATE BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

CORPORATE BONDS, CONTINUED

JP Morgan Commercial Mortgage
    Securities Corp., Series 2002-C3, Class
    A2, 4.99%, 7/12/35                          $      5,045     $      5,207
JP Morgan Mortgage Trust, Series
    2004-A6, Class 3A1, 4.90%, 12/25/34                4,754            4,818
JP Morgan Mortgage Trust, Series
    2005-A1, Class 2A1, 4.88%, 1/25/35                 3,375            3,391
JP Morgan Mortgage Trust, Series
    2005-A1, Class 2A3, 4.88%, 2/25/35                 2,400            2,427
JP Morgan Mortgage Trust, Series
    2005-A1, Class 4A1, 4.79%, 2/25/35                 3,625            3,618
JP Morgan RV Marine Trust, Series
    2004-1A, Class A1, 3.12%, 4/15/11                  2,171            2,162
Key Bank N.A., 5.80%, 7/1/14                           2,000            2,136
Kinder Morgan Energy Partners, 5.00%,
    12/15/13                                           1,500            1,508
Korea Electric Power, 4.25%, 9/12/07                   1,000            1,006
Kroger Co., 5.50%, 2/1/13                              1,425            1,499
Lehman Brothers Holdings, 8.25%, 6/15/07               3,600            3,969
Lehman Brothers TRAINS, 6.50%, 8/15/08 (d)(e)         14,772           15,421
Lehman Brothers, Inc., 6.63%, 2/15/08                  3,850            4,134
Marshall & Ilsley Bank, 3.80%, 2/8/08                  2,360            2,357
MBNA Master Credit Card Trust,
    7.80%, 10/15/12                                    3,000            3,523
Mellon Financial Corp., 7.38%, 5/15/07                 5,000            5,375
Merrill Lynch & Co., 5.36%, 2/1/07                     2,000            2,069
Merrill Lynch & Co., 5.45%, 7/15/14                    1,500            1,566
Merrill Lynch Mortgage Investors, Inc.,
    Series 2005-A1, Class 2A1, 4.67%, 12/25/34         2,375            2,385
Miller Brewing Co., 5.50%, 8/15/13 (e)                 1,000            1,049
Monsanto Co., 7.38%, 8/15/12                           1,000            1,177
Morgan Stanley, 4.75%, 4/1/14 (g)                      3,500            3,445
Morgan Stanley Capital I, Series
    2004-IQ7, Class A2, 5.02%, 6/15/38                 3,000            3,101
National City Bank, 4.25%, 1/29/10                     2,375            2,376
Nationslink Funding Corp., Series
    1998-2, Class A2, 6.48%, 8/20/30                   5,500            5,902
Navistar Financial Corp. Owner Trust,
    Series 2004-B, Class A4, 3.53%, 10/15/12           5,405            5,340
NCNB Corp., 9.38%, 9/15/09                             5,000            6,052
Nisource Finance Corp., 3.20%, 11/1/06 (g)             1,000              987
Nomura Asset Acceptance Corp., Series
    2004-AR4, Class 1A2, 4.93%, 12/25/34               2,015            2,031
Pemex Project Funding Master Trust,
    7.38%, 12/15/14 (g)                                2,000            2,235
Pepco Holdings, Inc., 6.45%, 8/15/12                   1,000            1,108
PHH Corp., 7.13%, 3/1/13 (g)                           1,000            1,125
PNC Mortgage Acceptance Corp.,
    7.33%, 12/10/32                                    5,000            5,632
PPG Industries, Inc., 6.50%, 11/1/07                   2,000            2,136
PPL Electric Utilities, 5.88%, 8/15/07                 2,000            2,094
Providian Gateway Master Trust, Series
    2004-DA, Class B, 3.55%, 9/15/11                   1,825            1,802
Prudential Securities Secured Financing,
    6.48%, 11/1/31                                     7,000            7,539
PSEG Power, 5.00%, 4/1/14                              1,500            1,502
Public Service Co. of Colorado, 4.38%, 10/1/08         3,500            3,539

                                   CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

CORPORATE BONDS, CONTINUED

Regions Financial Corp., 7.00%, 3/1/11          $      1,275     $      1,454
Residential Accredit Loans, Inc., Series
    2002-QS19, Class A8, 6.00%, 12/25/32               2,274            2,315
Residential Asset Mortgage Products,
    Inc., Series 2004-RS12, Class AI5,
    5.42%, 12/25/34                                    4,530            4,530
Safeway, Inc., 5.63%, 8/15/14 (g)                      1,500            1,553
Salomon Smith Barney, 7.13%, 10/1/06                   5,000            5,292
Sempra Energy, 2.81%, 5/21/08 (d)                      5,000            4,995
SLM Corp., 3.63%, 3/17/08                              1,500            1,486
SLM Corp., 5.38%, 5/15/14                              1,000            1,041
Southwestern Bell Telephone, Co.,
    6.63%, 9/1/24                                      1,725            1,762
State Street Institutional, 7.94%, 12/30/26            1,000            1,108
Sunoco, Inc., 4.88%, 10/15/14                          1,500            1,494
Tampa Electric, 5.38%, 8/15/07                         2,000            2,070
U.S. Bank, N.A., 3.75%, 2/6/09                         3,000            2,962
Union Planters Corp., 5.13%, 6/15/07                   2,000            2,068
UPFC Auto Receivables Trust, Series
    2004-A, Class A3, 3.27%, 9/15/10                   1,975            1,961
Valero Energy Corp., 6.88%, 4/15/12 (g)                3,500            3,972
Vanderbilt Acquisition Loan Trust,
    Series 2002-1, Class A4, 6.57%, 5/7/27             2,555            2,713
Verizon Florida, Inc., 6.13%, 1/15/13                  2,000            2,132
Viacom, Inc., 7.75%, 6/1/05                            5,000            5,074
Washington Mutual, Inc., 8.25%, 4/1/10 (g)             7,000            8,152
Wells Fargo & Co., 6.38%, 8/1/11                       3,000            3,319
                                                                 ------------

TOTAL CORPORATE BONDS                                                 414,467
                                                                 ------------

FOREIGN BONDS (0.7%)

DaimlerChrysler, 7.30%, 1/15/12                        1,745            1,986
Korea Development Bank, 3.88%, 3/2/09                  2,500            2,460
                                                                 ------------

TOTAL FOREIGN BONDS                                                     4,446
                                                                 ------------

U.S. GOVERNMENT AGENCIES (27.2%)

FANNIE MAE (5.9%)
5.50%, 5/2/06 (g)                                      5,000            5,133
2.13%, 10/5/06                                         2,500            2,449
4.75%, 1/2/07 (g)                                      4,375            4,467
3.42%, 3/15/07                                        10,000            9,977
3.67%, 5/8/07                                          2,370            2,374
3.38%, 5/15/07                                         2,375            2,366
6.25%, 1/25/08                                         1,093            1,136
4.92%, 7/25/20                                         3,195            3,255
5.09%, 7/1/34                                          3,527            3,585
5.25%, 8/1/34                                          2,299            2,342
                                                                 ------------
                                                                       37,084
                                                                 ------------
FEDERAL HOME LOAN BANK (4.9%)
2.50%, 3/15/06 (g)                                     5,500            5,455
3.50%, 8/15/06                                         5,500            5,511
3.50%, 5/15/07                                         5,000            4,995
3.88%, 8/22/08                                         3,900            3,893
3.88%, 1/15/10 (g)                                     8,305            8,262
4.84%, 1/25/12                                         2,400            2,440
                                                                 ------------
                                                                       30,556
                                                                 ------------

                                   CONTINUED

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC (11.2%)

5.25%, 1/15/06 (g)                              $      4,000     $      4,077
7.22%, 6/14/06                                         3,000            3,159
2.85%, 2/23/07 (g)                                    15,000           14,804
2.40%, 3/29/07 (g)                                     2,500            2,444
3.88%, 11/10/08 (g)                                   10,000           10,008
3.88%, 1/12/09 (g)                                     8,000            7,905
4.25%, 5/4/09 (g)                                      6,000            6,013
4.00%, 8/10/09 (g)                                    10,000           10,003
6.25%, 3/5/12 (g)                                      8,500            8,851
4.50%, 7/15/19                                         2,875            2,778
                                                                 ------------
                                                                       70,042
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION (5.2%)
9.50%, 12/15/09                                        2,013            2,188
4.02%, 12/16/21                                        4,900            4,900
4.60%, 10/16/24                                        2,500            2,500
5.25%, 9/16/27                                         2,675            2,777
4.66%, 4/16/29                                         4,995            5,022
4.45%, 8/16/32                                         2,500            2,486
4.81%, 8/16/32                                         2,450            2,487
5.05%, 11/16/33                                        5,055            5,166
4.60%, 2/16/43                                         4,915            4,915
                                                                 ------------
                                                                       32,441
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                                        170,123
                                                                 ------------

U.S. TREASURY OBLIGATIONS (5.3%)

U.S. TREASURY INFLATION PROTECTED
    BONDS (1.7%)
3.63%, 1/15/08                                         2,450            3,121
2.00%, 1/15/14 (g)                                     7,000            7,486
                                                                 ------------
                                                                       10,607
                                                                 ------------

U.S. TREASURY NOTES (3.6%)
2.25%, 2/15/07 (g)                                    12,800           12,542
4.38%, 5/15/07 (g)                                    10,000           10,230
                                                                 ------------
                                                                       22,772
                                                                 ------------

TOTAL U.S. TREASURY OBLIGATIONS                                        33,379
                                                                 ------------

                                   CONTINUED

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

MONEY MARKETS (0.2%)

Dreyfus Cash Management Money
    Market Fund                                          101     $         --#
Federated Prime Value Obligations
    Money Market Fund                              1,425,634            1,426
                                                                 ------------

TOTAL MONEY MARKETS                                                     1,426
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (25.5%)

Pool of various securities for
    Fifth Third Funds                           $    159,814          159,814
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                 159,814
                                                                 ------------

TOTAL INVESTMENTS (COST $778,501) + - 125.2%                          783,655

LIABILITIES IN EXCESS OF OTHER ASSETS - (25.2)%                      (157,612)
                                                                 ------------

NET ASSETS - 100.0%                                              $    626,043
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

                                                            SHORT TERM BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

CORPORATE BONDS (52.1%)

Abbey National PLC, 6.69%, 10/17/05             $      4,350     $      4,445
ABN AMRO, 7.55%, 6/28/06                               4,350            4,596
Aesop Funding II LLC, 2.75%, 7/20/07 (e)               4,350            4,311
Alabama Power Co., 2.80%, 12/1/06                      1,610            1,587
Alcoa, Inc., 4.25%, 8/15/07                            1,760            1,781
American Electric Power Co., 6.13%,
    5/15/06                                            1,825            1,883
American International Group, 2.85%,
    12/1/05                                            4,350            4,341
Australian Gas Light Co., 6.40%, 4/15/08               4,390            4,676
Banc of America Commercial Mortgage,
    Inc., Series 2001-PB1, Class A1,
    4.91%, 5/11/35                                     5,523            5,636
Banc of America Commercial Mortgage,
    Inc., Series 2004-1, Class A1, 3.16%,
    11/10/39                                           4,035            3,948
Bank of America Mortgage Securities,
    4.18%, 7/25/34 (d)                                 5,028            4,994
Bank of New York, 2.20%, 5/12/06                       8,250            8,122
Bank One Issuance Trust, Series
    2004-A1, Class A1, 3.45%, 10/17/11                   880              864
Basell America Finance, 7.60%, 3/15/07                   880              905
Bayerische Landesbank, 6.38%, 10/15/05                 8,690            8,897
Bear Stearns Commercial Mortgage
    Securities, Inc., Series 2000-WF2, Class
    A1, 7.11%, 10/15/32                                3,270            3,486
Bear, Stearns Co., Inc., Series
    2003-AC7, Class A2, 5.25%, 1/25/34                 2,794            2,817
BMW Vehicle Owner Trust, 1.94%, 2/25/07                2,648            2,635
BP Capital PLC, 4.63%, 5/27/05                         3,480            3,499
Capital One Auto Finance Trust, 3.44%,
    6/15/09                                            4,350            4,352
Caterpillar Financial Asset Trust,
    3.15%, 2/25/08                                     1,037            1,038
CIT Group, Inc., 7.63%, 8/16/05                        2,180            2,234
CIT Group, Inc., 2.73%, 6/19/06 (d)                    4,350            4,357
Comcast Cable Communication, 6.38%,
    1/30/06                                              960              987
Compaq Computer, 7.65%, 8/1/05                         4,390            4,488
Cooper Cameron Corp., 2.65%, 4/15/07                   1,055            1,024
Countrywide Financial, 3.50%, 12/19/05                 4,350            4,360
Countrywide Home Loans, 5.13%, 4/20/35 (d)             5,014            5,041
Credit Suisse First Boston Mortgage
    Securities Corp., Series 1997-C2, Class
    A2, 6.52%, 1/17/35                                   981            1,005
Credit Suisse First Boston, Inc., 7.75%,
    5/15/06 (e)                                        4,350            4,579
DaimlerChrysler Auto Trust, 2.93%, 6/6/06                260              260
DaimlerChrysler NA Holdings, 6.40%,
    5/15/06                                            2,090            2,165
DLJ Commercial Mortgage Corp., Series
    1999-CG1, Class A1A, 6.08%, 3/10/32                2,839            2,934
Duke Energy Field Services, Inc.,
    7.50%, 8/16/05                                     2,300            2,352
FleetBoston Financial Corp., 7.25%, 9/15/05            4,350            4,460
Ford Motor Credit Co., 6.88%, 2/1/06                   4,390            4,502
FPL Group Capital, Inc., 1.88%, 3/30/05                2,350            2,346

                                   CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

CORPORATE BONDS, CONTINUED

General Motors Acceptance Corp.,
    6.75%, 1/15/06                              $      2,180     $      2,228
General Motors Acceptance Corp.,
    3.18%, 5/18/06 (g)(d)                              2,200            2,192
General Motors Acceptance Corp.,
    6.13%, 2/1/07                                      1,495            1,519
Green Tree Financial Corp., Series
    1998-6, Class A, 6.27%, 6/1/30                     2,395            2,445
Greenwich Capital Commercial Funding
    Corp., Series 2004-GG1, Class A2,
    3.84%, 6/10/36                                     1,760            1,760
Harborview Mortgage Loan Trust, Series
    2004-5, Class 2A6, 4.07%, 6/19/34                  6,250            6,151
Harley-Davidson Motorcycle Trust,
    Series 2004-2, Class B, 2.96%, 2/15/12             2,473            2,454
Hertz Corp., 4.70%, 10/2/06                            1,310            1,315
Household Automotive Trust, Series
    2002-3, Class A4A, 3.44%, 5/18/09                  4,390            4,403
HSBC USA, Inc., 7.00%, 11/1/06                         4,354            4,606
IBM, Corp., 3.80%, 2/1/08                              4,100            4,116
International Lease Finance Corp.,
    3.13%, 5/3/07                                      4,390            4,325
John Deere Owner Trust, Series 2004-A,
    Class A3, 2.32%, 12/17/07                          2,340            2,303
JP Morgan Mortgage Trust, Series
    2004-A5, Class 4A2, 4.85%, 12/25/34                4,005            4,003
JP Morgan Mortgage Trust, Series
    2005-A1, 4.90%, 2/25/35                            5,450            5,469
Kerr-McGee Corp., 5.38%, 4/15/05                       2,180            2,190
Korea Electric Power, 4.25%, 9/12/07                     880              885
Kraft Foods, Inc., 5.25%, 6/1/07 (g)                   2,650            2,733
LB-UBS Commercial Mortgage Trust,
    Series 2002-C2, Class A1, 3.83%, 6/15/26           4,804            4,822
MBNA America Bank NA, 6.50%, 6/20/06                   1,080            1,122
Merrill Lynch & Co., 2.71%, 9/18/06 (d)                6,340            6,348
Merrill Lynch Mortgage Investors, Inc.,
    Series 2003-A1, Class 2A, 4.53%, 12/25/32          1,182            1,196
Morgan Stanley Dean Witter, 8.33%, 1/15/07             4,350            4,727
Morgan Stanley Dean Witter Capital I,
    3.48%, 9/15/37                                     3,963            3,938
Morgan Stanley Dean Witter Capital I,
    3.92%, 4/14/40                                     6,200            6,185
National Rural Utilities, 6.00%, 5/15/06               4,500            4,642
Navistar Financial Corp. Owner Trust,
    Series 2003-B, Class A4, 3.25%, 10/15/10           4,350            4,289
Navistar Financial Corp. Owner Trust,
    Series 2003-B, Class B, 3.79%, 10/15/10            1,592            1,586
Nissan Auto Lease Trust, 3.18%, 6/15/10                  900              891
Pemex Finance, Ltd., 9.69%, 8/15/09                      836              951
Protective Life US Funding, 3.70%, 11/24/08            2,180            2,170
Safeway, Inc., 2.50%, 11/1/05                          2,440            2,424
Sempra Energy, 6.95%, 12/1/05                            855              879
Societe Generale - New York, 7.40%, 6/1/06 (g)         2,870            3,001
Sprint Capital Corp., 7.13%, 1/30/06                     880              911
St. Paul Companies, Inc., 7.88%, 4/15/05               4,350            4,392
Synovus Financial, 7.25%, 12/15/05                     4,308            4,439
Time Warner, Inc., 6.13%, 4/15/06                      1,635            1,685
Valero Energy Corp., 3.50%, 4/1/09                       880              855

                                   CONTINUED

SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

CORPORATE BONDS, CONTINUED

Verizon Communications, 7.51%, 4/1/09           $      4,500     $      5,052
Volkswagen Auto Loan Enhanced Trust,
    1.49%, 5/21/07                                     6,767            6,704
Volkswagon Auto Lease Trust, 2.75%, 12/20/07           3,480            3,475
Washington Mutual Bank, 4.82%, 10/25/32                1,406            1,406
Washington Mutual Bank, Series
    2003-AR10, Class A4, 4.08%, 10/25/33               4,390            4,343
Westdeutsche Landesbank, 6.75%, 6/15/05                4,350            4,412
Weyerhaeuser Co., 5.50%, 3/15/05                         317              318
                                                                 ------------

TOTAL CORPORATE BONDS                                                 268,167
                                                                 ------------
FOREIGN BONDS (0.6%)
British Telecom PLC, 7.63%, 12/15/05                     895              929
Deutsche Telekom International Finance,
    8.25%, 6/15/05                                     1,220            1,243
Telecom Italia Capital, 4.00%, 11/15/08                  880              873
                                                                 ------------

TOTAL FOREIGN BONDS                                                     3,045
                                                                 ------------
MUNICIPAL BONDS (0.2%)
OHIO  (0.2%)
State Economic Development Revenue,
Ohio Enterprise, Series 3, 4.05%, 3/1/11 (e)           1,220            1,201
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                   1,201
                                                                 ------------

U.S. GOVERNMENT AGENCIES (32.3%)

FANNIE MAE (2.3%)
3.13%, 7/15/06 (g)                                     6,580            6,561
2.63%, 11/15/06 (g)                                    5,360            5,286
                                                                 ------------
                                                                       11,847
                                                                 ------------
FEDERAL HOME LOAN BANK (12.9%)
1.65%, 1/27/06 (d)                                     4,880            4,854
5.13%, 3/6/06 (g)                                      8,770            8,946
2.25%, 5/15/06 (g)                                     7,310            7,215
1.88%, 6/15/06 (g)                                    10,860           10,652
2.88%, 8/15/06 (g)                                    11,125           11,050
2.38%, 10/2/06 (g)                                     6,080            5,980
3.38%, 9/14/07                                         5,000            4,974
2.25%, 7/25/08                                         5,910            5,625
4.00%, 10/27/08                                        7,170            7,170
                                                                 ------------
                                                                       66,466
                                                                 ------------
FREDDIE MAC (13.5%)
5.25%, 1/15/06 (g)                                     9,020            9,194
5.00%, 2/1/07                                            850              866
2.85%, 2/23/07 (g)                                     8,770            8,656
4.88%, 3/15/07 (g)                                    16,570           17,046
2.40%, 3/29/07 (g)                                     8,770            8,573
2.88%, 5/15/07 (g)                                     8,770            8,648
4.50%, 12/15/07                                          369              368
3.50%, 12/15/10                                        6,926            6,926
4.00%, 11/15/15                                        8,690            8,714
                                                                 ------------
                                                                       68,991
                                                                 ------------

                                   CONTINUED

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

U.S. GOVERNMENT AGENCIES, CONTINUED

GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION (3.3%)
2.87%, 2/16/20                                  $      7,562     $      7,395
3.27%, 1/16/23                                         3,406            3,331
3.72%, 12/16/26                                        3,983            3,932
4.50%, 3/20/33                                         2,529            2,537
                                                                 ------------
                                                                       17,195
                                                                 ------------
3.13%, 12/15/07 (g)                                    1,650            1,626
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                                        166,125
                                                                 ------------

U.S. TREASURY OBLIGATIONS (12.0%)

U.S. TREASURY NOTES (12.0%)
1.88%, 1/31/06 (g)                                    16,570           16,395
2.00%, 5/15/06 (g)                                     9,750            9,621
2.75%, 6/30/06 (g)                                     7,020            6,985
2.38%, 8/15/06 (g)                                     8,530            8,430
2.38%, 8/31/06 (g)                                     9,750            9,631
2.50%, 10/31/06 (g)                                    5,000            4,939
2.25%, 2/15/07 (g)                                     4,750            4,654
3.13%, 5/15/07 (g)                                     1,350            1,345
                                                                 ------------
                                                                       62,000
                                                                 ------------

TOTAL U.S. TREASURY OBLIGATIONS                                        62,000
                                                                 ------------

MONEY MARKETS (2.1%)
Dreyfus Cash Management Money
    Market Fund                                          904                1
Federated Prime Value Obligations
    Money Market Fund                             10,869,348           10,869
                                                                 ------------

TOTAL MONEY MARKETS                                                    10,870
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
    FOR SECURITIES LENDING (36.2%)

Pool of various securities for
    Fifth Third Funds                           $    186,483          186,483
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
    COLLATERAL FOR SECURITIES LENDING                                 186,483
                                                                 ------------

TOTAL INVESTMENTS (COST $702,328) + - 135.5%                          697,891

LIABILITIES IN EXCESS OF OTHER ASSETS - (35.5)%                      (182,818)
                                                                 ------------

NET ASSETS - 100.0%                                              $    515,073
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                       U.S. GOVERNMENT BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

U.S. GOVERNMENT AGENCIES (84.9%)

FANNIE MAE (37.2%)
2.00%, 1/15/06                                  $      2,700      $     2,670
5.50%, 5/2/06                                          1,000            1,027
5.25%, 6/15/06                                         1,500            1,539
6.25%, 1/25/08                                         2,241            2,352
4.00%, 9/2/08                                          1,000            1,000
4.00%, 12/15/08                                        2,000            1,995
6.38%, 6/15/09                                         1,100            1,207
6.63%, 9/15/09                                         1,000            1,111
5.13%, 1/2/14                                          2,000            2,061
4.25%, 10/25/16                                          729              728
5.00%, 7/1/18 TBA                                      2,000            2,033
4.00%, 12/25/20                                        3,000            3,013
4.31%, 1/1/35                                          2,222            2,231
2.78%, 8/25/44 (d)                                     1,967            1,967
                                                                 ------------
                                                                       24,934
                                                                 ------------
FEDERAL FARM CREDIT BANK (1.6%)
6.60%, 7/7/06                                          1,000            1,046
                                                                 ------------
FEDERAL HOME LOAN BANK (12.8%)
2.23%, 2/7/05 **                                       2,000            1,999
2.50%, 3/15/06                                         3,150            3,124
6.09%, 6/2/06                                          1,500            1,554
4.06%, 8/25/09                                           925              921
4.84%, 1/25/12                                         1,000            1,017
                                                                 ------------
                                                                        8,615
                                                                 ------------
FREDDIE MAC (22.0%)
2.21%, 2/1/05 **                                       2,000            2,000
5.25%, 1/15/06                                         3,075            3,134
2.75%, 3/15/08                                         1,450            1,411
6.88%, 9/15/10                                         2,000            2,276
5.88%, 3/21/11                                         1,000            1,079
4.75%, 10/11/12                                        2,000            2,000
4.50%, 11/15/12                                        1,000            1,014
4.00%, 12/15/21                                          880              881
5.00%, 12/15/32                                        1,021              979
                                                                 ------------
                                                                       14,774
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION (9.6%)
3.59%, 11/16/17                                          492              487
3.27%, 1/16/23                                           943              923
4.50%, 12/16/25                                        2,000            2,018
5.50%, 2/20/31                                         2,000            2,037
5.50%, 12/20/32                                        1,000            1,006
                                                                 ------------
                                                                        6,471
                                                                 ------------
TENNESSEE VALLEY AUTHORITY (1.7%)
6.79%, 5/23/12                                         1,000            1,158
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                                         56,998
                                                                 ------------

                                   CONTINUED

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

U.S. TREASURY OBLIGATIONS (17.5%)

U.S. TREASURY INFLATION PROTECTED
    BONDS (1.9%)
3.88%, 1/15/09                                  $      1,000     $      1,291
                                                                 ------------

U.S. TREASURY NOTES (15.6%)
2.00%, 5/15/06                                         1,000              987
5.50%, 2/15/08                                           800              847
5.63%, 5/15/08                                         1,000            1,066
3.13%, 10/15/08                                        1,000              986
3.59%, 4/5/09 **                                       2,000            1,703
5.00%, 8/15/11                                         1,000            1,064
4.21%, 12/6/11 **                                      2,000            1,495
4.75%, 5/15/14                                         1,000            1,048
4.81%, 6/6/15 **                                       2,000            1,244
                                                                 ------------
                                                                       10,440
                                                                 ------------

TOTAL U.S. TREASURY OBLIGATIONS                                        11,731
                                                                 ------------

MONEY MARKETS (3.3%)
Dreyfus Government Cash Management
    Money Market Fund                                    100               --#
Federated Government Obligations
    Money Market Fund                              2,193,728            2,194
                                                                 ------------

TOTAL MONEY MARKETS                                                     2,194
                                                                 ------------

TOTAL INVESTMENTS (COST $70,742) + - 105.7%                            70,923

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)%                         (3,832)
                                                                 ------------

NET ASSETS - 100.0%                                              $     67,091
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

MUNICIPAL BONDS (102.5%)

ARIZONA (2.1%)
Greater Arizona Development Authority,
    6.00%, 8/1/13, (Callable 8/1/08 @ 102)      $     1,070      $      1,196

CALIFORNIA (9.5%)
Cal Poly Pomona Foundation, Inc.,
    5.50%, 2/1/20, (Callable 2/1/11 @ 101)               265              300
La Canada University School District,
    Series A, GO, 5.38%, 8/1/24, (Callable
    8/1/14 @100)                                       1,000            1,123
Placentia -Yorba Linda Union School
    District, Series B, GO, 5.38%, 8/1/22,
    (Callable 8/1/14 @100)                             1,000            1,119
Sacramento County Sanitation Financing
    Authority, 6.00%, 12/1/15, (Callable
    12/1/10 @ 101)                                       250              285
San Francisco City and County Airport,
    (AMT), 5.35%, 5/1/10, (Callable 5/1/06
    @ 102)                                             2,445            2,585
                                                                 ------------
                                                                        5,412
                                                                 ------------
COLORADO (10.4%)
Boulder Sales and Use Tax, Series A,
    6.00%, 12/15/18, (Callable 12/15/09
    @ 101)                                             2,265            2,605
Denver City & County Airport Revenue,
    5.00%, 11/15/08                                    1,020            1,094
Douglas County School District No.1,
    GO, 5.75%, 12/15/21, (Callable 12/15/14
    @100)                                              1,000            1,165
E-470 Public Highway Authority
    Revenue, Series C, 6.00%, 9/1/07                   1,000            1,086
                                                                 ------------
                                                                        5,950
                                                                 ------------
FLORIDA (6.9%)
Board of Education, Series D, 5.75%,
    6/1/19, (Callable 6/1/10 @ 101)                    2,000            2,264
Tampa Utility Tax & Special Revenue,
    5.25%, 10/1/20, (Callable 10/1/12 @101)            1,505            1,662
                                                                 ------------
                                                                        3,926
                                                                 ------------
ILLINOIS (11.2%)
Chicago Metropolitan Water
    Reclamation District-Greater Chicago,
    Capital Improvements, GO, 7.25%,
    12/1/12                                              500              636
Chicago Single Family Mortgage
    Revenue, Series A, (AMT), 4.70%,
    10/1/17, (Callable 4/1/09 @ 102)                     315              316
Development Finance Authority, 6.38%,
    1/1/17, (Callable 1/1/11 @ 100)                    1,700            1,992
Development Finance Authority, 6.38%,
    1/1/18, (Callable 1/1/11 @ 100)                    1,700            1,996
State GO, 5.88%, 10/1/17, (Callable
    1/1/09 @ 100)                                        300              340
State Sales Tax Revenue, 5.00%, 6/15/08                1,000            1,074
                                                                 ------------
                                                                        6,354
                                                                 ------------
IOWA (4.3%)
Finance Authority, Private College
    Revenue, Drake University Project,
    6.50%, 12/1/11                                     2,055            2,463
                                                                 ------------

                                   CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

MUNICIPAL BONDS, CONTINUED

KANSAS (1.9%)
Sedgwick & Shawnee Counties, Single
    Family Revenue, Series A, (AMT),
    3.00%, 12/1/27                              $      1,000     $      1,079
                                                                 ------------
MICHIGAN (11.9%)
Frankenmuth School District, 5.75%,
    5/1/20, (Callable 5/1/10 @ 100)                      650              739
Higher Education Student Loan
    Authority Revenue, Series XII-W (AMT),
    4.75%, 3/1/09                                      1,000            1,069
Kent Spectrum Health, Series A, 5.50%,
    1/15/13, (Callable 7/15/11 @101)                   2,125            2,339
State Hospital Financial Authority
    Revenue, Crittenton Hospital, Series A,
    1.92%, 3/1/14                                      1,500            1,500
Strategic Fund, Hope Network Project,
    Series B, 5.13%, 9/1/13, (Callable 9/1/08
    @ 102)                                             1,000            1,072
                                                                 ------------
                                                                        6,719
                                                                 ------------
MINNESOTA (7.9%)
Becker Independent School District No.
    726, 6.00%, 2/1/21, (Callable 2/1/10
    @ 100)                                             1,000            1,133
Rochester Independent School District
    No.535, 5.88%, 2/1/20, (Callable 2/1/10
    @ 100)                                             2,150            2,431
State Housing Finance Agency, 3.40%,
    7/1/12                                             1,000              961
                                                                 ------------
                                                                        4,525
                                                                 ------------
MISSOURI (4.8%)
Greene County School District, 6.20%,
    3/1/18, (Callable 3/1/10 @ 100)                    2,400            2,727
                                                                 ------------
NEBRASKA (3.0%)
Omaha Series A, GO, 6.50%, 12/1/13                     1,365            1,693
                                                                 ------------
NEW MEXICO (1.9%)
Mortgage Financial Authority, Single
    Family Mortgage, (AMT), 3.50%,
    7/1/36                                             1,000            1,073
                                                                 ------------
NEW YORK (7.1%)
Environmental Facilities Corp., Solid
    Waste Disposition Revenue, Series A,
    2.90%, 5/1/12                                        500              497
New York City Transitional Financial
    Authority, 5.75%, 11/15/16, (Callable
    5/15/10 @ 101)                                     2,200            2,489
Thruway Authority, Series 1997 B,
    6.00%, 4/1/07                                      1,000            1,071
                                                                 ------------
                                                                        4,057
                                                                 ------------
OKLAHOMA (1.9%)
Tulsa International Airport (AMT),
    5.50%, 6/1/10                                      1,000            1,094
                                                                 ------------

                                   CONTINUED

MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED

OREGON (1.9%)
Sunrise Water Authority Revenue,
    5.25%, 3/1/24, (Callable 3/1/14 @ 100)      $      1,000     $      1,106
                                                                 ------------
PENNSYLVANIA (0.9%)
Higher Educational Facilities Authority
    Revenue, Health System, Series A,
    5.00%, 8/15/07                                       500              524
                                                                 ------------
PUERTO RICO (2.0%)
Public Building Authority Revenue,
    Series I, 5.50%, 7/1/23, (Callable 7/1/14
    @ 100)                                             1,000            1,113
                                                                 ------------
TENNESSEE (2.2%)
Housing Development Agency,
    Mortgage Finance, Series C, (AMT),
    5.95%, 7/1/09, (Callable 7/1/05 @ 102)             1,225            1,258
                                                                 ------------
TEXAS (10.7%)
Clint Independent School District,
    6.00%, 2/15/15, (Callable 2/15/11 @ 100)           1,615            1,862
Dallas-Fort Worth International Airport,
    6.00%, 11/1/28, (Callable 11/1/09 @ 100)           3,000            3,294
Travis County GO, 5.75%, 3/1/17,
    (Callable 3/1/10 @100)                               815              926
                                                                 ------------
                                                                        6,082
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                  58,351
                                                                 ------------
MONEY MARKETS (0.9%)
AIM Tax Free Money Market Fund                           100               --#
Dreyfus Tax Exempt Money Market Fund                 532,666              533
Merrill Lynch Institutional Tax
    Exempt Fund                                        5,000                5
                                                                 ------------

TOTAL MONEY MARKETS                                                       538
                                                                 ------------

TOTAL INVESTMENTS (COST $54,014) + - 103.4%                            58,889

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%                         (1,940)
                                                                 ------------
NET ASSETS - 100.0%                                              $     56,949
                                                                 ============


                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                INTERMEDIATE MUNICIPAL BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

MUNICIPAL BONDS (100.0%)

ALABAMA (3.4%)
Auburn University, General Fee
    Revenue, 5.25%, 6/1/17                      $      2,020     $      2,276
Mobile County, Refunding &
    Improvements Warrants, 5.25%, 8/1/17,
    (Callable 8/1/14 @ 100)                            3,080            3,479
Public School & College Authority
    Revenue, 5.25%, 8/1/06                             2,050            2,137
                                                                 ------------
                                                                        7,892
                                                                 ------------
ALASKA (0.3%)
State Housing Finance Corp., Housing
    Development, Series A (AMT), 2.35%,
    12/1/07                                              745              733
                                                                 ------------
ARIZONA (10.5%)
Glendale Water & Sewer Revenue,
    5.00%, 7/1/06                                      1,290            1,337
Glendale Water & Sewer Revenue,
    5.00%, 7/1/07                                      1,040            1,100
Highway Transportation Board Revenue,
    Series A, 5.00%, 7/1/10                            4,680            5,155
Mesa Street & Highway Revenue,
    6.25%, 7/1/12                                      1,000            1,193
Mesa Street & Highway Revenue,
    6.25%, 7/1/13, (Prerefunded 7/1/11 @
    100)                                               1,000            1,182
Mesa Street & Highway Revenue,
    5.00%, 7/1/14, (Prerefunded 7/1/11 @
    100)                                               1,000            1,110
Phoenix Civic Improvement Corp.
    Excise Tax Revenue, 5.00%, 7/1/11                  1,405            1,553
Pima County Community College
    District Revenue, 5.00%, 7/1/07                      670              709
Pima County University School District,
    No. 012 Sunnyside, GO, 5.75%, 7/1/12,
    (Prerefunded 7/1/09 @ 100)                         1,050            1,180
Pima County, Improvement, GO,
    5.00%, 7/1/06                                      2,000            2,073
Salt River Project, Agriculture
    Improvement & Power District, Electric
    Systems Revenue, Series A, ETM,
    5.63%, 1/1/06                                      2,315            2,386
Tempe Performing Arts Center, Excise
    Tax Revenue, 5.25%, 7/1/17, (Callable
    7/1/14 @ 100)                                      2,420            2,718
Tucson Street & Highway, User
    Revenue, Junior Lien, Series 1994-E,
    6.75%, 7/1/13                                      2,000            2,483
                                                                 ------------
                                                                       24,179
                                                                 ------------
CALIFORNIA (2.7%)
La Canada Unified School District,
    Election 2004, Series A, GO, 5.38%,
    8/1/21, (Callable 8/1/14 @ 100)                    1,400            1,574
La Canada University School District,
    Series A, GO, 5.50%, 8/1/24, (Callable
    8/1/14 @100)                                         375              421

                                   CONTINUED

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

MUNICIPAL BONDS, CONTINUED

CALIFORNIA, CONTINUED
Orange County, Series A, Refunding
    Recovery, 6.00%, 6/1/10                     $      3,000     $      3,478
Placentia -Yorba Linda Union School
    District, Series B, GO, 5.38%, 8/1/22,
    (Callable 8/1/14 @100)                               775              868
                                                                 ------------
                                                                        6,341
                                                                 ------------
COLORADO (8.1%)
Denver City & County Airport Revenue,
    Series A, (AMT), 5.25%, 11/15/06                   2,500            2,608
Denver City & County Airport Revenue,
    Series B, (AMT), 5.50%, 11/15/07                   1,000            1,072
Denver City & County Airport Revenue,
    Series D, (AMT), 5.00%, 11/15/06                   1,000            1,044
Denver City & County Airport Revenue,
    Series D, (AMT), 5.00%, 11/15/07                   2,655            2,812
Douglas County School District No.1,
    GO, 5.75%, 12/15/21, (Callable 12/15/14
    @100)                                              1,500            1,747
El Paso County School District No.
    038, GO, 6.38%, 12/1/16, (Prerefunded
    12/1/10 @ 100)                                     1,150            1,356
El Paso County School District No.
    038, GO, 6.38%, 12/1/18, (Prerefunded
    12/1/10 @ 100)                                     1,005            1,185
Housing & Finance Authority, Single
    Family Program, Series C-3, 4.70%,
    10/1/22, (Callable 10/1/09 @ 102)                      5                5
Larimer County School District No. R1,
    GO, 5.50%, 12/15/09                                2,000            2,235
Larmier County School District No. R1,
    GO, 5.75%, 12/15/16, (Callable 12/15/13
    @ 100)                                             1,800            2,120
Regional Transportation District, 2.30%,
    12/1/22                                            1,000              992
Summitt County School District No.
    RE1, GO, 5.75%, 12/1/12, (Callable
    12/1/11 @ 100)                                     1,465            1,693
                                                                 ------------
                                                                       18,869
                                                                 ------------
CONNECTICUT (0.7%)
New Haven, Series B, GO, 5.75%, 11/1/09                1,500            1,695
                                                                 ------------
DISTRICT OF COLUMBIA  (2.3%)
Metropolitan Airport Authority System,
    Refunding, Series C (AMT), 5.00%,
    10/1/06                                            1,000            1,040
Metropolitan Washington D. C.
    Airports, Series B, (AMT), 5.50%,
    10/1/05                                            4,175            4,264
                                                                 ------------
                                                                        5,304
                                                                 ------------
FLORIDA (0.9%)
Lakeland Electric & Water Revenue,
    ETM, 5.90%, 10/1/07                                2,000            2,178
                                                                 ------------
HAWAII (1.4%)
Airport Systems Revenue, Series B
    (AMT), 8.00%, 7/1/10                               2,000            2,432

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------

MUNICIPAL BONDS, CONTINUED

HAWAII, CONTINUED
Highway Revenue, 5.50%, 7/1/10                  $        765     $        859
                                                                 ------------
                                                                        3,291
                                                                 ------------
ILLINOIS (4.4%)
Chicago Metropolitan Water
    Reclamation District, Capital
    Improvement, ETM, GO, 5.50%,
    12/1/10                                            3,000            3,398
Chicago Metropolitan Water
    Reclamation District, Series B, GO,
    5.00%, 12/1/05                                     1,000            1,023
Development Financial Authority
    Revenue, DePaul University, Series C,
    5.00%, 10/1/06                                       125              129
Development Financial Authority
    Revenue, DePaul University, Series C,
    5.00%, 10/1/07                                       200              210
Development Financial Authority
    Revenue, Elmhurst Community School,
    6.38%, 1/1/15, (Callable 1/1/11 @ 100)             1,300            1,531
Development Financial Authority
    Revenue, Elmhurst Community School,
    6.38%, 1/1/16, (Callable 1/1/11 @ 100)             1,470            1,727
Financial Authority Gas Supply
    Revenue, Peoples Gas Light & Coke Co.,
    4.30%, 6/1/35                                      1,000            1,011
State, GO, 5.25%, 2/1/09                               1,000            1,092
                                                                 ------------
                                                                       10,121
                                                                 ------------
INDIANA (5.1%)
Fort Wayne International Airport
    Building Corp. Revenue, (AMT), 5.00%,
    7/1/12                                             1,615            1,722
Fort Wayne International Airport
    Building Corp. Revenue, (AMT), 5.00%,
    7/1/13                                             1,695            1,805
Michigan City Independent School
    Building Corp., 5.00%, 7/5/09                      1,400            1,522
Municipal Power Supply Agency
    System Revenue, Series B, 5.88%,
    1/1/10                                             2,000            2,263
Municipal Power Supply Agency
    System Revenue, Series B, 6.00%,
    1/1/13                                             3,000            3,521
Tippecanoe County Independent
    Elementary School Building Corp.,
    5.10%, 7/15/06                                     1,000            1,039
                                                                 ------------
                                                                       11,872
                                                                 ------------
IOWA (0.1%)
Iowa State University, Science &
    Technology Revenue, 3.75%, 7/1/10                    140              144
                                                                 ------------
MAINE (0.9%)
Housing Authority Management
    Provider, Series F-2 (AMT), 2.55%,
    11/15/05                                           2,190            2,188
                                                                 ------------

                                   CONTINUED

                                                INTERMEDIATE MUNICIPAL BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

MUNICIPAL BONDS, CONTINUED

MASSACHUSETTS (0.7%)
State Development Finance Agency
    Revenue, Chelsea Homes, (AMT), 2.90%,
    12/15/06                                    $      1,525     $      1,519
                                                                 ------------
MICHIGAN (19.9%)
Battle Creek Downtown Development
    Authority, 6.00%, 5/1/07                           2,215            2,388
Building Authority Revenue, Police
    Communications, 5.50%, 10/1/12                       350              402
Certificate of Participation, Series A,
    5.00%, 9/1/31                                      2,000            2,197
Comprehensive Transportation, 5.50%,
    5/15/11                                              950            1,078
Detroit, GO, (AMT), 5.50%, 4/1/08                      1,195            1,292
Grand Rapids & Kent County Joint
    Building Authority, GO, 5.50%,
    10/1/08                                              565              619
Grand Rapids Water Supply, 5.00%, 1/1/08               1,000            1,068
Higher Education Facilities Authority
    Revenue, Kalamazoo College Project,
    5.25%, 12/1/07                                       765              816
Higher Education Facilities Authority
    Revenue, Hope College Project, 4.50%,
    10/1/07                                              250              260
Higher Education Facilities Authority
    Revenue, Hope College Project, 4.80%,
    10/1/10, (Callable 10/1/09 @ 100)                    590              613
Higher Education Facilities Authority,
    Hope College Project, 4.70%, 10/1/09                 200              210
Higher Education Student Loan
    Authority Revenue, Series XII-Q, (AMT),
    5.05%, 9/1/08                                      3,885            4,098
Higher Education Student Loan
    Authority Revenue, Series XII-W (AMT),
    4.60%, 9/1/08                                      1,000            1,057
Higher Education Student Loan
    Authority Revenue, Series XII-W (AMT),
    4.75%, 3/1/09                                      1,800            1,924
Higher Education Student Loan
    Authority Revenue, Series XII-W,
    (AMT), 5.20%, 9/1/08                               4,225            4,500
Higher Education Student Loan
    Authority Revenue, Series XVII-I,
    (AMT), 3.95%, 3/1/11                               1,000            1,014
Hospital Finance Authority, 4.35%, 3/1/09                500              516
Hospital Financial Authority Revenue,
    Edward W. Sparrow Group, 5.25%,
    11/15/08                                           1,125            1,207
Hospital Financial Authority Revenue,
    Edward W. Sparrow Hospital, 5.25%,
    11/15/09                                           1,165            1,256
Hospital Financial Authority Revenue,
    Holland Community Hospital, Series A,
    5.00%, 1/1/15, (Callable 1/1/14 @ 100)               505              544
Kalamazoo Hospital Finance Authority,
    Refunding & Improvement, Bronson
    Methodist Hospital, 5.35%, 5/15/06                 2,000            2,071

                                   CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED

MICHIGAN, CONTINUED
Kent Hospital Financial Authority,
    Revenue, Spectrum Health, Series A,
    5.25%, 1/15/09                              $      1,075     $      1,150
Montague Public School District, GO,
    5.50%, 5/1/12, (Callable 11/1/11 @
    100)                                               1,005            1,137
Muskegon Water System, Series A,
    5.25%, 11/1/09                                       340              376
Strategic Fund, Limited Obligation
    Revenue, Consumers Energy Company
    Project, 3.38%, 6/15/10                            2,000            2,019
Strategic Fund, Limited Obligation
    Revenue, Hope Network Project, Series B,
    4.80%, 9/1/08                                      1,000            1,058
Strategic Fund, Limited Obligation
    Revenue, International Project, 3.00%,
    8/1/07                                             1,415            1,417
Strategic Fund, Limited Obligation
    Revenue, International Project, 4.75%,
    8/1/11                                             2,240            2,379
Strategic Fund, Limited Obligation
    Revenue, International Project, 5.00%,
    8/1/13                                               820              885
Strategic Fund, Limited Obligation
    Revenue, Solid Waste Disposal, 3.15%,
    12/1/13                                            1,000            1,000
Trunk Line Fund, 3.00%, 9/1/09                           150              151
Trunk Line, Series A, 5.25%, 11/1/13                     600              681
University of Michigan Hospital
    Revenue, 5.00%, 12/1/08                            4,130            4,479
                                                                 ------------
                                                                       45,862
                                                                 ------------
MINNESOTA (2.1%)
Elk River, Independent School District
    No. 728, Series C, 4.00%, 2/1/17                   2,985            3,028
Housing Finance Agency, 4.55%,
    7/1/12, (Callable 7/1/11 @ 100)                    1,450            1,478
State Housing Finance Agency, 3.40%,
    7/1/12                                               385              370
                                                                 ------------
                                                                        4,876
                                                                 ------------
MISSISSIPPI (0.2%)
Series A, GO, 5.25%, 12/1/07                             500              537
                                                                 ------------
MISSOURI (3.0%)
Clay County Public School District No.
    53, Liberty Direct Deposit Program, GO,
    6.25%, 3/1/17, (Callable 3/1/10 @ 100)             2,000            2,276
Health & Education Facilities Authority
    Revenue, Lake of the Ozarks General
    Hospital, 6.50%, 2/15/21, (Prerefunded
    2/15/06 @ 102)                                       335              356
State Regal Convention & Sports
    Complex Authority, 5.25%, 8/15/12                  3,880            4,376
                                                                 ------------
                                                                        7,008
                                                                 ------------
NEBRASKA (0.5%)
Investment Financial Authority, Single
    Family Housing Revenue, Series D,
    (AMT), 4.10%, 9/1/10                                 430              433

                                   CONTINUED

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

MUNICIPAL BONDS, CONTINUED

NEBRASKA, CONTINUED
Investment Financial Authority, Single
    Family Housing Revenue, Series D,
    (AMT), 4.25%, 9/1/11                        $        610     $        617
                                                                 ------------
                                                                        1,050
                                                                 ------------
NEVADA (1.6%)
Clark County, GO, 5.00%, 11/1/16                       3,090            3,405
Douglas County, Solid Waste Disposal,
    3.00%, 12/1/06                                       100              101
Douglas County, Solid Waste Disposal,
    3.00%, 12/1/07                                       100              101
Douglas County, Solid Waste Disposal,
    3.50%, 12/1/08                                       100              102
Douglas County, Solid Waste Disposal,
    3.75%, 12/1/09                                       100              103
                                                                 ------------
                                                                        3,812
                                                                 ------------
NEW JERSEY (2.4%)
Ocean County Utilities Authority,
    Wastewater, Refunding, 6.00%, 1/1/07               2,500            2,669
Turnpike Authority Revenue, Series A,
    6.00%, 1/1/13                                      2,500            2,953
                                                                 ------------
                                                                        5,622
                                                                 ------------
NEW MEXICO (1.2%)
Gallup Joint Utilities Revenue, 4.00%, 6/1/14          1,055            1,092
Mortgage Financial Authority, Single
    Family Mortgage, (AMT), 3.50%,
    7/1/36                                             1,000            1,073
Taos County Gross Receipts Tax
    Revenue, County Educational
    Improvements, 3.88%, 10/1/11                         565              550
                                                                 ------------
                                                                        2,715
                                                                 ------------
NEW YORK (1.3%)
Environmental Facilities Corp., Solid
    Waste Disposition Revenue, Series A,
    2.90%, 5/1/12                                      2,000            1,989
Metropolitan Transportation Authority,
    Series M, 5.50%, 7/1/08                            1,030            1,128
                                                                 ------------
                                                                        3,117
                                                                 ------------
OHIO (1.0%)
Gateway Economic Development Corp.,
    Greater Cleveland Excise Tax Revenue,
    Senior Lien, (AMT), 5.13%, 9/1/05                  1,000            1,017
Housing Financial Agency Management
    Revenue, Series A-1, (AMT), 5.35%,
    9/1/05                                               285              289
State Higher Education Facility
    Revenue, John Carroll University, 4.00%,
    11/15/09                                             500              517
Summit County, GO, 6.00%, 12/1/09                        400              455
                                                                 ------------
                                                                        2,278
                                                                 ------------
OREGON (2.0%)
Department of Transportation, Highway
    User Tax Revenue, 5.00%, 11/15/05                  1,045            1,068
Jackson County School District No.
    009, Eagle Point, GO, 5.00%, 6/15/09               1,060            1,151
Washington County Sewer Agency
    Revenue, Series A, 5.75%, 10/1/12                  2,000            2,332
                                                                 ------------
                                                                        4,551
                                                                 ------------

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

MUNICIPAL BONDS, CONTINUED

PENNSYLVANIA (3.3%)
Chartiers Valley Joint School, ETM,
    6.15%, 3/1/07, (Callable 9/24/04 @ 100)     $      4,110     $      4,425
Clarion County, Industrial Development
    Authority, Water Facilities Revenue,
    (AMT), 3.60%, 12/1/32                              2,000            2,019
Housing Finance Agency, 4.50%,
    10/1/09                                            1,195            1,213
                                                                 ------------
                                                                        7,657
                                                                 ------------
PUERTO RICO (4.0%)
Commonwealth, Refunding Series A,
    5.00%, 7/1/30                                      2,000            2,152
Public Building Authority Revenue,
    Series I, 5.50%, 7/1/23, (Callable 7/1/14
    @ 100)                                             2,000            2,227
Public Buildings Authority Revenue,
    Refunding, Government Facilities, Series
    K, 4.50%, 7/1/22                                   2,000            2,078
Public Finance Corp., Commonwealth
    Appropriations, Series A, 5.75%, 8/1/27            2,500            2,812
                                                                 ------------
                                                                        9,269
                                                                 ------------
RHODE ISLAND (1.3%)
Depositors Economic Protection Corp.,
    Series A, ETM, 5.88%, 8/1/11                       2,535            2,942
                                                                 ------------
SOUTH CAROLINA  (0.4%)
Anderson County School District No.
    002, Series B, GO, 6.00%, 3/1/13,
    (Callable 3/1/10 @ 101)                              890            1,024
                                                                 ------------
TENNESSEE (2.9%)
Housing Development Agency, Series A,
    4.00%, 7/1/10                                      1,100            1,102
Metropolitan Nashville Airport
    Authority Revenue, (AMT), 5.38%,
    7/1/14, (Callable 7/1/08 @ 102)                    2,570            2,755
Shelby County, Health Educational &
    Housing Facilities Board, Revenue,
    5.00%, 9/1/24 (e)                                  1,795            1,903
Shelby County, Health Educational &
    Housing Facilities Board, Revenue R,
    4.00%, 9/1/06 (e)                                  1,000            1,019
                                                                 ------------
                                                                        6,779
                                                                 ------------
TEXAS (3.3%)
Cypress-Fairbanks Independent School
    District, 5.00%, 2/15/22                           1,500            1,634
Dallas Waterworks & Sewer Systems
    Revenue, 5.25%, 10/1/09                            1,000            1,100
Hidalgo County Health Services,
    Mission Hospital, Inc. Project, 4.00%,
    8/15/06                                              250              252
Houston Airport System Revenue, Series
    A, (AMT), 5.00%, 7/1/05                            1,900            1,922
Huffman Independent School District,
    GO, 7.00%, 2/15/06                                   100              105
Huffman Independent School District,
    GO, 7.00%, 2/15/07                                   160              174

                                   CONTINUED

                                                INTERMEDIATE MUNICIPAL BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED

TEXAS, CONTINUED
Municipal Power Agency Revenue,
    4.00%, 9/1/12                               $        500     $        508
Saginaw Industrial Development
    Authority, Glad Investing Project,
    (AMT), 2.00%, 2/1/10  (d)                            280              280
Series A, GO, 6.00%, 10/1/08                           1,600            1,784
                                                                 ------------
                                                                        7,759
                                                                 ------------
UTAH (0.7%)
Housing Corp., Single Family Mortgage
    Revenue, Series A, Class I, (AMT),
    2.00%, 7/1/06                                        680              667
Housing Corp., Single Family Mortgage
    Revenue, Series A, Class I, (AMT),
    2.35%, 7/1/07                                        880              867
                                                                 ------------
                                                                        1,534
                                                                 ------------
VIRGINIA (1.0%)
Richmond, GO, 5.38%, 7/15/13,
    (Callable 7/15/11 @ 101)                           2,000            2,254
                                                                 ------------
WASHINGTON (6.4%)
Energy Northwest, Electric Revenue,
    Columbia General Station, Series F,
    5.25%, 7/1/16                                      4,040            4,476
Grant County Public Utility District No.
    002, Electric Revenue, 5.00%, 1/1/11               2,485            2,728
King County School District No. 401,
    Highline Public Schools, GO, 5.13%,
    12/1/20, (Callable 6/1/12 @ 100)                   2,590            2,792
King County School District No. 415,
    Kent, Series A, GO, 5.55%, 12/1/11                 2,000            2,269
Motor Vehicle Fuel Tax, R-92D, 6.25%,
    9/1/07                                             1,000            1,091
Port Tacoma, Series A, GO, (AMT),
    4.90%, 12/1/07                                     1,010            1,068
Yakima County, GO, 5.25%, 12/1/16,
    (Callable 12/1/12 @ 100)                             425              468
                                                                 ------------
                                                                       14,892
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                 231,864
                                                                 ------------

                                   CONTINUED

                                                   SHARES           VALUE
                                                ------------     ------------

MONEY MARKETS (0.4%)

AIM Tax Free Money Market Fund                           100     $         --#
Dreyfus Tax Exempt Money
    Market Fund                                      867,358              867
Merrill Lynch Institutional Tax
    Exempt Fund                                        5,000                5
                                                                 ------------

TOTAL MONEY MARKETS                                                       872
                                                                 ------------
TOTAL INVESTMENTS (COST $221,337) + - 100.4%                          232,736

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                           (835)
                                                                 ------------

NET ASSETS - 100.0%                                              $    231,901
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

OHIO MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS (98.8%)

OHIO (96.3%)
Akron, GO, 5.50%, 12/1/07                       $      2,000     $      2,162
American Municipal Power - Ohio, Inc.,
    5.25%, 1/1/11                                      1,825            2,033
Beavercreek Local School District,
    6.60%, 12/1/15                                     1,500            1,884
Berea, GO, 5.13%, 12/1/13                              1,215            1,306
Building Authority, 5.25%, 10/1/10,
    (Callable 4/1/09 @ 101)                            2,410            2,642
Butler County Hospital Facilities
    Revenue, 4.75%, 11/15/18, (Callable
    11/15/08 @ 101)                                    2,000            1,980
Butler County Transportation
    Improvement District, Series A, 6.00%,
    4/1/12, (Callable 4/1/08 @ 102)                    2,000            2,220
Cincinnati City School District,
    Classroom Facilities Construction &
    Improvements, 5.25%, 12/1/14, (Callable
    12/1/13 @ 100)                                     3,000            3,395
Cleveland Public Power System
    Revenue, 5.25%, 11/15/16, (Callable
    11/15/06 @ 102)                                    4,900            5,220
Cleveland Stadium Project, 5.25%,
    11/15/11, (Callable 11/15/07 @ 102)                4,110            4,463
Cleveland, GO, 5.25%, 12/1/17                          1,395            1,571
Cleveland, Non Tax Revenue, Cleveland
    Stadium Project, 5.00%, 12/1/15                    1,225            1,360
Cleveland-Cuyahoga County, Port
    Authority Revenue, Dev-Rita Project,
    4.00%, 11/15/10                                    1,100            1,136
Columbus Sewer Revenue, 5.00%,
    6/1/06                                             2,000            2,070
Columbus, Refunding, Police/Fireman
    Disability, 5.00%, 7/15/14                         1,000            1,070
Columbus, Series 2, GO, 6.00%,
    6/15/07                                            4,090            4,423
Cuyahoga County Hospital Revenue,
    5.50%, 2/15/09                                     2,245            2,462
Cuyahoga County Jail Facilities, GO,
    5.25%, 10/1/13                                     3,000            3,411
Dayton-Montgomery County Port
    Authority, Development-Parking Garage
    Project, Series A, 5.00%, 11/15/17                 1,090            1,125
Economic Development Revenue,
    3.50%, 12/1/07                                       415              417
Economic Development Revenue,
    4.40%, 12/1/12                                       815              840
Erie County Hospital Facilities
    Revenue, 5.00%, 8/15/08                              400              419
Erie County Hospital Facilities Revenue,
    5.50%, 8/15/12                                       250              274
Euclid City School District, GO, 5.13%,
    12/1/11, (Callable 12/1/05 @ 102)                  1,500            1,564
Franklin County Development Revenue,
    5.50%, 10/1/12, (Callable 10/1/09 @
    101)                                               2,270            2,479
Franklin County, Online Computer
    Library Center, 5.00%, 4/15/10                     2,270            2,430

                                   CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

MUNICIPAL BONDS, CONTINUED

OHIO, CONTINUED
Greater Cleveland Regional Transit
    Authority, 5.38%, 12/1/11, (Callable
    12/1/08 @ 101)                              $      1,455     $      1,613
Hamilton County Hospital Facilities
    Revenue, 5.20%, 12/1/13, (Callable
    12/1/07 @ 101)                                     1,000            1,070
Hamilton County Hospital Facilities
    Revenue, Cincinnati Children's Hospital,
    Series J, 4.50%, 5/15/14                           1,510            1,615
Hamilton County Hospital Facilities,
    Revenue, 5.25%, 5/15/11, (Callable
    11/15/08 @ 101)                                    2,670            2,926
Hamilton County Sewer System
    Revenue, Series A, 5.60%, 12/1/08,
    (Callable 12/1/05 @ 102)                           1,000            1,048
Higher Education, Capital Facilities
    Revenue, 5.50%, 12/1/09                            2,000            2,224
Higher Education, Capital Facilities
    Revenue, Series II-A, 5.50%, 12/1/07               4,695            5,073
Higher Education, Capital Facilities
    Revenue, Series II-A, 5.00%, 12/1/08               2,000            2,164
Higher Education, Case Western
    Reserve, 6.25%, 7/1/14                             6,500            7,859
Higher Education, Dennison University
    Project, 5.50%, 11/1/12, (Callable
    11/1/11@ 101)                                      1,000            1,134
Higher Education, John Carroll
    University, 5.25%, 11/15/14, (Callable
    11/15/13 @ 100)                                    1,435            1,599
Higher Education, John Carroll
    University, 5.25%, 11/15/15, (Callable
    11/15/13 @ 100)                                    1,490            1,655
Hilliard School District, 5.50%,
    12/1/08                                            2,780            3,055
Housing Authority, 4.63%, 9/1/31,
    (Callable 1/1/11 @ 100)                            1,975            2,019
Housing Finance Agency, (AMT),
    3.95%, 9/1/08                                        430              436
Housing Finance Agency, (AMT),
    4.15%, 9/1/09                                        725              732
Housing Finance Agency, (AMT),
    4.35%, 9/1/10                                        270              273
Housing Finance Agency, (AMT),
    3.65%, 9/1/11                                        830              809
Housing Finance Agency, (AMT),
    4.55%, 9/1/11                                        280              286
Housing Finance Agency, (AMT),
    3.30%, 9/1/30                                      1,220            1,218
Knox County Hospital Facilities
    Revenue, 4.70%, 6/1/08                             1,150            1,207
Knox County Hospital Facilities
    Revenue, 5.00%, 6/1/12                             6,250            6,776
Lucas County, 6.65%, 12/1/12                             145              147
Mental Health Capital Facilities, Series
    II-A, 5.00%, 6/1/13                                2,135            2,378
Montgomery County Catholic Health
    Initiatives, Series A, 6.00%, 12/1/26              2,750            3,118

                                   CONTINUED

                                                        OHIO MUNICIPAL BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

MUNICIPAL BONDS, CONTINUED

OHIO, CONTINUED
Montgomery County Solid Waste
    Revenue, 5.40%, 11/1/08, (Callable
    11/1/05 @ 102)                              $      3,000     $      3,127
Municipal Electric Generation Agency,
    Refunding, Joint Venture, 5-CTFS Benefit
    Interest, 5.00%, 2/15/14                           3,675            4,081
North Olmstead, 6.20%, 12/1/11                         3,000            3,533
Penta Career Center, 5.00%, 4/1/10                     1,330            1,458
    Revenue, Major New State Infrastructure,
    Series 1, 5.00%, 6/15/06                           2,500            2,589
Sidney Construction, 4.90%, 11/1/07                      625              630
Solid Waste Revenue, 4.85%, 11/1/22                    3,000            3,115
State Building Authority, Refunding,
    State Facilities-Administration Building
    Fund, Series A, 5.00%, 4/1/13                      1,230            1,368
State Infrastructure Improvements, GO,
    Series B, 5.00%, 3/1/19                            1,000            1,111
State Schools, 5.00%, 6/15/13                          1,000            1,116
State Solid Waste Revenue, Refunding,
    Republic Services Project, 4.25%,
    4/1/33                                             3,470            3,446
State, GO, 6.65%, 9/1/09                               1,000            1,092
Toledo-Lucas County, Port Authority
    Special Assessment Revenue, Crocker
    Park Public Improvement Project, 5.00%,
    12/1/09                                            1,110            1,169
Toledo-Lucas County, Port Authority
    Special Assessment Revenue, Crocker
    Park Public Improvements Project,
    5.00%, 12/1/08                                     1,155            1,217
Turnpike Revenue, Series A, 5.70%,
    2/15/17, (Prerefunded 2/15/06 @ 102)               5,000            5,275
University of Cincinnati, 5.00%,
    6/1/10                                               300              330
University of Cincinnati, GO, 5.50%,
    6/1/09                                             2,000            2,219
Water Development Authority, Pollution
    Control Facilities Revenue, 5.25%,
    12/1/08, (Callable 12/1/07 @ 101)                  1,000            1,081
Water Revenue, 5.30%, 12/1/10,
    (Callable 6/1/05 @ 101)                            4,000            4,083
                                                                 ------------
                                                                      148,830
                                                                 ------------
PUERTO RICO  (2.5%)
Commonwealth, Refunding Series A,
    5.00%, 7/1/30                                      1,000            1,076
Public Buildings Authority Revenue,
    Refunding, Government Facilities, Series
    K, 4.50%, 7/1/22                                   1,000            1,039
Public Finance Corp., Commonwealth
    Appropriations, Series A, 5.75%, 8/1/27            1,500            1,687
                                                                 ------------
                                                                        3,802
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                 152,632
                                                                 ------------

                                   CONTINUED

                                                   SHARES            VALUE
                                                ------------     ------------

MONEY MARKETS (0.2%)

Federated Ohio Municipal Cash Trust                       83     $         --#
Touchstone Ohio Money Fund                           342,651              343
                                                                 ------------

TOTAL MONEY MARKETS                                                       343
                                                                 ------------

TOTAL INVESTMENTS (COST $146,792) + - 99.0%                           152,975

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                            1,592
                                                                 ------------

NET ASSETS - 100.0%                                              $    154,567
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.

MICHIGAN MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS (97.8%)

MICHIGAN (95.6%)
Ann Arbor Water Supply Systems,
    5.00%, 2/1/10                               $        880     $        964
Avondale School District, UTGO,
    5.00%, 5/1/10                                        800              876
Berkley School District, GO, 7.00%,
    1/1/07                                             1,300            1,407
Birmingham City School District,
    5.00%, 11/1/10                                     1,905            2,102
Building Authority Revenue, Facilities
    Program, Series III, 5.00%, 10/15/08               2,000            2,160
Building Authority Revenue, State
    Police Communications III, 5.00%,
    10/1/05                                            1,700            1,733
Cadillac Area Public Schools, UTGO,
    7.25%, 5/1/05                                        300              304
Central Michigan University, 5.00%,
    10/1/09                                            1,605            1,755
Certificate of Participation, Series A,
    5.00%, 9/1/31                                      1,000            1,099
Charles Stewart Mott Community
    College, UTGO, 5.00%, 7/1/09                       1,000            1,091
Clarkston Schools, 4.00%, 5/1/12                         200              208
    Comprehensive Transportation, Series
    A, 5.25%, 5/15/09                                  3,000            3,297
Comprehensive Transportation, Series
    B, 5.25%, 5/15/09                                  1,390            1,527
Detroit City School District, 5.50%,
    5/1/06                                             1,730            1,797
Detroit Economic Development Corp.,
    (AMT), 4.00%, 5/1/06                               2,500            2,542
Detroit City School District, Building &
    Site Improvements, Series A, 5.00%,
    5/1/08                                             1,000            1,074
Detroit Convention Facilities, 5.00%,
    9/30/08                                            2,000            2,158
Detroit, GO, 6.00%, 4/1/06                               750              782
Dexter Community School District, GO,
    6.25%, 5/1/07                                      1,730            1,872
Farmington Hills Economic
    Development Corp. Revenue, Botsford
    Continuing Care, Series A, 5.20%,
    2/15/05                                              470              471
Ferndale, UTGO, 4.50%, 4/1/10                          1,190            1,276
Forest Hills Public Schools, GO,
    5.25%, 5/1/09                                      2,785            3,043
Frankenmuth School District, UTGO,
    5.50%, 5/1/05                                        100              101
Frankenmuth School District, UTGO,
    5.50%, 5/1/06                                        125              130
Grand Rapids & Kent County Joint
    Building, GO, 5.50%, 10/1/09                         605              671
Grand Rapids & Kent County Joint
    Building, UTGO, 5.50%, 10/1/07                       535              574
Grand Rapids Charter Township, Porter
    Hills Obligated Group, 4.35%, 7/1/05                 200              201
Greater Detroit Resource Recovery
    Authority, 6.25%, 12/13/06                         2,500            2,672

                                   CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

MUNICIPAL BONDS, CONTINUED

MICHIGAN, CONTINUED
Higher Education Facilities Authority
    Revenue, Kalamazoo College Project,
    5.25%, 12/1/05                              $        590     $        604
Higher Education Facilities Authority
    Revenue, Kalamazoo College Project,
    5.25%, 12/1/06                                       725              761
Higher Education Facilities Authority
    Revenue, Hope College Project, 4.60%,
    10/1/08                                              320              335
Higher Education Facility Authority -
    Thomas M. Cooley Law School, 4.75%,
    5/1/07                                             1,265            1,312
Higher Education Student Loan
    Authority Revenue, (AMT), 5.00%,
    3/1/07                                             2,525            2,618
Higher Education Student Loan
    Authority Revenue, Series XII-W (AMT),
    4.60%, 9/1/08                                      1,000            1,057
Higher Education Student Loan
    Authority Revenue, Series XII-W (AMT),
    4.75%, 3/1/09                                        200              214
Higher Education Student Loan
    Authority Revenue, Series XVII-I (AMT),
    3.65%, 3/1/10                                      1,000            1,011
Hospital Finance Authority Revenue,
    Oakwood Obligated Group, 5.00%,
    11/1/05                                              730              743
Hospital Finance Authority Revenue, St.
    John's Hospital & Medical Center,
    5.00%, 5/15/06                                     1,450            1,498
Hospital Finance Authority, Bay
    Medical Center, Series A, 5.38%, 7/1/06            1,855            1,930
Hospital Financial Authority Revenue,
    7.50%, 10/1/27, (Prerefunded 10/1/05 @
    100)                                               1,000            1,036
Hospital Financial Authority Revenue,
    Hospital Crittenton, Series A, 3.50%,
    3/1/06                                               200              201
Hospital Financial Authority Revenue,
    Hospital Crittenton, Series A, 3.85%,
    3/1/07                                               200              203
Hospital Financial Authority Revenue,
    Hospital Crittenton, Series A, 4.15%,
    3/1/08                                               300              308
Hospital Financial Authority Revenue,
    Sparrow Obligation Group, 5.00%,
    11/15/05                                           1,055            1,077
Hospital Financial Authority Revenue,
    Sparrow Obligation Group, 5.00%,
    11/15/06                                             735              760
Housing Development Authority,
    (AMT), Series B, 3.25%, 12/1/05                       70               70
Housing Development Authority,
    (AMT), Series B, 3.55%, 12/1/06                      175              175
Housing Development Authority,
    (AMT), Series B, 3.85%, 12/1/07                      215              217

                                   CONTINUED

                                                    MICHIGAN MUNICIPAL BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

MUNICIPAL BONDS, CONTINUED

MICHIGAN, CONTINUED
Housing Development Authority,
    (AMT), Series B, 4.13%, 12/1/08             $        305     $        309
Housing Development Authority,
    (AMT), Series B, 4.35%, 12/1/09                      355              361
Housing Development Authority,
    (AMT), Series B, 4.55%, 12/1/10                      455              464
Housing Development Authority,
    (AMT), Series B, 4.65%, 12/1/11                      485              500
Housing Development Authority,
    Parkway Meadows Project, 3.50%,
    10/15/08                                             930              955
Housing Development Authority,
    Parkway Meadows Project, 3.50%,
    10/15/09                                             710              726
Jackson County Economic Development
    Corp., Limited Obligation Revenue, Vista
    Grande Villa, Series A, 1.89%, 11/1/31 (d)           500              500
Kalamazoo Hospital Finance Authority
    Revenue, Bronson Methodist Hospital,
    5.50%, 5/15/08                                       750              815
Kenowa Hills Public Schools, UTGO,
    5.50%, 5/1/06                                      1,000            1,039
Kent, Hospital Finance Authority
    Revenue, Spectrum Health, 5.25%,
    1/15/08                                              430              457
Municipal Bond Authority Revenue,
    5.00%, 12/1/05                                     2,000            2,047
Municipal Bond Authority Revenue,
    Series A, 5.25%, 12/1/07                           1,000            1,073
Municipal Building Authority Revenue,
    Government Loan Program, Series C,
    5.00%, 5/1/10                                      1,000            1,095
Muskegon County, Wastewater
    Management System, No. 1, (AMT),
    5.00%, 7/1/06                                      1,130            1,170
Muskegon County, Wastewater
    Management System, No. 1, (AMT),
    5.00%, 7/1/08                                      1,000            1,067
Novi Community School District,
    Building & Site Improvements, 4.13%,
    5/1/08                                             1,000            1,045
Novi Community School District,
    Building & Site Improvements, 5.00%,
    10/1/08                                            2,320            2,505
South Central Power Agency, Power
    Supply System Revenue, 5.80%,
    11/1/05                                               65               67
South Macomb Disposal Authority
    Revenue, 5.00%, 9/1/08                             1,115            1,201
South Redford School District, GO,
    5.25%, 5/1/09, (Prerefunded 5/1/07 @
    100)                                               1,575            1,674
State Hospital Finance Authority
    Revenue, 4.15%, 1/1/12                               450              463
Strategic Fund Obligation International,
    2.00%, 8/1/05                                      1,030            1,029

                                   CONTINUED

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------

MUNICIPAL BONDS, CONTINUED

MICHIGAN, CONTINUED
Strategic Fund, Hope Network Project,
    Series B, 4.75%, 9/1/07                     $        615     $        642
Strategic Fund, Limited Obligation
    Revenue, Consumers Energy Company
    Project, 3.38%, 6/15/10                            2,000            2,019
Strategic Fund, Limited Obligation
    Revenue, Solid Waste Disposal, 3.15%,
    12/1/13 (d)                                        1,000            1,000
Three Rivers Community Schools,
    6.00%, 5/1/23, (Prerefunded 5/1/06 @
    101)                                                 970            1,024
Trunk Line, Series A, 5.50%, 11/1/07                   1,025            1,105
Trunk Line, Series A, 5.25%, 11/1/09                   1,000            1,102
Underground Storage, Tank Financial
    Assurance Authority, Series I, 6.00%,
    5/1/06                                             2,270            2,375
University of Michigan Hospital
    Revenue, 5.00%, 12/1/08                            2,000            2,168
University of Michigan Hospital
    Revenue, 5.00%, 12/1/09                              510              557
Warren Building Authority, 3.70%,
    11/1/09                                              225              232
Washtenaw Community College,
    4.00%, 4/1/07                                      2,355            2,435
Wayne Charter, Airport Revenue, Series
    D, 5.25%, 12/1/06                                  2,000            2,090
Wayne County Community College,
    5.25%, 7/1/09                                      1,000            1,101
Wayne-Westland Community Schools,
    5.00%, 5/1/10                                      1,000            1,097
                                                                 ------------
                                                                       93,526
                                                                 ------------
PUERTO RICO (2.2%)
Public Buildings Authority Revenue,
    Refunding, Government Facilities, Series
    K, 4.50%, 7/1/22                                   1,000            1,039
Public Finance Corp., Commonwealth
    Appropriations, Series A, 5.75%, 8/1/27            1,000            1,125
                                                                 ------------
                                                                        2,164
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                  95,690
                                                                 ------------
MONEY MARKETS (0.1%)

AIM Tax Free Money Market Fund                           168               --#
Dreyfus Tax Exempt Money Market Fund                  71,088               71
Merrill Lynch Institutional Tax
    Exempt Fund                                        5,000                5
                                                                 ------------

TOTAL MONEY MARKETS                                                        76
                                                                 ------------

TOTAL INVESTMENTS (COST $94,477) + - 97.9%                             95,766

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%                            2,052
                                                                 ------------

NET ASSETS - 100.0%                                              $     97,818
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                      AND NOTES TO FINANCIAL STATEMENTS.


                                       83

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


                                                               FIFTH THIRD FUNDS
                                     NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2005 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

*     Non-income producing security.

**    Rate represents the effective yield at purchase.

#     Market value is less than five hundred dollars.

+     Represents cost for financial reporting purposes.

(a) Part of this security has been deposited as initial margin on open futures contracts.

(b)   Affiliate.

(c)   Dollar amount indicated represents expected per share annual dividend.

(d) Variable rate security. Rate presented represents rate in effect at January 31, 2005. Maturity date represents actual maturity date.

(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f) All or part of this security has been deposited as collateral for TBA security.

(g)   All or part of this security was on loan at January 31, 2005.

(h)   Investment is in Institutional Shares of underlying fund.

(i)   Common Stock.

(j) The Fund's securities were fair valued at January 31, 2005 using procedures approved by the Board of Trustees.

(k) Affiliated issuer as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

The following abbreviations are used in these Schedules of Portfolio
Investments:

ADR - American Depositary Receipt

AMT - Alternative Minimum Tax Paper

CBTCS - Convertible Bond Transferable Custodial Security

ETM - Escrowed to Maturity

GDR - Global Depositary Receipts

GO - General Obligation

LLC - Limited Liability Company

LP - Limited Partnership

TBA - To be announced

UTGO - Unlimited Tax General Obligation



                                                  COST OF                                                     NET
                                              INVESTMENTS FOR       GROSS                GROSS            UNREALIZED
                                                FEDERAL TAX       UNREALIZED           UNREALIZED        APPRECIATION/
                                                 PURPOSES        APPRECIATION         DEPRECIATION      (DEPRECIATION)
                                               --------------    ------------       ---------------     ---------------
Small Cap Growth Fund                             $ 241,270         $  59,890         $  (9,602)         $   50,288
Mid Cap Growth Fund                                 409,235            94,089            (8,732)             85,357
Quality Growth Fund                                 924,186           157,611           (45,573)            112,038
Large Cap Core Fund                                  97,757            19,446            (5,637)             13,809
Equity Index Fund                                   341,132           235,286           (26,698)            208,588
Balanced Fund                                       170,443            16,915              (842)             16,073
Micro Cap Value Fund                                169,106            91,630           (10,351)             81,279
Small Cap Value Fund                                132,786            16,108            (5,124)             10,984
Multi Cap Value Fund                                344,513           103,575            (9,317)             94,258
Disciplined Large Cap Value Fund                    593,878           134,041            (9,151)            124,890
LifeModel Aggressive Fund SM                        105,988            16,011            (1,142)             14,869
LifeModel Moderately Aggressive Fund SM             243,780            28,874            (2,751)             26,123
LifeModel Moderate Fund SM                          477,559            26,854            (7,811)             19,043
LifeModel Moderately Conservative Fund SM           100,756             9,144            (1,545)              7,599
LifeModel Conservative Fund SM                       58,879             2,274            (1,022)              1,252
Strategic Income Fund                               169,200             9,715            (1,914)              7,801
Select Stock Fund                                    14,479             1,974              (551)              1,423
Technology Fund                                      58,456             3,048            (2,163)                885
International Equity Fund                           388,609            62,614           (48,268)             14,346
Bond Fund                                           336,118             5,892              (637)              5,255
Intermediate Bond Fund                              782,367             5,038            (3,750)              1,288
Short Term Bond Fund                                707,621               271           (10,001)             (9,730)
U.S. Government Bond Fund                            70,630               577              (284)                293
Municipal Bond Fund                                  53,986             4,906                (3)              4,903
Intermediate Municipal Bond Fund                    221,307            11,650              (221)             11,429
Ohio Municipal Bond Fund                            146,598             6,638              (261)              6,377
Michigan Municipal Bond Fund                         94,466             1,638              (338)              1,300


                       SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

Open futures contracts as of January 31, 2005
(Amounts in thousands except contract amount)



                                                                                            UNREALIZED
                             NUMBER OF                                        NOTIONAL     APPRECIATION/   MARKET
                             CONTRACTS    CONTRACT TYPE                       AMOUNT      (DEPRECIATION)    VALUE
                             ---------    -----------------------------      ---------     -------------  --------
Small Cap Growth Fund               32    Russell 2000, 3/17/05              $ 10,324        $   (318)    $ 10,006
                             =========                                       ========        ========     ========
Large Cap Core Fund                 18    Standard & Poor's 500, 3/17/05        5,441            (124)       5,317
                             =========                                       ========        ========     ========
Equity Index Fund                   11    Standard & Poor's 500, 3/17/05        3,257              (7)       3,250
                             =========                                       ========        ========     ========
International Equity Fund           15    Long, SPI 200, 3/17/05                1,136              51        1,187
                                    32    Long, CAC40 10, 3/18/05               1,600              36        1,636
                                    38    Long, DAX, 3/18/05                    5,439            (153)       5,286
                                   103    Short, Euro Stoxx 50, 3/18/05        (3,989)            (28)      (4,017)
                                    56    Long, HANG SENG, 2/25/05              4,889              31        4,920
                                    38    Long, TOPIX, 3/10/05                  4,228             (42)       4,186
                                   162    Long, Taiwan, 2/25/05                 3,945             113        4,058
                             ---------                                       --------        --------     --------
                                   238                                       $ 17,248        $      8     $ 17,256
                             =========                                       ========        ========     ========


As of January 31, 2005, the following Funds had securities on loan with the following market values and collateral amounts (Amounts in thousands):

                                                                   AVERAGE
                                                    MARKET          LOAN
                                                   VALUE OF      OUTSTANDING
                                      CASH          LOANED       DURING THE
                                   COLLATERAL     SECURITIES        YEAR
                                   ----------     ----------     -----------

Small Cap Growth Fund              $  47,408      $  46,209      $  46,861
Mid Cap Growth Fund                   92,474         90,136         76,390
Quality Growth Fund                   69,123         67,376         82,154
Large Cap Core Fund                    8,804          8,581          9,536
Equity Index Fund                     83,790         81,672         59,567
Balanced Fund                         11,543         11,251         10,179
Multi Cap Value Fund                  58,971         57,480         53,345
Disciplined Large Cap Value Fund      51,676         50,370         52,585
Select Stock Fund                        346            337            659
Technology Fund                       11,189         10,906         10,195
International Equity Fund             23,315         22,726         28,116
Bond Fund                              7,914          7,714          8,060
Intermediate Bond Fund               159,814        155,774        162,160
Short Term Bond Fund                 186,483        181,769        180,203


At January 31, 2005, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements, certificate of deposits, commercial paper and floating rate notes (with interest rates ranging from 2.14% to 2.70% and maturity dates ranging from February 1, 2005 to April 1, 2014).

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

International Equity Fund Foreign Currency Contracts as of January 31, 2005 (Amounts in thousands):

                            CONTRACT                 CURRENT
                             AMOUNT     CONTRACT      VALUE       UNREALIZED
     DELIVERY                (LOCAL    VALUE U.S.     U.S.       APPRECIATION/
       DATE                CURRENCY)     DOLLAR      DOLLAR     (DEPRECIATION)
     --------              ---------   ----------   ---------   -------------
AUSTRALIAN DOLLAR
--------------------------------------
Short Contracts
  3/16/05                    1,382    $   1,046    $   1,067   $     (21)
Long Contracts
  3/16/05                    2,620        1,975        2,023          48
  3/16/05                      260          201          201          --^

EURO
--------------------------------------
Short Contracts
  3/16/05                    2,270        3,017        2,960          57
  3/16/05                    3,177        4,227        4,143          84
  3/16/05                    1,472        1,970        1,920          50
  3/16/05                    3,050        3,983        3,977           6
  3/16/05                    1,055        1,375        1,376          (1)
  3/16/05                    6,100        7,954        7,954          --^
  3/16/05                    1,230        1,602        1,604          (2)
Long Contracts
  3/16/05                    9,684       12,895       12,628        (267)
  3/16/05                    5,372        7,150        7,004        (146)
  3/16/05                    1,434        1,907        1,869         (38)
  3/16/05                      789        1,050        1,029         (21)
  3/16/05                    1,065        1,437        1,389         (48)
  3/16/05                    2,250        3,067        2,934        (133)

BRITISH POUND STERLING
--------------------------------------
Short Contracts
  3/16/05                    1,591        3,043        2,987          56
  3/16/05                    1,051        2,010        1,974          36
Long Contracts
  3/16/05                    2,642        5,057        4,962         (95)

JAPANESE YEN
--------------------------------------
Short Contracts
  3/16/05                  168,864        1,620        1,635         (15)
  3/16/05                1,294,508       12,383       12,534        (151)
  3/16/05                   65,850          631          638          (7)
  3/16/05                  861,123        8,233        8,337        (104)
  3/16/05                  557,830        5,338        5,401         (63)
  3/16/05                  873,640        8,358        8,459        (101)
  3/16/05                  253,115        2,441        2,451         (10)
  4/06/05                1,410,311       13,591       13,678         (87)
  3/16/05                  103,925        1,000        1,006          (6)
Long Contracts
  3/16/05                1,672,680       16,007       16,195         188
  3/16/05                1,352,172       12,971       13,092         121
  3/16/05                  676,986        6,478        6,555          77
  3/16/05                  307,528        2,947        2,978          31
  3/16/05                  100,560          984          974         (10)
  3/16/05                  103,095          995          998           3
  4/06/05                1,410,311       13,626       13,678          52
  3/16/05                  399,000        3,877        3,863         (14)

TAIWAN DOLLAR
--------------------------------------
Long Contracts
  2/25/05                  117,586        3,700        3,699          (1)


                       SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of January 31, 2005, were as follows:



                                   SMALL CAP    MID CAP     QUALITY    LARGE CAP    EQUITY     MICRO CAP
                                    GROWTH      GROWTH      GROWTH       CORE        INDEX       VALUE
                                     FUND        FUND        FUND        FUND        FUND        FUND
                                   ---------   ---------   ---------   ---------   ---------   ---------
Advertising                           0.8%         --          --          --         0.2%        0.3%
Aerospace/Defense                     1.7%        1.3%        3.3%        2.3%        1.8%         --
Agriculture                            --          --          --         1.3%        1.5%         --
Airlines                               --          --          --          --         0.1%        0.6%
Apparel                               1.3%        1.9%         --          --         0.5%        9.3%
Auto Manufacturers                    1.0%         --          --         0.9%        0.5%         --
Auto Parts & Equipment                 --          --          --         0.3%        0.2%         --
Banks                                 2.5%        1.3%        6.0%        5.8%        6.4%        0.3%
Beverages                              --          --          --         2.4%        2.3%         --
Biotechnology                         1.8%        1.6%        3.7%         --         1.1%         --
Building Materials                    1.1%         --          --         1.1%        0.3%        1.4%
Cash Equivalents                     22.6%       22.2%        7.3%       13.6%       18.7%        2.8%
Chemicals                              --         1.1%         --         1.7%        1.6%        3.4%
Closed-end Funds                       --          --          --          --          --          --
Commercial Services                   2.3%        5.7%        5.2%         --         0.9%        4.0%
Computers                             1.3%        3.6%        6.2%        4.3%        4.3%        4.4%
Cosmetics/Personal Care                --         1.5%         --         2.8%        2.4%         --
Distribution/Wholesale                 --         4.7%         --          --         0.1%        1.2%
Diversified Financial Services        1.7%        2.8%        5.3%        4.4%        8.3%        1.5%
Electric                              0.8%         --          --         2.1%        2.9%         --
Electrical Components & Equipment     2.2%         --         1.7%        0.8%        0.3%        1.5%
Electronics                           4.6%        7.8%        4.2%        0.5%        0.6%        3.8%
Engineering & Construction            0.5%         --          --          --         --^         1.5%
Entertainment                         0.5%         --         3.2%         --         0.1%        2.0%
Environmental Control                  --         1.1%         --          --         0.2%        1.2%
Food                                   --          --         1.5%        2.3%        1.8%        0.9%
Food Service                           --          --          --          --          --          --
Forest Products & Paper                --          --          --         0.9%        0.6%         --
Gas                                    --          --          --         1.0%        0.2%         --
Hand/Machine Tools                     --          --          --         0.3%        0.1%        0.3%
Healthcare-Products                   5.7%        6.5%        5.1%        4.3%        3.8%        3.6%
Healthcare-Services                   2.6%        2.0%        1.6%        2.1%        1.5%        1.4%
Holding Companies-Diversified          --          --          --          --          --          --
Home Builders                         1.9%        3.8%         --          --         0.2%         --
Home Furnishings                       --         1.6%         --          --         0.1%        4.2%
Household Products/Wares              2.7%         --          --          --         0.3%        0.8%
Housewares                             --          --          --          --         0.1%        0.7%
Insurance                             1.2%        2.0%         --         9.8%        4.6%        1.0%
Internet                              5.0%        4.3%         --          --         1.1%        2.5%
Investment Companies                   --          --          --          --          --         1.5%
Iron/Steel                            2.3%         --          --          --         0.2%        4.3%
Leisure Time                           --          --         1.4%         --         0.6%        0.6%
Lodging                                --          --         1.0%         --         0.4%         --
Machinery-Construction & Mining       1.1%        1.5%         --          --         0.3%         --
Machinery-Diversified                 0.5%        0.9%        0.8%        0.9%        0.4%        0.9%
Media                                  --         1.2%         --         2.2%        3.7%         --
Metal Fabricate/Hardware               --          --          --          --         --^         1.4%
Mining                                 --          --          --         0.4%        0.5%        2.9%
Miscellaneous Manufacturing           2.8%        1.5%        7.0%        4.1%        5.9%        2.2%
Office Furnishings                     --          --          --          --          --          --
Office/Business Equipment              --          --          --         1.7%        0.2%         --
Oil & Gas                             3.2%        5.7%        1.1%        7.1%        6.5%        2.1%
Oil & Gas Services                    2.2%        1.4%        1.0%        1.0%        0.8%        4.4%
Packaging & Containers                 --          --          --         0.9%        0.1%         --
Pharmaceuticals                       5.8%        5.7%        6.4%        4.3%        5.7%        1.5%
Pipelines                              --          --          --          --         0.2%         --^
Real Estate                            --          --          --          --          --          --
REITS                                  --          --          --          --         0.3%         --
Retail                                9.2%       11.4%       11.8%        6.7%        6.9%        8.4%
Savings & Loans                       1.8%         --          --          --         0.6%         --
Semiconductors                        4.1%        3.0%       10.3%        3.2%        3.0%        1.5%
Software                              8.1%        1.8%        3.2%        5.6%        4.6%        0.7%
Sovereign                             0.6%         --          --          --          --          --
Storage/Warehousing                    --          --          --          --          --         1.4%
Telecommunications                    6.2%        6.8%        6.2%        4.7%        5.6%        4.0%
Textiles                               --         1.1%        2.7%         --         0.1%        1.2%
Toys/Games/Hobbies                    1.2%         --          --          --         0.1%         --
Transportation                        4.5%         --          --         0.7%        1.5%        6.4%
Trucking & Leasing                     --          --          --          --          --^         --
Water                                  --          --          --          --          --          --




                                                           DISCIPLINED                LIFEMODEL
                                   SMALL CAP   MULTI CAP    LARGE CAP    LIFEMODEL    MODERATELY   LIFEMODEL
                                     VALUE       VALUE        VALUE      AGGRESSIVE   AGGRESSIVE   MODERATE
                                     FUND        FUND         FUND        FUND SM      FUND SM     FUND SM
                                   ---------   ---------   -----------   ----------   ----------   ---------
Advertising                            --         0.7%          --           --            --          --
Aerospace/Defense                      --         1.1%         4.7%          --            --          --
Agriculture                            --          --           --           --            --          --
Airlines                               --          --           --           --            --          --
Apparel                               2.9%         --           --           --            --          --
Auto Manufacturers                     --         0.5%         1.9%          --            --          --
Auto Parts & Equipment                0.9%        2.4%          --           --            --          --
Banks                                  --         1.5%         7.5%          --            --          --
Beverages                             1.7%         --           --           --            --          --
Biotechnology                          --         1.3%          --           --            --          --
Building Materials                     --         0.8%         1.3%          --            --          --
Cash Equivalents                      7.2%       25.1%        12.8%          --            --          --
Chemicals                             6.4%        1.1%         4.3%          --            --          --
Closed-end Funds                       --         0.5%          --           --            --          --
Commercial Services                   5.1%        0.2%          --           --            --          --
Computers                             0.8%        3.7%         5.3%          --            --          --
Cosmetics/Personal Care                --         0.9%          --           --            --          --
Distribution/Wholesale                 --          --          1.6%          --            --          --
Diversified Financial Services        1.7%        3.8%         7.8%          --            --          --
Electric                              5.6%        2.4%         5.1%          --            --          --
Electrical Components & Equipment      --         0.4%          --           --            --          --
Electronics                           2.0%        2.0%         2.3%          --            --          --
Engineering & Construction             --          --           --           --            --          --
Entertainment                          --          --           --           --            --          --
Environmental Control                  --         1.2%          --           --            --          --
Food                                  4.3%        5.9%         4.9%          --            --          --
Food Service                           --          --           --           --            --          --
Forest Products & Paper                --         1.5%         3.9%          --            --          --
Gas                                   3.9%         --           --           --            --          --
Hand/Machine Tools                     --         1.2%          --           --            --          --
Healthcare-Products                   2.0%        1.5%          --           --            --          --
Healthcare-Services                   6.5%        2.0%          --           --            --          --
Holding Companies-Diversified          --          --           --           --            --          --
Home Builders                          --          --           --           --            --          --
Home Furnishings                       --         2.2%          --           --            --          --
Household Products/Wares              1.9%        0.7%          --           --            --          --
Housewares                             --         0.2%          --           --            --          --
Insurance                             8.6%        5.7%         7.7%          --            --          --
Internet                              1.1%         --           --           --            --          --
Investment Companies                  3.7%        1.6%          --        100.1%        100.0%       99.9%
Iron/Steel                             --          --           --           --            --          --
Leisure Time                           --          --           --           --            --          --
Lodging                                --          --           --           --            --          --
Machinery-Construction & Mining        --          --          2.3%          --            --          --
Machinery-Diversified                  --         2.0%          --           --            --          --
Media                                  --         2.5%         2.8%          --            --          --
Metal Fabricate/Hardware               --          --           --           --            --          --
Mining                                3.8%         --           --           --            --          --
Miscellaneous Manufacturing            --         3.7%         6.8%          --            --          --
Office Furnishings                     --          --           --           --            --          --
Office/Business Equipment              --          --           --           --            --          --
Oil & Gas                             3.2%        9.8%        11.7%          --            --          --
Oil & Gas Services                    8.2%        1.6%          --           --            --          --
Packaging & Containers                 --          --           --           --            --          --
Pharmaceuticals                       2.8%        4.1%         3.5%          --            --          --
Pipelines                              --          --           --           --            --          --
Real Estate                            --          --           --           --            --          --
REITS                                  --          --           --           --            --          --
Retail                                9.0%        8.2%         5.1%          --            --          --
Savings & Loans                        --          --           --           --            --          --
Semiconductors                        2.9%        2.4%         0.7%          --            --          --
Software                               --         0.7%          --           --            --          --
Sovereign                              --          --           --           --            --          --
Storage/Warehousing                    --          --           --           --            --          --
Telecommunications                    3.1%        5.8%         4.1%          --            --          --
Textiles                               --          --           --           --            --          --
Toys/Games/Hobbies                     --         0.6%          --           --            --          --
Transportation                         --         2.6%          --           --            --          --
Trucking & Leasing                     --          --           --           --            --          --
Water                                  --          --           --           --            --          --




                                    LIFEMODEL
                                    MODERATELY     LIFEMODEL      SELECT                  INTERNATIONAL
                                   CONSERVATIVE   CONSERVATIVE     STOCK     TECHNOLOGY      EQUITY
                                     FUND SM        FUND SM        FUND         FUND          FUND
                                   ------------   ------------   ---------   ----------   -------------
Advertising                              --            --            --           --          0.2%
Aerospace/Defense                        --            --           5.5%          --          0.4%
Agriculture                              --            --            --           --          1.0%
Airlines                                 --            --            --           --          0.1%
Apparel                                  --            --            --           --          0.1%
Auto Manufacturers                       --            --            --           --          3.4%
Auto Parts & Equipment                   --            --            --           --          0.7%
Banks                                    --            --            --           --         18.1%
Beverages                                --            --            --           --          1.1%
Biotechnology                            --            --            --          6.6%          --^
Building Materials                       --            --            --           --          1.6%
Cash Equivalents                         --            --           4.2%        24.5%         5.9%
Chemicals                                --            --            --           --          2.2%
Closed-end Funds                         --            --            --           --           --
Commercial Services                      --            --           6.2%         1.7%         1.1%
Computers                                --            --           7.2%        13.0%         0.4%
Cosmetics/Personal Care                  --            --            --           --          0.6%
Distribution/Wholesale                   --            --            --           --          0.9%
Diversified Financial Services           --            --          12.0%          --          1.6%
Electric                                 --            --            --           --          3.5%
Electrical Components & Equipment        --            --            --           --          1.0%
Electronics                              --            --           3.7%         5.6%         1.7%
Engineering & Construction               --            --            --           --          1.0%
Entertainment                            --            --           4.0%          --          0.3%
Environmental Control                    --            --            --           --           --^
Food                                     --            --            --           --          3.7%
Food Service                             --            --            --           --          0.1%
Forest Products & Paper                  --            --            --           --          0.5%
Gas                                      --            --            --           --          0.7%
Hand/Machine Tools                       --            --            --           --          0.4%
Healthcare-Products                      --            --           7.0%          --          0.5%
Healthcare-Services                      --            --            --           --           --
Holding Companies-Diversified            --            --            --           --          0.5%
Home Builders                            --            --            --           --          0.3%
Home Furnishings                         --            --            --           --          1.0%
Household Products/Wares                 --            --            --           --          0.3%
Housewares                               --            --            --           --          0.1%
Insurance                                --            --            --           --          3.4%
Internet                                 --            --            --         19.7%         0.4%
Investment Companies                  100.0%        100.1%           --           --          3.7%
Iron/Steel                               --            --           4.2%          --          0.9%
Leisure Time                             --            --            --          2.4%         0.1%
Lodging                                  --            --            --           --          0.2%
Machinery-Construction & Mining          --            --            --           --          0.2%
Machinery-Diversified                    --            --           3.6%          --          0.2%
Media                                    --            --            --           --          1.7%
Metal Fabricate/Hardware                 --            --            --           --          0.2%
Mining                                   --            --           3.7%          --          2.3%
Miscellaneous Manufacturing              --            --           3.4%          --          1.9%
Office Furnishings                       --            --            --           --           --^
Office/Business Equipment                --            --            --           --          0.8%
Oil & Gas                                --            --            --           --          8.7%
Oil & Gas Services                       --            --            --           --           --^
Packaging & Containers                   --            --            --           --          0.1%
Pharmaceuticals                          --            --           5.2%         1.7%         5.5%
Pipelines                                --            --            --           --           --
Real Estate                              --            --            --           --          1.3%
REITS                                    --            --            --           --           --
Retail                                   --            --          10.9%          --          2.5%
Savings & Loans                          --            --            --           --           --
Semiconductors                           --            --          12.3%        19.9%         0.4%
Software                                 --            --            --         11.2%         0.4%
Sovereign                                --            --            --           --           --
Storage/Warehousing                      --            --            --           --           --^
Telecommunications                       --            --           6.2%        17.6%         9.4%
Textiles                                 --            --           2.8%          --          0.2%
Toys/Games/Hobbies                       --            --            --           --          0.2%
Transportation                           --            --            --           --          1.4%
Trucking & Leasing                       --            --            --           --           --
Water                                    --            --            --           --          0.4%


_______________
^ Amount is less than 0.05%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                     88-89

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

The investment concentrations for the Balanced Fund and Strategic Income Fund as a percentage of net assets, by industry, as of January 31, 2005, were as follows:

                                               STRATEGIC
                                    BALANCED    INCOME
                                      FUND       FUND
                                    --------   ---------
Advertising                           2.3%         --
Aerospace/Defense                     2.7%         --
Auto Manufacturers                    0.2%        0.3%
Automobile ABS                        5.9%         --
Banks                                 7.9%       15.1%
Beverages                             1.5%         --
Cash Equivalents                      7.2%        2.0%
Chemicals                             2.7%         --
Closed-end Funds                       --         9.0%
Commercial MBS                        6.9%         --
Computers                             4.4%         --
Cosmetics/Personal Care               1.0%        0.3%
Credit Card ABS                        --         0.3%
Diversified Financial Services        4.5%       25.8%
Electric                              0.7%        6.5%
Electrical Components & Equipment     1.2%         --
Food                                   --         2.4%
Forest Products & Paper                --         1.0%
Gas                                    --         0.6%
Healthcare-Products                   4.2%         --
Holding Companies-Diversified          --         0.6%

                                               STRATEGIC
                                    BALANCED    INCOME
                                      FUND       FUND
                                    --------   ---------
Home Furnishings                       --        0.3%
Insurance                             2.6%       5.5%
Internet                              1.6%        --
Investment Companies                   --        8.3%
Media                                 1.3%       1.1%
Miscellaneous Manufacturing           7.6%       0.2%
Oil & Gas                             3.6%        --
Oil & Gas Services                    2.3%        --
Other ABS                             1.8%        --
Pharmaceuticals                       4.1%       0.8%
Pipelines                             0.3%       0.6%
Regional (state/provnc)                --        0.6%
REITS                                  --        8.6%
Retail                                7.0%       1.2%
Savings & Loans                       0.6%       0.5%
Software                              3.0%        --
Sovereign                            15.8%       3.6%
Telecommunications                    2.4%       1.4%
Transportation                        1.2%        --
WL Collateral CMO                     4.5%       4.4%

The investment concentrations for the Bond Funds as a percentage of net assets, by industry, as of January 31, 2005, were as follows:

                                                                        U.S.
                                           INTERMEDIATE  SHORT TERM  GOVERNMENT
                                   BOND        BOND         BOND        BOND
                                   FUND        FUND         FUND        FUND
                                 --------  ------------  ----------  ----------
Agency Collateral PAC CMO           --           --          6.1%         --
Agriculture                         --          0.2%          --          --
Auto Manufacturers                 0.8%         1.8%         0.4%         --
Automobile ABS                     8.9%         2.7%         6.9%         --
Banks                              9.4%         9.6%         9.9%         --
Beverages                           --          0.2%          --          --
Cash Equivalents                   4.4%        25.7%        38.3%        3.3%
Chemicals                           --          1.3%         0.2%         --
Commercial MBS                    14.6%        11.5%         5.6%         --
Commercial Services                0.8%         0.7%         0.3%         --
Computers                           --           --          1.7%         --
Credit Card ABS                     --          0.9%         0.2%         --
Development                         --           --          0.2%         --
Diversified Financial Services     9.0%        15.9%         5.6%         --
Electric                           0.6%         2.6%         1.3%         --
Food                                --          0.5%         1.0%         --
Forest Products & paper             --          0.3%          --          --
Gas                                 --          0.8%         1.1%         --
General Obligation                 0.8%          --           --          --
Household Products/Wares            --          0.2%          --          --
Insurance                          0.5%         0.5%         2.1%         --
Media                              1.3%         1.4%         0.5%         --
Mining                              --           --          0.3%         --
Miscellaneous Manufacturing         --           --          0.1%         --
Oil & Gas                          1.4%         2.4%         1.5%         --
Other ABS                          6.8%         3.3%         0.6%         --
Pipelines                          0.7%         0.6%         0.5%         --
Regional(state/provnc)              --          0.4%          --          --
REITS                               --          0.3%          --          --
Retail                             0.5%          --           --          --
Savings & Loans                    1.5%         1.3%          --          --
Sovereign                         52.4%        32.5%        44.5%      102.4%
Telecommunications                 1.4%         1.1%         1.8%         --
Transportation                     0.1%         0.4%          --          --
WL Collateral CMO                 10.4%         6.1%         3.9%         --

                       SEE NOTES TO FINANCIAL STATEMENTS~

                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of January 31, 2005, were as follows:

                                    INTERMEDIATE     OHIO      MICHIGAN
                        MUNICIPAL    MUNICIPAL     MUNICIPAL   MUNICIPAL
                           BOND         BOND         BOND        BOND
                           FUND         FUND         FUND        FUND
                        ---------   ------------   ---------   ---------
Airport                   14.2%        10.2%           --         2.1%
Cash Equivalents           0.9%         0.4%          0.2%        0.1%
Development                3.0%         5.9%          2.4%        6.2%
Education                  7.0%         2.5%          3.3%         --
Facilities                 2.0%         5.2%          6.2%        8.5%
General                   10.8%         6.2%          7.7%        9.0%
General Obligation         6.3%        12.0%         17.0%       10.8%
Higher Education           5.8%         3.3%         12.4%        6.0%
Housing                    3.9%         2.5%          2.4%        1.7%
Medical                    8.6%         6.8%         13.4%       13.1%
Nursing Homes               --           --            --         0.7%
Pollution                   --          0.4%          9.6%        5.0%
Power                       --          6.8%          7.3%        0.1%
School District           25.6%        14.9%          6.4%       19.3%
Single Family Housing      4.3%         2.2%          1.3%        2.1%
Student Loan               1.9%         5.4%           --         5.0%
Transportation             3.8%         8.7%          7.4%        7.2%
Utilities                  3.4%         5.5%          2.0%         --
Water                      1.9%         1.5%           --         1.0%

                       SEE NOTES TO FINANCIAL STATEMENTS~

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------



                                                                             SMALL CAP      MID CAP       QUALITY      LARGE CAP
                                                                              GROWTH        GROWTH        GROWTH         CORE
                                                                               FUND          FUND          FUND          FUND
                                                                            -----------   -----------   -----------   -----------
ASSETS:

Investments, at cost                                                        $   233,269   $   408,852   $   917,766   $    90,551
Net unrealized appreciation                                                      50,688        85,740       117,365        15,985
                                                                            -----------   -----------   -----------   -----------
Investments, at value                                                           283,957       494,592     1,035,131       106,536
Investments in affiliates, at value
     (cost $0, $0, $0, $0, $0, $0, $1,404, $0, $0, $0, $0)                           --            --            --            --
Investments in affiliates at value
Repurchase agreements, at cost                                                    7,919            --         1,093         5,154
                                                                            -----------   -----------   -----------   -----------
     Total Investments                                                          291,876       494,592     1,036,224       111,690
Cash                                                                                 --^           --            --^            1
Interest, dividends and other receivables                                            19            76           320            78
Receivable for investments sold                                                      --        16,078            --            --
Receivable for Fund shares sold                                                       1             4            15            --^
Receivable for variation margin on futures contracts                                150            --            --            36
Receivable from Advisor and affiliates                                               --            --            --             2
Prepaid expenses and other assets                                                    34            50            75            18
                                                                            -----------   -----------   -----------   -----------
     Total Assets                                                               292,080       510,800     1,036,634       111,825
                                                                            -----------   -----------   -----------   -----------
LIABILITIES:

Payable to Custodian                                                                 --           351            --            --
Payable for investments purchased                                                    --         1,240            --            --
Payable for securities loaned                                                    47,408        92,474        69,123         8,804
Payable for Fund shares redeemed                                                     11            37           283             1
Accrued expenses and other payables:
     Payable to Advisor and affiliates                                              156           297           700            66
     Distribution and administrative services fees                                    8            17            63             6
     Other                                                                           52            43           108            32
                                                                            -----------   -----------   -----------   -----------
     Total Liabilities                                                           47,635        94,459        70,277         8,909
                                                                            -----------   -----------   -----------   -----------
NET ASSETS:

Paid-in Capital                                                                 181,097       350,897       971,950       131,769
Accumulated net investment income/(loss)                                           (985)       (1,151)        2,387             7
Accumulated net realized gain/(loss) from investment
     transactions and futures                                                    13,963       (19,145)     (125,345)      (44,721)
Net unrealized appreciation on investments and futures                           50,370        85,740       117,365        15,861
                                                                            -----------   -----------   -----------   -----------
     Net Assets                                                             $   244,445   $   416,341   $   966,357   $   102,916
                                                                            ===========   ===========   ===========   ===========
Market value of securities loaned                                           $    46,209   $    90,136   $    67,376   $     8,581
                                                                            ===========   ===========   ===========   ===========
Net Assets:

     Institutional Shares                                                   $   216,100   $   361,166   $   752,956   $    76,308
     Class A Shares                                                              24,413        45,600       185,210        25,592
     Class B Shares                                                               1,908         6,850        19,124           856
     Class C Shares                                                                 760         1,723         5,973           160
     Advisor Shares                                                               1,264         1,002         3,094            NA
     Select Shares                                                                   NA            NA            NA            NA
     Preferred Shares                                                                NA            NA            NA            NA
     Trust Shares                                                                    NA            NA            NA            NA
                                                                            -----------   -----------   -----------   -----------
     Total                                                                  $   244,445   $   416,341   $   966,357   $   102,916
                                                                            ===========   ===========   ===========   ===========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

     Institutional Shares                                                        15,065        25,088        49,889         5,484
     Class A Shares                                                               1,745         3,232        12,486         1,863
     Class B Shares                                                                 139           501         1,331            62
     Class C Shares                                                                  55           131           427            12
     Advisor Shares                                                                  90            71           210            NA
     Select Shares                                                                   NA            NA            NA            NA
     Preferred Shares                                                                NA            NA            NA            NA
     Trust Shares                                                                    NA            NA            NA            NA
                                                                            -----------   -----------   -----------   -----------
     Total                                                                       17,094        29,023        64,343         7,421
                                                                            ===========   ===========   ===========   ===========
Net Asset Value

     Institutional Shares                                                   $     14.34   $     14.40   $     15.09   $     13.91
                                                                            ===========   ===========   ===========   ===========
     Class A Shares-redemption price per share                              $     13.99   $     14.11   $     14.83   $     13.73
                                                                            ===========   ===========   ===========   ===========
     Class B Shares-offering price per share*                               $     13.74   $     13.68   $     14.37   $     13.78
                                                                            ===========   ===========   ===========   ===========
     Class C Shares-offering price per share*                               $     13.76   $     13.19   $     14.00   $     13.78
                                                                            ===========   ===========   ===========   ===========
     Advisor Shares                                                         $     14.04   $     14.01   $     14.72            NA
                                                                            ===========   ===========   ===========   ===========
     Select Shares                                                                   NA            NA            NA            NA
                                                                            ===========   ===========   ===========   ===========
     Preferred Shares                                                                NA            NA            NA            NA
                                                                            ===========   ===========   ===========   ===========
     Trust Shares                                                                    NA            NA            NA            NA
                                                                            ===========   ===========   ===========   ===========
Maximum sales charge-Class A Shares                                                5.00%         5.00%         5.00%         5.00%
Maximum Offering Price (100%/(100%-Maximum sales charge) of net
     asset value adjusted to the nearest cent) per share (Class A Shares)   $     14.73   $     14.85   $     15.61   $     14.45
                                                                            ===========   ===========   ===========   ===========




                                                                              EQUITY                     MICRO CAP     SMALL CAP
                                                                               INDEX       BALANCED        VALUE         VALUE
                                                                               FUND          FUND          FUND          FUND
                                                                            -----------   -----------   -----------   -----------
ASSETS:

Investments, at cost                                                        $   328,761   $   170,258   $   160,421   $   122,026
Net unrealized appreciation                                                     217,847        16,258        81,998        11,360
                                                                            -----------   -----------   -----------   -----------
Investments, at value                                                           546,608       186,516       242,419       133,386
Investments in affiliates, at value
     (cost $0, $0, $0, $0, $0, $0, $1,404, $0, $0, $0, $0)                           --            --           875            --
Investments in affiliates at value
Repurchase agreements, at cost                                                    3,119            --         7,091        10,384
                                                                            -----------   -----------   -----------   -----------
     Total Investments                                                          549,727       186,516       250,385       143,770
Cash                                                                                  1            --            --^        2,063
Interest, dividends and other receivables                                           374           377            67            29
Receivable for investments sold                                                      --         3,297           283           570
Receivable for Fund shares sold                                                       5             4            --             3
Receivable for variation margin on futures contracts                                 27            --            --            --
Receivable from Advisor and affiliates                                               11            --            --            --
Prepaid expenses and other assets                                                    61            43            48            12
                                                                            -----------   -----------   -----------   -----------
     Total Assets                                                               550,206       190,237       250,783       146,447
                                                                            -----------   -----------   -----------   -----------
LIABILITIES:

Payable to Custodian                                                                 --            --            --            --
Payable for investments purchased                                                    --        13,378            12         1,457
Payable for securities loaned                                                    83,790        11,543            --            --
Payable for Fund shares redeemed                                                     15           148            12             6
Accrued expenses and other payables:
     Payable to Advisor and affiliates                                               50            91           222           141
     Distribution and administrative services fees                                   51            28            21             2
     Other                                                                           46            32            35            47
                                                                            -----------   -----------   -----------   -----------
     Total Liabilities                                                           83,952        25,220           302         1,653
                                                                            -----------   -----------   -----------   -----------
NET ASSETS:

Paid-in Capital                                                                 256,337       206,979       158,733       129,690
Accumulated net investment income/(loss)                                            470            33          (163)         (336)
Accumulated net realized gain/(loss) from investment
     transactions and futures                                                    (8,393)      (58,253)       10,442         4,080
Net unrealized appreciation on investments and futures                          217,840        16,258        81,469        11,360
                                                                            -----------   -----------   -----------   -----------
     Net Assets                                                             $   466,254   $   165,017   $   250,481   $   144,794
                                                                            ===========   ===========   ===========   ===========
Market value of securities loaned                                           $    81,672   $    11,251   $        --   $        --
                                                                            ===========   ===========   ===========   ===========
Net Assets:

     Institutional Shares                                                   $   206,340   $    81,169   $   151,985   $   139,112
     Class A Shares                                                              73,275        67,318        41,880         2,511
     Class B Shares                                                               4,140        11,961         7,514           840
     Class C Shares                                                               2,390         4,360         6,230           594
     Advisor Shares                                                               1,570           209        42,872         1,737
     Select Shares                                                               15,581            NA            NA            NA
     Preferred Shares                                                            82,642            NA            NA            NA
     Trust Shares                                                                80,316            NA            NA            NA
                                                                            -----------   -----------   -----------   -----------
     Total                                                                  $   466,254   $   165,017   $   250,481   $   144,794
                                                                            ===========   ===========   ===========   ===========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

     Institutional Shares                                                         9,192         6,434        13,944         6,960
     Class A Shares                                                               3,275         5,367         3,919           126
     Class B Shares                                                                 186           965           717            43
     Class C Shares                                                                 107           352           594            30
     Advisor Shares                                                                  70            17         4,034            88
     Select Shares                                                                  694            NA            NA            NA
     Preferred Shares                                                             3,683            NA            NA            NA
     Trust Shares                                                                 3,579            NA            NA            NA
                                                                            -----------   -----------   -----------   -----------
     Total                                                                       20,786        13,135        23,208         7,247
                                                                            ===========   ===========   ===========   ===========
Net Asset Value

     Institutional Shares                                                   $     22.45   $     12.62   $     10.90   $     19.99
                                                                            ===========   ===========   ===========   ===========
     Class A Shares-redemption price per share                              $     22.37   $     12.54   $     10.69   $     19.89
                                                                            ===========   ===========   ===========   ===========
     Class B Shares-offering price per share*                               $     22.24   $     12.40   $     10.48   $     19.62
                                                                            ===========   ===========   ===========   ===========
     Class C Shares-offering price per share*                               $     22.25   $     12.38   $     10.48   $     19.59
                                                                            ===========   ===========   ===========   ===========
     Advisor Shares                                                         $     22.35   $     12.51   $     10.63   $     19.81
                                                                            ===========   ===========   ===========   ===========
     Select Shares                                                          $     22.44            NA            NA            NA
                                                                            ===========   ===========   ===========   ===========
     Preferred Shares                                                       $     22.44            NA            NA            NA
                                                                            ===========   ===========   ===========   ===========
     Trust Shares                                                           $     22.44            NA            NA            NA
                                                                            ===========   ===========   ===========   ===========
Maximum sales charge-Class A Shares                                                5.00%         5.00%         5.00%         5.00%
Maximum Offering Price (100%/(100%-Maximum sales charge) of net
     asset value adjusted to the nearest cent) per share (Class A Shares)   $     23.55   $     13.20   $     11.25   $     20.94
                                                                            ===========   ===========   ===========   ===========




                                                                                          DISCIPLINED
                                                                             MULTI CAP     LARGE CAP     LIFEMODEL
                                                                               VALUE         VALUE      AGGRESSIVE
                                                                               FUND          FUND         FUND SM
                                                                            -----------   -----------   -----------
ASSETS:

Investments, at cost                                                        $   308,501   $   558,970   $   105,702
Net unrealized appreciation                                                      94,479       126,623        15,155
                                                                            -----------   -----------   -----------
Investments, at value                                                           402,980       685,593       120,857
Investments in affiliates, at value
     (cost $0, $0, $0, $0, $0, $0, $1,404, $0, $0, $0, $0)                           --            --            --
Investments in affiliates at value
Repurchase agreements, at cost                                                   35,791        33,175            --
                                                                            -----------   -----------   -----------
     Total Investments                                                          438,771       718,768       120,857#
Cash                                                                                153             1            --
Interest, dividends and other receivables                                           210           701             5
Receivable for investments sold                                                     634         1,812            --
Receivable for Fund shares sold                                                     102            75            61
Receivable for variation margin on futures contracts                                 --            --            --
Receivable from Advisor and affiliates                                               --            --             5
Prepaid expenses and other assets                                                    30            58            13
                                                                            -----------   -----------   -----------
     Total Assets                                                               439,900       721,415       120,941
                                                                            -----------   -----------   -----------
LIABILITIES:

Payable to Custodian                                                                 --            --            --
Payable for investments purchased                                                 2,294         4,436            --
Payable for securities loaned                                                    58,971        51,676            --
Payable for Fund shares redeemed                                                     61            94           107
Accrued expenses and other payables:
     Payable to Advisor and affiliates                                              334           470             7
     Distribution and administrative services fees                                   47            11            23
     Other                                                                           35            38            12
                                                                            -----------   -----------   -----------
     Total Liabilities                                                           61,742        56,725           149
                                                                            -----------   -----------   -----------
NET ASSETS:

Paid-in Capital                                                                 281,448       524,372       103,182
Accumulated net investment income/(loss)                                             29           366           (12)
Accumulated net realized gain/(loss) from investment
     transactions and futures                                                     2,202        13,329         2,467
Net unrealized appreciation on investments and futures                           94,479       126,623        15,155
                                                                            -----------   -----------   -----------
     Net Assets                                                             $   378,158   $   664,690   $   120,792
                                                                            ===========   ===========   ===========
Market value of securities loaned                                           $    57,480   $    50,370   $        --
                                                                            ===========   ===========   ===========
Net Assets:

     Institutional Shares                                                   $   274,616   $   634,243   $    61,534
     Class A Shares                                                              35,441        23,331        43,125
     Class B Shares                                                              20,494         5,090        14,113
     Class C Shares                                                               5,214         2,026         2,020
     Advisor Shares                                                              42,393            NA            NA
     Select Shares                                                                   NA            NA            NA
     Preferred Shares                                                                NA            NA            NA
     Trust Shares                                                                    NA            NA            NA
                                                                            -----------   -----------   -----------
     Total                                                                  $   378,158   $   664,690   $   120,792
                                                                            ===========   ===========   ===========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

     Institutional Shares                                                        11,478        45,074         4,629
     Class A Shares                                                               1,497         1,661         3,255
     Class B Shares                                                                 886           359         1,080
     Class C Shares                                                                 226           145           155
     Advisor Shares                                                               1,798            NA            NA
     Select Shares                                                                   NA            NA            NA
     Preferred Shares                                                                NA            NA            NA
     Trust Shares                                                                    NA            NA            NA
                                                                            -----------   -----------   -----------
     Total                                                                       15,885        47,239         9,119
                                                                            ===========   ===========   ===========
Net Asset Value

     Institutional Shares                                                   $     23.93   $     14.07   $     13.29
                                                                            ===========   ===========   ===========
     Class A Shares-redemption price per share                              $     23.68   $     14.04   $     13.25
                                                                            ===========   ===========   ===========
     Class B Shares-offering price per share*                               $     23.13   $     14.16   $     13.07
                                                                            ===========   ===========   ===========
     Class C Shares-offering price per share*                               $     23.11   $     13.94   $     13.07
                                                                            ===========   ===========   ===========
     Advisor Shares                                                         $     23.57            NA            NA
                                                                            ===========   ===========   ===========
     Select Shares                                                                   NA            NA            NA
                                                                            ===========   ===========   ===========
     Preferred Shares                                                                NA            NA            NA
                                                                            ===========   ===========   ===========
     Trust Shares                                                                    NA            NA            NA
                                                                            ===========   ===========   ===========
Maximum sales charge-Class A Shares                                                5.00%         5.00%         5.00%
Maximum Offering Price (100%/(100%-Maximum sales charge) of net
     asset value adjusted to the nearest cent) per share (Class A Shares)   $     24.93   $     14.78   $     13.95
                                                                            ===========   ===========   ===========


_______________________
*     Redemption price per share varies by length of time shares are held.

^     Represents fewer than five hundred dollars.

#     Represents investments in affiliates.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 92 - 93 Spread

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------



                                                                             LIFEMODEL                   LIFEMODEL
                                                                            MODERATELY     LIFEMODEL    MODERATELY     LIFEMODEL
                                                                            AGGRESSIVE     MODERATE     CONSERVATIVE  CONSERVATIVE
                                                                              FUND SM       FUND SM       FUND SM       FUND SM
                                                                            -----------   -----------   -----------   -----------
ASSETS:

Investments, at cost                                                        $   243,173   $   476,987   $   100,500   $    58,581
Net unrealized appreciation/(depreciation)                                       26,730        19,615         7,855         1,550
                                                                            -----------   -----------   -----------   -----------
Investments, at value                                                           269,903       496,602       108,355        60,131
Repurchase agreements, at cost                                                       --            --            --            --
                                                                            -----------   -----------   -----------   -----------
     Total Investments                                                          269,903#      496,602#      108,355#       60,131#
Cash                                                                                 --            --            --            --
Foreign currency, at value
     (cost $0, $0, $0, $0, $0, $0, $0, $169, $0, $0 and $0, respectively)            --            --            --            --
Interest, dividends and other receivables                                             7            16             4             1
Receivable for investments sold                                                      --            --            --            --
Receivable for Fund shares sold                                                     138           435            94            --
Receivable for forward foreign currency contracts                                    --            --            --            --
Reclaims receivable                                                                  --            --            --            --
Receivable from Advisor and affiliates                                               10            17             4             3
Prepaid expenses and other assets                                                    24            29            11            11
                                                                            -----------   -----------   -----------   -----------
     Total Assets                                                               270,082       497,099       108,468        60,146
                                                                            -----------   -----------   -----------   -----------
LIABILITIES:

Distributions payable                                                                --            --            --            --
Payable for investments purchased                                                    --            --            --            --
Payable for securities loaned                                                        --            --            --            --
Payable for Fund shares redeemed                                                    145            98            26            18
Payable for forward foreign currency contracts                                       --            --            --            --
Accrued expenses and other payables:
     Payable to Advisor and affiliates                                               15            28             6             4
     Distribution and administrative services fees                                   70            65            31            22
     Other                                                                           20            35            12             8
                                                                            -----------   -----------   -----------   -----------
     Total Liabilities                                                              250           226            75            52
                                                                            -----------   -----------   -----------   -----------
NET ASSETS:

Paid-in Capital                                                                 238,480       469,891        99,458        58,093
Accumulated net investment income/(loss)                                            100           524           126           102
Accumulated net realized gain/(loss) from investment
     transactions, futures and foreign currency                                   4,522         6,843           954           349
Net unrealized appreciation/(depreciation) on investments,
     futures and foreign currency                                                26,730        19,615         7,855         1,550
                                                                            -----------   -----------   -----------   -----------
     Net Assets                                                             $   269,832   $   496,873   $   108,393   $    60,094
                                                                            ===========   ===========   ===========   ===========
Market value of securities loaned                                           $        --   $        --   $        --   $        --
                                                                            ===========   ===========   ===========   ===========
Net Assets:

     Institutional Shares                                                   $    99,466   $   339,491   $    40,758   $    16,149
     Class A Shares                                                             116,226       107,728        40,958        24,485
     Class B Shares                                                              45,184        41,566        22,838        13,692
     Class C Shares                                                               8,956         8,088         3,839         5,768
     Advisor Shares                                                                  NA            NA            NA            NA
                                                                            -----------   -----------   -----------   -----------
     Total                                                                  $   269,832   $   496,873   $   108,393   $    60,094
                                                                            ===========   ===========   ===========   ===========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

     Institutional Shares                                                         7,580        28,247         3,627         1,499
     Class A Shares                                                               8,871         8,976         3,650         2,276
     Class B Shares                                                               3,463         3,479         2,043         1,276
     Class C Shares                                                                 687           677           343           538
     Advisor Shares                                                                  NA            NA            NA            NA
                                                                            -----------   -----------   -----------   -----------
     Total                                                                       20,601        41,379         9,663         5,589
                                                                            ===========   ===========   ===========   ===========
Net Asset Value

     Institutional Shares                                                   $     13.12   $     12.02   $     11.24   $     10.78
                                                                            ===========   ===========   ===========   ===========
     Class A Shares-redemption price per share                              $     13.10   $     12.00   $     11.22   $     10.76
                                                                            ===========   ===========   ===========   ===========
     Class B Shares-offering price per share*                               $     13.05   $     11.95   $     11.18   $     10.73
                                                                            ===========   ===========   ===========   ===========
     Class C Shares-offering price per share*                               $     13.04   $     11.95   $     11.19   $     10.73
                                                                            ===========   ===========   ===========   ===========
     Advisor Shares                                                                  NA            NA            NA            NA
                                                                            ===========   ===========   ===========   ===========
Maximum sales charge-Class A Shares                                                5.00%         5.00%         5.00%         5.00%
Maximum Offering Price (100%/(100%-Maximum sales charge)
     of net asset value adjusted to the nearest cent) per share
     (Class A Shares)                                                       $     13.79   $     12.63   $     11.81   $     11.33
                                                                            ===========   ===========   ===========   ===========




                                                                             STRATEGIC      SELECT                   INTERNATIONAL
                                                                              INCOME         STOCK      TECHNOLOGY      EQUITY
                                                                               FUND          FUND          FUND          FUND
                                                                            -----------   -----------   -----------   -----------
ASSETS:

Investments, at cost                                                        $   165,574   $    14,163   $    57,803   $   387,106
Net unrealized appreciation/(depreciation)                                        7,937         1,423           990        14,345
                                                                            -----------   -----------   -----------   -----------
Investments, at value                                                           173,511        15,586        58,793       401,451
Repurchase agreements, at cost                                                    3,490           316           548            --
                                                                            -----------   -----------   -----------   -----------
     Total Investments                                                          177,001        15,902        59,341       401,451
Cash                                                                                 --^           --^            1        17,581
Foreign currency, at value
     (cost $0, $0, $0, $0, $0, $0, $0, $169, $0, $0 and $0, respectively)            --            --            --           172
Interest, dividends and other receivables                                           872             3             1           314
Receivable for investments sold                                                      --            --         4,209            43
Receivable for Fund shares sold                                                      25            --^            1             4
Receivable for forward foreign currency contracts                                    --            --            --           810
Reclaims receivable                                                                  --            --            --           137
Receivable from Advisor and affiliates                                               --             1            --             2
Prepaid expenses and other assets                                                    28            35            33            61
                                                                            -----------   -----------   -----------   -----------
     Total Assets                                                               177,926        15,941        63,586       420,575
                                                                            -----------   -----------   -----------   -----------
LIABILITIES:

Distributions payable                                                               604            --            --            --
Payable for investments purchased                                                 1,762            --         4,430            --
Payable for securities loaned                                                        --           346        11,189        23,315
Payable for Fund shares redeemed                                                     44             2             1             8
Payable for forward foreign currency contracts                                       --            --            --         1,342
Accrued expenses and other payables:
     Payable to Advisor and affiliates                                              155            12            43           352
     Distribution and administrative services fees                                   48             2             4            12
     Other                                                                           27             8            12           106
                                                                            -----------   -----------   -----------   -----------
     Total Liabilities                                                            2,640           370        15,679        25,135
                                                                            -----------   -----------   -----------   -----------
NET ASSETS:

Paid-in Capital                                                                 167,455        31,687        97,663       428,697
Accumulated net investment income/(loss)                                             79           (76)         (354)       (2,701)
Accumulated net realized gain/(loss) from investment
     transactions, futures and foreign currency                                    (185)      (17,463)      (50,392)      (44,396)
Net unrealized appreciation/(depreciation) on investments,
     futures and foreign currency                                                 7,937         1,423           990        13,840
                                                                            -----------   -----------   -----------   -----------
     Net Assets                                                             $   175,286   $    15,571   $    47,907   $   395,440
                                                                            ===========   ===========   ===========   ===========
Market value of securities loaned                                           $        --   $       337   $    10,906   $    22,726
                                                                            ===========   ===========   ===========   ===========
Net Assets:

     Institutional Shares                                                   $    97,470   $     6,925   $    37,735   $   356,686
     Class A Shares                                                               2,554         7,740         6,880        23,759
     Class B Shares                                                                 911           344         1,413         1,007
     Class C Shares                                                              35,041           562         1,634           679
     Advisor Shares                                                              39,310            NA           245        13,309
                                                                            -----------   -----------   -----------   -----------
     Total                                                                  $   175,286   $    15,571   $    47,907   $   395,440
                                                                            ===========   ===========   ===========   ===========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

     Institutional Shares                                                         8,462           343         4,103        33,999
     Class A Shares                                                                 222           390           757         2,259
     Class B Shares                                                                  79            18           161            97
     Class C Shares                                                               3,068            30           186            67
     Advisor Shares                                                               3,422            NA            27         1,267
                                                                            -----------   -----------   -----------   -----------
     Total                                                                       15,253           781         5,234        37,689
                                                                            ===========   ===========   ===========   ===========
Net Asset Value

     Institutional Shares                                                   $     11.52   $     20.17   $      9.20   $     10.49
                                                                            ===========   ===========   ===========   ===========
     Class A Shares-redemption price per share                              $     11.49   $     19.84   $      9.09   $     10.52
                                                                            ===========   ===========   ===========   ===========
     Class B Shares-offering price per share*                               $     11.49   $     19.44   $      8.80   $     10.42
                                                                            ===========   ===========   ===========   ===========
     Class C Shares-offering price per share*                               $     11.42   $     18.92   $      8.77   $     10.15
                                                                            ===========   ===========   ===========   ===========
     Advisor Shares                                                         $     11.49            NA   $      9.01   $     10.50
                                                                            ===========   ===========   ===========   ===========
Maximum sales charge-Class A Shares                                                5.00%         5.00%         5.00%         5.00%
Maximum Offering Price (100%/(100%-Maximum sales charge)
     of net asset value adjusted to the nearest cent) per share
     (Class A Shares)                                                       $     12.09   $     20.88   $      9.57   $     11.07
                                                                            ===========   ===========   ===========   ===========




                                                                                         INTERMEDIATE   SHORT TERM
                                                                               BOND          BOND          BOND
                                                                               FUND          FUND          FUND
                                                                            -----------   -----------   -----------
ASSETS:

Investments, at cost                                                        $   335,104   $   778,501   $   702,328
Net unrealized appreciation/(depreciation)                                        6,269         5,154        (4,437)
                                                                            -----------   -----------   -----------
Investments, at value                                                           341,373       783,655       697,891
Repurchase agreements, at cost                                                       --            --            --
                                                                            -----------   -----------   -----------
     Total Investments                                                          341,373       783,655       697,891
Cash                                                                                 --            --            --
Foreign currency, at value
     (cost $0, $0, $0, $0, $0, $0, $0, $169, $0, $0 and $0, respectively)            --            --            --
Interest, dividends and other receivables                                         1,372         6,209         4,057
Receivable for investments sold                                                      --        15,212         4,036
Receivable for Fund shares sold                                                      -- ^          --            --
Receivable for forward foreign currency contracts                                    --            --            --
Reclaims receivable                                                                  --            --            --
Receivable from Advisor and affiliates                                                4             5             2
Prepaid expenses and other assets                                                    46            50            36
                                                                            -----------   -----------   -----------
     Total Assets                                                               342,795       805,131       706,022
                                                                            -----------   -----------   -----------
LIABILITIES:

Distributions payable                                                                --            --            --
Payable for investments purchased                                                64,350        18,867         4,098
Payable for securities loaned                                                     7,914       159,814       186,483
Payable for Fund shares redeemed                                                     32             7            91
Payable for forward foreign currency contracts                                       --            --            --
Accrued expenses and other payables:
     Payable to Advisor and affiliates                                              146           316           236
     Distribution and administrative services fees                                    8             9             6
     Other                                                                           39            75            35
                                                                            -----------   -----------   -----------
     Total Liabilities                                                           72,489       179,088       190,949
                                                                            -----------   -----------   -----------
NET ASSETS:

Paid-in Capital                                                                 264,504       646,708       535,842
Accumulated net investment income/(loss)                                           (691)       (1,858)       (2,545)
Accumulated net realized gain/(loss) from investment
     transactions, futures and foreign currency                                     224       (23,961)      (13,787)
Net unrealized appreciation/(depreciation) on investments,
     futures and foreign currency                                                 6,269         5,154        (4,437)
                                                                            -----------   -----------   -----------
     Net Assets                                                             $   270,306   $   626,043   $   515,073
                                                                            ===========   ===========   ===========
Market value of securities loaned                                           $     7,714   $   155,774   $   181,769
                                                                            ===========   ===========   ===========
Net Assets:

     Institutional Shares                                                   $   246,439   $   587,235   $   490,136
     Class A Shares                                                              18,267        33,728        24,355
     Class B Shares                                                               4,161         3,680            NA
     Class C Shares                                                                 750         1,400           582
     Advisor Shares                                                                 689            NA            NA
                                                                            -----------   -----------   -----------
     Total                                                                  $   270,306   $   626,043   $   515,073
                                                                            ===========   ===========   ===========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

     Institutional Shares                                                        24,196        58,951        51,702
     Class A Shares                                                               1,795         3,378         2,571
     Class B Shares                                                                 409           370            NA
     Class C Shares                                                                  74           141            61
     Advisor Shares                                                                  68            NA            NA
                                                                            -----------   -----------   -----------
     Total                                                                       26,542        62,840        54,334
                                                                            ===========   ===========   ===========
Net Asset Value

     Institutional Shares                                                   $     10.19   $      9.96   $      9.48
                                                                            ===========   ===========   ===========
     Class A Shares-redemption price per share                              $     10.18   $      9.99   $      9.47
                                                                            ===========   ===========   ===========
     Class B Shares-offering price per share*                               $     10.18   $      9.93            NA
                                                                            ===========   ===========   ===========
     Class C Shares-offering price per share*                               $     10.18   $      9.95   $      9.47
                                                                            ===========   ===========   ===========
     Advisor Shares                                                         $     10.18            NA            NA
                                                                            ===========   ===========   ===========
Maximum sales charge-Class A Shares                                                4.75%         3.50%         3.50%
Maximum Offering Price (100%/(100%-Maximum sales charge)
     of net asset value adjusted to the nearest cent) per share
     (Class A Shares)                                                       $     10.69   $     10.35   $      9.81
                                                                            ===========   ===========   ===========


_______________________
*     Redemption price per share varies by length of time shares are held.

^     Represents fewer than five hundred dollars.

#     Represents investments in affiliates.


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 94 - 95 Spread

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------



                                                                  U.S.                      INTERMEDIATE     OHIO        MICHIGAN
                                                               GOVERNMENT     MUNICIPAL      MUNICIPAL     MUNICIPAL     MUNICIPAL
                                                                  BOND          BOND            BOND         BOND          BOND
                                                                  FUND          FUND            FUND         FUND          FUND
                                                                ---------     ---------     ------------   ---------     ---------
ASSETS:

Investments, at cost                                            $  70,742     $  54,014     $    221,337   $ 146,792     $  94,477
Net unrealized appreciation                                           181         4,875           11,399       6,183         1,289
                                                                ---------     ---------     ------------   ---------     ---------
     Total Investments                                             70,923        58,889          232,736     152,975        95,766
Interest, dividends and other receivables                             438           743            2,467       1,687         1,108
Receivable for investments sold                                        --         1,726              104          --         2,016
Receivable for Fund shares sold                                        --             2               --          --            --
Receivable from Advisor and affiliates                                 --             2               --          --             2
Prepaid expenses and other assets                                      30            22               36          24             9
                                                                ---------     ---------     ------------   ---------     ---------
     Total Assets                                                  71,391        61,384          235,343     154,686        98,901
                                                                ---------     ---------     ------------   ---------     ---------
LIABILITIES:

Payable for investments purchased                                   4,240         4,394            3,324          --         1,000
Payable for Fund shares redeemed                                       17            --^              --          13            24
Accrued expenses and other payables:
     Payable to Advisor and affiliates                                 27            29               87          75            41
     Distribution and administrative services fees                      9             2                1          14             3
     Other                                                              7            10               30          17            15
                                                                ---------     ---------     ------------   ---------     ---------
     Total Liabilities                                              4,300         4,435            3,442         119         1,083
                                                                ---------     ---------     ------------   ---------     ---------
NET ASSETS:

Paid-in Capital                                                    66,607        51,241          219,526     147,987        96,533
Accumulated net investment income/(loss)                               75             5           (1,166)         55             5
Accumulated net realized gain/(loss) from
     investment transactions                                          228           828            2,142         342            (9)
Net unrealized appreciation on investments                            181         4,875           11,399       6,183         1,289
                                                                ---------     ---------     ------------   ---------     ---------
     Net Assets                                                 $  67,091     $  56,949     $    231,901   $ 154,567     $  97,818
                                                                =========     =========     ============   =========     =========

Net Assets:

     Institutional Shares                                       $  34,840     $  52,877     $    227,228   $ 116,594     $  89,819
     Class A Shares                                                28,652         1,763            3,319      29,391         5,850
     Class B Shares                                                    NA         1,500            1,138       4,512         1,349
     Class C Shares                                                 3,599           369              216       4,070           800
     Advisor Shares                                                    NA           440               NA          NA            NA
                                                                ---------     ---------     ------------   ---------     ---------
     Total                                                      $  67,091     $  56,949     $    231,901   $ 154,567     $  97,818
                                                                =========     =========     ============   =========     =========
Shares of Beneficial Interest Outstanding (Unlimited
number of shares authorized, no par value):

     Institutional Shares                                           3,426         5,196           21,702      11,227         8,851
     Class A Shares                                                 2,814           173              317       2,829           577
     Class B Shares                                                    NA           148              109         443           133
     Class C Shares                                                   356            36               21         393            79
     Advisor Shares                                                    NA            43               NA          NA            NA
                                                                ---------     ---------     ------------   ---------     ---------
     Total                                                          6,596         5,596           22,149      14,892         9,640
                                                                =========     =========     ============   =========     =========
Net Asset Value

     Institutional Shares                                       $   10.17     $   10.18     $      10.47   $   10.39     $   10.15
                                                                =========     =========     ============   =========     =========
     Class A Shares-redemption price per share                  $   10.18     $   10.22     $      10.47   $   10.39     $   10.14
                                                                =========     =========     ============   =========     =========
     Class B Shares-offering price per share*                          NA     $   10.15     $      10.45   $   10.17     $   10.14
                                                                =========     =========     ============   =========     =========
     Class C Shares-offering price per share*                   $   10.10     $   10.16     $      10.47   $   10.35     $   10.14
                                                                =========     =========     ============   =========     =========
     Advisor Shares                                                    NA     $   10.17               NA          NA            NA
                                                                =========     =========     ============   =========     =========
Maximum sales charge-Class A Shares                                  4.75%         4.75%            3.50%       4.75%         4.75%
Maximum Offering Price (100%/(100%-Maximum
     sales charge) of net asset value adjusted to the
     nearest cent) per share (Class A Shares)                   $   10.69     $   10.73     $      10.85   $   10.91     $   10.65
                                                                =========     =========     ============   =========     =========


__________________
*     Redemption price per share varies by length of time shares are held.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                                                        STATEMENTS OF OPERATIONS
                               FOR SIX MONTHS ENDED JANUARY 31, 2005 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                          SMALL CAP     MID CAP      QUALITY     LARGE CAP      EQUITY
                                                           GROWTH        GROWTH       GROWTH       CORE         INDEX
                                                            FUND          FUND         FUND        FUND          FUND
                                                           --------     --------     --------     --------     --------
INVESTMENT INCOME:

Interest income                                            $    103     $    119     $     83     $     44     $     46
Dividend income                                                 200        1,003        8,459        1,333        6,118
Income from securities lending                                   52           31           27            2           20
                                                           --------     --------     --------     --------     --------
     Total Investment Income                                    355        1,153        8,569        1,379        6,184
                                                           --------     --------     --------     --------     --------

EXPENSES:

Investment advisory fees                                        889        1,626        4,326          394          772
Administrative fees                                             228          361          953           99          471
Distribution services fees-Class A Shares                        32           60          261           32           92
Distribution services fees-Class B Shares                         9           34          102            4           20
Distribution services fees-Class C Shares                         3            7           26            1            8
Distribution services fees-Advisor Shares                         3            2            8           NA            4
Administrative services fees-Class C Shares                       1            2            9           --^           3
Administrative services fees-Select Shares                       NA           NA           NA           NA            6
Administrative services fees-Preferred Shares                    NA           NA           NA           NA          101
Administrative services fees-Trust Shares                        NA           NA           NA           NA          101
Accounting fees                                                  50           63          117           33           96
Registration and filing fees                                      9           16           19            4           15
Transfer and dividend disbursing agent fees                      51           72          196           30           87
Custody fees                                                     17           15           26           13           42
Trustees' fees and expenses                                       3            5           12            1            6
Other expenses                                                   35           45          131           18           73
                                                           --------     --------     --------     --------     --------
     Total expenses                                           1,330        2,308        6,186          629        1,897
                                                           --------     --------     --------     --------     --------
     Less: Waiver and/or reimbursement from

             Advisor and/or affiliates                           --           --           --          (73)      (1,067)
     Transfer and dividend disbursing agent fees waived          (4)          (4)          (4)          (1)          (7)
                                                           --------     --------     --------     --------     --------
     Net Expenses                                             1,326        2,304        6,182          555          823
                                                           --------     --------     --------     --------     --------

     Net Investment Income/(Loss)                              (971)      (1,151)       2,387          824        5,361
                                                           --------     --------     --------     --------     --------

REALIZED AND UNREALIZED GAINS/(LOSSES)
     FROM INVESTMENTS AND FUTURES:

Net realized gains on investment transactions                13,126        6,133       22,901        1,688       53,272+
Net realized gains on futures transactions                      851           --           --          255          568
Change in unrealized appreciation/depreciation
     on investments and futures                              13,106       36,792       13,502        6,792      (17,486)
                                                           --------     --------     --------     --------     --------

Net realized and unrealized gains on investments
     and futures                                             27,083       42,925       36,403        8,735       36,354
                                                           --------     --------     --------     --------     --------
Change in net assets resulting from operations             $ 26,112     $ 41,774     $ 38,790     $  9,559     $ 41,715
                                                           ========     ========     ========     ========     ========


_______________
^     Represents fewer than five hundred dollars.

+ Includes realized gains from in-kind transactions in the amount of $54,187.

                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                                MICRO CAP       SMALL CAP       MULTI CAP
                                                                 BALANCED         VALUE           VALUE           VALUE
                                                                   FUND            FUND            FUND            FUND
                                                               ------------    ------------    ------------    ------------
INVESTMENT INCOME:

Interest income                                                $      1,186    $        101    $        112    $        312
Dividend income                                                       1,590           1,532             358           2,644
Income from securities lending                                            4              --              --              51
                                                               ------------    ------------    ------------    ------------
     Total Investment Income                                          2,780           1,633             470           3,007
                                                               ------------    ------------    ------------    ------------

EXPENSES:

Investment advisory fees                                                714           1,262             589           1,778
Administrative fees                                                     162             227             115             316
Distribution services fees-Class A Shares                                90              53               3              45
Distribution services fees-Class B Shares                                63              36               3              99
Distribution services fees-Class C Shares                                17              22               2              17
Distribution services fees-Advisor Shares                                --^            105               4             104
Administrative services fees-Class C Shares                               6               7               1               6
Accounting fees                                                          47              49              32              58
Registration and filing fees                                             16              18               3               8
Transfer and dividend disbursing agent fees                              52              66              26              71
Custody fees                                                             14              18              12              16
Trustees' fees and expenses                                               2               3               1               4
Other expenses                                                           26              35              16              42
                                                               ------------    ------------    ------------    ------------
     Total expenses                                                   1,209           1,901             807           2,564
                                                               ------------    ------------    ------------    ------------
     Less: Waiver and/or reimbursement from
           Advisor and/or affiliates                                   (117)             --              --              --
     Transfer and dividend disbursing agent fees waived                  (1)             (4)             (1)             (4)
     Distribution services-Class B Shares, Class C Shares
        and Advisor Shares waived                                        --            (101)             --              --
                                                               ------------    ------------    ------------    ------------
     Net Expenses                                                     1,091           1,796             806           2,560
                                                               ------------    ------------    ------------    ------------

     Net Investment Income/(Loss)                                     1,689            (163)           (336)            447
                                                               ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:

Net realized gains/(losses) on investment transactions                1,394          12,229           4,285          13,353
Realized gain distributions from underlying funds                        --              --              --              --
Change in unrealized appreciation/depreciation on investments         7,622          17,980           5,623          25,835
                                                               ------------    ------------    ------------    ------------

Net realized and unrealized gains on investments                      9,016          30,209           9,908          39,188
                                                               ------------    ------------    ------------    ------------
Change in net assets resulting from operations                 $     10,705    $     30,046    $      9,572    $     39,635
                                                               ============    ============    ============    ============




                                                               DISCIPLINED                      LIFEMODEL
                                                                LARGE CAP       LIFEMODEL       MODERATELY      LIFEMODEL
                                                                  VALUE         AGGRESSIVE      AGGRESSIVE       MODERATE
                                                                   FUND          FUND SM         FUND SM         FUND SM
                                                               ------------    ------------    ------------    ------------
INVESTMENT INCOME:

Interest income                                                $        219              --              --              --
Dividend income                                                       7,202    $      1,054#   $      2,625#   $      6,034#
Income from securities lending                                           16              --              --              --
                                                               ------------    ------------    ------------    ------------
     Total Investment Income                                          7,437           1,054           2,625           6,034
                                                               ------------    ------------    ------------    ------------

EXPENSES:

Investment advisory fees                                              2,684              85             188             361
Administrative fees                                                     588             100             219             422
Distribution services fees-Class A Shares                                29              52             135             130
Distribution services fees-Class B Shares                                25              66             216             199
Distribution services fees-Class C Shares                                 7               7              31              28
Distribution services fees-Advisor Shares                                NA              NA              NA              NA
Administrative services fees-Class C Shares                               2               2              10               9
Accounting fees                                                          80              30              41              65
Registration and filing fees                                             16               4               8               3
Transfer and dividend disbursing agent fees                              90              30              54              75
Custody fees                                                             16               7               9              12
Trustees' fees and expenses                                               7               1               3               5
Other expenses                                                           75              15              28              55
                                                               ------------    ------------    ------------    ------------
     Total expenses                                                   3,619             399             942           1,364
                                                               ------------    ------------    ------------    ------------
     Less: Waiver and/or reimbursement from
           Advisor and/or affiliates                                     --            (225)           (447)           (802)
     Transfer and dividend disbursing agent fees waived                  (3)             --^             (2)             (2)
     Distribution services-Class B Shares, Class C Shares
        and Advisor Shares waived                                        --              --              --              --
                                                               ------------    ------------    ------------    ------------
     Net Expenses                                                     3,616             174             493             560
                                                               ------------    ------------    ------------    ------------

     Net Investment Income/(Loss)                                     3,821             880           2,132           5,474
                                                               ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:

Net realized gains/(losses) on investment transactions               19,467            (278)+            (9)+           (10)+
Realized gain distributions from underlying funds                        --           2,976           4,937           7,386
Change in unrealized appreciation/depreciation on investments        26,394           4,972           8,667          11,416
                                                               ------------    ------------    ------------    ------------

Net realized and unrealized gains on investments                     45,861           7,670          13,595          18,792
                                                               ------------    ------------    ------------    ------------
Change in net assets resulting from operations                 $     49,682    $      8,550    $     15,727    $     24,266
                                                               ============    ============    ============    ============



                                                                LIFEMODEL
                                                                MODERATELY       LIFEMODEL      STRATEGIC
                                                               CONSERVATIVE    CONSERVATIVE       INCOME
                                                                 FUND SM         FUND SM           FUND
                                                               ------------    ------------    ------------
INVESTMENT INCOME:

Interest income                                                          --              --    $      1,171
Dividend income                                                $      1,431#   $        941#          4,152
Income from securities lending                                           --              --              --
                                                               ------------    ------------    ------------
     Total Investment Income                                          1,431             941           5,323
                                                               ------------    ------------    ------------

EXPENSES:

Investment advisory fees                                                 80              45             884
Administrative fees                                                      93              52             161
Distribution services fees-Class A Shares                                51              30               2
Distribution services fees-Class B Shares                               113              70               3
Distribution services fees-Class C Shares                                13              24             143
Distribution services fees-Advisor Shares                                NA              NA             101
Administrative services fees-Class C Shares                               4               8              48
Accounting fees                                                          31              30              45
Registration and filing fees                                              4               4               9
Transfer and dividend disbursing agent fees                              27              20              45
Custody fees                                                              7               5              15
Trustees' fees and expenses                                               1               1               2
Other expenses                                                           14               9              26
                                                               ------------    ------------    ------------
     Total expenses                                                     438             298           1,484
                                                               ------------    ------------    ------------
     Less: Waiver and/or reimbursement from
           Advisor and/or affiliates                                   (214)           (142)             --
     Transfer and dividend disbursing agent fees waived                  --^             --^             (1)
     Distribution services-Class B Shares, Class C Shares
        and Advisor Shares waived                                        --              --              --
                                                               ------------    ------------    ------------
     Net Expenses                                                       224             156           1,483
                                                               ------------    ------------    ------------

     Net Investment Income/(Loss)                                     1,207             785           3,840
                                                               ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:

Net realized gains/(losses) on investment transactions                  (91)+           (11)+           309
Realized gain distributions from underlying funds                     1,270             544              --
Change in unrealized appreciation/depreciation on investments         2,323             600           5,254
                                                               ------------    ------------    ------------

Net realized and unrealized gains on investments                      3,502           1,133           5,563
                                                               ------------    ------------    ------------
Change in net assets resulting from operations                 $      4,709    $      1,918    $      9,403
                                                               ============    ============    ============


________________________
#   Represents income from affiliates.

+   Represents realized losses from investment transactions with affiliates.


                        SEE NOTES TO FINANCIAL STATEMENTS

                                 98 - 99 Spread

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2005 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                  SELECT                      INTERNATIONAL
                                                                  STOCK         TECHNOLOGY        EQUITY           BOND
                                                                   FUND            FUND            FUND            FUND
                                                               ------------    ------------    ------------    ------------
INVESTMENT INCOME:

Interest income                                                $          4    $          3    $        137    $      5,572
Dividend income                                                          56              38           3,393              59
Foreign tax withholding                                                  --              --            (274)             --
Income from securities lending                                           --^             16              59               5
                                                               ------------    ------------    ------------    ------------
     Total Investment Income                                             60              57           3,315           5,636
                                                               ------------    ------------    ------------    ------------

EXPENSES:

Investment advisory fees                                                 67             245           1,974             873
Administrative fees                                                      15              48             353             261
Distribution services fees-Class A Shares                                11               9              30              27
Distribution services fees-Class B Shares                                 2               7               4              22
Distribution services fees-Class C Shares                                 2               6               2               3
Distribution services fees-Advisor Shares                                NA               1              32               2
Administrative services fees-Class C Shares                               1               2               1               1
Accounting fees                                                          30              36             147              62
Registration and filing fees                                             15              16              24              16
Transfer and dividend disbursing agent fees                              17              24              67              50
Custody fees                                                              4               9             143              18
Trustees' fees and expenses                                              --^              1               5               4
Other expenses                                                            4               8              61              39
                                                               ------------    ------------    ------------    ------------
     Total expenses                                                     168             412           2,843           1,378
                                                               ------------    ------------    ------------    ------------
     Less: Waiver and/or reimbursement from
           Advisor and/or affiliates                                    (31)             --            (103)           (175)
     Transfer and dividend disbursing agent fees waived                  (1)             (1)             (4)             (4)
     Distribution services-Class A Shares and
      Class B Shares waived                                              --              --              --              --
                                                               ------------    ------------    ------------    ------------
     Net Expenses                                                       136             411           2,736           1,199
                                                               ------------    ------------    ------------    ------------

     Net Investment Income/(Loss)                                       (76)           (354)            579           4,437
                                                               ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
     INVESTMENTS, FUTURES AND FOREIGN CURRENCY:

Net realized gains/(losses) on investment and
     foreign currency transactions                                      325           1,522           7,314           4,138
Net realized gains on futures transactions                               --              --             492              --
Change in unrealized appreciation/depreciation
     on investments, futures and foreign currency                       624           2,878          45,848           1,765
                                                               ------------    ------------    ------------    ------------
Net realized and unrealized gains/(losses) on
     investments, futures and foreign currency                          949           4,400          53,654           5,903
                                                               ------------    ------------    ------------    ------------
Change in net assets resulting from operations                 $        873    $      4,046    $     54,233    $     10,340
                                                               ============    ============    ============    ============




                                                                                                   U.S.
                                                               INTERMEDIATE     SHORT TERM      GOVERNMENT       MUNICIPAL
                                                                   BOND            BOND            BOND            BOND
                                                                   FUND            FUND            FUND            FUND
                                                               ------------    ------------    ------------    ------------
INVESTMENT INCOME:

Interest income                                                $     14,166    $      7,446    $      1,271    $      1,443
Dividend income                                                          75             120              24               7
Foreign tax withholding                                                  --              --              --              --
Income from securities lending                                           72              58              --              --
                                                               ------------    ------------    ------------    ------------
     Total Investment Income                                         14,313           7,624           1,295           1,450
                                                               ------------    ------------    ------------    ------------

EXPENSES:

Investment advisory fees                                              1,855           1,332             205             168
Administrative fees                                                     591             466              65              59
Distribution services fees-Class A Shares                                46              34              38               3
Distribution services fees-Class B Shares                                20              NA              NA               8
Distribution services fees-Class C Shares                                 6               2              15               1
Distribution services fees-Advisor Shares                                NA              NA              NA               1
Administrative services fees-Class C Shares                               2               1               5              --^
Accounting fees                                                          93              72              29              41
Registration and filing fees                                             14               8              12               7
Transfer and dividend disbursing agent fees                              93              70              17              20
Custody fees                                                             20              15               7               6
Trustees' fees and expenses                                               8               6               1               1
Other expenses                                                           89              61               9              10
                                                               ------------    ------------    ------------    ------------
     Total expenses                                                   2,837           2,067             403             325
                                                               ------------    ------------    ------------    ------------
     Less: Waiver and/or reimbursement from
           Advisor and/or affiliates                                   (199)            (67)            (56)            (71)
     Transfer and dividend disbursing agent fees waived                  (3)             (2)             --^             (1)
     Distribution services-Class A Shares
       and Class B Shares waived                                        (15)             --              --              --
                                                               ------------    ------------    ------------    ------------
     Net Expenses                                                     2,620           1,998             347             253
                                                               ------------    ------------    ------------    ------------

     Net Investment Income/(Loss)                                    11,693           5,626             948           1,197
                                                               ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
     INVESTMENTS, FUTURES AND FOREIGN CURRENCY:

Net realized gains/(losses) on investment and
     foreign currency transactions                                    6,075            (254)+           628             804
Net realized gains on futures transactions                               --              --              --              --
Change in unrealized appreciation/depreciation
     on investments, futures and foreign currency                    (1,276)         (1,936)           (196)            253
                                                               ------------    ------------    ------------    ------------
Net realized and unrealized gains/(losses) on
     investments, futures and foreign currency                        4,799          (2,190)            432           1,057
                                                               ------------    ------------    ------------    ------------
Change in net assets resulting from operations                 $     16,492    $      3,436    $      1,380    $      2,254
                                                               ============    ============    ============    ============





                                                               INTERMEDIATE        OHIO          MICHIGAN
                                                                MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                   BOND            BOND            BOND
                                                                   FUND            FUND            FUND
                                                               ------------    ------------    ------------
INVESTMENT INCOME:

Interest income                                                $      5,125    $      3,273    $      1,786
Dividend income                                                          18              16               6
Foreign tax withholding                                                  --              --              --
Income from securities lending                                           --              --              --
                                                               ------------    ------------    ------------
     Total Investment Income                                          5,143           3,289           1,792
                                                               ------------    ------------    ------------

EXPENSES:

Investment advisory fees                                                686             443             244
Administrative fees                                                     219             141              95
Distribution services fees-Class A Shares                                 5              35               8
Distribution services fees-Class B Shares                                 6              24               7
Distribution services fees-Class C Shares                                 1              16               4
Distribution services fees-Advisor Shares                                NA              NA              NA
Administrative services fees-Class C Shares                              --^              5               1
Accounting fees                                                          53              37              39
Registration and filing fees                                             13              10               4
Transfer and dividend disbursing agent fees                              39              29              23
Custody fees                                                             12               9               8
Trustees' fees and expenses                                               3               2               1
Other expenses                                                           34              22              16
                                                               ------------    ------------    ------------
     Total expenses                                                   1,071             773             450
                                                               ------------    ------------    ------------
     Less: Waiver and/or reimbursement from
           Advisor and/or affiliates                                   (206)            (64)            (57)
     Transfer and dividend disbursing agent fees waived                  (1)             (1)             (1)
     Distribution services-Class A Shares and
       Class B Shares waived                                             (5)             --              (3)
                                                               ------------    ------------    ------------
     Net Expenses                                                       859             708             389
                                                               ------------    ------------    ------------

     Net Investment Income/(Loss)                                     4,284           2,581           1,403
                                                               ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
     INVESTMENTS, FUTURES AND FOREIGN CURRENCY:

Net realized gains/(losses) on investment and
     foreign currency transactions                                    1,636             402             132
Net realized gains on futures transactions                               --              --              --
Change in unrealized appreciation/depreciation
     on investments, futures and foreign currency                       199             734            (181)
                                                               ------------    ------------    ------------
Net realized and unrealized gains/(losses) on
     investments, futures and foreign currency                        1,835           1,136             (49)
                                                               ------------    ------------    ------------
Change in net assets resulting from operations                 $      6,119    $      3,717    $      1,354
                                                               ============    ============    ============


___________________
^   Represents fewer than five hundred dollars.

+   Includes realized losses from in-kind transactions in the amount of $39.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                100 - 101 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                                    SMALL CAP                    MID CAP
                                                                                   GROWTH FUND                 GROWTH FUND
                                                                            -------------------------   -------------------------
                                                                            SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                                                               ENDED         ENDED         ENDED        ENDED
                                                                            JANUARY 31,    JULY 31,     JANUARY 31,   JULY 31,
                                                                             2005 (a)        2004        2005 (a)       2004
                                                                            -----------   -----------   -----------   -----------
CHANGE IN NET ASSETS:
OPERATIONS:

   Net investment income/(loss)                                             $      (971)  $    (2,563)  $    (1,151)  $    (3,032)
   Net realized gains/(losses) on investment
     transactions                                                                13,126       122,151         6,133        18,823
   Net realized gains on futures transactions                                       851         1,907            --            --
   Net change in unrealized appreciation/depreciation
     on investments and futures                                                  13,106       (79,194)       36,792        14,211
                                                                            -----------   -----------   -----------   -----------
Change in net assets resulting from operations                                   26,112        42,301        41,774        30,002
                                                                            -----------   -----------   -----------   -----------
Distributions from net investment income:

   Institutional Shares                                                              --            --            --            --
   Class A Shares                                                                    --            --            --            --
   Class B Shares                                                                    --            --            --            --
   Class C Shares                                                                    --            --            --            --
   Advisor Shares                                                                    --            --            --            --
   Select Shares                                                                     NA            NA            NA            NA
   Preferred Shares                                                                  NA            NA            NA            NA
   Trust Shares                                                                      NA            NA            NA            NA

Distributions from net realized gains:

   Institutional Shares                                                         (39,664)      (35,732)           --            --
   Class A Shares                                                                (4,468)       (2,457)           --            --
   Class B Shares                                                                  (331)         (173)           --            --
   Class C Shares                                                                  (150)          (86)           --            --
   Advisor Shares                                                                  (213)          (85)           --            --
                                                                            -----------   -----------   -----------   -----------
   Change in net assets from
     shareholder distributions                                                  (44,826)      (38,533)           --            --
                                                                            -----------   -----------   -----------   -----------
   Change in net assets from
     Fund share transactions                                                     10,032      (161,358)      (20,226)      (13,609)
                                                                            -----------   -----------   -----------   -----------
   Change in net assets                                                          (8,682)     (157,590)       21,548        16,393

NET ASSETS:

   Beginning of period                                                          253,127       410,717       394,793       378,400
                                                                            -----------   -----------   -----------   -----------
   End of period                                                            $   244,445   $   253,127   $   416,341   $   394,793
                                                                            ===========   ===========   ===========   ===========
Accumulated Net Investment Income/(Loss)                                    $      (985)  $       (14)  $    (1,151)  $        --
                                                                            ===========   ===========   ===========   ===========




                                                                               QUALITY GROWTH FUND         LARGE CAP CORE FUND
                                                                            -------------------------   -------------------------
                                                                            SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                                               ENDED         ENDED         ENDED         ENDED
                                                                            JANUARY 31,    JULY 31,     JANUARY 31,    JULY 31,
                                                                             2005 (A)        2004        2005 (A)        2004
                                                                            -----------   -----------   -----------   -----------
CHANGE IN NET ASSETS:
OPERATIONS:

   Net investment income/(loss)                                             $     2,387   $    (3,706)  $       824   $     1,170
   Net realized gains/(losses) on investment
     transactions                                                                22,901        (1,831)        1,688        13,266
   Net realized gains on futures transactions                                        --            --           255           629
   Net change in unrealized appreciation/depreciation
     on investments and futures                                                  13,502        28,290         6,792         4,314
                                                                            -----------   -----------   -----------   -----------
Change in net assets resulting from operations                                   38,790        22,753         9,559        19,379
                                                                            -----------   -----------   -----------   -----------
Distributions from net investment income:

   Institutional Shares                                                              --            --          (677)       (1,093)
   Class A Shares                                                                    --            --          (176)         (175)
   Class B Shares                                                                    --            --            (3)           --^
   Class C Shares                                                                    --            --            --^           --^
   Advisor Shares                                                                    --            --            NA            NA
   Select Shares                                                                     NA            NA            NA            NA
   Preferred Shares                                                                  NA            NA            NA            NA
   Trust Shares                                                                      NA            NA            NA            NA

Distributions from net realized gains:

   Institutional Shares                                                              --            --        (2,094)           --
   Class A Shares                                                                    --            --          (656)           --
   Class B Shares                                                                    --            --           (21)           --
   Class C Shares                                                                    --            --            (4)           --
   Advisor Shares                                                                    --            --            NA            NA
                                                                            -----------   -----------   -----------   -----------
   Change in net assets from
     shareholder distributions                                                       --            --        (3,631)       (1,268)
                                                                            -----------   -----------   -----------   -----------
   Change in net assets from
     Fund share transactions                                                   (207,203)       74,523       (19,748)     (104,527)
                                                                            -----------   -----------   -----------   -----------
   Change in net assets                                                        (168,413)       97,276       (13,820)      (86,416)

NET ASSETS:

   Beginning of period                                                        1,134,770     1,037,494       116,736       203,152
                                                                            -----------   -----------   -----------   -----------
   End of period                                                            $   966,357   $ 1,134,770   $   102,916   $   116,736
                                                                            ===========   ===========   ===========   ===========
Accumulated Net Investment Income/(Loss)                                    $     2,387   $        --   $         7   $        39
                                                                            ===========   ===========   ===========   ===========




                                                                                EQUITY INDEX FUND             BALANCED FUND
                                                                            -------------------------   -------------------------
                                                                            SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                                               ENDED         ENDED         ENDED         ENDED
                                                                            JANUARY 31,    JULY 31,     JANUARY 31,    JULY 31,
                                                                             2005 (A)      2004 (B)      2005 (A)        2004
                                                                            -----------   -----------   -----------   -----------
CHANGE IN NET ASSETS:
OPERATIONS:

   Net investment income/(loss)                                             $     5,361   $     7,891   $     1,689   $     2,167
   Net realized gains/(losses) on investment
     transactions                                                                53,272        27,907         1,394        15,483
   Net realized gains on futures transactions                                       568         1,865            --            --
   Net change in unrealized appreciation/depreciation
     on investments and futures                                                 (17,486)       35,942         7,622           708
                                                                            -----------   -----------   -----------   -----------
Change in net assets resulting from operations                                   41,715        73,605        10,705        18,358
                                                                            -----------   -----------   -----------   -----------

Distributions from net investment income:

   Institutional Shares                                                          (2,327)       (4,473)       (1,024)       (1,777)
   Class A Shares                                                                  (765)         (898)         (725)         (801)
   Class B Shares                                                                   (28)          (21)          (80)          (36)
   Class C Shares                                                                   (15)          (11)          (29)          (14)
   Advisor Shares                                                                   (14)           (9)           (2)           (1)
   Select Shares                                                                   (174)          (93)           NA            NA
   Preferred Shares                                                              (1,160)       (1,664)           NA            NA
   Trust Shares                                                                    (824)         (962)           NA            NA

Distributions from net realized gains:

   Institutional Shares                                                              --            --            --            --
   Class A Shares                                                                    --            --            --            --
   Class B Shares                                                                    --            --            --            --
   Class C Shares                                                                    --            --            --            --
   Advisor Shares                                                                    --            --            --            --
                                                                            -----------   -----------   -----------   -----------
   Change in net assets from
     shareholder distributions                                                   (5,307)       (8,131)       (1,860)       (2,629)
                                                                            -----------   -----------   -----------   -----------
   Change in net assets from
     Fund share transactions                                                   (104,813)     (152,194)      (34,365)      (95,354)
                                                                            -----------   -----------   -----------   -----------
   Change in net assets                                                         (68,405)      (86,720)      (25,520)      (79,625)

NET ASSETS:

   Beginning of period                                                          534,659       621,379       190,537       270,162
                                                                            -----------   -----------   -----------   -----------
   End of period                                                            $   466,254   $   534,659   $   165,017   $   190,537
                                                                            ===========   ===========   ===========   ===========
Accumulated Net Investment Income/(Loss)                                    $       470   $       416   $        33   $       204
                                                                            ===========   ===========   ===========   ===========




                                                                                  BALANCED FUND           MICRO CAP VALUE FUND
                                                                            -------------------------   -------------------------
                                                                            SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                                               ENDED         ENDED         ENDED         ENDED
                                                                            JANUARY 31,    JULY 31,     JANUARY 31,    JULY 31,
                                                                             2005 (A)        2004        2005 (A)        2004
                                                                            -----------   -----------   -----------   -----------
CHANGE IN NET ASSETS:
OPERATIONS:

   Net investment income/(loss)                                             $     1,689   $     2,167   $      (163)  $      (890)
   Net realized gains/(losses) on investment
     transactions                                                                 1,394        15,483        12,229        26,765
   Net realized gains on futures transactions                                        --            --            --            --
   Net change in unrealized appreciation/depreciation
     on investments and futures                                                   7,622           708        17,980        32,423
                                                                            -----------   -----------   -----------   -----------
Change in net assets resulting from operations                                   10,705        18,358        30,046        58,298
                                                                            -----------   -----------   -----------   -----------

Distributions from net investment income:

   Institutional Shares                                                          (1,024)       (1,777)           --            --
   Class A Shares                                                                  (725)         (801)           --            --
   Class B Shares                                                                   (80)          (36)           --            --
   Class C Shares                                                                   (29)          (14)           --            --
   Advisor Shares                                                                    (2)           (1)           --            --
   Select Shares                                                                     NA            NA            NA            NA
   Preferred Shares                                                                  NA            NA            NA            NA
   Trust Shares                                                                      NA            NA            NA            NA

Distributions from net realized gains:

   Institutional Shares                                                              --            --        (9,983)       (7,422)
   Class A Shares                                                                    --            --        (2,822)       (2,062)
   Class B Shares                                                                    --            --          (486)         (343)
   Class C Shares                                                                    --            --          (404)         (188)
   Advisor Shares                                                                    --            --        (2,794)       (2,136)
                                                                            -----------   -----------   -----------   -----------
   Change in net assets from
     shareholder distributions                                                   (1,860)       (2,629)      (16,489)      (12,151)
                                                                            -----------   -----------   -----------   -----------
   Change in net assets from
     Fund share transactions                                                    (34,365)      (95,354)      (14,351)       55,393
                                                                            -----------   -----------   -----------   -----------
   Change in net assets                                                         (25,520)      (79,625)         (794)      101,540

NET ASSETS:

   Beginning of period                                                          190,537       270,162       251,275       149,735
                                                                            -----------   -----------   -----------   -----------
   End of period                                                            $   165,017   $   190,537   $   250,481   $   251,275
                                                                            ===========   ===========   ===========   ===========
Accumulated Net Investment Income/(Loss)                                    $        33   $       204   $      (163)  $        --
                                                                            ===========   ===========   ===========   ===========


______________________
(a)   Unaudited.

(b) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select, Preferred and Trust Shares.

^     Represents fewer than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                102 - 103 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                        SMALL CAP                       MULTI CAP
                                                                        VALUE FUND                      VALUE FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED            ENDED          ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004          2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:

     Net investment income/(loss)                              $       (336)   $       (214)   $        447    $        408
     Net realized gains/(losses) on
        investment transactions                                       4,285          15,827          13,353          16,925
     Realized gain distributions from
        underlying funds                                                 --              --              --              --
     Net change in unrealized appreciation/
        depreciation on investments                                   5,623          (1,332)         25,835          31,860
                                                               ------------    ------------    ------------    ------------
Change in net assets resulting from operations                        9,572          14,281          39,635          49,193
                                                               ------------    ------------    ------------    ------------
Distributions from net investment income:

     Institutional Shares                                                --             (67)           (400)           (490)
     Class A Shares                                                      --              --^            (18)            (19)
     Class B Shares                                                      --              --              --              --
     Class C Shares                                                      --              --              --              --
     Advisor Shares                                                      --              --              --              --

Distributions from net realized gains:

     Institutional Shares                                           (10,543)         (3,928)        (15,051)           (644)
     Class A Shares                                                    (219)            (30)         (2,088)            (87)
     Class B Shares                                                     (60)             (8)         (1,156)            (52)
     Class C Shares                                                     (46)            (17)           (289)             (9)
     Advisor Shares                                                    (140)            (21)         (2,387)           (135)
                                                               ------------    ------------    ------------    ------------
     Change in net assets from
        shareholder distributions                                   (11,008)         (4,071)        (21,389)         (1,436)
                                                               ------------    ------------    ------------    ------------
     Change in net assets from
        Fund share transactions                                      33,939          28,748          28,926          27,907
                                                               ------------    ------------    ------------    ------------
     Change in net assets                                            32,503          38,958          47,172          75,664
NET ASSETS:

     Beginning of period                                            112,291          73,333         330,986         255,322
                                                               ------------    ------------    ------------    ------------
     End of period                                             $    144,794    $    112,291    $    378,158    $    330,986
                                                               ============    ============    ============    ============
Accumulated Net Investment Income/(Loss)                       $       (336)   $         --    $         29    $         --
                                                               ============    ============    ============    ============




                                                                  DISCIPLINED LARGE CAP                 LIFEMODEL
                                                                        VALUE FUND                  AGGRESSIVE FUND SM
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004          2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:

     Net investment income/(loss)                              $      3,821    $      6,352    $        880    $        659
     Net realized gains/(losses) on
        investment transactions                                      19,467          19,590            (278)+           642+
     Realized gain distributions from
        underlying funds                                                 --              --           2,976             773
     Net change in unrealized appreciation/
        depreciation on investments                                  26,394          53,831           4,972           3,010
                                                               ------------    ------------    ------------    ------------
Change in net assets resulting from operations                       49,682          79,773           8,550           5,084
                                                               ------------    ------------    ------------    ------------
Distributions from net investment income:

     Institutional Shares                                            (3,824)         (6,088)           (500)           (386)
     Class A Shares                                                    (114)           (202)           (311)           (223)
     Class B Shares                                                      (6)            (13)            (72)            (55)
     Class C Shares                                                      (3)             (6)             (9)            (10)
     Advisor Shares                                                      NA              NA              NA              NA

Distributions from net realized gains:

     Institutional Shares                                           (16,850)        (12,613)           (346)           (499)
     Class A Shares                                                    (655)           (566)           (248)           (309)
     Class B Shares                                                    (134)           (120)            (81)            (96)
     Class C Shares                                                     (57)            (40)            (11)            (19)
     Advisor Shares                                                      NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Change in net assets from
        shareholder distributions                                   (21,643)        (19,648)         (1,578)         (1,597)
                                                               ------------    ------------    ------------    ------------
     Change in net assets from
        Fund share transactions                                     (23,846)        246,013           9,464          54,239
                                                               ------------    ------------    ------------    ------------
     Change in net assets                                             4,193         306,138          16,436          57,726
NET ASSETS:

     Beginning of period                                            660,497         354,359         104,356          46,630
                                                               ------------    ------------    ------------    ------------
     End of period                                             $    664,690    $    660,497    $    120,792    $    104,356
                                                               ============    ============    ============    ============
Accumulated Net Investment Income/(Loss)                       $        366    $        492    $        (12)   $         --
                                                               ============    ============    ============    ============




                                                                   LIFEMODEL MODERATELY                 LIFEMODEL
                                                                    AGGRESSIVE FUND SM               MODERATE FUND SM
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004          2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:

     Net investment income/(loss)                              $      2,132    $      2,189    $      5,474    $      4,402
     Net realized gains/(losses) on
        investment transactions                                          (9)+         1,450+            (10)+         1,610+
     Realized gain distributions from
        underlying funds                                              4,937           1,350           7,386           1,019
     Net change in unrealized appreciation/
        depreciation on investments                                   8,667           5,940          11,416          (1,694)
                                                               ------------    ------------    ------------    ------------
Change in net assets resulting from operations                       15,727          10,929          24,266           5,337
                                                               ------------    ------------    ------------    ------------
Distributions from net investment income:

     Institutional Shares                                              (914)         (1,006)         (3,972)         (2,668)
     Class A Shares                                                    (945)           (951)         (1,125)         (1,065)
     Class B Shares                                                    (214)           (169)           (288)           (250)
     Class C Shares                                                     (41)            (30)            (52)            (44)
     Advisor Shares                                                      NA              NA              NA              NA

Distributions from net realized gains:

     Institutional Shares                                              (537)           (663)           (768)           (643)
     Class A Shares                                                    (650)           (707)           (240)           (561)
     Class B Shares                                                    (257)           (250)            (93)           (246)
     Class C Shares                                                     (50)            (39)            (17)            (40)
     Advisor Shares                                                      NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Change in net assets from
        shareholder distributions                                    (3,608)         (3,815)         (6,555)         (5,517)
                                                               ------------    ------------    ------------    ------------
     Change in net assets from
        Fund share transactions                                      33,028         107,096          21,594         341,253
                                                               ------------    ------------    ------------    ------------
     Change in net assets                                            45,147         114,210          39,305         341,073
NET ASSETS:

     Beginning of period                                            224,685         110,475         457,568         116,495
                                                               ------------    ------------    ------------    ------------
     End of period                                             $    269,832    $    224,685    $    496,873    $    457,568
                                                               ============    ============    ============    ============
Accumulated Net Investment Income/(Loss)                       $        100    $         82    $        524    $        487
                                                               ============    ============    ============    ============




                                                                   LIFEMODEL MODERATELY
                                                                   CONSERVATIVE FUND SM

                                                               ----------------------------
                                                                SIX MONTHS         YEAR
                                                                  ENDED            ENDED
                                                               JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004
                                                               ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:

     Net investment income/(loss)                              $      1,207    $      1,854
     Net realized gains/(losses) on
        investment transactions                                         (91)+         1,320+
     Realized gain distributions from
        underlying funds                                              1,270             466
     Net change in unrealized appreciation/
        depreciation on investments                                   2,323           1,210
                                                               ------------    ------------
Change in net assets resulting from operations                        4,709           4,850
                                                               ------------    ------------
Distributions from net investment income:

     Institutional Shares                                              (519)           (867)
     Class A Shares                                                    (474)           (691)
     Class B Shares                                                    (187)           (217)
     Class C Shares                                                     (29)            (33)
     Advisor Shares                                                      NA              NA

Distributions from net realized gains:

     Institutional Shares                                              (301)           (677)
     Class A Shares                                                    (307)           (563)
     Class B Shares                                                    (173)           (264)
     Class C Shares                                                     (27)            (30)
     Advisor Shares                                                      NA              NA
                                                               ------------    ------------
     Change in net assets from
        shareholder distributions                                    (2,017)         (3,342)
                                                               ------------    ------------
     Change in net assets from
        Fund share transactions                                       2,055          32,177
                                                               ------------    ------------
     Change in net assets                                             4,747          33,685
NET ASSETS:

     Beginning of period                                            103,646          69,961
                                                               ------------    ------------
     End of period                                             $    108,393    $    103,646
                                                               ============    ============
Accumulated Net Investment Income/(Loss)                       $        126    $        128
                                                               ============    ============


_________________
(a)  Unaudited.

^    Represents fewer than five hundred dollars.

+ Represents realized gains/(losses) from investment transactions with affiliates.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                104 - 105 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                        LIFEMODEL                       STRATEGIC
                                                                   CONSERVATIVE FUND SM                INCOME FUND
                                                               ----------------------------    ----------------------------
                                                               SIX MONTHS          YEAR         SIX MONTHS         YEAR
                                                                  ENDED            ENDED          ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                2005 (A)           2004          2005 (A)        2004 (B)
                                                               ------------    ------------    ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:

     Net investment income/(loss)                              $        785    $      1,131    $      3,840    $      7,261
     Net realized gains/(losses) on investment
        and foreign currency transactions                               (11)+           861+            309           1,407
     Net realized gains on futures transactions                          --              --              --              --
     Realized gain distributions from underlying funds                  544             172              --              --
     Net change in unrealized appreciation/depreciation
        on investments, futures and foreign currency                    600            (336)          5,254             878
                                                               ------------    ------------    ------------    ------------
Change in net assets resulting from operations                        1,918           1,828           9,403           9,546
                                                               ------------    ------------    ------------    ------------
Distributions from net investment income:

     Institutional Shares                                              (238)           (372)         (2,101)         (4,080)
     Class A Shares                                                    (333)           (430)            (38)             (9)
     Class B Shares                                                    (142)           (205)            (12)             (3)
     Class C Shares                                                     (63)            (89)           (653)         (1,584)
     Advisor Shares                                                      NA              NA            (788)         (1,704)

Distributions from net realized gains:

     Institutional Shares                                              (132)           (187)            (67)             --
     Class A Shares                                                    (197)           (241)             (2)             --
     Class B Shares                                                    (118)           (163)             (1)             --
     Class C Shares                                                     (52)            (61)            (26)             --
     Advisor Shares                                                      NA              NA             (28)             --
                                                               ------------    ------------    ------------    ------------
     Change in net assets from
        shareholder distributions                                    (1,275)         (1,748)         (3,716)         (7,380)
                                                               ------------    ------------    ------------    ------------
     Change in net assets from
        Fund share transactions                                       4,702          18,270          (2,019)         27,648
                                                               ------------    ------------    ------------    ------------
     Change in net assets                                             5,345          18,350           3,668          29,814
NET ASSETS:

     Beginning of period                                             54,749          36,399         171,618         141,804
                                                               ------------    ------------    ------------    ------------
     End of period                                             $     60,094    $     54,749    $    175,286    $    171,618
                                                               ============    ============    ============    ============
Accumulated Net Investment Income/(Loss)                       $        102    $         93    $         79    $       (169)
                                                               ============    ============    ============    ============




                                                                          SELECT
                                                                        STOCK FUND                   TECHNOLOGY FUND
                                                               ----------------------------    ----------------------------
                                                               SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,      JULY 31,       JANUARY 31,      JULY 31,
                                                                2005 (A)          2004          2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:

     Net investment income/(loss)                              $        (76)   $       (191)   $       (354)   $       (632)
     Net realized gains/(losses) on investment
        and foreign currency transactions                               325           1,542           1,522           7,023
     Net realized gains on futures transactions                          --              --              --              --
     Realized gain distributions from underlying funds                   --              --              --              --
     Net change in unrealized appreciation/depreciation
        on investments, futures and foreign currency                    624             (34)          2,878         (11,739)
                                                               ------------    ------------    ------------    ------------
Change in net assets resulting from operations                          873           1,317           4,046          (5,348)
                                                               ------------    ------------    ------------    ------------
Distributions from net investment income:

     Institutional Shares                                                --              --              --              --
     Class A Shares                                                      --              --              --              --
     Class B Shares                                                      --              --              --              --
     Class C Shares                                                      --              --              --              --
     Advisor Shares                                                      NA              NA              --              --

Distributions from net realized gains:

     Institutional Shares                                                --              --              --              --
     Class A Shares                                                      --              --              --              --
     Class B Shares                                                      --              --              --              --
     Class C Shares                                                      --              --              --              --
     Advisor Shares                                                      NA              NA              --              --
                                                               ------------    ------------    ------------    ------------
     Change in net assets from
        shareholder distributions                                        --              --              --              --
                                                               ------------    ------------    ------------    ------------
     Change in net assets from
        Fund share transactions                                      (2,880)         (7,739)         (4,257)         16,375
                                                               ------------    ------------    ------------    ------------
     Change in net assets                                            (2,007)         (6,422)           (211)         11,027
NET ASSETS:

     Beginning of period                                             17,578          24,000          48,118          37,091
                                                               ------------    ------------    ------------    ------------
     End of period                                             $     15,571    $     17,578    $     47,907    $     48,118
                                                               ============    ============    ============    ============
Accumulated Net Investment Income/(Loss)                       $        (76)   $         --    $       (354)   $         --
                                                               ============    ============    ============    ============




                                                                      INTERNATIONAL
                                                                       EQUITY FUND                      BOND FUND
                                                               ----------------------------    ----------------------------
                                                               SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,      JULY 31,       JANUARY 31,      JULY 31,
                                                                2005 (A)         2004 (C)       2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:

     Net investment income/(loss)                              $        579    $      1,994    $      4,437    $      8,735
     Net realized gains/(losses) on investment
        and foreign currency transactions                             7,314          36,267           4,138           1,860
     Net realized gains on futures transactions                         492           2,518              --              --
     Realized gain distributions from underlying funds                   --              --              --              --
     Net change in unrealized appreciation/depreciation
        on investments, futures and foreign currency                 45,848          16,818           1,765           1,720
                                                               ------------    ------------    ------------    ------------
Change in net assets resulting from operations                       54,233          57,597          10,340          12,315
                                                               ------------    ------------    ------------    ------------
Distributions from net investment income:
     Institutional Shares                                            (6,672)         (3,876)         (4,735)        (10,360)
     Class A Shares                                                    (407)           (168)           (363)           (791)
     Class B Shares                                                     (10)             (2)            (58)           (158)
     Class C Shares                                                      (7)             (1)            (10)            (24)
     Advisor Shares                                                    (186)            (39)            (11)            (21)

Distributions from net realized gains:

     Institutional Shares                                                --              --            (317)             --
     Class A Shares                                                      --              --             (26)             --
     Class B Shares                                                      --              --              (5)             --
     Class C Shares                                                      --              --              (1)             --
     Advisor Shares                                                      --              --              (1)             --
                                                               ------------    ------------    ------------    ------------
     Change in net assets from
        shareholder distributions                                    (7,282)         (4,086)         (5,527)        (11,354)
                                                               ------------    ------------    ------------    ------------
     Change in net assets from
        Fund share transactions                                     (13,070)        142,755         (40,707)        (28,184)
                                                               ------------    ------------    ------------    ------------
     Change in net assets                                            33,881         196,266         (35,894)        (27,223)
NET ASSETS:

     Beginning of period                                            361,559         165,293         306,200         333,423
                                                               ------------    ------------    ------------    ------------
     End of period                                             $    395,440    $    361,559    $    270,306    $    306,200
                                                               ============    ============    ============    ============
Accumulated Net Investment Income/(Loss)                       $     (2,701)   $      4,002    $       (691)   $         49
                                                               ============    ============    ============    ============



                                                                       INTERMEDIATE
                                                                        BOND FUND
                                                               ----------------------------
                                                               SIX MONTHS         YEAR
                                                                  ENDED           ENDED
                                                               JANUARY 31,      JULY 31,
                                                                2005 (A)          2004
                                                               ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:

     Net investment income/(loss)                              $     11,693    $     24,279
     Net realized gains/(losses) on investment
        and foreign currency transactions                             6,075          (5,790)
     Net realized gains on futures transactions                          --              --
     Realized gain distributions from underlying funds                   --              --
     Net change in unrealized appreciation/depreciation
        on investments, futures and foreign currency                 (1,276)          2,154
                                                               ------------    ------------
Change in net assets resulting from operations                       16,492          20,643
                                                               ------------    ------------
Distributions from net investment income:

     Institutional Shares                                           (12,943)        (27,582)
     Class A Shares                                                    (703)         (1,395)
     Class B Shares                                                     (75)           (145)
     Class C Shares                                                     (24)            (54)
     Advisor Shares                                                      NA              NA

Distributions from net realized gains:

     Institutional Shares                                                --              --
     Class A Shares                                                      --              --
     Class B Shares                                                      --              --
     Class C Shares                                                      --              --
     Advisor Shares                                                      NA              NA
                                                               ------------    ------------
     Change in net assets from
        shareholder distributions                                   (13,745)        (29,176)
                                                               ------------    ------------
     Change in net assets from
        Fund share transactions                                     (96,150)        (88,911)
                                                               ------------    ------------
     Change in net assets                                           (93,403)        (97,444)
NET ASSETS:

     Beginning of period                                            719,446         816,890
                                                               ------------    ------------
     End of period                                             $    626,043    $    719,446
                                                               ============    ============
Accumulated Net Investment Income/(Loss)                       $     (1,858)   $        194
                                                               ============    ============


___________________
(a)  Unaudited.

(b) Reflects operations for the period from April 1, 2004 (date of commencement of operations) to July 31, 2004 for Class A and Class B Shares.

(c) Reflects operations for the period from November 10, 2003 (date of commencement of operations) to July 31, 2004 for Advisor Shares.

+ Represents realized gains/(losses) from investment transactions with affiliates.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                106 - 107 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                                                     U.S. GOVERNMENT
                                                                   SHORT TERM BOND FUND                 BOND FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)        2004 (B)        2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:
     Net investment income                                     $      5,626    $      9,740    $        948    $      1,809
     Net realized gains/(losses) on investment transactions            (254)            535             628            (181)
     Net change in unrealized appreciation/depreciation
      on investments                                                 (1,936)         (3,782)           (196)            516
                                                               ------------    ------------    ------------    ------------
Change in net assets resulting from operations                        3,436           6,493           1,380           2,144
                                                               ------------    ------------    ------------    ------------

Distributions from net investment income:
     Institutional Shares                                            (7,852)        (14,724)           (524)         (1,106)
     Class A Shares                                                    (385)           (898)           (363)           (726)
     Class B Shares                                                      NA              NA              NA              NA
     Class C Shares                                                      (6)             (7)            (33)           (102)
     Advisor Shares                                                      NA              NA              NA              NA

Distributions from net realized gains:
     Institutional Shares                                                --              --              --            (704)
     Class A Shares                                                      --              --              --            (550)
     Class B Shares                                                      NA              NA              NA              NA
     Class C Shares                                                      --              --              --            (122)
     Advisor Shares                                                      NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Change in net assets from shareholder distributions             (8,243)        (15,629)           (920)         (3,310)
                                                               ------------    ------------    ------------    ------------
     Change in net assets from Fund share transactions               (4,179)          8,991         (12,590)          8,319
                                                               ------------    ------------    ------------    ------------
     Change in net assets                                            (8,986)           (145)        (12,130)          7,153

NET ASSETS:
     Beginning of period                                            524,059         524,204          79,221          72,068
                                                               ------------    ------------    ------------    ------------
     End of period                                             $    515,073    $    524,059    $     67,091    $     79,221
                                                               ============    ============    ============    ============
Accumulated Net Investment Income/(Loss)                       $     (2,545)   $         72    $         75    $         47
                                                               ============    ============    ============    ============




                                                                                                      INTERMEDIATE
                                                                   MUNICIPAL BOND FUND             MUNICIPAL BOND FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)        2004 (B)        2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:

     Net investment income                                     $      1,197    $      2,937    $      4,284    $      9,990
     Net realized gains/(losses) on investment transactions             804           2,753           1,636           2,428
     Net change in unrealized appreciation/depreciation
      on investments                                                    253          (2,134)            199          (2,712)
                                                               ------------    ------------    ------------    ------------
Change in net assets resulting from operations                        2,254           3,556           6,119           9,706
                                                               ------------    ------------    ------------    ------------

Distributions from net investment income:

     Institutional Shares                                            (1,121)         (2,740)         (5,431)         (9,698)
     Class A Shares                                                     (44)            (97)            (85)           (157)
     Class B Shares                                                     (23)            (41)            (25)            (36)
     Class C Shares                                                      (6)            (14)             (5)            (13)
     Advisor Shares                                                      (8)            (15)             NA              NA

Distributions from net realized gains:

     Institutional Shares                                            (2,066)         (1,116)         (1,780)         (2,509)
     Class A Shares                                                     (89)            (34)            (30)            (41)
     Class B Shares                                                     (59)            (21)             (9)            (11)
     Class C Shares                                                     (16)             (8)             (2)             (5)
     Advisor Shares                                                     (17)             (7)             NA              NA
                                                               ------------    ------------    ------------    ------------
     Change in net assets from shareholder distributions             (3,449)         (4,093)         (7,367)        (12,470)
                                                               ------------    ------------    ------------    ------------
     Change in net assets from Fund share transactions               (4,280)        (15,427)        (27,991)        (47,206)
                                                               ------------    ------------    ------------    ------------
     Change in net assets                                            (5,475)        (15,964)        (29,239)        (49,970)

NET ASSETS:

     Beginning of period                                             62,424          78,388         261,140         311,110
                                                               ------------    ------------    ------------    ------------
     End of period                                             $     56,949    $     62,424    $    231,901    $    261,140
                                                               ============    ============    ============    ============
Accumulated Net Investment Income/(Loss)                       $          5    $         10    $     (1,166)   $         96
                                                               ============    ============    ============    ============




                                                                           OHIO                          MICHIGAN
                                                                   MUNICIPAL BOND FUND             MUNICIPAL BOND FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004          2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:

     Net investment income                                     $      2,581    $      5,793    $      1,403    $      3,506
     Net realized gains/(losses) on investment transactions             402           1,533             132             (27)
     Net change in unrealized appreciation/depreciation
      on investments                                                    734          (1,097)           (181)         (1,404)
                                                               ------------    ------------    ------------    ------------
Change in net assets resulting from operations                        3,717           6,229           1,354           2,075
                                                               ------------    ------------    ------------    ------------

Distributions from net investment income:

     Institutional Shares                                            (2,024)         (4,697)         (1,303)         (3,231)
     Class A Shares                                                    (425)           (779)            (82)           (186)
     Class B Shares                                                     (55)           (122)            (12)            (32)
     Class C Shares                                                     (47)           (125)             (9)            (51)
     Advisor Shares                                                      NA              NA              NA              NA

Distributions from net realized gains:

     Institutional Shares                                              (857)           (354)           (120)           (167)
     Class A Shares                                                    (200)            (56)             (8)            (11)
     Class B Shares                                                     (33)            (13)             (2)             (3)
     Class C Shares                                                     (29)            (14)             (1)             (5)
     Advisor Shares                                                      NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Change in net assets from shareholder distributions             (3,670)         (6,160)         (1,537)         (3,686)
                                                               ------------    ------------    ------------    ------------
     Change in net assets from Fund share transactions               (7,827)        (25,873)        (18,022)        (15,216)
                                                               ------------    ------------    ------------    ------------
     Change in net assets                                            (7,780)        (25,804)        (18,205)        (16,827)

NET ASSETS:

     Beginning of period                                            162,347         188,151         116,023         132,850
                                                               ------------    ------------    ------------    ------------
     End of period                                             $    154,567    $    162,347    $     97,818    $    116,023
                                                               ============    ============    ============    ============
Accumulated Net Investment Income/(Loss)                       $         55    $         25    $          5    $          8
                                                               ============    ============    ============    ============


______________________

(a)  Unaudited.

(b) Reflects operations from the period from August 1, 2003 (date of commencement of operations) to July 31, 2004 for Class C Shares.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                    108-109 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED --
FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                  SMALL CAP GROWTH FUND            MID CAP GROWTH FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004          2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $     27,615    $     50,621    $     43,144    $     85,089
     Dividends reinvested                                            39,477          35,609              --              --
     Shares redeemed                                                (57,781)       (260,325)        (53,592)       (110,834)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                       9,311        (174,095)        (10,448)        (25,745)
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                      931          15,183           1,893          65,226
     Dividends reinvested                                             4,334           2,431              --              --
     Shares redeemed                                                 (5,005)         (6,598)        (10,907)        (54,394)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                               260          11,016          (9,014)         10,832
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                      142             557             287           1,329
     Dividends reinvested                                               320             160              --              --
     Shares redeemed                                                   (194)           (247)           (840)           (824)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                               268             470            (553)            505
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                       23             680             109             625
     Dividends reinvested                                               117              59              --              --
     Shares redeemed                                                   (125)           (296)           (261)           (552)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                                15             443            (152)             73
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                       42             866              44             778
     Dividends reinvested                                               213              84              --              --
     Shares redeemed                                                    (77)           (142)           (103)            (52)
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                               178             808             (59)            726
                                                               ------------    ------------    ------------    ------------

Select Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Select Shares                                                 NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Preferred Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Preferred Shares                                              NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Trust Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Trust Shares                                                  NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Change from capital transactions                               $     10,032    $   (161,358)   $    (20,226)   $    (13,609)
                                                               ============    ============    ============    ============




                                                                   QUALITY GROWTH FUND             LARGE CAP CORE FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004          2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $     53,852    $    275,956    $      1,098    $      1,952
     Dividends reinvested                                                --              --           2,282             329
     Shares redeemed                                               (214,127)       (206,296)        (21,851)       (108,664)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                    (160,275)         69,660         (18,471)       (106,383)
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                    4,041          50,886           1,501           7,505
     Dividends reinvested                                                --              --             805             169
     Shares redeemed                                                (46,706)        (46,916)         (3,607)         (6,098)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                           (42,665)          3,970          (1,301)          1,576
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                      440           2,939              73             257
     Dividends reinvested                                                --              --              23              --^
     Shares redeemed                                                 (2,823)         (3,037)            (66)           (102)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                            (2,383)            (98)             30             155
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                      180           1,416               9             141
     Dividends reinvested                                                --              --               4              --^
     Shares redeemed                                                 (1,941)         (2,437)            (19)            (16)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                            (1,761)         (1,021)             (6)            125
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                      129           2,414              NA              NA
     Dividends reinvested                                                --              --              NA              NA
     Shares redeemed                                                   (248)           (402)             NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                              (119)          2,012              NA              NA
                                                               ------------    ------------    ------------    ------------

Select Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Select Shares                                                 NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Preferred Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Preferred Shares                                              NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Trust Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Trust Shares                                                  NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Change from capital transactions                               $   (207,203)   $     74,523    $    (19,748)   $   (104,527)
                                                               ============    ============    ============    ============




                                                                    EQUITY INDEX FUND                 BALANCED FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR        SIX MONTHS          YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (a)        2004 (b)       2005 (a)           2004
                                                               ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $     20,715    $     87,452    $      3,552    $      8,464
     Dividends reinvested                                             1,884           3,480             927           1,594
     Shares redeemed                                                (23,373)       (528,617)        (26,009)        (99,029)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                        (774)       (437,685)        (21,530)        (88,971)
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                    5,424          89,595           1,893          21,533
     Dividends reinvested                                               744             875             706             780
     Shares redeemed                                                (10,652)        (56,436)        (13,093)        (25,773)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                            (4,484)         34,034         (10,494)         (3,460)
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                      502           1,357             209             882
     Dividends reinvested                                                24              18              77              35
     Shares redeemed                                                   (431)           (282)         (2,057)         (2,545)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                                95           1,093          (1,771)         (1,628)
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                      607           1,058              97             736
     Dividends reinvested                                                13              10              29              14
     Shares redeemed                                                   (360)           (947)           (720)         (2,111)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                               260             121            (594)         (1,361)
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                      295           1,142              26             104
     Dividends reinvested                                                13               8               2               1
     Shares redeemed                                                   (122)           (217)             (4)            (39)
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                               186             933              24              66
                                                               ------------    ------------    ------------    ------------

Select Shares
     Shares issued                                                    1,231          14,858              NA              NA
     Dividends reinvested                                               133              69              NA              NA
     Shares redeemed                                                 (1,082)           (723)             NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Select Shares                                                282          14,204              NA              NA
                                                               ------------    ------------    ------------    ------------

Preferred Shares
     Shares issued                                                    7,381         187,348              NA              NA
     Dividends reinvested                                             1,123           1,581              NA              NA
     Shares redeemed                                               (103,173)        (29,488)             NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Preferred Shares                                         (94,669)        159,441              NA              NA
                                                               ------------    ------------    ------------    ------------

Trust Shares
     Shares issued                                                    5,812          98,438              NA              NA
     Dividends reinvested                                               106             107              NA              NA
     Shares redeemed                                                (11,627)        (22,880)             NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Trust Shares                                              (5,709)         75,665              NA              NA
                                                               ------------    ------------    ------------    ------------

Change from capital transactions                               $   (104,813)   $   (152,194)   $    (34,365)   $    (95,354)
                                                               ============    ============    ============    ============




                                                                   MICRO CAP VALUE FUND
                                                               ----------------------------
                                                                SIX MONTHS         YEAR
                                                                  ENDED           ENDED
                                                               JANUARY 31,       JULY 31,
                                                                 2005 (a)          2004
                                                               ------------    ------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $      4,557    $     61,276
     Dividends reinvested                                             9,657           7,200
     Shares redeemed                                                (26,480)        (43,053)
                                                               ------------    ------------
     Total Institutional Shares                                     (12,266)         25,423
                                                               ------------    ------------

Class A Shares
     Shares issued                                                      611          30,015
     Dividends reinvested                                             2,394           1,709
     Shares redeemed                                                 (4,735)        (15,638)
                                                               ------------    ------------
     Total Class A Shares                                            (1,730)         16,086
                                                               ------------    ------------

Class B Shares
     Shares issued                                                        2           1,947
     Dividends reinvested                                               480             337
     Shares redeemed                                                   (276)           (843)
                                                               ------------    ------------
     Total Class B Shares                                               206           1,441
                                                               ------------    ------------

Class C Shares
     Shares issued                                                      515           4,507
     Dividends reinvested                                               371             167
     Shares redeemed                                                   (583)           (812)
                                                               ------------    ------------
     Total Class C Shares                                               303           3,862
                                                               ------------    ------------

Advisor Shares
     Shares issued                                                    1,324          18,793
     Dividends reinvested                                             2,517           1,930
     Shares redeemed                                                 (4,705)        (12,142)
                                                               ------------    ------------
     Total Advisor Shares                                              (864)          8,581
                                                               ------------    ------------

Select Shares
     Shares issued                                                       NA              NA
     Dividends reinvested                                                NA              NA
     Shares redeemed                                                     NA              NA
                                                               ------------    ------------
     Total Select Shares                                                 NA              NA
                                                               ------------    ------------

Preferred Shares
     Shares issued                                                       NA              NA
     Dividends reinvested                                                NA              NA
     Shares redeemed                                                     NA              NA
                                                               ------------    ------------
     Total Preferred Shares                                              NA              NA
                                                               ------------    ------------

Trust Shares
     Shares issued                                                       NA              NA
     Dividends reinvested                                                NA              NA
     Shares redeemed                                                     NA              NA
                                                               ------------    ------------
     Total Trust Shares                                                  NA              NA
                                                               ------------    ------------

Change from capital transactions                               $    (14,351)   $     55,393
                                                               ============    ============


______________________

(a)  Unaudited.

(b) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select, Preferred and Trust Shares.

^    Represents fewer than five hundred dollars/shares.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                110-111 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED --
FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                   SMALL CAP GROWTH FUND           MID CAP GROWTH FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004          2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                                                    1,691           3,000           3,107           6,373
     Dividends reinvested                                             2,753           2,101              --              --
     Shares redeemed                                                 (3,809)        (15,324)         (3,926)         (8,371)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                         635         (10,223)           (819)         (1,998)
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                       62             908             140           5,213
     Dividends reinvested                                               310             146              --              --
     Shares redeemed                                                   (334)           (399)           (806)         (4,318)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                                38             655            (666)            895
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                       10              34              22             103
     Dividends reinvested                                                23              10              --              --
     Shares redeemed                                                    (13)            (15)            (65)            (63)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                                20              29             (43)             40
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                        1              40               9              50
     Dividends reinvested                                                 8               4              --              --
     Shares redeemed                                                     (8)            (18)            (20)            (44)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                                 1              26             (11)              6
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                        3              50               3              60
     Dividends reinvested                                                15               5              --              --
     Shares redeemed                                                     (5)             (8)             (8)             (4)
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                13              47              (5)             56
                                                               ------------    ------------    ------------    ------------

Select Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Select Shares                                                 NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Preferred Shares
     Shares issued
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                                         NA              NA              NA              NA
     Total Preferred Shares                                    ------------    ------------    ------------    ------------
                                                                         NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
Trust Shares
     Shares issued
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                                         NA              NA              NA              NA
     Total Trust Shares                                        ------------    ------------    ------------    ------------
                                                                         NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
Change from share transactions
                                                                        707          (9,466)         (1,544)         (1,001)
                                                               ============    ============    ============    ============




                                                                   QUALITY GROWTH FUND             LARGE CAP CORE FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004          2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
SHARE TRANSACTIONS:

Institutional Shares
     Shares issued                                                    3,707          17,925              81             155
     Dividends reinvested                                                --              --             164              25
     Shares redeemed                                                (14,193)        (13,496)         (1,594)         (8,654)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                     (10,486)          4,429          (1,349)         (8,474)
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                      277           3,405             115             597
     Dividends reinvested                                                --              --              59              13
     Shares redeemed                                                 (3,153)         (3,092)           (272)           (469)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                            (2,876)            313             (98)            141
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                       32             196               5              21
     Dividends reinvested                                                --              --               2              --^
     Shares redeemed                                                   (199)           (203)             (5)             (8)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                              (167)             (7)              2              13
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                       13              97               1              11
     Dividends reinvested                                                --              --              --^             --^
     Shares redeemed                                                   (139)           (169)             (1)             (1)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                              (126)            (72)             --^             10
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                        9             160              NA              NA
     Dividends reinvested                                                --              --              NA              NA
     Shares redeemed                                                    (18)            (27)             NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                (9)            133              NA              NA
                                                               ------------    ------------    ------------    ------------

Select Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Select Shares                                                 NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Preferred Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Preferred Shares                                              NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Trust Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Trust Shares                                                  NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Change from share transactions                                      (13,664)          4,796          (1,445)         (8,310)
                                                               ============    ============    ============    ============




                                                                    EQUITY INDEX BOND                 BALANCED BOND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)        2004 (B)        2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                                                      938           4,320             289             705
     Dividends reinvested                                                84             170              74             132
     Shares redeemed                                                 (1,049)        (26,097)         (2,118)         (8,202)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                         (27)        (21,607)         (1,755)         (7,365)
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                      254           4,550             154           1,826
     Dividends reinvested                                                33              42              57              65
     Shares redeemed                                                   (495)         (2,879)         (1,066)         (2,145)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                              (208)          1,713            (855)           (254)
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                       24              66              17              75
     Dividends reinvested                                                 1               1               6               3
     Shares redeemed                                                    (20)            (14)           (170)           (214)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                                 5              53            (147)           (136)
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                       27              51               8              64
     Dividends reinvested                                                 1              --^              2               1
     Shares redeemed                                                    (16)            (47)            (60)           (177)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                                12               4             (50)           (112)
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                       12              55               2               9
     Dividends reinvested                                                 1              --^             --^             --^
     Shares redeemed                                                     (5)            (10)             --^             (3)
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                 8              45               2               6
                                                               ------------    ------------    ------------    ------------

Select Shares
     Shares issued                                                       55             713              NA              NA
     Dividends reinvested                                                 6               3              NA              NA
     Shares redeemed                                                    (49)            (34)             NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Select Shares                                                 12             682              NA              NA
                                                               ------------    ------------    ------------    ------------

Preferred Shares
     Shares issued                                                      331           9,212              NA              NA
     Dividends reinvested                                                51              75              NA              NA
     Shares redeemed                                                 (4,593)         (1,393)             NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Preferred Shares                                          (4,211)          7,894              NA              NA
                                                               ------------    ------------    ------------    ------------

Trust Shares
     Shares issued                                                      265           4,932              NA              NA
     Dividends reinvested                                                 5               5              NA              NA
     Shares redeemed                                                   (535)         (1,093)             NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Trust Shares                                                (265)          3,844              NA              NA
                                                               ------------    ------------    ------------    ------------

Change from share transactions                                       (4,674)          7,372          (2,805)         (7,861)
                                                               ============    ============    ============    ============




                                                                   MICRO CAP VALUE FUND
                                                               ----------------------------
                                                                SIX MONTHS         YEAR
                                                                  ENDED           ENDED
                                                                JANUARY 31,      JULY 31,
                                                                 2005 (A)          2004
                                                               ------------    ------------
SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                                                      428           6,449
     Dividends reinvested                                               915             770
     Shares redeemed                                                 (2,501)         (4,402)
                                                               ------------    ------------
     Total Institutional Shares                                      (1,158)          2,817
                                                               ------------    ------------

Class A Shares
     Shares issued                                                       61           3,254
     Dividends reinvested                                               231             186
     Shares redeemed                                                   (456)         (1,621)
                                                               ------------    ------------
     Total Class A Shares                                              (164)          1,819
                                                               ------------    ------------

Class B Shares
     Shares issued                                                       --^            215
     Dividends reinvested                                                47              37
     Shares redeemed                                                    (27)            (89)
                                                               ------------    ------------
     Total Class B Shares                                                20             163
                                                               ------------    ------------

Class C Shares
     Shares issued                                                       50             485
     Dividends reinvested                                                37              18
     Shares redeemed                                                    (58)            (84)
                                                               ------------    ------------
     Total Class C Shares                                                29             419
                                                               ------------    ------------

Advisor Shares
     Shares issued                                                      129           2,019
     Dividends reinvested                                               245             211
     Shares redeemed                                                   (455)         (1,262)
                                                               ------------    ------------
     Total Advisor Shares                                               (81)            968
                                                               ------------    ------------

Select Shares
     Shares issued                                                       NA              NA
     Dividends reinvested                                                NA              NA
     Shares redeemed                                                     NA              NA
                                                               ------------    ------------
     Total Select Shares                                                 NA              NA
                                                               ------------    ------------

Preferred Shares
     Shares issued                                                       NA              NA
     Dividends reinvested                                                NA              NA
     Shares redeemed                                                     NA              NA
                                                               ------------    ------------
     Total Preferred Shares                                              NA              NA
                                                               ------------    ------------

Trust Shares
     Shares issued                                                       NA              NA
     Dividends reinvested                                                NA              NA
     Shares redeemed                                                     NA              NA
                                                               ------------    ------------
     Total Trust Shares                                                  NA              NA
                                                               ------------    ------------

Change from share transactions                                       (1,354)          6,186
                                                               ============    ============


______________________

(a)   Unaudited.

(b) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select, Preferred and Trust Shares.

^     Represents fewer than five hundred dollars/shares.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                    112 -113

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED --
FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                   SMALL CAP VALUE FUND           MULTI CAP VALUE FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (a)          2004          2005 (a)          2004
                                                               ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $     35,645    $     56,630    $     42,804    $     84,532
     Dividends reinvested                                            10,515           3,940          14,989             751
     Shares redeemed                                                (12,971)        (36,181)        (31,149)        (66,562)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                      33,189          24,389          26,644          18,721
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                      600           2,347           4,777          15,347
     Dividends reinvested                                               184              29           1,900             102
     Shares redeemed                                                   (548)           (331)         (6,423)         (5,995)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                               236           2,045             254           9,454
                                                               ------------    ------------    ------------    ------------
Class B Shares
     Shares issued                                                      364             428           1,256           3,955
     Dividends reinvested                                                55               8           1,133              51
     Shares redeemed                                                    (75)            (41)         (1,699)         (1,772)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                               344             395             690           2,234
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                      164             702           1,532           1,961
     Dividends reinvested                                                44              17             213               7
     Shares redeemed                                                   (179)           (182)           (541)           (537)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                                29             537           1,204           1,431
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                      146           1,481           1,057           7,464
     Dividends reinvested                                               129              21           2,250             128
     Shares redeemed                                                   (134)           (120)         (3,173)        (11,525)
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                               141           1,382             134          (3,933)
                                                               ------------    ------------    ------------    ------------

Change from capital transactions                               $     33,939    $     28,748    $     28,926    $     27,907
                                                               ============    ============    ============    ============

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                                                    1,709           2,856           1,755           3,830
     Dividends reinvested                                               529             206             629              35
     Shares redeemed                                                   (643)         (1,846)         (1,322)         (3,042)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                       1,595           1,216           1,062             823
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                       30             117             205             704
     Dividends reinvested                                                 9               2              81               5
     Shares redeemed                                                    (27)            (17)           (272)           (269)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                                12             102              14             440
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                       19              21              55             181
     Dividends reinvested                                                 3              --^             49               2
     Shares redeemed                                                     (4)             (2)            (75)            (82)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                                18              19              29             101
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                        8              35              67              90
     Dividends reinvested                                                 2               1               9              --^
     Shares redeemed                                                     (8)             (9)            (24)            (25)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                                 2              27              52              65
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                        7              74              45             347
     Dividends reinvested                                                 7               1              96               6
     Shares redeemed                                                     (7)             (6)           (137)           (527)
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                 7              69               4            (174)
                                                               ------------    ------------    ------------    ------------

Change from share transactions                                        1,634           1,433           1,161           1,255
                                                               ============    ============    ============    ============




                                                                  DISCIPLINED LARGE CAP                 LIFEMODEL
                                                                        VALUE FUND                  AGGRESSIVE FUND SM
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004          2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $     54,713    $    300,125    $     10,941    $     32,676
     Dividends reinvested                                            17,425          13,643             837             881
     Shares redeemed                                                (96,889)        (74,461)         (5,864)        (16,370)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                     (24,751)        239,307           5,914          17,187
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                    4,090          17,304           6,263          31,283
     Dividends reinvested                                               690             725             547             522
     Shares redeemed                                                 (4,093)        (12,995)         (4,486)         (4,416)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                               687           5,034           2,324          27,389
                                                               ------------    ------------    ------------    ------------
Class B Shares
     Shares issued                                                      607           1,325           2,271           8,856
     Dividends reinvested                                               132             127             148             149
     Shares redeemed                                                   (643)           (562)         (1,193)           (702)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                                96             890           1,226           8,303
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                      380           1,013             412           2,038
     Dividends reinvested                                                53              43              20              29
     Shares redeemed                                                   (311)           (274)           (432)           (707)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                               122             782              --^          1,360
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Change from capital transactions                               $    (23,846)   $    246,013    $      9,464    $     54,239
                                                               ============    ============    ============    ============

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                                                    3,922          23,119             840           2,568
     Dividends reinvested                                             1,242           1,091              63              70
     Shares redeemed                                                 (6,830)         (5,812)           (444)         (1,324)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                      (1,666)         18,398             459           1,314
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                      293           1,340             489           2,486
     Dividends reinvested                                                49              58              41              42
     Shares redeemed                                                   (291)           (979)           (347)           (347)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                                51             419             183           2,181
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                       43             100             179             710
     Dividends reinvested                                                 9              10              11              12
     Shares redeemed                                                    (46)            (43)            (94)            (56)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                                 6              67              96             666
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                       27              80              33             164
     Dividends reinvested                                                 4               3               1               2
     Shares redeemed                                                    (23)            (21)            (35)            (57)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                                 8              62              (1)            109
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                                         NA              NA              NA              NA
     Total Advisor Shares                                      ------------    ------------    ------------    ------------
                                                                         NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
Change from share transactions
                                                                     (1,601)         18,946             737           4,270
                                                               ============    ============    ============    ============




                                                                        LIFEMODEL
                                                                        MODERATELY                     LIFEMODEL
                                                                    AGGRESSIVE FUND SM               MODERATE FUND SM
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004          2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $     15,657    $     42,003    $     36,540    $    293,587
     Dividends reinvested                                             1,413           1,625           4,690           3,255
     Shares redeemed                                                 (4,177)        (27,861)        (28,941)        (51,038)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                      12,893          15,767          12,289         245,804
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                   22,903          72,485          20,618          83,406
     Dividends reinvested                                             1,556           1,637           1,343           1,608
     Shares redeemed                                                 (8,259)        (15,784)        (16,354)        (17,065)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                            16,200          58,338           5,607          67,949
                                                               ------------    ------------    ------------    ------------
Class B Shares
     Shares issued                                                    6,431          28,608           5,746          24,584
     Dividends reinvested                                               460             414             366             485
     Shares redeemed                                                 (3,474)         (2,663)         (2,796)         (3,637)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                             3,417          26,359           3,316          21,432
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                    2,006           7,547           1,877           7,079
     Dividends reinvested                                                89              67              63              83
     Shares redeemed                                                 (1,577)           (982)         (1,558)         (1,094)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                               518           6,632             382           6,068
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Change from capital transactions                               $     33,028    $    107,096    $     21,594    $    341,253
                                                               ============    ============    ============    ============

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                                                    1,205           3,306           3,057          24,802
     Dividends reinvested                                               107             130             392             279
     Shares redeemed                                                   (322)         (2,252)         (2,427)         (4,399)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                         990           1,184           1,022          20,682
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                    1,794           5,785           1,746           7,162
     Dividends reinvested                                               118             131             112             139
     Shares redeemed                                                   (641)         (1,234)         (1,386)         (1,450)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                             1,271           4,682             472           5,851
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                      507           2,279             490           2,123
     Dividends reinvested                                                35              33              31              42
     Shares redeemed                                                   (271)           (212)           (238)           (312)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                               271           2,100             283           1,853
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                      157             601             158             612
     Dividends reinvested                                                 7               5               5               7
     Shares redeemed                                                   (125)            (78)           (133)            (94)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                                39             528              30             525
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Change from share transactions                                        2,571           8,494           1,807          28,911
                                                               ============    ============    ============    ============




                                                                   LIFEMODEL MODERATELY
                                                                   CONSERVATIVE FUND SM
                                                               ----------------------------
                                                                SIX MONTHS         YEAR
                                                                  ENDED           ENDED
                                                               JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004
                                                               ------------    ------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $      4,536    $     16,845
     Dividends reinvested                                               795           1,496
     Shares redeemed                                                 (3,659)        (21,740)
                                                               ------------    ------------
     Total Institutional Shares                                       1,672          (3,399)
                                                               ------------    ------------

Class A Shares
     Shares issued                                                    4,752          28,373
     Dividends reinvested                                               753           1,236
     Shares redeemed                                                 (6,435)         (8,496)
                                                               ------------    ------------
     Total Class A Shares                                              (930)         21,113
                                                               ------------    ------------
Class B Shares
     Shares issued                                                    3,090          13,543
     Dividends reinvested                                               340             459
     Shares redeemed                                                 (2,289)         (2,100)
                                                               ------------    ------------
     Total Class B Shares                                             1,141         (11,902)
                                                               ------------    ------------

Class C Shares
     Shares issued                                                      915           3,424
     Dividends reinvested                                                54              62
     Shares redeemed                                                   (797)           (925)
                                                               ------------    ------------
     Total Class C Shares                                               172           2,561
                                                               ------------    ------------

Advisor Shares
     Shares issued                                                       NA              NA
     Dividends reinvested                                                NA              NA
     Shares redeemed                                                     NA              NA
                                                               ------------    ------------
     Total Advisor Shares                                                NA              NA
                                                               ------------    ------------

Change from capital transactions                               $      2,055    $     32,177
                                                               ============    ============

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                                                      407           1,512
     Dividends reinvested                                                71             136
     Shares redeemed                                                   (329)         (1,976)
                                                               ------------    ------------
     Total Institutional Shares                                         149            (328)
                                                               ------------    ------------

Class A Shares
     Shares issued                                                      429           2,555
     Dividends reinvested                                                67             112
     Shares redeemed                                                   (582)           (765)
                                                               ------------    ------------
     Total Class A Shares                                               (86)          1,902
                                                               ------------    ------------

Class B Shares
     Shares issued                                                      282           1,227
     Dividends reinvested                                                30              42
     Shares redeemed                                                   (207)           (190)
                                                               ------------    ------------
     Total Class B Shares                                               105           1,079
                                                               ------------    ------------

Class C Shares
     Shares issued                                                       82             310
     Dividends reinvested                                                 5               6
     Shares redeemed                                                    (72)            (84)
                                                               ------------    ------------
     Total Class C Shares                                                15             232
                                                               ------------    ------------

Advisor Shares
     Shares issued                                                       NA              NA
     Dividends reinvested                                                NA              NA
     Shares redeemed                                                     NA              NA
                                                               ------------    ------------
     Total Advisor Shares                                                NA              NA
                                                               ------------    ------------

Change from share transactions                                          183           2,885
                                                               ============    ============


_______________________

(a)   Unaudited.

^     Represents fewer than five hundred dollars/shares.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                   114-115 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED --
FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                        LIFEMODEL
                                                                   CONSERVATIVE FUND SM           STRATEGIC INCOME FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (a)          2004          2005 (a)        2004 (b)
                                                               ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $      3,219    $      6,828    $     13,545    $     48,821
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                               360             544             360             645
     Shares redeemed                                                 (1,778)         (9,370)        (10,471)        (27,289)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                       1,801          (1,998)          3,434          22,177
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                    8,245          17,121           1,868           1,045
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                               497             653              29               4
     Shares redeemed                                                 (4,991)         (6,620)           (338)           (104)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                             3,751          11,154           1,559             945
                                                               ------------    ------------    ------------    ------------
Class B Shares
     Shares issued                                                    1,371           7,782             537             387
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                               240             343               8               1
     Shares redeemed                                                 (1,591)         (3,428)            (40)             (4)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                                20           4,697             505             384
                                                               ------------    ------------    ------------    ------------
Class C Shares
     Shares issued                                                      764           6,320           1,347          21,878
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                               110             145             533           1,233
     Shares redeemed                                                 (1,744)         (2,048)         (7,418)        (22,066)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                              (870)          4,417          (5,538)          1,045
                                                               ------------    ------------    ------------    ------------
Advisor Shares
     Shares issued                                                       NA              NA           2,335          19,845
     Shares issued in merger                                             NA              NA              --              --
     Dividends reinvested                                                NA              NA             717           1,446
     Shares redeemed                                                     NA              NA          (5,031)        (18,194)
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                NA              NA          (1,979)          3,097
                                                               ------------    ------------    ------------    ------------

Change from capital transactions                               $      4,702    $     18,270    $     (2,019)   $     27,648
                                                               ============    ============    ============    ============

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                                                      298             627           1,181           4,351
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                                33              51              31              58
     Shares redeemed                                                   (164)           (865)           (913)         (2,449)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                         167            (187)            299           1,960
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                      771           1,581             163              95
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                                46              61               3              --^
     Shares redeemed                                                   (464)           (610)            (30)             (9)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                               353           1,032             136              86
                                                               ------------    ------------    ------------    ------------
Class B Shares
     Shares issued                                                      128             723              46              35
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                                22              32               1              --^
     Shares redeemed                                                   (148)           (318)             (3)             --^
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                                 2             437              44              35
                                                               ------------    ------------    ------------    ------------
Class C Shares
     Shares issued                                                       71             586             118           1,953
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                                10              13              47             111
     Shares redeemed                                                   (162)           (190)           (652)         (2,003)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                               (81)            409            (487)             61
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                       NA              NA             204           1,756
     Shares issued in merger                                             NA              NA              --              --
     Dividends reinvested                                                NA              NA              63             129
     Shares redeemed                                                     NA              NA            (441)         (1,631)
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                NA              NA            (174)            254
                                                               ------------    ------------    ------------    ------------

Change from share transactions                                          441           1,691            (182)          2,396
                                                               ============    ============    ============    ============




                                                                          SELECT
                                                                        STOCK FUND                   TECHNOLOGY FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004          2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $        334    $      1,352    $      3,960    $     25,660
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                                --              --              --              --
     Shares redeemed                                                   (950)         (9,672)         (7,025)        (13,544)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                        (616)         (8,320)         (3,065)         12,116
                                                               ------------    ------------    ------------    ------------
Class A Shares
     Shares issued                                                      662           3,212             866           7,293
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                                --              --              --              --
     Shares redeemed                                                 (2,760)         (2,524)         (1,657)         (4,677)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                            (2,098)            688            (791)          2,616
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                        8             147              69             940
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                                --              --              --              --
     Shares redeemed                                                   (130)            (71)           (196)           (549)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                              (122)             76            (127)            391
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                        9              20              68           1,882
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                                --              --              --              --
     Shares redeemed                                                    (53)           (203)           (319)           (886)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                               (44)           (183)           (251)            996
                                                               ------------    ------------    ------------    ------------
Advisor Shares
     Shares issued                                                       NA              NA              34             402
     Shares issued in merger                                             NA              NA              --              --
     Dividends reinvested                                                NA              NA              --              --
     Shares redeemed                                                     NA              NA             (57)           (146)
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                NA              NA             (23)            256
                                                               ------------    ------------    ------------    ------------

Change from capital transactions                               $     (2,880)   $     (7,739)   $     (4,257)   $     16,375
                                                               ============    ============    ============    ============
SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                                                       17              69             446           2,375
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                                --              --              --              --
     Shares redeemed                                                    (49)           (501)           (782)         (1,326)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                         (32)           (432)           (336)          1,049
                                                               ------------    ------------    ------------    ------------
Class A Shares
     Shares issued                                                       36             167              98             694
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                                --              --              --              --
     Shares redeemed                                                   (145)           (129)           (189)           (449)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                              (109)             38             (91)            245
                                                               ------------    ------------    ------------    ------------
Class B Shares
     Shares issued                                                       -- ^             8               9              93
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                                --              --              --              --
     Shares redeemed                                                     (6)             (4)            (24)            (54)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                                (6)              4             (15)             39
                                                               ------------    ------------    ------------    ------------
Class C Shares
     Shares issued                                                       -- ^             1               7             181
     Shares issued in merger                                             --              --              --              --
     Dividends reinvested                                                --              --              --              --
     Shares redeemed                                                     (2)            (11)            (38)            (92)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                                (2)            (10)            (31)             89
                                                               ------------    ------------    ------------    ------------
Advisor Shares
     Shares issued                                                       NA              NA               3              39
     Shares issued in merger                                             NA              NA              --              --
     Dividends reinvested                                                NA              NA              --              --
     Shares redeemed                                                     NA              NA              (6)            (15)
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                NA              NA              (3)             24
                                                               ------------    ------------    ------------    ------------

Change from share transactions                                         (149)           (400)           (476)          1,446
                                                               ============    ============    ============    ============




                                                                      INTERNATIONAL
                                                                       EQUITY FUND                      BOND FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (a)        2004 (c)        2005 (a)          2004
                                                               ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $     51,763    $    104,241    $     12,343    $     84,603
     Shares issued in merger                                             --         172,761              --              --
     Dividends reinvested                                             2,185           2,209           1,731           2,983
     Shares redeemed                                                (64,518)       (163,646)        (49,714)       (114,066)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                     (10,570)        115,565         (35,640)        (26,480)
                                                               ------------    ------------    ------------    ------------
Class A Shares
     Shares issued                                                    2,645          16,084           1,571          10,586
     Shares issued in merger                                             --           5,153              --              --
     Dividends reinvested                                               384             165             337             684
     Shares redeemed                                                 (5,094)         (6,195)         (6,544)         (9,430)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                            (2,065)         15,207          (4,636)          1,840
                                                               ------------    ------------    ------------    ------------
Class B Shares
     Shares issued                                                      137             379              97             426
     Shares issued in merger                                             --              70              --              --
     Dividends reinvested                                                10               2              55             138
     Shares redeemed                                                    (36)            (65)           (575)         (3,535)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                               111             386            (423)         (2,971)
                                                               ------------    ------------    ------------    ------------
Class C Shares
     Shares issued                                                      100             374              72              87
     Shares issued in merger                                             --             379              --              --
     Dividends reinvested                                                 6               1              10              23
     Shares redeemed                                                    (58)           (557)           (113)           (596)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                                48             197             (31)           (486)
                                                               ------------    ------------    ------------    ------------
Advisor Shares
     Shares issued                                                      233             765              53             134
     Shares issued in merger                                             --          15,823              --              --
     Dividends reinvested                                               175              37               9              15
     Shares redeemed                                                 (1,002)         (5,225)            (39)           (236)
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                              (594)         11,400              23             (87)
                                                               ------------    ------------    ------------    ------------
Change from capital transactions                               $    (13,070)   $    142,755    $    (40,707)   $    (28,184)
                                                               ============    ============    ============    ============
SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                                                    5,260          11,779           1,214           8,270
     Shares issued in merger                                             --          19,982              --              --
     Dividends reinvested                                               211             252             170             295
     Shares redeemed                                                 (6,331)        (17,582)         (4,891)        (11,327)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                        (860)         14,431          (3,507)         (2,762)
                                                               ------------    ------------    ------------    ------------
Class A Shares
     Shares issued                                                      265           1,835             155           1,051
     Shares issued in merger                                             --             595              --              --
     Dividends reinvested                                                37              19              33              68
     Shares redeemed                                                   (508)           (687)           (645)           (934)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                              (206)          1,762            (457)            185
                                                               ------------    ------------    ------------    ------------
Class B Shares
     Shares issued                                                       14              41              11              42
     Shares issued in merger                                             --               8              --              --
     Dividends reinvested                                                 1            -- ^               5              14
     Shares redeemed                                                     (4)             (7)            (57)           (351)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                                11              42             (41)           (295)
                                                               ------------    ------------    ------------    ------------
Class C Shares
     Shares issued                                                       10              45               7               9
     Shares issued in merger                                             --              45              --              --
     Dividends reinvested                                                 1            -- ^               1               2
     Shares redeemed                                                     (6)            (69)            (11)            (59)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                                 5              21              (3)            (48)
                                                               ------------    ------------    ------------    ------------
Advisor Shares
     Shares issued                                                       22              81               6              13
     Shares issued in merger                                             --           1,826              --              --
     Dividends reinvested                                                17               4               1               2
     Shares redeemed                                                   (100)           (583)             (4)            (24)
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                               (61)          1,328               3              (9)
                                                               ------------    ------------    ------------    ------------

Change from share transactions                                       (1,111)         17,584          (4,005)         (2,929)
                                                               ============    ============    ============    ============




                                                                       INTERMEDIATE
                                                                        BOND FUND
                                                               ----------------------------
                                                                SIX MONTHS         YEAR
                                                                  ENDED           ENDED
                                                               JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004
                                                               ------------    --------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $     27,207    $    207,569
     Shares issued in merger                                             --              --
     Dividends reinvested                                             2,487           7,249
     Shares redeemed                                               (121,398)       (302,980)
                                                               ------------    ------------
     Total Institutional Shares                                     (91,704)        (88,162)
                                                               ------------    ------------
Class A Shares
     Shares issued                                                    1,567          16,139
     Shares issued in merger                                             --              --
     Dividends reinvested                                               551           1,110
     Shares redeemed                                                 (6,021)        (15,769)
                                                               ------------    ------------
     Total Class A Shares                                            (3,903)          1,480
                                                               ------------    ------------
Class B Shares
     Shares issued                                                       --             147
     Shares issued in merger                                             --              --
     Dividends reinvested                                                66             128
     Shares redeemed                                                   (383)         (1,819)
                                                               ------------    ------------
     Total Class B Shares                                              (317)         (1,544)
                                                               ------------    ------------
Class C Shares
     Shares issued                                                      128             543
     Shares issued in merger                                             --              --
     Dividends reinvested                                                20              43
     Shares redeemed                                                   (374)         (1,271)
                                                               ------------    ------------
     Total Class C Shares                                              (226)           (685)
                                                               ------------    ------------
Advisor Shares
     Shares issued                                                       NA              NA
     Shares issued in merger                                             NA              NA
     Dividends reinvested                                                NA              NA
     Shares redeemed                                                     NA              NA
                                                               ------------    ------------
     Total Advisor Shares                                                NA              NA
                                                               ------------    ------------

Change from capital transactions                               $    (96,150)   $    (88,911)
                                                               ============    ============
SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                                                    2,719          20,481
     Shares issued in merger                                             --              --
     Dividends reinvested                                               249             718
     Shares redeemed                                                (12,125)        (30,042)
                                                               ------------    ------------
     Total Institutional Shares                                      (9,157)         (8,843)
                                                               ------------    ------------

Class A Shares
     Shares issued                                                      156           1,594
     Shares issued in merger                                             --              --
     Dividends reinvested                                                55             110
     Shares redeemed                                                   (601)         (1,561)
                                                               ------------    ------------
     Total Class A Shares                                              (390)            143
                                                               ------------    ------------
Class B Shares
     Shares issued                                                       --              15
     Shares issued in merger                                             --              --
     Dividends reinvested                                                 7              13
     Shares redeemed                                                    (39)           (182)
                                                               ------------    ------------
     Total Class B Shares                                               (32)           (154)
                                                               ------------    ------------
Class C Shares
     Shares issued                                                       13              54
     Shares issued in merger                                             --              --
     Dividends reinvested                                                 2               4
     Shares redeemed                                                    (37)           (126)
                                                               ------------    ------------
     Total Class C Shares                                               (22)            (68)
                                                               ------------    ------------
Advisor Shares
     Shares issued                                                       NA              NA
     Shares issued in merger                                             NA              NA
     Dividends reinvested                                                NA              NA
     Shares redeemed                                                     NA              NA
                                                               ------------    ------------
     Total Advisor Shares                                                NA              NA
                                                               ------------    ------------

Change from share transactions                                       (9,601)         (8,922)
                                                               ============    ============


______________________

(a)   Unaudited.

(b) Reflects operations for the period from April 1, 2004 (date of commencement of operations) to July 31, 2004 for Class A and Class B Shares.

(c)   Reflects operations for the period from November 10, 2003
      (date of commencement of operations) to July 31, 2004 for Advisor Shares.

^     Represents fewer than five hundred dollars/shares.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                 116 -117 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED --
FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                                                    U.S. GOVERNMENT
                                                                   SHORT TERM BOND FUND                 BOND FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)        2004 (B)        2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $     84,099    $    232,770    $      3,941    $     12,659
     Dividends reinvested                                             1,592           4,831             280           1,326
     Shares redeemed                                                (86,259)       (223,970)        (13,467)        (20,172)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                        (568)         13,631          (9,246)         (6,187)
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                    2,369          15,629             819          29,119
     Dividends reinvested                                               326             756             354           1,236
     Shares redeemed                                                 (6,367)        (21,560)         (3,837)        (10,195)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                            (3,672)         (5,175)         (2,664)         20,160
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                                NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                      122             757             139             306
     Dividends reinvested                                                 5               6              27             190
     Shares redeemed                                                    (66)           (228)           (846)         (6,150)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                                61             535            (680)         (5,654)
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Change from capital transactions                               $     (4,179)   $      8,991    $    (12,590)   $      8,319
                                                               ============    ============    ============    ============

SHARE TRANSACTIONS:

Institutional Shares
     Shares issued                                                    8,791          24,026             387           1,242
     Dividends reinvested                                               167             498              27             130
     Shares redeemed                                                 (9,031)        (23,028)         (1,320)         (1,964)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                         (73)          1,496            (906)           (592)
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                      249           1,611              80           2,837
     Dividends reinvested                                                34              78              35             121
     Shares redeemed                                                   (669)         (2,221)           (376)           (992)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                              (386)           (532)           (261)          1,966
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                                NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                       12              78              14              30
     Dividends reinvested                                                 1               1               3              19
     Shares redeemed                                                     (7)            (24)            (84)           (605)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                                 6              55             (67)           (556)
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Change from share transactions                                         (453)          1,019          (1,234)            818
                                                               ============    ============    ============    ============




                                                                                                        INTERMEDIATE
                                                                    MUNICIPAL BOND FUND              MUNICIPAL BOND FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                                                 2005 (A)          2004          2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $      2,521    $      7,893    $      2,676    $     18,353
     Dividends reinvested                                             2,081           1,219           1,861           2,688
     Shares redeemed                                                 (8,270)        (25,329)        (31,111)        (68,066)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                      (3,668)        (16,217)        (26,574)        (47,025)
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                       33           7,061              26           6,508
     Dividends reinvested                                                76              98              81             162
     Shares redeemed                                                   (758)         (6,586)         (1,249)         (6,460)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                              (649)            573          (1,142)            210
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                      152             397              --             376
     Dividends reinvested                                                67              45              27              38
     Shares redeemed                                                   (213)           (102)           (152)           (196)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                                 6             340            (125)            218
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                       51             135              11              83
     Dividends reinvested                                                13              17               6              17
     Shares redeemed                                                    (50)           (332)           (167)           (709)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                                14            (180)           (150)           (609)
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                       10              87              NA              NA
     Dividends reinvested                                                17              15              NA              NA
     Shares redeemed                                                    (10)            (45)             NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                17              57              NA              NA
                                                               ------------    ------------    ------------    ------------

Change from capital transactions                               $     (4,280)   $    (15,427)   $    (27,991)   $    (47,206)
                                                               ============    ============    ============    ============

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                                                      243             745             253           1,706
     Dividends reinvested                                               205             115             177             251
     Shares redeemed                                                   (797)         (2,400)         (2,939)         (6,381)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                        (349)         (1,540)         (2,509)         (4,424)
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                        3             668               2             608
     Dividends reinvested                                                 7               9               8              15
     Shares redeemed                                                    (73)           (622)           (118)           (603)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                               (63)             55            (108)             20
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                       15              38              --              35
     Dividends reinvested                                                 7               4               3               4
     Shares redeemed                                                    (21)            (10)            (15)            (18)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                                 1              32             (12)             21
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                        5              13               1               8
     Dividends reinvested                                                 1               2               1               2
     Shares redeemed                                                     (5)            (32)            (16)            (67)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                                 1             (17)            (14)            (57)
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                        1               9              NA              NA
     Dividends reinvested                                                 1               1              NA              NA
     Shares redeemed                                                     (1)             (4)             NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                 1               6              NA              NA
                                                               ------------    ------------    ------------    ------------

Change from share transactions                                         (409)         (1,464)         (2,643)         (4,440)
                                                               ============    ============    ============    ============




                                                                           OHIO                          MICHIGAN
                                                                   MUNICIPAL BOND FUND             MUNICIPAL BOND FUND
                                                               ----------------------------    ----------------------------
                                                                SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                   ENDED           ENDED          ENDED           ENDED
                                                               JANUARY 31,      JULY 31,       JANUARY 31,       JULY 31,
                                                                2005 (A)          2004           2005 (A)          2004
                                                               ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                                             $        929    $      5,948    $      3,105    $     25,275
     Dividends reinvested                                               883             416             203             446
     Shares redeemed                                                (11,608)        (31,734)        (18,676)        (37,741)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                      (9,796)        (25,370)        (15,368)        (12,020)
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                    2,878          16,923              17           1,995
     Dividends reinvested                                               250             473              67             146
     Shares redeemed                                                   (696)        (15,435)         (1,519)         (2,774)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                             2,432           1,961          (1,435)           (633)
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                       80             853              34             350
     Dividends reinvested                                                74             107               9              24
     Shares redeemed                                                   (356)         (1,340)           (265)           (792)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                              (202)           (380)           (222)           (418)
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                      185              82              34             254
     Dividends reinvested                                                68             121              10              39
     Shares redeemed                                                   (514)         (2,287)         (1,041)         (2,438)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                              (261)         (2,084)           (997)         (2,145)
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Change from capital transactions                               $     (7,827)   $    (25,873)   $    (18,022)   $    (15,216)
                                                               ============    ============    ============    ============

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                                                       89             564             304           2,454
     Dividends reinvested                                                85              39              20              43
     Shares redeemed                                                 (1,113)         (3,016)         (1,828)         (3,667)
                                                               ------------    ------------    ------------    ------------
     Total Institutional Shares                                        (939)         (2,413)         (1,504)         (1,170)
                                                               ------------    ------------    ------------    ------------

Class A Shares
     Shares issued                                                      275           1,607               2             196
     Dividends reinvested                                                24              45               7              14
     Shares redeemed                                                    (66)         (1,480)           (150)           (269)
                                                               ------------    ------------    ------------    ------------
     Total Class A Shares                                               233             172            (141)            (59)
                                                               ------------    ------------    ------------    ------------

Class B Shares
     Shares issued                                                        8              83               3              34
     Dividends reinvested                                                 7              10               1               2
     Shares redeemed                                                    (35)           (130)            (26)            (76)
                                                               ------------    ------------    ------------    ------------
     Total Class B Shares                                               (20)            (37)            (22)            (40)
                                                               ------------    ------------    ------------    ------------

Class C Shares
     Shares issued                                                       18               8               3              25
     Dividends reinvested                                                 7              12               1               4
     Shares redeemed                                                    (50)           (220)           (102)           (237)
                                                               ------------    ------------    ------------    ------------
     Total Class C Shares                                               (25)           (200)            (98)           (208)
                                                               ------------    ------------    ------------    ------------

Advisor Shares
     Shares issued                                                       NA              NA              NA              NA
     Dividends reinvested                                                NA              NA              NA              NA
     Shares redeemed                                                     NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------
     Total Advisor Shares                                                NA              NA              NA              NA
                                                               ------------    ------------    ------------    ------------

Change from share transactions                                         (751)         (2,478)         (1,765)         (1,477)
                                                               ============    ============    ============    ============


________________________

(a)   Unaudited.

(b) Reflects operations for the period from August 1, 2003 (date of commencement of operations) to July 31, 2004 for Class C Shares.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                    118-119 Spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. At January 31, 2005, the Trust consisted of thirty-five separate investment portfolios.

The accompanying financial statements and notes relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

PORTFOLIO NAME

Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")

Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund")

Fifth Third Quality Growth Fund ("Quality Growth Fund")

Fifth Third Large Cap Core Fund ("Large Cap Core Fund")

Fifth Third Equity Index Fund ("Equity Index Fund")

Fifth Third Balanced Fund ("Balanced Fund")

Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")

Fifth Third Small Cap Value Fund ("Small Cap Value Fund")

Fifth Third Multi Cap Value Fund ("Multi Cap Value Fund")

Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value
Fund")

Fifth Third LifeModel Aggressive Fund SM ("LifeModel Aggressive Fund SM")

Fifth Third LifeModel Moderately Aggressive Fund SM ("LifeModel Moderately Aggressive Fund SM")

Fifth Third LifeModel Moderate Fund SM ("LifeModel Moderate Fund SM")

Fifth Third LifeModel Moderately Conservative Fund SM ("LifeModel Moderately Conservative Fund SM")

Fifth Third LifeModel Conservative Fund SM ("LifeModel Conservative Fund SM")

Fifth Third Strategic Income Fund ("Strategic Income Fund")

Fifth Third Select Stock Fund ("Select Stock Fund", formerly the " Fifth Third Large Cap Opportunity Fund")

Fifth Third Technology Fund ("Technology Fund")

Fifth Third International Equity Fund ("International Equity Fund")

Fifth Third Bond Fund ("Bond Fund")

Fifth Third Intermediate Bond Fund ("Intermediate Bond
Fund")

Fifth Third Short Term Bond Fund ("Short Term Bond Fund")

Fifth Third U.S. Government Bond Fund ("U.S. Government Bond Fund")

Fifth Third Municipal Bond Fund ("Municipal Bond Fund")

Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal Bond
Fund")

Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond Fund")

Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond Fund")

The Short Term Bond Fund and U.S. Government Bond Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. The Large Cap Core Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM, LifeModel Conservative Fund SM, Select Stock Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund offer four classes of shares:
Institutional Shares, Class A Shares, Class B Shares and Class C Shares. The Equity Index Fund offers eight classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares, Advisor Shares, Select Shares, Preferred Shares and Trust Shares. The remainder of the Funds each offer five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. The Class A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B Shares made within six years of purchase and certain redemptions of Class C Shares made within one year of purchase are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Each class of shares for each Fund has identical rights and privileges except with respect to

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

administrative services fees paid by Class C Shares, Select Shares, Preferred Shares and Trust Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares. The Micro Cap Value Fund is closed to all investors with the exception of certain "qualified" retirement plans. Class B Shares of the Intermediate Bond Fund and Intermediate Municipal Bond Fund are closed for purchases to all investors.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(2) REORGANIZATION

On November 10, 2003, the net assets of the Fifth Third Worldwide Fund and the Fifth Third International GDP Fund were exchanged for shares of the International Equity Fund. This exchange qualified as a tax-free exchange for federal income tax purposes. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the exchange (Amounts in thousands except per share amounts):



                                          INSTITUTIONAL SHARES               CLASS A SHARES
                                      ----------------------------     ---------------------------
                                                             NET                             NET
                                                 NET        ASSET                 NET       ASSET
                                      SHARES    ASSETS      VALUE      SHARES    ASSETS     VALUE
                                      ------   ---------   -------     ------   --------   -------
Worldwide Fund (a)                       253   $   3,277   $ 12.96         NA         NA        NA
International Equity Fund (a)         23,754     205,379      8.65      1,313   $ 11,378   $  8.67
International GDP Fund (a)            14,770     169,484     11.47        457      5,153     11.27
                                      ------   ---------   -------     ------   --------   -------
International Equity Fund (b) (c)     43,736   $ 378,140   $  8.65      1,908   $ 16,531   $  8.67




                                             CLASS B SHARES                  CLASS C SHARES
                                      ----------------------------     ---------------------------
                                                             NET                             NET
                                                 NET        ASSET                 NET       ASSET
                                      SHARES    ASSETS      VALUE      SHARES    ASSETS     VALUE
                                      ------   ---------   -------     ------   --------   -------
Worldwide Fund (a)                        NA          NA        NA         30      $ 370   $ 12.52
International Equity Fund (a)             48       $ 413   $  8.59         16        134      8.38
International GDP Fund (a)                 6          70     11.41          1          9     11.51
                                      ------   ---------   -------     ------   --------   -------
International Equity Fund (b) (c)         56       $ 483   $  8.59         61      $ 513   $  8.38




                                             ADVISOR SHARES
                                      ----------------------------
                                                             NET         UNREALIZED
                                                 NET        ASSET       APPRECIATION
                                      SHARES    ASSETS      VALUE      (DEPRECIATION)
                                      ------   ---------   -------     --------------
Worldwide Fund (a)                     1,249   $  15,823   $ 12.67          $   1,422
International Equity Fund (a)             NA          NA        NA              4,477
International GDP Fund (a)                NA          NA        NA            (33,788)
                                      ------   ---------   -------          ---------
International Equity Fund (b) (c)      1,826   $  15,823   $  8.67          $ (27,889)


(a)   Before reorganization.

(b)   After reorganization.

(c) The Fifth Third International Equity Fund retained its investment objective and financial history after the reorganization.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

(3) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as, the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Securities invested in the International Equity Fund are valued at the closing mid-market price on that exchange on the day of computation. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees ("Trustees"). Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Fund uses fair value pricing, the value assigned to the International Equity Fund's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION--The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FORWARD CURRENCY CONTRACTS--The International Equity Fund may enter into forward currency contracts ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities of foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FUTURES CONTRACTS--The Funds, with the exception of the Micro Cap Value Fund, the Multi Cap Value Fund and the Strategic Income Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The International Equity Fund held $4,464,481 in cash as collateral for its futures contracts which is restricted as to its use by the Fund.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (TBA)--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of their total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the prior day's market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

IN-KIND REDEMPTIONS--In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Funds recognize a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Funds recognize a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended January 31, 2005, the Equity Index Fund and Short Term Bond Fund realized $54,186,774 of net gain and $38,878 of net loss on $85,666,327 and $14,113,251 of in-kind redemptions, respectively.

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as distribution fees.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends, if any, from net investment income are declared daily and paid monthly for the Strategic Income Fund. Dividends, if any, from net investment income are declared and paid monthly for the Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund. Dividends, if any, from net investment income are declared and paid quarterly for the Mid Cap Growth Fund, Quality Growth Fund, Large Cap Core Fund, Equity Index Fund, Balanced Fund, Micro Cap Value Fund, Multi Cap Value Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM, LifeModel Conservative Fund SM, Select Stock Fund and Technology Fund. Dividends, if any, from net investment income are declared and paid annually for the Small Cap Growth Fund, Small Cap Value Fund and International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends to shareholders are recorded on the ex-dividend date.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, amortization and/or accretion of securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.70% for the Small Cap Growth Fund and Large Cap Core Fund, 0.80% for the Mid Cap Growth Fund, Quality Growth Fund, Balanced Fund, Disciplined Large Cap Value Fund and Select Stock Fund, 0.30% for the Equity Index Fund, 1.00% for the Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Technology Fund and International Equity Fund, 0.90% for the Small Cap Value Fund, 0.15% for the LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM and LifeModel Conservative Fund SM, 0.60% for the Bond Fund, 0.55% for the Intermediate Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund, 0.50% for the Short Term Bond Fund and 0.45% for the Michigan Municipal Bond Fund.

Morgan Stanley Asset Management, Inc. is the International Equity Fund's Sub-Advisor. The Advisor compensates the Sub-Advisor at a rate based on the Fund's average daily net assets.

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third"), an affiliate of the Advisor, serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the average daily net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, 0.17% of the average daily net assets of the Trust between $2 billion and $15 billion, and 0.15% of more than $15 billion of the average daily net assets of the Trust. In addition, there shall be an annual fee of $10,000 per class in excess of four classes per Fund. Effective with the start of fiscal year 2003, any Fund that commences operations shall be subject to an annual minimum fee of $20,000. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of the Trust subject to certain minimums and reimbursement of out-of-pocket expenses. In addition, BISYS provides an employee to serve as Chief Compliance Officer for the Funds including providing certain related services, for which it receives an additional fee.

The Advisor and Administrator have entered into expense limitation agreements with the Trust. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Advisor and Administrator. If the operating expenses are less than the expense limit for the Fund, the Advisor and Administrator shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund. Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the Fund to exceed the expense limit. For the period from November 29, 2004 through January 31, 2005, the expense limits and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):



                                     LARGE CAP    SMALL CAP     SELECT STOCK    BOND    INTERMEDIATE
                                     CORE FUND    VALUE FUND        FUND        FUND     BOND FUND
                                     ---------    ----------    ------------    ----    ------------
Institutional Shares                      0.92%         1.25%           1.45%   0.78%           0.76%
Class A Shares                            1.17%         1.50%           1.70%   1.03%           1.01%
Class B Shares                            1.92%         2.25%           2.45%   1.78%           1.76%
Class C Shares                            1.92%         2.25%           2.45%   1.78%           1.76%
Advisor Shares                              NA          1.75%             NA    1.28%             NA

Amount subject to recoupment
   expiring on November 28, 2005.        $  24         $  --           $  10    $ 61           $  65


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                MICHIGAN
                                     SHORT TERM   MUNICIPAL     MUNICIPAL
                                     BOND FUND    BOND FUND     BOND FUND
                                     ----------   ---------     ---------

Institutional Shares                       0.73%       0.77%         0.68%
Class A Shares                             0.98%       1.02%         0.93%
Class B Shares                               NA        1.77%         1.68%
Class C Shares                             1.73%       1.77%         1.68%
Advisor Shares                               NA        1.27%           NA

Amount subject to recoupment
   expiring on November 28, 2005         $   26      $   24         $  19


For the period from October 20, 2003 for the Equity Index Fund, August 1, 2002 for the LifeModel Funds and November 10, 2003 for the International Equity Fund through January 31, 2005, the expense limits currently in place and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):


                                                             LIFEMODEL
                                     EQUITY    LIFEMODEL     MODERATELY    LIFEMODEL
                                     INDEX     AGGRESSIVE    AGGRESSIVE    MODERATE
                                      FUND     FUND (SM)      FUND (SM)    FUND (SM)
                                     ------    ----------    ----------    ---------
Institutional Shares                   0.19%         0.08%         0.08%        0.08%
Class A Shares                         0.44%         0.33%         0.33%        0.33%
Class B Shares                         1.19%         1.08%         1.08%        1.08%
Class C Shares                         1.19%         1.08%         1.08%        1.08%
Advisor Shares                         0.69%           NA            NA           NA
Select Shares                          0.27%           NA            NA           NA
Preferred Shares                       0.34%           NA            NA           NA
Trust Shares                           0.44%           NA            NA           NA

Amount subject to recoupment
   expiring on November 30, 2005.   $ 2,907        $  686      $  1,295      $ 1,927


                                     LIFEMODEL
                                     MODERATELY     LIFEMODEL     INTERNATIONAL
                                    CONSERVATIVE   CONSERVATIVE      EQUITY
                                      FUND(SM)      FUND (SM)         FUND
                                    ------------   ------------   -------------

Institutional Shares                        0.08%          0.08%           1.35%
Class A Shares                              0.33%          0.33%           1.60%
Class B Shares                              1.08%          1.08%           2.35%
Class C Shares                              1.08%          1.08%           2.35%
Advisor Shares                                NA             NA            1.85%

Amount subject to recoupment
   expiring on November 30, 2005.          $ 749          $ 508           $ 290


Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor. For the six months ended January 31, 2005, the Distributor received $1,849,914 from commissions earned on sales of Class A Shares and redemption of Class B Shares and Class C Shares, of which, the Distributor re-allowed $1,179,102 to affiliated broker-dealers of the Funds.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ADMINISTRATIVE SERVICES FEE--The Trust has approved an Administrative Services Agreement with Fifth Third Funds Distributor, Inc. with respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares. Under the Agreement, the Funds may make payments to the distributor and other financial institutions, which may include affiliates of the advisor, of up to 0.25% of the average daily net assets for Class C Shares, up to 0.08% of the average daily net assets for Select Shares, up to 0.15% of the average daily net assets for Preferred Shares and up to 0.25% of the average daily net assets for Trust Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT--Fifth Third served as transfer and dividend disbursing agent for the period prior to October 1, 2004. Transfer Agent fees for the period from August 1, 2004 through October 31, 2004 were computed at 0.0225% of the average daily net assets of each Funds' shares. In addition, there was an annual fee of $7,500 per additional class of shares per Fund. Effective October 1, 2004, BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a wholly owned subsidiary of The BISYS Group, Inc., began serving as transfer and dividend disbursing agent. Pursuant to a separate agreement, BISYS Ohio retained the Advisor to perform certain services for the Trust and each investment portfolio of the Trust, for which the Advisor will receive a fee from BISYS Ohio computed as a percentage of the average daily net assets of each Fund. Effective November 1, 2004, transfer agent fees are computed at 0.0195% of the average daily net assets of each Funds' shares up to $700 million, 0.017% of the average daily net assets of each Funds' shares between $700 million and $1 billion, 0.0155% of the average daily net assets of each Funds' shares between $1 billion and $2 billion and 0.013% of more than $2 billion of the average daily net assets of all Funds with the exception of the Equity Index Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM and the LifeModel Conservative Fund SM. For the Equity Index Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM and the LifeModel Conservative Fund SM, transfer agent fees are computed at 0.0185% of the average daily net assets of each Funds' shares up to $700 million, 0.017% of the average daily net assets of each Funds' shares between $700 million and $1 billion, 0.0155% of the average daily net assets of each Funds' shares between $1 billion and $2 billion and 0.0125% of more than $2 billion of the average daily net assets of each Funds' shares. In addition, there is an annual fee of $3,000 per additional class of shares per Fund.

ACCOUNTING AND CUSTODY FEES--Fifth Third maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Accounting fees are computed at 0.02% of the average daily net assets of each Funds' shares up to $500 million, 0.015% of the average daily net assets of each Funds' shares between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Funds' shares. The minimum annual fee per Fund shall be $30,000. In addition, there shall be an annual fee of $10,000 per additional class of shares per Fund. Custody fees are computed at 0.01% of the average daily net assets of each Funds' shares up to $25 million, 0.0075% of the average daily net assets of each Funds' shares between $25 million and $100 million, 0.005% of the average daily net assets of each Funds' shares between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Funds' shares plus transaction charges. Pursuant to a separate agreement with Fifth Third, BISYS Ohio performs sub-accounting services on behalf of the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of each Fund plus annual fees for additional classes of shares per Fund and reimbursement of out-of-pocket fees and other miscellaneous expenses.

Certain officers of the Trust are affiliated with the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended January 31, 2005, were as follows (Amounts in thousands):

                                                        PURCHASES        SALES
                                                        ---------      ---------
Small Cap Growth Fund                                   $  62,387      $ 103,845
Mid Cap Growth Fund                                       123,395        138,694
Quality Growth Fund                                       281,282        483,941
Large Cap Core Fund                                        26,442         46,515
Equity Index Fund                                           7,859         27,637
Balanced Fund                                             123,377        155,188
Micro Cap Value Fund                                       13,811         31,635
Small Cap Value Fund                                       87,211         60,639
Multi Cap Value Fund                                       41,147         32,025
Disciplined Large Cap Value Fund                           59,603        103,722
LifeModel Aggressive Fund SM                               24,302         13,075
LifeModel Moderately Aggressive Fund SM                    64,053         28,292
LifeModel Moderate Fund SM                                 88,944         63,758
LifeModel Moderately Conservative Fund SM                  15,053         15,385
LifeModel Conservative Fund SM                             17,984         12,152
Strategic Income Fund                                      21,339         24,960
Select Stock Fund                                           1,163          4,322
Technology Fund                                            81,363         86,021
International Equity Fund                                  38,548         36,771
Bond Fund                                                 500,870        541,485
Intermediate Bond Fund                                    259,343        297,609
Short Term Bond Fund                                      172,270        174,627
U.S. Government Bond Fund                                  69,025         73,108
Municipal Bond Fund                                        15,826         20,855
Intermediate Municipal Bond Fund                           71,761         98,277
Ohio Municipal Bond Fund                                    8,897         15,584
Michigan Municipal Bond Fund                                3,088         22,168

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The Trust participates in a credit agreement with Citibank N.A. Under the terms of the agreement, the Trust may borrow up to $75 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank N.A. receives an annual facility fee of 0.09% on the aggregate principal amount committed under the agreement for providing the Line of Credit. Each Fund pays a pro-rata portion of this facility fee, plus any interest on amounts borrowed. For the six months ended January 31, 2005, there were no borrowings against the line of credit.

(7) CONCENTRATION OF CREDIT RISK

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Intermediate Municipal Bond Fund held a substantial amount of their assets in debt obligations issued by the State of Michigan and their political subdivisions, agencies and public authorities at January 31, 2005. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest a substantial portion of their assets in debt obligations issued by the State of Ohio and the State of Michigan, respectively, and their political subdivisions, agencies and public authorities. The Funds are more susceptible to factors adversely affecting issuers of Ohio and Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                   CHANGE IN NET ASSETS
                                                                RESULTING FROM OPERATIONS
                                                             --------------------------------
                                                                                NET REALIZED
                                                                                    AND
                                                                                 UNREALIZED      CHANGE IN
                                                NET ASSET                      GAINS/(LOSSES)    NET ASSETS
                                                 VALUE,           NET               FROM         RESULTING
                                                BEGINNING     INVESTMENT         INVESTMENT         FROM
                                                OF PERIOD    INCOME/(LOSS)      TRANSACTIONS     OPERATIONS
                                                ---------    -------------     --------------    -----------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 12/31/99                             $   15.46             0.02               4.16           4.18
Year ended 12/31/00                             $   19.29               --              (0.08)         (0.08)
1/01/01 to 7/31/01(c)                           $   19.02            (0.02)             (1.08)         (1.10)
Year ended 7/31/02                              $   17.86            (0.04)             (3.56)         (3.60)
Year ended 7/31/03                              $   13.70            (0.03)              2.23           2.20
Year ended 7/31/04                              $   15.90            (0.12)@             1.43           1.31
Six months ended 1/31/05+                       $   15.48            (0.05)              1.78           1.73
                                                ---------    -------------     --------------    -----------
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 12/31/99                             $   15.39            (0.02)              4.15           4.13
Year ended 12/31/00                             $   19.19               --              (0.13)         (0.13)
1/01/01 to 7/31/01(c)                           $   18.87            (0.04)             (1.06)         (1.10)
Year ended 7/31/02                              $   17.71            (0.07)             (3.56)         (3.63)
Year ended 7/31/03                              $   13.52            (0.06)              2.19           2.13
Year ended 7/31/04                              $   15.65            (0.17)@             1.43           1.26
Six months ended 1/31/05+                       $   15.18            (0.07)              1.75           1.68
                                                ---------    -------------     --------------    -----------
SMALL CAP GROWTH FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $   16.54            (0.05)             (2.34)         (2.39)
Year ended 7/31/03                              $   13.59            (0.14)              2.16           2.02
Year ended 7/31/04                              $   15.61            (0.29)@             1.43           1.14
Six months ended 1/31/05+                       $   15.02            (0.12)              1.71           1.59
                                                ---------    -------------     --------------    -----------
SMALL CAP GROWTH FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $   16.54            (0.11)             (2.28)         (2.39)
Year ended 7/31/03                              $   13.59            (0.14)              2.17           2.03
Year ended 7/31/04                              $   15.62            (0.29)@             1.43           1.14
Six months ended 1/31/05+                       $   15.03            (0.13)              1.73           1.60
                                                ---------    -------------     --------------    -----------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $   16.54            (0.03)             (2.31)         (2.34)
Year ended 7/31/03                              $   13.64            (0.06)              2.17           2.11
Year ended 7/31/04                              $   15.75            (0.21)@             1.44           1.23
Six months ended 1/31/05+                       $   15.25            (0.08)              1.74           1.66
                                                ---------    -------------     --------------    -----------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00                              $   15.87            (0.04)              4.63           4.59
Year ended 7/31/01                              $   19.28               --              (1.69)         (1.69)
Year ended 7/31/02                              $   15.10            (0.06)             (4.33)         (4.39)
Year ended 7/31/03                              $   10.24            (0.07)@             1.85           1.78
Year ended 7/31/04                              $   12.02            (0.09)              1.03           0.94
Six months ended 1/31/05+                       $   12.96            (0.04)              1.48           1.44
                                                ---------    -------------     --------------    -----------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/00                              $   15.82            (0.08)              4.60           4.52
Year ended 7/31/01                              $   19.16               --              (1.73)         (1.73)
Year ended 7/31/02                              $   14.94            (0.09)             (4.27)         (4.36)
Year ended 7/31/03                              $   10.11            (0.09)@             1.80           1.71
Year ended 7/31/04                              $   11.82            (0.12)              1.02           0.90
Six months ended 1/31/05+                       $   12.72            (0.06)              1.45           1.39
                                                ---------    -------------     --------------    -----------
MID CAP GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                          $   17.91               --              (0.56)         (0.56)
Year ended 7/31/02                              $   14.86            (0.14)             (4.27)         (4.41)
Year ended 7/31/03                              $    9.98            (0.17)@             1.78           1.61
Year ended 7/31/04                              $   11.59            (0.21)              1.00           0.79
Six months ended 1/31/05+                       $   12.38            (0.10)              1.40           1.30
                                                ---------    -------------     --------------    -----------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/00                              $   15.52            (0.16)              4.47           4.31
Year ended 7/31/01                              $   18.65               --              (1.80)         (1.80)
Year ended 7/31/02                              $   14.36            (0.18)              4.08)         (4.26)
Year ended 7/31/03                              $    9.63            (0.16)@             1.70           1.54
Year ended 7/31/04                              $   11.17            (0.21)              0.98           0.77
Six months ended 1/31/05+                       $   11.94            (0.10)              1.35           1.25
                                                ---------    -------------     --------------    -----------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $   13.47            (0.04)             (2.87)         (2.91)
Year ended 7/31/03                              $   10.09            (0.12)@             1.81           1.69
Year ended 7/31/04                              $   11.78            (0.12)              0.99           0.87
Six months ended 1/31/05+                       $   12.65            (0.07)              1.43           1.36
                                                ---------    -------------     --------------    -----------




                                                  LESS DIVIDENDS AND
                                                  DISTRIBUTIONS FROM
                                                ----------------------
                                                                                              NET        TOTAL
                                                                               TOTAL         ASSET       RETURN
                                                   NET          NET          DIVIDENDS      VALUE,     (EXCLUDES
                                                INVESTMENT    REALIZED          AND         END OF       SALES
                                                  INCOME       GAINS       DISTRIBUTIONS    PERIOD      CHARGE)
                                                ----------    --------     -------------    -------    ---------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                  (0.02)      (0.33)            (0.35)   $ 19.29        27.98%
Year ended 12/31/00                                     --       (0.19)            (0.19)   $ 19.02        (0.38%)
1/01/01 to 7/31/01(c)                                   --       (0.06)            (0.06)   $ 17.86        (5.75%)*
Year ended 7/31/02                                      --       (0.56)            (0.56)   $ 13.70       (20.80%)
Year ended 7/31/03                                      --          --                --    $ 15.90        16.06%
Year ended 7/31/04                                      --       (1.73)            (1.73)   $ 15.48         7.31%
Six months ended 1/31/05+                               --       (2.87)            (2.87)   $ 14.34        11.19%*
                                                ----------    --------     -------------    -------    ---------
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 12/31/99                                     --       (0.33)            (0.33)   $ 19.19        27.73%
Year ended 12/31/00                                     --       (0.19)            (0.19)   $ 18.87        (0.59%)
1/01/01 to 7/31/01(c)                                   --       (0.06)            (0.06)   $ 17.71        (5.85%)*
Year ended 7/31/02                                      --       (0.56)            (0.56)   $ 13.52       (21.15%)
Year ended 7/31/03                                      --          --                --    $ 15.65        15.75%
Year ended 7/31/04                                      --       (1.73)            (1.73)   $ 15.18         7.16%
Six months ended 1/31/05+                               --       (2.87)            (2.87)   $ 13.99        11.01%*
                                                ----------    --------     -------------    -------    ---------
SMALL CAP GROWTH FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  --       (0.56)            (0.56)   $ 13.59       (13.01%)*
Year ended 7/31/03                                      --          --                --    $ 15.61        14.86%
Year ended 7/31/04                                      --       (1.73)            (1.73)   $ 15.02         6.30%
Six months ended 1/31/05+                               --       (2.87)            (2.87)   $ 13.74        10.57%*
                                                ----------    --------     -------------    -------    ---------
SMALL CAP GROWTH FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  --       (0.56)            (0.56)   $ 13.59       (13.01%)*
Year ended 7/31/03                                      --          --                --    $ 15.62        14.94%
Year ended 7/31/04                                      --       (1.73)            (1.73)   $ 15.03         6.29%
Six months ended 1/31/05+                               --       (2.87)            (2.87)   $ 13.76        10.65%*
                                                ----------    --------     -------------    -------    ---------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                  --       (0.56)            (0.56)   $ 13.64       (12.69%)*
Year ended 7/31/03                                      --          --                --    $ 15.75        15.47%
Year ended 7/31/04                                      --       (1.73)            (1.73)   $ 15.25         6.84%
Six months ended 1/31/05+                               --       (2.87)            (2.87)   $ 14.04        10.89%*
                                                ----------    --------     -------------    -------    ---------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                      --       (1.18)            (1.18)   $ 19.28        30.65%
Year ended 7/31/01                                      --       (2.49)            (2.49)   $ 15.10        (9.94%)
Year ended 7/31/02                                      --       (0.47)            (0.47)   $ 10.24       (30.02%)
Year ended 7/31/03                                      --          --                --    $ 12.02        17.38%
Year ended 7/31/04                                      --          --                --    $ 12.96         7.82%
Six months ended 1/31/05+                               --          --                --    $ 14.40        11.11%*
                                                ----------    --------     -------------    -------    ---------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/00                                      --       (1.18)            (1.18)   $ 19.16        30.22%
Year ended 7/31/01                                      --       (2.49)            (2.49)   $ 14.94       (10.18%)
Year ended 7/31/02                                      --       (0.47)            (0.47)   $ 10.11       (30.21%)
Year ended 7/31/03                                      --          --                --    $ 11.82        17.03%
Year ended 7/31/04                                      --          --                --    $ 12.72         7.61%
Six months ended 1/31/05+                               --          --                --    $ 14.11        10.93%*
                                                ----------    --------     -------------    -------    ---------
MID CAP GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                  --       (2.49)            (2.49)   $ 14.86        (4.46%)*
Year ended 7/31/02                                      --       (0.47)            (0.47)   $  9.98       (30.65%)
Year ended 7/31/03                                      --          --                --    $ 11.59        16.13%
Year ended 7/31/04                                      --          --                --    $ 12.38         6.82%
Six months ended 1/31/05+                               --          --                --    $ 13.68        10.50%*
                                                ----------    --------     -------------    -------    ---------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/00                                      --       (1.18)            (1.18)   $ 18.65        29.48%
Year ended 7/31/01                                      --       (2.49)            (2.49)   $ 14.36       (10.95%)
Year ended 7/31/02                                      --       (0.47)            (0.47)   $  9.63       (30.67%)
Year ended 7/31/03                                      --          --                --    $ 11.17        15.99%
Year ended 7/31/04                                      --          --                --    $ 11.94         6.89%
Six months ended 1/31/05+                               --          --                --    $ 13.19        10.47%*
                                                ----------    --------     -------------    -------    ---------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                  --       (0.47)            (0.47)   $ 10.09       (19.75%)*
Year ended 7/31/03                                      --          --                --    $ 11.78        16.75%
Year ended 7/31/04                                      --          --                --    $ 12.65         7.39%
Six months ended 1/31/05+                               --          --                --    $ 14.01        10.75%*
                                                ----------    --------     -------------    -------    ---------




                                                                       RATIOS/SUPPLEMENTAL DATA
                                                -----------------------------------------------------------------------
                                                             RATIOS OF                        RATIOS OF
                                                  NET        EXPENSES      RATIOS OF NET       EXPENSES
                                                 ASSETS,        TO           INVESTMENT           TO
                                                 END OF       AVERAGE      INCOME/(LOSS)       AVERAGE        PORTFOLIO
                                                 PERIOD         NET          TO AVERAGE          NET          TURNOVER
                                                 (000's)      ASSETS         NET ASSETS       ASSETS (a)      RATE (b)
                                                ---------    ---------     -------------      ----------      ---------
Small Cap Growth Fund Institutional Shares
Year ended 12/31/99                             $ 746,428         0.94%             0.14%           0.95%            19%
Year ended 12/31/00                             $ 804,758         0.91%            (0.11%)          0.92%            28%
1/01/01 to 7/31/01(c)                           $ 724,275         0.93%**          (0.16%)**        0.93%**          13%
Year ended 7/31/02                              $ 485,623         0.93%            (0.21%)          0.96%            25%
Year ended 7/31/03                              $ 391,934         0.93%            (0.16%)          0.98%            63%
Year ended 7/31/04                              $ 223,439         1.00%            (0.72%)          1.00%            95%
Six months ended 1/31/05+                       $ 216,100         1.01%**          (0.73%)**        1.01%**          24%
                                                ---------    ---------     -------------      ----------      ---------
Small Cap Growth Fund Class A Shares
Year ended 12/31/99                             $  26,282         1.19%            (0.11%)          1.20%            19%
Year ended 12/31/00                             $  25,231         1.16%            (0.36%)          1.17%            28%
1/01/01 to 7/31/01(c)                           $  21,481         1.18%**          (0.41%)**        1.18%**          13%
Year ended 7/31/02                              $  16,468         1.18%            (0.46%)          1.21%            25%
Year ended 7/31/03                              $  16,471         1.19%            (0.42%)          1.23%            63%
Year ended 7/31/04                              $  25,921         1.25%            (0.99%)          1.25%            95%
Six months ended 1/31/05+                       $  24,413         1.26%**          (0.98%)**        1.26%**          24%
                                                ---------    ---------     -------------      ----------      ---------
Small Cap Growth Fund Class B Shares
10/29/01(d) to 7/31/02                          $     872         1.93%**          (1.25%)**        1.98%**          25%
Year ended 7/31/03                              $   1,407         1.94%            (1.17%)          1.98%            63%
Year ended 7/31/04                              $   1,784         2.00%            (1.74%)          2.00%            95%
Six months ended 1/31/05+                       $   1,908         2.01%**          (1.73%)**        2.01%**          24%
                                                ---------    ---------     -------------      ----------      ---------
Small Cap Growth Fund Class C Shares
10/29/01(d) to 7/31/02                          $     346         1.93%**          (1.26%)**        1.97%**          25%
Year ended 7/31/03                              $     436         1.93%            (1.16%)          1.98%            63%
Year ended 7/31/04                              $     810         2.00%            (1.74%)          2.00%            95%
Six months ended 1/31/05+                       $     760         2.01%**          (1.73%)**        2.01%**          24%
                                                ---------    ---------     -------------      ----------      ---------
Small Cap Growth Fund Advisor Shares
10/29/01(d) to 7/31/02                          $     220         1.43%**          (0.74%)**        1.48%**          25%
Year ended 7/31/03                              $     469         1.44%            (0.66%)          1.48%            63%
Year ended 7/31/04                              $   1,173         1.51%            (1.26%)          1.51%            95%
Six months ended 1/31/05+                       $   1,264         1.51%**          (1.23%)**        1.51%**          24%
                                                ---------    ---------     -------------      ----------      ---------
Mid Cap Growth Fund Institutional Shares
Year ended 7/31/00                              $ 242,641         0.99%            (0.26%)          1.04%            42%
Year ended 7/31/01                              $ 255,634         1.02%            (0.24%)          1.06%            26%
Year ended 7/31/02                              $ 207,807         1.12%            (0.49%)          1.14%            27%
Year ended 7/31/03                              $ 335,285         1.10%            (0.65%)          1.10%            25%
Year ended 7/31/04                              $ 335,815         1.09%            (0.68%)          1.09%            83%
Six months ended 1/31/05+                       $ 361,166         1.08%**          (0.52%)**        1.08%**          31%
                                                ---------    ---------     -------------      ----------      ---------
Mid Cap Growth Fund Class A Shares
Year ended 7/31/00                              $  36,430         1.24%            (0.51%)          1.29%            42%
Year ended 7/31/01                              $  41,278         1.28%            (0.49%)          1.32%            26%
Year ended 7/31/02                              $  30,165         1.36%            (0.74%)          1.39%            27%
Year ended 7/31/03                              $  35,504         1.35%            (0.89%)          1.35%            25%
Year ended 7/31/04                              $  49,586         1.34%            (0.93%)          1.34%            83%
Six months ended 1/31/05+                       $  45,600         1.33%**          (0.76%)**        1.33%**          31%
                                                ---------    ---------     -------------      ----------      ---------
Mid Cap Growth Fund Class B Shares
10/11/00(d) to 7/31/01                          $   3,757         2.05%**          (1.24%)**        2.09%**          26%
Year ended 7/31/02                              $   5,008         2.12%            (1.51%)          2.15%            27%
Year ended 7/31/03                              $   5,846         2.10%            (1.64%)          2.10%            25%
Year ended 7/31/04                              $   6,730         2.09%            (1.68%)          2.09%            83%
Six months ended 1/31/05+                       $   6,850         2.08%**          (1.51%)**        2.08%**          31%
                                                ---------    ---------     -------------      ----------      ---------
Mid Cap Growth Fund Class C Shares
Year ended 7/31/00                              $     979         1.74%            (1.01%)          2.04%            42%
Year ended 7/31/01                              $   1,410         1.99%            (1.20%)          2.15%            26%
Year ended 7/31/02                              $   1,061         2.12%            (1.49%)          2.14%            27%
Year ended 7/31/03                              $   1,525         2.10%            (1.64%)          2.10%            25%
Year ended 7/31/04                              $   1,700         2.09%            (1.68%)          2.09%            83%
Six months ended 1/31/05+                       $   1,723         2.08%**          (1.51%)**        2.08%**          31%
                                                ---------    ---------     -------------      ----------      ---------
Mid Cap Growth Fund Advisor Shares
10/29/01(d) to 7/31/02                          $     145         1.68%**          (1.06%)**        1.71%**          27%
Year ended 7/31/03                              $     240         1.60%            (1.14%)          1.60%            25%
Year ended 7/31/04                              $     962         1.59%            (1.17%)          1.59%            83%
Six months ended 1/31/05+                       $   1,002         1.58%**          (1.01%)**        1.58%**          31%
                                                ---------    ---------     -------------      ----------      ---------



                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                   130 - 131 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                CHANGE IN NET ASSETS
                                                             RESULTING FROM OPERATIONS
                                                            ----------------------------
                                                                            NET REALIZED
                                                                                AND
                                                                             UNREALIZED    CHANGE IN
                                                NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                                                  VALUE,         NET            FROM       RESULTING
                                                BEGINNING    INVESTMENT      INVESTMENT      FROM
                                                OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
                                                ---------   -------------  -------------   ----------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00                              $   23.37           (0.02)          4.06         4.04
Year ended 7/31/01                              $   26.24              --          (4.85)       (4.85)
Year ended 7/31/02                              $   18.48           (0.04)         (4.94)       (4.98)
Year ended 7/31/03                              $   12.91            0.01           1.31         1.32
Year ended 7/31/04                              $   14.23           (0.04)          0.42         0.38
Six months ended 1/31/05+                       $   14.61            0.04           0.44         0.48
                                                ---------   -------------  -------------   ----------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/00                              $   23.31           (0.07)          4.05         3.98
Year ended 7/31/01                              $   26.12              --          (4.88)       (4.88)
Year ended 7/31/02                              $   18.33           (0.08)         (4.89)       (4.97)
Year ended 7/31/03                              $   12.77           (0.02)          1.29         1.27
Year ended 7/31/04                              $   14.04           (0.08)          0.42         0.34
Six months ended 1/31/05+                       $   14.38            0.02           0.43         0.45
                                                ---------   -------------  -------------   ----------
QUALITY GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                          $   24.17              --          (3.03)       (3.03)
Year ended 7/31/02                              $   18.23           (0.16)         (4.88)       (5.04)
Year ended 7/31/03                              $   12.60           (0.12)          1.27         1.15
Year ended 7/31/04                              $   13.75           (0.19)          0.43         0.24
Six months ended 1/31/05+                       $   13.99           (0.04)          0.42         0.38
                                                ---------   -------------  -------------   ----------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/00                              $   22.97           (0.19)          3.98         3.79
Year ended 7/31/01                              $   25.59              --          (4.90)       (4.90)
Year ended 7/31/02                              $   17.78           (0.20)         (4.71)       (4.91)
Year ended 7/31/03                              $   12.28           (0.11)          1.23         1.12
Year ended 7/31/04                              $   13.40           (0.20)          0.43         0.23
Six months ended 1/31/05+                       $   13.63           (0.04)          0.41         0.37
                                                ---------   -------------  -------------   ----------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $   16.79           (0.03)         (3.42)       (3.45)
Year ended 7/31/03                              $   12.75           (0.03)          1.26         1.23
Year ended 7/31/04                              $   13.98           (0.09)          0.40         0.31
Six months ended 1/31/05+                       $   14.29              --^          0.43         0.43
                                                ---------   -------------  -------------   ----------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                             $   18.03            0.12           3.20         3.32
Year ended 12/31/00                             $   20.42            0.07          (2.24)       (2.17)
1/1/01 to 7/31/01(c)                            $   16.84            0.03          (1.43)       (1.40)
Year ended 7/31/02                              $   15.17            0.08          (3.66)       (3.58)
Year ended 7/31/03                              $   11.20            0.12           0.63         0.75
Year ended 7/31/04                              $   11.84            0.12           1.36         1.48
Six months ended 1/31/05+                       $   13.20            0.11           1.06         1.17
                                                ---------   -------------  -------------   ----------
LARGE CAP CORE FUND CLASS A SHARES
Year ended 12/31/99                             $   17.88            0.07           3.18         3.25
Year ended 12/31/00                             $   20.25            0.02          (2.22)       (2.20)
1/1/01 to 7/31/01(c)                            $   16.69            0.02          (1.42)       (1.40)
Year ended 7/31/02                              $   15.02            0.05          (3.62)       (3.57)
Year ended 7/31/03                              $   11.07            0.08           0.64         0.72
Year ended 7/31/04                              $   11.70            0.07           1.36         1.43
Six months ended 1/31/05+                       $   13.04            0.09           1.04         1.13
                                                ---------   -------------  -------------   ----------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $   13.86            0.02          (2.41)       (2.39)
Year ended 7/31/03                              $   11.12              --^          0.65         0.65
Year ended 7/31/04                              $   11.75           (0.02)          1.36         1.34
Six months ended 1/31/05+                       $   13.08            0.04           1.06         1.10
                                                ---------   -------------  -------------   ----------
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $   13.86            0.03          (2.40)       (2.37)
Year ended 7/31/03                              $   11.15            0.01           0.63         0.64
Year ended 7/31/04                              $   11.76           (0.01)          1.35         1.34
Six months ended 1/31/05+                       $   13.08            0.04           1.05         1.09
                                                ---------   -------------  -------------   ----------




                                                  LESS DIVIDENDS AND
                                                  DISTRIBUTIONS FROM
                                                -----------------------
                                                                                              NET         TOTAL
                                                                               TOTAL         ASSET       RETURN
                                                  NET           NET          DIVIDENDS       VALUE,     (EXCLUDES
                                                INVESTMENT    REALIZED          AND          END OF      SALES
                                                 INCOME        GAINS       DISTRIBUTIONS     PERIOD      CHARGE)
                                                ---------    ----------    -------------     --------   ---------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                     --         (1.17)           (1.17)    $  26.24       17.82%
Year ended 7/31/01                                     --         (2.91)           (2.91)    $  18.48      (19.93%)
Year ended 7/31/02                                     --         (0.59)           (0.59)    $  12.91      (27.90%)
Year ended 7/31/03                                     --^          --                --^    $  14.23       10.23%
Year ended 7/31/04                                     --           --                --     $  14.61        2.67%
Six months ended 1/31/05+                              --           --                --     $  15.09        3.29%*
                                                ---------    ----------    -------------     --------   ---------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/00                                     --         (1.17)           (1.17)    $  26.12       17.60%
Year ended 7/31/01                                     --         (2.91)           (2.91)    $  18.33      (20.16%)
Year ended 7/31/02                                     --         (0.59)           (0.59)    $  12.77      (28.08%)
Year ended 7/31/03                                     --            --               --     $  14.04        9.95%
Year ended 7/31/04                                     --            --               --     $  14.38        2.42%
Six months ended 1/31/05+                              --            --               --     $  14.83        3.13%*
                                                ---------    ----------    -------------     --------   ---------
QUALITY GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                 --         (2.91)           (2.91)    $  18.23      (24.58%)*
Year ended 7/31/02                                     --         (0.59)           (0.59)    $  12.60      (28.63%)
Year ended 7/31/03                                     --            --               --     $  13.75        9.13%
Year ended 7/31/04                                     --            --               --     $  13.99        1.75%
Six months ended 1/31/05+                              --            --               --     $  14.37        2.72%*
                                                ---------    ----------    -------------     --------   ---------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/00                                     --         (1.17)           (1.17)    $  25.59       17.01%
Year ended 7/31/01                                     --         (2.91)           (2.91)    $  17.78      (20.71%)
Year ended 7/31/02                                     --         (0.59)           (0.59)    $  12.28      (28.62%)
Year ended 7/31/03                                     --            --               --     $  13.40        9.12%
Year ended 7/31/04                                     --            --               --     $  13.63        1.72%
Six months ended 1/31/05+                              --            --               --     $  14.00        2.71%*
                                                ---------    ----------    -------------     --------   ---------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                 --         (0.59)           (0.59)    $  12.75      (19.05%)*
Year ended 7/31/03                                     --            --               --     $  13.98        9.65%
Year ended 7/31/04                                     --            --               --     $  14.29        2.22%
Six months ended 1/31/05+                              --            --               --     $  14.72        3.01%*
                                                ---------    ----------    -------------     --------   ---------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                 (0.12)        (0.81)           (0.93)    $  20.42       18.79%
Year ended 12/31/00                                 (0.07)        (1.34)           (1.41)    $  16.84      (11.25%)
1/1/01 to 7/31/01(c)                                (0.03)        (0.24)           (0.27)    $  15.17       (8.24%)*
Year ended 7/31/02                                  (0.08)        (0.31)           (0.39)    $  11.20      (24.07%)
Year ended 7/31/03                                  (0.11)            --           (0.11)    $  11.84        6.79%
Year ended 7/31/04                                  (0.12)            --           (0.12)    $  13.20       12.50%
Six months ended 1/31/05+                           (0.11)        (0.35)           (0.46)    $  13.91        8.91%*
                                                ---------    ----------    -------------     --------   ---------
LARGE CAP CORE FUND CLASS A SHARES
Year ended 12/31/99                                 (0.07)        (0.81)           (0.88)    $  20.25       18.53%
Year ended 12/31/00                                 (0.02)        (1.34)           (1.36)    $  16.69      (11.47%)
1/1/01 to 7/31/01(c)                                (0.03)        (0.24)           (0.27)    $  15.02       (8.36%)*
Year ended 7/31/02                                  (0.07)        (0.31)           (0.38)    $  11.07      (24.25%)
Year ended 7/31/03                                  (0.09)           --            (0.09)    $  11.70        6.56%
Year ended 7/31/04                                  (0.09)           --            (0.09)    $  13.04       12.21%
Six months ended 1/31/05+                           (0.09)        (0.35)           (0.44)    $  13.73        8.72%*
                                                ---------    ----------    -------------     --------   ---------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                              (0.04)        (0.31)           (0.35)    $  11.12      (15.86%)*
Year ended 7/31/03                                  (0.02)           --            (0.02)    $  11.75        5.90%
Year ended 7/31/04                                  (0.01)           --            (0.01)    $  13.08       11.47%
Six months ended 1/31/05+                           (0.05)        (0.35)           (0.40)    $  13.78        8.31%*
                                                ---------    ----------    -------------     --------   ---------
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                              (0.03)        (0.31)           (0.34)    $  11.15      (15.66%)*
Year ended 7/31/03                                  (0.03)           --            (0.03)    $  11.76        5.72%
Year ended 7/31/04                                  (0.02)           --            (0.02)    $  13.08       11.38%
Six months ended 1/31/05+                           (0.04)        (0.35)           (0.39)    $  13.78        8.38%*
                                                ---------    ----------    -------------     --------   ---------




                                                                     RATIOS/SUPPLEMENTAL DATA
                                                ---------------------------------------------------------------------
                                                              RATIOS OF                      RATIOS OF
                                                   NET        REXPENSES    RATIOS OF NET      EXPENSES
                                                 ASSETS,         TO         INVESTMENT           TO
                                                 END OF       AVERAGE      INCOME/(LOSS)       AVERAGE      PORTFOLIO
                                                 PERIOD         NET        TO AVERAGE           NET         TURNOVER
                                                 (000's)       ASSETS      NET ASSETS        ASSETS (a)     RATE (b)
                                                ---------    ---------     -------------     ----------     ---------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00                              $ 814,820         1.00%            (0.10%)         1.03%           21%
Year ended 7/31/01                              $ 716,251         1.02%            (0.22%)         1.02%           20%
Year ended 7/31/02                              $ 566,235         1.09%            (0.24%)         1.09%           20%
Year ended 7/31/03                              $ 795,988         1.08%             0.05%          1.08%           19%
Year ended 7/31/04                              $ 882,256         1.07%            (0.24%)         1.07%           35%
Six months ended 1/31/05+                       $ 752,956         1.07%**           0.52%**        1.07%**         25%
                                                ---------    ---------     -------------     ----------     ---------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/00                              $ 208,342         1.25%            (0.35%)         1.28%           21%
Year ended 7/31/01                              $ 340,596         1.28%            (0.46%)         1.28%           20%
Year ended 7/31/02                              $ 221,972         1.34%            (0.49%)         1.34%           20%
Year ended 7/31/03                              $ 211,221         1.33%            (0.19%)         1.33%           19%
Year ended 7/31/04                              $ 220,904         1.32%            (0.49%)         1.32%           35%
Six months ended 1/31/05+                       $ 185,210         1.32%**           0.26%**        1.32%**         25%
                                                ---------    ---------     -------------     ----------     ---------
QUALITY GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                          $  14,531         2.05%**          (1.22%)**       2.05%**         20%
Year ended 7/31/02                              $  19,678         2.10%            (1.25%)         2.10%           20%
Year ended 7/31/03                              $  20,700         2.08%            (0.94%)         2.08%           19%
Year ended 7/31/04                              $  20,947         2.07%            (1.24%)         2.07%           35%
Six months ended 1/31/05+                       $  19,124         2.07%**          (0.50%)**       2.07%**         25%
                                                ---------    ---------     -------------     ----------     ---------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/00                              $  13,791         2.00%            (0.85%)         2.28%           21%
Year ended 7/31/01                              $  11,687         1.98%            (1.17%)         2.11%           20%
Year ended 7/31/02                              $   8,044         2.09%            (1.24%)         2.09%           20%
Year ended 7/31/03                              $   8,380         2.08%            (0.94%)         2.08%           19%
Year ended 7/31/04                              $   7,536         2.07%            (1.24%)         2.07%           35%
Six months ended 1/31/05+                       $   5,973         2.07%**           0.50%)**       2.07%**         25%
                                                ---------    ---------     -------------     ----------     ---------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $     366         1.69%**          (0.80%)**       1.69%**         20%
Year ended 7/31/03                              $   1,205         1.58%            (0.48%)         1.58%           19%
Year ended 7/31/04                              $   3,127         1.57%            (0.75%)         1.57%           35%
Six months ended 1/31/05+                       $   3,094         1.57%**           0.00%**        1.57%**         25%
                                                ---------    ---------     -------------     ----------     ---------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                             $ 822,414         0.92%             0.62%          0.93%            9%
Year ended 12/31/00                             $ 624,860         0.91%             0.35%          0.92%           14%
1/1/01 to 7/31/01(c)                            $ 547,524         0.93%**           0.40%**        0.94%**          5%
Year ended 7/31/02                              $ 520,727         0.93%             0.64%          0.97%            5%
Year ended 7/31/03                              $ 181,278         0.92%             0.99%          0.99%           13%
Year ended 7/31/04                              $  90,222         0.92%             0.84%          1.04%          101%
Six months ended 1/31/05+                       $  76,308         0.92%**           1.54%**        1.05%**         25%
                                                ---------    ---------     -------------     ----------     ---------
LARGE CAP CORE FUND CLASS A SHARES
Year ended 12/31/99                             $  58,336         1.18%             0.36%          1.19%            9%
Year ended 12/31/00                             $  47,847         1.16%             0.10%          1.17%           14%
1/1/01 to 7/31/01(c)                            $  38,659         1.18%**           0.15%**        1.19%**          5%
Year ended 7/31/02                              $  23,320         1.18%             0.38%          1.22%            5%
Year ended 7/31/03                              $  21,288         1.17%             0.72%          1.24%           13%
Year ended 7/31/04                              $  25,573         1.17%             0.58%          1.29%          101%
Six months ended 1/31/05+                       $  25,592         1.17%**           1.27%**        1.30%**         25%
                                                ---------    ---------     -------------     ----------     ---------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $     361         1.93%**          (0.36%)**       1.99%**          5%
Year ended 7/31/03                              $     557         1.92%            (0.05%)         1.98%           13%
Year ended 7/31/04                              $     783         1.92%            (0.17%)         2.04%          101%
Six months ended 1/31/05+                       $     856         1.92%**           0.51%**        2.05%**         25%
                                                ---------    ---------     -------------     ----------     ---------
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $      20         1.90%**          (0.12%)**       1.97%**          5%
Year ended 7/31/03                              $      29         1.92%            (0.04%)         1.99%           13%
Year ended 7/31/04                              $     158         1.92%            (0.23%)         2.03%          101%
Six months ended 1/31/05+                       $     160         1.92%**           0.53%**        2.05%**         25%
                                                ---------    ---------     -------------     ----------     ---------



                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                   132 - 133 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                 CHANGE IN NET ASSETS
                                                              RESULTING FROM OPERATIONS
                                                            ----------------------------
                                                                            NET REALIZED
                                                                                AND
                                                                             UNREALIZED      CHANGE IN
                                                NET ASSET                  GAINS/(LOSSES)   NET ASSETS
                                                 VALUE,          NET            FROM         RESULTING
                                                BEGINNING    INVESTMENT      INVESTMENT        FROM
                                                OF PERIOD      INCOME        TRANSACTIONS   OPERATIONS
                                                ---------   ------------   -------------    ----------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 12/31/99                             $   24.24           0.24            4.68          4.92
Year ended 12/31/00                             $   28.31           0.22           (2.81)        (2.59)
1/1/01 to 7/31/01(c)                            $   25.18           0.12           (2.08)        (1.96)
Year ended 7/31/02                              $   23.11           0.23           (5.70)        (5.47)
Year ended 7/31/03                              $   17.42           0.24            1.51          1.75
Year ended 7/31/04                              $   18.93           0.29@           2.12          2.41
Six months ended 1/31/05+                       $   21.01           0.24@           1.46          1.70
                                                ---------   ------------   -------------    ----------
EQUITY INDEX FUND CLASS A SHARES
Year ended 12/31/99                             $   24.25           0.18            4.68          4.86
Year ended 12/31/00                             $   28.32           0.15           (2.80)        (2.65)
1/1/01 to 7/31/01(c)                            $   25.20           0.09           (2.09)        (2.00)
Year ended 7/31/02                              $   23.10           0.17           (5.69)        (5.52)
Year ended 7/31/03                              $   17.38           0.20            1.50          1.70
Year ended 7/31/04                              $   18.87           0.25@           2.10          2.35
Six months ended 1/31/05+                       $   20.94           0.21@           1.45          1.66
                                                ---------   ------------   -------------    ----------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $   21.07           0.06           (3.69)        (3.63)
Year ended 7/31/03                              $   17.32           0.07            1.50          1.57
Year ended 7/31/04                              $   18.78           0.09@           2.09          2.18
Six months ended 1/31/05+                       $   20.83           0.13@           1.43          1.56
                                                ---------   ------------   -------------    ----------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $   21.07           0.10           (3.73)        (3.63)
Year ended 7/31/03                              $   17.33           0.08            1.49          1.57
Year ended 7/31/04                              $   18.78           0.09@           2.10          2.19
Six months ended 1/31/05+                       $   20.84           0.12@           1.44          1.56
                                                ---------   ------------   -------------    ----------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $   21.07           0.13           (3.67)        (3.54)
Year ended 7/31/03                              $   17.39           0.18            1.48          1.66
Year ended 7/31/04                              $   18.86           0.20@           2.10          2.30
Six months ended 1/31/05+                       $   20.92           0.18@           1.45          1.63
                                                ---------   ------------   -------------    ----------
EQUITY INDEX FUND SELECT SHARES
10/20/03 (d) to 7/31/04                         $   19.86           0.22@           1.18          1.40
Six months ended 1/31/05+                       $   21.00           0.23@           1.46          1.69
                                                ---------   ------------   -------------    ----------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03 (d) to 7/31/04                         $   19.86           0.22@           1.18          1.40
Six months ended 1/31/05+                       $   21.01           0.24@           1.43          1.67
                                                ---------   ------------   -------------    ----------
EQUITY INDEX FUND TRUST SHARES
10/20/03 (d) to 7/31/04                         $   19.86           0.20@           1.18          1.38
Six months ended 1/31/05+                       $   21.01           0.21@           1.45          1.66
                                                ---------   ------------   -------------    ----------




                                                  LESS DIVIDENDS AND
                                                  DISTRIBUTIONS FROM
                                                -----------------------
                                                                                               NET        TOTAL
                                                                               TOTAL          ASSET       RETURN
                                                  NET           NET          DIVIDENDS       VALUE,     (EXCLUDES
                                               INVESTMENT     REALIZED          AND          END OF       SALES
                                                 INCOME        GAINS       DISTRIBUTIONS     PERIOD      CHARGE)
                                                ---------    ----------    -------------    ---------   ---------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                 (0.24)        (0.61)           (0.85)   $   28.31       20.55%
Year ended 12/31/00                                 (0.22)        (0.32)           (0.54)   $   25.18       (9.30%)
1/1/01 to 7/31/01(c)                                (0.11)           --            (0.11)   $   23.11       (7.83%)*
Year ended 7/31/02                                  (0.22)           --            (0.22)   $   17.42      (23.82%)
Year ended 7/31/03                                  (0.24)           --            (0.24)   $   18.93       10.22%
Year ended 7/31/04                                  (0.33)           --            (0.33)   $   21.01       12.75%
Six months ended 1/31/05+                           (0.26)           --            (0.26)   $   22.45        8.09%*
                                                ---------    ----------    -------------    ---------    --------
EQUITY INDEX FUND CLASS A SHARES
Year ended 12/31/99                                 (0.18)        (0.61)           (0.79)   $   28.32       20.24%
Year ended 12/31/00                                 (0.15)        (0.32)           (0.47)   $   25.20       (9.52%)
1/1/01 to 7/31/01(c)                                (0.10)           --            (0.10)   $   23.10       (7.94%)*
Year ended 7/31/02                                  (0.20)           --            (0.20)   $   17.38      (24.03%)
Year ended 7/31/03                                  (0.21)           --            (0.21)   $   18.87        9.90%
Year ended 7/31/04                                  (0.28)           --            (0.28)   $   20.94       12.48%
Six months ended 1/31/05+                           (0.23)           --            (0.23)   $   22.37        7.93%*
                                                ---------    ----------    -------------    ---------    --------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                              (0.12)           --            (0.12)   $   17.32      (15.32%)*
Year ended 7/31/03                                  (0.11)           --            (0.11)   $   18.78        9.14%
Year ended 7/31/04                                  (0.13)           --            (0.13)   $   20.83       11.64%
Six months ended 1/31/05+                           (0.15)           --            (0.15)   $   22.24        7.49%*
                                                ---------    ----------    -------------    ---------    --------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                              (0.11)           --            (0.11)   $   17.33      (15.30%)*
Year ended 7/31/03                                  (0.12)           --            (0.12)   $   18.78        9.14%
Year ended 7/31/04                                  (0.13)           --            (0.13)   $   20.84       11.66%
Six months ended 1/31/05+                           (0.15)           --            (0.15)   $   22.25        7.48%*
                                                ---------    ----------    -------------    ---------    --------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                              (0.14)           --            (0.14)   $   17.39      (14.89%)*
Year ended 7/31/03                                  (0.19)           --            (0.19)   $   18.86        9.68%
Year ended 7/31/04                                  (0.24)           --            (0.24)   $   20.92       12.21%
Six months ended 1/31/05+                           (0.20)           --            (0.20)   $   22.35        7.81%*
                                                ---------    ----------    -------------    ---------    --------
EQUITY INDEX FUND SELECT SHARES
10/20/03 (d) to 7/31/04                             (0.26)           --            (0.26)   $   21.00        7.03%*
Six months ended 1/31/05+                           (0.25)           --            (0.25)   $   22.44        8.05%*
                                                ---------    ----------    -------------    ---------    --------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03 (d) to 7/31/04                             (0.25)           --            (0.25)   $   21.01        7.03%*
Six months ended 1/31/05+                           (0.24)           --            (0.24)   $   22.44        7.93%*
                                                ---------    ----------    -------------    ---------    --------
EQUITY INDEX FUND TRUST SHARES
10/20/03 (d) to 7/31/04                             (0.23)           --            (0.23)   $   21.01        6.95%*
Six months ended 1/31/05+                           (0.23)           --            (0.23)   $   22.44        7.90%*
                                                ---------    ----------    -------------    ---------    --------




                                                                    RATIOS/SUPPLEMENTAL DATA
                                                ---------------------------------------------------------------------
                                                              RATIOS OF                     RATIOS OF
                                                   NET        REXPENSES    RATIOS OF NET    EXPENSES
                                                 ASSETS,         TO         INVESTMENT         TO
                                                 END OF       AVERAGE      INCOME/(LOSS)     AVERAGE        PORTFOLIO
                                                 PERIOD         NET        TO AVERAGE         NET           TURNOVER
                                                 (000's)       ASSETS      NET ASSETS       ASSETS (a)       RATE (b)
                                                ---------    ----------    -------------    ----------      ---------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 12/31/99                             $ 875,780          0.42%            0.92%         0.54%             9%
Year ended 12/31/00                             $ 860,647          0.40%            0.80%         0.53%             9%
1/1/01 to 7/31/01(c)                            $ 822,909          0.40%**          0.86%**       0.53%**           4%
Year ended 7/31/02                              $ 608,556          0.41%            1.06%         0.56%             9%
Year ended 7/31/03                              $ 583,530          0.40%            1.42%         0.58%             2%
Year ended 7/31/04                              $ 193,734          0.27%            1.43%         0.58%            14%
Six months ended 1/31/05+                       $ 206,340          0.19%**          2.16%**       0.61%**           2%
                                                ---------    ----------    -------------    ----------      ---------
EQUITY INDEX FUND CLASS A SHARES
Year ended 12/31/99                             $  47,836          0.67%            0.67%         0.79%             9%
Year ended 12/31/00                             $  38,930          0.65%            0.55%         0.78%             9%
1/1/01 to 7/31/01(c)                            $  33,765          0.65%**          0.61%**       0.78%**           4%
Year ended 7/31/02                              $  24,817          0.66%            0.81%         0.81%             9%
Year ended 7/31/03                              $  33,402          0.65%            1.16%         0.83%             2%
Year ended 7/31/04                              $  72,944          0.47%            1.19%         0.86%            14%
Six months ended 1/31/05+                       $  73,275          0.44%**          1.91%**       0.85%**           2%
                                                ---------    ----------    -------------    ----------      ---------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $   1,315          1.40%**          0.08%**       1.57%**           9%
Year ended 7/31/03                              $   2,409          1.40%            0.40%         1.57%             2%
Year ended 7/31/04                              $   3,776          1.23%            0.44%         1.60%            14%
Six months ended 1/31/05+                       $   4,140          1.19%**          1.16%**       1.61%**           2%
                                                ---------    ----------    -------------    ----------      ---------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $     635          1.41%**          0.11%**       1.58%**           9%
Year ended 7/31/03                              $   1,711          1.40%            0.39%         1.57%             2%
Year ended 7/31/04                              $   1,990          1.23%            0.44%         1.60%            14%
Six months ended 1/31/05+                       $   2,390          1.19%**          1.11%**       1.61%**           2%
                                                ---------    ----------    -------------    ----------      ---------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $       7          0.82%**          0.62%**       0.88%**           9%
Year ended 7/31/03                              $     327          0.90%            0.84%         1.06%             2%
Year ended 7/31/04                              $   1,296          0.71%            0.94%         1.11%            14%
Six months ended 1/31/05+                       $   1,570          0.69%**          1.67%**       1.11%**           2%
                                                ---------    ----------    -------------    ----------      ---------
EQUITY INDEX FUND SELECT SHARES
10/20/03 (d) to 7/31/04                         $  14,315          0.27%**          1.32%**       0.69%**          14%
Six months ended 1/31/05+                       $  15,581          0.27%**          2.07%**       0.68%**           2%
                                                ---------    ----------    -------------    ----------      ---------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03 (d) to 7/31/04                         $ 165,845          0.34%**          1.31%**       0.76%**          14%
Six months ended 1/31/05+                       $  82,642          0.34%**          2.23%**       0.75%**           2%
                                                ---------    ----------    -------------    ----------      ---------
EQUITY INDEX FUND TRUST SHARES
10/20/03 (d) to 7/31/04                         $  80,759          0.44%**          1.22%**       0.86%**          14%
Six months ended 1/31/05+                       $  80,316          0.44%**          1.90%**       0.85%**           2%
                                                ---------    ----------    -------------    ----------      ---------



                       SEE NOTES TO FINANCIAL STATEMENTS

                                 134-135 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                  CHANGE IN NET ASSETS
                                                                RESULTING FROM OPERATIONS
                                                             -------------------------------
                                                                               NET REALIZED
                                                                                   AND
                                                                                UNREALIZED     CHANGE IN
                                                NET ASSET                     GAINS/(LOSSES)   NET ASSETS
                                                 VALUE,         NET                FROM        RESULTING
                                                BEGINNING    INVESTMENT         INVESTMENT        FROM
                                                OF PERIOD     INCOME           TRANSACTIONS    OPERATIONS
                                                ---------    ----------       --------------   ----------
BALANCED FUND INSTITUTIONAL SHARES
Year ended 7/31/00                              $   16.13          0.23                 2.60         2.83
Year ended 7/31/01                              $   17.39          0.18                (1.97)       (1.79)
Year ended 7/31/02(e)                           $   13.39          0.14                (2.27)       (2.13)
Year ended 7/31/03                              $   10.91          0.15                 0.49         0.64
Year ended 7/31/04                              $   11.38          0.13                 0.64         0.77
Six months ended 1/31/05+                       $   12.00          0.13                 0.63         0.76
                                                ---------    ----------       --------------   ----------
BALANCED FUND CLASS A SHARES
Year ended 7/31/00                              $   16.12          0.17                 2.62         2.79
Year ended 7/31/01                              $   17.37          0.18                (2.00)       (1.82)
Year ended 7/31/02(e)                           $   13.35          0.12                (2.27)       (2.15)
Year ended 7/31/03                              $   10.86          0.13                 0.48         0.61
Year ended 7/31/04                              $   11.32          0.10                 0.63         0.73
Six months ended 1/31/05+                       $   11.93          0.12                 0.62         0.74
                                                ---------    ----------       --------------   ----------
BALANCED FUND CLASS B SHARES
10/11/00(d) to 7/31/01                          $   16.53          0.17                (1.27)       (1.10)
Year ended 7/31/02(e)                           $   13.28          0.02                (2.24)       (2.22)
Year ended 7/31/03                              $   10.75          0.04                 0.48         0.52
Year ended 7/31/04                              $   11.19          0.01                 0.63         0.64
Six months ended 1/31/05+                       $   11.80          0.07                 0.61         0.68
                                                ---------    ----------       --------------   ----------
BALANCED FUND CLASS C SHARES
Year ended 7/31/00                              $   16.13          0.12                 2.57         2.69
Year ended 7/31/01                              $   17.35          0.15                (2.07)       (1.92)
Year ended 7/31/02(e)                           $   13.26          0.02                (2.24)       (2.22)
Year ended 7/31/03                              $   10.73          0.04                 0.48         0.52
Year ended 7/31/04                              $   11.17          0.01                 0.63         0.64
Six months ended 1/31/05+                       $   11.78          0.07                 0.61         0.68
                                                ---------    ----------       --------------   ----------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                       $   12.58          0.07                (1.50)       (1.43)
Year ended 7/31/03                              $   10.84          0.10                 0.49         0.59
Year ended 7/31/04                              $   11.30          0.06                 0.64         0.70
Six months ended 1/31/05+                       $   11.91          0.09                 0.62         0.71




                                                 LESS DIVIDENDS AND
                                                 DISTRIBUTIONS FROM
                                               -----------------------
                                                                                                NET        TOTAL
                                                                               TOTAL           ASSET      RETURN
                                                  NET           NET          DIVIDENDS        VALUE,     (EXCLUDES
                                               INVESTMENT     REALIZED          AND           END OF       SALES
                                                 INCOME        GAINS       DISTRIBUTIONS      PERIOD      CHARGE)
                                               ----------     ---------     -------------     ---------   ---------
BALANCED FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                  (0.23)        (1.34)           (1.57)     $  17.39       18.60%
Year ended 7/31/01                                  (0.21)        (2.00)           (2.21)     $  13.39      (11.64%)
Year ended 7/31/02(e)                               (0.15)        (0.20)           (0.35)     $  10.91      (16.34%)
Year ended 7/31/03                                  (0.17)           --            (0.17)     $  11.38        5.94%
Year ended 7/31/04                                  (0.15)           --            (0.15)     $  12.00        6.76%
Six months ended 1/31/05+                           (0.14)           --            (0.14)     $  12.62        6.39%*
                                               ----------     ---------     -------------     ---------   ---------
BALANCED FUND CLASS A SHARES
Year ended 7/31/00                                  (0.20)        (1.34)           (1.54)     $  17.37       18.28%
Year ended 7/31/01                                  (0.20)        (2.00)           (2.20)     $  13.35      (11.84%)
Year ended 7/31/02(e)                               (0.14)        (0.20)           (0.34)     $  10.86      (16.53%)
Year ended 7/31/03                                  (0.15)           --            (0.15)     $  11.32        5.57%
Year ended 7/31/04                                  (0.12)           --            (0.12)     $  11.93        6.52%
Six months ended 1/31/05+                           (0.13)           --            (0.13)     $  12.54        6.19%*
                                               ----------    ---------     -------------     ---------   ---------
BALANCED FUND CLASS B SHARES
10/11/00(d) to 7/31/01                              (0.15)        (2.00)           (2.15)     $  13.28       (8.14%)*
Year ended 7/31/02(e)                               (0.11)        (0.20)           (0.31)     $  10.75      (17.14%)
Year ended 7/31/03                                  (0.08)           --            (0.08)     $  11.19        4.87%
Year ended 7/31/04                                  (0.03)           --            (0.03)     $  11.80        5.72%
Six months ended 1/31/05+                           (0.08)           --            (0.08)     $  12.40        5.78%*
                                               ----------    ---------     -------------     ---------   ---------
BALANCED FUND CLASS C SHARES
Year ended 7/31/00                                  (0.13)        (1.34)           (1.47)     $  17.35       17.66%
Year ended 7/31/01                                  (0.17)        (2.00)           (2.17)     $  13.26      (12.47%)
Year ended 7/31/02(e)                               (0.11)        (0.20)           (0.31)     $  10.73      (17.16%)
Year ended 7/31/03                                  (0.08)           --            (0.08)     $  11.17        4.90%
Year ended 7/31/04                                  (0.03)           --            (0.03)     $  11.78        5.71%
Six months ended 1/31/05+                           (0.08)           --            (0.08)     $  12.38        5.79%*
                                               ----------    ---------     -------------     ---------   ---------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                           (0.11)        (0.20)           (0.31)     $  10.84       (9.24%)*
Year ended 7/31/03                                  (0.13)           --            (0.13)     $  11.30        5.39%
Year ended 7/31/04                                  (0.09)           --            (0.09)     $  11.91        6.31%
Six months ended 1/31/05+                           (0.11)           --            (0.11)     $  12.51        6.01%*
                                               ----------    ---------     -------------     ---------   ---------



                                                                     RATIOS/SUPPLEMENTAL DATA
                                               ---------------------------------------------------------------------
                                                             RATIOS OF                       RATIOS OF
                                                 NET         EXPENSES      RATIOS OF NET     EXPENSES
                                                ASSETS,         TO          INVESTMENT          TO
                                                END OF        AVERAGE         INCOME          AVERAGE       PORTFOLIO
                                                PERIOD          NET         TO AVERAGE          NET         TURNOVER
                                                (000's)       ASSETS        NET ASSETS       ASSETS (a)     RATE (b)
                                               ----------    ----------    -------------     ----------     ---------
BALANCED FUND INSTITUTIONAL SHARES
Year ended 7/31/00                             $  171,923          1.00%            1.55%         1.06%           122%
Year ended 7/31/01                             $  211,221          1.01%            1.48%         1.07%            77%
Year ended 7/31/02(e)                          $  189,730          1.10%            1.11%         1.13%            78%
Year ended 7/31/03                             $  177,052          1.10%            1.39%         1.12%           133%
Year ended 7/31/04                             $   98,282          1.13%            1.07%         1.13%           166%
Six months ended 1/31/05+                      $   81,169          1.02%**          2.09%**       1.16%**          73%
                                               ----------    ----------    -------------     ----------     ---------
BALANCED FUND CLASS A SHARES
Year ended 7/31/00                             $  104,750          1.25%            1.30%         1.31%           122%
Year ended 7/31/01                             $  106,275          1.26%            1.23%         1.32%            77%
Year ended 7/31/02(e)                          $   81,079          1.34%            0.86%         1.38%            78%
Year ended 7/31/03                             $   73,287          1.35%            1.14%         1.37%           133%
Year ended 7/31/04                             $   74,231          1.38%            0.79%         1.38%           166%
Six months ended 1/31/05+                      $   67,318          1.27%**          1.85%**       1.41%**          73%
                                               ----------    ----------    -------------     ----------     ---------
BALANCED FUND CLASS B SHARES
10/11/00(d) to 7/31/01                         $   10,239          2.03%**          0.42%**       2.09%**          77%
Year ended 7/31/02(e)                          $   14,007          2.10%            0.10%         2.14%            78%
Year ended 7/31/03                             $   13,972          2.10%            0.39%         2.12%           133%
Year ended 7/31/04                             $   13,117          2.13%            0.05%         2.13%           166%
Six months ended 1/31/05+                      $   11,961          2.02%**          1.03%**       2.16%**          73%
                                               ----------    ----------    -------------     ----------     ---------
BALANCED FUND CLASS C SHARES
Year ended 7/31/00                             $    7,815          1.75%            0.80%         2.06%           122%
Year ended 7/31/01                             $    6,883          1.96%            0.53%         2.15%            77%
Year ended 7/31/02(e)                          $    4,963          2.09%            0.11%         2.13%            78%
Year ended 7/31/03                             $    5,747          2.10%            0.38%         2.12%           133%
Year ended 7/31/04                             $    4,731          2.13%            0.05%         2.13%           166%
Six months ended 1/31/05+                      $    4,360          2.02%**          1.08%**       2.16%**          73%
                                               ----------    ----------    -------------     ----------     ---------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                      $       38          1.63%**          0.55%**       1.68%**          78%
Year ended 7/31/03                             $      104          1.60%            0.82%         1.61%           133%
Year ended 7/31/04                             $      176          1.64%            0.52%         1.64%           166%
Six months ended 1/31/05+                      $      209          1.52%**          1.56%**       1.66%**          73%
                                               ----------    ----------    -------------     ----------     ---------



                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                136 - 137 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                  CHANGE IN NET ASSETS
                                                                RESULTING FROM OPERATIONS
                                                             -------------------------------
                                                                              NET REALIZED
                                                                                  AND
                                                                               UNREALIZED      CHANGE IN
                                                NET ASSET                    GAINS/(LOSSES)    NET ASSETS
                                                 VALUE,         NET               FROM         RESULTING
                                                BEGINNING     INVESTMENT       INVESTMENT         FROM
                                                OF PERIOD   INCOME/(LOSS)     TRANSACTIONS     OPERATIONS
                                                ---------   -------------    --------------    ----------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                             $    4.82           (0.04)             1.08          1.04
Year ended 12/31/00                             $    5.62            0.06             (0.13)        (0.07)
Year ended 12/31/01                             $    4.91            0.01              1.11          1.12
1/1/02 to 7/31/02(c)                            $    6.03           (0.01)            (0.13)        (0.14)
Year ended 7/31/03                              $    5.89           (0.04)@            2.40          2.36
Year ended 7/31/04                              $    8.20           (0.02)@            2.66          2.64
Six months ended 1/31/05+                       $   10.32              --^             1.30          1.30
                                                ---------   -------------    --------------    ----------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                          $    5.93           (0.01)             0.04          0.03
1/1/02 to 7/31/02(c)                            $    5.96           (0.02)            (0.12)        (0.14)
Year ended 7/31/03                              $    5.82           (0.06)@            2.37          2.31
Year ended 7/31/04                              $    8.08           (0.05)@            2.63          2.58
Six months ended 1/31/05+                       $   10.14           (0.02)             1.29          1.27
                                                ---------   -------------    --------------    ----------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                          $    5.93           (0.01)             0.03          0.02
1/1/02 to 7/31/02(c)                            $    5.95           (0.03)            (0.13)        (0.16)
Year ended 7/31/03                              $    5.79           (0.10)@            2.33          2.23
Year ended 7/31/04                              $    7.97           (0.08)@            2.59          2.51
Six months ended 1/31/05+                       $    9.96           (0.01)             1.25          1.24
                                                ---------   -------------    --------------    ----------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                          $    5.93           (0.01)             0.04          0.03
1/1/02 to 7/31/02(c)                            $    5.96           (0.03)            (0.14)        (0.17)
Year ended 7/31/03                              $    5.79           (0.10)@            2.33          2.23
Year ended 7/31/04                              $    7.97           (0.08)@            2.59          2.51
Six months ended 1/31/05+                       $    9.96           (0.01)             1.25          1.24
                                                ---------   -------------    --------------    ----------
MICRO CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/99                             $    4.80           (0.06)             1.08          1.02
Year ended 12/31/00                             $    5.58            0.03             (0.11)        (0.08)
Year ended 12/31/01                             $    4.88           (0.02)             1.10          1.08
1/1/02 to 7/31/02(c)                            $    5.96           (0.04)            (0.11)        (0.15)
Year ended 7/31/03                              $    5.81           (0.07)@            2.36          2.29
Year ended 7/31/04                              $    8.05           (0.06)@            2.62          2.56
Six months ended 1/31/05+                       $   10.09           (0.01)             1.27          1.26
                                                ---------   -------------    --------------    ----------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                            $   15.00              --^             2.54          2.54
Year ended 7/31/04                              $   17.54           (0.03)@            3.50          3.47
Six months ended 1/31/05+                       $   20.01           (0.04)             1.68          1.64
                                                ---------   -------------    --------------    ----------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                            $   15.00           (0.01)             2.53          2.52
Year ended 7/31/04                              $   17.52           (0.11)@            3.52          3.41
Six months ended 1/31/05+                       $   19.95           (0.08)             1.68          1.60
                                                ---------   -------------    --------------    ----------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                            $   15.00           (0.03)             2.51          2.48
Year ended 7/31/04                              $   17.48           (0.25)@            3.51          3.26
Six months ended 1/31/05+                       $   19.76           (0.12)             1.64          1.52
                                                ---------   -------------    --------------    ----------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                            $   15.00           (0.03)             2.51          2.48
Year ended 7/31/04                              $   17.48           (0.26)@            3.50          3.24
Six months ended 1/31/05+                       $   19.74           (0.15)             1.66          1.51
                                                ---------   -------------    --------------    ----------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                            $   15.00           (0.01)             2.52          2.51
Year ended 7/31/04                              $   17.51           (0.16)@            3.52          3.36
Six months ended 1/31/05+                       $   19.89           (0.10)             1.68          1.58
                                                ---------   -------------    --------------    ----------




                                                 LESS DIVIDENDS AND
                                                 DISTRIBUTIONS FROM
                                               -----------------------
                                                                                                NET        TOTAL
                                                                               TOTAL           ASSET       RETURN
                                                  NET           NET          DIVIDENDS         VALUE,    (EXCLUDES
                                               INVESTMENT     REALIZED          AND            END OF       SALES
                                                 INCOME        GAINS       DISTRIBUTIONS       PERIOD      CHARGE)
                                               ----------    ---------     -------------       -------   ---------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                    --        (0.24)            (0.24)      $  5.62       21.60%
Year ended 12/31/00                                 (0.05)       (0.59)            (0.64)      $  4.91       (1.21%)
Year ended 12/31/01                                    --           --^               --^      $  6.03       22.90%
1/1/02 to 7/31/02(c)                                   --           --                --       $  5.89       (2.32%)*
Year ended 7/31/03                                     --        (0.05)            (0.05)      $  8.20       40.26%
Year ended 7/31/04                                     --        (0.52)            (0.52)      $ 10.32       32.84%
Six months ended 1/31/05+                              --        (0.72)            (0.72)      $ 10.90       12.82%*
                                               ----------    ---------     -------------       -------   ---------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                 --           --                --       $  5.96        0.56%*
1/1/02 to 7/31/02(c)                                   --           --                --       $  5.82       (2.35%)*
Year ended 7/31/03                                     --        (0.05)            (0.05)      $  8.08       39.88%
Year ended 7/31/04                                     --        (0.52)            (0.52)      $ 10.14       32.56%
Six months ended 1/31/05+                              --        (0.72)            (0.72)      $ 10.69       12.75%*
                                               ----------    ---------     -------------       -------   ---------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                 --           --                --       $  5.95        0.39%*
1/1/02 to 7/31/02(c)                                   --           --                --       $  5.79       (2.69%)*
Year ended 7/31/03                                     --        (0.05)            (0.05)      $  7.97       38.70%
Year ended 7/31/04                                     --        (0.52)            (0.52)      $  9.96       32.13%
Six months ended 1/31/05+                              --        (0.72)            (0.72)      $ 10.48       12.68%*
                                               ----------    ---------     -------------       -------   ---------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                 --           --                --       $  5.96        0.56%*
1/1/02 to 7/31/02(c)                                   --           --                --       $  5.79       (2.85%)*
Year ended 7/31/03                                     --        (0.05)            (0.05)      $  7.97       38.70%
Year ended 7/31/04                                     --        (0.52)            (0.52)      $  9.96       32.13%
Six months ended 1/31/05+                              --        (0.72)            (0.72)      $ 10.48       12.68%*
                                               ----------    ---------     -------------       -------   ---------
MICRO CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/99                                    --        (0.24)            (0.24)      $  5.58       21.19%
Year ended 12/31/00                                 (0.03)       (0.59)            (0.62)      $  4.88       (1.38%)
Year ended 12/31/01                                    --           --^               --^      $  5.96       22.22%
1/1/02 to 7/31/02(c)                                   --           --                --       $  5.81       (2.52%)*
Year ended 7/31/03                                     --        (0.05)            (0.05)      $  8.05       39.60%
Year ended 7/31/04                                     --        (0.52)            (0.52)      $ 10.09       32.44%
Six months ended 1/31/05+                              --        (0.72)            (0.72)      $ 10.63       12.72%*
                                               ----------    ---------     -------------       -------   ---------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                                                --                --       $ 17.54       16.87%*
Year ended 7/31/04                                  (0.02)       (0.98)            (1.00)      $ 20.01       20.11%
Six months ended 1/31/05+                              --        (1.66)            (1.66)      $ 19.99        8.26%*
                                               ----------    ---------     -------------       -------   ---------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                                   --           --                --       $ 17.52       16.73%*
Year ended 7/31/04                                     --^       (0.98)            (0.98)      $ 19.95       19.81%
Six months ended 1/31/05+                              --        (1.66)            (1.66)      $ 19.89        8.08%*
                                               ----------    ---------     -------------       -------   ---------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                                   --           --                --       $ 17.48       16.47%*
Year ended 7/31/04                                     --        (0.98)            (0.98)      $ 19.76       19.02%
Six months ended 1/31/05+                              --        (1.66)            (1.66)      $ 19.62        7.69%*
                                               ----------    ---------     -------------       -------   ---------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                                   --           --                --       $ 17.48       16.47%*
Year ended 7/31/04                                     --        (0.98)            (0.98)      $ 19.74       18.85%
Six months ended 1/31/05+                              --        (1.66)            (1.66)      $ 19.59        7.71%*
                                               ----------    ---------     -------------       -------   ---------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                                   --           --                --       $ 17.51       16.67%*
Year ended 7/31/04                                     --        (0.98)            (0.98)      $ 19.89       19.52%
Six months ended 1/31/05+                              --        (1.66)            (1.66)      $ 19.81        8.00%*
                                               ----------    ---------     -------------       -------   ---------




                                                                     RATIOS/SUPPLEMENTAL DATA
                                               ---------------------------------------------------------------------
                                                             RATIOS OF                       RATIOS OF
                                                  NET        EXPENSES      RATIOS OF NET     EXPENSES
                                                ASSETS,         TO         INVESTMENT          TO
                                                 END OF       AVERAGE      INCOME/(LOSS)     AVERAGE     PORTFOLIO
                                                 PERIOD         NET        TO AVERAGE          NET       TURNOVER
                                                (000's)       ASSETS       NET ASSETS        ASSETS (a)   RATE (b)
                                               ----------    ---------     -------------     ---------   ---------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                            $    3,283         1.60%            (0.32%)        1.60%         96%
Year ended 12/31/00                            $    6,743         1.40%             1.03%         1.40%        116%
Year ended 12/31/01                            $   14,957         1.29%             0.21%         1.35%         47%
1/1/02 to 7/31/02(c)                           $   45,538         1.40%**          (0.51%)**      1.68%**       16%
Year ended 7/31/03                             $  100,676         1.40%            (0.68%)        1.47%         28%
Year ended 7/31/04                             $  155,798         1.33%            (0.25%)        1.33%         23%
Six months ended 1/31/05+                      $  151,985         1.33%**          (0.03%)**      1.33%**        6%
                                               ----------    ---------     -------------     ---------   ---------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                         $      862         1.59%**          (0.36%)**      1.78%**       47%
1/1/02 to 7/31/02(c)                           $    5,030         1.66%**          (0.77%)**      1.95%**       16%
Year ended 7/31/03                             $   18,297         1.65%            (0.95%)        1.69%         28%
Year ended 7/31/04                             $   41,402         1.58%            (0.49%)        1.58%         23%
Six months ended 1/31/05+                      $   41,880         1.58%**          (0.28%)**      1.58%**        6%
                                               ----------    ---------     -------------     ---------   ---------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                         $      352         2.31%**          (1.08%)**      2.52%**       47%
1/1/02 to 7/31/02(c)                           $    2,709         2.42%**          (1.50%)**      2.72%**       16%
Year ended 7/31/03                             $    4,254         2.40%            (1.66%)        2.47%         28%
Year ended 7/31/04                             $    6,937         1.89%            (0.81%)        2.33%         23%
Six months ended 1/31/05+                      $    7,514         1.58%**          (0.29%)**      2.33%**        6%
                                               ----------    ---------     -------------     ---------   ---------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                         $       59         2.32%**          (0.97%)**      2.57%**       47%
1/1/02 to 7/31/02(c)                           $      712         2.42%**          (1.52%)**      2.73%**       16%
Year ended 7/31/03                             $    1,166         2.40%            (1.66%)        2.47%         28%
Year ended 7/31/04                             $    5,624         1.81%            (0.82%)        2.33%         23%
Six months ended 1/31/05+                      $    6,230         1.58%**          (0.28%)**      2.33%**        6%
                                               ----------    ---------     -------------     ---------   ---------
MICRO CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/99                            $    9,128         2.10%            (0.82%)        2.10%         96%
Year ended 12/31/00                            $   15,424         1.90%             0.53%         1.90%        116%
Year ended 12/31/01                            $   19,196         1.79%            (0.29%)        1.85%         47%
1/1/02 to 7/31/02(c)                           $   18,905         1.90%**          (1.02%)**      2.12%**       16%
Year ended 7/31/03                             $   25,342         1.90%            (1.15%)        1.97%         28%
Year ended 7/31/04                             $   41,514         1.68%            (0.61%)        1.83%         23%
Six months ended 1/31/05+                      $   42,872         1.58%**          (0.28%)**      1.83%**        6%
                                               ----------    ---------     -------------     ---------   ---------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                           $   72,783         1.24%**           0.03%**       1.60%**       39%
Year ended 7/31/04                             $  107,344         1.25%            (0.15%)        1.41%        279%
Six months ended 1/31/05+                      $  139,112         1.25%**          (0.51%)**      1.25%**       52%
                                               ----------    ---------     -------------     ---------   ---------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                           $      216         1.47%**          (0.21%)**      1.86%**       39%
Year ended 7/31/04                             $    2,277         1.49%            (0.53%)        1.63%        279%
Six months ended 1/31/05+                      $    2,511         1.50%**          (0.76%)**      1.50%**       52%
                                               ----------    ---------     -------------     ---------   ---------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                           $      103         2.22%**          (1.07%)**      2.60%**       39%
Year ended 7/31/04                             $      503         2.24%            (1.26%)        2.38%        279%
Six months ended 1/31/05+                      $      840         2.25%**          (1.51%)**      2.25%**       52%
                                               ----------    ---------     -------------     ---------   ---------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                           $       15         2.23%**          (0.97%)**      2.62%**       39%
Year ended 7/31/04                             $      561         2.24%            (1.31%)        2.38%        279%
Six months ended 1/31/05+                      $      594         2.25%**          (1.52%)**      2.25%**       52%
                                               ----------    ---------     -------------     ---------   ---------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                           $      216         1.72%**          (0.51%)**      2.11%**       39%
Year ended 7/31/04                             $    1,606         1.74%            (0.79%)        1.88%        279%
Six months ended 1/31/05+                      $    1,737         1.75%**          (1.01%)**      1.75%**       52%
                                               ----------    ---------     -------------     ---------   ---------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                138 - 139 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                          CHANGE IN NET ASSETS
                                                                        RESULTING FROM OPERATIONS
                                                                     -------------------------------
                                                                                       NET REALIZED
                                                                                           AND
                                                                                         UNREALIZED     CHANGE IN
                                                        NET ASSET                     GAINS/(LOSSES)    NET ASSETS
                                                         VALUE,          NET               FROM          RESULTING
                                                        BEGINNING    INVESTMENT         INVESTMENT         FROM
                                                        OF PERIOD   INCOME/(LOSS)      TRANSACTIONS     OPERATIONS
                                                        ---------   -------------     --------------    ----------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                     $   15.92            0.25               1.86          2.11
Year ended 12/31/00                                     $   17.52            0.28               3.88          4.16
Year ended 12/31/01                                     $   18.64            0.05               1.43          1.48
1/1/02 to 7/31/02(c)                                    $   19.14              --              (3.28)        (3.28)
Year ended 7/31/03                                      $   15.86            0.02               3.14          3.16
Year ended 7/31/04                                      $   19.02            0.06               3.62          3.68
Six months ended 1/31/05+                               $   22.58            0.05               2.72          2.77
                                                        ---------   -------------     --------------    ----------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                  $   19.44            0.01               0.57          0.58
1/1/02 to 7/31/02(c)                                    $   19.05           (0.02)             (3.26)        (3.28)
Year ended 7/31/03                                      $   15.77              --^              3.08          3.08
Year ended 7/31/04                                      $   18.85              --^              3.59          3.59
Six months ended 1/31/05+                               $   22.36            0.02               2.69          2.71
                                                        ---------   -------------     --------------    ----------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                  $   19.44           (0.02)              0.56          0.54
1/1/02 to 7/31/02(c)                                    $   19.03           (0.08)             (3.26)        (3.34)
Year ended 7/31/03                                      $   15.69           (0.13)              3.07          2.94
Year ended 7/31/04                                      $   18.63           (0.14)              3.52          3.38
Six months ended 1/31/05+                               $   21.94           (0.07)              2.64          2.57
                                                        ---------   -------------     --------------    ----------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                  $   19.44           (0.01)              0.55          0.54
1/1/02 to 7/31/02(c)                                    $   19.02           (0.08)             (3.25)        (3.33)
Year ended 7/31/03                                      $   15.69           (0.12)              3.04          2.92
Year ended 7/31/04                                      $   18.61           (0.13)              3.52          3.39
Six months ended 1/31/05+                               $   21.93           (0.06)              2.62          2.56
                                                        ---------   -------------     --------------    ----------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/99                                     $   15.92            0.19               1.86          2.05
Year ended 12/31/00                                     $   17.49            0.18               3.89          4.07
Year ended 12/31/01                                     $   18.61            0.02               1.37          1.39
1/1/02 to 7/31/02(c)                                    $   19.09           (0.04)             (3.27)        (3.31)
Year ended 7/31/03                                      $   15.78           (0.05)              3.09          3.04
Year ended 7/31/04                                      $   18.82           (0.05)              3.59          3.54
Six months ended 1/31/05+                               $   22.29           (0.01)              2.67          2.66
                                                        ---------   -------------     --------------    ----------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                      $   15.19            0.21              (1.11)        (0.90)
Year ended 7/31/01                                      $   13.22            0.15               0.17          0.32
Year ended 7/31/02                                      $   13.12            0.09              (1.73)        (1.64)
Year ended 7/31/03                                      $   10.85            0.18@              1.14          1.32
Year ended 7/31/04                                      $   11.85            0.15               2.08          2.23
Six months ended 1/31/05+                               $   13.52            0.08               0.94          1.02
                                                        ---------   -------------     --------------    ----------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/00                                      $   15.18            0.17              (1.10)        (0.93)
Year ended 7/31/01                                      $   13.22            0.11               0.16          0.27
Year ended 7/31/02                                      $   13.11            0.07              (1.74)        (1.67)
Year ended 7/31/03                                      $   10.83            0.16@              1.14          1.30
Year ended 7/31/04                                      $   11.83            0.12               2.08          2.20
Six months ended 1/31/05+                               $   13.50            0.06               0.94          1.00
                                                        ---------   -------------     --------------    ----------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                  $   13.40            0.03               0.12          0.15
Year ended 7/31/02                                      $   13.24           (0.02)             (1.74)        (1.76)
Year ended 7/31/03                                      $   10.93            0.08@              1.15          1.23
Year ended 7/31/04                                      $   11.93            0.03               2.09          2.12
Six months ended 1/31/05+                               $   13.61            0.01               0.95          0.96
                                                        ---------   -------------     --------------    ----------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/00                                      $   15.19            0.10              (1.10)        (1.00)
Year ended 7/31/01                                      $   13.23            0.05               0.14          0.19
Year ended 7/31/02                                      $   13.10           (0.03)             (1.73)        (1.76)
Year ended 7/31/03                                      $   10.80            0.08@              1.11          1.19
Year ended 7/31/04                                      $   11.76            0.02               2.07          2.09
Six months ended 1/31/05+                               $   13.40            0.01               0.94          0.95
                                                        ---------   -------------     --------------    ----------




                                                               LESS DIVIDENDS AND
                                                               DISTRIBUTIONS FROM
                                                        --------------------------------
                                                                                                              NET        TOTAL
                                                                                                TOTAL        ASSET      RETURN
                                                           NET         NET       RETURN       DIVIDENDS      VALUE,    (EXCLUDES
                                                        INVESTMENT   REALIZED      OF            AND         END OF      SALES
                                                          INCOME      GAINS      CAPITAL    DISTRIBUTIONS    PERIOD     CHARGE)
                                                        ----------   --------    -------    -------------    ------    --------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                          (0.26)     (0.25)        --            (0.51)   $17.52        13.26%
Year ended 12/31/00                                          (0.24)     (2.72)     (0.08)           (3.04)   $18.64        23.78%
Year ended 12/31/01                                          (0.07)     (0.91)        --            (0.98)   $19.14         7.91%
1/1/02 to 7/31/02(c)                                            --         --         --               --    $15.86       (17.14%)*
Year ended 7/31/03                                              --         --         --               --    $19.02        19.92%
Year ended 7/31/04                                           (0.05)     (0.07)        --            (0.12)   $22.58        19.36%
Six months ended 1/31/05+                                    (0.04)     (1.38)        --            (1.42)   $23.93        12.28%*
                                                        ----------   --------    -------    -------------    ------    ---------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                       (0.06)     (0.91)        --            (0.97)   $19.05        2.90%*
1/1/02 to 7/31/02(c)                                            --         --         --               --    $15.77       (17.22%)*
Year ended 7/31/03                                              --         --         --               --    $18.85        19.53%
Year ended 7/31/04                                           (0.01)     (0.07)        --            (0.08)   $22.36        19.07%
Six months ended 1/31/05+                                    (0.01)     (1.38)        --            (1.39)   $23.68        12.14%*
                                                        ----------   --------    -------    -------------    ------    ---------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                       (0.04)     (0.91)        --            (0.95)   $19.03         2.76%*
1/1/02 to 7/31/02(c)                                            --         --         --               --    $15.69       (17.55%)*
Year ended 7/31/03                                              --         --         --               --    $18.63        18.74%
Year ended 7/31/04                                              --      (0.07)        --            (0.07)   $21.94        18.15%
Six months ended 1/31/05+                                       --      (1.38)        --            (1.38)   $23.13        11.71%*
                                                        ----------   --------    -------    -------------    ------    ---------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                       (0.04)     (0.92)        --           (0.96)    $19.02         2.72%*
1/1/02 to 7/31/02(c)                                            --         --         --               --    $15.69       (17.51%)*
Year ended 7/31/03                                              --         --         --               --    $18.61        18.61%
Year ended 7/31/04                                              --      (0.07)        --            (0.07)   $21.93        18.22%
Six months ended 1/31/05+                                       --      (1.38)        --            (1.38)   $23.11        11.67%*
                                                        ----------   --------    -------    -------------    ------    ---------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/99                                          (0.23)     (0.25)        --            (0.48)   $17.49        12.93%
Year ended 12/31/00                                          (0.17)     (2.72)     (0.06)           (2.95)   $18.61        23.29%
Year ended 12/31/01                                             --      (0.91)        --            (0.91)   $19.09         7.47%
1/1/02 to 7/31/02(c)                                            --         --         --               --    $15.78       (17.34%)*
Year ended 7/31/03                                              --         --         --               --    $18.82        19.26%
Year ended 7/31/04                                              --      (0.07)        --            (0.07)   $22.29        18.81%
Six months ended 1/31/05+                                       --      (1.38)        --            (1.38)   $23.57        11.94%*
                                                        ----------   --------    -------    -------------    ------    ---------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                           (0.21)     (0.86)        --            (1.07)   $13.22        (5.96%)
Year ended 7/31/01                                           (0.14)     (0.28)        --            (0.42)   $13.12         2.18%
Year ended 7/31/02                                           (0.10)     (0.53)        --            (0.63)   $10.85       (12.96%)
Year ended 7/31/03                                           (0.16)     (0.16)        --            (0.32)   $11.85        12.53%
Year ended 7/31/04                                           (0.16)     (0.40)        --            (0.56)   $13.52        19.22%
Six months ended 1/31/05+                                    (0.08)     (0.39)        --            (0.47)   $14.07         7.60%*
                                                        ----------   --------    -------    -------------    ------    ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/00                                           (0.17)     (0.86)        --            (1.03)   $13.22        (6.16%)
Year ended 7/31/01                                           (0.10)     (0.28)        --            (0.38)   $13.11         1.85%
Year ended 7/31/02                                           (0.08)     (0.53)        --            (0.61)   $10.83       (13.24%)
Year ended 7/31/03                                           (0.14)     (0.16)        --            (0.30)   $11.83        12.30%
Year ended 7/31/04                                           (0.13)     (0.40)        --            (0.53)   $13.50        18.96%
Six months ended 1/31/05+                                    (0.07)     (0.39)        --            (0.46)   $14.04         7.42%*
                                                        ----------   --------    -------    -------------    ------    ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                       (0.03)     (0.28)        --            (0.31)   $13.24         0.97%*
Year ended 7/31/02                                           (0.02)     (0.53)        --            (0.55)   $10.93       (13.84%)
Year ended 7/31/03                                           (0.07)     (0.16)        --            (0.23)   $11.93        11.50%
Year ended 7/31/04                                           (0.04)     (0.40)        --            (0.44)   $13.61        18.07%
Six months ended 1/31/05+                                    (0.02)     (0.39)        --            (0.41)   $14.16         7.04%*
                                                        ----------   --------    -------    -------------    ------    ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/00                                           (0.10)     (0.86)        --            (0.96)   $13.23        (6.65%)
Year ended 7/31/01                                           (0.04)     (0.28)        --            (0.32)   $13.10         1.20%
Year ended 7/31/02                                           (0.01)     (0.53)        --            (0.54)   $10.80       (13.85%)
Year ended 7/31/03                                           (0.07)     (0.16)        --            (0.23)   $11.76        11.28%
Year ended 7/31/04                                           (0.05)     (0.40)        --            (0.45)   $13.40        18.07%
Six months ended 1/31/05+                                    (0.02)     (0.39)        --            (0.41)   $13.94         7.09%*
                                                        ----------   --------    -------    -------------    ------    ---------




                                                                                RATIOS/SUPPLEMENTAL DATA
                                                        ------------------------------------------------------------------------
                                                                     RATIOS OF                       RATIOS OF
                                                           NET       EXPENSES    RATIOS OF NET        EXPENSES
                                                         ASSETS,        TO        INVESTMENT             TO
                                                          END OF     AVERAGE     INCOME/(LOSS)        AVERAGE        PORTFOLIO
                                                          PERIOD       NET        TO AVERAGE            NET          TURNOVER
                                                         (000's)      ASSETS      NET ASSETS         ASSETS (a)       RATE (b)
                                                        ----------   --------    -------------       ----------      ---------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                      $     546       1.33%            1.62%            1.33%            78%
Year ended 12/31/00                                      $     949       1.33%            1.41%            1.33%           121%
Year ended 12/31/01                                      $  18,069       1.23%            0.59%            1.26%            80%
1/1/02 to 7/31/02(c)                                     $  49,844       1.33%**          0.01%**          1.55%**          25%
Year ended 7/31/03                                       $ 182,485       1.33%            0.17%            1.36%            23%
Year ended 7/31/04                                       $ 235,228       1.30%            0.29%            1.30%            17%
Six months ended 1/31/05+                                $ 274,616       1.29%**          0.40%**          1.29%**          10%
                                                        ----------   --------    -------------       ----------      ---------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                   $   6,395       1.54%**          0.14%**          1.63%**          80%
1/1/02 to 7/31/02(c)                                     $  18,042       1.59%**         (0.27%)**         1.79%**          25%
Year ended 7/31/03                                       $  19,667       1.58%            0.01%            1.64%            23%
Year ended 7/31/04                                       $  33,156       1.55%            0.04%            1.55%            17%
Six months ended 1/31/05+                                $  35,441       1.54%**          0.16%**          1.54%**          10%
                                                        ----------   --------    -------------       ----------      ---------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                   $   4,733       2.28%**         (0.59%)**         2.36%**          80%
1/1/02 to 7/31/02(c)                                     $  11,522       2.34%**         (1.02%)**         2.53%**          25%
Year ended 7/31/03                                       $  14,087       2.33%           (0.81%)           2.39%            23%
Year ended 7/31/04                                       $  18,795       2.30%           (0.71%)           2.30%            17%
Six months ended 1/31/05+                                $  20,494       2.29%**         (0.60%)**         2.29%**          10%
                                                        ----------   --------    -------------       ----------      ---------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                   $     497       2.23%**         (0.60%)**         2.33%**          80%
1/1/02 to 7/31/02(c)                                     $   1,593       2.34%**         (1.08%)**         2.53%**          25%
Year ended 7/31/03                                       $   2,036       2.33%           (0.81%)           2.39%            23%
Year ended 7/31/04                                       $   3,824       2.30%           (0.71%)           2.30%            17%
Six months ended 1/31/05+                                $   5,214       2.29%**         (0.61%)**         2.29%**          10%
                                                        ----------   --------    -------------       ----------      ---------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/99                                      $  39,885       1.83%            1.12%            1.83%            78%
Year ended 12/31/00                                      $  49,260       1.83%            0.91%            1.83%           121%
Year ended 12/31/01                                      $  47,698       1.73%            0.09%            1.76%            80%
1/1/02 to 7/31/02(c)                                     $  38,419       1.83%**         (0.36%)**         1.98%**          25%
Year ended 7/31/03                                       $  37,047       1.83%           (0.30%)           1.89%            23%
Year ended 7/31/04                                       $  39,983       1.80%           (0.20%)           1.80%            17%
Six months ended 1/31/05+                                $  42,393       1.79%**         (0.10%)**         1.79%**          10%
                                                        ----------   --------    -------------       ----------      ---------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                       $ 100,007       1.02%            1.54%            1.08%            37%
Year ended 7/31/01                                       $  92,635       1.06%            1.03%            1.12%            19%
Year ended 7/31/02                                       $  80,906       1.16%            0.83%            1.19%            22%
Year ended 7/31/03                                       $ 335,967       1.08%            1.74%            1.10%            79%
Year ended 7/31/04                                       $ 632,120       1.07%            1.27%            1.07%            22%
Six months ended 1/31/05+                                $ 634,243       1.06%**          1.16%**          1.06%**          10%
                                                        ----------   --------    -------------       ----------      ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/00                                       $  12,777       1.27%            1.29%            1.33%            37%
Year ended 7/31/01                                       $  16,069       1.31%            0.79%            1.37%            19%
Year ended 7/31/02                                       $  12,579       1.40%            0.58%            1.43%            22%
Year ended 7/31/03                                       $  14,100       1.33%            1.51%            1.36%            79%
Year ended 7/31/04                                       $  21,738       1.32%            1.00%            1.32%            22%
Six months ended 1/31/05+                                $  23,331       1.31%**          0.90%**          1.31%**          10%
                                                        ----------   --------    -------------       ----------      ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                   $   1,963       2.08%**          0.07%**          2.13%**          19%
Year ended 7/31/02                                       $   2,862       2.17%           (0.17%)           2.20%            22%
Year ended 7/31/03                                       $   3,408       2.08%            0.76%            2.11%            79%
Year ended 7/31/04                                       $   4,807       2.07%            0.27%            2.07%            22%
Six months ended 1/31/05+                                $   5,090       2.06%**          0.16%**          2.06%**          10%
                                                        ----------   --------    -------------       ----------      ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/00                                       $     679       1.77%            0.80%            2.08%            37%
Year ended 7/31/01                                       $     668       2.02%            0.09%            2.19%            19%
Year ended 7/31/02                                       $     577       2.16%           (0.18%)           2.19%            22%
Year ended 7/31/03                                       $     884       2.08%            0.75%            2.10%            79%
Year ended 7/31/04                                       $   1,832       2.06%            0.27%            2.06%            22%
Six months ended 1/31/05+                                $   2,026       2.06%**          0.15%**          2.06%**          10%
                                                        ----------   --------    -------------       ----------      ---------



                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                140 - 141 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                  CHANGE IN NET ASSETS
                                                                                RESULTING FROM OPERATIONS
                                                                             -------------------------------
                                                                                               NET REALIZED
                                                                                                   AND
                                                                                                UNREALIZED      CHANGE IN
                                                                NET ASSET                     GAINS/(LOSSES)    NET ASSETS
                                                                 VALUE,          NET               FROM         RESULTING
                                                                BEGINNING    INVESTMENT         INVESTMENT         FROM
                                                                OF PERIOD   INCOME/(LOSS)      TRANSACTIONS     OPERATIONS
                                                                ---------   -------------     --------------    ----------
LIFEMODEL AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $  10.00            0.04#              1.35#         1.39
Year ended 7/31/04                                               $  11.35            0.14#              1.31#         1.45
Six months ended 1/31/05+                                        $  12.49            0.11#              0.88#         0.99
                                                                ---------   -------------     --------------    ----------
LIFEMODEL AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $  10.00            0.02#              1.33#         1.35
Year ended 7/31/04                                               $  11.33            0.11#              1.30#         1.41
Six months ended 1/31/05+                                        $  12.45            0.10#              0.88#         0.98
                                                                ---------   -------------     --------------    ----------
LIFEMODEL AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $  10.00           (0.02)#             1.28#         1.26
Year ended 7/31/04                                               $  11.26            0.05#              1.27#         1.32
Six months ended 1/31/05+                                        $  12.30            0.05#              0.87#         0.92
                                                                ---------   -------------     --------------    ----------
LIFEMODEL AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $  10.00           (0.01)#             1.28#         1.27
Year ended 7/31/04                                               $  11.26            0.03#              1.28#         1.31
Six months ended 1/31/05+                                        $  12.30            0.05#              0.87#         0.92
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $  10.00            0.09#              1.58#         1.67
Year ended 7/31/04                                               $  11.59            0.19#              1.03#         1.22
Six months ended 1/31/05+                                        $  12.48            0.13#              0.72#         0.85
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $  10.00            0.07#              1.58#         1.65
Year ended 7/31/04                                               $  11.58            0.16#              1.04#         1.20
Six months ended 1/31/05+                                        $  12.47            0.12#              0.70#         0.82
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $  10.00            0.02#              1.55#         1.57
Year ended 7/31/04                                               $  11.55            0.07#              1.03#         1.10
Six months ended 1/31/05+                                        $  12.42            0.07#              0.70#         0.77
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $  10.00            0.02#              1.55#         1.57
Year ended 7/31/04                                               $  11.55            0.07#              1.02#         1.09
Six months ended 1/31/05+                                        $  12.41            0.07#              0.70#         0.77
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $  10.00            0.14#              0.92#         1.06
Year ended 7/31/04                                               $  10.93            0.21#              0.76#         0.97
Six months ended 1/31/05+                                        $  11.57            0.14#              0.48#         0.62
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $  10.00            0.12#              0.92#         1.04
Year ended 7/31/04                                               $  10.93            0.19#              0.74#         0.93
Six months ended 1/31/05+                                        $  11.56            0.13#              0.47#         0.60
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $  10.00            0.06#              0.89#         0.95
Year ended 7/31/04                                               $  10.89            0.12#              0.73#         0.85
Six months ended 1/31/05+                                        $  11.51            0.09#              0.47#         0.56
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $  10.00            0.06#              0.90#         0.96
Year ended 7/31/04                                               $  10.90            0.12#              0.73#         0.85
Six months ended 1/31/05+                                        $  11.51            0.08#              0.47#         0.55
                                                                ---------   -------------     --------------    ----------




                                                                 LESS DIVIDENDS AND
                                                                 DISTRIBUTIONS FROM
                                                                ---------------------
                                                                                                           NET        TOTAL
                                                                                             TOTAL        ASSET      RETURN
                                                                   NET         NET         DIVIDENDS      VALUE,    (EXCLUDES
                                                                INVESTMENT   REALIZED         AND         END OF      SALES
                                                                  INCOME      GAINS      DISTRIBUTIONS    PERIOD     CHARGE)
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                                 (0.04)        --            (0.04)   $11.35        13.92%*
Year ended 7/31/04                                                   (0.13)     (0.18)           (0.31)   $12.49        12.83%
Six months ended 1/31/05+                                            (0.11)     (0.08)           (0.19)   $13.29         7.91%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                                 (0.02)        --            (0.02)   $11.33        13.57%*
Year ended 7/31/04                                                   (0.11)     (0.18)           (0.29)   $12.45        12.49%
Six months ended 1/31/05+                                            (0.10)     (0.08)           (0.18)   $13.25         7.81%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                                    --^        --               --    $11.26        12.65%*
Year ended 7/31/04                                                   (0.10)     (0.18)           (0.28)   $12.30        11.70%
Six months ended 1/31/05+                                            (0.07)     (0.08)           (0.15)   $13.07         7.43%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                                 (0.01)        --            (0.01)   $11.26        12.74%*
Year ended 7/31/04                                                   (0.09)     (0.18)           (0.27)   $12.30        11.67%
Six months ended 1/31/05+                                            (0.07)     (0.08)           (0.15)   $13.07         7.41%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                                 (0.08)        --            (0.08)   $11.59        16.78%*
Year ended 7/31/04                                                   (0.19)     (0.14)           (0.33)   $12.48        10.54%
Six months ended 1/31/05+                                            (0.13)     (0.08)           (0.21)   $13.12         6.75%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                                 (0.07)        --            (0.07)   $11.58        16.51%*
Year ended 7/31/04                                                   (0.17)     (0.14)           (0.31)   $12.47        10.32%
Six months ended 1/31/05+                                            (0.11)     (0.08)           (0.19)   $13.10         6.56%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                                 (0.02)        --            (0.02)   $11.55        15.70%*
Year ended 7/31/04                                                   (0.09)     (0.14)           (0.23)   $12.42         9.47%
Six months ended 1/31/05+                                            (0.06)     (0.08)           (0.14)   $13.05         6.19%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                                 (0.02)        --            (0.02)   $11.55        15.71%*
Year ended 7/31/04                                                   (0.09)     (0.14)           (0.23)   $12.41         9.45%
Six months ended 1/31/05+                                            (0.06)     (0.08)           (0.14)   $13.04         6.19%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                                 (0.13)        --            (0.13)   $10.93        10.66%*
Year ended 7/31/04                                                   (0.21)     (0.12)           (0.33)   $11.57         8.84%
Six months ended 1/31/05+                                            (0.14)     (0.03)           (0.17)   $12.02         5.37%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                                 (0.11)        --            (0.11)   $10.93        10.48%*
Year ended 7/31/04                                                   (0.18)     (0.12)           (0.30)   $11.56         8.53%
Six months ended 1/31/05+                                            (0.13)     (0.03)           (0.16)   $12.00         5.17%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                                 (0.06)        --            (0.06)   $10.89         9.58%*
Year ended 7/31/04                                                   (0.11)     (0.12)           (0.23)   $11.51         7.80%
Six months ended 1/31/05+                                            (0.09)     (0.03)           (0.12)   $11.95         4.80%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                                 (0.06)        --            (0.06)   $10.90         9.67%*
Year ended 7/31/04                                                   (0.12)     (0.12)           (0.24)   $11.51         7.76%
Six months ended 1/31/05+                                            (0.08)     (0.03)           (0.11)   $11.95         4.78%*
                                                                ----------   --------    -------------    ------    ---------




                                                                                    RATIOS/SUPPLEMENTAL DATA
                                                                ------------------------------------------------------------------
                                                                            RATIOS OF                      RATIOS OF
                                                                   NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                 ASSETS,        TO         INVESTMENT          TO
                                                                  END OF     AVERAGE      INCOME/(LOSS)      AVERAGE     PORTFOLIO
                                                                  PERIOD       NET         TO AVERAGE          NET       TURNOVER
                                                                 (000's)      ASSETS       NET ASSETS      ASSETS (a)     RATE (b)
                                                                ----------   --------    -------------    ----------    ----------
LIFEMODEL AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $   32,421       0.08%**          0.45%**       0.78%**         79%
Year ended 7/31/04                                              $   52,085       0.08%            1.09%         0.51%           22%
Six months ended 1/31/05+                                       $   61,534       0.08%**          1.78%**       0.47%**         12%
                                                                ----------   --------    -------------    ----------    ----------
LIFEMODEL AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $   10,090       0.33%**          0.16%**       1.24%**         79%
Year ended 7/31/04                                              $   38,249       0.33%            0.80%         0.76%           22%
Six months ended 1/31/05+                                       $   43,125       0.33%**          1.50%**       0.72%**         12%
                                                                ----------   --------    -------------    ----------    ----------
LIFEMODEL AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $    3,587       1.08%**         (0.54%)**      2.06%**         79%
Year ended 7/31/04                                              $   12,106       1.08%            0.03%         1.51%           22%
Six months ended 1/31/05+                                       $   14,113       1.08%**          0.77%**       1.47%**         12%
                                                                ----------   --------    -------------    ----------    ----------
LIFEMODEL AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $      532       1.08%**         (0.62%)**      2.20%**         79%
Year ended 7/31/04                                              $    1,916       1.08%            0.06%         1.51%           22%
Six months ended 1/31/05+                                       $    2,020       1.08%**          0.74%**       1.47%**         12%
                                                                ----------   --------    -------------    ----------    ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $   62,677       0.08%**          1.15%**       0.54%**         55%
Year ended 7/31/04                                              $   82,264       0.08%            1.56%         0.45%           16%
Six months ended 1/31/05+                                       $   99,466       0.08%**          2.01%**       0.44%**         12%
                                                                ----------   --------    -------------    ----------    ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $   33,806       0.33%**          0.86%**       0.90%**         55%
Year ended 7/31/04                                              $   94,739       0.33%            1.32%         0.70%           16%
Six months ended 1/31/05+                                       $  116,226       0.33%**          1.77%**       0.69%**         12%
                                                                ----------   --------    -------------    ----------    ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $   12,606       1.08%**          0.10%**       1.60%**         55%
Year ended 7/31/04                                              $   39,636       1.08%            0.53%         1.45%           16%
Six months ended 1/31/05+                                       $   45,184       1.08%**          1.01%**       1.44%**         12%
                                                                ----------   --------    -------------    ----------    ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $    1,386       1.08%**          0.06%**       1.61%**         55%
Year ended 7/31/04                                              $    8,046       1.08%            0.48%         1.45%           16%
Six months ended 1/31/05+                                       $    8,956       1.08%**          1.01%**       1.44%**         12%
                                                                ----------   --------    -------------    ----------    ----------
LIFEMODEL MODERATE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $   71,538       0.08%**          1.82%**       0.52%**         55%
Year ended 7/31/04                                              $  315,055       0.08%            1.76%         0.43%           14%
Six months ended 1/31/05+                                       $  339,491       0.08%**          2.43%**       0.41%**         14%
                                                                ----------   --------    -------------    ----------    ----------
LIFEMODEL MODERATE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $   28,991       0.33%**          1.52%**       0.84%**         55%
Year ended 7/31/04                                              $   98,293       0.33%            1.79%         0.68%           14%
Six months ended 1/31/05+                                       $  107,728       0.33%**          2.16%**       0.66%**         14%
                                                                ----------   --------    -------------    ----------    ----------
LIFEMODEL MODERATE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $   14,631       1.08%**          0.74%**       1.63%**         55%
Year ended 7/31/04                                              $   36,778       1.08%            1.05%         1.43%           14%
Six months ended 1/31/05+                                       $   41,566       1.08%**          1.43%**       1.41%**         14%
                                                                ----------   --------    -------------    ----------    ----------
LIFEMODEL MODERATE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $    1,335       1.08%**          0.70%**       1.66%**         55%
Year ended 7/31/04                                              $    7,442       1.08%            1.04%         1.43%           14%
Six months ended 1/31/05+                                       $    8,088       1.08%**          1.42%**       1.41%**         14%
                                                                ----------   --------    -------------    ----------    ----------



                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                142 - 143 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                  CHANGE IN NET ASSETS
                                                                                RESULTING FROM OPERATIONS
                                                                             -------------------------------
                                                                                               NET REALIZED
                                                                                                   AND
                                                                                                UNREALIZED      CHANGE IN
                                                                NET ASSET                     GAINS/(LOSSES)    NET ASSETS
                                                                 VALUE,          NET               FROM         RESULTING
                                                                BEGINNING    INVESTMENT         INVESTMENT         FROM
                                                                OF PERIOD   INCOME/(LOSS)      TRANSACTIONS     OPERATIONS
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $    10.00           0.18#              0.60#         0.78
Year ended 7/31/04                                              $    10.62           0.27#              0.51#         0.78
Six months ended 1/31/05+                                       $    10.95           0.15#              0.38#         0.53
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $    10.00           0.15#              0.59#         0.74
Year ended 7/31/04                                              $    10.60           0.22#              0.53#         0.75
Six months ended 1/31/05+                                       $    10.93           0.14#              0.37#         0.51
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $    10.00           0.10#              0.58#         0.68
Year ended 7/31/04                                              $    10.58           0.14#              0.53#         0.67
Six months ended 1/31/05+                                       $    10.90           0.09#              0.37#         0.46
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $    10.00           0.09#              0.59#         0.68
Year ended 7/31/04                                              $    10.59           0.14#              0.52#         0.66
Six months ended 1/31/05+                                       $    10.90           0.09#              0.38#         0.47
                                                                ---------   -------------     --------------    ----------
LIFEMODEL CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $    10.00           0.23#              0.52#         0.75
Year ended 7/31/04                                              $    10.54           0.31#              0.26#         0.57
Six months ended 1/31/05+                                       $    10.66           0.16#              0.21#         0.37
                                                                ---------   -------------     --------------    ----------
LIFEMODEL CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $    10.00           0.21#              0.51#         0.72
Year ended 7/31/04                                              $    10.53           0.26#              0.28#         0.54
Six months ended 1/31/05+                                       $    10.64           0.15#              0.21#         0.36
                                                                ---------   -------------     --------------    ----------
LIFEMODEL CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $    10.00           0.16#              0.49#         0.65
Year ended 7/31/04                                              $    10.50           0.19#              0.27#         0.46
Six months ended 1/31/05+                                       $    10.61           0.11#              0.21#         0.32
                                                                ---------   -------------     --------------    ----------
LIFEMODEL CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $    10.00           0.15#              0.50#         0.65
Year ended 7/31/04                                              $    10.51           0.18#              0.28#         0.46
Six months ended 1/31/05+                                       $    10.61           0.12#              0.20#         0.32
                                                                ---------   -------------     --------------    ----------




                                                                 LESS DIVIDENDS AND
                                                                 DISTRIBUTIONS FROM
                                                                ---------------------
                                                                                                           NET        TOTAL
                                                                                             TOTAL        ASSET      RETURN
                                                                   NET         NET         DIVIDENDS      VALUE,    (EXCLUDES
                                                                INVESTMENT   REALIZED         AND         END OF      SALES
                                                                  INCOME      GAINS      DISTRIBUTIONS    PERIOD     CHARGE)
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                                 (0.16)        --            (0.16)   $10.62         7.87%*
Year ended 7/31/04                                                   (0.25)     (0.20)           (0.45)   $10.95         7.39%
Six months ended 1/31/05+                                            (0.15)     (0.09)           (0.24)   $11.24         4.79%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                                 (0.14)        --            (0.14)   $10.60         7.51%*
Year ended 7/31/04                                                   (0.22)     (0.20)           (0.42)   $10.93         7.15%
Six months ended 1/31/05+                                            (0.13)     (0.09)           (0.22)   $11.22         4.65%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                                 (0.10)        --            (0.10)   $10.58         6.81%*
Year ended 7/31/04                                                   (0.15)     (0.20)           (0.35)   $10.90         6.35%
Six months ended 1/31/05+                                            (0.09)     (0.09)           (0.18)   $11.18         4.20%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                                 (0.09)        --            (0.09)   $10.59         6.81%*
Year ended 7/31/04                                                   (0.15)     (0.20)           (0.35)   $10.90         6.29%
Six months ended 1/31/05+                                            (0.09)     (0.09)           (0.18)   $11.19         4.28%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                                 (0.21)        --            (0.21)   $10.54         7.58%*
Year ended 7/31/04                                                   (0.29)     (0.16)           (0.45)   $10.66         5.44%
Six months ended 1/31/05+                                            (0.16)     (0.09)           (0.25)   $10.78         3.53%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                                 (0.19)        --            (0.19)   $10.53         7.31%*
Year ended 7/31/04                                                   (0.27)     (0.16)           (0.43)   $10.64         5.11%
Six months ended 1/31/05+                                            (0.15)     (0.09)           (0.24)   $10.76         3.41%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                                 (0.15)        --            (0.15)   $10.50         6.54%*
Year ended 7/31/04                                                   (0.19)     (0.16)           (0.35)   $10.61         4.37%
Six months ended 1/31/05+                                            (0.11)     (0.09)           (0.20)   $10.73         3.02%*
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                                 (0.14)        --            (0.14)   $10.51         6.58%*
Year ended 7/31/04                                                   (0.20)     (0.16)           (0.36)   $10.61         4.34%
Six months ended 1/31/05+                                            (0.11)     (0.09)           (0.20)   $10.73         3.01%*
                                                                ----------   --------    -------------    ------    ---------




                                                                                    RATIOS/SUPPLEMENTAL DATA
                                                                ------------------------------------------------------------------
                                                                           RATIOS OF                       RATIOS OF
                                                                  NET      EXPENSES     RATIOS OF NET       EXPENSES
                                                                ASSETS,       TO         INVESTMENT            TO
                                                                 END OF     AVERAGE     INCOME/(LOSS)       AVERAGE      PORTFOLIO
                                                                 PERIOD       NET        TO AVERAGE           NET        TURNOVER
                                                                (000's)     ASSETS       NET ASSETS        ASSETS (a)     RATE (b)
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $ 40,412        0.08%*           2.23%*          0.60%*         72%
Year ended 7/31/04                                              $ 38,097        0.08%            2.33%           0.49%          19%
Six months ended 1/31/05+                                       $ 40,758        0.08%*           2.61%*          0.48%*         14%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $ 19,449        0.33%*           1.82%*          1.04%*         72%
Year ended 7/31/04                                              $ 40,851        0.33%            2.09%           0.74%          19%
Six months ended 1/31/05+                                       $ 40,958        0.33%*           2.35%*          0.73%*         14%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $  9,083        1.08%*           1.09%*          1.80%*         72%
Year ended 7/31/04                                              $ 21,122        1.08%            1.31%           1.49%          19%
Six months ended 1/31/05+                                       $ 22,838        1.08%*           1.62%*          1.48%*         14%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $  1,017        1.08%*           1.07%*          1.73%*         72%
Year ended 7/31/04                                              $  3,576        1.08%            1.26%           1.49%          19%
Six months ended 1/31/05+                                       $  3,839        1.08%*           1.59%*          1.48%*         14%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $ 16,014        0.08%*           2.90%*          0.75%*         63%
Year ended 7/31/04                                              $ 14,201        0.08%            2.79%           0.58%          27%
Six months ended 1/31/05+                                       $ 16,149        0.08%*           3.06%*          0.56%*         21%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $  9,387        0.33%*           2.52%*          1.17%*         63%
Year ended 7/31/04                                              $ 20,461        0.33%            2.59%           0.84%          27%
Six months ended 1/31/05+                                       $ 24,485        0.33%*           2.82%*          0.81%*         21%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $  8,795        1.08%*           1.75%*          1.86%*         63%
Year ended 7/31/04                                              $ 13,524        1.08%            1.80%           1.58%          27%
Six months ended 1/31/05+                                       $ 13,692        1.08%*           2.07%*          1.56%*         21%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $  2,203        1.08%*           1.63%*          1.86%*         63%
Year ended 7/31/04                                              $  6,563        1.08%            1.81%           1.58%          27%
Six months ended 1/31/05+                                       $  5,768        1.08%*           2.06%*          1.56%*         21%
                                                                --------   ---------    -------------      ----------    ---------

                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                144 - 145 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                       CHANGE IN NET ASSETS
                                                                     RESULTING FROM OPERATIONS
                                                                  -------------------------------
                                                                                    NET REALIZED
                                                                                         AND
                                                                                     UNREALIZED        CHANGE IN
                                                      NET ASSET                    GAINS/(LOSSES)     NET ASSETS
                                                       VALUE,          NET              FROM           RESULTING
                                                      BEGINNING    INVESTMENT        INVESTMENT          FROM
                                                      OF PERIOD   INCOME/(LOSS)     TRANSACTIONS      OPERATIONS
                                                      ---------   -------------    --------------     ----------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                   $   10.62            0.87             (1.43)         (0.56)
Year ended 12/31/00                                   $    9.23            0.78              0.70           1.48
Year ended 12/31/01                                   $    9.96            0.69              0.59           1.28
1/1/02 to 7/31/02(c)                                  $   10.57            0.32              0.08           0.40
Year ended 7/31/03                                    $   10.63            0.58              0.25           0.83
Year ended 7/31/04                                    $   10.91            0.51              0.25           0.76
Six months ended 1/31/05+                             $   11.15            0.27              0.36           0.63
                                                      ---------   -------------    --------------     ----------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                                  $   11.65            0.17             (0.54)         (0.37)
Six months ended 1/31/05+                             $   11.12            0.26              0.36           0.62
                                                      ---------   -------------    --------------     ----------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                                  $   11.65            0.15             (0.54)         (0.39)
Six months ended 1/31/05+                             $   11.12            0.22              0.36           0.58
                                                      ---------   -------------    --------------     ----------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                               $   10.53            0.16             (0.10)          0.06
1/1/02 to 7/31/02(c)                                  $   10.50            0.27              0.07           0.34
Year ended 7/31/03                                    $   10.55            0.47              0.24           0.71
Year ended 7/31/04                                    $   10.82            0.39              0.25           0.64
Six months ended 1/31/05+                             $   11.05            0.21              0.37           0.58
                                                      ---------   -------------    --------------     ----------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/99                                   $   10.61            0.86             (1.43)         (0.57)
Year ended 12/31/00                                   $    9.22            0.73              0.70           1.43
Year ended 12/31/01                                   $    9.95            0.63              0.60           1.23
1/1/02 to 7/31/02(c)                                  $   10.53            0.28              0.10           0.38
Year ended 7/31/03                                    $   10.60            0.51              0.26           0.77
Year ended 7/31/04                                    $   10.88            0.46              0.25           0.71
Six months ended 1/31/05+                             $   11.12            0.23              0.37           0.60
                                                      ---------   -------------    --------------     ----------
SELECT STOCK FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                    $   37.28           (0.09)             1.59           1.50
Year ended 7/31/01                                    $   38.23              --            (11.73)        (11.73)
Year ended 7/31/02                                    $   25.47           (0.21)            (7.20)         (7.41)
Year ended 7/31/03                                    $   18.06           (0.12)             0.23           0.11
Year ended 7/31/04                                    $   18.17           (0.19)             1.12           0.93
Six months ended 1/31/05+                             $   19.10           (0.07)@            1.14           1.07
                                                      ---------   -------------    --------------     ----------
SELECT STOCK FUND CLASS A SHARES
Year ended 7/31/00                                    $   37.20           (0.21)             1.61           1.40
Year ended 7/31/01                                    $   38.05              --            (11.74)        (11.74)
Year ended 7/31/02                                    $   25.28           (0.29)            (7.11)         (7.40)
Year ended 7/31/03                                    $   17.88           (0.16)             0.22           0.06
Year ended 7/31/04                                    $   17.94           (0.20)             1.08           0.88
Six months ended 1/31/05+                             $   18.82           (0.09)@            1.11           1.02
                                                      ---------   -------------    --------------     ----------
SELECT STOCK FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                $   34.43              --             (7.81)         (7.81)
Year ended 7/31/02                                    $   25.59           (0.34)            (7.40)         (7.74)
Year ended 7/31/03                                    $   17.85           (0.24)             0.16          (0.08)
Year ended 7/31/04                                    $   17.77           (0.31)             1.05           0.74
Six months ended 1/31/05+                             $   18.51           (0.16)@            1.09           0.93
                                                      ---------   -------------    --------------     ----------
SELECT STOCK FUND CLASS C SHARES
Year ended 7/31/00                                    $   36.92           (0.47)             1.66           1.19
Year ended 7/31/01                                    $   37.56              --            (11.78)        (11.78)
Year ended 7/31/02                                    $   24.75           (0.50)            (6.88)         (7.38)
Year ended 7/31/03                                    $   17.37           (0.30)             0.23          (0.07)
Year ended 7/31/04                                    $   17.30           (0.36)             1.07           0.71
Six months ended 1/31/05+                             $   18.01           (0.16)@            1.07           0.91
                                                      ---------   -------------    --------------     ----------




                                                             LESS DIVIDENDS AND
                                                             DISTRIBUTIONS FROM
                                                      --------------------------------
                                                                                                            NET        TOTAL
                                                                                              TOTAL        ASSET      RETURN
                                                         NET         NET       RETURN       DIVIDENDS      VALUE,    (EXCLUDES
                                                      INVESTMENT   REALIZED      OF            AND         END OF      SALES
                                                        INCOME      GAINS      CAPITAL    DISTRIBUTIONS    PERIOD     CHARGE)
                                                      ----------   --------    -------    -------------    ------    ---------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                        (0.83)        --         --            (0.83)   $ 9.23        (5.61%)
Year ended 12/31/00                                        (0.75)        --         --            (0.75)   $ 9.96        16.52%
Year ended 12/31/01                                        (0.67)        --         --^           (0.67)   $10.57        13.12%
1/1/02 to 7/31/02(c)                                       (0.34)        --         --            (0.34)   $10.63         3.82%*
Year ended 7/31/03                                         (0.55)        --         --            (0.55)   $10.91         7.89%
Year ended 7/31/04                                         (0.52)        --         --            (0.52)   $11.15         7.04%
Six months ended 1/31/05+                                  (0.25)     (0.01)        --            (0.26)   $11.52         5.69%*
                                                      ----------   --------    -------    -------------    ------    ---------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                                       (0.16)        --         --            (0.16)   $11.12       (3.15%)*
Six months ended 1/31/05+                                  (0.24)     (0.01)        --            (0.25)   $11.49         5.57%*
                                                      ----------   --------    -------    -------------    ------    ---------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                                       (0.14)        --         --            (0.14)   $11.12       (3.36%)*
Six months ended 1/31/05+                                  (0.20)     (0.01)        --            (0.21)   $11.49         5.18%*
                                                      ----------   --------    -------    -------------    ------    ---------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                                    (0.09)        --         --            (0.09)   $10.50         0.62%*
1/1/02 to 7/31/02(c)                                       (0.29)        --         --            (0.29)   $10.55         3.22%*
Year ended 7/31/03                                         (0.44)        --         --            (0.44)   $10.82         6.82%
Year ended 7/31/04                                         (0.41)        --         --            (0.41)   $11.05         6.07%
Six months ended 1/31/05+                                  (0.20)     (0.01)        --            (0.21)   $11.42         5.12%*
                                                      ----------   --------    -------    -------------    ------    ---------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/99                                        (0.82)        --         --            (0.82)   $ 9.22        (5.72%)
Year ended 12/31/00                                        (0.70)        --         --            (0.70)   $ 9.95        16.01%
Year ended 12/31/01                                        (0.65)        --         --^           (0.65)   $10.53        12.64%
1/1/02 to 7/31/02(c)                                       (0.31)        --         --            (0.31)   $10.60         3.64%*
Year ended 7/31/03                                         (0.49)        --         --            (0.49)   $10.88         7.36%
Year ended 7/31/04                                         (0.47)        --         --            (0.47)   $11.12         6.55%
Six months ended 1/31/05+                                  (0.22)     (0.01)        --            (0.23)   $11.49         5.44%*
                                                      ----------   --------    -------    -------------    ------    ---------
SELECT STOCK FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                            --      (0.55)        --            (0.55)   $38.23         4.07%
Year ended 7/31/01                                            --      (1.03)        --            (1.03)   $25.47       (31.27%)
Year ended 7/31/02                                            --         --         --               --    $18.06       (29.09%)
Year ended 7/31/03                                            --         --         --               --    $18.17         0.61%
Year ended 7/31/04                                            --         --         --               --    $19.10         5.12%
Six months ended 1/31/05+                                     --         --         --               --    $20.17         5.60%*
                                                      ----------   --------    -------    -------------    ------    ---------
SELECT STOCK FUND CLASS A SHARES
Year ended 7/31/00                                            --      (0.55)        --            (0.55)   $38.05         3.81%
Year ended 7/31/01                                            --      (1.03)        --            (1.03)   $25.28       (31.44%)
Year ended 7/31/02                                            --         --         --               --    $17.88       (29.27%)
Year ended 7/31/03                                            --         --         --               --    $17.94         0.34%
Year ended 7/31/04                                            --         --         --               --    $18.82         4.91%
Six months ended 1/31/05+                                     --         --         --               --    $19.84         5.42%*
                                                      ----------   --------    -------    -------------    ------    ---------
SELECT STOCK FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                        --      (1.03)        --            (1.03)   $25.59       (23.35%)*
Year ended 7/31/02                                            --         --         --               --    $17.85       (30.25%)
Year ended 7/31/03                                            --         --         --               --    $17.77        (0.45%)
Year ended 7/31/04                                            --         --         --               --    $18.51         4.16%
Six months ended 1/31/05+                                     --         --         --               --    $19.44         5.02%*
                                                      ----------   --------    -------    -------------    ------    ---------
SELECT STOCK FUND CLASS C SHARES
Year ended 7/31/00                                            --      (0.55)        --            (0.55)   $37.56         3.26%
Year ended 7/31/01                                            --      (1.03)        --            (1.03)   $24.75       (31.97%)
Year ended 7/31/02                                            --         --         --               --    $17.37       (29.82%)
Year ended 7/31/03                                            --         --         --               --    $17.30        (0.40%)
Year ended 7/31/04                                            --         --         --               --    $18.01         4.10%
Six months ended 1/31/05+                                     --         --         --               --    $18.92         5.05%*
                                                      ----------   --------    -------    -------------    ------    ---------




                                                                            RATIOS/SUPPLEMENTAL DATA
                                                      --------------------------------------------------------------------
                                                                 RATIOS OF                       RATIOS OF
                                                        NET      EXPENSES      RATIOS OF NET      EXPENSES
                                                      ASSETS,       TO          INVESTMENT           TO
                                                      END OF      AVERAGE      INCOME/(LOSS)      AVERAGE        PORTFOLIO
                                                      PERIOD        NET         TO AVERAGE          NET          TURNOVER
                                                      (000's)     ASSETS        NET ASSETS       ASSETS (a)       RATE (b)
                                                      -------    ---------     -------------     ----------      ---------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                   $ 2,540         1.41%             8.37%          1.41%            51%
Year ended 12/31/00                                   $ 3,349         1.35%             8.03%          1.35%            48%
Year ended 12/31/01                                   $ 3,142         1.26%             6.62%          1.28%            34%
1/1/02 to 7/31/02(c)                                  $11,491         1.35%**           5.14%**        1.63%**          27%
Year ended 7/31/03                                    $67,649         1.35%             5.25%          1.35%            38%
Year ended 7/31/04                                    $90,995         1.33%             4.64%          1.33%            36%
Six months ended 1/31/05+                             $97,470         1.34%**           4.69%**        1.34%**          13%
                                                      -------    ---------     -------------     ----------      ---------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                                  $   954         1.63%**           5.02%**        1.63%**          36%
Six months ended 1/31/05+                             $ 2,554         1.60%**           4.54%**        1.60%**          13%
                                                      -------    ---------     -------------     ----------      ---------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                                  $   389         2.37%**           4.27%**        2.37%**          36%
Six months ended 1/31/05+                             $   911         2.35%**           3.78%**        2.35%**          13%
                                                      -------    ---------     -------------     ----------      ---------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                               $ 1,755         2.39%**           8.97%**        2.55%**          34%
1/1/02 to 7/31/02(c)                                  $ 8,148         2.37%**           3.97%**        2.66%**          27%
Year ended 7/31/03                                    $37,810         2.32%             4.35%          2.35%            38%
Year ended 7/31/04                                    $39,298         2.33%             3.62%          2.33%            36%
Six months ended 1/31/05+                             $35,041         2.34%**           3.66%**        2.34%**          13%
                                                      -------    ---------     -------------     ----------      ---------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/99                                   $24,023         1.91%             7.87%          1.91%            51%
Year ended 12/31/00                                   $32,351         1.85%             7.53%          1.85%            48%
Year ended 12/31/01                                   $34,105         1.76%             6.12%          1.78%            34%
1/1/02 to 7/31/02(c)                                  $31,240         1.85%**           4.49%**        2.07%**          27%
Year ended 7/31/03                                    $36,345         1.85%             4.68%          1.88%            38%
Year ended 7/31/04                                    $39,982         1.83%             4.12%          1.83%            36%
Six months ended 1/31/05+                             $39,310         1.84%**           4.18%**        1.84%**          13%
                                                      -------    ---------     -------------     ----------      ---------
SELECT STOCK FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                    $58,939         1.07%            (0.23%)         1.07%            53%
Year ended 7/31/01                                    $31,415         1.11%            (0.48%)         1.24%           139%
Year ended 7/31/02                                    $16,623         1.38%            (0.79%)         1.38%            70%
Year ended 7/31/03                                    $14,659         1.47%            (0.67%)         1.63%            50%
Year ended 7/31/04                                    $ 7,166         1.43%            (0.68%)         1.74%            81%
Six months ended 1/31/05+                             $ 6,925         1.45%**          (0.72%)**       1.82%**           7%
                                                      -------    ---------     -------------     ----------      ---------
SELECT STOCK FUND CLASS A SHARES
Year ended 7/31/00                                    $42,842         1.32%            (0.47%)         1.32%            53%
Year ended 7/31/01                                    $20,106         1.36%            (0.73%)         1.48%           139%
Year ended 7/31/02                                    $ 9,132         1.63%            (1.03%)         1.63%            70%
Year ended 7/31/03                                    $ 8,264         1.72%            (0.92%)         1.89%            50%
Year ended 7/31/04                                    $ 9,391         1.68%            (0.98%)         2.00%            81%
Six months ended 1/31/05+                             $ 7,740         1.70%**          (0.97%)**       2.07%**           7%
                                                      -------    ---------     -------------     ----------      ---------
SELECT STOCK FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                $   158         2.17%**          (1.54%)**       2.57%**         139%
Year ended 7/31/02                                    $   285         2.27%            (1.89%)         2.27%            70%
Year ended 7/31/03                                    $   350         2.47%            (1.68%)         2.63%            50%
Year ended 7/31/04                                    $   441         2.43%            (1.74%)         2.74%            81%
Six months ended 1/31/05+                             $   344         2.45%**          (1.72%)**       2.82%**           7%
                                                      -------    ---------     -------------     ----------      ---------
SELECT STOCK FUND CLASS C SHARES
Year ended 7/31/00                                    $ 4,171         1.82%            (0.97%)         2.07%            53%
Year ended 7/31/01                                    $ 1,935         2.05%            (1.42%)         2.32%           139%
Year ended 7/31/02                                    $   837         2.38%            (1.78%)         2.38%            70%
Year ended 7/31/03                                    $   727         2.47%            (1.67%)         2.64%            50%
Year ended 7/31/04                                    $   580         2.43%            (1.71%)         2.75%            81%
Six months ended 1/31/05+                             $   562         2.45%**          (1.72%)**       2.82%**           7%
                                                      -------    ---------     -------------     ----------      ---------


                        SEE NOTES TO FINANCIAL STATEMENTS

                                146 - 147 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                CHANGE IN NET ASSETS
                                                             RESULTING FROM OPERATIONS
                                                         ----------------------------------
                                                                              NET REALIZED
                                                                                  AND
                                                                               UNREALIZED      CHANGE IN
                                            NET ASSET                        GAINS/(LOSSES)    NET ASSETS
                                             VALUE,           NET                 FROM         RESULTING
                                            BEGINNING     INVESTMENT           INVESTMENT         FROM
                                            OF PERIOD    INCOME/(LOSS)        TRANSACTIONS     OPERATIONS
                                            ---------    -------------       --------------    ----------
TECHNOLOGY FUND INSTITUTIONAL SHARES
6/5/00(d) to 7/31/00                        $   20.00            (0.03)               (0.76)        (0.79)
Year ended 7/31/01                          $   19.21               --                (8.68)        (8.68)
Year ended 7/31/02                          $   10.37            (0.12)               (4.70)        (4.82)
Year ended 7/31/03                          $    5.55            (0.09)@               3.26          3.17
Year ended 7/31/04                          $    8.72            (0.11)@              (0.15)        (0.26)
Six months ended 1/31/05+                   $    8.46            (0.06)                0.80          0.74
                                            ---------    -------------       --------------    ----------
TECHNOLOGY FUND CLASS A SHARES
6/5/00(d) to 7/31/00                        $   20.00            (0.03)               (0.76)        (0.79)
Year ended 7/31/01                          $   19.21               --                (8.70)        (8.70)
Year ended 7/31/02                          $   10.35            (0.13)               (4.70)        (4.83)
Year ended 7/31/03                          $    5.52            (0.11)@               3.25          3.14
Year ended 7/31/04                          $    8.66            (0.13)@              (0.15)        (0.28)
Six months ended 1/31/05+                   $    8.38            (0.07)                0.78          0.71
                                            ---------    -------------       --------------    ----------
TECHNOLOGY FUND CLASS B SHARES
10/11/00(d) to 7/31/01                      $   17.28               --                (6.84)        (6.84)
Year ended 7/31/02                          $   10.28            (0.17)               (4.67)        (4.84)
Year ended 7/31/03                          $    5.44            (0.15)@               3.18          3.03
Year ended 7/31/04                          $    8.47            (0.20)@              (0.13)        (0.33)
Six months ended 1/31/05+                   $    8.14            (0.10)                0.76          0.66
                                            ---------    -------------       --------------    ----------
TECHNOLOGY FUND CLASS C SHARES
6/5/00(d) to 7/31/00                        $   20.00            (0.03)               (0.77)        (0.80)
Year ended 7/31/01                          $   19.20               --                (8.80)        (8.80)
Year ended 7/31/02                          $   10.24            (0.24)               (4.57)        (4.81)
Year ended 7/31/03                          $    5.43            (0.16)@               3.17          3.01
Year ended 7/31/04                          $    8.44            (0.21)@              (0.12)        (0.33)
Six months ended 1/31/05+                   $    8.11            (0.11)                0.77          0.66
                                            ---------    -------------       --------------    ----------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                      $    8.91            (0.08)               (3.32)        (3.40)
Year ended 7/31/03                          $    5.51            (0.13)@               3.23          3.10
Year ended 7/31/04                          $    8.61            (0.16)@              (0.14)        (0.30)
Six months ended 1/31/05+                   $    8.31            (0.09)                0.79          0.70
                                            ---------    -------------       --------------    ----------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
Year ended 7/31/00                          $   12.80             0.07                 1.01          1.08
Year ended 7/31/01                          $   12.70             0.13                (2.17)        (2.04)
Year ended 7/31/02                          $    9.04             0.02                (1.30)        (1.28)
Year ended 7/31/03                          $    7.65             0.06                 0.12          0.18
Year ended 7/31/04                          $    7.79             0.06@                1.61          1.67
Six months ended 1/31/05+                   $    9.32             0.03                 1.34          1.37
                                            ---------    -------------       --------------    ----------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/00                          $   12.84             0.04                 1.01          1.05
Year ended 7/31/01                          $   12.71             0.12                (2.19)        (2.07)
Year ended 7/31/02                          $    9.02             0.04                (1.24)        (1.28)
Year ended 7/31/03                          $    7.64             0.07                 0.12          0.19
Year ended 7/31/04                          $    7.81             0.05@                1.59          1.64
Six months ended 1/31/05+                   $    9.33             0.01                 1.35          1.36
                                            ---------    -------------       --------------    ----------
INTERNATIONAL EQUITY CLASS B SHARES
10/11/00(d) to 7/31/01                      $   12.09             0.03                (1.44)        (1.41)
Year ended 7/31/02                          $    9.06            (0.05)               (1.31)        (1.36)
Year ended 7/31/03                          $    7.60               --^                0.11          0.11
Year ended 7/31/04                          $    7.71            (0.02)@               1.59          1.57
Six months ended 1/31/05+                   $    9.23            (0.03)                1.33          1.30
                                            ---------    -------------       --------------    ----------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/00                          $   12.76            (0.03)                0.99          0.96
Year ended 7/31/01                          $   12.54             0.13                (2.23)        (2.10)
Year ended 7/31/02                          $    8.82            (0.08)               (1.24)        (1.32)
Year ended 7/31/03                          $    7.40             0.02                 0.08          0.10
Year ended 7/31/04                          $    7.50            (0.02)@               1.54          1.52
Six months ended 1/31/05+                   $    8.99            (0.03)                1.30          1.27
                                            ---------    -------------       --------------    ----------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03(d) to 7/31/04                      $    8.67             0.02@                0.65          0.67
Six months ended 1/31/05+                   $    9.31               --^                1.34          1.34
                                            ---------    -------------       --------------    ----------




                                              LESS DIVIDENDS AND
                                              DISTRIBUTIONS FROM
                                            ----------------------
                                                                                        NET         TOTAL
                                                                          TOTAL        ASSET       RETURN
                                               NET          NET         DIVIDENDS      VALUE,     (EXCLUDES
                                            INVESTMENT    REALIZED         AND         END OF       SALES
                                              INCOME       GAINS      DISTRIBUTIONS    PERIOD      CHARGE)
                                            ----------    --------    -------------    ------     ---------
TECHNOLOGY FUND INSTITUTIONAL SHARES
6/5/00(d) to 7/31/00                               --           --               --    $19.21        (5.69%)*
Year ended 7/31/01                                 --        (0.16)           (0.16)   $10.37        (46.65%)
Year ended 7/31/02                                 --           --               --    $ 5.55        (46.48%)
Year ended 7/31/03                                 --           --               --    $ 8.72         57.12%
Year ended 7/31/04                                 --           --               --    $ 8.46         (2.98%)
Six months ended 1/31/05+                          --           --               --    $ 9.20          8.75%*
                                            ----------    --------    -------------    ------     ---------
TECHNOLOGY FUND CLASS A SHARES
6/5/00(d) to 7/31/00                               --           --               --    $19.21         (5.69%)*
Year ended 7/31/01                                 --        (0.16)           (0.16)   $10.35        (45.62%)
Year ended 7/31/02                                 --           --               --    $ 5.52        (46.67%)
Year ended 7/31/03                                 --           --               --    $ 8.66         56.88%
Year ended 7/31/04                                 --           --               --    $ 8.38         (3.23%)
Six months ended 1/31/05+                          --           --               --    $ 9.09          8.47%*
                                            ----------    --------    -------------    ------     ---------
TECHNOLOGY FUND CLASS B SHARES
10/11/00(d) to 7/31/01                             --        (0.16)           (0.16)   $10.28        (39.95%)*
Year ended 7/31/02                                 --           --               --    $ 5.44        (47.08%)
Year ended 7/31/03                                 --           --               --    $ 8.47         55.70%
Year ended 7/31/04                                 --           --               --    $ 8.14         (3.90%)
Six months ended 1/31/05+                          --           --               --    $ 8.80          8.11%*
                                            ----------    --------    -------------    ------     ---------
TECHNOLOGY FUND CLASS C SHARES
6/5/00(d) to 7/31/00                               --           --               --    $19.20         (5.65%)*
Year ended 7/31/01                                 --        (0.16)           (0.16)   $10.24        (46.12%)
Year ended 7/31/02                                 --           --               --    $ 5.43        (46.97%)
Year ended 7/31/03                                 --           --               --    $ 8.44         55.43%
Year ended 7/31/04                                 --           --               --    $ 8.11         (3.79%)
Six months ended 1/31/05+                          --           --               --    $ 8.77          8.00%*
                                            ----------    --------    -------------    ------     ---------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                             --           --               --    $ 5.51        (34.48%)*
Year ended 7/31/03                                 --           --               --    $ 8.61         56.26%
Year ended 7/31/04                                 --           --               --    $ 8.31         (3.37%)
Six months ended 1/31/05+                          --           --               --    $ 9.01          8.29%*
                                            ----------    --------    -------------    ------     ---------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
Year ended 7/31/00                                 --        (1.18)           (1.18)   $12.70          8.29%
Year ended 7/31/01                                 --        (1.62)           (1.62)   $ 9.04        (17.61%)
Year ended 7/31/02                              (0.11)          --            (0.11)   $ 7.65        (14.30%)
Year ended 7/31/03                              (0.04)          --            (0.04)   $ 7.79          2.47%
Year ended 7/31/04                              (0.14)          --            (0.14)   $ 9.32         21.56%
Six months ended 1/31/05+                       (0.20)          --            (0.20)   $10.49         14.71%*
                                            ----------    --------    -------------    ------     ---------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/00                                 --        (1.18)           (1.18)   $12.71          8.02%
Year ended 7/31/01                                 --        (1.62)           (1.62)   $ 9.02        (17.85%)
Year ended 7/31/02                              (0.10)          --            (0.10)   $ 7.64        (14.23%)
Year ended 7/31/03                              (0.02)          --            (0.02)   $ 7.81          2.52%
Year ended 7/31/04                              (0.12)          --            (0.12)   $ 9.33         21.11%
Six months ended 1/31/05+                       (0.17)          --            (0.17)   $10.52         14.63%*
                                            ----------    --------    -------------    ------     ---------
INTERNATIONAL EQUITY CLASS B SHARES
10/11/00(d) to 7/31/01                             --        (1.62)           (1.62)   $ 9.06        (13.36%)*
Year ended 7/31/02                              (0.10)          --            (0.10)   $ 7.60        (15.11%)
Year ended 7/31/03                                 --           --               --    $ 7.71          1.45%
Year ended 7/31/04                              (0.05)          --            (0.05)   $ 9.23         20.43%
Six months ended 1/31/05+                       (0.11)          --            (0.11)   $10.42         14.13%*
                                            ----------    --------    -------------    ------     ---------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/00                                 --        (1.18)           (1.18)   $12.54          7.25%
Year ended 7/31/01                                 --        (1.62)           (1.62)   $ 8.82        (18.39%)
Year ended 7/31/02                              (0.10)          --            (0.10)   $ 7.40        (15.07%)
Year ended 7/31/03                                 --           --               --    $ 7.50          1.35%
Year ended 7/31/04                              (0.03)          --            (0.03)   $ 8.99         20.32%
Six months ended 1/31/05+                       (0.11)          --            (0.11)   $10.15         14.13%*
                                            ----------    --------    -------------    ------     ---------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03(d) to 7/31/04                          (0.03)          --            (0.03)   $ 9.31          7.70%*
Six months ended 1/31/05+                       (0.15)          --            (0.15)   $10.50         14.38%*
                                            ----------    --------    -------------    ------     ---------




                                                                  RATIOS/SUPPLEMENTAL DATA
                                            --------------------------------------------------------------------
                                                        RATIOS OF                       RATIOS OF
                                              NET       EXPENSES      RATIOS OF NET      EXPENSES
                                            ASSETS,        TO          INVESTMENT          TO
                                             END OF      AVERAGE      INCOME/(LOSS)      AVERAGE        PORTFOLIO
                                             PERIOD        NET         TO AVERAGE          NET          TURNOVER
                                            (000's)      ASSETS        NET ASSETS       ASSETS (a)       RATE (b)
                                            --------    ---------     -------------     ----------      ---------
TECHNOLOGY FUND INSTITUTIONAL SHARES
6/5/00(d) to 7/31/00                        $ 55,188         1.46%**       (0.79%)**          1.46%**          11%
Year ended 7/31/01                          $ 45,842         1.50%         (1.24%)            1.50%            50%
Year ended 7/31/02                          $ 21,183         1.51%         (1.35%)            1.51%            97%
Year ended 7/31/03                          $ 29,573         1.55%         (1.46%)            1.87%           258%
Year ended 7/31/04                          $ 37,573         1.20%         (1.07%)            1.55%           191%
Six months ended 1/31/05+                   $ 37,735         1.57%**       (1.34%)**          1.57%**         168%
                                            --------    ---------     -------------     ----------      ---------
TECHNOLOGY FUND CLASS A SHARES
6/5/00(d) to 7/31/00                        $  4,560         1.70%**       (1.27%)**          1.70%**          11%
Year ended 7/31/01                          $  5,615         1.76%         (1.49%)            1.76%            50%
Year ended 7/31/02                          $  3,256         1.75%         (1.59%)            1.75%            97%
Year ended 7/31/03                          $  5,218         1.81%         (1.71%)            2.13%           258%
Year ended 7/31/04                          $  7,105         1.45%         (1.31%)            1.80%           191%
Six months ended 1/31/05+                   $  6,880         1.82%**       (1.59%)**          1.82%**         168%
                                            --------    ---------     -------------     ----------      ---------
TECHNOLOGY FUND CLASS B SHARES
10/11/00(d) to 7/31/01                      $    900         2.54%**       (2.28%)**          2.54%**          50%
Year ended 7/31/02                          $    679         2.51%         (2.35%)            2.51%            97%
Year ended 7/31/03                          $  1,164         2.55%         (2.45%)            2.87%           258%
Year ended 7/31/04                          $  1,436         2.20%         (2.06%)            2.56%           191%
Six months ended 1/31/05+                   $  1,413         2.57%**       (2.34%)**          2.57%**         168%
                                            --------    ---------     -------------     ----------      ---------
TECHNOLOGY FUND CLASS C SHARES
6/5/00(d) to 7/31/00                        $    105         2.42%**       (1.89%)**          2.42%**          11%
Year ended 7/31/01                          $    150         2.60%         (2.33%)            2.60%            50%
Year ended 7/31/02                          $     96         2.45%         (2.29%)            2.45%            97%
Year ended 7/31/03                          $  1,081         2.47%         (2.37%)            2.82%           258%
Year ended 7/31/04                          $  1,757         2.20%         (2.07%)            2.55%           191%
Six months ended 1/31/05+                   $  1,634         2.57%**       (2.34%)**          2.57%**         168%
                                            --------    ---------     -------------     ----------      ---------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                      $      6         1.95%**       (1.82%)**          1.95%**          97%
Year ended 7/31/03                          $     55         1.90%         (1.83%)            2.30%           258%
Year ended 7/31/04                          $    247         1.71%         (1.58%)            2.04%           191%
Six months ended 1/31/05+                   $    245         2.07%**       (1.84%)**          2.07%**         168%
                                            --------    ---------     -------------     ----------      ---------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
Year ended 7/31/00                          $208,383         1.45%          0.55%             1.45%            86%
Year ended 7/31/01                          $154,950         1.48%          0.98%             1.48%            42%
Year ended 7/31/02                          $148,593         1.38%          0.17%             1.38%            23%
Year ended 7/31/03                          $159,160         1.42%          0.96%             1.45%            44%
Year ended 7/31/04                          $324,852         1.36%          0.61%             1.42%            50%
Six months ended 1/31/05+                   $356,686         1.35%**        0.33%**           1.40%**          10%
                                            --------    ---------     -------------     ----------      ---------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/00                          $  7,901         1.70%          0.32%             1.70%            86%
Year ended 7/31/01                          $  5,933         1.73%          0.07%             1.73%            42%
Year ended 7/31/02                          $  4,105         1.62%          0.17%             1.62%            23%
Year ended 7/31/03                          $  5,489         1.67%          0.88%             1.69%            44%
Year ended 7/31/04                          $ 22,999         1.61%          0.51%             1.67%            50%
Six months ended 1/31/05+                   $ 23,759         1.60%**        0.09%**           1.65%**          10%
                                            --------    ---------     -------------     ----------      ---------
INTERNATIONAL EQUITY CLASS B SHARES
10/11/00(d) to 7/31/01                      $    176         2.43%**        2.08%**           2.43%**          42%
Year ended 7/31/02                          $    246         2.38%         (0.79%)            2.38%            23%
Year ended 7/31/03                          $    340         2.42%          0.01%             2.45%            44%
Year ended 7/31/04                          $    793         2.36%         (0.21%)            2.42%            50%
Six months ended 1/31/05+                   $  1,007         2.35%**       (0.68%)**          2.40%**          10%
                                            --------    ---------     -------------     ----------      ---------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/00                          $    276         2.22%         (0.20%)            2.22%            86%
Year ended 7/31/01                          $    163         2.43%         (0.01%)            2.57%            42%
Year ended 7/31/02                          $    127         2.38%         (0.94%)            2.38%            23%
Year ended 7/31/03                          $    304         2.39%          0.64%             2.44%            44%
Year ended 7/31/04                          $    555         2.36%         (0.22%)            2.42%            50%
Six months ended 1/31/05+                   $    679         2.35%**       (0.68%)**          2.40%**          10%
                                            --------    ---------     -------------     ----------      ---------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03(d) to 7/31/04                      $ 12,360         1.85%**        0.31%**           1.92%**          50%
Six months ended 1/31/05+                   $ 13,309         1.85%**       (0.17%)**          1.90%**          10%
                                            --------    ---------     -------------     ----------      ---------


                        SEE NOTES TO FINANCIAL STATEMENTS

                                148 - 149 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                 CHANGE IN NET ASSETS
                                                              RESULTING FROM OPERATIONS
                                                          ----------------------------------
                                                                               NET REALIZED
                                                                                   AND
                                                                                UNREALIZED      CHANGE IN
                                             NET ASSET                        GAINS/(LOSSES)    NET ASSETS
                                              VALUE,           NET                 FROM         RESULTING
                                             BEGINNING     INVESTMENT           INVESTMENT         FROM
                                             OF PERIOD       INCOME           TRANSACTIONS      OPERATIONS
                                             ---------    -------------       --------------    ----------
BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                          $   10.33             0.60                (1.05)        (0.45)
Year ended 12/31/00                          $    9.27             0.61                 0.45          1.06
1/1/01 to 7/31/01(f)                         $    9.72             0.28                 0.31          0.59
Year ended 7/31/02                           $    9.97             0.50                (0.01)         0.49
Year ended 7/31/03                           $    9.93             0.39                 0.09          0.48
Year ended 7/31/04                           $    9.96             0.28                 0.14          0.42
Six months ended 1/31/05+                    $   10.02             0.16                 0.21          0.37
                                             ---------    -------------       --------------    ----------
BOND FUND CLASS A SHARES
Year ended 12/31/99                          $   10.32             0.58                (1.06)        (0.48)
Year ended 12/31/00                          $    9.25             0.59                 0.46          1.05
1/1/01 to 7/31/01(f)                         $    9.71             0.27                 0.30          0.57
Year ended 7/31/02                           $    9.95             0.51                (0.03)         0.48
Year ended 7/31/03                           $    9.92             0.37                 0.08          0.45
Year ended 7/31/04                           $    9.95             0.25                 0.16          0.41
Six months ended 1/31/05+                    $   10.02             0.14                 0.20          0.34
                                             ---------    -------------       --------------    ----------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                       $   10.13             0.29                (0.17)         0.12
Year ended 7/31/03                           $    9.93             0.28                 0.08          0.36
Year ended 7/31/04                           $    9.95             0.15                 0.18          0.33
Six months ended 1/31/05+                    $   10.02             0.10                 0.20          0.30
                                             ---------    -------------       --------------    ----------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                       $   10.13             0.27                (0.16)         0.11
Year ended 7/31/03                           $    9.93             0.29                 0.08          0.37
Year ended 7/31/04                           $    9.96             0.17                 0.15          0.32
Six months ended 1/31/05+                    $   10.02             0.10                 0.20          0.30
                                             ---------    -------------       --------------    ----------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                       $   10.13             0.35                (0.19)         0.16
Year ended 7/31/03                           $    9.93             0.34                 0.08          0.42
Year ended 7/31/04                           $    9.96             0.23                 0.14          0.37
Six months ended 1/31/05+                    $   10.02             0.13                 0.20          0.33
                                             ---------    -------------       --------------    ----------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                          $   10.06             0.56                (0.68)        (0.12)
Year ended 12/31/00                          $    9.37             0.60                 0.29          0.89
1/1/01 to 7/31/01(g)                         $    9.66             0.25                 0.32          0.57
Year ended 7/31/02                           $    9.90             0.47                 0.11          0.58
Year ended 7/31/03                           $    9.98             0.38                 0.10          0.48
Year ended 7/31/04                           $   10.04             0.31                (0.04)         0.27
Six months ended 1/31/05+                    $    9.93             0.18                 0.06          0.24
                                             ---------    -------------       --------------    ----------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 12/31/99                          $   10.08             0.54                (0.68)        (0.14)
Year ended 12/31/00                          $    9.40             0.57                 0.28          0.85
1/1/01 to 7/31/01(g)                         $    9.68             0.25                 0.32          0.57
Year ended 7/31/02                           $    9.93             0.50                 0.06          0.56
Year ended 7/31/03                           $   10.01             0.36                 0.09          0.45
Year ended 7/31/04                           $   10.06             0.29                (0.04)         0.25
Six months ended 1/31/05+                    $    9.95             0.16                 0.07          0.23
                                             ---------    -------------       --------------    ----------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                       $   10.08             0.29                (0.10)         0.19
Year ended 7/31/03                           $    9.96             0.29                 0.09          0.38
Year ended 7/31/04                           $   10.01             0.24                (0.03)         0.21
Six months ended 1/31/05+                    $    9.90             0.16                 0.06          0.22
                                             ---------    -------------       --------------    ----------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                       $   10.08             0.27                (0.07)         0.20
Year ended 7/31/03                           $    9.98             0.30                 0.08          0.38
Year ended 7/31/04                           $   10.03             0.20                (0.03)         0.17
Six months ended 1/31/05+                    $    9.92             0.13                 0.06          0.19
                                             ---------    -------------       --------------    ----------




                                                LESS DIVIDENDS AND
                                                DISTRIBUTIONS FROM
                                              ----------------------
                                                                                          NET         TOTAL
                                                                            TOTAL        ASSET       RETURN
                                                 NET          NET         DIVIDENDS      VALUE,     (EXCLUDES
                                              INVESTMENT    REALIZED         AND         END OF       SALES
                                                INCOME       GAINS      DISTRIBUTIONS    PERIOD      CHARGE)
                                              ----------    --------    -------------    ------     ---------
BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                (0.60)      (0.01)           (0.61)   $ 9.27         (4.41%)
Year ended 12/31/00                                (0.61)         --            (0.61)   $ 9.72         11.91%
1/1/01 to 7/31/01(f)                               (0.34)         --            (0.34)   $ 9.97          6.19%*
Year ended 7/31/02                                 (0.53)         --            (0.53)   $ 9.93          5.06%
Year ended 7/31/03                                 (0.45)         --            (0.45)   $ 9.96          4.79%
Year ended 7/31/04                                 (0.36)         --            (0.36)   $10.02          4.26%
Six months ended 1/31/05+                          (0.19)      (0.01)           (0.20)   $10.19          3.69%*
                                              ----------    --------    -------------    ------     ---------
BOND FUND CLASS A SHARES
Year ended 12/31/99                                (0.58)      (0.01)           (0.59)   $ 9.25         (4.76%)
Year ended 12/31/00                                (0.59)         --            (0.59)   $ 9.71         11.65%
1/1/01 to 7/31/01(f)                               (0.33)         --            (0.33)   $ 9.95         6.05%*
Year ended 7/31/02                                 (0.51)         --            (0.51)   $ 9.92          4.91%
Year ended 7/31/03                                 (0.42)         --            (0.42)   $ 9.95          4.62%
Year ended 7/31/04                                 (0.34)         --            (0.34)   $10.02          4.00%
Six months ended 1/31/05+                          (0.17)      (0.01)           (0.18)   $10.18          3.46%*
                                              ----------    --------    -------------    ------     ---------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                             (0.32)         --            (0.32)   $ 9.93          1.22%*
Year ended 7/31/03                                 (0.34)         --            (0.34)   $ 9.95          3.74%
Year ended 7/31/04                                 (0.26)         --            (0.26)   $10.02          3.19%
Six months ended 1/31/05+                          (0.13)      (0.01)           (0.14)   $10.18          3.07%*
                                              ----------    --------    -------------    ------     ---------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                             (0.31)         --            (0.31)   $ 9.93          1.20%*
Year ended 7/31/03                                 (0.34)         --            (0.34)   $ 9.96          3.75%
Year ended 7/31/04                                 (0.26)         --            (0.26)   $10.02          3.20%
Six months ended 1/31/05+                          (0.13)      (0.01)           (0.14)   $10.18          3.07%*
                                              ----------    --------    -------------    ------     ---------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                             (0.36)         --            (0.36)   $ 9.93          1.69%*
Year ended 7/31/03                                 (0.39)         --            (0.39)   $ 9.96          4.25%
Year ended 7/31/04                                 (0.31)         --            (0.31)   $10.02          3.73%
Six months ended 1/31/05+                          (0.16)      (0.01)           (0.17)   $10.18          3.34%*
                                              ----------    --------    -------------    ------     ---------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                (0.57)         --            (0.57)   $ 9.37         (1.22%)
Year ended 12/31/00                                (0.60)         --            (0.60)   $ 9.66          9.74%
1/1/01 to 7/31/01(g)                               (0.33)         --            (0.33)   $ 9.90          6.16%*
Year ended 7/31/02                                 (0.50)         --            (0.50)   $ 9.98          6.15%
Year ended 7/31/03                                 (0.42)         --            (0.42)   $10.04          4.77%
Year ended 7/31/04                                 (0.38)         --            (0.38)   $ 9.93          2.71%
Six months ended 1/31/05+                          (0.21)         --            (0.21)   $ 9.96          2.41%*
                                              ----------    --------    -------------    ------     ---------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 12/31/99                                (0.54)         --            (0.54)   $ 9.40         (1.36%)
Year ended 12/31/00                                (0.57)         --            (0.57)   $ 9.68          9.44%
1/1/01 to 7/31/01(g)                               (0.32)         --            (0.32)   $ 9.93          5.98%*
Year ended 7/31/02                                 (0.48)         --            (0.48)   $10.01          5.78%
Year ended 7/31/03                                 (0.40)         --            (0.40)   $10.06          4.52%
Year ended 7/31/04                                 (0.36)         --            (0.36)   $ 9.95          2.45%
Six months ended 1/31/05+                          (0.19)         --            (0.19)   $ 9.99          2.36%*
                                              ----------    --------    -------------    ------     ---------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                             (0.31)         --            (0.31)   $ 9.96          1.92%*
Year ended 7/31/03                                 (0.33)         --            (0.33)   $10.01          3.78%
Year ended 7/31/04                                 (0.32)         --            (0.32)   $ 9.90          2.06%
Six months ended 1/31/05+                          (0.19)         --            (0.19)   $ 9.93          2.27%*
                                              ----------    --------    -------------    ------     ---------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                             (0.30)         --            (0.30)   $ 9.98          2.02%*
Year ended 7/31/03                                 (0.33)         --            (0.33)   $10.03          3.78%
Year ended 7/31/04                                 (0.28)         --            (0.28)   $ 9.92          1.72%
Six months ended 1/31/05+                          (0.16)         --            (0.16)   $ 9.95          1.89%*
                                              ----------    --------    -------------    ------     ---------




                                                                   RATIOS/SUPPLEMENTAL DATA
                                              --------------------------------------------------------------------
                                                          RATIOS OF                      RATIOS OF
                                                NET       EXPENSES      RATIOS OF NET     EXPENSES
                                              ASSETS,        TO          INVESTMENT          TO
                                               END OF      AVERAGE         INCOME         AVERAGE        PORTFOLIO
                                               PERIOD        NET         TO AVERAGE         NET          TURNOVER
                                              (000's)      ASSETS        NET ASSETS      ASSETS (a)      RATE (b)
                                              --------    ---------     -------------    ----------      ---------
BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                           $295,017         0.83%             6.25%         0.84%            90%
Year ended 12/31/00                           $295,093         0.82%             6.51%         0.82%           135%
1/1/01 to 7/31/01(f)                          $281,795         0.83%**           4.87%**       0.84%**         131%
Year ended 7/31/02                            $403,677         0.81%             4.74%         0.90%           229%
Year ended 7/31/03                            $303,450         0.80%             3.86%         0.89%           332%
Year ended 7/31/04                            $277,706         0.79%             2.75%         0.90%           389%
Six months ended 1/31/05+                     $246,439         0.79%**           3.09%**       0.91%**         182%
                                              --------    ---------     -------------    ----------      ---------
BOND FUND CLASS A SHARES
Year ended 12/31/99                           $ 10,614         1.08%             5.99%         1.09%            90%
Year ended 12/31/00                           $  6,663         1.07%             6.27%         1.07%           135%
1/1/01 to 7/31/01(f)                          $  6,190         1.08%**           4.61%**       1.09%**         131%
Year ended 7/31/02                            $ 19,949         1.06%             4.47%         1.16%           229%
Year ended 7/31/03                            $ 20,572         1.05%             3.57%         1.14%           332%
Year ended 7/31/04                            $ 22,559         1.04%             2.51%         1.15%           389%
Six months ended 1/31/05+                     $ 18,267         1.04%**           2.84%**       1.16%**         182%
                                              --------    ---------     -------------    ----------      ---------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                        $  6,857         1.81%**           3.70%**       1.93%**         229%
Year ended 7/31/03                            $  7,418         1.80%             2.81%         1.89%           332%
Year ended 7/31/04                            $  4,512         1.79%             1.76%         1.90%           389%
Six months ended 1/31/05+                     $  4,161         1.79%**           2.09%**       1.91%**         182%
                                              --------    ---------     -------------    ----------      ---------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                        $  1,194         1.81%**           3.68%**       1.92%**         229%
Year ended 7/31/03                            $  1,246         1.80%             2.79%         1.89%           332%
Year ended 7/31/04                            $    768         1.79%             1.76%         1.90%           389%
Six months ended 1/31/05+                     $    750         1.79%**           2.09%**       1.91%**         182%
                                              --------    ---------     -------------    ----------      ---------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $    723         1.31%**           4.21%**       1.46%**         229%
Year ended 7/31/03                            $    737         1.30%             3.34%         1.39%           332%
Year ended 7/31/04                            $    655         1.29%             2.25%         1.40%           389%
Six months ended 1/31/05+                     $    689         1.29%**           2.59%**       1.41%**         182%
                                              --------    ---------     -------------    ----------      ---------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                           $843,520         0.77%             5.83%         0.78%            84%
Year ended 12/31/00                           $714,445         0.76%             6.29%         0.77%           168%
1/1/01 to 7/31/01(g)                          $663,571         0.78%**           4.52%**       0.78%**         141%
Year ended 7/31/02                            $799,642         0.77%             4.53%         0.82%           229%
Year ended 7/31/03                            $772,536         0.76%             3.72%         0.81%           252%
Year ended 7/31/04                            $676,344         0.76%             3.13%         0.81%           189%
Six months ended 1/31/05+                     $587,235         0.76%**           3.48%**       0.82%**          43%
                                              --------    ---------     -------------    ----------      ---------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 12/31/99                           $ 11,537         1.02%             5.58%         1.03%            84%
Year ended 12/31/00                           $  9,130         1.01%             6.04%         1.02%           168%
1/1/01 to 7/31/01(g)                          $  8,467         1.03%**           4.26%**       1.03%**         141%
Year ended 7/31/02                            $ 31,977         1.02%             4.25%         1.07%           229%
Year ended 7/31/03                            $ 36,471         1.01%             3.45%         1.06%           252%
Year ended 7/31/04                            $ 37,500         1.01%             2.88%         1.07%           189%
Six months ended 1/31/05+                     $ 33,728         1.01%**           3.24%**       1.07%**          43%
                                              --------    ---------     -------------    ----------      ---------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                        $  2,580         1.77%**           3.45%**       1.84%**         229%
Year ended 7/31/03                            $  5,564         1.76%             2.64%         1.81%           252%
Year ended 7/31/04                            $  3,982         1.46%             2.42%         1.81%           189%
Six months ended 1/31/05+                     $  3,680         1.01%**           3.23%**       1.82%**          43%
                                              --------    ---------     -------------    ----------      ---------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                        $    797         1.77%**           3.48%**       1.84%**         229%
Year ended 7/31/03                            $  2,319         1.76%             2.59%         1.81%           252%
Year ended 7/31/04                            $  1,620         1.76%             2.12%         1.81%           189%
Six months ended 1/31/05+                     $  1,400         1.76%**           2.49%**       1.82%**          43%
                                              --------    ---------     -------------    ----------      ---------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                150 - 151 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                  CHANGE IN NET ASSETS
                                                               RESULTING FROM OPERATIONS
                                                              ----------------------------
                                                                             NET REALIZED
                                                                                 AND
                                                                              UNREALIZED      CHANGE IN
                                                 NET ASSET                  GAINS/(LOSSES)    NET ASSETS
                                                  VALUE,          NET            FROM         RESULTING
                                                 BEGINNING    INVESTMENT      INVESTMENT         FROM
                                                 OF PERIOD      INCOME       TRANSACTIONS     OPERATIONS
                                                 ---------    ----------    --------------    ----------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                              $    9.77          0.53             (0.29)         0.24
Year ended 12/31/00                              $    9.48          0.57              0.18          0.75
1/1/01 to 7/31/01(h)                             $    9.66          0.26              0.23          0.49
Year ended 7/31/02                               $    9.83          0.41              0.07          0.48
Year ended 7/31/03                               $    9.82          0.28              0.03          0.31
Year ended 7/31/04                               $    9.75          0.19@            (0.06)         0.13
Six months ended 1/31/05+                        $    9.57          0.10@            (0.04)         0.06
                                                 ---------    ----------    --------------    ----------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 12/31/99                              $    9.76          0.52             (0.30)         0.22
Year ended 12/31/00                              $    9.47          0.56              0.18          0.74
1/1/01 to 7/31/01(h)                             $    9.65          0.23              0.25          0.48
Year ended 7/31/02                               $    9.82          0.43              0.03          0.46
Year ended 7/31/03                               $    9.81          0.28              0.02          0.30
Year ended 7/31/04                               $    9.74          0.18@            (0.07)         0.11
Six months ended 1/31/05+                        $    9.56          0.09@            (0.04)         0.05
                                                 ---------    ----------    --------------    ----------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03 (d) to 7/31/04                            $    9.75          0.09@            (0.06)         0.03
Six months ended 1/31/05+                        $    9.56          0.05@            (0.04)         0.01
                                                 ---------    ----------    --------------    ----------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/00                               $    9.64          0.51             (0.10)         0.41
Year ended 7/31/01                               $    9.54          0.51              0.52          1.03
Year ended 7/31/02(i)                            $   10.06          0.41              0.33          0.74
Year ended 7/31/03                               $   10.42          0.30              0.03          0.33
Year ended 7/31/04                               $   10.29          0.25                --^         0.25
Six months ended 1/31/05+                        $   10.12          0.14              0.05          0.19
                                                 ---------    ----------    --------------    ----------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/00                               $    9.64          0.48             (0.09)         0.39
Year ended 7/31/01                               $    9.55          0.50              0.51          1.01
Year ended 7/31/02(i)                            $   10.06          0.38              0.35          0.73
Year ended 7/31/03                               $   10.43          0.27              0.03          0.30
Year ended 7/31/04                               $   10.29          0.20              0.03          0.23
Six months ended 1/31/05+                        $   10.13          0.12              0.05          0.17
                                                 ---------    ----------    --------------    ----------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/00                               $    9.61          0.43             (0.09)         0.34
Year ended 7/31/01                               $    9.52          0.44              0.49          0.93
Year ended 7/31/02(i)                            $   10.01          0.30              0.34          0.64
Year ended 7/31/03                               $   10.36          0.19              0.03          0.22
Year ended 7/31/04                               $   10.22          0.15             (0.01)         0.14
Six months ended 1/31/05+                        $   10.05          0.09              0.05          0.14
                                                 ---------    ----------    --------------    ----------




                                                   LESS DIVIDENDS AND
                                                   DISTRIBUTIONS FROM
                                                 ----------------------
                                                                                             NET         TOTAL
                                                                               TOTAL        ASSET       RETURN
                                                    NET          NET         DIVIDENDS      VALUE,     (EXCLUDES
                                                 INVESTMENT    REALIZED         AND         END OF       SALES
                                                   INCOME       GAINS      DISTRIBUTIONS    PERIOD      CHARGE)
                                                 ----------    --------    -------------    ------     ---------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                   (0.53)         --            (0.53)   $ 9.48          2.50%
Year ended 12/31/00                                   (0.57)         --            (0.57)   $ 9.66          8.12%
1/1/01 to 7/31/01(h)                                  (0.32)         --            (0.32)   $ 9.83         5.29%*
Year ended 7/31/02                                    (0.49)         --            (0.49)   $ 9.82          4.96%
Year ended 7/31/03                                    (0.38)         --            (0.38)   $ 9.75          3.23%
Year ended 7/31/04                                    (0.31)         --            (0.31)   $ 9.57          1.31%
Six months ended 1/31/05+                             (0.15)         --            (0.15)   $ 9.48          0.62%*
                                                 ----------    --------    -------------    ------     ---------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 12/31/99                                   (0.51)         --            (0.51)   $ 9.47          2.35%
Year ended 12/31/00                                   (0.56)         --            (0.56)   $ 9.65          7.96%
1/1/01 to 7/31/01(h)                                  (0.31)         --            (0.31)   $ 9.82          5.20%*
Year ended 7/31/02                                    (0.47)         --            (0.47)   $ 9.81          4.83%
Year ended 7/31/03                                    (0.37)         --            (0.37)   $ 9.74          3.07%
Year ended 7/31/04                                    (0.29)         --            (0.29)   $ 9.56          1.12%
Six months ended 1/31/05+                             (0.14)         --            (0.14)   $ 9.47          0.48%*
                                                 ----------    --------    -------------    ------     ---------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03 (d) to 7/31/04                                 (0.22)         --            (0.22)   $ 9.56          0.39%*
Six months ended 1/31/05+                             (0.10)         --            (0.10)   $ 9.47          0.11%*
                                                 ----------    --------    -------------    ------     ---------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                    (0.51)         --            (0.51)   $ 9.54          4.34%
Year ended 7/31/01                                    (0.51)         --            (0.51)   $10.06         11.10%
Year ended 7/31/02(i)                                 (0.38)         --            (0.38)   $10.42          7.55%
Year ended 7/31/03                                    (0.30)      (0.16)           (0.46)   $10.29          3.19%
Year ended 7/31/04                                    (0.26)      (0.16)           (0.42)   $10.12          2.42%
Six months ended 1/31/05+                             (0.14)         --            (0.14)   $10.17          1.84%*
                                                 ----------    --------    -------------    ------     ---------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/00                                    (0.48)         --            (0.48)   $ 9.55          4.20%
Year ended 7/31/01                                    (0.50)         --            (0.50)   $10.06         10.76%
Year ended 7/31/02(i)                                 (0.36)         --            (0.36)   $10.43          7.42%
Year ended 7/31/03                                    (0.28)      (0.16)           (0.44)   $10.29          2.83%
Year ended 7/31/04                                    (0.23)      (0.16)           (0.39)   $10.13          2.26%
Six months ended 1/31/05+                             (0.12)         --            (0.12)   $10.18          1.71%*
                                                 ----------    --------    -------------    ------     ---------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/00                                    (0.43)         --            (0.43)   $ 9.52          3.65%
Year ended 7/31/01                                    (0.44)         --            (0.44)   $10.01          9.98%
Year ended 7/31/02(i)                                 (0.29)         --            (0.29)   $10.36          6.53%
Year ended 7/31/03                                    (0.20)      (0.16)           (0.36)   $10.22          2.12%
Year ended 7/31/04                                    (0.15)      (0.16)           (0.31)   $10.05          1.41%
Six months ended 1/31/05+                             (0.09)         --            (0.09)   $10.10          1.35%*




                                                                      RATIOS/SUPPLEMENTAL DATA
                                                 --------------------------------------------------------------------
                                                             RATIOS OF                      RATIOS OF
                                                   NET       EXPENSES      RATIOS OF NET     EXPENSES
                                                 ASSETS,        TO          INVESTMENT          TO
                                                  END OF      AVERAGE      INCOME/(LOSS)     AVERAGE        PORTFOLIO
                                                  PERIOD        NET         TO AVERAGE         NET          TURNOVER
                                                 (000's)      ASSETS        NET ASSETS      ASSETS (a)       RATE (b)
                                                 --------    ---------     -------------    ----------      ---------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                              $172,204         0.75%             5.56%         0.76%            60%
Year ended 12/31/00                              $169,790         0.73%             6.03%         0.74%            73%
1/1/01 to 7/31/01(h)                             $233,444         0.74%**           4.48%**       0.75%**          56%
Year ended 7/31/02                               $304,882         0.74%             4.02%         0.76%           111%
Year ended 7/31/03                               $490,229         0.74%             2.59%         0.76%            72%
Year ended 7/31/04                               $495,271         0.74%             1.96%         0.77%            90%
Six months ended 1/31/05+                        $490,136         0.74%**           2.13%**       0.76%**          35%
                                                 --------    ---------     -------------    ----------      ---------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 12/31/99                              $  4,573         0.90%             5.40%         1.01%            60%
Year ended 12/31/00                              $  3,505         0.88%             5.88%         0.99%            73%
1/1/01 to 7/31/01(h)                             $  3,340         0.89%**           4.22%**       1.00%**          56%
Year ended 7/31/02                               $ 19,019         0.90%             3.71%         1.01%           111%
Year ended 7/31/03                               $ 33,975         0.89%             2.39%         1.01%            72%
Year ended 7/31/04                               $ 28,262         0.89%             1.81%         1.02%            90%
Six months ended 1/31/05+                        $ 24,355         0.99%**           1.88%**       1.01%**          35%
                                                 --------    ---------     -------------    ----------      ---------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03 (d) to 7/31/04                            $    526         1.74%**           0.97%**       1.77%**          90%
Six months ended 1/31/05+                        $    582         1.74%**           1.12%**       1.76%**          35%
                                                 --------    ---------     -------------    ----------      ---------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/00                               $ 45,139         0.72%             5.24%         0.94%            46%
Year ended 7/31/01                               $ 48,770         0.74%             5.20%         0.98%            77%
Year ended 7/31/02(i)                            $ 50,809         0.87%             4.02%         1.02%           180%
Year ended 7/31/03                               $ 50,649         0.81%             2.88%         0.92%           304%
Year ended 7/31/04                               $ 43,820         0.76%             2.35%         0.91%           180%
Six months ended 1/31/05+                        $ 34,840         0.78%**           2.70%**       0.93%**         100%
                                                 --------    ---------     -------------    ----------      ---------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/00                               $  2,818         0.98%             4.95%         1.19%            46%
Year ended 7/31/01                               $  4,076         0.99%             4.93%         1.24%            77%
Year ended 7/31/02(i)                            $  8,436         1.13%             3.70%         1.28%           180%
Year ended 7/31/03                               $ 11,413         1.06%             2.61%         1.17%           304%
Year ended 7/31/04                               $ 31,146         1.01%             2.10%         1.16%           180%
Six months ended 1/31/05+                        $ 28,652         1.03%**           2.46%**       1.18%**         100%
                                                 --------    ---------     -------------    ----------      ---------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/00                               $    198         1.48%             4.41%         1.92%            46%
Year ended 7/31/01                               $    531         1.71%             4.17%         2.05%            77%
Year ended 7/31/02(i)                            $  2,623         1.89%             2.86%         2.03%           180%
Year ended 7/31/03                               $ 10,006         1.80%             1.77%         1.91%           304%
Year ended 7/31/04                               $  4,255         1.77%             1.34%         1.91%           180%
Six months ended 1/31/05+                        $  3,599         1.78%**           1.70%**       1.93%**         100%
                                                 --------    ---------     -------------    ----------      ---------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                152 - 153 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                          CHANGE IN NET ASSETS
                                                                       RESULTING FROM OPERATIONS
                                                                      ----------------------------
                                                                                    NET REALIZED
                                                                                        AND
                                                                                     UNREALIZED       CHANGE IN
                                                         NET ASSET                 GAINS/(LOSSES)     NET ASSETS
                                                          VALUE,          NET           FROM           RESULTING
                                                         BEGINNING    INVESTMENT     INVESTMENT          FROM
                                                         OF PERIOD      INCOME      TRANSACTIONS      OPERATIONS
                                                        ----------    ----------  ----------------    ----------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                     $    10.75          0.45             (0.79)        (0.34)
Year ended 12/31/00                                     $     9.95          0.47              0.73          1.20
1/1/01 to 7/31/01(j)                                    $    10.68          0.26              0.12          0.38
Year ended 7/31/02                                      $    10.75          0.43              0.24          0.67
Year ended 7/31/03                                      $    10.74          0.43@            (0.09)         0.34
Year ended 7/31/04                                      $    10.49          0.43@             0.08          0.51
Six months ended 1/31/05+                               $    10.40          0.21              0.17          0.38
                                                        ----------    ----------  ----------------    ----------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                     $    10.77          0.42             (0.78)        (0.36)
Year ended 12/31/00                                     $     9.98          0.44              0.73          1.17
1/1/01 to 7/31/01(j)                                    $    10.71          0.26              0.11          0.37
Year ended 7/31/02                                      $    10.78          0.40              0.25          0.65
Year ended 7/31/03                                      $    10.77          0.40@            (0.07)         0.33
Year ended 7/31/04                                      $    10.54          0.40@             0.06          0.46
Six months ended 1/31/05+                               $    10.43          0.20              0.18          0.38
                                                        ----------    ----------  ----------------    ----------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  $    10.87          0.25              0.09          0.34
Year ended 7/31/03                                      $    10.71          0.32@            (0.07)         0.25
Year ended 7/31/04                                      $    10.47          0.32@             0.07          0.39
Six months ended 1/31/05+                               $    10.37          0.16              0.17          0.33
                                                        ----------    ----------  ----------------    ----------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  $    10.87          0.25              0.10          0.35
Year ended 7/31/03                                      $    10.72          0.32@            (0.07)         0.25
Year ended 7/31/04                                      $    10.48          0.32@             0.07          0.39
Six months ended 1/31/05+                               $    10.38          0.16              0.17          0.33
                                                        ----------    ----------  ----------------    ----------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                  $    10.87          0.28              0.13          0.41
Year ended 7/31/03                                      $    10.73          0.38@            (0.08)         0.30
Year ended 7/31/04                                      $    10.49          0.38@             0.06          0.44
Six months ended 1/31/05+                               $    10.39          0.19              0.17          0.36
                                                        ----------    ----------  ----------------    ----------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                     $    10.76          0.44             (0.55)        (0.11)
Year ended 12/31/00                                     $    10.20          0.46              0.43          0.89
1/1/01 to 7/31/01(k)                                    $    10.63          0.27              0.16          0.43
Year ended 7/31/02                                      $    10.78          0.38              0.25          0.63
Year ended 7/31/03                                      $    10.79          0.37@            (0.09)         0.28
Year ended 7/31/04                                      $    10.64          0.37             (0.03)         0.34
Six months ended 1/31/05+                               $    10.53          0.18@             0.08          0.26
                                                        ----------    ----------  ----------------    ----------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                     $    10.76          0.43             (0.56)        (0.13)
Year ended 12/31/00                                     $    10.20          0.44              0.43          0.87
1/1/01 to 7/31/01(k)                                    $    10.63          0.25              0.16          0.41
Year ended 7/31/02                                      $    10.78          0.36              0.24          0.60
Year ended 7/31/03                                      $    10.79          0.34@            (0.07)         0.27
Year ended 7/31/04                                      $    10.65          0.34             (0.02)         0.32
Six months ended 1/31/05+                               $    10.54          0.17@             0.06          0.23
                                                        ----------    ----------  ----------------    ----------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  $    10.67          0.21              0.11          0.32
Year ended 7/31/03                                      $    10.78          0.26@            (0.08)         0.18
Year ended 7/31/04                                      $    10.63          0.30             (0.03)         0.27
Six months ended 1/31/05+                               $    10.51          0.17@             0.07          0.24
                                                        ----------    ----------  ----------------    ----------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  $    10.67          0.19              0.13          0.32
Year ended 7/31/03                                      $    10.78          0.26@            (0.08)         0.18
Year ended 7/31/04                                      $    10.63          0.28             (0.04)         0.24
Six months ended 1/31/05+                               $    10.53          0.13@             0.07          0.20
                                                        ----------    ----------  ----------------    ----------



                                                          LESS DIVIDENDS AND
                                                          DISTRIBUTIONS FROM
                                                        ----------------------
                                                                                                    NET        TOTAL
                                                                                      TOTAL        ASSET      RETURN
                                                           NET          NET         DIVIDENDS      VALUE,    (EXCLUDES
                                                        INVESTMENT    REALIZED         AND         END OF      SALES
                                                          INCOME       GAINS      DISTRIBUTIONS    PERIOD     CHARGE)
                                                        ----------    --------    -------------    ------    ---------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                          (0.45)      (0.01)           (0.46)   $ 9.95        (3.26%)
Year ended 12/31/00                                          (0.47)         --            (0.47)   $10.68        12.40%
1/1/01 to 7/31/01(j)                                         (0.26)      (0.05)           (0.31)   $10.75         3.66%*
Year ended 7/31/02                                           (0.43)      (0.25)           (0.68)   $10.74         6.57%
Year ended 7/31/03                                           (0.43)      (0.16)           (0.59)   $10.49         3.18%
Year ended 7/31/04                                           (0.43)      (0.17)           (0.60)   $10.40         4.84%
Six months ended 1/31/05+                                    (0.21)      (0.39)           (0.60)   $10.18         3.75%*
                                                        ----------    --------    -------------    ------    ---------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                          (0.42)      (0.01)           (0.43)   $ 9.98        (3.40%)
Year ended 12/31/00                                          (0.44)         --            (0.44)   $10.71        11.97%
1/1/01 to 7/31/01(j)                                         (0.25)      (0.05)           (0.30)   $10.78         3.58%*
Year ended 7/31/02                                           (0.41)      (0.25)           (0.66)   $10.77         6.31%
Year ended 7/31/03                                           (0.40)      (0.16)           (0.56)   $10.54         3.05%
Year ended 7/31/04                                           (0.40)      (0.17)           (0.57)   $10.43         4.35%
Six months ended 1/31/05+                                    (0.20)      (0.39)           (0.59)   $10.22         3.71%*
                                                        ----------    --------    -------------    ------    ---------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                       (0.25)      (0.25)           (0.50)   $10.71         3.36%*
Year ended 7/31/03                                           (0.33)      (0.16)           (0.49)   $10.47         2.26%
Year ended 7/31/04                                           (0.32)      (0.17)           (0.49)   $10.37         3.71%
Six months ended 1/31/05+                                    (0.16)      (0.39)           (0.55)   $10.15         3.24%*
                                                        ----------    --------    -------------    ------    ---------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                       (0.25)      (0.25)           (0.50)   $10.72         3.42%*
Year ended 7/31/03                                           (0.33)      (0.16)           (0.49)   $10.48         2.31%
Year ended 7/31/04                                           (0.32)      (0.17)           (0.49)   $10.38         3.71%
Six months ended 1/31/05+                                    (0.16)      (0.39)           (0.55)   $10.16         3.23%*
                                                        ----------    --------    -------------    ------    ---------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                       (0.30)      (0.25)           (0.55)   $10.73         3.99%*
Year ended 7/31/03                                           (0.38)      (0.16)           (0.54)   $10.49         2.76%
Year ended 7/31/04                                           (0.37)      (0.17)           (0.54)   $10.39         4.22%
Six months ended 1/31/05+                                    (0.19)      (0.39)           (0.58)   $10.17         3.51%*
                                                        ----------    --------    -------------    ------    ---------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                          (0.44)      (0.01)           (0.45)   $10.20        (1.01%)
Year ended 12/31/00                                          (0.46)         --            (0.46)   $10.63         8.99%
1/1/01 to 7/31/01(k)                                         (0.26)      (0.02)           (0.28)   $10.78         4.06%*
Year ended 7/31/02                                           (0.38)      (0.24)           (0.62)   $10.79         6.00%
Year ended 7/31/03                                           (0.36)      (0.07)           (0.43)   $10.64         2.64%
Year ended 7/31/04                                           (0.36)      (0.09)           (0.45)   $10.53         3.27%
Six months ended 1/31/05+                                    (0.24)      (0.08)           (0.32)   $10.47         2.47%*
                                                        ----------    --------    -------------    ------    ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                          (0.42)      (0.01)           (0.43)   $10.20        (1.27%)
Year ended 12/31/00                                          (0.44)         --            (0.44)   $10.63         8.72%
1/1/01 to 7/31/01(k)                                         (0.24)      (0.02)           (0.26)   $10.78         3.91%*
Year ended 7/31/02                                           (0.35)      (0.24)           (0.59)   $10.79         5.74%
Year ended 7/31/03                                           (0.34)      (0.07)           (0.41)   $10.65         2.48%
Year ended 7/31/04                                           (0.34)      (0.09)           (0.43)   $10.54         3.03%
Six months ended 1/31/05+                                    (0.22)      (0.08)           (0.30)   $10.47         2.23%*
                                                        ----------    --------    -------------    ------    ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                       (0.21)         --            (0.21)   $10.78         3.02%*
Year ended 7/31/03                                           (0.26)      (0.07)           (0.33)   $10.63         1.67%
Year ended 7/31/04                                           (0.30)      (0.09)           (0.39)   $10.51         2.54%
Six months ended 1/31/05+                                    (0.22)      (0.08)           (0.30)   $10.45         2.33%*
                                                        ----------    --------    -------------    ------    ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                       (0.21)         --            (0.21)   $10.78         3.03%*
Year ended 7/31/03                                           (0.26)      (0.07)           (0.33)   $10.63         1.64%
Year ended 7/31/04                                           (0.25)      (0.09)           (0.34)   $10.53         2.29%
Six months ended 1/31/05+                                    (0.18)      (0.08)           (0.26)   $10.47         1.93%*
                                                        ----------    --------    -------------    ------    ---------




                                                                            RATIOS/SUPPLEMENTAL DATA
                                                        -----------------------------------------------------------------
                                                                    RATIOS OF                     RATIOS OF
                                                          NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                        ASSETS,        TO         INVESTMENT          TO
                                                         END OF      AVERAGE        INCOME         AVERAGE      PORTFOLIO
                                                         PERIOD        NET        TO AVERAGE         NET        TURNOVER
                                                        (000's)      ASSETS       NET ASSETS      ASSETS (a)     RATE (b)
                                                        --------    ---------    -------------    ----------    ---------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                     $122,052         0.82%            4.32%         0.83%         109%
Year ended 12/31/00                                     $135,184         0.78%            4.61%         0.79%         119%
1/1/01 to 7/31/01(j)                                    $125,382         0.79%**          4.21%**       0.81%**        89%
Year ended 7/31/02                                      $104,209         0.79%            4.06%         0.89%          97%
Year ended 7/31/03                                      $ 74,347         0.79%            3.98%         0.93%          21%
Year ended 7/31/04                                      $ 57,638         0.79%            4.05%         0.98%          35%
Six months ended 1/31/05+                               $ 52,877         0.78%**          3.98%**       1.02%**        27%
                                                        --------    ---------    -------------    ----------    ---------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                     $  1,554         1.07%            4.05%         1.08%         109%
Year ended 12/31/00                                     $  1,479         1.03%            4.36%         1.04%         119%
1/1/01 to 7/31/01(j)                                    $  1,114         1.04%**          3.98%**       1.06%**        89%
Year ended 7/31/02                                      $  1,498         1.04%            3.83%         1.14%          97%
Year ended 7/31/03                                      $  1,906         1.04%            3.71%         1.18%          21%
Year ended 7/31/04                                      $  2,462         1.04%            3.81%         1.24%          35%
Six months ended 1/31/05+                               $  1,763         1.03%**          3.74%**       1.27%**        27%
                                                        --------    ---------    -------------    ----------    ---------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  $    511         1.80%**          3.08%**       1.96%**        97%
Year ended 7/31/03                                      $  1,205         1.79%            2.97%         1.92%          21%
Year ended 7/31/04                                      $  1,528         1.79%            3.06%         1.99%          35%
Six months ended 1/31/05+                               $  1,500         1.78%**          2.98%**       2.02%**        27%
                                                        --------    ---------    -------------    ----------    ---------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  $    210         1.80%**          3.10%**       1.94%**        97%
Year ended 7/31/03                                      $    548         1.79%            2.98%         1.93%          21%
Year ended 7/31/04                                      $    363         1.79%            3.05%         1.98%          35%
Six months ended 1/31/05+                               $    369         1.78%**          2.98%**       2.02%**        27%
                                                        --------    ---------    -------------    ----------    ---------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                  $    174         1.30%**          3.57%**       1.50%**        97%
Year ended 7/31/03                                      $    382         1.29%            3.47%         1.43%          21%
Year ended 7/31/04                                      $    433         1.29%            3.56%         1.49%          35%
Six months ended 1/31/05+                               $    440         1.28%**          3.48%**       1.52%**        27%
                                                        --------    ---------    -------------    ----------    ---------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                     $302,948         0.73%            4.22%         0.74%          63%
Year ended 12/31/00                                     $256,926         0.72%            4.43%         0.73%          59%
1/1/01 to 7/31/01(k)                                    $237,929         0.74%**          4.29%**       0.74%**        36%
Year ended 7/31/02                                      $346,386         0.73%            3.56%         0.83%          86%
Year ended 7/31/03                                      $304,754         0.73%            3.36%         0.83%          85%
Year ended 7/31/04                                      $255,026         0.73%            3.42%         0.84%          84%
Six months ended 1/31/05+                               $227,228         0.68%**          3.44%**       0.85%**        30%
                                                        --------    ---------    -------------    ----------    ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                     $  3,745         0.98%            3.97%         0.99%          63%
Year ended 12/31/00                                     $  2,989         0.97%            4.18%         0.98%          59%
1/1/01 to 7/31/01(k)                                    $  5,204         0.99%**          3.96%**       1.00%**        36%
Year ended 7/31/02                                      $  4,445         0.98%            3.32%         1.07%          86%
Year ended 7/31/03                                      $  4,317         0.98%            3.10%         1.08%          85%
Year ended 7/31/04                                      $  4,479         0.98%            3.17%         1.09%          84%
Six months ended 1/31/05+                               $  3,319         0.93%**          3.20%**       1.10%**        30%
                                                        --------    ---------    -------------    ----------    ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  $    303         1.74%**          2.41%**       1.87%**        86%
Year ended 7/31/03                                      $  1,066         1.73%            2.35%         1.83%          85%
Year ended 7/31/04                                      $  1,269         1.44%            2.71%         1.84%          84%
Six months ended 1/31/05+                               $  1,138         0.93%**          3.19%**       1.85%**        30%
                                                        --------    ---------    -------------    ----------    ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  $    528         1.74%**          2.08%**       1.87%**        86%
Year ended 7/31/03                                      $    973         1.73%            2.35%         1.83%          85%
Year ended 7/31/04                                      $    366         1.73%            2.42%         1.83%          84%
Six months ended 1/31/05+                               $    216         1.68%**          2.44%**       1.85%**        30%
                                                        --------    ---------    -------------    ----------    ---------

                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                154 - 155 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                     CHANGE IN NET ASSETS
                                                                  RESULTING FROM OPERATIONS
                                                                 -----------------------------
                                                                                 NET REALIZED
                                                                                     AND
                                                                                  UNREALIZED      CHANGE IN
                                                    NET ASSET                   GAINS/(LOSSES)   NET ASSETS
                                                     VALUE,           NET            FROM         RESULTING
                                                    BEGINNING     INVESTMENT      INVESTMENT        FROM
                                                    OF PERIOD       INCOME       TRANSACTIONS    OPERATIONS
                                                    ---------    ------------   --------------   -----------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                  $   10.02            0.41            (0.12)         0.29
Year ended 7/31/01                                  $    9.88            0.41             0.39          0.80
Year ended 7/31/02(l)                               $   10.27            0.39             0.20          0.59
Year ended 7/31/03                                  $   10.48            0.37            (0.09)         0.28
Year ended 7/31/04                                  $   10.39            0.36             0.02          0.38
Six months ended 1/31/05+                           $   10.39            0.17             0.07          0.24
                                                    ---------    ------------   --------------   -----------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/00                                  $   10.02            0.39            (0.11)         0.28
Year ended 7/31/01                                  $    9.89            0.39             0.39          0.78
Year ended 7/31/02(l)                               $   10.28            0.36             0.19          0.55
Year ended 7/31/03                                  $   10.48            0.35            (0.10)         0.25
Year ended 7/31/04                                  $   10.39            0.33             0.03          0.36
Six months ended 1/31/05+                           $   10.39            0.16             0.07          0.23
                                                    ---------    ------------   --------------   -----------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                              $    9.90            0.30             0.20          0.50
Year ended 7/31/02(l)                               $   10.10            0.28             0.19          0.47
Year ended 7/31/03                                  $   10.29            0.27            (0.10)         0.17
Year ended 7/31/04                                  $   10.19            0.24             0.03          0.27
Six months ended 1/31/05+                           $   10.18            0.12             0.06          0.18
                                                    ---------    ------------   --------------   -----------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/00                                  $   10.01            0.34            (0.12)         0.22
Year ended 7/31/01                                  $    9.87            0.33             0.38          0.71
Year ended 7/31/02(l)                               $   10.25            0.28             0.19          0.47
Year ended 7/31/03                                  $   10.44            0.26            (0.09)         0.17
Year ended 7/31/04                                  $   10.35            0.26             0.02          0.28
Six months ended 1/31/05+                           $   10.35            0.12             0.07          0.19
                                                    ---------    ------------   --------------   -----------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                 $   10.27            0.41            (0.34)         0.07
Year ended 12/31/00                                 $    9.93            0.43             0.18          0.61
1/1/01 to 7/31/01(m)                                $   10.10            0.24             0.16          0.40
Year ended 7/31/02                                  $   10.25            0.38             0.19          0.57
Year ended 7/31/03                                  $   10.39            0.31            (0.05)         0.26
Year ended 7/31/04                                  $   10.31            0.28            (0.13)         0.15
Six months ended 1/31/05+                           $   10.17            0.14            (0.01)         0.13
                                                    ---------    ------------   --------------   -----------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                 $   10.26            0.39            (0.34)         0.05
Year ended 12/31/00                                 $    9.92            0.41             0.18          0.59
1/1/01 to 7/31/01(m)                                $   10.09            0.23             0.16          0.39
Year ended 7/31/02                                  $   10.24            0.36             0.19          0.55
Year ended 7/31/03                                  $   10.38            0.30            (0.05)         0.25
Year ended 7/31/04                                  $   10.30            0.27            (0.13)         0.14
Six months ended 1/31/05+                           $   10.16            0.13            (0.01)         0.12
                                                    ---------    ------------   --------------   -----------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                              $   10.35            0.21             0.08          0.29
Year ended 7/31/03                                  $   10.38            0.21            (0.05)         0.16
Year ended 7/31/04                                  $   10.30            0.18            (0.13)         0.05
Six months ended 1/31/05+                           $   10.16            0.09            (0.01)         0.08
                                                    ---------    ------------   --------------   -----------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                              $   10.35            0.19             0.10          0.29
Year ended 7/31/03                                  $   10.38            0.21            (0.06)         0.15
Year ended 7/31/04                                  $   10.29            0.19            (0.13)         0.06
Six months ended 1/31/05+                           $   10.16            0.08            (0.01)         0.07
                                                    ---------    ------------   --------------   -----------




                                                      LESS DIVIDENDS AND
                                                      DISTRIBUTIONS FROM
                                                    ----------------------
                                                                                                NET        TOTAL
                                                                                  TOTAL        ASSET      RETURN
                                                       NET          NET         DIVIDENDS      VALUE,    (EXCLUDES
                                                    INVESTMENT    REALIZED         AND         END OF      SALES
                                                      INCOME       GAINS      DISTRIBUTIONS    PERIOD     CHARGE)
                                                    ----------    --------    -------------    ------    ---------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                       (0.41)      (0.02)           (0.43)   $ 9.88         3.01%
Year ended 7/31/01                                       (0.41)         --            (0.41)   $10.27         8.28%
Year ended 7/31/02(l)                                    (0.38)         --            (0.38)   $10.48         5.86%
Year ended 7/31/03                                       (0.37)         --            (0.37)   $10.39         2.65%
Year ended 7/31/04                                       (0.35)      (0.03)           (0.38)   $10.39         3.66%
Six months ended 1/31/05+                                (0.17)      (0.07)           (0.24)   $10.39         2.37%
                                                    ----------    --------    -------------    ------    ---------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/00                                       (0.39)      (0.02)           (0.41)   $ 9.89         2.85%
Year ended 7/31/01                                       (0.39)         --            (0.39)   $10.28         8.04%
Year ended 7/31/02(l)                                    (0.35)         --            (0.35)   $10.48         5.50%
Year ended 7/31/03                                       (0.34)         --            (0.34)   $10.39         2.39%
Year ended 7/31/04                                       (0.33)      (0.03)           (0.36)   $10.39         3.40%
Six months ended 1/31/05+                                (0.16)      (0.07)           (0.23)   $10.39         2.26%
                                                    ----------    --------    -------------    ------    ---------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                   (0.30)         --            (0.30)   $10.10         5.17%*
Year ended 7/31/02(l)                                    (0.28)         --            (0.28)   $10.29         4.76%
Year ended 7/31/03                                       (0.27)         --            (0.27)   $10.19         1.59%
Year ended 7/31/04                                       (0.25)      (0.03)           (0.28)   $10.18         2.62%
Six months ended 1/31/05+                                (0.12)      (0.07)           (0.19)   $10.17         1.82%
                                                    ----------    --------    -------------    ------    ---------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/00                                       (0.34)      (0.02)           (0.36)   $ 9.87         2.25%
Year ended 7/31/01                                       (0.33)         --            (0.33)   $10.25         7.31%
Year ended 7/31/02(l)                                    (0.28)         --            (0.28)   $10.44         4.71%
Year ended 7/31/03                                       (0.26)         --            (0.26)   $10.35         1.65%
Year ended 7/31/04                                       (0.25)      (0.03)           (0.28)   $10.35         2.65%
Six months ended 1/31/05+                                (0.12)      (0.07)           (0.19)   $10.35         1.86%
                                                    ----------    --------    -------------    ------    ---------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                      (0.41)         --            (0.41)   $ 9.93         0.67%
Year ended 12/31/00                                      (0.43)      (0.01)           (0.44)   $10.10         6.31%
1/1/01 to 7/31/01(m)                                     (0.24)      (0.01)           (0.25)   $10.25         4.01%*
Year ended 7/31/02                                       (0.38)      (0.05)           (0.43)   $10.39         5.65%
Year ended 7/31/03                                       (0.31)      (0.03)           (0.34)   $10.31         2.70%
Year ended 7/31/04                                       (0.28)      (0.01)           (0.29)   $10.17         1.43%
Six months ended 1/31/05+                                (0.14)      (0.01)           (0.15)   $10.15         1.27%*
                                                    ----------    --------    -------------    ------    ---------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                      (0.39)         --            (0.39)   $ 9.92         0.51%
Year ended 12/31/00                                      (0.41)      (0.01)           (0.42)   $10.09         6.05%
1/1/01 to 7/31/01(m)                                     (0.23)      (0.01)           (0.24)   $10.24         4.02%*
Year ended 7/31/02                                       (0.36)      (0.05)           (0.41)   $10.38         5.51%
Year ended 7/31/03                                       (0.30)      (0.03)           (0.33)   $10.30         2.45%
Year ended 7/31/04                                       (0.27)      (0.01)           (0.28)   $10.16         1.37%
Six months ended 1/31/05+                                (0.13)      (0.01)           (0.14)   $10.14         1.21%*
                                                    ----------    --------    -------------    ------    ---------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                   (0.21)      (0.05)           (0.26)   $10.38         2.82%*
Year ended 7/31/03                                       (0.21)      (0.03)           (0.24)   $10.30         1.70%
Year ended 7/31/04                                       (0.18)      (0.01)           (0.19)   $10.16         0.43%
Six months ended 1/31/05+                                (0.09)      (0.01)           (0.10)   $10.14         0.77%*
                                                    ----------    --------    -------------    ------    ---------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                   (0.21)      (0.05)           (0.26)   $10.38         2.89%*
Year ended 7/31/03                                       (0.21)      (0.03)           (0.24)   $10.29         1.60%
Year ended 7/31/04                                       (0.18)      (0.01)           (0.19)   $10.16         0.48%
Six months ended 1/31/05+                                (0.08)      (0.01)           (0.09)   $10.14         0.76%*
                                                    ----------    --------    -------------    ------    ---------




                                                                        RATIOS/SUPPLEMENTAL DATA
                                                    -----------------------------------------------------------------
                                                                RATIOS OF                     RATIOS OF
                                                      NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                    ASSETS,        TO         INVESTMENT          TO
                                                     END OF      AVERAGE        INCOME         AVERAGE      PORTFOLIO
                                                     PERIOD        NET        TO AVERAGE         NET        TURNOVER
                                                    (000's)      ASSETS       NET ASSETS      ASSETS (a)     RATE (b)
                                                    --------    ---------    -------------    ----------    ---------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                  $166,623         0.76%            4.15%         0.80%          26%
Year ended 7/31/01                                  $166,802         0.76%            4.09%         0.82%          26%
Year ended 7/31/02(l)                               $169,455         0.86%            3.80%         0.91%          28%
Year ended 7/31/03                                  $151,478         0.77%            3.49%         0.85%          20%
Year ended 7/31/04                                  $126,343         0.78%            3.39%         0.86%          15%
Six months ended 1/31/05+                           $116,594         0.78%**          3.31%**       0.86%**         6%
                                                    --------    ---------    -------------    ----------    ---------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/00                                  $ 13,257         1.01%            3.88%         1.05%          26%
Year ended 7/31/01                                  $ 14,516         1.01%            3.83%         1.07%          26%
Year ended 7/31/02(l)                               $ 18,638         1.11%            3.53%         1.17%          28%
Year ended 7/31/03                                  $ 25,177         1.02%            3.23%         1.10%          20%
Year ended 7/31/04                                  $ 26,962         1.03%            3.14%         1.11%          15%
Six months ended 1/31/05+                           $ 29,391         1.03%**          3.05%**       1.11%**         6%
                                                    --------    ---------    -------------    ----------    ---------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                              $    898         1.78%**          2.99%**       1.84%**        26%
Year ended 7/31/02(l)                               $  2,732         1.87%            2.72%         1.93%          28%
Year ended 7/31/03                                  $  5,101         1.76%            2.48%         1.84%          20%
Year ended 7/31/04                                  $  4,714         1.78%            2.39%         1.86%          15%
Six months ended 1/31/05+                           $  4,512         1.78%**          2.30%**       1.86%**         6%
                                                    --------    ---------    -------------    ----------    ---------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/00                                  $    990         1.52%            3.30%         1.81%          26%
Year ended 7/31/01                                  $  1,516         1.72%            3.12%         1.89%          26%
Year ended 7/31/02(l)                               $  3,746         1.88%            2.72%         1.94%          28%
Year ended 7/31/03                                  $  6,395         1.77%            2.48%         1.85%          20%
Year ended 7/31/04                                  $  4,328         1.78%            2.39%         1.86%          15%
Six months ended 1/31/05+                           $  4,070         1.78%**          2.30%**       1.86%**         6%
                                                    --------    ---------    -------------    ----------    ---------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                 $102,608         0.71%            3.98%         0.72%          14%
Year ended 12/31/00                                 $ 87,926         0.68%            4.17%         0.69%          36%
1/1/01 to 7/31/01(m)                                $ 80,556         0.69%**          4.00%**       0.71%**        19%
Year ended 7/31/02                                  $ 96,269         0.69%            3.64%         0.78%          25%
Year ended 7/31/03                                  $118,867         0.69%            3.02%         0.77%          12%
Year ended 7/31/04                                  $105,361         0.69%            2.75%         0.78%          21%
Six months ended 1/31/05+                           $ 89,819         0.69%**          2.63%**       0.79%**         3%
                                                    --------    ---------    -------------    ----------    ---------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                 $  4,378         0.86%            3.83%         0.97%          14%
Year ended 12/31/00                                 $  3,629         0.83%            4.01%         0.94%          36%
1/1/01 to 7/31/01(m)                                $  3,569         0.84%**          3.85%**       0.96%**        19%
Year ended 7/31/02                                  $  3,575         0.84%            3.49%         1.03%          25%
Year ended 7/31/03                                  $  8,006         0.84%            2.84%         1.02%          12%
Year ended 7/31/04                                  $  7,294         0.84%            2.60%         1.03%          21%
Six months ended 1/31/05+                           $  5,850         0.84%**          2.48%**       0.94%**         3%
                                                    --------    ---------    -------------    ----------    ---------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                              $    374         1.70%**          2.48%**       1.84%**        25%
Year ended 7/31/03                                  $  2,010         1.69%            1.95%         1.76%          12%
Year ended 7/31/04                                  $  1,574         1.69%            1.76%         1.78%          21%
Six months ended 1/31/05+                           $  1,349         1.69%**          1.63%**       1.79%**         3%
                                                    --------    ---------    -------------    ----------    ---------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                              $    795         1.70%**          2.47%**       1.82%**        25%
Year ended 7/31/03                                  $  3,967         1.69%            1.97%         1.77%          12%
Year ended 7/31/04                                  $  1,794         1.69%            1.76%         1.78%          21%
Six months ended 1/31/05+                           $    800         1.69%**          1.64%**       1.79%**         3%
                                                    --------    ---------    -------------    ----------    ---------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                156 - 157 Spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)   The Fund changed its fiscal year end to July 31 from December 31.

(d)   Reflects date of commencement of operations.

(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Balanced Fund, Institutional, Class A, Class B, Class C and Advisor Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.96% to 1.11%, 0.75% to 0.86%, 0.09% to 0.10%,
      0.10% to 0.11% and 0.47% to 0.55%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(f) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.21% to 4.87% and 4.95% to 4.61%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(g) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.03), increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 4.97% to 4.52% and 4.70% to 4.26%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(h) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Short Term Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.93% to 4.48% and 4.67% to 4.22%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(i) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the U.S. Government Bond Fund, Institutional, Class A and Class C Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 3.82% to 4.02%, 3.52% to 3.70% and 2.71% to 2.86%, respectively. Per share, ratios and supplemental data for the periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(j) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.20% to 4.21% and 3.97% to 3.98%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(k) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.25% to 4.29% and 3.92% to 3.96%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(l) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Ohio Municipal Bond Fund, Institutional, Class A, Class B and Class C Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.77% to 3.80%, 3.50% to 3.53%, 2.69% to 2.72% and 2.70% to 2.72%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(m) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Michigan Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.99% to 4.00% and 3.84% to 3.85%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

+     Unaudited.

^     Amount is less than $0.005 per share.

*     Not annualized.

**    Annualized.

#     Represents income or gains/(losses) from affiliates.

@     Average shares method used in calcuation.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                                            SUPPLEMENTAL INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

                                EXPENSE EXAMPLES

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 through January 31, 2005.

EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.



                                                                                                    EXPENSE             EXPENSE
                                                                      BEGINNING     ENDING            PAID               RATIO
                                                                       ACCOUNT      ACCOUNT          DURING              DURING
                                                                        VALUE        VALUE          PERIOD*              PERIOD
                                                                       8/1/04       1/31/05     8/1/04 - 1/31/05    8/1/04 - 1/31/05
                                                                      ---------    ---------    ----------------    ----------------
Small Cap Growth Fund                         Institutional Shares    $1,000.00    $1,111.90          $ 5.38               1.01%
                                              Class A Shares           1,000.00     1,110.10            6.70               1.26%
                                              Class B Shares           1,000.00     1,105.70           10.67               2.01%
                                              Class C Shares           1,000.00     1,106.50           10.67               2.01%
                                              Advisor Shares           1,000.00     1,108.90            8.03               1.51%

Mid Cap Growth Fund                           Institutional Shares     1,000.00     1,111.10            5.75               1.08%
                                              Class A Shares           1,000.00     1,109.30            7.07               1.33%
                                              Class B Shares           1,000.00     1,105.00           11.04               2.08%
                                              Class C Shares           1,000.00     1,104.70           11.03               2.08%
                                              Advisor Shares           1,000.00     1,107.50            8.39               1.58%

Quality Growth Fund                           Institutional Shares     1,000.00     1,032.90            5.48               1.07%
                                              Class A Shares           1,000.00     1,031.30            6.76               1.32%
                                              Class B Shares           1,000.00     1,027.20           10.58               2.07%
                                              Class C Shares           1,000.00     1,027.10           10.58               2.07%
                                              Advisor Shares           1,000.00     1,030.10            8.03               1.57%

Large Cap Core Fund                           Institutional Shares     1,000.00     1,089.10            4.84               0.92%
                                              Class A Shares           1,000.00     1,087.20            6.16               1.17%
                                              Class B Shares           1,000.00     1,083.10           10.08               1.92%
                                              Class C Shares           1,000.00     1,083.80           10.08               1.92%

Equity Index Fund                             Institutional Shares     1,000.00     1,080.90            1.00               0.19%
                                              Class A Shares           1,000.00     1,079.30            2.31               0.44%
                                              Class B Shares           1,000.00     1,074.90            6.22               1.19%
                                              Class C Shares           1,000.00     1,074.80            6.22               1.19%
                                              Advisor Shares           1,000.00     1,078.10            3.61               0.69%
                                              Select Shares            1,000.00     1,080.50            1.42               0.27%
                                              Preferred Shares         1,000.00     1,079.30            1.78               0.34%
                                              Trust Shares             1,000.00     1,079.00            2.31               0.44%

Balanced Fund                                 Institutional Shares     1,000.00     1,063.90            5.31               1.02%
                                              Class A Shares           1,000.00     1,061.90            6.60               1.27%
                                              Class B Shares           1,000.00     1,057.80           10.48               2.02%
                                              Class C Shares           1,000.00     1,057.90           10.48               2.02%
                                              Advisor Shares           1,000.00     1,060.10            7.89               1.52%

Micro Cap Value Fund                          Institutional Shares     1,000.00     1,128.20            7.13               1.33%
                                              Class A Shares           1,000.00     1,127.50            8.47               1.58%
                                              Class B Shares           1,000.00     1,126.80            8.47               1.58%
                                              Class C Shares           1,000.00     1,126.80            8.47               1.58%
                                              Advisor Shares           1,000.00     1,127.20            8.47               1.58%


_____________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------



                                                                                                    EXPENSE             EXPENSE
                                                                      BEGINNING     ENDING            PAID               RATIO
                                                                       ACCOUNT      ACCOUNT          DURING              DURING
                                                                        VALUE        VALUE          PERIOD*              PERIOD
                                                                       8/1/04       1/31/05     8/1/04 - 1/31/05    8/1/04 - 1/31/05
                                                                      ---------    ---------    ----------------    ----------------
Small Cap Value Fund                          Institutional Shares    $1,000.00    $1,082.60          $ 6.56               1.25%
                                              Class A Shares           1,000.00     1,080.80            7.87               1.50%
                                              Class B Shares           1,000.00     1,076.90           11.78               2.25%
                                              Class C Shares           1,000.00     1,077.10           11.78               2.25%
                                              Advisor Shares           1,000.00     1,080.00            9.17               1.75%

Multi Cap Value Fund                          Institutional Shares     1,000.00     1,122.80            6.90               1.29%
                                              Class A Shares           1,000.00     1,121.40            8.23               1.54%
                                              Class B Shares           1,000.00     1,117.10           12.22               2.29%
                                              Class C Shares           1,000.00     1,116.70           12.22               2.29%
                                              Advisor Shares           1,000.00     1,119.40            9.56               1.79%

Disciplined Large Cap Value Fund              Institutional Shares     1,000.00     1,076.00            5.55               1.06%
                                              Class A Shares           1,000.00     1,074.20            6.85               1.31%
                                              Class B Shares           1,000.00     1,070.40           10.75               2.06%
                                              Class C Shares           1,000.00     1,070.90           10.75               2.06%

LifeModel Aggressive Fund SM                  Institutional Shares     1,000.00     1,079.10            0.42               0.08%
                                              Class A Shares           1,000.00     1,078.10            1.73               0.33%
                                              Class B Shares           1,000.00     1,074.30            5.65               1.08%
                                              Class C Shares           1,000.00     1,074.10            5.65               1.08%

LifeModel Moderately Aggressive Fund SM       Institutional Shares     1,000.00     1,067.50            0.42               0.08%
                                              Class A Shares           1,000.00     1,065.60            1.72               0.33%
                                              Class B Shares           1,000.00     1,061.90            5.61               1.08%
                                              Class C Shares           1,000.00     1,061.90            5.61               1.08%

LifeModel Moderate Fund SM                    Institutional Shares     1,000.00     1,053.70            0.41               0.08%
                                              Class A Shares           1,000.00     1,051.70            1.71               0.33%
                                              Class B Shares           1,000.00     1,048.00            5.58               1.08%
                                              Class C Shares           1,000.00     1,047.80            5.57               1.08%

LifeModel Moderately Conservative Fund SM     Institutional Shares     1,000.00     1,047.90            0.41               0.08%
                                              Class A Shares           1,000.00     1,046.50            1.70               0.33%
                                              Class B Shares           1,000.00     1,042.00            5.56               1.08%
                                              Class C Shares           1,000.00     1,042.80            5.56               1.08%

LifeModel Conservative Fund SM                Institutional Shares     1,000.00     1,035.30            0.41               0.08%
                                              Class A Shares           1,000.00     1,034.10            1.69               0.33%
                                              Class B Shares           1,000.00     1,030.20            5.53               1.08%
                                              Class C Shares           1,000.00     1,030.10            5.53               1.08%

Strategic Income Fund                         Institutional Shares     1,000.00     1,056.90            6.95               1.34%
                                              Class A Shares           1,000.00     1,055.70            8.29               1.60%
                                              Class B Shares           1,000.00     1,051.80           12.15               2.35%
                                              Class C Shares           1,000.00     1,051.20           12.10               2.34%
                                              Advisor Shares           1,000.00     1,054.40            9.53               1.84%

Select Stock Fund                             Institutional Shares     1,000.00     1,056.00            7.51               1.45%
                                              Class A Shares           1,000.00     1,054.20            8.80               1.70%
                                              Class B Shares           1,000.00     1,050.20           12.66               2.45%
                                              Class C Shares           1,000.00     1,050.50           12.66               2.45%

Technology Fund                               Institutional Shares     1,000.00     1,087.50            8.26               1.57%
                                              Class A Shares           1,000.00     1,084.70            9.56               1.82%
                                              Class B Shares           1,000.00     1,081.10           13.48               2.57%
                                              Class C Shares           1,000.00     1,080.00           13.47               2.57%
                                              Advisor Shares           1,000.00     1,082.90           10.87               2.07%

International Equity Fund                     Institutional Shares     1,000.00     1,147.10            7.31               1.35%
                                              Class A Shares           1,000.00     1,146.30            8.66               1.60%
                                              Class B Shares           1,000.00     1,141.30           12.68               2.35%
                                              Class C Shares           1,000.00     1,141.30           12.68               2.35%
                                              Advisor Shares           1,000.00     1,143.80           10.00               1.85%


_____________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               FIFTH THIRD FUNDS
                                 SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------



                                                                                                    EXPENSE             EXPENSE
                                                                      BEGINNING     ENDING            PAID               RATIO
                                                                       ACCOUNT      ACCOUNT          DURING              DURING
                                                                        VALUE        VALUE          PERIOD*              PERIOD
                                                                       8/1/04       1/31/05     8/1/04 - 1/31/05    8/1/04 - 1/31/05
                                                                      ---------    ---------    ----------------    ----------------
Bond Fund                                     Institutional Shares    $1,000.00    $1,036.90           $4.06               0.79%
                                              Class A Shares           1,000.00     1,034.60            5.33               1.04%
                                              Class B Shares           1,000.00     1,030.70            9.16               1.79%
                                              Class C Shares           1,000.00     1,030.70            9.16               1.79%
                                              Advisor Shares           1,000.00     1,033.40            6.61               1.29%

Intermediate Bond Fund                        Institutional Shares     1,000.00     1,024.10            3.88               0.76%
                                              Class A Shares           1,000.00     1,023.60            5.15               1.01%
                                              Class B Shares           1,000.00     1,022.70            5.15               1.01%
                                              Class C Shares           1,000.00     1,018.90            8.96               1.76%

Short Term Bond Fund                          Institutional Shares     1,000.00     1,006.20            3.74               0.74%
                                              Class A Shares           1,000.00     1,004.80            5.00               0.99%
                                              Class C Shares           1,000.00     1,001.10            8.78               1.74%

U.S. Government Bond Fund                     Institutional Shares     1,000.00     1,018.40            3.97               0.78%
                                              Class A Shares           1,000.00     1,017.10            5.24               1.03%
                                              Class C Shares           1,000.00     1,013.50            9.03               1.78%

Municipal Bond Fund                           Institutional Shares     1,000.00     1,037.50            4.01               0.78%
                                              Class A Shares           1,000.00     1,037.10            5.29               1.03%
                                              Class B Shares           1,000.00     1,032.40            9.12               1.78%
                                              Class C Shares           1,000.00     1,032.30            9.12               1.78%
                                              Advisor Shares           1,000.00     1,035.10            6.57               1.28%

Intermediate Municipal Bond Fund              Institutional Shares     1,000.00     1,024.70            3.47               0.68%
                                              Class A Shares           1,000.00     1,022.30            4.74               0.93%
                                              Class B Shares           1,000.00     1,023.30            4.74               0.93%
                                              Class C Shares           1,000.00     1,019.30            8.55               1.68%

Ohio Municipal Bond Fund                      Institutional Shares     1,000.00     1,023.70            3.98               0.78%
                                              Class A Shares           1,000.00     1,022.60            5.25               1.03%
                                              Class B Shares           1,000.00     1,018.20            9.05               1.78%
                                              Class C Shares           1,000.00     1,018.60            9.06               1.78%

Michigan Municipal Bond Fund                  Institutional Shares     1,000.00     1,012.70            3.50               0.69%
                                              Class A Shares           1,000.00     1,012.10            4.26               0.84%
                                              Class B Shares           1,000.00     1,007.70            8.55               1.69%
                                              Class C Shares           1,000.00     1,007.60            8.55               1.69%


_____________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.~

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                                                                    EXPENSE             EXPENSE
                                                                      BEGINNING     ENDING            PAID               RATIO
                                                                       ACCOUNT      ACCOUNT          DURING              DURING
                                                                        VALUE        VALUE          PERIOD*              PERIOD
                                                                       8/1/04       1/31/05     8/1/04 - 1/31/05    8/1/04 - 1/31/05
                                                                      ---------    ---------    ----------------    ----------------
Small Cap Growth Fund                         Institutional Shares    $1,000.00    $1,020.11          $ 5.14               1.01%
                                              Class A Shares           1,000.00     1,018.85            6.41               1.26%
                                              Class B Shares           1,000.00     1,015.07           10.21               2.01%
                                              Class C Shares           1,000.00     1,015.07           10.21               2.01%
                                              Advisor Shares           1,000.00     1,017.59            7.68               1.51%

Mid Cap Growth Fund                           Institutional Shares     1,000.00     1,019.76            5.50               1.08%
                                              Class A Shares           1,000.00     1,018.50            6.77               1.33%
                                              Class B Shares           1,000.00     1,014.72           10.56               2.08%
                                              Class C Shares           1,000.00     1,014.72           10.56               2.08%
                                              Advisor Shares           1,000.00     1,017.24            8.03               1.58%

Quality Growth Fund                           Institutional Shares     1,000.00     1,019.81            5.45               1.07%
                                              Class A Shares           1,000.00     1,018.55            6.72               1.32%
                                              Class B Shares           1,000.00     1,014.77           10.51               2.07%
                                              Class C Shares           1,000.00     1,014.77           10.51               2.07%
                                              Advisor Shares           1,000.00     1,017.29            7.98               1.57%

Large Cap Core Fund                           Institutional Shares     1,000.00     1,020.57            4.69               0.92%
                                              Class A Shares           1,000.00     1,019.31            5.96               1.17%
                                              Class B Shares           1,000.00     1,015.53            9.75               1.92%
                                              Class C Shares           1,000.00     1,015.53            9.75               1.92%

Equity Index Fund                             Institutional Shares     1,000.00     1,024.25            0.97               0.19%
                                              Class A Shares           1,000.00     1,022.99            2.24               0.44%
                                              Class B Shares           1,000.00     1,019.21            6.06               1.19%
                                              Class C Shares           1,000.00     1,019.21            6.06               1.19%
                                              Advisor Shares           1,000.00     1,021.73            3.52               0.69%
                                              Select Shares            1,000.00     1,023.84            1.38               0.27%
                                              Preferred Shares         1,000.00     1,023.49            1.73               0.34%
                                              Trust Shares             1,000.00     1,022.99            2.24               0.44%

Balanced Fund                                 Institutional Shares     1,000.00     1,020.06            5.19               1.02%
                                              Class A Shares           1,000.00     1,018.80            6.46               1.27%
                                              Class B Shares           1,000.00     1,015.02           10.26               2.02%
                                              Class C Shares           1,000.00     1,015.02           10.26               2.02%
                                              Advisor Shares           1,000.00     1,017.54            7.73               1.52%

Micro Cap Value Fund                          Institutional Shares     1,000.00     1,018.50            6.77               1.33%
                                              Class A Shares           1,000.00     1,017.24            8.03               1.58%
                                              Class B Shares           1,000.00     1,017.24            8.03               1.58%
                                              Class C Shares           1,000.00     1,017.24            8.03               1.58%
                                              Advisor Shares           1,000.00     1,017.24            8.03               1.58%


_____________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               FIFTH THIRD FUNDS
                                 SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------



                                                                                                    EXPENSE             EXPENSE
                                                                      BEGINNING     ENDING            PAID               RATIO
                                                                       ACCOUNT      ACCOUNT          DURING              DURING
                                                                        VALUE        VALUE          PERIOD*              PERIOD
                                                                       8/1/04       1/31/05     8/1/04 - 1/31/05    8/1/04 - 1/31/05
                                                                      ---------    ---------    ----------------    ----------------
Small Cap Value Fund                          Institutional Shares    $1,000.00    $1,018.90          $ 6.36               1.25%
                                              Class A Shares           1,000.00     1,017.64            7.63               1.50%
                                              Class B Shares           1,000.00     1,013.86           11.42               2.25%
                                              Class C Shares           1,000.00     1,013.86           11.42               2.25%
                                              Advisor Shares           1,000.00     1,016.38            8.89               1.75%

Multi Cap Value Fund                          Institutional Shares     1,000.00     1,018.70            6.56               1.29%
                                              Class A Shares           1,000.00     1,017.44            7.83               1.54%
                                              Class B Shares           1,000.00     1,013.66           11.62               2.29%
                                              Class C Shares           1,000.00     1,013.66           11.62               2.29%
                                              Advisor Shares           1,000.00     1,016.18            9.10               1.79%

Disciplined Large Cap Value Fund              Institutional Shares     1,000.00     1,019.86            5.40               1.06%
                                              Class A Shares           1,000.00     1,018.60            6.67               1.31%
                                              Class B Shares           1,000.00     1,014.82           10.46               2.06%
                                              Class C Shares           1,000.00     1,014.82           10.46               2.06%

LifeModel Aggressive Fund SM                  Institutional Shares     1,000.00     1,024.80            0.41               0.08%
                                              Class A Shares           1,000.00     1,023.54            1.68               0.33%
                                              Class B Shares           1,000.00     1,019.76            5.50               1.08%
                                              Class C Shares           1,000.00     1,019.76            5.50               1.08%

LifeModel Moderately Aggressive Fund SM       Institutional Shares     1,000.00     1,024.80            0.41               0.08%
                                              Class A Shares           1,000.00     1,023.54            1.68               0.33%
                                              Class B Shares           1,000.00     1,019.76            5.50               1.08%
                                              Class C Shares           1,000.00     1,019.76            5.50               1.08%

LifeModel Moderate Fund SM                    Institutional Shares     1,000.00     1,024.80            0.41               0.08%
                                              Class A Shares           1,000.00     1,023.54            1.68               0.33%
                                              Class B Shares           1,000.00     1,019.76            5.50               1.08%
                                              Class C Shares           1,000.00     1,019.76            5.50               1.08%

LifeModel Moderately Conservative Fund SM     Institutional Shares     1,000.00     1,024.80            0.41               0.08%
                                              Class A Shares           1,000.00     1,023.54            1.68               0.33%
                                              Class B Shares           1,000.00     1,019.76            5.50               1.08%
                                              Class C Shares           1,000.00     1,019.76            5.50               1.08%

LifeModel Conservative Fund SM                Institutional Shares     1,000.00     1,024.80            0.41               0.08%
                                              Class A Shares           1,000.00     1,023.54            1.68               0.33%
                                              Class B Shares           1,000.00     1,019.76            5.50               1.08%
                                              Class C Shares           1,000.00     1,019.76            5.50               1.08%

Strategic Income Fund                         Institutional Shares     1,000.00     1,018.45            6.82               1.34%
                                              Class A Shares           1,000.00     1,017.14            8.13               1.60%
                                              Class B Shares           1,000.00     1,013.36           11.93               2.35%
                                              Class C Shares           1,000.00     1,013.41           11.88               2.34%
                                              Advisor Shares           1,000.00     1,015.93            9.35               1.84%

Select Stock Fund                             Institutional Shares     1,000.00     1,017.90            7.37               1.45%
                                              Class A Shares           1,000.00     1,016.64            8.64               1.70%
                                              Class B Shares           1,000.00     1,012.85           12.43               2.45%
                                              Class C Shares           1,000.00     1,012.85           12.43               2.45%

Technology Fund                               Institutional Shares     1,000.00     1,017.29            7.98               1.57%
                                              Class A Shares           1,000.00     1,016.03            9.25               1.82%
                                              Class B Shares           1,000.00     1,012.25           13.03               2.57%
                                              Class C Shares           1,000.00     1,012.25           13.03               2.57%
                                              Advisor Shares           1,000.00     1,014.77           10.51               2.07%

International Equity Fund                     Institutional Shares     1,000.00     1,018.40            6.87               1.35%
                                              Class A Shares           1,000.00     1,017.14            8.13               1.60%
                                              Class B Shares           1,000.00     1,013.36           11.93               2.35%
                                              Class C Shares           1,000.00     1,013.36           11.93               2.35%
                                              Advisor Shares           1,000.00     1,015.88            9.40               1.85%


_____________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------



                                                                                                    EXPENSE             EXPENSE
                                                                      BEGINNING     ENDING            PAID               RATIO
                                                                       ACCOUNT      ACCOUNT          DURING              DURING
                                                                        VALUE        VALUE          PERIOD*              PERIOD
                                                                       8/1/04       1/31/05     8/1/04 - 1/31/05    8/1/04 - 1/31/05
                                                                      ---------    ---------    ----------------    ----------------
Bond Fund                                     Institutional Shares    $1,000.00    $1,021.22           $4.02               0.79%
                                              Class A Shares           1,000.00     1,019.96            5.30               1.04%
                                              Class B Shares           1,000.00     1,016.18            9.10               1.79%
                                              Class C Shares           1,000.00     1,016.18            9.10               1.79%
                                              Advisor Shares           1,000.00     1,018.70            6.56               1.29%

Intermediate Bond Fund                        Institutional Shares     1,000.00     1,021.37            3.87               0.76%
                                              Class A Shares           1,000.00     1,020.11            5.14               1.01%
                                              Class B Shares           1,000.00     1,020.11            5.14               1.01%
                                              Class C Shares           1,000.00     1,016.33            8.94               1.76%

Short Term Bond Fund                          Institutional Shares     1,000.00     1,021.48            3.77               0.74%
                                              Class A Shares           1,000.00     1,020.21            5.04               0.99%
                                              Class C Shares           1,000.00     1,016.43            8.84               1.74%

U.S. Government Bond Fund                     Institutional Shares     1,000.00     1,021.27            3.97               0.78%
                                              Class A Shares           1,000.00     1,020.01            5.24               1.03%
                                              Class C Shares           1,000.00     1,016.23            9.05               1.78%

Municipal Bond Fund                           Institutional Shares     1,000.00     1,021.27            3.97               0.78%
                                              Class A Shares           1,000.00     1,020.01            5.24               1.03%
                                              Class B Shares           1,000.00     1,016.23            9.05               1.78%
                                              Class C Shares           1,000.00     1,016.23            9.05               1.78%
                                              Advisor Shares           1,000.00     1,018.75            6.51               1.28%

Intermediate Municipal Bond Fund              Institutional Shares     1,000.00     1,021.78            3.47               0.68%
                                              Class A Shares           1,000.00     1,020.52            4.74               0.93%
                                              Class B Shares           1,000.00     1,020.52            4.74               0.93%
                                              Class C Shares           1,000.00     1,016.74            8.54               1.68%

Ohio Municipal Bond Fund                      Institutional Shares     1,000.00     1,021.27            3.97               0.78%
                                              Class A Shares           1,000.00     1,020.01            5.24               1.03%
                                              Class B Shares           1,000.00     1,016.23            9.05               1.78%
                                              Class C Shares           1,000.00     1,016.23            9.05               1.78%

Michigan Municipal Bond Fund                  Institutional Shares     1,000.00     1,021.73            3.52               0.69%
                                              Class A Shares           1,000.00     1,020.97            4.28               0.84%
                                              Class B Shares           1,000.00     1,016.69            8.59               1.69%
                                              Class C Shares           1,000.00     1,016.69            8.59               1.69%


_____________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

ADDRESSES
--------------------------------------------------------------------------------

Fifth Third Funds                        Fifth Third Funds
Stock and Bond Mutual Funds              3435 Stelzer Road
                                         Columbus, Ohio 43219
--------------------------------------------------------------------------------

Investment Advisor                       Fifth Third Asset Management, Inc.
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Sub-Advisor (International Equity        Morgan Stanley Investment
Fund only)                                    Management, Inc.
                                         1221 Avenue of the Americas
                                         New York, New York 10020
--------------------------------------------------------------------------------

Distributor                              Fifth Third Funds Distributor, Inc.
                                         3435 Stelzer Road
                                         Columbus, Ohio 43219
--------------------------------------------------------------------------------

Administrator, Accountant and            Fifth Third Bank
Custodian                                38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Sub-Administrator                        BISYS Fund Services Limited Partnership
                                         3435 Stelzer Road
                                         Columbus, Ohio 43219
--------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent   BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                     3435 Stelzer Road
                                         Columbus, Ohio 43219
--------------------------------------------------------------------------------

Registered Independent Accountants       PricewaterhouseCoopers LLP
                                         100 East Broad Street
                                         Suite 2100
                                         Columbus, Ohio 43215
--------------------------------------------------------------------------------

[LOGO] Fifth Third Funds


3/05                                                   SAR-STBD-05

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     Included as part of the report to shareholders filed under Item 1 of this form.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                    (i) Has at least one audit committee financial expert serving on its audit committee; or

                    (ii) Does not have an audit committee financial expert
                         serving on its audit committee.

               (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                    (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

               (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

          (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

          (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

          (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED AS PART OF THE REPORT TO SHAREHOLDERS FILED UNDER ITEM 1 OF THE FORM.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

THE TRUST, EFFECTIVE SEPTEMBER 29, 2004, ADOPTED PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Fifth Third Funds
            --------------------------------------------------------------------

By (Signature and Title) /s/ Steven D. Pierce        Steven D. Pierce, Treasurer
                         -------------------------------------------------------

Date April 11, 2005
     --------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ C. David Bunstine      C. David Bunstine, President
                         -------------------------------------------------------

Date April 11, 2005
     --------------

By (Signature and Title) /s/ Steven D. Pierce        Steven D. Pierce, Treasurer
                         -------------------------------------------------------

Date April 11, 2005
     --------------